UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: March 31

Date of reporting period: March 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Reports to Shareholders are attached hereto.

(b)	Not applicable.

WisdomTree Trust

Annual Report

March 31, 2021

(As updated July 27, 2021, to reflect a 2-for-1 stock split on June 10, 2021 for the WisdomTree U.S. Quality Shareholder Yield Fund)

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

WisdomTree U.S. ESG Fund (RESP)

WisdomTree U.S. High Dividend Fund (DHS)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

WisdomTree U.S. LargeCap Fund (EPS)

WisdomTree U.S. MidCap Dividend Fund (DON)

WisdomTree U.S. MidCap Fund (EZM)

WisdomTree U.S. Multifactor Fund (USMF)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

WisdomTree U.S. SmallCap Dividend Fund (DES)

WisdomTree U.S. SmallCap Fund (EES)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

WisdomTree U.S. Total Dividend Fund (DTD)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Market Environment Overview

(unaudited)

The U.S. equity market, as measured by the S&P 500® Index, returned 56.35% for the 12-month fiscal year ending March 31, 2021 (the “period”).

U.S. equities significantly recovered to return 20.54%, as measured by S&P 500® Index, in the second quarter of 2020 following the outbreak of the novel coronavirus (“COVID-19”) in the preceding quarter. Emergency action taken by the U.S. Federal Reserve (the “Fed”), including benchmark rate cuts and quantitative easing measures, helped support equities as economic activity slowed from lockdowns instituted by local governments. Fiscal policy measures, including enhanced unemployment insurance and business loans, also drove positive U.S. equity returns. Notably, the second quarter of 2020 was the strongest quarter of performance in over 20 years, as measured by the S&P 500® Index, despite elevated levels of unemployment, contracting business activity, and uncertainty about a second wave of COVID-19 infections, as well as, the outcome of the 2020 U.S. presidential election.

The recovery in U.S. equities persisted in the third quarter of 2020, although at a moderating pace, in which the S&P 500® Index returned 8.93%. Economic indicators continued to recover from previous lows. U.S. unemployment rates declined to 7.8% but remained above the 3.6% pre-pandemic level. Meanwhile, business activity reentered expansionary territory and consumer spending rebounded in the third quarter of 2020. Optimism about COVID-19 vaccine candidates also contributed to positive equity market sentiment. U.S. gross domestic product grew 33.4% in the third quarter of 2020, following a 31.4% decrease in the second quarter of 2020, marking a significant recovery for the U.S. economy.

The upward trajectory in U.S. equities continued in the final quarter of 2020. The S&P 500® Index returned 12.15%. A key driver of gains in the quarter was regulatory approval of two separate COVID-19 vaccines. Also contributing to positive performance was a reduction in uncertainty following the U.S. presidential election as well as the passage of a $900 billion COVID-19 relief bill that included direct payments to individuals, additional support for small businesses, and extended unemployment benefits. Increasing rates of COVID-19 infections stifled economic activity in the fourth quarter of 2020. Consumer spending declined in November 2020 for the first time since the early stages of the COVID-19 pandemic. Meanwhile, the Fed’s ongoing commitment to accommodative monetary policy helped support U.S. equities despite rising infection rates and a slowdown in economic recovery in the fourth quarter of 2020.

U.S. equities rose for a fourth consecutive quarter in the first quarter of 2021 in which the S&P 500® Index increased 6.17%. Ongoing fiscal and monetary stimulus as well as a national COVID-19 vaccine roll out helped lead stocks higher. At the end of the quarter, an additional $2.5 trillion dollars in fiscal spending was proposed, primarily focused on improving infrastructure. Meanwhile, economic data continued to point towards recovery. Jobless claims fell to the lowest level since the onset of the COVID-19 pandemic, retail sales increased at the fastest pace since June 2020, and the U.S. ISM manufacturing index, considered to be a key indicator of the state of the U.S. economy, reached the highest level since 1983 indicating an expansion of the U.S. economy.

Over the period, the increase in long-term U.S. interest rates exceeded the decrease in short-term U.S. interest rates, resulting in a steepening in the U.S. Treasury yield curve. The Fed funds rate was unchanged, remaining in a range of 0% to 0.25%, while the 2-Year U.S. Treasury Note yield decreased from 0.23% to 0.16% and the U.S. 10-Year Treasury Note yield increased from 0.70% to 1.74%. The closely monitored spread between the 2- and 10-year U.S. Treasury Note yields increased from 0.47% at the beginning of the period to 1.58% at the end of the period. The decrease in short-term rates over the period was driven by easing monetary policy by the Fed. The increase in long-term yield was driven by rising inflation expectations. The 30-year breakeven inflation rate, a measure of what market participants expect inflation to be in the next 30 years, increased from 1.25% to 2.31% during the period.

Each WisdomTree Fund’s performance as set forth in “Management’s Discussion of Funds’ Performance” in the pages that follow should also be viewed in light of the foregoing market environment.

WisdomTree Trust	1

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. Each Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the midpoint of the bid and ask price for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Fund shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Fund NAV returns are calculated using a Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid and ask price as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month-end performance information visit www.wisdomtree.com.

Shareholder Expense Examples

Each Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2020 to March 31, 2021. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2021 (unaudited)

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

Sector Breakdown†

Sector	% of Net Assets
Consumer Staples	15.9%
Utilities	11.8%
Communication Services	11.8%
Information Technology	10.5%
Health Care	9.8%
Real Estate	9.7%
Materials	9.2%
Consumer Discretionary	8.9%
Industrials	8.9%
Energy	3.1%
Investment Company	0.1%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Altria Group, Inc.	4.0%
Lumen Technologies, Inc.	3.2%
Philip Morris International, Inc.	2.6%
AT&T, Inc.	1.8%
Iron Mountain, Inc.	1.8%
FirstEnergy Corp.	1.7%
Dow, Inc.	1.6%
Verizon Communications, Inc.	1.5%
PPL Corp.	1.5%
Kraft Heinz Co. (The)	1.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Dividend ex-Financials Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Dividend ex-Financials Index (the “Index”). In seeking to track the Index, the Fund invests in high dividend yielding companies in the U.S. equity market excluding the financial sector. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 50.69% at net asset value (“NAV”) for the fiscal year ended March 31, 2021 (for more complete performance information please see the table below). The fiscal year performance is measured beginning April 1, 2020, which roughly marks the start of the stock market recovery from the COVID-19 pandemic induced market sell-off that occurred prior to this date, and explains why absolute performance is exceptionally high for the fiscal year ended March 31, 2021. The Fund’s position in the Materials sector contributed most positively to performance while its position in the Utilities sector contributed the least positively to performance. In terms of performance by dividend yield quintiles, all dividend quintiles performed comparably well due to the post COVID-19 rally.

Shareholder Expense Example (for the six-month period ended March 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,267.50	0.38%	$2.15
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	50.69%	7.49%	8.26%	10.26%
Fund Market Price Returns	51.17%	7.54%	8.30%	10.27%
WisdomTree U.S. Dividend ex-Financials Index	51.40%	7.89%	8.68%	10.68%
Dow Jones U.S. Select Dividend IndexSM	61.70%	10.72%	11.18%	12.39%
Russell 1000® Value Index	56.09%	10.96%	11.74%	10.99%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	3

Management’s Discussion of Funds’ Performance

as of March 31, 2021 (unaudited)

WisdomTree U.S. ESG Fund (RESP)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	28.7%
Health Care	13.7%
Consumer Discretionary	12.6%
Communication Services	11.0%
Financials	11.0%
Industrials	9.0%
Consumer Staples	5.9%
Materials	2.7%
Real Estate	2.7%
Utilities	2.6%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Apple, Inc.	5.5%
Alphabet, Inc., Class A	4.7%
Microsoft Corp.	4.7%
Amazon.com, Inc.	3.4%
JPMorgan Chase & Co.	1.6%
Verizon Communications, Inc.	1.1%
Comcast Corp., Class A	1.0%
PayPal Holdings, Inc.	1.0%
Procter & Gamble Co. (The)	1.0%
AT&T, Inc.	1.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. ESG Fund (the “Fund”) seeks capital appreciation. The Fund is actively managed using a model-based approach. The Fund seeks to achieve its investment objective by investing primarily in U.S. equity securities that exhibit certain characteristics believed to be indicative of positive future returns as well as incorporating favorable environmental, social, and governance (“ESG”) characteristics based on a model developed by WisdomTree Asset Management.

The Fund returned 60.80% at net asset value (“NAV”) for the fiscal year ended March 31, 2021 (for more complete performance information please see the table below). The fiscal year performance is measured beginning April 1, 2020, which roughly marks the start of the stock market recovery from the COVID-19 pandemic induced market sell-off that occurred prior to this date, and explains why absolute performance is exceptionally high for the fiscal year ended March 31, 2021. During the recovery, the Fund’s position in the Consumer Discretionary sector was the most positive contributor to performance over the fiscal year, while its position in the Financials sector was the primary detractor from performance. In terms of performance by price-to-earnings (“P/E”) quintiles, the fourth P/E quintile was the most negative contributor, while the fifth quintile contributed positively to performance. The Fund’s focus on sustainable and value-oriented investment strategies also contributed positively to its performance since many value-oriented and quality-oriented funds rebounded during the recovery process.

Shareholder Expense Example (for the six-month period ended March 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,207.00	0.28%	$1.54
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	0.28%	$1.41

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns[1]	60.80%	14.28%	15.09%	12.95%
Fund Market Price Returns[1]	61.44%	14.31%	15.16%	12.96%
MSCI USA Extended ESG Focus Index[2]	60.09%	18.38%	N/A	N/A
S&P 500® Index	56.35%	16.78%	16.29%	13.91%
[1]

The Fund’s name, investment objective and strategies changed effective March 16, 2020. Prior to March 16, 2020, Fund performance reflects the investment objective of the Fund when it was known as the WisdomTree U.S. Total Market Fund (EXT) and tracked the performance, before fees and expenses, of the WisdomTree U.S. Total Market Index.

[2]	The MSCI USA Extended ESG Focus Index began on March 27, 2018, and the line graph for the Index begins at the same value as the Fund on that date.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2021 (unaudited)

WisdomTree U.S. High Dividend Fund (DHS)

Sector Breakdown†

Sector	% of Net Assets
Consumer Staples	20.5%
Financials	16.9%
Utilities	13.0%
Information Technology	12.7%
Health Care	11.8%
Communication Services	11.3%
Real Estate	5.0%
Industrials	3.9%
Materials	2.5%
Consumer Discretionary	1.2%
Energy	0.9%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Altria Group, Inc.	5.9%
Philip Morris International, Inc.	5.2%
AbbVie, Inc.	5.1%
AT&T, Inc.	4.9%
Verizon Communications, Inc.	4.8%
Pfizer, Inc.	4.2%
Cisco Systems, Inc.	4.0%
Coca-Cola Co. (The)	4.0%
International Business Machines Corp.	3.6%
Broadcom, Inc.	3.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. High Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in high dividend yielding companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 40.97% at net asset value (“NAV”) for the fiscal year ended March 31, 2021 (for more complete performance information please see the table below). Beyond profiting from the broader market recovery from the lows of the pandemic in March 2020, the Fund’s performance benefited most from its positions in the Information Technology sector and was negatively impacted by its position in the Communication Services sector. In terms of performance by dividend yield quintiles, performance in respect to the value benchmark took a hit due to poor security selection within the upper quintiles, as well as due to little or no allocation among the lower quintiles and the non-dividend paying group of companies. Therefore, dividend-paying companies, and dividend-focused funds, such as the Fund, which are typically overweight these higher dividend yield quintiles, underperformed benchmarks with a more balanced dividend yield profile. Furthermore, the Fund was more heavily allocated to low volatility equities, which detracted from overall cumulative returns for the fiscal year, but slightly reduced overall volatility.

Shareholder Expense Example (for the six-month period ended March 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,251.70	0.38%	$2.13
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	40.97%	7.95%	7.67%	10.39%
Fund Market Price Returns	41.31%	8.00%	7.70%	10.40%
WisdomTree U.S. High Dividend Index	41.63%	8.34%	8.06%	10.80%
Russell 1000® Value Index	56.09%	10.96%	11.74%	10.99%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	5

Management’s Discussion of Funds’ Performance

as of March 31, 2021 (unaudited)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	21.0%
Consumer Staples	15.4%
Health Care	15.3%
Financials	13.3%
Industrials	8.5%
Communication Services	7.2%
Consumer Discretionary	6.1%
Utilities	5.9%
Real Estate	3.9%
Materials	2.6%
Energy	0.4%
Investment Company	0.2%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Microsoft Corp.	5.3%
Apple, Inc.	4.0%
Johnson & Johnson	3.2%
Verizon Communications, Inc.	2.8%
AT&T, Inc.	2.7%
JPMorgan Chase & Co.	2.6%
Philip Morris International, Inc.	2.2%
Procter & Gamble Co. (The)	2.2%
Altria Group, Inc.	2.1%
Home Depot, Inc. (The)	2.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. LargeCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. LargeCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying large-cap companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 45.40% at net asset value (“NAV”) for the fiscal year ended March 31, 2021 (for more complete performance information please see the table below). All sector exposures within the Fund had positive returns during the period. The Fund’s positions in Materials, Financials, and Energy sectors had the highest returns during the period; meanwhile, the Fund’s positions in the Utilities and Communication Services sectors were the weakest contributors to performance, even though they produced positive returns over the period. Exposure to the highest dividend yield quintiles of the market negatively contributed to performance as companies with zero dividend yield had the strongest returns during the period. Fund performance was also negatively impacted by its exposure to large-cap companies, as mid- and small-cap companies outperformed during the period.

Shareholder Expense Example (for the six-month period ended March 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,195.50	0.28%	$1.53
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	0.28%	$1.41

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	45.40%	12.04%	12.32%	12.04%
Fund Market Price Returns	45.75%	12.07%	12.35%	12.05%
WisdomTree U.S. LargeCap Dividend Index	45.79%	12.35%	12.64%	12.35%
S&P 500® Index	56.35%	16.78%	16.29%	13.91%
Russell 1000® Value Index	56.09%	10.96%	11.74%	10.99%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2021 (unaudited)

WisdomTree U.S. LargeCap Fund (EPS)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	23.6%
Financials	16.0%
Health Care	14.8%
Communication Services	11.7%
Consumer Staples	8.8%
Industrials	8.4%
Consumer Discretionary	8.3%
Utilities	3.0%
Materials	2.4%
Real Estate	1.6%
Energy	1.1%
Investment Company	0.1%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Apple, Inc.	4.5%
Microsoft Corp.	4.3%
Alphabet, Inc., Class A	3.4%
JPMorgan Chase & Co.	2.5%
Intel Corp.	2.3%
Facebook, Inc., Class A	2.2%
Berkshire Hathaway, Inc., Class B	2.0%
Bank of America Corp.	1.8%
UnitedHealth Group, Inc.	1.6%
Amazon.com, Inc.	1.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. LargeCap Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. LargeCap Index (the “Index”). In seeking to track the Index, the Fund invests in earnings-generating large-cap companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 57.11% at net asset value (“NAV”) for the fiscal year ended March 31, 2021 (for more complete performance information please see the table below). The Fund benefited most from its position in the Financials sector, while its position in the Energy sector was the least beneficial to performance. In terms of performance by price-to-earnings (“P/E”) quintiles, the lowest P/E quintile was the most positive contributor, while companies with negative earnings (and therefore, no discernible P/E ratio) were amongst those that contributed the least positively to performance. Leading into the fiscal year, the Fund’s performance was especially hit hard during the first few months of the global COVID-19 induced market sell-off. However, many markets saw their floors established just at the beginning of the fiscal year. Subsequently, many companies benefited in the large, broad-based market rally that would occur over the fiscal year. During the first five months of the fiscal year, value-oriented investment strategies, such as those utilized by the Fund, saw positive performance as the global economy began to slowly recover, but were lagging more growth-oriented strategies that initially benefited from the global shutdowns. However, by the end the summer of 2020, more states loosened restrictions and more fiscal/monetary stimulus was being rolled out. As a result, the value-oriented companies began to outperform growth-oriented companies for the remainder of the fiscal year.

Shareholder Expense Example (for the six-month period ended March 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,233.60	0.08%	$0.45
Hypothetical (5% return before expenses)	$1,000.00	$1,024.53	0.08%	$0.40

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	57.11%	14.93%	15.50%	13.24%
Fund Market Price Returns	57.71%	14.94%	15.55%	13.26%
WisdomTree U.S. LargeCap Index	57.32%	15.13%	15.76%	13.52%
S&P 500® Index	56.35%	16.78%	16.29%	13.91%
S&P 500® Value Index	50.37%	11.83%	12.31%	11.14%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	7

Management’s Discussion of Funds’ Performance

as of March 31, 2021 (unaudited)

WisdomTree U.S. MidCap Dividend Fund (DON)

Sector Breakdown†

Sector	% of Net Assets
Financials	26.0%
Industrials	15.2%
Utilities	11.2%
Consumer Discretionary	10.8%
Materials	9.9%
Real Estate	9.1%
Information Technology	5.8%
Energy	3.8%
Consumer Staples	3.7%
Communication Services	2.7%
Health Care	1.2%
Investment Company	0.4%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Antero Midstream Corp.	1.5%
Franklin Resources, Inc.	1.4%
Newell Brands, Inc.	1.2%
Interpublic Group of Cos., Inc. (The)	1.2%
Williams-Sonoma, Inc.	1.0%
Watsco, Inc.	1.0%
Western Union Co. (The)	1.0%
CNA Financial Corp.	1.0%
Fidelity National Financial, Inc.	0.9%
Pinnacle West Capital Corp.	0.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. MidCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. MidCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying mid-cap companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 71.52% at net asset value (“NAV”) for the fiscal year ended March 31, 2021 (for more complete performance information please see the table below). The fiscal year performance is measured beginning April 1, 2020, which roughly marks the start of the stock market recovery from the COVID-19 pandemic induced market sell-off that occurred prior to this date, and explains why absolute performance is exceptionally high for the fiscal year ended March 31, 2021. During the recovery, the Fund’s position in the Financials and Health Care sectors contributed positively to performance while its position in the Industrials and Consumer Staples sectors detracted from performance. As the recovery gained steam later in the fiscal year, many cyclical and dividend-paying companies began to catch a tailwind, which was particularly beneficial for the Fund. In terms of performance by dividend yield quintiles, the highest dividend yield quintile was the strongest contributor, while the two lowest dividend yield quintiles were primary detractors. The Fund’s focus on dividend-paying companies positively affected its performance as cyclical and value-oriented companies rallied for much of the fiscal year. Likewise, investment strategies having an emphasis on mid- and small-cap companies benefited during the recovery, as they were positively affected by the prospect of returning to economic growth.

Shareholder Expense Example (for the six-month period ended March 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,412.80	0.38%	$2.29
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	71.52%	8.64%	9.90%	11.39%
Fund Market Price Returns	72.74%	8.81%	10.00%	11.43%
WisdomTree U.S. MidCap Dividend Index	72.34%	8.97%	10.27%	11.74%
S&P MidCap 400® Index	83.46%	13.40%	14.37%	11.92%
Russell MidCap Index	73.64%	14.72%	14.67%	12.46%
Russell MidCap Value Index	73.76%	10.70%	11.60%	11.05%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

8	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2021 (unaudited)

WisdomTree U.S. MidCap Fund (EZM)

Sector Breakdown†

Sector	% of Net Assets
Financials	23.1%
Industrials	19.9%
Consumer Discretionary	14.8%
Information Technology	10.1%
Materials	7.5%
Health Care	6.2%
Real Estate	5.8%
Consumer Staples	4.5%
Utilities	4.2%
Energy	1.9%
Communication Services	1.6%
Investment Company	0.3%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Hanesbrands, Inc.	0.8%
SLM Corp.	0.8%
Berry Global Group, Inc.	0.7%
Diamondback Energy, Inc.	0.7%
Signature Bank	0.7%
Arrow Electronics, Inc.	0.7%
LPL Financial Holdings, Inc.	0.7%
Unum Group	0.7%
Alliance Data Systems Corp.	0.7%
East West Bancorp, Inc.	0.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. MidCap Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. MidCap Index (the “Index”). In seeking to track the Index, the Fund invests in earnings-generating mid-cap companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 95.30% at net asset value (“NAV”) for the fiscal year ended March 31, 2021 (for more complete performance information please see the table below). The fiscal year performance is measured beginning April 1, 2020, which roughly marks the start of the stock market recovery from the COVID-19 pandemic induced market sell-off that occurred prior to this date, and explains why absolute performance is exceptionally high for the fiscal year ended March 31, 2021. During the recovery, the Fund’s position in the Consumer Discretionary sector contributed most positively to performance while its position in the Utilities sector contributed least positively to performance. In terms of performance by dividend yield quintiles, the highest dividend yield quintile was the most positive contributor, while the lowest dividend yield quintile was the least positive contributor. The Fund’s focus on dividend yielding companies positively affected its performance over the fiscal year since many value-oriented funds (including those with a dividend emphasis such as the Fund) rebounded during the recovery process.

Shareholder Expense Example (for the six-month period ended March 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,499.50	0.38%	$2.37
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	95.30%	11.38%	12.81%	11.58%
Fund Market Price Returns	97.23%	11.60%	12.96%	11.65%
WisdomTree U.S. MidCap Index	96.08%	11.77%	13.19%	11.91%
S&P MidCap 400® Index	83.46%	13.40%	14.37%	11.92%
Russell MidCap Index	73.64%	14.72%	14.67%	12.46%
Russell MidCap Value Index	73.76%	10.70%	11.60%	11.05%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	9

Management’s Discussion of Funds’ Performance

as of March 31, 2021 (unaudited)

WisdomTree U.S. Multifactor Fund (USMF)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	27.5%
Health Care	13.2%
Consumer Discretionary	12.7%
Financials	10.6%
Communication Services	10.3%
Industrials	9.7%
Consumer Staples	5.9%
Materials	2.6%
Real Estate	2.5%
Utilities	2.5%
Energy	2.3%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Broadridge Financial Solutions, Inc.	1.3%
Booz Allen Hamilton Holding Corp.	1.3%
Tyler Technologies, Inc.	1.2%
Cisco Systems, Inc.	1.2%
F5 Networks, Inc.	1.2%
Verizon Communications, Inc.	1.2%
Citrix Systems, Inc.	1.2%
Akamai Technologies, Inc.	1.2%
Oracle Corp.	1.2%
Black Knight, Inc.	1.2%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Multifactor Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Multifactor Index (the “Index”). In seeking to track the Index, the Fund invests in U.S. companies with the highest composite scores based on two fundamental factors, value and quality measures, and two technical factors, momentum and correlation. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 55.76% at net asset value (“NAV”) for the fiscal year ended March 31, 2021 (for more complete performance information please see the table below). The fiscal year performance is measured beginning April 1, 2020, which roughly marks the start of the stock market recovery from the COVID-19 pandemic induced market sell-off that occurred prior to this date, and explains why absolute performance is exceptionally high for the fiscal year ended March 31, 2021. During the recovery, the Fund’s position in the Consumer Discretionary sector was the most positive contributor to performance over the fiscal year, while its position in the Information Technology sector was the primary detractor from performance. The Fund’s underweight exposure to large-cap companies, coupled with its overweight exposure to mid-cap companies, positively contributed to performance as many value-oriented and quality-oriented mid-cap companies rallied during most of the fiscal year.

Shareholder Expense Example (for the six-month period ended March 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,217.90	0.28%	$1.55
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	0.28%	$1.41

Performance

	Average Annual Total Return

	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	55.76%	12.38%	13.64%
Fund Market Price Returns	56.68%	12.47%	13.73%
WisdomTree U.S. Multifactor Index	56.07%	12.53%	13.75%
S&P 500® Index	56.35%	16.78%	16.31%
S&P 500® Equal Weight Index	71.61%	14.90%	14.39%
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on June 29, 2017.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

10	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2021 (unaudited)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	25.4%
Health Care	19.0%
Consumer Staples	16.7%
Industrials	16.5%
Communication Services	6.7%
Financials	5.4%
Consumer Discretionary	4.7%
Materials	3.3%
Utilities	1.3%
Real Estate	0.4%
Energy	0.4%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Microsoft Corp.	4.8%
Johnson & Johnson	4.6%
Apple, Inc.	4.3%
Verizon Communications, Inc.	4.3%
Procter & Gamble Co. (The)	3.4%
Altria Group, Inc.	3.3%
Coca-Cola Co. (The)	3.0%
Pfizer, Inc.	3.0%
Cisco Systems, Inc.	2.8%
Intel Corp.	2.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Quality Dividend Growth Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying large-cap companies with growth characteristics in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 50.24% at net asset value (“NAV”) for the fiscal year ended March 31, 2021 (for more complete performance information please see the table below). The Fund benefited the most from its positions in the Real Estate and Utilities sectors, while its positions in the Consumer Discretionary and Health Care sectors were the most negative contributors to performance. In terms of performance by return-on-equity (“ROE”) quintiles, the highest ROE quintile was a negative contributor while the fourth ROE quintile was the most positive contributor. During the fiscal year, companies with negative ROE had great performance, for which the Fund’s allocation is zero and therefore detracted from total returns. Additionally, the Fund’s overweight to large-cap and low volatility companies also detracted from performance.

Shareholder Expense Example (for the six-month period ended March 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,165.50	0.28%	$1.51
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	0.28%	$1.41

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	50.24%	14.93%	15.34%	13.56%
Fund Market Price Returns	50.62%	14.96%	15.39%	13.58%
WisdomTree U.S. Quality Dividend Growth Index	50.80%	15.27%	15.70%	13.88%
NASDAQ U.S. Dividend AchieversTM Select Index	44.99%	15.55%	14.89%	12.50%
S&P 500® Index	56.35%	16.78%	16.29%	14.04%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on May 22, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	11

Management’s Discussion of Funds’ Performance

as of March 31, 2021 (unaudited)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

Sector Breakdown†

Sector	% of Net Assets
Financials	21.3%
Information Technology	16.8%
Consumer Discretionary	13.9%
Health Care	11.4%
Industrials	7.8%
Communication Services	7.4%
Energy	5.5%
Real Estate	5.1%
Consumer Staples	4.9%
Utilities	3.5%
Materials	2.3%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
eBay, Inc.	1.9%
People’s United Financial, Inc.	1.8%
Lumen Technologies, Inc.	1.7%
DaVita, Inc.	1.5%
Simon Property Group, Inc.	1.5%
Juniper Networks, Inc.	1.5%
Discovery, Inc., Class A	1.4%
Allstate Corp. (The)	1.4%
Altria Group, Inc.	1.4%
Toll Brothers, Inc.	1.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Quality Shareholder Yield Fund (the “Fund”) is actively managed using a model-based approach seeking income and capital appreciation by investing primarily in U.S. equity securities that provide a high total shareholder yield with favorable relative quality characteristics.

The Fund returned 76.07% at net asset value (“NAV”) for the fiscal year ended March 31, 2021 (for more complete performance information please see the table below). The fiscal year performance is measured beginning April 1, 2020, which roughly marks the start of the stock market recovery from the COVID-19 pandemic induced market sell-off that occurred prior to this date, and explains why absolute performance is exceptionally high for the fiscal year ended March 31, 2021. The Fund benefited the most from its position in the Financials and Consumer Discretionary sectors, while its position in the Information Technology sector negatively affected performance. The Fund’s focus on the highest shareholder yield and highest quality subsets of the U.S. equity market positively contributed to performance during the fiscal year.

Shareholder Expense Example (for the six-month period ended March 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,372.30	0.38%	$2.25
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns[1]	76.07%	13.65%	14.26%	11.89%
Fund Market Price Returns[1]	76.78%	13.77%	14.34%	11.93%
Russell 1000® Value Index	56.09%	10.96%	11.74%	10.99%
[1]

The Fund’s investment objective changed effective December 18, 2017. From June 19, 2009 through December 17, 2017, the Fund’s investment objective sought to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. LargeCap Value Index.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

12	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2021 (unaudited)

WisdomTree U.S. SmallCap Dividend Fund (DES)

Sector Breakdown†

Sector	% of Net Assets
Financials	26.4%
Industrials	18.2%
Consumer Discretionary	12.3%
Real Estate	9.3%
Materials	8.9%
Consumer Staples	8.2%
Utilities	5.7%
Information Technology	4.4%
Communication Services	3.1%
Health Care	1.7%
Energy	1.6%
Investment Company	0.0%	*
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Vector Group Ltd.	1.7%
B&G Foods, Inc.	1.6%
Rent-A-Center, Inc.	1.3%
Kontoor Brands, Inc.	1.2%
Compass Minerals International, Inc.	1.2%
Avista Corp.	1.1%
Commercial Metals Co.	1.1%
Greif, Inc., Class A	1.0%
South Jersey Industries, Inc.	1.0%
Big Lots, Inc.	0.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying small-cap companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 76.76% at net asset value (“NAV”) for the fiscal year ended March 31, 2021 (for more complete performance information please see the table below). The Fund benefited most from its overweight position in the Energy sector, while its underweight position in the Consumer Discretionary sector was the least beneficial to performance. In terms of performance by price-to-earnings (“P/E”) quintiles, the lowest P/E quintile was the most positive contributor, while companies with negative earnings (and therefore, no discernible P/E ratio) were amongst those that contributed the least positively to performance. Leading into the fiscal year, the Fund’s performance was especially hit hard during the first few months of the global COVID-19 induced market sell-off. Dividend-paying companies, and dividend-focused investment strategies, such as those utilized by the Fund, initially struggled to outpace their peers leading into the fiscal year. However, many markets saw their floors established just at the beginning of the fiscal year. Subsequently, many companies benefited in the large, broad-based market rally that occurred over the full fiscal year. During the first five months of the fiscal year, smaller-market cap and value-oriented investment strategies, such as those utilized by the Fund, saw positive performance as the global economy began to slowly recover, but were lagging larger-market cap growth-oriented strategies that initially benefited from the global shutdowns. However, by the end the summer of 2020, more states loosened restrictions and more fiscal/monetary stimulus was being rolled out. As a result, the smaller-market cap and value-oriented companies began to vastly outperform larger, growth-oriented companies for the remainder of the fiscal year.

Shareholder Expense Example (for the six-month period ended March 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,493.60	0.38%	$2.36
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	76.76%	7.35%	9.51%	10.06%
Fund Market Price Returns	78.86%	7.59%	9.66%	10.14%
WisdomTree U.S. SmallCap Dividend Index	77.64%	7.76%	9.89%	10.29%
Russell 2000® Index	94.85%	14.76%	16.35%	11.68%
Russell 2000® Value Index	97.05%	11.57%	13.56%	10.06%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	13

Management’s Discussion of Funds’ Performance

as of March 31, 2021 (unaudited)

WisdomTree U.S. SmallCap Fund (EES)

Sector Breakdown†

Sector	% of Net Assets
Financials	25.1%
Industrials	19.2%
Consumer Discretionary	18.5%
Health Care	6.4%
Information Technology	6.3%
Consumer Staples	5.7%
Communication Services	5.4%
Real Estate	4.8%
Materials	4.3%
Energy	3.0%
Utilities	1.0%
Investment Company	0.2%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Navient Corp.	1.0%
Big Lots, Inc.	0.9%
Flagstar Bancorp, Inc.	0.9%
ODP Corp. (The)	0.8%
Michaels Cos., Inc. (The)	0.8%
Rent-A-Center, Inc.	0.7%
United Natural Foods, Inc.	0.7%
M/I Homes, Inc.	0.6%
Meritor, Inc.	0.6%
AMC Networks, Inc., Class A	0.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. SmallCap Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Index (the “Index”). In seeking to track the Index, the Fund invests in earnings-generating small-cap companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 113.74% at net asset value (“NAV”) for the fiscal year ended March 31, 2021 (for more complete performance information please see the table below). The fiscal year performance is measured beginning April 1, 2020, which roughly marks the start of the stock market recovery from the COVID-19 pandemic induced market sell-off that occurred prior to this date, and explains why absolute performance is exceptionally high for the fiscal year ended March 31, 2021. During the recovery, the Fund’s position in the Consumer Discretionary, Energy, and Utilities sectors contributed most positively to performance while its positions in the Financials and Information Technology sectors detracted from performance. As the recovery gained steam later in the year, many cyclical and smaller companies began to catch a tailwind, which was particularly beneficial for the Fund, as economic prospects improved and it appeared that more companies would return to profitability. In terms of performance by price-to-earnings (“P/E”) quintiles, the lowest P/E quintile was the strongest contributor, while the second- and third-lowest P/E quintiles were slight detractors. The Fund’s focus on small-cap companies with positive earnings aided its performance as cyclical and value-oriented companies rallied for much of the fiscal year.

Shareholder Expense Example (for the six-month period ended March 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,591.50	0.38%	$2.46
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	113.74%	11.50%	14.52%	11.42%
Fund Market Price Returns	116.37%	11.76%	14.71%	11.48%
WisdomTree U.S. SmallCap Index	114.70%	11.80%	14.81%	11.65%
Russell 2000® Index	94.85%	14.76%	16.35%	11.68%
Russell 2000® Value Index	97.05%	11.57%	13.56%	10.06%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

14	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2021 (unaudited)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

Sector Breakdown†

Sector	% of Net Assets
Industrials	26.4%
Financials	25.6%
Consumer Discretionary	15.9%
Utilities	8.0%
Materials	6.9%
Consumer Staples	6.8%
Information Technology	6.2%
Communication Services	2.8%
Health Care	1.0%
Real Estate	0.2%
Energy	0.1%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Avista Corp.	2.6%
B&G Foods, Inc.	2.2%
Rent-A-Center, Inc.	2.2%
Greif, Inc., Class A	1.8%
John Wiley & Sons, Inc., Class A	1.7%
Trinity Industries, Inc.	1.6%
Nu Skin Enterprises, Inc., Class A	1.6%
Cathay General Bancorp	1.6%
Buckle, Inc. (The)	1.5%
Big Lots, Inc.	1.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. SmallCap Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Quality Dividend Growth Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying small-cap companies with growth characteristics in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 88.65% at net asset value (“NAV”) for the fiscal year ended March 31, 2021 (for more complete performance information please see the table below). The fiscal year performance is measured beginning April 1, 2020, which roughly marks the start of the stock market recovery from the COVID-19 pandemic induced market sell-off that occurred prior to this date, and explains why absolute performance is exceptionally high for the fiscal year ended March 31, 2021. During the recovery, the Fund’s position in the Materials sector contributed most positively to performance while its position in the Utilities sector contributed least positively to performance. In terms of performance by dividend yield quintiles, the highest dividend yield quintile was the most positive contributor, while the lowest dividend yield quintile was the least positive contributor. The Fund’s focus on higher profitability companies negatively affected its performance over the fiscal year since many growth stocks rebounded at a larger magnitude during the recovery process.

Shareholder Expense Example (for the six-month period ended March 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,511.00	0.38%	$2.38
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	88.65%	13.05%	12.96%	10.70%
Fund Market Price Returns	90.75%	13.28%	13.11%	10.77%
WisdomTree U.S. SmallCap Quality Dividend Growth Index	89.65%	13.41%	13.30%	10.99%
Russell 2000® Index	94.85%	14.76%	16.35%	11.68%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on July 25, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	15

Management’s Discussion of Funds’ Performance

as of March 31, 2021 (unaudited)

WisdomTree U.S. Total Dividend Fund (DTD)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	19.0%
Financials	15.4%
Consumer Staples	14.3%
Health Care	13.7%
Industrials	9.0%
Communication Services	6.7%
Consumer Discretionary	6.5%
Utilities	6.2%
Real Estate	5.0%
Materials	3.2%
Energy	0.8%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Microsoft Corp.	4.7%
Apple, Inc.	3.5%
Johnson & Johnson	2.9%
Verizon Communications, Inc.	2.5%
AT&T, Inc.	2.5%
JPMorgan Chase & Co.	2.3%
Philip Morris International, Inc.	2.0%
Altria Group, Inc.	2.0%
Procter & Gamble Co. (The)	2.0%
Home Depot, Inc. (The)	1.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Total Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in U.S. all-cap equities from a broad range of dividend-paying companies. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 48.15% at net asset value (“NAV”) for the fiscal year ended March 31, 2021 (for more complete performance information please see the table below). The fiscal year performance is measured beginning April 1, 2020, which roughly marks the start of the stock market recovery from the COVID-19 pandemic induced market sell-off that occurred prior to this date, and explains why absolute performance is exceptionally high for the fiscal year ended March 31, 2021. During the recovery, the Fund’s position in the Information Technology sector contributed most positively to performance while its position in the Consumer Discretionary sector contributed most negatively to performance. In terms of performance by dividend yield quintiles, the highest dividend yield quintile was the most negative contributor, while the lowest dividend yield quintile was the only positive contributor. The Fund’s focus on dividend yielding companies positively affected its performance over the fiscal year since many value-oriented funds (including those with a dividend emphasis such as the Fund) rebounded during the recovery process.

Shareholder Expense Example (for the six-month period ended March 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,220.10	0.28%	$1.55
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	0.28%	$1.41

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	48.15%	11.28%	11.78%	11.79%
Fund Market Price Returns	48.62%	11.31%	11.82%	11.80%
WisdomTree U.S. Dividend Index	48.52%	11.61%	12.11%	12.13%
Russell 3000® Index	62.53%	17.12%	16.64%	13.79%
Russell 3000® Value Index	58.38%	10.99%	11.87%	10.91%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

16	WisdomTree Trust

Description of Terms and Indexes (unaudited)

Below are descriptions of certain terms and of each Index referenced in this report:

Correlation is a statistical measure of how two sets of returns move in relation to each other. Correlation coefficients range from -1 to 1. A correlation of 1 means the two subjects of analysis move in lockstep with each other. A correlation of -1 means the two subjects of analysis have moved in exactly the opposite direction.

The Dow Jones U.S. Select Dividend IndexSM is comprised of 100 U.S. dividend-paying companies.

Factors generally are attributes that are based on its fundamentals or share price behavior.

Gross Domestic Product (GDP) is the total monetary or market value of all the finished goods and services produced within a country’s borders in a specific time period. As a broad measure of overall domestic production, it functions as a comprehensive scorecard of a country’s economic health.

Growth is generally characterized by higher price levels relative to fundamentals, such as dividends or earnings. Price levels are higher because investors are willing to pay more due to their expectations of future improvements in these fundamentals.

Momentum is generally characterized by assets with recent price increase trends over time. This term is also associated with the momentum factor which associates these stock characteristics with excess return vs. the market over time.

The MSCI USA Extended ESG Focus Index is designed to maximize exposure to positive environmental, social and governance (ESG) factors while exhibiting risk and return characteristics similar to those of the MSCI USA Index, its parent index.

The NASDAQ U.S. Dividend AchieversTM Select Index is a capitalization-weighted index that measures the performance of U.S. common stocks that have a history of increasing dividends for at least ten consecutive years.

Price-to-Earnings refers to a company’s share price divided by its earnings per share. Lower numbers indicate an ability to access greater amounts of earnings per dollar invested. A higher number indicates that a company’s stock may be over-valued.

Quality is generally characterized by higher efficiency and profitability. Typical measures include earnings, return-on-equity, return on assets, operating profitability as well as others. This term is also related to the quality factor, which associates these stock characteristics with excess returns vs. the market over time.

Quintiles refers to separating a universe of companies into five groups of equal size on the basis of dividend yield, price-to-earnings, or return-on-equity, as applicable.

Return-on-Equity (ROE) measures a corporation’s profitability by revealing how much profit a company generates with the money shareholders have invested.

The Russell 1000® Value Index is a capitalization-weighted index that is comprised of the large-capitalization value segment of the U.S. equity universe, selecting from the Russell 1000 Index.

The Russell 2000® Index is a capitalization-weighted index that is comprised of the smallest 2,000 securities in the Russell 3000 Index, based on total market capitalization.

The Russell 2000® Value Index is a capitalization-weighted index that is comprised of the small-capitalization value segment of the U.S. equity universe, selecting from the Russell 2000 Index.

The Russell 3000® Index is a capitalization-weighted index that is comprised of the 3,000 largest U.S. companies, based on total market capitalization.

The Russell 3000® Value Index is a capitalization-weighted index that measures the performance of the value segment of the broad U.S. equity market, selecting from the Russell 3000 Index.

The Russell MidCap® Index is a market capitalization-weighted index that is comprised of the smallest 800 stocks of the Russell 1000 Index.

WisdomTree Trust	17

Description of Terms and Indexes (unaudited) (continued)

The Russell MidCap® Value Index is a capitalization-weighted index that measures the midcap value segment of the U.S. equity universe, selecting from the Russell MidCap Index.

The S&P 500® Equal Weight Index is the equal-weight version of the widely used S&P 500® Index. The index includes the same constituents as the capitalization-weighted S&P 500 Index, but each company is allocated a fixed weight — or 0.2% of the index total at each quarterly rebalance.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by the Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The S&P 500® Value Index is an index comprised of S&P 500 Index constituents that screen favorably on measures of value such as book value, earnings, and sales to price.

The S&P MidCap 400® Index is a capitalization-weighted index that is comprised of the mid-capitalization range of the U.S. stock market, with stocks selected by the Standard & Poor’s Index Committee.

Shareholder Yield generally refers to a data point that references a combination of dividend yield and buyback yield.

Value is generally characterized by lower price levels relative to fundamentals, such as earnings or dividends. Prices are lower because investors are less certain of the performance of these fundamentals in the future. This term is also related to the value factor, which associates these stock characteristics with excess returns vs. the market over time.

Volatility is a statistical measure of the dispersion of returns for a given security or market index around a particular average level. If the price stays relatively stable, the security has low volatility. A highly volatile security hits new highs and lows quickly, moves erratically, and has rapid increases and dramatic falls.

The WisdomTree U.S. Dividend ex-Financials Index is comprised of high dividend-yielding stocks outside the Financials sector.

The WisdomTree U.S. Dividend Index defines the dividend-paying portion of the U.S. stock market.

The WisdomTree U.S. High Dividend Index is comprised of companies with high dividend yields, selected from the WisdomTree U.S. Dividend Index.

The WisdomTree U.S. LargeCap Dividend Index is comprised of the large-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree U.S. Dividend Index.

The WisdomTree U.S. LargeCap Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the large-capitalization segment of the U.S. stock market.

The WisdomTree U.S. MidCap Dividend Index is comprised of the mid-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree U.S. Dividend Index.

The WisdomTree U.S. MidCap Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the mid-capitalization segment of the U.S. stock market.

The WisdomTree U.S. Multifactor Index is comprised of 200 U.S. companies with the highest composite scores based on two fundamental factors, value and quality measures, and two technical factors, momentum and correlation.

The WisdomTree U.S. Quality Dividend Growth Index is comprised of dividend-paying stocks with growth characteristics.

18	WisdomTree Trust

Description of Terms and Indexes (unaudited) (concluded)

The WisdomTree U.S. SmallCap Dividend Index is comprised of the small-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree U.S. Dividend Index.

The WisdomTree U.S. SmallCap Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the small-capitalization segment of the U.S. stock market.

The WisdomTree U.S. SmallCap Quality Dividend Growth Index is comprised of the small-capitalization segment of dividend-paying stocks with growth characteristics.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

The Dow Jones U.S. Select Dividend Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc., and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

WisdomTree Trust	19

Schedule of Investments

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

March 31, 2021

Investments	Shares	Value

COMMON STOCKS – 99.6%

United States – 99.6%

Aerospace & Defense – 1.7%

General Dynamics Corp.	27,879	$5,061,711

Lockheed Martin Corp.	11,331	4,186,805

Total Aerospace & Defense		9,248,516

Air Freight & Logistics – 1.5%

C.H. Robinson Worldwide, Inc.	33,374	3,184,881

United Parcel Service, Inc. Class B	30,130	5,121,799

Total Air Freight & Logistics		8,306,680

Beverages – 0.8%

Coca-Cola Co. (The)	85,334	4,497,955

Biotechnology – 3.4%

AbbVie, Inc.	66,938	7,244,030

Amgen, Inc.	18,206	4,529,835

Gilead Sciences, Inc.	105,651	6,828,224

Total Biotechnology		18,602,089

Chemicals – 5.3%

Air Products & Chemicals, Inc.	10,299	2,897,521

Celanese Corp.	21,087	3,159,044

CF Industries Holdings, Inc.	117,040	5,311,275

Dow, Inc.	140,111	8,958,697

Eastman Chemical Co.	37,851	4,168,152

International Flavors & Fragrances, Inc.	35,449	4,949,035

Total Chemicals		29,443,724

Communications Equipment – 1.0%

Cisco Systems, Inc.	108,216	5,595,849

Containers & Packaging – 2.1%

International Paper Co.	122,014	6,597,297

Packaging Corp. of America	38,515	5,179,497

Total Containers & Packaging		11,776,794

Distributors – 1.0%

Genuine Parts Co.	47,403	5,479,313

Diversified Telecommunication Services – 6.6%

AT&T, Inc.	334,193	10,116,022

Lumen Technologies, Inc.	1,345,351	17,960,436

Verizon Communications, Inc.	147,913	8,601,141

Total Diversified Telecommunication Services		36,677,599

Electric Utilities – 10.8%

Avangrid, Inc.	120,594	6,006,787

Duke Energy Corp.	65,162	6,290,088

Edison International	94,794	5,554,928

Evergy, Inc.	100,378	5,975,502

Exelon Corp.	129,609	5,669,098

FirstEnergy Corp.	277,123	9,613,397

Pinnacle West Capital Corp.	72,915	5,931,635

PPL Corp.	297,850	8,589,994

Southern Co. (The)	101,378	6,301,657

Total Electric Utilities		59,933,086

Electrical Equipment – 1.8%

Emerson Electric Co.	45,719	4,124,768

Hubbell, Inc.	32,509	6,075,607

Total Electrical Equipment		10,200,375

Energy Equipment & Services – 1.3%

Baker Hughes Co.	243,120	5,253,823

Halliburton Co.	78,500	1,684,610

Total Energy Equipment & Services		6,938,433

Equity Real Estate Investment Trusts (REITs) – 9.7%

AvalonBay Communities, Inc.	21,357	3,940,580

Boston Properties, Inc.	36,293	3,675,029

Equity Residential	64,145	4,594,706

Gaming and Leisure Properties, Inc.	184,757	7,839,240

Healthpeak Properties, Inc.	159,003	5,046,755

Iron Mountain, Inc.(a)	269,429	9,971,567

Medical Properties Trust, Inc.	244,693	5,207,067

Realty Income Corp.	70,386	4,469,511

STORE Capital Corp.	123,293	4,130,316

VICI Properties, Inc.(a)	185,051	5,225,840

Total Equity Real Estate Investment Trusts (REITs)		54,100,611

Food Products – 7.2%

Archer-Daniels-Midland Co.	83,197	4,742,229

Conagra Brands, Inc.	121,899	4,583,402

General Mills, Inc.	121,505	7,450,687

J.M. Smucker Co. (The)	57,300	7,250,169

Kellogg Co.	123,408	7,811,726

Kraft Heinz Co. (The)	204,248	8,169,920

Total Food Products		40,008,133

Health Care Providers & Services – 1.8%

Cardinal Health, Inc.	93,949	5,707,402

CVS Health Corp.	59,204	4,453,917

Total Health Care Providers & Services		10,161,319

Hotels, Restaurants & Leisure – 1.2%

McDonald’s Corp.	16,377	3,670,741

Starbucks Corp.	25,491	2,785,401

Total Hotels, Restaurants & Leisure		6,456,142

Household Durables – 2.3%

Newell Brands, Inc.	302,373	8,097,549

Whirlpool Corp.	19,999	4,406,780

Total Household Durables		12,504,329

Household Products – 1.2%

Kimberly-Clark Corp.	48,531	6,748,236

Industrial Conglomerates – 1.5%

3M Co.	42,007	8,093,909

IT Services – 3.3%

International Business Machines Corp.	60,855	8,109,537

Paychex, Inc.	41,516	4,069,399

Western Union Co. (The)	258,270	6,368,938

Total IT Services		18,547,874

See Notes to Financial Statements.

20	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

March 31, 2021

Investments	Shares	Value

Leisure Products – 0.8%

Hasbro, Inc.	47,063	$4,523,696

Machinery – 2.4%

Caterpillar, Inc.	18,954	4,394,864

Cummins, Inc.	15,287	3,961,014

Snap-on, Inc.	22,162	5,113,660

Total Machinery		13,469,538

Media – 5.2%

Comcast Corp. Class A	51,718	2,798,461

Fox Corp. Class B	80,663	2,817,558

Interpublic Group of Cos., Inc. (The)	274,320	8,010,144

News Corp. Class A	90,003	2,288,776

Omnicom Group, Inc.	91,531	6,787,024

Sirius XM Holdings, Inc.(a)	198,000	1,205,820

ViacomCBS, Inc. Class B	109,519	4,939,307

Total Media		28,847,090

Metals & Mining – 1.8%

Newmont Corp.	66,161	3,987,524

Nucor Corp.	75,845	6,088,078

Total Metals & Mining		10,075,602

Multi-Utilities – 1.1%

Consolidated Edison, Inc.	78,542	5,874,942

Oil, Gas & Consumable Fuels – 1.9%

EOG Resources, Inc.	85,505	6,201,678

Pioneer Natural Resources Co.	27,089	4,302,275

Total Oil, Gas & Consumable Fuels		10,503,953

Pharmaceuticals – 4.6%

Bristol-Myers Squibb Co.	68,063	4,296,817

Eli Lilly & Co.	18,168	3,394,146

Johnson & Johnson	39,259	6,452,217

Merck & Co., Inc.	84,018	6,476,947

Pfizer, Inc.	138,079	5,002,602

Total Pharmaceuticals		25,622,729

Semiconductors & Semiconductor Equipment – 3.0%

Broadcom, Inc.	11,426	5,297,779

Intel Corp.	78,603	5,030,592

Texas Instruments, Inc.	33,864	6,399,957

Total Semiconductors & Semiconductor Equipment		16,728,328

Software – 0.8%

NortonLifeLock, Inc.	200,489	4,262,396

Specialty Retail – 3.1%

Best Buy Co., Inc.	43,201	4,959,907

Home Depot, Inc. (The)	17,566	5,362,021

Williams-Sonoma, Inc.	39,620	7,099,904

Total Specialty Retail		17,421,832

Technology Hardware, Storage & Peripherals – 2.3%

HP, Inc.	219,173	6,958,743

NetApp, Inc.	83,453	6,064,529

Total Technology Hardware, Storage & Peripherals		13,023,272

Textiles, Apparel & Luxury Goods – 0.6%

VF Corp.	38,813	3,101,935

Tobacco – 6.5%

Altria Group, Inc.	431,597	22,080,503

Philip Morris International, Inc.	160,192	14,215,438

Total Tobacco		36,295,941
TOTAL COMMON STOCKS (Cost: $476,844,270)		553,072,220

EXCHANGE-TRADED FUNDS – 0.1%

United States – 0.1%

WisdomTree U.S. LargeCap Dividend Fund(a)(b)	1,544	177,066

WisdomTree U.S. MidCap Dividend Fund(a)(b)	4,429	179,020
TOTAL EXCHANGE-TRADED FUNDS (Cost: $276,071)		356,086

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%

United States – 0.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c)
(Cost: $1,421,211)	1,421,211	1,421,211

TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $478,541,552)		554,849,517

Other Assets less Liabilities – 0.1%		641,299

NET ASSETS – 100.0%		$555,490,816
(a)

Security, or portion thereof, was on loan at March 31, 2021 (See Note 2). At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,109,510 and the total market value of the collateral held by the Fund was $6,359,670. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,938,459.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2021 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2021	Dividend Income
WisdomTree U.S. LargeCap Dividend Fund	$633,841	$5,297,496	$5,919,623	$25,016	$140,336	$177,066	$21,049
WisdomTree U.S. MidCap Dividend Fund	540,677	5,265,419	5,906,087	(20,782)	299,793	179,020	20,341
Total	$1,174,518	$10,562,915	$11,825,710	$4,234	$440,129	$356,086	$41,390

See Notes to Financial Statements.

WisdomTree Trust	21

Schedule of Investments (concluded)

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

March 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$553,072,220	$—	$—	$553,072,220
Exchange-Traded Funds	356,086	—	—	356,086
Investment of Cash Collateral for Securities Loaned	—	1,421,211	—	1,421,211
Total Investments in Securities	$553,428,306	$1,421,211	$—	$554,849,517

See Notes to Financial Statements.

22	WisdomTree Trust

Schedule of Investments

WisdomTree U.S. ESG Fund (RESP)

March 31, 2021

Investments	Shares	Value

COMMON STOCKS – 99.9%

United States – 99.9%

Air Freight & Logistics – 1.3%

C.H. Robinson Worldwide, Inc.	1,299	$123,963

Expeditors International of Washington, Inc.	1,603	172,627

FedEx Corp.	1,193	338,860

United Parcel Service, Inc. Class B	3,140	533,769

Total Air Freight & Logistics		1,169,219

Auto Components – 0.2%

BorgWarner, Inc.	3,611	167,406

Automobiles – 0.7%

Ford Motor Co.*	20,831	255,180

General Motors Co.	6,139	352,747

Total Automobiles		607,927

Banks – 3.6%

BOK Financial Corp.	879	78,512

Citigroup, Inc.	9,771	710,840

First Horizon Corp.	13,063	220,895

JPMorgan Chase & Co.	9,437	1,436,595

KeyCorp	13,076	261,259

People’s United Financial, Inc.	2,597	46,486

Pinnacle Financial Partners, Inc.	1,388	123,060

Regions Financial Corp.	12,747	263,353

Western Alliance Bancorp	770	72,719

Total Banks		3,213,719

Beverages – 1.0%

Boston Beer Co., Inc. (The) Class A*	74	89,265

Constellation Brands, Inc. Class A	969	220,932

Keurig Dr. Pepper, Inc.	9,292	319,366

Molson Coors Beverage Co. Class B	4,079	208,641

Total Beverages		838,204

Biotechnology – 2.6%

AbbVie, Inc.	4,253	460,260

Alexion Pharmaceuticals, Inc.*	928	141,900

Amgen, Inc.	1,562	388,641

Biogen, Inc.*	708	198,063

BioMarin Pharmaceutical, Inc.*	1,882	142,110

Gilead Sciences, Inc.	3,838	248,050

Halozyme Therapeutics, Inc.*	1,411	58,825

Moderna, Inc.*	1,226	160,545

Neurocrine Biosciences, Inc.*	196	19,061

Regeneron Pharmaceuticals, Inc.*	445	210,547

United Therapeutics Corp.*	633	105,882

Vertex Pharmaceuticals, Inc.*	777	166,969

Total Biotechnology		2,300,853

Building Products – 0.9%

A.O. Smith Corp.	1,608	108,717

Advanced Drainage Systems, Inc.	580	59,966

Builders FirstSource, Inc.*	50	2,319

Lennox International, Inc.	546	170,128

Masco Corp.	3,996	239,360

Owens Corning	2,755	253,708

Total Building Products		834,198

Capital Markets – 2.9%

Affiliated Managers Group, Inc.	887	132,190

Charles Schwab Corp. (The)	8,071	526,068

Franklin Resources, Inc.	8,463	250,505

Goldman Sachs Group, Inc. (The)	1,669	545,763

LPL Financial Holdings, Inc.	1,197	170,165

MarketAxess Holdings, Inc.	291	144,895

Morgan Stanley	7,475	580,508

Morningstar, Inc.	892	200,736

Stifel Financial Corp.	610	39,076

Total Capital Markets		2,589,906

Chemicals – 0.9%

Mosaic Co. (The)	6,646	210,080

Scotts Miracle-Gro Co. (The)	1,038	254,279

Sherwin-Williams Co. (The)	466	343,913

Total Chemicals		808,272

Commercial Services & Supplies – 0.3%

IAA, Inc.*	2,187	120,591

Republic Services, Inc.	1,853	184,096

Total Commercial Services & Supplies		304,687

Communications Equipment – 1.7%

Ciena Corp.*	3,422	187,252

Cisco Systems, Inc.	13,677	707,238

F5 Networks, Inc.*	420	87,620

Juniper Networks, Inc.	8,340	211,252

Motorola Solutions, Inc.	1,513	284,519

Ubiquiti, Inc.	116	34,603

Total Communications Equipment		1,512,484

Construction & Engineering – 0.1%

MasTec, Inc.*	162	15,179

Quanta Services, Inc.	1,223	107,600

Total Construction & Engineering		122,779

Construction Materials – 0.1%

Martin Marietta Materials, Inc.	365	122,574

Consumer Finance – 0.9%

Ally Financial, Inc.	5,523	249,695

Capital One Financial Corp.	2,858	363,623

OneMain Holdings, Inc.	2,730	146,656

Total Consumer Finance		759,974

Containers & Packaging – 1.1%

AptarGroup, Inc.	1,690	239,422

Avery Dennison Corp.	1,184	217,442

Berry Global Group, Inc.*	2,709	166,333

Sealed Air Corp.	3,959	181,401

Sonoco Products Co.	2,546	161,162

Total Containers & Packaging		965,760

Distributors – 0.2%

Genuine Parts Co.	723	83,572

See Notes to Financial Statements.

WisdomTree Trust	23

Schedule of Investments (continued)

WisdomTree U.S. ESG Fund (RESP)

March 31, 2021

Investments	Shares	Value

Pool Corp.	202	$69,738

Total Distributors		153,310

Diversified Consumer Services – 0.1%

Chegg, Inc.*	514	44,029

Service Corp. International	1,373	70,092

Total Diversified Consumer Services		114,121

Diversified Financial Services – 0.3%

Voya Financial, Inc.	3,776	240,305

Diversified Telecommunication Services – 2.1%

AT&T, Inc.	28,352	858,215

Verizon Communications, Inc.	16,849	979,769

Total Diversified Telecommunication Services		1,837,984

Electric Utilities – 0.6%

Edison International	8,517	499,096

Electrical Equipment – 0.1%

Generac Holdings, Inc.*	288	94,306

Electronic Equipment, Instruments & Components – 0.8%

Arrow Electronics, Inc.*	2,168	240,258

CDW Corp.	1,009	167,242

Keysight Technologies, Inc.*	1,866	267,584

Total Electronic Equipment, Instruments & Components		675,084

Entertainment – 1.0%

Activision Blizzard, Inc.	2,967	275,931

Electronic Arts, Inc.	2,172	294,023

Roku, Inc.*	436	142,036

Take-Two Interactive Software, Inc.*	384	67,853

Zynga, Inc. Class A*	11,067	112,994

Total Entertainment		892,837

Equity Real Estate Investment Trusts (REITs) – 1.8%

Boston Properties, Inc.	2,163	219,025

CubeSmart	4,460	168,722

Extra Space Storage, Inc.	563	74,626

Iron Mountain, Inc.	6,785	251,113

Kimco Realty Corp.	10,361	194,269

Life Storage, Inc.	1,493	128,323

Public Storage	935	230,720

Simon Property Group, Inc.	2,618	297,850

Total Equity Real Estate Investment Trusts (REITs)		1,564,648

Food Products – 2.8%

Archer-Daniels-Midland Co.	3,577	203,889

Campbell Soup Co.	4,849	243,759

Conagra Brands, Inc.	5,751	216,237

Darling Ingredients, Inc.*	1,962	144,364

General Mills, Inc.	4,643	284,709

Hershey Co. (The)	1,792	283,423

Hormel Foods Corp.	5,015	239,617

Ingredion, Inc.	1,529	137,488

J.M. Smucker Co. (The)	1,224	154,873

Kellogg Co.	3,848	243,578

Kraft Heinz Co. (The)	4,748	189,920

Tyson Foods, Inc. Class A	1,601	118,954

Total Food Products		2,460,811

Health Care Equipment & Supplies – 2.9%

Abbott Laboratories	4,236	507,642

Baxter International, Inc.	2,837	239,273

Becton, Dickinson and Co.	1,073	260,900

Danaher Corp.	1,553	349,549

Dentsply Sirona, Inc.	2,327	148,486

Edwards Lifesciences Corp.*	2,993	250,334

Haemonetics Corp.*	385	42,739

Hill-Rom Holdings, Inc.	843	93,135

Hologic, Inc.*	1,574	117,074

Masimo Corp.*	261	59,941

Quidel Corp.*	87	11,130

ResMed, Inc.	883	171,320

Varian Medical Systems, Inc.*	959	169,292

West Pharmaceutical Services, Inc.	633	178,367

Total Health Care Equipment & Supplies		2,599,182

Health Care Providers & Services – 3.9%

Amedisys, Inc.*	330	87,381

AmerisourceBergen Corp.	1,613	190,447

Anthem, Inc.	772	277,109

Cardinal Health, Inc.	2,746	166,820

Centene Corp.*	2,009	128,395

Cigna Corp.	1,173	283,561

CVS Health Corp.	3,790	285,122

DaVita, Inc.*	1,354	145,921

HCA Healthcare, Inc.	1,060	199,640

Henry Schein, Inc.*	1,810	125,324

Humana, Inc.	565	236,876

Laboratory Corp. of America Holdings*	472	120,374

McKesson Corp.	978	190,749

Molina Healthcare, Inc.*	322	75,271

Quest Diagnostics, Inc.	1,326	170,179

R1 RCM, Inc.*	2,497	61,626

UnitedHealth Group, Inc.	1,844	686,097

Universal Health Services, Inc. Class B	387	51,622

Total Health Care Providers & Services		3,482,514

Health Care Technology – 0.2%

Cerner Corp.	2,116	152,098

Hotels, Restaurants & Leisure – 1.9%

Chipotle Mexican Grill, Inc.*	142	201,756

Darden Restaurants, Inc.	1,557	221,094

Domino’s Pizza, Inc.	314	115,486

McDonald’s Corp.	1,984	444,694

Starbucks Corp.	3,540	386,816

Vail Resorts, Inc.	465	135,622

Yum! Brands, Inc.	1,771	191,587

Total Hotels, Restaurants & Leisure		1,697,055

Household Durables – 1.0%

D.R. Horton, Inc.	1,398	124,590

Mohawk Industries, Inc.*	801	154,040

See Notes to Financial Statements.

24	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. ESG Fund (RESP)

March 31, 2021

Investments	Shares	Value

Newell Brands, Inc.	6,570	$175,945

PulteGroup, Inc.	1,665	87,313

Tempur Sealy International, Inc.	2,275	83,174

Toll Brothers, Inc.	1,209	68,586

Whirlpool Corp.	846	186,416

Total Household Durables		880,064

Household Products – 2.2%

Church & Dwight Co., Inc.	2,571	224,577

Clorox Co. (The)	1,376	265,403

Colgate-Palmolive Co.	4,279	337,313

Kimberly-Clark Corp.	1,939	269,618

Procter & Gamble Co. (The)	6,362	861,606

Total Household Products		1,958,517

Industrial Conglomerates – 0.5%

3M Co.	2,076	400,004

Insurance – 3.3%

Aflac, Inc.	7,557	386,767

Allstate Corp. (The)	3,193	366,876

Assurant, Inc.	1,222	173,243

Hartford Financial Services Group, Inc. (The)	6,525	435,805

Marsh & McLennan Cos., Inc.	3,074	374,413

MetLife, Inc.	6,957	422,916

Progressive Corp. (The)	4,014	383,779

Travelers Cos., Inc. (The)	2,191	329,526

Total Insurance		2,873,325

Interactive Media & Services – 5.1%

Alphabet, Inc. Class A*	2,027	4,180,728

Snap, Inc. Class A*(a)	5,707	298,419

Total Interactive Media & Services		4,479,147

Internet & Direct Marketing Retail – 4.0%

Amazon.com, Inc.*	970	3,001,257

eBay, Inc.	4,083	250,043

Etsy, Inc.*	1,076	216,997

Wayfair, Inc. Class A*(a)	257	80,891

Total Internet & Direct Marketing Retail		3,549,188

IT Services – 3.4%

Akamai Technologies, Inc.*	2,075	211,443

Automatic Data Processing, Inc.	2,150	405,210

Black Knight, Inc.*	1,296	95,891

Broadridge Financial Solutions, Inc.	954	146,057

Cognizant Technology Solutions Corp. Class A	3,195	249,593

EPAM Systems, Inc.*	440	174,544

Gartner, Inc.*	883	161,192

International Business Machines Corp.	3,223	429,497

Jack Henry & Associates, Inc.	726	110,149

PayPal Holdings, Inc.*	3,558	864,025

VeriSign, Inc.*	723	143,703

Total IT Services		2,991,304

Leisure Products – 0.6%

Brunswick Corp.	913	87,073

Hasbro, Inc.	2,207	212,137

Mattel, Inc.*	6,251	124,520

YETI Holdings, Inc.*	1,280	92,428

Total Leisure Products		516,158

Life Sciences Tools & Services – 1.9%

Agilent Technologies, Inc.	2,037	258,984

Avantor, Inc.*	2,084	60,290

Bio-Rad Laboratories, Inc. Class A*	152	86,818

Bio-Techne Corp.	269	102,739

Charles River Laboratories International, Inc.*	478	138,539

Mettler-Toledo International, Inc.*	177	204,557

Pacific Biosciences of California, Inc.*	320	10,659

PRA Health Sciences, Inc.*	1,187	182,003

Repligen Corp.*	448	87,096

Thermo Fisher Scientific, Inc.	940	428,997

Waters Corp.*	556	157,998

Total Life Sciences Tools & Services		1,718,680

Machinery – 2.4%

AGCO Corp.	1,640	235,586

Caterpillar, Inc.	2,197	509,418

Deere & Co.	1,277	477,777

Donaldson Co., Inc.	1,989	115,680

Lincoln Electric Holdings, Inc.	1,704	209,490

Snap-on, Inc.	567	130,830

Stanley Black & Decker, Inc.	1,101	219,837

Timken Co. (The)	1,401	113,719

Toro Co. (The)	1,129	116,445

Total Machinery		2,128,782

Media – 2.8%

Altice USA, Inc. Class A*	4,370	142,156

Charter Communications, Inc. Class A*	653	402,914

Comcast Corp. Class A	16,349	884,644

Discovery, Inc. Class A*(a)	2,399	104,261

Fox Corp. Class A	3,014	108,835

Interpublic Group of Cos., Inc. (The)	8,575	250,390

New York Times Co. (The) Class A	3,488	176,563

News Corp. Class A	8,479	215,621

Omnicom Group, Inc.	2,631	195,089

Total Media		2,480,473

Metals & Mining – 0.5%

Newmont Corp.	5,165	311,294

Reliance Steel & Aluminum Co.	1,003	152,747

Total Metals & Mining		464,041

Multi-Utilities – 1.4%

Consolidated Edison, Inc.	7,130	533,324

Sempra Energy	5,088	674,567

Total Multi-Utilities		1,207,891

Multiline Retail – 0.6%

Kohl’s Corp.	2,648	157,847

Target Corp.	1,963	388,812

Total Multiline Retail		546,659

See Notes to Financial Statements.

WisdomTree Trust	25

Schedule of Investments (continued)

WisdomTree U.S. ESG Fund (RESP)

March 31, 2021

Investments	Shares	Value

Pharmaceuticals – 2.1%

Bristol-Myers Squibb Co.	6,086	$384,209

Catalent, Inc.*	1,154	121,528

Eli Lilly & Co.	2,224	415,488

Merck & Co., Inc.	6,224	479,808

Pfizer, Inc.	12,163	440,665

Total Pharmaceuticals		1,841,698

Professional Services – 0.7%

Booz Allen Hamilton Holding Corp.	2,543	204,788

Leidos Holdings, Inc.	2,469	237,715

Robert Half International, Inc.	2,508	195,800

Total Professional Services		638,303

Real Estate Management & Development – 0.9%

CBRE Group, Inc. Class A*	4,438	351,090

eXp World Holdings, Inc.*(a)	3,739	170,311

Jones Lang LaSalle, Inc.*	1,468	262,831

Total Real Estate Management & Development		784,232

Road & Rail – 2.0%

AMERCO	128	78,413

CSX Corp.	4,036	389,151

JB Hunt Transport Services, Inc.	438	73,615

Kansas City Southern	934	246,501

Knight-Swift Transportation Holdings, Inc.	374	17,986

Norfolk Southern Corp.	1,191	319,807

Old Dominion Freight Line, Inc.	623	149,775

Union Pacific Corp.	2,153	474,543

Total Road & Rail		1,749,791

Semiconductors & Semiconductor Equipment – 4.9%

Advanced Micro Devices, Inc.*	5,271	413,774

Applied Materials, Inc.	4,235	565,796

Entegris, Inc.	1,302	145,564

First Solar, Inc.*	2,851	248,892

Intel Corp.	12,611	807,104

KLA Corp.	893	295,047

Lam Research Corp.	653	388,692

Maxim Integrated Products, Inc.	2,195	200,557

Micron Technology, Inc.*	3,563	314,292

QUALCOMM, Inc.	3,931	521,211

SunPower Corp.*	5,352	179,024

Teradyne, Inc.	1,789	217,686

Total Semiconductors & Semiconductor Equipment		4,297,639

Software – 11.2%

Adobe, Inc.*	1,642	780,558

Appian Corp.*(a)	1,135	150,898

Aspen Technology, Inc.*	492	71,010

Autodesk, Inc.*	1,327	367,778

Blackline, Inc.*	1,211	131,272

Cadence Design Systems, Inc.*	1,306	178,909

Citrix Systems, Inc.	1,286	180,503

Digital Turbine, Inc.*	1,661	133,478

Dropbox, Inc. Class A*	4,095	109,173

Fortinet, Inc.*	523	96,452

HubSpot, Inc.*	295	133,992

Intuit, Inc.	1,238	474,228

Microsoft Corp.	17,732	4,180,674

MicroStrategy, Inc. Class A*(a)	108	73,310

Nuance Communications, Inc.*	4,307	187,957

Oracle Corp.	9,045	634,688

PTC, Inc.*	923	127,051

RealPage, Inc.*	571	49,791

salesforce.com, Inc.*	3,016	639,000

Synopsys, Inc.*	829	205,410

Trade Desk, Inc. (The) Class A*	261	170,083

Tyler Technologies, Inc.*	372	157,925

VMware, Inc. Class A*	2,383	358,522

Workday, Inc. Class A*	1,320	327,928

Total Software		9,920,590

Specialty Retail – 2.2%

AutoNation, Inc.*	928	86,508

AutoZone, Inc.*	122	171,325

Best Buy Co., Inc.	2,234	256,485

GameStop Corp. Class A*	841	159,639

L Brands, Inc.	3,100	191,766

Lithia Motors, Inc. Class A	323	125,999

Lowe’s Cos., Inc.	2,340	445,021

O’Reilly Automotive, Inc.*	184	93,334

Tractor Supply Co.	1,163	205,944

Williams-Sonoma, Inc.	1,135	203,392

Total Specialty Retail		1,939,413

Technology Hardware, Storage & Peripherals – 6.8%

Apple, Inc.	39,434	4,816,863

Hewlett Packard Enterprise Co.	21,351	336,065

HP, Inc.	12,042	382,333

NetApp, Inc.	3,250	236,178

Western Digital Corp.	3,019	201,518

Total Technology Hardware, Storage & Peripherals		5,972,957

Textiles, Apparel & Luxury Goods – 1.1%

Deckers Outdoor Corp.*	523	172,810

Hanesbrands, Inc.	6,700	131,789

NIKE, Inc. Class B	4,243	563,852

Tapestry, Inc.	3,318	136,735

Total Textiles, Apparel & Luxury Goods		1,005,186

Trading Companies & Distributors – 0.6%

United Rentals, Inc.*	801	263,777

W.W. Grainger, Inc.	707	283,457

Watsco, Inc.	1	261

Total Trading Companies & Distributors		547,495

Water Utilities – 0.7%

American Water Works Co., Inc.	4,081	611,824
TOTAL COMMON STOCKS (Cost: $65,578,110)		88,284,674

See Notes to Financial Statements.

26	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree U.S. ESG Fund (RESP)

March 31, 2021

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%

United States – 0.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(b)
(Cost: $75,660)	75,660	$75,660

TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $65,653,770)		88,360,334

Other Assets less Liabilities – 0.0%		14,113

NET ASSETS – 100.0%		$88,374,447

*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at March 31, 2021 (See Note 2). At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $682,383 and the total market value of the collateral held by the Fund was $705,272. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $629,612.

(b)	Rate shown represents annualized 7-day yield as of March 31, 2021.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$88,284,674	$—	$—	$88,284,674
Investment of Cash Collateral for Securities Loaned	—	75,660	—	75,660
Total Investments in Securities	$88,284,674	$75,660	$—	$88,360,334

See Notes to Financial Statements.

WisdomTree Trust	27

Schedule of Investments

WisdomTree U.S. High Dividend Fund (DHS)

March 31, 2021

Investments	Shares	Value

COMMON STOCKS – 99.7%

United States – 99.7%

Banks – 11.3%

ACNB Corp.	627	$18,371

American National Bankshares, Inc.	1,747	57,773

Arrow Financial Corp.	2,241	74,648

Associated Banc-Corp.	29,946	639,048

Atlantic Union Bankshares Corp.	10,919	418,853

Bank of Hawaii Corp.	5,836	522,264

Bank OZK	19,780	808,013

Banner Corp.	5,760	307,181

Bar Harbor Bankshares	2,118	62,312

Brookline Bancorp, Inc.	13,710	205,650

Bryn Mawr Bank Corp.	3,248	147,816

Camden National Corp.	2,357	112,806

Cathay General Bancorp	14,044	572,714

Central Pacific Financial Corp.	6,910	184,359

Citigroup, Inc.	317,939	23,130,062

Citizens & Northern Corp.	3,681	87,534

City Holding Co.(a)	3,200	261,696

CNB Financial Corp.	2,389	58,793

Columbia Banking System, Inc.	10,625	457,831

Community Trust Bancorp, Inc.	3,322	146,268

Cullen/Frost Bankers, Inc.	9,027	981,777

CVB Financial Corp.	21,378	472,240

Dime Community Bancshares, Inc.	6,429	193,770

Farmers National Banc Corp.	5,499	91,833

Fifth Third Bancorp	123,584	4,628,221

Financial Institutions, Inc.	3,333	100,957

First Bancorp, Inc. (The)	2,454	71,632

First Busey Corp.	9,575	245,599

First Commonwealth Financial Corp.	17,939	257,783

First Community Bankshares, Inc.	3,745	112,313

First Financial Bancorp	22,801	547,224

First Hawaiian, Inc.	25,954	710,361

First Horizon Corp.	114,339	1,933,472

First Interstate BancSystem, Inc. Class A	6,742	310,402

First of Long Island Corp. (The)	4,160	88,400

Flushing Financial Corp.	8,119	172,366

Fulton Financial Corp.	27,599	470,011

HBT Financial, Inc.	6,775	115,988

Heritage Commerce Corp.	16,615	203,035

Heritage Financial Corp.(a)	5,062	142,951

Hope Bancorp, Inc.	28,135	423,713

Horizon Bancorp, Inc.	6,087	113,096

Independent Bank Corp.	4,680	110,635

International Bancshares Corp.	8,832	409,981

Investors Bancorp, Inc.(a)	51,820	761,236

Lakeland Bancorp, Inc.	8,237	143,571

M&T Bank Corp.	19,707	2,987,778

Macatawa Bank Corp.	8,788	87,441

Mercantile Bank Corp.	3,011	97,767

Midland States Bancorp, Inc.	6,005	166,579

MidWestOne Financial Group, Inc.	2,668	82,628

NBT Bancorp, Inc.	6,597	263,220

Norwood Financial Corp.	646	17,190

OceanFirst Financial Corp.	10,632	254,530

Old National Bancorp	24,430	472,476

Pacific Premier Bancorp, Inc.	15,605	677,881

Park National Corp.(a)	2,873	371,479

People’s United Financial, Inc.	103,883	1,859,506

Peoples Bancorp, Inc.	4,874	161,671

Peoples Financial Services Corp.	969	40,931

Primis Financial Corp.	4,244	61,708

Regions Financial Corp.	168,718	3,485,714

Sandy Spring Bancorp, Inc.(a)	7,630	331,371

Sierra Bancorp	2,961	79,355

Simmons First National Corp. Class A(a)	15,548	461,309

Southside Bancshares, Inc.	6,108	235,219

Synovus Financial Corp.	26,175	1,197,506

Tompkins Financial Corp.(a)	2,006	165,896

Truist Financial Corp.	227,513	13,268,558

Trustmark Corp.	9,139	307,619

U.S. Bancorp	243,288	13,456,259

Umpqua Holdings Corp.	54,966	964,653

United Bankshares, Inc.	25,994	1,002,848

Univest Financial Corp.	5,557	158,875

Valley National Bancorp	80,404	1,104,751

Washington Trust Bancorp, Inc.	3,603	186,023

Webster Financial Corp.	15,479	853,048

WesBanco, Inc.	12,777	460,739

West Bancorp, Inc.	4,580	110,332

Total Banks		87,519,419

Beverages – 4.0%

Coca-Cola Co. (The)	582,728	30,715,593

Biotechnology – 7.1%

AbbVie, Inc.	362,072	39,183,432

Gilead Sciences, Inc.	247,276	15,981,448

Total Biotechnology		55,164,880

Capital Markets – 2.2%

Ares Management Corp. Class A	31,292	1,753,291

Artisan Partners Asset Management, Inc. Class A	27,927	1,456,952

B. Riley Financial, Inc.	6,854	386,429

Blackstone Group, Inc. (The) Class A	100,474	7,488,327

Federated Hermes, Inc. Class B	16,040	502,052

Franklin Resources, Inc.	98,729	2,922,378

GCM Grosvenor, Inc. Class A(a)	65,478	779,188

Moelis & Co. Class A	12,640	693,683

Virtu Financial, Inc. Class A	22,488	698,252

Total Capital Markets		16,680,552

Chemicals – 1.7%

Cabot Corp.	8,486	445,006

Chemours Co. (The)	27,139	757,449

Dow, Inc.	169,585	10,843,265

Kronos Worldwide, Inc.	25,192	385,438

Olin Corp.	23,170	879,765

Total Chemicals		13,310,923

See Notes to Financial Statements.

28	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. High Dividend Fund (DHS)

March 31, 2021

Investments	Shares	Value

Commercial Services & Supplies – 0.2%

ACCO Brands Corp.	12,757	$107,669

Deluxe Corp.	8,101	339,918

Ennis, Inc.	6,113	130,512

Healthcare Services Group, Inc.	10,927	306,284

HNI Corp.	6,312	249,703

NL Industries, Inc.	5,768	42,971

Pitney Bowes, Inc.(a)	26,066	214,784

Steelcase, Inc. Class A	12,364	177,918

Total Commercial Services & Supplies		1,569,759

Communications Equipment – 4.2%

Cisco Systems, Inc.	605,608	31,315,990

Juniper Networks, Inc.	53,174	1,346,897

Total Communications Equipment		32,662,887

Consumer Finance – 0.3%

Navient Corp.	54,782	783,931

OneMain Holdings, Inc.	24,456	1,313,776

Total Consumer Finance		2,097,707

Containers & Packaging – 0.6%

Greif, Inc. Class B(a)	5,385	308,237

International Paper Co.	72,969	3,945,434

Myers Industries, Inc.	4,871	96,251

Total Containers & Packaging		4,349,922

Diversified Consumer Services – 0.2%

H&R Block, Inc.	55,491	1,209,704

Diversified Telecommunication Services – 10.6%

AT&T, Inc.	1,241,638	37,584,382

Cogent Communications Holdings, Inc.	10,384	714,004

Lumen Technologies, Inc.	474,040	6,328,434

Verizon Communications, Inc.	638,003	37,099,874

Total Diversified Telecommunication Services		81,726,694

Electric Utilities – 8.8%

ALLETE, Inc.	9,507	638,775

American Electric Power Co., Inc.	78,139	6,618,373

Avangrid, Inc.	53,589	2,669,268

Duke Energy Corp.	136,778	13,203,180

Edison International	67,910	3,979,526

Entergy Corp.	32,556	3,238,345

Evergy, Inc.	38,758	2,307,264

Exelon Corp.	159,415	6,972,812

FirstEnergy Corp.	122,694	4,256,255

Genie Energy Ltd. Class B(a)	6,877	43,600

Hawaiian Electric Industries, Inc.	16,796	746,246

NRG Energy, Inc.	38,785	1,463,358

OGE Energy Corp.	43,971	1,422,902

Otter Tail Corp.	5,938	274,158

Pinnacle West Capital Corp.	20,697	1,683,701

Portland General Electric Co.	15,654	743,095

PPL Corp.	199,983	5,767,510

Southern Co. (The)	197,243	12,260,625

Total Electric Utilities		68,288,993

Electrical Equipment – 0.0%

Powell Industries, Inc.(a)	1,765	59,781

Energy Equipment & Services – 0.3%

Archrock, Inc.	42,675	404,986

Baker Hughes Co.	96,063	2,075,921

Total Energy Equipment & Services		2,480,907

Equity Real Estate Investment Trusts (REITs) – 5.0%

Agree Realty Corp.	3,131	210,748

Alexander’s, Inc.	494	136,986

American Assets Trust, Inc.	3,042	98,682

American Campus Communities, Inc.	9,582	413,655

Armada Hoffler Properties, Inc.	4,498	56,405

AvalonBay Communities, Inc.	8,852	1,633,282

Bluerock Residential Growth REIT, Inc.	2,660	26,893

Boston Properties, Inc.	9,904	1,002,879

Brandywine Realty Trust	17,438	225,125

Brixmor Property Group, Inc.	26,155	529,116

Brookfield Property REIT, Inc. Class A	5,582	100,197

BRT Apartments Corp.	1,090	18,356

Camden Property Trust	5,291	581,534

CareTrust REIT, Inc.	7,113	165,626

CatchMark Timber Trust, Inc. Class A	3,912	39,824

Centerspace	1,045	71,060

Columbia Property Trust, Inc.	10,465	178,951

Community Healthcare Trust, Inc.	1,396	64,383

CoreSite Realty Corp.	4,129	494,861

Corporate Office Properties Trust	8,123	213,879

Cousins Properties, Inc.	8,305	293,582

Crown Castle International Corp.	23,353	4,019,752

CubeSmart	18,970	717,635

Douglas Emmett, Inc.	9,857	309,510

Easterly Government Properties, Inc.	6,696	138,808

Equity Residential	24,631	1,764,318

Essential Properties Realty Trust, Inc.	7,793	177,914

Essex Property Trust, Inc.	3,606	980,255

Extra Space Storage, Inc.	10,190	1,350,684

Four Corners Property Trust, Inc.	8,012	219,529

Gaming and Leisure Properties, Inc.	31,378	1,331,369

Getty Realty Corp.	6,040	171,053

Gladstone Commercial Corp.	3,859	75,482

Gladstone Land Corp.	1,925	35,227

Global Medical REIT, Inc.	4,772	62,561

Healthcare Realty Trust, Inc.	12,952	392,705

Healthcare Trust of America, Inc. Class A	16,878	465,495

Healthpeak Properties, Inc.	43,362	1,376,310

Highwoods Properties, Inc.	7,816	335,619

Hudson Pacific Properties, Inc.	9,299	252,282

Independence Realty Trust, Inc.	6,140	93,328

Industrial Logistics Properties Trust	9,597	221,979

Iron Mountain, Inc.	37,896	1,402,531

iStar, Inc.(a)	3,760	66,853

Kimco Realty Corp.	29,387	551,006

Lexington Realty Trust	27,999	311,069

See Notes to Financial Statements.

WisdomTree Trust	29

Schedule of Investments (continued)

WisdomTree U.S. High Dividend Fund (DHS)

March 31, 2021

Investments	Shares	Value

Life Storage, Inc.	4,456	$382,993

LTC Properties, Inc.	3,962	165,295

Medical Properties Trust, Inc.	45,112	959,983

Monmouth Real Estate Investment Corp.	6,448	114,065

National Health Investors, Inc.	4,533	327,645

National Retail Properties, Inc.	14,714	648,446

National Storage Affiliates Trust	6,619	264,297

NETSTREIT Corp.	1,842	34,059

New Senior Investment Group, Inc.	6,542	40,757

Office Properties Income Trust(a)	6,907	190,081

One Liberty Properties, Inc.	2,571	57,256

Paramount Group, Inc.	14,794	149,863

Physicians Realty Trust	16,678	294,700

Piedmont Office Realty Trust, Inc. Class A	10,871	188,829

Plymouth Industrial REIT, Inc.	2,750	46,337

PotlatchDeltic Corp.	5,134	271,691

Public Storage	15,373	3,793,441

Rayonier, Inc.	7,354	237,166

Realty Income Corp.	26,389	1,675,701

Retail Value, Inc.	2,083	38,973

Sabra Health Care REIT, Inc.	21,995	381,833

Saul Centers, Inc.	2,223	89,165

SL Green Realty Corp.	6,674	467,113

Spirit Realty Capital, Inc.	11,071	470,517

STAG Industrial, Inc.	11,806	396,800

STORE Capital Corp.	18,813	630,235

UDR, Inc.	18,066	792,375

UMH Properties, Inc.	2,934	56,245

Uniti Group, Inc.	20,056	221,218

Universal Health Realty Income Trust	738	50,022

Urstadt Biddle Properties, Inc. Class A	2,247	37,413

VICI Properties, Inc.(a)	44,640	1,260,634

Washington Real Estate Investment Trust	6,764	149,484

Weingarten Realty Investors	6,915	186,083

Total Equity Real Estate Investment Trusts (REITs)		38,450,013

Food & Staples Retailing – 0.0%

SpartanNash Co.(a)	6,911	135,663

Village Super Market, Inc. Class A	2,089	49,238

Total Food & Staples Retailing		184,901

Food Products – 3.9%

B&G Foods, Inc.	27,280	847,317

Flowers Foods, Inc.	49,793	1,185,073

General Mills, Inc.	138,966	8,521,395

Ingredion, Inc.	9,353	841,022

J.M. Smucker Co. (The)	23,578	2,983,324

Kellogg Co.	83,388	5,278,461

Kraft Heinz Co. (The)	252,886	10,115,440

Total Food Products		29,772,032

Gas Utilities – 0.6%

National Fuel Gas Co.	16,238	811,738

New Jersey Resources Corp.	16,991	677,431

Northwest Natural Holding Co.	5,257	283,615

South Jersey Industries, Inc.(a)	22,941	518,008

Southwest Gas Holdings, Inc.	8,825	606,366

Spire, Inc.	9,098	672,251

UGI Corp.	34,030	1,395,570

Total Gas Utilities		4,964,979

Health Care Providers & Services – 0.4%

Cardinal Health, Inc.	46,233	2,808,655

National HealthCare Corp.	2,019	157,300

Patterson Cos., Inc.	14,002	447,364

Total Health Care Providers & Services		3,413,319

Household Durables – 0.5%

Ethan Allen Interiors, Inc.	6,012	165,991

Leggett & Platt, Inc.	22,628	1,032,968

MDC Holdings, Inc.(a)	10,279	610,573

Newell Brands, Inc.	83,639	2,239,852

Total Household Durables		4,049,384

Household Products – 1.3%

Kimberly-Clark Corp.	70,734	9,835,563

Independent Power & Renewable Electricity Producers – 0.0%

Clearway Energy, Inc. Class A	10,082	267,274

Industrial Conglomerates – 3.2%

3M Co.	128,970	24,849,940

Insurance – 2.5%

American National Group, Inc.	4,465	481,640

CNA Financial Corp.	46,980	2,096,717

Donegal Group, Inc. Class A	6,907	102,638

FBL Financial Group, Inc. Class A(a)	3,996	223,456

Fidelity National Financial, Inc.	49,776	2,023,892

First American Financial Corp.	17,530	993,075

Mercury General Corp.	19,772	1,202,335

MetLife, Inc.	154,679	9,402,936

Old Republic International Corp.	60,131	1,313,261

Safety Insurance Group, Inc.	4,507	379,715

Unum Group	43,972	1,223,741

Total Insurance		19,443,406

Internet & Direct Marketing Retail – 0.0%

PetMed Express, Inc.(a)	3,337	117,379

IT Services – 3.8%

International Business Machines Corp.	206,229	27,482,077

Western Union Co. (The)	73,787	1,819,587

Total IT Services		29,301,664

Leisure Products – 0.0%

Sturm Ruger & Co., Inc.(a)	4,107	271,349

Media – 0.7%

Interpublic Group of Cos., Inc. (The)	73,518	2,146,726

John Wiley & Sons, Inc. Class A	6,442	349,156

Omnicom Group, Inc.	38,100	2,825,115

Total Media		5,320,997

Metals & Mining – 0.1%

Compass Minerals International, Inc.(a)	10,536	660,818

Haynes International, Inc.	2,027	60,141

See Notes to Financial Statements.

30	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. High Dividend Fund (DHS)

March 31, 2021

Investments	Shares	Value

Kaiser Aluminum Corp.	1,935	$213,818

SunCoke Energy, Inc.	17,415	122,079

Total Metals & Mining		1,056,856

Multi-Utilities – 3.5%

Avista Corp.	12,533	598,451

Black Hills Corp.(a)	10,502	701,218

Consolidated Edison, Inc.	61,641	4,610,747

Dominion Energy, Inc.	121,132	9,201,187

DTE Energy Co.	29,337	3,905,928

MDU Resources Group, Inc.	45,238	1,429,973

NiSource, Inc.	61,788	1,489,709

NorthWestern Corp.	9,578	624,486

Public Service Enterprise Group, Inc.	77,449	4,663,204

Unitil Corp.	2,252	102,894

Total Multi-Utilities		27,327,797

Multiline Retail – 0.0%

Franchise Group, Inc.	6,662	240,565

Oil, Gas & Consumable Fuels – 0.6%

Antero Midstream Corp.(a)	302,117	2,728,116

Diamondback Energy, Inc.	20,791	1,527,931

Total Oil, Gas & Consumable Fuels		4,256,047

Paper & Forest Products – 0.1%

Glatfelter Corp.	6,396	109,691

Neenah, Inc.	2,612	134,205

Schweitzer-Mauduit International, Inc.	6,370	311,939

Verso Corp. Class A	5,155	75,211

Total Paper & Forest Products		631,046

Pharmaceuticals – 4.3%

Pfizer, Inc.	906,310	32,835,611

Professional Services – 0.0%

Resources Connection, Inc.(a)	6,522	88,308

Real Estate Management & Development – 0.0%

Kennedy-Wilson Holdings, Inc.	11,474	231,889

RMR Group, Inc. (The) Class A	1,158	47,258

Total Real Estate Management & Development		279,147

Road & Rail – 0.1%

Ryder System, Inc.	12,736	963,478

Semiconductors & Semiconductor Equipment – 3.4%

Broadcom, Inc.	57,160	26,502,806

NVE Corp.(a)	1,590	111,459

Total Semiconductors & Semiconductor Equipment		26,614,265

Specialty Retail – 0.2%

Big 5 Sporting Goods Corp.(a)	6,996	109,837

Buckle, Inc. (The)	8,015	314,829

Haverty Furniture Cos., Inc.	3,757	139,723

Rent-A-Center, Inc.	12,223	704,778

Total Specialty Retail		1,269,167

Technology Hardware, Storage & Peripherals – 1.2%

HP, Inc.	203,044	6,446,647

NetApp, Inc.	30,392	2,208,587

Xerox Holdings Corp.	38,383	931,555

Total Technology Hardware, Storage & Peripherals		9,586,789

Textiles, Apparel & Luxury Goods – 0.3%

Hanesbrands, Inc.(a)	66,088	1,299,951

Kontoor Brands, Inc.	13,739	666,754

Total Textiles, Apparel & Luxury Goods		1,966,705

Thrifts & Mortgage Finance – 0.7%

Capitol Federal Financial, Inc.	25,619	339,324

Federal Agricultural Mortgage Corp. Class C	1,710	172,231

New York Community Bancorp, Inc.	136,202	1,718,869

Northfield Bancorp, Inc.	8,110	129,111

Northwest Bancshares, Inc.	34,380	496,791

Premier Financial Corp.	6,082	202,287

Provident Financial Services, Inc.	18,595	414,297

Territorial Bancorp, Inc.	1,566	41,436

TFS Financial Corp.	78,624	1,601,571

TrustCo Bank Corp.	18,492	136,286

Washington Federal, Inc.	11,242	346,254

Total Thrifts & Mortgage Finance		5,598,457

Tobacco – 11.3%

Altria Group, Inc.	895,397	45,808,511

Philip Morris International, Inc.	452,972	40,196,735

Universal Corp.	6,749	398,124

Vector Group Ltd.	64,674	902,202

Total Tobacco		87,305,572

Trading Companies & Distributors – 0.4%

H&E Equipment Services, Inc.	6,132	233,016

MSC Industrial Direct Co., Inc. Class A	6,946	626,460

Watsco, Inc.	7,024	1,831,508

Total Trading Companies & Distributors		2,690,984

Wireless Telecommunication Services – 0.1%

Telephone & Data Systems, Inc.	17,070	391,927
TOTAL COMMON STOCKS (Cost: $697,829,049)		771,182,642

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%

United States – 0.0%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(b)
(Cost: $208,513)	208,513	208,513

TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $698,037,562)		771,391,155

Other Assets less Liabilities – 0.3%		2,643,312

NET ASSETS – 100.0%		$774,034,467

(a)

Security, or portion thereof, was on loan at March 31, 2021 (See Note 2). At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,753,014 and the total market value of the collateral held by the Fund was $7,015,149. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,806,636.

(b)	Rate shown represents annualized 7-day yield as of March 31, 2021.

See Notes to Financial Statements.

WisdomTree Trust	31

Schedule of Investments (concluded)

WisdomTree U.S. High Dividend Fund (DHS)

March 31, 2021

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2021 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2021	Dividend Income
WisdomTree U.S. Total Dividend Fund^	$3,007,801	$17,950,349	$21,430,776	$829,765	$(357,139)	$—	$67,353
^	As of March 31, 2021, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$771,182,642	$—	$—	$771,182,642
Investment of Cash Collateral for Securities Loaned	—	208,513	—	208,513
Total Investments in Securities	$771,182,642	$208,513	$—	$771,391,155

See Notes to Financial Statements.

32	WisdomTree Trust

Schedule of Investments

WisdomTree U.S. LargeCap Dividend Fund (DLN)

March 31, 2021

Investments	Shares	Value

COMMON STOCKS – 99.6%

United States – 99.6%

Aerospace & Defense – 1.2%

General Dynamics Corp.	42,806	$7,771,857

L3Harris Technologies, Inc.	21,543	4,366,335

Lockheed Martin Corp.	42,816	15,820,512

Northrop Grumman Corp.	18,034	5,836,524

Total Aerospace & Defense		33,795,228

Air Freight & Logistics – 1.0%

C.H. Robinson Worldwide, Inc.	12,998	1,240,399

Expeditors International of Washington, Inc.	12,691	1,366,694

FedEx Corp.	13,505	3,835,960

United Parcel Service, Inc. Class B	135,799	23,084,472

Total Air Freight & Logistics		29,527,525

Banks – 6.8%

Bank of America Corp.	1,154,106	44,652,361

Citigroup, Inc.	380,115	27,653,366

Fifth Third Bancorp	140,529	5,262,811

First Republic Bank	6,956	1,159,913

JPMorgan Chase & Co.	489,227	74,475,026

M&T Bank Corp.	21,868	3,315,408

Regions Financial Corp.	220,079	4,546,832

Truist Financial Corp.	269,859	15,738,177

U.S. Bancorp	291,343	16,114,181

Total Banks		192,918,075

Beverages – 3.3%

Brown-Forman Corp. Class B	32,608	2,248,974

Coca-Cola Co. (The)	709,912	37,419,462

Constellation Brands, Inc. Class A	14,427	3,289,356

Keurig Dr. Pepper, Inc.	156,963	5,394,818

PepsiCo, Inc.	310,090	43,862,230

Total Beverages		92,214,840

Biotechnology – 3.2%

AbbVie, Inc.	463,177	50,125,015

Amgen, Inc.	86,294	21,470,810

Gilead Sciences, Inc.	301,836	19,507,661

Total Biotechnology		91,103,486

Building Products – 0.1%

Carrier Global Corp.	32,879	1,388,151

Fortune Brands Home & Security, Inc.	5,497	526,723

Masco Corp.	9,554	572,285

Total Building Products		2,487,159

Capital Markets – 4.2%

Ameriprise Financial, Inc.	15,045	3,497,210

Bank of New York Mellon Corp. (The)	147,885	6,993,482

BlackRock, Inc.	25,791	19,445,382

Blackstone Group, Inc. (The) Class A	125,753	9,372,371

Charles Schwab Corp. (The)	144,825	9,439,694

CME Group, Inc.	34,688	7,084,330

FactSet Research Systems, Inc.	1,412	435,729

Goldman Sachs Group, Inc. (The)	39,330	12,860,910

Intercontinental Exchange, Inc.	35,393	3,952,690

KKR & Co., Inc. Class A	47,916	2,340,697

MarketAxess Holdings, Inc.	1,289	641,819

Moody’s Corp.	13,190	3,938,666

Morgan Stanley	217,605	16,899,204

MSCI, Inc.	3,898	1,634,353

Nasdaq, Inc.	18,408	2,714,444

Northern Trust Corp.	33,335	3,503,842

Raymond James Financial, Inc.	8,900	1,090,784

S&P Global, Inc.	15,778	5,567,583

T. Rowe Price Group, Inc.	41,308	7,088,453

Total Capital Markets		118,501,643

Chemicals – 1.7%

Air Products & Chemicals, Inc.	24,633	6,930,248

Albemarle Corp.	4,369	638,355

Celanese Corp.	13,819	2,070,224

Corteva, Inc.	60,857	2,837,153

Dow, Inc.	209,956	13,424,587

DuPont de Nemours, Inc.	74,622	5,766,788

Eastman Chemical Co.	16,025	1,764,673

Ecolab, Inc.	14,146	3,028,234

FMC Corp.	8,171	903,794

International Flavors & Fragrances, Inc.	16,267	2,271,036

PPG Industries, Inc.	20,878	3,137,128

RPM International, Inc.	15,209	1,396,947

Sherwin-Williams Co. (The)	5,780	4,265,698

Total Chemicals		48,434,865

Commercial Services & Supplies – 0.5%

Cintas Corp.	7,676	2,619,896

Republic Services, Inc.	46,681	4,637,757

Rollins, Inc.	16,189	557,225

Waste Management, Inc.	44,845	5,785,902

Total Commercial Services & Supplies		13,600,780

Communications Equipment – 1.5%

Cisco Systems, Inc.	738,505	38,188,094

Motorola Solutions, Inc.	15,852	2,980,969

Ubiquiti, Inc.	1,055	314,706

Total Communications Equipment		41,483,769

Construction Materials – 0.1%

Martin Marietta Materials, Inc.	2,955	992,348

Vulcan Materials Co.	7,039	1,187,831

Total Construction Materials		2,180,179

Consumer Finance – 0.6%

American Express Co.	63,653	9,003,080

Discover Financial Services	35,842	3,404,632

Synchrony Financial	92,911	3,777,761

Total Consumer Finance		16,185,473

Containers & Packaging – 0.4%

Avery Dennison Corp.	9,290	1,706,108

Ball Corp.	17,640	1,494,814

International Paper Co.	93,744	5,068,738

See Notes to Financial Statements.

WisdomTree Trust	33

Schedule of Investments (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

March 31, 2021

Investments	Shares	Value

Packaging Corp. of America	15,727	$2,114,967

Total Containers & Packaging		10,384,627

Distributors – 0.1%

Genuine Parts Co.	26,766	3,093,882

Pool Corp.	1,470	507,503

Total Distributors		3,601,385

Diversified Telecommunication Services – 5.8%

AT&T, Inc.	2,541,397	76,928,087

Lumen Technologies, Inc.	549,033	7,329,591

Verizon Communications, Inc.	1,372,397	79,804,885

Total Diversified Telecommunication Services		164,062,563

Electric Utilities – 3.9%

Alliant Energy Corp.	53,595	2,902,705

American Electric Power Co., Inc.	91,577	7,756,572

Avangrid, Inc.	70,444	3,508,816

Duke Energy Corp.	168,524	16,267,622

Edison International	77,816	4,560,018

Entergy Corp.	40,572	4,035,697

Evergy, Inc.	44,487	2,648,311

Eversource Energy	48,789	4,224,639

Exelon Corp.	199,183	8,712,264

FirstEnergy Corp.	145,981	5,064,081

NextEra Energy, Inc.	299,685	22,659,183

PPL Corp.	232,852	6,715,452

Southern Co. (The)	243,155	15,114,515

Xcel Energy, Inc.	107,246	7,132,931

Total Electric Utilities		111,302,806

Electrical Equipment – 0.4%

AMETEK, Inc.	8,844	1,129,644

Emerson Electric Co.	81,457	7,349,051

Rockwell Automation, Inc.	15,807	4,195,810

Total Electrical Equipment		12,674,505

Electronic Equipment, Instruments & Components – 0.3%

Amphenol Corp. Class A	42,559	2,807,617

CDW Corp.	9,545	1,582,084

Corning, Inc.	107,913	4,695,295

Total Electronic Equipment, Instruments & Components		9,084,996

Energy Equipment & Services – 0.1%

Baker Hughes Co.	111,321	2,405,647

Halliburton Co.	56,020	1,202,189

Total Energy Equipment & Services		3,607,836

Entertainment – 0.2%

Activision Blizzard, Inc.	33,287	3,095,691

Electronic Arts, Inc.	9,752	1,320,128

Total Entertainment		4,415,819

Equity Real Estate Investment Trusts (REITs) – 3.9%

Alexandria Real Estate Equities, Inc.	25,058	4,117,029

American Tower Corp.	48,324	11,552,335

AvalonBay Communities, Inc.	27,547	5,082,697

Boston Properties, Inc.	29,961	3,033,851

Crown Castle International Corp.	79,373	13,662,475

Digital Realty Trust, Inc.	49,394	6,956,651

Duke Realty Corp.	46,146	1,934,902

Equinix, Inc.	7,732	5,254,590

Equity Residential	76,760	5,498,319

Essex Property Trust, Inc.	10,763	2,925,814

Extra Space Storage, Inc.	31,320	4,151,466

Healthpeak Properties, Inc.	143,933	4,568,433

Invitation Homes, Inc.	57,534	1,840,513

Mid-America Apartment Communities, Inc.	21,348	3,081,797

Prologis, Inc.	95,702	10,144,412

Public Storage	49,698	12,263,479

Realty Income Corp.	82,693	5,251,006

SBA Communications Corp.	4,871	1,351,946

Sun Communities, Inc.	11,094	1,664,544

VICI Properties, Inc.(a)	137,052	3,870,348

Weyerhaeuser Co.	76,764	2,732,798

Total Equity Real Estate Investment Trusts (REITs)		110,939,405

Food & Staples Retailing – 2.1%

Costco Wholesale Corp.	26,448	9,322,391

Kroger Co. (The)	140,606	5,060,410

Walmart, Inc.	334,992	45,501,963

Total Food & Staples Retailing		59,884,764

Food Products – 2.3%

Archer-Daniels-Midland Co.	91,170	5,196,690

Campbell Soup Co.	66,053	3,320,484

Conagra Brands, Inc.	86,960	3,269,696

General Mills, Inc.	163,765	10,042,070

Hershey Co. (The)	23,728	3,752,821

Hormel Foods Corp.	65,333	3,121,611

J.M. Smucker Co. (The)	26,197	3,314,706

Kellogg Co.	96,690	6,120,477

Kraft Heinz Co. (The)	314,085	12,563,400

McCormick & Co., Inc. Non-Voting Shares	27,539	2,455,377

Mondelez International, Inc. Class A	172,006	10,067,511

Tyson Foods, Inc. Class A	40,697	3,023,787

Total Food Products		66,248,630

Gas Utilities – 0.1%

Atmos Energy Corp.	14,295	1,413,061

Health Care Equipment & Supplies – 1.3%

Abbott Laboratories	129,750	15,549,240

Baxter International, Inc.	36,918	3,113,664

Becton, Dickinson and Co.	20,705	5,034,421

Danaher Corp.	13,380	3,011,570

ResMed, Inc.	10,108	1,961,154

Stryker Corp.	20,975	5,109,091

Teleflex, Inc.	1,103	458,252

West Pharmaceutical Services, Inc.	660	185,975

Zimmer Biomet Holdings, Inc.	9,143	1,463,612

Total Health Care Equipment & Supplies		35,886,979

Health Care Providers & Services – 2.7%

AmerisourceBergen Corp.	22,225	2,624,106

See Notes to Financial Statements.

34	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

March 31, 2021

Investments	Shares	Value

Anthem, Inc.	16,850	$6,048,307

Cardinal Health, Inc.	58,517	3,554,908

Cigna Corp.	1	242

CVS Health Corp.	198,941	14,966,331

Humana, Inc.	5,178	2,170,877

McKesson Corp.	9,758	1,903,200

Quest Diagnostics, Inc.	17,912	2,298,826

UnitedHealth Group, Inc.	111,816	41,603,379

Total Health Care Providers & Services		75,170,176

Health Care Technology – 0.1%

Cerner Corp.	21,240	1,526,731

Hotels, Restaurants & Leisure – 1.4%

Domino’s Pizza, Inc.	2,860	1,051,879

McDonald’s Corp.	100,007	22,415,569

MGM Resorts International	9,413	357,600

Starbucks Corp.	112,014	12,239,770

Yum! Brands, Inc.	41,339	4,472,053

Total Hotels, Restaurants & Leisure		40,536,871

Household Durables – 0.2%

D.R. Horton, Inc.	25,933	2,311,149

Lennar Corp. Class A	19,369	1,960,724

PulteGroup, Inc.	10,020	525,449

Whirlpool Corp.	7,656	1,686,999

Total Household Durables		6,484,321

Household Products – 3.2%

Church & Dwight Co., Inc.	17,574	1,535,089

Clorox Co. (The)	21,756	4,196,297

Colgate-Palmolive Co.	139,498	10,996,627

Kimberly-Clark Corp.	83,710	11,639,876

Procter & Gamble Co. (The)	457,709	61,987,530

Total Household Products		90,355,419

Independent Power & Renewable Electricity Producers – 0.1%

AES Corp. (The)	84,060	2,253,649

Industrial Conglomerates – 1.7%

3M Co.	154,425	29,754,609

General Electric Co.	177,359	2,328,723

Honeywell International, Inc.	66,182	14,366,127

Roper Technologies, Inc.	3,615	1,458,074

Total Industrial Conglomerates		47,907,533

Insurance – 1.7%

Aflac, Inc.	104,457	5,346,109

Allstate Corp. (The)	48,923	5,621,253

Arthur J. Gallagher & Co.	22,317	2,784,492

Brown & Brown, Inc.	12,954	592,127

Cincinnati Financial Corp.	22,520	2,321,587

Hartford Financial Services Group, Inc. (The)	51,064	3,410,564

Marsh & McLennan Cos., Inc.	65,575	7,987,035

MetLife, Inc.	192,905	11,726,695

Progressive Corp. (The)	22,567	2,157,631

Travelers Cos., Inc. (The)	35,954	5,407,482

W.R. Berkley Corp.	3,061	230,646

Total Insurance		47,585,621

Internet & Direct Marketing Retail – 0.2%

eBay, Inc.	74,008	4,532,250

IT Services – 2.9%

Automatic Data Processing, Inc.	50,555	9,528,101

Broadridge Financial Solutions, Inc.	12,919	1,977,899

Cognizant Technology Solutions Corp. Class A	35,280	2,756,074

Fidelity National Information Services, Inc.	33,189	4,666,705

Global Payments, Inc.	7,832	1,578,774

International Business Machines Corp.	248,800	33,155,088

Jack Henry & Associates, Inc.	2,858	433,616

MasterCard, Inc. Class A	26,563	9,457,756

Paychex, Inc.	54,599	5,351,794

Visa, Inc. Class A(a)	57,314	12,135,093

Total IT Services		81,040,900

Leisure Products – 0.1%

Hasbro, Inc.	19,553	1,879,434

Life Sciences Tools & Services – 0.2%

Agilent Technologies, Inc.	18,277	2,323,738

Bio-Techne Corp.	439	167,667

Thermo Fisher Scientific, Inc.	6,379	2,911,248

Total Life Sciences Tools & Services		5,402,653

Machinery – 2.1%

Caterpillar, Inc.	68,114	15,793,593

Cummins, Inc.	20,700	5,363,577

Deere & Co.	20,896	7,818,029

Dover Corp.	20,975	2,876,302

Fortive Corp.	8,956	632,652

Graco, Inc.	9,678	693,138

IDEX Corp.	2,851	596,771

Illinois Tool Works, Inc.	55,441	12,281,290

Nordson Corp.	1,095	217,555

Otis Worldwide Corp.	39,438	2,699,531

PACCAR, Inc.	30,713	2,853,852

Parker-Hannifin Corp.	9,774	3,083,013

Stanley Black & Decker, Inc.	15,142	3,023,403

Westinghouse Air Brake Technologies Corp.	7,523	595,521

Xylem, Inc.	7,499	788,745

Total Machinery		59,316,972

Media – 1.2%

Cable One, Inc.	35	63,993

Comcast Corp. Class A	445,334	24,097,023

Fox Corp. Class A	40,601	1,466,102

Omnicom Group, Inc.	42,620	3,160,273

Sirius XM Holdings, Inc.(a)	187,292	1,140,608

ViacomCBS, Inc. Class B	92,772	4,184,017

Total Media		34,112,016

Metals & Mining – 0.4%

Newmont Corp.	112,064	6,754,097

Nucor Corp.	48,432	3,887,637

Total Metals & Mining		10,641,734

See Notes to Financial Statements.

WisdomTree Trust	35

Schedule of Investments (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

March 31, 2021

Investments	Shares	Value

Multi-Utilities – 1.7%

Ameren Corp.	36,774	$2,991,933

CenterPoint Energy, Inc.	68,075	1,541,899

CMS Energy Corp.	58,464	3,579,166

Consolidated Edison, Inc.	71,085	5,317,158

Dominion Energy, Inc.	150,055	11,398,178

DTE Energy Co.	37,681	5,016,848

Public Service Enterprise Group, Inc.	98,258	5,916,114

Sempra Energy	48,367	6,412,497

WEC Energy Group, Inc.	66,378	6,212,317

Total Multi-Utilities		48,386,110

Multiline Retail – 0.6%

Dollar General Corp.	15,129	3,065,438

Target Corp.	64,696	12,814,337

Total Multiline Retail		15,879,775

Oil, Gas & Consumable Fuels – 0.3%

EOG Resources, Inc.	82,090	5,953,988

Pioneer Natural Resources Co.	14,452	2,295,266

Total Oil, Gas & Consumable Fuels		8,249,254

Personal Products – 0.1%

Estee Lauder Cos., Inc. (The) Class A	9,389	2,730,791

Pharmaceuticals – 7.9%

Bristol-Myers Squibb Co.	361,699	22,834,058

Eli Lilly & Co.	95,977	17,930,423

Johnson & Johnson	554,565	91,142,758

Merck & Co., Inc.	630,940	48,639,165

Pfizer, Inc.	1,103,526	39,980,747

Zoetis, Inc.	14,340	2,258,263

Total Pharmaceuticals		222,785,414

Professional Services – 0.2%

Booz Allen Hamilton Holding Corp.	12,694	1,022,248

Equifax, Inc.	6,752	1,222,990

Jacobs Engineering Group, Inc.	2,848	368,161

Leidos Holdings, Inc.	7,291	701,977

TransUnion	4,497	404,730

Verisk Analytics, Inc.	7,868	1,390,197

Total Professional Services		5,110,303

Road & Rail – 1.0%

CSX Corp.	49,897	4,811,069

JB Hunt Transport Services, Inc.	2,470	415,133

Kansas City Southern	5,582	1,473,201

Norfolk Southern Corp.	22,830	6,130,311

Old Dominion Freight Line, Inc.	3,014	724,596

Union Pacific Corp.	70,048	15,439,280

Total Road & Rail		28,993,590

Semiconductors & Semiconductor Equipment – 5.6%

Analog Devices, Inc.	36,490	5,658,869

Applied Materials, Inc.	51,579	6,890,954

Broadcom, Inc.	69,775	32,351,877

Entegris, Inc.	917	102,521

Intel Corp.	575,269	36,817,216

KLA Corp.	18,280	6,039,712

Lam Research Corp.	8,676	5,164,302

Microchip Technology, Inc.	16,460	2,554,921

Monolithic Power Systems, Inc.	777	274,444

NVIDIA Corp.	4,566	2,437,924

QUALCOMM, Inc.	164,926	21,867,538

Skyworks Solutions, Inc.	14,524	2,664,864

Teradyne, Inc.	2,421	294,587

Texas Instruments, Inc.	184,959	34,955,402

Total Semiconductors & Semiconductor Equipment		158,075,131

Software – 6.4%

Citrix Systems, Inc.	9,058	1,271,381

Intuit, Inc.	9,807	3,756,669

Microsoft Corp.	634,353	149,561,407

Oracle Corp.	377,456	26,486,087

SS&C Technologies Holdings, Inc.	12,603	880,572

Total Software		181,956,116

Specialty Retail – 3.2%

Best Buy Co., Inc.	43,852	5,034,648

Home Depot, Inc. (The)	194,399	59,340,295

Lowe’s Cos., Inc.	87,565	16,653,112

TJX Cos., Inc. (The)	96,587	6,389,230

Tractor Supply Co.	8,925	1,580,439

Total Specialty Retail		88,997,724

Technology Hardware, Storage & Peripherals – 4.3%

Apple, Inc.	914,182	111,667,331

HP, Inc.	256,842	8,154,734

NetApp, Inc.	32,629	2,371,149

Total Technology Hardware, Storage & Peripherals		122,193,214

Textiles, Apparel & Luxury Goods – 0.4%

NIKE, Inc. Class B	55,522	7,378,319

VF Corp.	49,725	3,974,022

Total Textiles, Apparel & Luxury Goods		11,352,341

Tobacco – 4.3%

Altria Group, Inc.	1,183,021	60,523,354

Philip Morris International, Inc.	700,456	62,158,466

Total Tobacco		122,681,820

Trading Companies & Distributors – 0.2%

Fastenal Co.	88,068	4,428,059

W.W. Grainger, Inc.	6,119	2,453,291

Total Trading Companies & Distributors		6,881,350

Water Utilities – 0.1%

American Water Works Co., Inc.	20,657	3,096,897
TOTAL COMMON STOCKS (Cost: $2,008,846,155)		2,812,056,508

EXCHANGE-TRADED FUND – 0.2%

United States – 0.2%

WisdomTree U.S. Total Dividend Fund(a)(b) (Cost: $5,955,573)	55,444	6,267,390

See Notes to Financial Statements.

36	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

March 31, 2021

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%

United States – 0.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c)
(Cost: $3,987,988)	3,987,988	$3,987,988

TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $2,018,789,716)		2,822,311,886

Other Assets less Liabilities – 0.0%		1,155,438

NET ASSETS – 100.0%		$2,823,467,324

(a)

Security, or portion thereof, was on loan at March 31, 2021 (See Note 2). At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $18,313,810 and the total market value of the collateral held by the Fund was $18,796,982. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $14,808,994.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2021 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2021	Dividend Income
WisdomTree U.S. Total Dividend Fund	$5,486,081	$28,079,291	$28,383,373	$(823,412)	$1,908,803	$6,267,390	$126,618

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,812,056,508	$—	$—	$2,812,056,508
Exchange-Traded Fund	6,267,390	—	—	6,267,390
Investment of Cash Collateral for Securities Loaned	—	3,987,988	—	3,987,988
Total Investments in Securities	$2,818,323,898	$3,987,988	$—	$2,822,311,886

See Notes to Financial Statements.

WisdomTree Trust	37

Schedule of Investments

WisdomTree U.S. LargeCap Fund (EPS)

March 31, 2021

Investments	Shares	Value

COMMON STOCKS – 99.7%

United States – 99.7%

Aerospace & Defense – 1.5%

General Dynamics Corp.	9,022	$1,638,034

HEICO Corp.	927	116,617

Howmet Aerospace, Inc.	8,986	288,720

L3Harris Technologies, Inc.	3,950	800,586

Lockheed Martin Corp.	7,547	2,788,616

Northrop Grumman Corp.	4,915	1,590,691

Teledyne Technologies, Inc.*	415	171,665

TransDigm Group, Inc.*	488	286,905

Total Aerospace & Defense		7,681,834

Air Freight & Logistics – 0.8%

C.H. Robinson Worldwide, Inc.	2,297	219,203

Expeditors International of Washington, Inc.	2,970	319,839

FedEx Corp.	3,035	862,061

United Parcel Service, Inc. Class B	15,760	2,679,043

XPO Logistics, Inc.*	373	45,991

Total Air Freight & Logistics		4,126,137

Auto Components – 0.1%

BorgWarner, Inc.	5,638	261,378

Gentex Corp.	3,427	122,241

Lear Corp.	460	83,375

Total Auto Components		466,994

Automobiles – 0.5%

General Motors Co.	41,395	2,378,557

Banks – 6.7%

Bank of America Corp.	239,099	9,250,740

Citigroup, Inc.	76,256	5,547,624

Fifth Third Bancorp	11,128	416,744

First Republic Bank	2,455	409,371

JPMorgan Chase & Co.	83,221	12,668,733

M&T Bank Corp.	3,973	602,347

Regions Financial Corp.	12,786	264,159

SVB Financial Group*	1,125	555,367

Truist Financial Corp.	37,053	2,160,931

U.S. Bancorp	40,343	2,231,371

Total Banks		34,107,387

Beverages – 1.8%

Boston Beer Co., Inc. (The) Class A*	72	86,852

Brown-Forman Corp. Class B	4,612	318,090

Coca-Cola Co. (The)	65,383	3,446,338

Constellation Brands, Inc. Class A	1,935	441,180

Keurig Dr. Pepper, Inc.	19,418	667,397

Molson Coors Beverage Co. Class B	7,669	392,269

Monster Beverage Corp.*	6,115	557,015

PepsiCo, Inc.	22,414	3,170,460

Total Beverages		9,079,601

Biotechnology – 3.0%

AbbVie, Inc.	35,359	3,826,551

Alexion Pharmaceuticals, Inc.*	7,298	1,115,937

Amgen, Inc.	13,338	3,318,628

Biogen, Inc.*	7,000	1,958,250

Gilead Sciences, Inc.	39,153	2,530,459

Neurocrine Biosciences, Inc.*	1,081	105,127

Regeneron Pharmaceuticals, Inc.*	2,367	1,119,922

Seagen, Inc.*	808	112,199

Vertex Pharmaceuticals, Inc.*	4,839	1,039,853

Total Biotechnology		15,126,926

Building Products – 0.4%

A.O. Smith Corp.	2,304	155,773

Carrier Global Corp.	21,616	912,628

Fortune Brands Home & Security, Inc.	2,782	266,571

Lennox International, Inc.	488	152,056

Masco Corp.	5,720	342,628

Owens Corning	3,055	281,335

Trex Co., Inc.*	844	77,260

Total Building Products		2,188,251

Capital Markets – 4.3%

Ameriprise Financial, Inc.	3,101	720,828

Bank of New York Mellon Corp. (The)	39,391	1,862,800

BlackRock, Inc.	2,849	2,148,032

CBOE Global Markets, Inc.	1,499	147,936

Charles Schwab Corp. (The)	22,469	1,464,530

CME Group, Inc.	4,487	916,380

FactSet Research Systems, Inc.	291	89,800

Franklin Resources, Inc.	15,900	470,640

Goldman Sachs Group, Inc. (The)	11,336	3,706,872

Intercontinental Exchange, Inc.	7,746	865,073

MarketAxess Holdings, Inc.	211	105,061

Moody’s Corp.	2,576	769,219

Morgan Stanley	62,596	4,861,205

Morningstar, Inc.	190	42,758

MSCI, Inc.	466	195,385

Nasdaq, Inc.	2,594	382,511

Northern Trust Corp.	5,257	552,563

Raymond James Financial, Inc.	3,287	402,855

S&P Global, Inc.	3,297	1,163,412

SEI Investments Co.	2,390	145,623

T. Rowe Price Group, Inc.	5,512	945,859

Total Capital Markets		21,959,342

Chemicals – 1.3%

Air Products & Chemicals, Inc.	2,910	818,699

Albemarle Corp.	1,091	159,406

Celanese Corp.	2,240	335,574

CF Industries Holdings, Inc.	2,836	128,698

Corteva, Inc.	8,867	413,380

Dow, Inc.	16,316	1,043,245

DuPont de Nemours, Inc.	3,765	290,959

Eastman Chemical Co.	3,234	356,128

Ecolab, Inc.	2,474	529,609

FMC Corp.	2,778	307,275

International Flavors & Fragrances, Inc.	1,504	209,974

PPG Industries, Inc.	3,553	533,874

RPM International, Inc.	2,098	192,701

See Notes to Financial Statements.

38	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. LargeCap Fund (EPS)

March 31, 2021

Investments	Shares	Value

Scotts Miracle-Gro Co. (The)	852	$208,714

Sherwin-Williams Co. (The)	1,195	881,922

Westlake Chemical Corp.	1,072	95,183

Total Chemicals		6,505,341

Commercial Services & Supplies – 0.4%

Cintas Corp.	1,106	377,489

Copart, Inc.*	2,378	258,275

IAA, Inc.*	1,116	61,536

Republic Services, Inc.	4,768	473,701

Rollins, Inc.	3,553	122,294

Waste Management, Inc.	5,918	763,540

Total Commercial Services & Supplies		2,056,835

Communications Equipment – 1.4%

Arista Networks, Inc.*	1,292	390,042

Cisco Systems, Inc.	110,768	5,727,813

F5 Networks, Inc.*	1,083	225,935

Motorola Solutions, Inc.	2,764	519,770

Ubiquiti, Inc.	962	286,965

Total Communications Equipment		7,150,525

Construction & Engineering – 0.1%

AECOM*	2,863	183,547

Quanta Services, Inc.	2,165	190,477

Total Construction & Engineering		374,024

Construction Materials – 0.1%

Martin Marietta Materials, Inc.	940	315,671

Vulcan Materials Co.	1,828	308,475

Total Construction Materials		624,146

Consumer Finance – 0.5%

American Express Co.	11,636	1,645,796

Discover Financial Services	4,585	435,529

Synchrony Financial	15,936	647,958

Total Consumer Finance		2,729,283

Containers & Packaging – 0.4%

AptarGroup, Inc.	697	98,744

Avery Dennison Corp.	1,548	284,290

Ball Corp.	3,599	304,979

Crown Holdings, Inc.	2,350	228,044

International Paper Co.	9,406	508,582

Packaging Corp. of America	1,866	250,940

WestRock Co.	6,769	352,327

Total Containers & Packaging		2,027,906

Distributors – 0.1%

Genuine Parts Co.	2,857	330,240

LKQ Corp.*	7,457	315,655

Pool Corp.	411	141,894

Total Distributors		787,789

Diversified Consumer Services – 0.1%

Bright Horizons Family Solutions, Inc.*	415	71,152

Service Corp. International	3,693	188,527

Total Diversified Consumer Services		259,679

Diversified Financial Services – 1.9%

Berkshire Hathaway, Inc. Class B*	39,053	9,976,870

Diversified Telecommunication Services – 2.7%

AT&T, Inc.	170,616	5,164,546

Lumen Technologies, Inc.	50,718	677,085

Verizon Communications, Inc.	134,883	7,843,447

Total Diversified Telecommunication Services		13,685,078

Electric Utilities – 1.7%

Alliant Energy Corp.	4,181	226,443

American Electric Power Co., Inc.	7,660	648,802

Avangrid, Inc.	4,436	220,957

Duke Energy Corp.	7,194	694,437

Entergy Corp.	3,415	339,690

Evergy, Inc.	4,542	270,385

Eversource Energy	5,759	498,672

Exelon Corp.	23,124	1,011,444

FirstEnergy Corp.	15,075	522,952

NextEra Energy, Inc.	19,187	1,450,729

NRG Energy, Inc.	8,102	305,688

Pinnacle West Capital Corp.	2,183	177,587

PPL Corp.	24,609	709,724

Southern Co. (The)	20,544	1,277,015

Xcel Energy, Inc.	7,952	528,887

Total Electric Utilities		8,883,412

Electrical Equipment – 0.4%

AMETEK, Inc.	2,556	326,478

Emerson Electric Co.	10,874	981,052

Generac Holdings, Inc.*	554	181,407

Hubbell, Inc.	983	183,713

Rockwell Automation, Inc.	1,368	363,122

Sunrun, Inc.*(a)	1,026	62,053

Total Electrical Equipment		2,097,825

Electronic Equipment, Instruments & Components – 0.6%

Amphenol Corp. Class A	8,159	538,249

CDW Corp.	2,825	468,244

Cognex Corp.	1,451	120,418

Corning, Inc.	8,895	387,021

IPG Photonics Corp.*	557	117,494

Keysight Technologies, Inc.*	2,009	288,091

SYNNEX Corp.	4,059	466,135

Trimble, Inc.*	2,848	221,546

Zebra Technologies Corp. Class A*	748	362,915

Total Electronic Equipment, Instruments & Components		2,970,113

Energy Equipment & Services – 0.2%

Baker Hughes Co.	25,541	551,941

Halliburton Co.	15,638	335,591

Total Energy Equipment & Services		887,532

Entertainment – 0.9%

Activision Blizzard, Inc.	10,510	977,430

Electronic Arts, Inc.	4,322	585,069

Netflix, Inc.*	2,351	1,226,423

Take-Two Interactive Software, Inc.*	1,092	192,956

See Notes to Financial Statements.

WisdomTree Trust	39

Schedule of Investments (continued)

WisdomTree U.S. LargeCap Fund (EPS)

March 31, 2021

Investments	Shares	Value

Walt Disney Co. (The)*	7,975	$1,471,547

Total Entertainment		4,453,425

Equity Real Estate Investment Trusts (REITs) – 1.5%

Alexandria Real Estate Equities, Inc.	737	121,089

American Homes 4 Rent Class A	1,438	47,943

American Tower Corp.	4,202	1,004,530

Americold Realty Trust	1,247	47,972

AvalonBay Communities, Inc.	1,463	269,938

Boston Properties, Inc.	1,534	155,333

Camden Property Trust	677	74,409

Crown Castle International Corp.	2,377	409,153

Duke Realty Corp.	3,932	164,869

Equinix, Inc.	449	305,136

Equity LifeStyle Properties, Inc.	1,499	95,396

Equity Residential	2,868	205,435

Essex Property Trust, Inc.	568	154,405

Extra Space Storage, Inc.	1,648	218,442

Gaming and Leisure Properties, Inc.	4,664	197,894

Healthpeak Properties, Inc.	2,526	80,175

Invitation Homes, Inc.	2,673	85,509

Iron Mountain, Inc.	3,867	143,118

Medical Properties Trust, Inc.	9,541	203,032

Mid-America Apartment Communities, Inc.	875	126,315

Omega Healthcare Investors, Inc.	2,883	105,604

Prologis, Inc.	8,892	942,552

Public Storage	2,351	580,133

Realty Income Corp.	3,291	208,979

SBA Communications Corp.	566	157,093

Simon Property Group, Inc.	7,740	880,580

STORE Capital Corp.	2,829	94,772

Sun Communities, Inc.	511	76,670

UDR, Inc.	1,520	66,667

VICI Properties, Inc.(a)	8,503	240,125

W.P. Carey, Inc.	1,887	133,524

Weyerhaeuser Co.	7,456	265,434

Total Equity Real Estate Investment Trusts (REITs)		7,862,226

Food & Staples Retailing – 1.8%

Albertsons Cos., Inc. Class A(a)	22,184	423,049

Costco Wholesale Corp.	5,076	1,789,188

Kroger Co. (The)	32,592	1,172,986

Walmart, Inc.	42,907	5,828,058

Total Food & Staples Retailing		9,213,281

Food Products – 1.9%

Archer-Daniels-Midland Co.	15,123	862,011

Campbell Soup Co.	6,289	316,148

Conagra Brands, Inc.	13,949	524,482

Darling Ingredients, Inc.*	3,355	246,861

General Mills, Inc.	16,643	1,020,549

Hershey Co. (The)	3,687	583,136

Hormel Foods Corp.	8,155	389,646

J.M. Smucker Co. (The)	3,442	435,516

Kellogg Co.	9,198	582,233

Kraft Heinz Co. (The)	43,324	1,732,960

Lamb Weston Holdings, Inc.	1,811	140,316

McCormick & Co., Inc. Non-Voting Shares	3,374	300,826

Mondelez International, Inc. Class A	26,499	1,550,987

Tyson Foods, Inc. Class A	12,614	937,220

Total Food Products		9,622,891

Gas Utilities – 0.0%

Atmos Energy Corp.	2,430	240,205

Health Care Equipment & Supplies – 1.7%

Abbott Laboratories	14,380	1,723,299

ABIOMED, Inc.*	334	106,456

Align Technology, Inc.*	405	219,320

Baxter International, Inc.	7,615	642,249

Becton, Dickinson and Co.	2,799	680,577

Boston Scientific Corp.*	10,857	419,623

Cooper Cos., Inc. (The)	418	160,550

Danaher Corp.	5,008	1,127,201

Dentsply Sirona, Inc.	1,490	95,077

DexCom, Inc.*	434	155,975

Edwards Lifesciences Corp.*	5,876	491,469

Hologic, Inc.*	4,678	347,950

IDEXX Laboratories, Inc.*	505	247,101

Insulet Corp.*	338	88,191

Intuitive Surgical, Inc.*	593	438,191

Masimo Corp.*	336	77,166

Quidel Corp.*	786	100,553

ResMed, Inc.	1,328	257,658

Stryker Corp.	3,407	829,877

Teleflex, Inc.	381	158,290

West Pharmaceutical Services, Inc.	500	140,890

Zimmer Biomet Holdings, Inc.	1,562	250,045

Total Health Care Equipment & Supplies		8,757,708

Health Care Providers & Services – 5.1%

Amedisys, Inc.*	227	60,107

AmerisourceBergen Corp.	5,979	705,941

Anthem, Inc.	7,758	2,784,734

Cardinal Health, Inc.	8,972	545,049

Chemed Corp.	194	89,205

Cigna Corp.	11,565	2,795,723

CVS Health Corp.	48,317	3,634,888

DaVita, Inc.*	3,541	381,614

Encompass Health Corp.	1,351	110,647

HCA Healthcare, Inc.	9,978	1,879,257

Henry Schein, Inc.*	2,737	189,510

Humana, Inc.	4,263	1,787,263

Laboratory Corp. of America Holdings*	2,638	672,769

McKesson Corp.	6,886	1,343,045

Molina Healthcare, Inc.*	1,740	406,742

Quest Diagnostics, Inc.	3,522	452,014

UnitedHealth Group, Inc.	21,762	8,096,987

Universal Health Services, Inc. Class B	2,857	381,095

Total Health Care Providers & Services		26,316,590

Health Care Technology – 0.1%

Cerner Corp.	3,445	247,626

See Notes to Financial Statements.

40	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. LargeCap Fund (EPS)

March 31, 2021

Investments	Shares	Value

Veeva Systems, Inc. Class A*	728	$190,183

Total Health Care Technology		437,809

Hotels, Restaurants & Leisure – 0.9%

Booking Holdings, Inc.*	271	631,387

Chipotle Mexican Grill, Inc.*	141	200,335

Domino’s Pizza, Inc.	466	171,390

Marriott International, Inc. Class A	1,693	250,750

McDonald’s Corp.	10,214	2,289,366

Starbucks Corp.	5,945	649,610

Vail Resorts, Inc.	262	76,415

Yum! Brands, Inc.	3,765	407,298

Total Hotels, Restaurants & Leisure		4,676,551

Household Durables – 0.8%

D.R. Horton, Inc.	13,344	1,189,217

Lennar Corp. Class A	13,616	1,378,348

Newell Brands, Inc.	9,428	252,482

NVR, Inc.*	85	400,429

PulteGroup, Inc.	12,381	649,259

Whirlpool Corp.	2,099	462,515

Total Household Durables		4,332,250

Household Products – 1.7%

Church & Dwight Co., Inc.	3,298	288,080

Clorox Co. (The)	2,263	436,488

Colgate-Palmolive Co.	14,046	1,107,246

Kimberly-Clark Corp.	8,168	1,135,761

Procter & Gamble Co. (The)	43,524	5,894,455

Total Household Products		8,862,030

Independent Power & Renewable Electricity Producers – 0.2%

AES Corp. (The)	16,080	431,105

Vistra Corp.	22,475	397,358

Total Independent Power & Renewable Electricity Producers		828,463

Industrial Conglomerates – 1.0%

3M Co.	11,181	2,154,355

Carlisle Cos., Inc.	960	157,997

Honeywell International, Inc.	11,174	2,425,540

Roper Technologies, Inc.	1,013	408,583

Total Industrial Conglomerates		5,146,475

Insurance – 2.6%

Aflac, Inc.	26,816	1,372,443

Alleghany Corp.*	72	45,093

Allstate Corp. (The)	13,627	1,565,742

American Financial Group, Inc.	1,030	117,523

Arthur J. Gallagher & Co.	1,955	243,925

Assurant, Inc.	1,090	154,529

Brown & Brown, Inc.	2,961	135,347

Cincinnati Financial Corp.	4,741	488,750

CNA Financial Corp.	5,733	255,864

Erie Indemnity Co. Class A	234	51,693

Fidelity National Financial, Inc.	9,343	379,886

Globe Life, Inc.	2,391	231,042

Hartford Financial Services Group, Inc. (The)	15,651	1,045,330

Markel Corp.*	82	93,449

Marsh & McLennan Cos., Inc.	7,580	923,244

MetLife, Inc.	40,474	2,460,415

Progressive Corp. (The)	23,482	2,245,114

Reinsurance Group of America, Inc.	1,372	172,941

Travelers Cos., Inc. (The)	6,967	1,047,837

W.R. Berkley Corp.	1,391	104,812

Total Insurance		13,134,979

Interactive Media & Services – 5.6%

Alphabet, Inc. Class A*	8,364	17,250,917

Facebook, Inc. Class A*	38,744	11,411,271

Total Interactive Media & Services		28,662,188

Internet & Direct Marketing Retail – 1.8%

Amazon.com, Inc.*	2,592	8,019,855

eBay, Inc.	18,450	1,129,878

Etsy, Inc.*	620	125,036

Total Internet & Direct Marketing Retail		9,274,769

IT Services – 3.9%

Akamai Technologies, Inc.*	2,883	293,778

Automatic Data Processing, Inc.	6,509	1,226,751

Black Knight, Inc.*	1,606	118,828

Broadridge Financial Solutions, Inc.	1,803	276,039

Cognizant Technology Solutions Corp. Class A	11,671	911,739

EPAM Systems, Inc.*	537	213,023

Fidelity National Information Services, Inc.	3,117	438,281

Fiserv, Inc.*	4,323	514,610

FleetCor Technologies, Inc.*	1,306	350,831

Gartner, Inc.*	1,118	204,091

Global Payments, Inc.	2,121	427,551

GoDaddy, Inc. Class A*	1,591	123,493

International Business Machines Corp.	24,584	3,276,064

Jack Henry & Associates, Inc.	1,104	167,499

MasterCard, Inc. Class A	8,929	3,179,170

Paychex, Inc.	5,298	519,310

PayPal Holdings, Inc.*	5,976	1,451,212

Square, Inc. Class A*	1,867	423,902

VeriSign, Inc.*	1,447	287,606

Visa, Inc. Class A	23,024	4,874,871

Western Union Co. (The)	15,469	381,466

WEX, Inc.*	520	108,794

Total IT Services		19,768,909

Leisure Products – 0.1%

Hasbro, Inc.	1,975	189,837

Peloton Interactive, Inc. Class A*	1,247	140,213

Total Leisure Products		330,050

Life Sciences Tools & Services – 0.8%

Agilent Technologies, Inc.	3,097	393,753

Avantor, Inc.*	2,869	83,000

Bio-Rad Laboratories, Inc. Class A*	163	93,101

Bio-Techne Corp.	193	73,712

Bruker Corp.	1,126	72,379

Charles River Laboratories International, Inc.*	455	131,873

See Notes to Financial Statements.

WisdomTree Trust	41

Schedule of Investments (continued)

WisdomTree U.S. LargeCap Fund (EPS)

March 31, 2021

Investments	Shares	Value

Illumina, Inc.*	784	$301,103

IQVIA Holdings, Inc.*	950	183,483

Mettler-Toledo International, Inc.*	222	256,563

PerkinElmer, Inc.	1,405	180,247

PPD, Inc.*	1,681	63,609

Repligen Corp.*	255	49,575

Thermo Fisher Scientific, Inc.	4,804	2,192,450

Waters Corp.*	936	265,983

Total Life Sciences Tools & Services		4,340,831

Machinery – 2.0%

Caterpillar, Inc.	9,540	2,212,040

Cummins, Inc.	3,150	816,196

Deere & Co.	4,913	1,838,150

Dover Corp.	2,319	318,004

Fortive Corp.	4,360	307,990

Graco, Inc.	1,845	132,139

IDEX Corp.	932	195,086

Illinois Tool Works, Inc.	4,383	970,922

Ingersoll Rand, Inc.*	2,039	100,339

Middleby Corp. (The)*	770	127,628

Nordson Corp.	645	128,149

Otis Worldwide Corp.	6,799	465,392

PACCAR, Inc.	6,927	643,657

Parker-Hannifin Corp.	2,011	634,330

Snap-on, Inc.	1,439	332,035

Stanley Black & Decker, Inc.	2,386	476,413

Toro Co. (The)	1,310	135,113

Westinghouse Air Brake Technologies Corp.	2,549	201,779

Xylem, Inc.	1,790	188,272

Total Machinery		10,223,634

Media – 2.3%

Altice USA, Inc. Class A*	5,446	177,158

Cable One, Inc.	46	84,104

Charter Communications, Inc. Class A*	1,868	1,152,593

Comcast Corp. Class A	86,920	4,703,241

Discovery, Inc. Class A*(a)	22,806	991,149

DISH Network Corp. Class A*	13,423	485,913

Fox Corp. Class A	26,089	942,074

Interpublic Group of Cos., Inc. (The)	11,424	333,581

Liberty Broadband Corp. Class C*	985	147,898

News Corp. Class A	14,946	380,077

Omnicom Group, Inc.	7,643	566,728

Sirius XM Holdings, Inc.(a)	71,743	436,915

ViacomCBS, Inc. Class B	27,971	1,261,492

Total Media		11,662,923

Metals & Mining – 0.6%

Freeport-McMoRan, Inc.*	7,625	251,091

Newmont Corp.	19,339	1,165,561

Nucor Corp.	5,781	464,041

Southern Copper Corp.	10,819	734,286

Steel Dynamics, Inc.	5,338	270,957

Total Metals & Mining		2,885,936

Multi-Utilities – 0.9%

Ameren Corp.	4,328	352,126

CMS Energy Corp.	4,865	297,835

Consolidated Edison, Inc.	6,455	482,834

Dominion Energy, Inc.	13,997	1,063,212

DTE Energy Co.	4,140	551,200

NiSource, Inc.	9,464	228,177

Public Service Enterprise Group, Inc.	10,525	633,710

Sempra Energy	5,385	713,943

WEC Energy Group, Inc.	5,086	475,999

Total Multi-Utilities		4,799,036

Multiline Retail – 0.7%

Dollar General Corp.	4,828	978,249

Dollar Tree, Inc.*	5,261	602,174

Target Corp.	10,249	2,030,020

Total Multiline Retail		3,610,443

Oil, Gas & Consumable Fuels – 1.0%

EOG Resources, Inc.	11,715	849,689

Exxon Mobil Corp.	34,125	1,905,199

Kinder Morgan, Inc.	40,187	669,114

ONEOK, Inc.	10,779	546,064

Pioneer Natural Resources Co.	2,031	322,563

Williams Cos., Inc. (The)	26,844	635,934

Total Oil, Gas & Consumable Fuels		4,928,563

Personal Products – 0.1%

Estee Lauder Cos., Inc. (The) Class A	2,528	735,269

Pharmaceuticals – 4.0%

Bristol-Myers Squibb Co.	15,305	966,204

Catalent, Inc.*	1,016	106,995

Eli Lilly & Co.	12,564	2,347,206

Johnson & Johnson	48,371	7,949,774

Merck & Co., Inc.	60,197	4,640,587

Pfizer, Inc.	103,309	3,742,885

Zoetis, Inc.	4,741	746,613

Total Pharmaceuticals		20,500,264

Professional Services – 0.3%

Booz Allen Hamilton Holding Corp.	2,903	233,778

CoStar Group, Inc.*	215	176,706

Equifax, Inc.	690	124,980

Jacobs Engineering Group, Inc.	2,807	362,861

Leidos Holdings, Inc.	2,879	277,190

TransUnion	1,459	131,310

Verisk Analytics, Inc.	1,472	260,088

Total Professional Services		1,566,913

Real Estate Management & Development – 0.1%

CBRE Group, Inc. Class A*	6,220	492,064

Road & Rail – 1.2%

AMERCO	342	209,509

CSX Corp.	13,131	1,266,091

JB Hunt Transport Services, Inc.	1,549	260,340

Kansas City Southern	1,469	387,699

See Notes to Financial Statements.

42	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. LargeCap Fund (EPS)

March 31, 2021

Investments	Shares	Value

Norfolk Southern Corp.	4,186	$1,124,025

Old Dominion Freight Line, Inc.	1,354	325,515

Union Pacific Corp.	11,209	2,470,576

Total Road & Rail		6,043,755

Semiconductors & Semiconductor Equipment – 5.8%

Advanced Micro Devices, Inc.*	6,127	480,970

Analog Devices, Inc.	4,272	662,502

Applied Materials, Inc.	16,537	2,209,343

Broadcom, Inc.	2,034	943,084

Enphase Energy, Inc.*	758	122,917

Entegris, Inc.	1,733	193,749

First Solar, Inc.*	2,570	224,361

Intel Corp.	181,642	11,625,088

KLA Corp.	2,705	893,732

Lam Research Corp.	2,500	1,488,100

Maxim Integrated Products, Inc.	4,256	388,871

Microchip Technology, Inc.	1,413	219,326

Micron Technology, Inc.*	17,533	1,546,586

MKS Instruments, Inc.	1,208	223,987

Monolithic Power Systems, Inc.	374	132,101

NVIDIA Corp.	3,364	1,796,141

ON Semiconductor Corp.*	3,921	163,153

Qorvo, Inc.*	1,489	272,040

QUALCOMM, Inc.	16,030	2,125,418

Skyworks Solutions, Inc.	2,969	544,752

Teradyne, Inc.	3,146	382,805

Texas Instruments, Inc.	12,934	2,444,397

Universal Display Corp.	387	91,630

Xilinx, Inc.	2,447	303,183

Total Semiconductors & Semiconductor Equipment		29,478,236

Software – 7.1%

Adobe, Inc.*	3,566	1,695,169

ANSYS, Inc.*	613	208,150

Aspen Technology, Inc.*	1,041	150,248

Autodesk, Inc.*	1,095	303,479

Cadence Design Systems, Inc.*	2,364	323,844

Ceridian HCM Holding, Inc.*	722	60,843

Citrix Systems, Inc.	2,358	330,969

Dynatrace, Inc.*	2,021	97,493

Fair Isaac Corp.*	307	149,217

Fortinet, Inc.*	1,690	311,670

Intuit, Inc.	2,396	917,812

Microsoft Corp.	93,087	21,947,122

NortonLifeLock, Inc.	15,557	330,742

Nuance Communications, Inc.*	1,570	68,515

Oracle Corp.	79,866	5,604,197

Paycom Software, Inc.*	301	111,388

Paylocity Holding Corp.*	382	68,695

PTC, Inc.*	886	121,958

salesforce.com, Inc.*	5,060	1,072,062

ServiceNow, Inc.*	971	485,607

SS&C Technologies Holdings, Inc.	3,902	272,633

Synopsys, Inc.*	1,034	256,204

Trade Desk, Inc. (The) Class A*	203	132,287

Tyler Technologies, Inc.*	247	104,859

VMware, Inc. Class A*	4,797	721,709

Zoom Video Communications, Inc. Class A*	1,172	376,552

Total Software		36,223,424

Specialty Retail – 2.8%

Advance Auto Parts, Inc.	1,394	255,785

AutoZone, Inc.*	664	932,455

Best Buy Co., Inc.	6,776	777,953

CarMax, Inc.*	3,089	409,787

Five Below, Inc.*	274	52,276

Floor & Decor Holdings, Inc. Class A*	761	72,660

Home Depot, Inc. (The)	20,237	6,177,344

L Brands, Inc.	2,788	172,466

Lithia Motors, Inc. Class A	522	203,627

Lowe’s Cos., Inc.	17,022	3,237,244

O’Reilly Automotive, Inc.*	1,589	806,020

RH*	220	131,252

TJX Cos., Inc. (The)	6,168	408,013

Tractor Supply Co.	2,289	405,336

Ulta Beauty, Inc.*	506	156,440

Williams-Sonoma, Inc.	1,653	296,218

Total Specialty Retail		14,494,876

Technology Hardware, Storage & Peripherals – 4.9%

Apple, Inc.	186,197	22,743,964

HP, Inc.	59,599	1,892,268

NetApp, Inc.	6,331	460,074

Total Technology Hardware, Storage & Peripherals		25,096,306

Textiles, Apparel & Luxury Goods – 0.3%

NIKE, Inc. Class B	8,882	1,180,329

Tapestry, Inc.	4,427	182,437

VF Corp.	2,176	173,906

Total Textiles, Apparel & Luxury Goods		1,536,672

Tobacco – 1.5%

Altria Group, Inc.	76,215	3,899,159

Philip Morris International, Inc.	40,223	3,569,389

Total Tobacco		7,468,548

Trading Companies & Distributors – 0.3%

Fastenal Co.	7,275	365,787

United Rentals, Inc.*	1,657	545,667

W.W. Grainger, Inc.	932	373,667

Watsco, Inc.	459	119,684

Total Trading Companies & Distributors		1,404,805

Water Utilities – 0.1%

American Water Works Co., Inc.	1,856	278,252

Essential Utilities, Inc.	1,991	89,097

Total Water Utilities		367,349

Wireless Telecommunication Services – 0.3%
T-Mobile U.S., Inc.*	11,968	1,499,471
TOTAL COMMON STOCKS (Cost: $401,046,755)		509,411,504

See Notes to Financial Statements.

WisdomTree Trust	43

Schedule of Investments (concluded)

WisdomTree U.S. LargeCap Fund (EPS)

March 31, 2021

Investments	Shares	Value

EXCHANGE-TRADED FUND – 0.1%

United States – 0.1%

WisdomTree U.S. High Dividend Fund(b) (Cost: $484,987)	8,239	$628,636

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%

United States – 0.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c)
(Cost: $796,784)	796,784	796,784

TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $402,328,526)		510,836,924

Other Assets less Liabilities – (0.0)%		(43,082)

NET ASSETS – 100.0%		$510,793,842

*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at March 31, 2021 (See Note 2). At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,049,692 and the total market value of the collateral held by the Fund was $1,077,451. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $280,667.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2021 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2021	Dividend Income
WisdomTree U.S. High Dividend Fund	$513,645	$6,622,594	$6,873,477	$173,139	$192,735	$628,636	$68,601

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$509,411,504	$—	$—	$509,411,504
Exchange-Traded Fund	628,636	—	—	628,636
Investment of Cash Collateral for Securities Loaned	—	796,784	—	796,784
Total Investments in Securities	$510,040,140	$796,784	$—	$510,836,924

See Notes to Financial Statements.

44	WisdomTree Trust

Schedule of Investments

WisdomTree U.S. MidCap Dividend Fund (DON)

March 31, 2021

Investments	Shares	Value

COMMON STOCKS – 99.4%

United States – 99.4%

Aerospace & Defense – 0.9%

BWX Technologies, Inc.	122,320	$8,065,781

Curtiss-Wright Corp.	17,570	2,083,802

Huntington Ingalls Industries, Inc.	74,148	15,263,366

Total Aerospace & Defense		25,412,949

Auto Components – 1.4%

BorgWarner, Inc.	324,565	15,046,834

Gentex Corp.	380,302	13,565,372

LCI Industries	62,372	8,250,568

Lear Corp.	27,309	4,949,756

Total Auto Components		41,812,530

Automobiles – 0.4%

Harley-Davidson, Inc.	32,567	1,305,937

Thor Industries, Inc.	66,400	8,946,736

Total Automobiles		10,252,673

Banks – 10.4%

Bank of Hawaii Corp.(a)	85,068	7,612,735

Bank OZK	219,678	8,973,846

BOK Financial Corp.	127,798	11,414,917

Commerce Bancshares, Inc.	118,511	9,079,128

Community Bank System, Inc.	91,889	7,049,724

Cullen/Frost Bankers, Inc.	126,891	13,800,665

East West Bancorp, Inc.	194,529	14,356,240

First Citizens BancShares, Inc. Class A	1,746	1,459,254

First Financial Bankshares, Inc.	133,702	6,247,895

First Hawaiian, Inc.	364,312	9,971,219

First Horizon Corp.	1,559,679	26,374,172

Glacier Bancorp, Inc.(a)	161,210	9,201,867

Home BancShares, Inc.	301,491	8,155,332

Pacific Premier Bancorp, Inc.	220,724	9,588,251

People’s United Financial, Inc.	1,413,816	25,307,306

Pinnacle Financial Partners, Inc.	53,594	4,751,644

Popular, Inc.	158,124	11,119,280

Prosperity Bancshares, Inc.	166,843	12,494,872

Signature Bank	58,378	13,199,266

Sterling Bancorp	89,866	2,068,715

Synovus Financial Corp.	366,062	16,747,337

UMB Financial Corp.	58,871	5,435,559

Umpqua Holdings Corp.	761,558	13,365,343

United Bankshares, Inc.	369,974	14,273,597

Valley National Bancorp(a)	1,140,913	15,676,145

Webster Financial Corp.	217,616	11,992,818

Western Alliance Bancorp	103,131	9,739,692

Wintrust Financial Corp.	37,913	2,873,805

Total Banks		302,330,624

Building Products – 2.1%

A.O. Smith Corp.	267,151	18,062,079

AAON, Inc.(a)	33,266	2,328,953

Advanced Drainage Systems, Inc.	36,639	3,788,106

Armstrong World Industries, Inc.	36,453	3,284,051

Lennox International, Inc.	45,046	14,035,883

Owens Corning	99,819	9,192,332

Simpson Manufacturing Co., Inc.	49,510	5,135,672

UFP Industries, Inc.	64,208	4,869,535

Total Building Products		60,696,611

Capital Markets – 5.4%

Affiliated Managers Group, Inc.	17,935	2,672,853

Ares Management Corp. Class A	422,363	23,664,999

Artisan Partners Asset Management, Inc. Class A(a)	376,656	19,650,144

CBOE Global Markets, Inc.	125,947	12,429,709

Cohen & Steers, Inc.	61,607	4,024,785

Evercore, Inc. Class A	87,951	11,586,665

Franklin Resources, Inc.	1,331,603	39,415,449

Houlihan Lokey, Inc.	89,074	5,924,312

Interactive Brokers Group, Inc. Class A	31,359	2,290,461

LPL Financial Holdings, Inc.	48,497	6,894,334

Morningstar, Inc.	17,168	3,863,487

SEI Investments Co.	105,953	6,455,716

Stifel Financial Corp.	83,400	5,342,604

Tradeweb Markets, Inc. Class A	26,565	1,965,810

Virtu Financial, Inc. Class A	302,546	9,394,053

Total Capital Markets		155,575,381

Chemicals – 5.1%

Ashland Global Holdings, Inc.	62,115	5,513,949

Avient Corp.	147,788	6,985,939

Balchem Corp.	18,065	2,265,532

CF Industries Holdings, Inc.	463,487	21,033,040

Chemours Co. (The)	441,476	12,321,595

Element Solutions, Inc.	339,358	6,206,858

Huntsman Corp.	399,609	11,520,727

Mosaic Co. (The)	243,382	7,693,305

NewMarket Corp.	22,275	8,468,064

Olin Corp.	376,375	14,290,959

Quaker Chemical Corp.	7,868	1,917,982

Scotts Miracle-Gro Co. (The)	77,550	18,997,423

Sensient Technologies Corp.	95,959	7,484,802

Valvoline, Inc.(a)	283,191	7,382,789

W.R. Grace & Co.	106,886	6,398,196

Westlake Chemical Corp.	118,083	10,484,590

Total Chemicals		148,965,750

Commercial Services & Supplies – 0.5%

Brink’s Co. (The)	29,497	2,337,047

MSA Safety, Inc.	46,455	6,969,179

Tetra Tech, Inc.	33,779	4,584,486

UniFirst Corp.	5,400	1,208,034

Total Commercial Services & Supplies		15,098,746

Communications Equipment – 0.7%

Juniper Networks, Inc.	855,402	21,667,333

Construction & Engineering – 0.4%

EMCOR Group, Inc.	14,168	1,589,083

Quanta Services, Inc.	40,763	3,586,329

See Notes to Financial Statements.

WisdomTree Trust	45

Schedule of Investments (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

March 31, 2021

Investments	Shares	Value

Valmont Industries, Inc.	25,178	$5,984,055

Total Construction & Engineering		11,159,467

Consumer Finance – 0.8%

OneMain Holdings, Inc.	332,784	17,877,156

SLM Corp.	354,936	6,378,200

Total Consumer Finance		24,255,356

Containers & Packaging – 2.5%

AptarGroup, Inc.	76,540	10,843,422

Graphic Packaging Holding Co.	354,401	6,435,922

Sealed Air Corp.	237,561	10,885,045

Silgan Holdings, Inc.	164,939	6,932,386

Sonoco Products Co.	300,649	19,031,082

WestRock Co.	382,905	19,930,205

Total Containers & Packaging		74,058,062

Diversified Consumer Services – 1.2%

H&R Block, Inc.	898,711	19,591,900

Service Corp. International	315,453	16,103,875

Total Diversified Consumer Services		35,695,775

Diversified Financial Services – 0.5%

Jefferies Financial Group, Inc.	362,405	10,908,391

Voya Financial, Inc.	64,069	4,077,351

Total Diversified Financial Services		14,985,742

Diversified Telecommunication Services – 0.4%

Cogent Communications Holdings, Inc.	166,413	11,442,558

Electric Utilities – 4.3%

ALLETE, Inc.	153,051	10,283,497

Hawaiian Electric Industries, Inc.(a)	277,728	12,339,455

IDACORP, Inc.	163,202	16,315,304

NRG Energy, Inc.	627,652	23,681,310

OGE Energy Corp.	711,645	23,028,832

Pinnacle West Capital Corp.	333,183	27,104,437

Portland General Electric Co.	249,242	11,831,518

Total Electric Utilities		124,584,353

Electrical Equipment – 1.2%

Acuity Brands, Inc.	12,006	1,980,990

EnerSys	27,628	2,508,623

Hubbell, Inc.	141,325	26,412,229

Regal Beloit Corp.	32,297	4,608,136

Vertiv Holdings Co.	13,790	275,800

Total Electrical Equipment		35,785,778

Electronic Equipment, Instruments & Components – 1.1%

Avnet, Inc.	185,357	7,694,169

Dolby Laboratories, Inc. Class A	65,525	6,468,628

Jabil, Inc.	92,498	4,824,696

Littelfuse, Inc.	13,363	3,533,712

National Instruments Corp.	243,915	10,533,469

Total Electronic Equipment, Instruments & Components		33,054,674

Equity Real Estate Investment Trusts (REITs) – 9.1%

Agree Realty Corp.	51,589	3,472,456

American Campus Communities, Inc.	136,187	5,879,193

American Homes 4 Rent Class A	71,659	2,389,111

Americold Realty Trust	125,842	4,841,142

Brixmor Property Group, Inc.	308,860	6,248,238

Camden Property Trust	71,079	7,812,293

CoreSite Realty Corp.	61,401	7,358,910

Corporate Office Properties Trust	47,729	1,256,705

Cousins Properties, Inc.	117,718	4,161,331

CubeSmart	271,252	10,261,463

CyrusOne, Inc.	90,794	6,148,570

Douglas Emmett, Inc.	151,555	4,758,827

EastGroup Properties, Inc.	33,982	4,868,941

Equity LifeStyle Properties, Inc.	92,337	5,876,327

First Industrial Realty Trust, Inc.	113,797	5,210,765

Gaming and Leisure Properties, Inc.	437,401	18,558,924

Healthcare Realty Trust, Inc.	203,867	6,181,247

Healthcare Trust of America, Inc. Class A	197,656	5,451,352

Highwoods Properties, Inc.	75,323	3,234,370

Hudson Pacific Properties, Inc.	45,399	1,231,675

Innovative Industrial Properties, Inc.	17,670	3,183,427

Iron Mountain, Inc.	451,267	16,701,392

JBG SMITH Properties	33,342	1,059,942

Kilroy Realty Corp.	90,636	5,948,441

Kimco Realty Corp.	290,384	5,444,700

Lamar Advertising Co. Class A	78,531	7,375,631

Lexington Realty Trust	405,005	4,499,605

Life Storage, Inc.	72,918	6,267,302

Medical Properties Trust, Inc.	736,779	15,678,657

National Health Investors, Inc.	65,639	4,744,387

National Retail Properties, Inc.	209,695	9,241,259

Physicians Realty Trust	252,224	4,456,798

PotlatchDeltic Corp.	86,388	4,571,653

PS Business Parks, Inc.	13,858	2,142,170

QTS Realty Trust, Inc. Class A	53,495	3,318,830

Rayonier, Inc.	77,266	2,491,828

Rexford Industrial Realty, Inc.	83,491	4,207,946

Sabra Health Care REIT, Inc.	299,013	5,190,866

Safehold, Inc.	22,824	1,599,962

SL Green Realty Corp.	65,269	4,568,177

Spirit Realty Capital, Inc.	158,710	6,745,175

STAG Industrial, Inc.	172,160	5,786,298

STORE Capital Corp.	267,680	8,967,280

Terreno Realty Corp.	58,059	3,354,068

UDR, Inc.	255,838	11,221,055

Total Equity Real Estate Investment Trusts (REITs)		263,968,689

Food & Staples Retailing – 0.8%

Albertsons Cos., Inc. Class A(a)	879,571	16,773,419

Casey’s General Stores, Inc.	28,460	6,152,767

Total Food & Staples Retailing		22,926,186

Food Products – 1.9%

Flowers Foods, Inc.	802,936	19,109,877

Ingredion, Inc.	151,424	13,616,046

J&J Snack Foods Corp.	20,148	3,163,841

Lamb Weston Holdings, Inc.	122,791	9,513,847

See Notes to Financial Statements.

46	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

March 31, 2021

Investments	Shares	Value

Lancaster Colony Corp.	33,739	$5,916,471

Sanderson Farms, Inc.	19,262	3,000,634

Seaboard Corp.	183	675,268

Total Food Products		54,995,984

Gas Utilities – 2.6%

National Fuel Gas Co.	270,335	13,514,046

New Jersey Resources Corp.	275,584	10,987,534

ONE Gas, Inc.	101,013	7,768,910

Southwest Gas Holdings, Inc.	144,186	9,907,020

Spire, Inc.	148,582	10,978,724

UGI Corp.	552,881	22,673,650

Total Gas Utilities		75,829,884

Health Care Equipment & Supplies – 0.5%

CONMED Corp.	15,950	2,082,911

Dentsply Sirona, Inc.	116,309	7,421,677

Hill-Rom Holdings, Inc.	43,128	4,764,781

Total Health Care Equipment & Supplies		14,269,369

Health Care Providers & Services – 0.6%

Chemed Corp.	4,849	2,229,667

Encompass Health Corp.	94,008	7,699,255

Ensign Group, Inc. (The)	19,245	1,805,951

Premier, Inc. Class A	181,552	6,145,535

Total Health Care Providers & Services		17,880,408

Hotels, Restaurants & Leisure – 0.9%

Churchill Downs, Inc.(a)	16,511	3,754,932

Travel + Leisure Co.	182,121	11,138,520

Wendy’s Co. (The)	262,977	5,327,914

Wingstop, Inc.	2,691	342,215

Wyndham Hotels & Resorts, Inc.	69,081	4,820,472

Total Hotels, Restaurants & Leisure		25,384,053

Household Durables – 2.5%

KB Home	112,352	5,227,738

Leggett & Platt, Inc.	367,006	16,753,824

MDC Holdings, Inc.	165,075	9,805,455

Newell Brands, Inc.	1,352,247	36,213,175

Toll Brothers, Inc.	89,480	5,076,200

Total Household Durables		73,076,392

Household Products – 1.1%

Energizer Holdings, Inc.(a)	136,696	6,487,592

Reynolds Consumer Products, Inc.(a)	439,538	13,089,442

Spectrum Brands Holdings, Inc.	73,058	6,209,930

WD-40 Co.	15,686	4,802,739

Total Household Products		30,589,703

Independent Power & Renewable Electricity Producers – 1.2%

Clearway Energy, Inc. Class C(a)	511,559	14,395,270

Ormat Technologies, Inc.	22,882	1,796,924

Vistra Corp.	1,026,990	18,157,183

Total Independent Power & Renewable Electricity Producers		34,349,377

Industrial Conglomerates – 0.3%

Carlisle Cos., Inc.	50,837	8,366,753

Insurance – 6.8%

American Financial Group, Inc.	117,866	13,448,511

Assurant, Inc.	69,914	9,911,708

CNA Financial Corp.	637,726	28,461,711

CNO Financial Group, Inc.	257,671	6,258,828

Erie Indemnity Co. Class A	68,161	15,057,446

Fidelity National Financial, Inc.	671,609	27,307,622

First American Financial Corp.	238,018	13,483,720

Globe Life, Inc.	49,413	4,774,778

Hanover Insurance Group, Inc. (The)	73,711	9,542,626

Kemper Corp.	89,239	7,114,133

Kinsale Capital Group, Inc.	3,272	539,226

Old Republic International Corp.	812,395	17,742,707

Primerica, Inc.	41,367	6,114,870

Reinsurance Group of America, Inc.	95,553	12,044,456

RLI Corp.	37,957	4,234,862

Selective Insurance Group, Inc.	57,246	4,152,625

Unum Group	595,154	16,563,136

Total Insurance		196,752,965

IT Services – 1.6%

Alliance Data Systems Corp.	15,213	1,705,225

MAXIMUS, Inc.	66,444	5,916,174

Perspecta, Inc.	138,632	4,027,259

TTEC Holdings, Inc.	57,260	5,751,767

Western Union Co. (The)	1,188,057	29,297,486

Total IT Services		46,697,911

Leisure Products – 1.1%

Acushnet Holdings Corp.	84,043	3,473,497

Brunswick Corp.	122,837	11,714,965

Polaris, Inc.	116,225	15,516,037

Total Leisure Products		30,704,499

Life Sciences Tools & Services – 0.1%

Bruker Corp.	48,823	3,138,342

Machinery – 5.0%

AGCO Corp.	56,529	8,120,391

Allison Transmission Holdings, Inc.	126,879	5,180,470

Altra Industrial Motion Corp.	25,098	1,388,421

Crane Co.	92,488	8,685,548

Donaldson Co., Inc.	204,999	11,922,742

Flowserve Corp.	197,972	7,683,293

Franklin Electric Co., Inc.	42,439	3,350,135

Hillenbrand, Inc.	116,654	5,565,562

ITT, Inc.	79,475	7,225,072

John Bean Technologies Corp.	7,741	1,032,185

Kennametal, Inc.	123,029	4,917,469

Lincoln Electric Holdings, Inc.	107,460	13,211,132

Oshkosh Corp.	73,420	8,712,017

Rexnord Corp.	106,500	5,015,085

Snap-on, Inc.	104,890	24,202,319

Timken Co. (The)	123,827	10,051,038

Toro Co. (The)	125,395	12,933,240

Watts Water Technologies, Inc. Class A	22,609	2,686,175

See Notes to Financial Statements.

WisdomTree Trust	47

Schedule of Investments (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

March 31, 2021

Investments	Shares	Value

Woodward, Inc.	20,698	$2,496,800

Total Machinery		144,379,094

Media – 2.3%

Interpublic Group of Cos., Inc. (The)	1,181,700	34,505,640

New York Times Co. (The) Class A	83,052	4,204,092

News Corp. Class A	463,419	11,784,745

Nexstar Media Group, Inc. Class A	66,417	9,326,940

TEGNA, Inc.	299,957	5,648,190

Total Media		65,469,607

Metals & Mining – 1.9%

Reliance Steel & Aluminum Co.	140,116	21,338,266

Royal Gold, Inc.	50,784	5,465,374

Steel Dynamics, Inc.	383,139	19,448,136

United States Steel Corp.	47,355	1,239,280

Worthington Industries, Inc.	111,821	7,502,071

Total Metals & Mining		54,993,127

Multi-Utilities – 2.4%

Black Hills Corp.(a)	170,220	11,365,589

MDU Resources Group, Inc.	733,364	23,181,636

NiSource, Inc.	999,358	24,094,521

NorthWestern Corp.	152,853	9,966,016

Total Multi-Utilities		68,607,762

Oil, Gas & Consumable Fuels – 3.8%

Antero Midstream Corp.(a)	4,894,659	44,198,771

APA Corp.	122,258	2,188,418

Cabot Oil & Gas Corp.(a)	669,443	12,572,140

Cimarex Energy Co.	165,996	9,858,502

Diamondback Energy, Inc.	336,869	24,756,503

Marathon Oil Corp.	945,443	10,097,331

Targa Resources Corp.	171,985	5,460,524

Total Oil, Gas & Consumable Fuels		109,132,189

Paper & Forest Products – 0.3%

Louisiana-Pacific Corp.	175,042	9,707,829

Professional Services – 2.0%

CoreLogic, Inc.	140,096	11,102,608

Exponent, Inc.	48,049	4,682,375

Insperity, Inc.	75,048	6,284,520

KBR, Inc.	150,109	5,762,684

ManpowerGroup, Inc.	104,978	10,382,324

Robert Half International, Inc.	172,389	13,458,409

Science Applications International Corp.	62,235	5,202,224

Total Professional Services		56,875,144

Road & Rail – 0.9%

Knight-Swift Transportation Holdings, Inc.	93,279	4,485,787

Landstar System, Inc.	24,583	4,057,670

Ryder System, Inc.	207,408	15,690,415

Werner Enterprises, Inc.	65,657	3,097,041

Total Road & Rail		27,330,913

Semiconductors & Semiconductor Equipment – 0.8%

Amkor Technology, Inc.	189,085	4,483,205

Brooks Automation, Inc.	37,036	3,023,989

CMC Materials, Inc.	25,315	4,475,439

MKS Instruments, Inc.	32,056	5,943,824

Power Integrations, Inc.	38,216	3,113,840

Universal Display Corp.	8,578	2,031,013

Total Semiconductors & Semiconductor Equipment		23,071,310

Software – 1.0%

CDK Global, Inc.	101,492	5,486,658

NortonLifeLock, Inc.	1,073,598	22,824,693

Pegasystems, Inc.	10,337	1,181,933

Total Software		29,493,284

Specialty Retail – 2.6%

Advance Auto Parts, Inc.	30,354	5,569,656

Dick’s Sporting Goods, Inc.(a)	166,921	12,711,034

Foot Locker, Inc.	105,005	5,906,531

Lithia Motors, Inc. Class A	12,615	4,920,985

Murphy USA, Inc.	24,686	3,568,608

Penske Automotive Group, Inc.	166,292	13,343,270

Williams-Sonoma, Inc.	165,509	29,659,213

Total Specialty Retail		75,679,297

Technology Hardware, Storage & Peripherals – 0.5%

Xerox Holdings Corp.	621,252	15,077,786

Textiles, Apparel & Luxury Goods – 0.7%

Hanesbrands, Inc.(a)	1,066,826	20,984,467

Thrifts & Mortgage Finance – 2.1%

MGIC Investment Corp.	396,664	5,493,796

New York Community Bancorp, Inc.	1,845,022	23,284,178

PennyMac Financial Services, Inc.(a)	64,310	4,300,410

Radian Group, Inc.	296,269	6,888,254

TFS Financial Corp.	1,055,024	21,490,839

Total Thrifts & Mortgage Finance		61,457,477

Trading Companies & Distributors – 2.0%

Air Lease Corp.	120,558	5,907,342

Applied Industrial Technologies, Inc.	68,118	6,210,318

GATX Corp.	55,690	5,164,691

MSC Industrial Direct Co., Inc. Class A	114,698	10,344,613

Watsco, Inc.	113,139	29,500,994

Total Trading Companies & Distributors		57,127,958

Water Utilities – 0.7%

American States Water Co.	67,754	5,123,557

Essential Utilities, Inc.	367,410	16,441,598

Total Water Utilities		21,565,155
TOTAL COMMON STOCKS (Cost: $2,397,321,761)		2,886,717,276

EXCHANGE-TRADED FUND – 0.4%

United States – 0.4%

WisdomTree U.S. LargeCap Dividend Fund(a)(b) (Cost: $10,991,484)	108,310	12,420,991

See Notes to Financial Statements.

48	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree U.S. MidCap Dividend Fund (DON)

March 31, 2021

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%

United States – 0.4%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c)
(Cost: $10,426,767)	10,426,767	$10,426,767

TOTAL INVESTMENTS IN SECURITIES – 100.2% (Cost: $2,418,740,012)		2,909,565,034

Other Assets less Liabilities – (0.2)%		(5,070,675)

NET ASSETS – 100.0%		$2,904,494,359

(a)

Security, or portion thereof, was on loan at March 31, 2021 (See Note 2). At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $38,109,127 and the total market value of the collateral held by the Fund was $39,841,946. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $29,415,179.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2021 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2021	Dividend Income
WisdomTree U.S. LargeCap Dividend Fund	$8,731,483	$45,965,443	$45,053,432	$1,232,890	$1,544,607	$12,420,991	$308,467

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,886,717,276	$—	$—	$2,886,717,276
Exchange-Traded Fund	12,420,991	—	—	12,420,991
Investment of Cash Collateral for Securities Loaned	—	10,426,767	—	10,426,767
Total Investments in Securities	$2,899,138,267	$10,426,767	$—	$2,909,565,034

See Notes to Financial Statements.

WisdomTree Trust	49

Schedule of Investments

WisdomTree U.S. MidCap Fund (EZM)

March 31, 2021

Investments	Shares	Value

COMMON STOCKS – 99.6%

United States – 99.6%

Aerospace & Defense – 1.9%

Aerojet Rocketdyne Holdings, Inc.	22,938	$1,077,168

BWX Technologies, Inc.	31,174	2,055,613

Curtiss-Wright Corp.	16,688	1,979,197

Hexcel Corp.	15,648	876,288

Huntington Ingalls Industries, Inc.	21,656	4,457,887

Kratos Defense & Security Solutions, Inc.*(a)	11,535	314,675

Mercury Systems, Inc.*	7,872	556,157

Moog, Inc. Class A	14,504	1,206,008

Parsons Corp.*(a)	17,579	710,895

Total Aerospace & Defense		13,233,888

Auto Components – 0.6%

Dana, Inc.	30,387	739,316

Dorman Products, Inc.*	7,090	727,718

Fox Factory Holding Corp.*	7,525	956,126

LCI Industries	8,205	1,085,357

Visteon Corp.*	3,176	387,313

Total Auto Components		3,895,830

Automobiles – 0.5%

Harley-Davidson, Inc.	30,493	1,222,769

Thor Industries, Inc.	16,846	2,269,830

Total Automobiles		3,492,599

Banks – 10.9%

Ameris Bancorp	28,540	1,498,635

Associated Banc-Corp.	19,709	420,590

Atlantic Union Bankshares Corp.	14,964	574,019

BancorpSouth Bank	33,156	1,076,907

Bank of Hawaii Corp.	7,747	693,279

Bank OZK	54,138	2,211,537

BankUnited, Inc.	26,136	1,148,677

BOK Financial Corp.	30,733	2,745,072

Cathay General Bancorp	29,512	1,203,499

Columbia Banking System, Inc.	11,348	488,985

Commerce Bancshares, Inc.	25,408	1,946,507

Community Bank System, Inc.	9,572	734,364

Cullen/Frost Bankers, Inc.	20,159	2,192,493

CVB Financial Corp.	32,999	728,948

East West Bancorp, Inc.	67,841	5,006,666

First Citizens BancShares, Inc. Class A	4,396	3,674,045

First Financial Bankshares, Inc.	20,376	952,170

First Hawaiian, Inc.	34,006	930,744

First Horizon Corp.	283,582	4,795,372

Glacier Bancorp, Inc.	28,578	1,631,232

Hilltop Holdings, Inc.	69,934	2,386,847

Home BancShares, Inc.	45,774	1,238,187

Independent Bank Corp.	5,153	433,831

Independent Bank Group, Inc.	15,042	1,086,634

Investors Bancorp, Inc.	83,097	1,220,695

Old National Bancorp	51,140	989,048

Pacific Premier Bancorp, Inc.	9,342	405,816

People’s United Financial, Inc.	220,490	3,946,771

Pinnacle Financial Partners, Inc.	23,288	2,064,714

Prosperity Bancshares, Inc.	44,183	3,308,865

Signature Bank	22,933	5,185,151

Simmons First National Corp. Class A	64,543	1,914,991

Sterling Bancorp	62,637	1,441,904

Synovus Financial Corp.	66,466	3,040,820

Texas Capital Bancshares, Inc.*	5,195	368,429

UMB Financial Corp.	11,581	1,069,274

Umpqua Holdings Corp.	37,937	665,794

United Bankshares, Inc.	39,305	1,516,387

Valley National Bancorp	202,882	2,787,599

Webster Financial Corp.	27,640	1,523,240

Western Alliance Bancorp	42,865	4,048,171

Wintrust Financial Corp.	20,421	1,547,912

Total Banks		76,844,821

Beverages – 0.2%

Celsius Holdings, Inc.*(a)	6,700	321,935

National Beverage Corp.(a)	25,921	1,267,796

Total Beverages		1,589,731

Biotechnology – 1.9%

Arena Pharmaceuticals, Inc.*	43,139	2,993,415

Blueprint Medicines Corp.*	21,138	2,055,248

Emergent BioSolutions, Inc.*	17,223	1,600,189

Exelixis, Inc.*	63,724	1,439,525

Halozyme Therapeutics, Inc.*(a)	13,359	556,936

Ionis Pharmaceuticals, Inc.*	16,078	722,867

United Therapeutics Corp.*	22,755	3,806,229

Total Biotechnology		13,174,409

Building Products – 2.4%

AAON, Inc.(a)	10,310	721,803

Advanced Drainage Systems, Inc.	37,069	3,832,564

Armstrong World Industries, Inc.	12,960	1,167,566

Builders FirstSource, Inc.*	71,373	3,309,566

Gibraltar Industries, Inc.*	10,498	960,672

JELD-WEN Holding, Inc.*	25,765	713,433

Resideo Technologies, Inc.*	83,720	2,365,090

Simpson Manufacturing Co., Inc.	14,659	1,520,578

UFP Industries, Inc.	29,637	2,247,670

Total Building Products		16,838,942

Capital Markets – 2.8%

Affiliated Managers Group, Inc.	5,858	873,018

Artisan Partners Asset Management, Inc. Class A	13,467	702,573

Cohen & Steers, Inc.	5,568	363,758

Evercore, Inc. Class A	13,515	1,780,466

Federated Hermes, Inc. Class B	52,154	1,632,420

Hamilton Lane, Inc. Class A	3,397	300,838

Houlihan Lokey, Inc.	11,142	741,055

Interactive Brokers Group, Inc. Class A	13,907	1,015,767

LPL Financial Holdings, Inc.	35,934	5,108,378

Moelis & Co. Class A	5,126	281,315

Stifel Financial Corp.	46,085	2,952,205

Tradeweb Markets, Inc. Class A	8,844	654,456

See Notes to Financial Statements.

50	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. MidCap Fund (EZM)

March 31, 2021

Investments	Shares	Value

Virtu Financial, Inc. Class A	113,948	$3,538,085

Total Capital Markets		19,944,334

Chemicals – 2.2%

Ashland Global Holdings, Inc.	10,778	956,763

Avient Corp.	12,482	590,024

Balchem Corp.	6,004	752,962

Cabot Corp.	22,722	1,191,542

Chemours Co. (The)	25,765	719,101

Element Solutions, Inc.	77,151	1,411,092

H.B. Fuller Co.(a)	17,241	1,084,631

Ingevity Corp.*	20,108	1,518,757

Livent Corp.*(a)	14,079	243,848

NewMarket Corp.	4,034	1,533,565

Quaker Chemical Corp.	2,240	546,045

Sensient Technologies Corp.	9,198	717,444

Stepan Co.	7,972	1,013,321

Valvoline, Inc.	92,437	2,409,833

W.R. Grace & Co.	16,017	958,778

Total Chemicals		15,647,706

Commercial Services & Supplies – 1.4%

ABM Industries, Inc.	28,275	1,442,308

Brady Corp. Class A	18,741	1,001,706

Brink’s Co. (The)	8,776	695,322

Casella Waste Systems, Inc. Class A*	7,030	446,897

Clean Harbors, Inc.*	9,915	833,455

Herman Miller, Inc.	36,814	1,514,896

MSA Safety, Inc.	7,556	1,133,551

Stericycle, Inc.*	9,768	659,438

Tetra Tech, Inc.	11,026	1,496,449

UniFirst Corp.	4,612	1,031,751

Total Commercial Services & Supplies		10,255,773

Communications Equipment – 1.2%

Ciena Corp.*	59,660	3,264,595

Juniper Networks, Inc.	119,506	3,027,087

Lumentum Holdings, Inc.*(a)	15,477	1,413,824

ViaSat, Inc.*	7,308	351,296

Viavi Solutions, Inc.*	31,813	499,464

Total Communications Equipment		8,556,266

Construction & Engineering – 1.3%

Arcosa, Inc.	17,047	1,109,589

EMCOR Group, Inc.	25,143	2,820,039

MasTec, Inc.*(a)	30,157	2,825,711

Valmont Industries, Inc.	7,369	1,751,390

WillScot Mobile Mini Holdings Corp.*(a)	23,705	657,814

Total Construction & Engineering		9,164,543

Construction Materials – 0.5%

Eagle Materials, Inc.	18,885	2,538,333

Summit Materials, Inc. Class A*	33,841	948,225

Total Construction Materials		3,486,558

Consumer Finance – 2.0%

Credit Acceptance Corp.*(a)	7,020	2,528,815

FirstCash, Inc.	6,449	423,506

Green Dot Corp. Class A*	5,277	241,634

OneMain Holdings, Inc.	87,331	4,691,421

Prog Holdings, Inc.	19,871	860,215

SLM Corp.	295,244	5,305,535

Total Consumer Finance		14,051,126

Containers & Packaging – 2.7%

Berry Global Group, Inc.*	86,076	5,285,066

Graphic Packaging Holding Co.	143,344	2,603,127

Greif, Inc. Class A	30,810	1,756,170

Sealed Air Corp.	77,883	3,568,599

Silgan Holdings, Inc.	82,420	3,464,113

Sonoco Products Co.	38,277	2,422,934

Total Containers & Packaging		19,100,009

Diversified Consumer Services – 1.1%

frontdoor, Inc.*	20,554	1,104,777

Grand Canyon Education, Inc.*	19,656	2,105,158

H&R Block, Inc.	148,543	3,238,237

Strategic Education, Inc.	9,927	912,391

Terminix Global Holdings, Inc.*	15,640	745,559

Total Diversified Consumer Services		8,106,122

Diversified Financial Services – 0.5%

Jefferies Financial Group, Inc.	129,245	3,890,274

Diversified Telecommunication Services – 0.1%

Cogent Communications Holdings, Inc.	6,047	415,792

Electric Utilities – 0.9%

ALLETE, Inc.	17,722	1,190,741

Hawaiian Electric Industries, Inc.	39,048	1,734,903

IDACORP, Inc.	15,016	1,501,150

MGE Energy, Inc.	8,431	601,889

Portland General Electric Co.	24,292	1,153,141

Total Electric Utilities		6,181,824

Electrical Equipment – 1.2%

Acuity Brands, Inc.	16,361	2,699,565

EnerSys	12,394	1,125,375

GrafTech International Ltd.	203,838	2,492,939

Regal Beloit Corp.	11,897	1,697,464

Vicor Corp.*	3,223	274,052

Total Electrical Equipment		8,289,395

Electronic Equipment, Instruments & Components – 2.8%

Arrow Electronics, Inc.*	46,401	5,142,159

Avnet, Inc.	17,985	746,557

Badger Meter, Inc.(a)	4,985	463,954

Coherent, Inc.*	2,284	577,601

Dolby Laboratories, Inc. Class A	15,135	1,494,127

II-VI, Inc.*(a)	10,466	715,560

Insight Enterprises, Inc.*(a)	17,969	1,714,602

Itron, Inc.*	4,684	415,237

Jabil, Inc.	70,794	3,692,615

Littelfuse, Inc.	3,891	1,028,936

National Instruments Corp.	17,246	744,769

See Notes to Financial Statements.

WisdomTree Trust	51

Schedule of Investments (continued)

WisdomTree U.S. MidCap Fund (EZM)

March 31, 2021

Investments	Shares	Value

Plexus Corp.*	12,543	$1,151,949

Rogers Corp.*	3,158	594,367

Vishay Intertechnology, Inc.	55,358	1,333,021

Total Electronic Equipment, Instruments & Components		19,815,454

Entertainment – 0.1%

Madison Square Garden Sports Corp. Class A*	2,605	467,493

Equity Real Estate Investment Trusts (REITs) – 4.9%

Agree Realty Corp.	10,401	700,091

American Campus Communities, Inc.	13,332	575,542

Brixmor Property Group, Inc.	76,267	1,542,881

CoreSite Realty Corp.	5,593	670,321

Corporate Office Properties Trust	27,531	724,891

Cousins Properties, Inc.	59,833	2,115,097

CubeSmart	40,291	1,524,209

Douglas Emmett, Inc.	18,155	570,067

EastGroup Properties, Inc.	5,523	791,336

Essential Properties Realty Trust, Inc.	22,516	514,040

First Industrial Realty Trust, Inc.	19,485	892,218

Healthcare Realty Trust, Inc.	14,292	433,333

Healthcare Trust of America, Inc. Class A	23,302	642,669

Highwoods Properties, Inc.	31,276	1,342,992

Hudson Pacific Properties, Inc.	16,288	441,893

Innovative Industrial Properties, Inc.	2,777	500,304

JBG SMITH Properties	17,549	557,883

Kilroy Realty Corp.	18,928	1,242,245

Kimco Realty Corp.	98,354	1,844,138

Lamar Advertising Co. Class A	23,435	2,201,015

Lexington Realty Trust	34,387	382,040

Life Storage, Inc.	14,785	1,270,771

National Health Investors, Inc.	18,940	1,368,983

National Retail Properties, Inc.	45,528	2,006,419

National Storage Affiliates Trust	9,915	395,906

Physicians Realty Trust	25,088	443,305

PotlatchDeltic Corp.	18,772	993,414

PS Business Parks, Inc.	5,446	841,843

QTS Realty Trust, Inc. Class A	6,861	425,656

Rayonier, Inc.	14,501	467,657

Rexford Industrial Realty, Inc.	13,351	672,890

Sabra Health Care REIT, Inc.	51,199	888,815

Safehold, Inc.	7,057	494,696

SL Green Realty Corp.	22,982	1,608,510

Spirit Realty Capital, Inc.	14,295	607,538

STAG Industrial, Inc.	17,456	586,696

Terreno Realty Corp.	8,477	489,716

Weingarten Realty Investors	25,603	688,977

Total Equity Real Estate Investment Trusts (REITs)		34,460,997

Food & Staples Retailing – 1.3%

BJ’s Wholesale Club Holdings, Inc.*(a)	70,219	3,150,024

Casey’s General Stores, Inc.	12,175	2,632,113

Grocery Outlet Holding Corp.*	10,038	370,302

PriceSmart, Inc.	7,492	724,851

Sprouts Farmers Market, Inc.*	93,309	2,483,886

Total Food & Staples Retailing		9,361,176

Food Products – 1.8%

Flowers Foods, Inc.	73,155	1,741,089

Freshpet, Inc.*	4,371	694,158

Hain Celestial Group, Inc. (The)*	17,490	762,564

Ingredion, Inc.	33,716	3,031,743

J&J Snack Foods Corp.	1,958	307,465

Lancaster Colony Corp.	6,093	1,068,468

Pilgrim’s Pride Corp.*	74,483	1,771,951

Post Holdings, Inc.*	15,045	1,590,557

TreeHouse Foods, Inc.*(a)	34,886	1,822,445

Total Food Products		12,790,440

Gas Utilities – 1.9%

National Fuel Gas Co.	44,369	2,218,006

New Jersey Resources Corp.	27,305	1,088,650

ONE Gas, Inc.	16,279	1,252,018

South Jersey Industries, Inc.	40,326	910,561

Southwest Gas Holdings, Inc.	24,709	1,697,755

Spire, Inc.	18,981	1,402,506

UGI Corp.	120,440	4,939,245

Total Gas Utilities		13,508,741

Health Care Equipment & Supplies – 1.6%

Cantel Medical Corp.*	5,787	462,034

CONMED Corp.	2,963	386,938

Envista Holdings Corp.*(a)	51,642	2,106,994

Globus Medical, Inc. Class A*	14,040	865,847

Haemonetics Corp.*	6,669	740,326

Hill-Rom Holdings, Inc.	20,136	2,224,625

ICU Medical, Inc.*	4,803	986,728

Inari Medical, Inc.*	5,248	561,536

Integer Holdings Corp.*	8,094	745,457

Integra LifeSciences Holdings Corp.*	13,221	913,439

Merit Medical Systems, Inc.*(a)	6,044	361,915

Neogen Corp.*	6,675	593,341

STAAR Surgical Co.*(a)	4,345	458,006

Total Health Care Equipment & Supplies		11,407,186

Health Care Providers & Services – 1.8%

Acadia Healthcare Co., Inc.*	29,265	1,672,202

AMN Healthcare Services, Inc.*	14,226	1,048,456

Ensign Group, Inc. (The)	14,041	1,317,607

HealthEquity, Inc.*(a)	8,942	608,056

LHC Group, Inc.*	3,929	751,264

Patterson Cos., Inc.	27,077	865,110

Premier, Inc. Class A	41,374	1,400,510

Progyny, Inc.*	8,021	357,015

R1 RCM, Inc.*	19,851	489,923

Select Medical Holdings Corp.*	62,869	2,143,833

Tenet Healthcare Corp.*	39,833	2,071,316

Total Health Care Providers & Services		12,725,292

Health Care Technology – 0.2%

HMS Holdings Corp.*	14,648	541,610

Omnicell, Inc.*(a)	4,048	525,714

Total Health Care Technology		1,067,324

See Notes to Financial Statements.

52	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. MidCap Fund (EZM)

March 31, 2021

Investments	Shares	Value

Hotels, Restaurants & Leisure – 1.3%

Brinker International, Inc.	6,332	$449,952

Choice Hotels International, Inc.	8,111	870,229

Churchill Downs, Inc.	3,861	878,069

Hilton Grand Vacations, Inc.*	8,998	337,335

Hyatt Hotels Corp. Class A	16,114	1,332,628

Marriott Vacations Worldwide Corp.	4,530	789,035

Papa John’s International, Inc.	3,946	349,773

Texas Roadhouse, Inc.	7,198	690,576

Travel + Leisure Co.	8,950	547,382

Wendy’s Co. (The)	38,730	784,670

Wingstop, Inc.	3,074	390,921

Wyndham Hotels & Resorts, Inc.	20,422	1,425,047

Total Hotels, Restaurants & Leisure		8,845,617

Household Durables – 4.0%

Installed Building Products, Inc.	7,681	851,669

iRobot Corp.*(a)	8,645	1,056,246

KB Home	80,517	3,746,456

Leggett & Platt, Inc.	44,334	2,023,847

LGI Homes, Inc.*(a)	14,923	2,228,153

MDC Holdings, Inc.	52,886	3,141,429

Meritage Homes Corp.*	30,076	2,764,586

Sonos, Inc.*	12,688	475,419

Taylor Morrison Home Corp. Class A*	62,798	1,934,807

Tempur Sealy International, Inc.	53,231	1,946,125

Toll Brothers, Inc.	67,183	3,811,292

TopBuild Corp.*	9,870	2,067,074

Tri Pointe Homes, Inc.*	118,145	2,405,432

Total Household Durables		28,452,535

Household Products – 0.8%

Energizer Holdings, Inc.	31,440	1,492,142

Reynolds Consumer Products, Inc.	80,702	2,403,306

Spectrum Brands Holdings, Inc.	17,779	1,511,215

WD-40 Co.	1,979	605,930

Total Household Products		6,012,593

Independent Power & Renewable Electricity Producers – 0.2%

Clearway Energy, Inc. Class C	18,610	523,686

Ormat Technologies, Inc.	7,106	558,034

Total Independent Power & Renewable Electricity Producers		1,081,720

Insurance – 4.4%

American Equity Investment Life Holding Co.	83,587	2,635,498

American National Group, Inc.	14,089	1,519,780

CNO Financial Group, Inc.	51,790	1,257,979

First American Financial Corp.	84,181	4,768,854

Genworth Financial, Inc. Class A*	363,961	1,208,351

Goosehead Insurance, Inc. Class A	1,930	206,857

Hanover Insurance Group, Inc. (The)	13,981	1,809,980

Kemper Corp.	32,673	2,604,692

Kinsale Capital Group, Inc.	2,402	395,850

Mercury General Corp.	24,908	1,514,656

Old Republic International Corp.	188,569	4,118,347

Primerica, Inc.	15,513	2,293,132

RLI Corp.	4,662	520,139

Selective Insurance Group, Inc.	13,634	989,010

Selectquote, Inc.*	15,542	458,644

Unum Group	182,507	5,079,170

Total Insurance		31,380,939

Interactive Media & Services – 0.1%

Cargurus, Inc.*	20,633	491,684

Internet & Direct Marketing Retail – 0.3%

Overstock.com, Inc.*	5,438	360,322

Shutterstock, Inc.	7,079	630,314

Stamps.com, Inc.*	5,140	1,025,481

Total Internet & Direct Marketing Retail		2,016,117

IT Services – 2.2%

Alliance Data Systems Corp.	44,991	5,043,041

DXC Technology Co.	145,158	4,537,639

Euronet Worldwide, Inc.*	7,176	992,441

ExlService Holdings, Inc.*	6,891	621,293

MAXIMUS, Inc.	21,656	1,928,250

Perspecta, Inc.	30,456	884,747

TTEC Holdings, Inc.	13,707	1,376,868

Total IT Services		15,384,279

Leisure Products – 1.3%

Acushnet Holdings Corp.	21,966	907,855

Brunswick Corp.	33,549	3,199,568

Mattel, Inc.*	37,768	752,339

Polaris, Inc.	23,867	3,186,244

YETI Holdings, Inc.*(a)	11,544	833,592

Total Leisure Products		8,879,598

Life Sciences Tools & Services – 0.6%

Medpace Holdings, Inc.*	6,535	1,072,067

PRA Health Sciences, Inc.*	11,823	1,812,821

Syneos Health, Inc.*	21,123	1,602,179

Total Life Sciences Tools & Services		4,487,067

Machinery – 5.4%

AGCO Corp.	31,535	4,530,003

Albany International Corp. Class A	12,338	1,029,853

Allison Transmission Holdings, Inc.	51,689	2,110,462

Altra Industrial Motion Corp.	17,611	974,241

Barnes Group, Inc.	16,513	818,054

Chart Industries, Inc.*	4,590	653,386

Colfax Corp.*(a)	18,414	806,717

Crane Co.	23,476	2,204,631

Donaldson Co., Inc.	32,394	1,884,035

ESCO Technologies, Inc.	5,872	639,402

Evoqua Water Technologies Corp.*	33,658	885,205

Flowserve Corp.	38,185	1,481,960

Franklin Electric Co., Inc.	11,105	876,629

Hillenbrand, Inc.	35,080	1,673,667

ITT, Inc.	13,884	1,262,194

John Bean Technologies Corp.	8,959	1,194,593

Kennametal, Inc.	17,704	707,629

See Notes to Financial Statements.

WisdomTree Trust	53

Schedule of Investments (continued)

WisdomTree U.S. MidCap Fund (EZM)

March 31, 2021

Investments	Shares	Value

Lincoln Electric Holdings, Inc.	13,553	$1,666,206

Oshkosh Corp.	26,269	3,117,080

Proto Labs, Inc.*	3,289	400,436

RBC Bearings, Inc.*	4,768	938,199

Rexnord Corp.	32,905	1,549,496

SPX Corp.*	15,482	902,136

SPX FLOW, Inc.	7,203	456,166

Timken Co. (The)	29,075	2,360,018

Trinity Industries, Inc.	17,626	502,165

Watts Water Technologies, Inc. Class A	8,320	988,499

Woodward, Inc.	14,602	1,761,439

Total Machinery		38,374,501

Marine – 0.2%

Kirby Corp.*	9,629	580,436

Matson, Inc.	16,175	1,078,873

Total Marine		1,659,309

Media – 1.3%

Liberty Broadband Corp. Class C*	1	150

New York Times Co. (The) Class A	20,695	1,047,581

Nexstar Media Group, Inc. Class A	35,426	4,974,873

TEGNA, Inc.	166,344	3,132,258

Total Media		9,154,862

Metals & Mining – 1.7%

Arconic Corp.*	39,132	993,561

Commercial Metals Co.	101,962	3,144,508

Compass Minerals International, Inc.	11,862	743,985

Hecla Mining Co.	52,303	297,604

Reliance Steel & Aluminum Co.	27,480	4,184,929

Royal Gold, Inc.	12,993	1,398,307

Worthington Industries, Inc.	22,761	1,527,036

Total Metals & Mining		12,289,930

Multi-Utilities – 1.0%

Avista Corp.	18,662	891,111

Black Hills Corp.	26,437	1,765,198

MDU Resources Group, Inc.	101,236	3,200,070

NorthWestern Corp.	20,834	1,358,377

Total Multi-Utilities		7,214,756

Multiline Retail – 0.2%

Ollie’s Bargain Outlet Holdings, Inc.*(a)	18,414	1,602,018

Oil, Gas & Consumable Fuels – 1.9%

APA Corp.	31,572	565,139

Cabot Oil & Gas Corp.(a)	86,785	1,629,822

Cimarex Energy Co.	17,128	1,017,232

Diamondback Energy, Inc.	71,446	5,250,567

Equitrans Midstream Corp.	326,733	2,666,141

Renewable Energy Group, Inc.*(a)	34,420	2,273,097

Total Oil, Gas & Consumable Fuels		13,401,998

Paper & Forest Products – 0.4%

Louisiana-Pacific Corp.	48,641	2,697,630

Personal Products – 0.3%

Medifast, Inc.	3,980	843,044

Nu Skin Enterprises, Inc. Class A	22,116	1,169,715

Total Personal Products		2,012,759

Pharmaceuticals – 0.2%

Corcept Therapeutics, Inc.*(a)	32,474	772,556

Pacira BioSciences, Inc.*	5,117	358,651

Total Pharmaceuticals		1,131,207

Professional Services – 2.9%

ASGN, Inc.*	17,473	1,667,623

CACI International, Inc. Class A*	11,005	2,714,493

CoreLogic, Inc.	16,216	1,285,118

Exponent, Inc.	6,927	675,036

FTI Consulting, Inc.*	12,522	1,754,457

Insperity, Inc.	13,779	1,153,854

KBR, Inc.	63,106	2,422,639

Korn Ferry	18,365	1,145,425

ManpowerGroup, Inc.	11,544	1,141,702

Robert Half International, Inc.	35,810	2,795,687

Science Applications International Corp.	19,335	1,616,213

TriNet Group, Inc.*	29,068	2,266,141

Total Professional Services		20,638,388

Real Estate Management & Development – 0.9%

eXp World Holdings, Inc.*(a)	11,738	534,666

Howard Hughes Corp. (The)*	5,401	513,797

Jones Lang LaSalle, Inc.*	26,190	4,689,057

Kennedy-Wilson Holdings, Inc.	28,956	585,201

Total Real Estate Management & Development		6,322,721

Road & Rail – 1.0%

Knight-Swift Transportation Holdings, Inc.	57,102	2,746,035

Landstar System, Inc.	9,353	1,543,806

Ryder System, Inc.	8,905	673,663

Saia, Inc.*	4,899	1,129,612

Werner Enterprises, Inc.	27,520	1,298,118

Total Road & Rail		7,391,234

Semiconductors & Semiconductor Equipment – 1.7%

Advanced Energy Industries, Inc.	9,599	1,047,923

Amkor Technology, Inc.	131,994	3,129,578

Brooks Automation, Inc.	8,517	695,413

Cirrus Logic, Inc.*	15,088	1,279,312

CMC Materials, Inc.	7,601	1,343,781

Diodes, Inc.*	11,397	909,937

FormFactor, Inc.*	16,820	758,750

Lattice Semiconductor Corp.*	14,066	633,251

Power Integrations, Inc.	7,134	581,278

Semtech Corp.*	6,760	466,440

Silicon Laboratories, Inc.*	4,435	625,645

Synaptics, Inc.*	6,658	901,626

Total Semiconductors & Semiconductor Equipment		12,372,934

Software – 1.7%

ACI Worldwide, Inc.*	15,802	601,266

Alarm.com Holdings, Inc.*	6,423	554,819

Appfolio, Inc. Class A*(a)	1,827	258,356

See Notes to Financial Statements.

54	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. MidCap Fund (EZM)

March 31, 2021

Investments	Shares	Value

Blackbaud, Inc.	5,961	$423,708

CDK Global, Inc.	42,605	2,303,226

CommVault Systems, Inc.*	4,742	305,859

Digital Turbine, Inc.*	9,637	774,429

Dropbox, Inc. Class A*	29,462	785,457

j2 Global, Inc.*(a)	11,396	1,365,925

Manhattan Associates, Inc.*	7,155	839,854

MicroStrategy, Inc. Class A*(a)	1,237	839,676

Qualys, Inc.*(a)	7,339	768,981

RealPage, Inc.*	10,822	943,678

SolarWinds Corp.*(a)	31,353	546,796

SPS Commerce, Inc.*	4,327	429,714

Verint Systems, Inc.*(a)	7,509	341,584

Total Software		12,083,328

Specialty Retail – 3.4%

Asbury Automotive Group, Inc.*	10,964	2,154,426

AutoNation, Inc.*	49,663	4,629,585

Dick’s Sporting Goods, Inc.	51,664	3,934,214

Foot Locker, Inc.	47,751	2,685,994

Group 1 Automotive, Inc.	15,827	2,497,342

Murphy USA, Inc.	21,155	3,058,167

National Vision Holdings, Inc.*	8,179	358,485

Penske Automotive Group, Inc.	52,804	4,236,993

Urban Outfitters, Inc.*	12,827	477,036

Total Specialty Retail		24,032,242

Technology Hardware, Storage & Peripherals – 0.5%

NCR Corp.*	34,609	1,313,411

Xerox Holdings Corp.	87,388	2,120,907

Total Technology Hardware, Storage & Peripherals		3,434,318

Textiles, Apparel & Luxury Goods – 2.2%

Carter’s, Inc.(a)	15,357	1,365,698

Columbia Sportswear Co.	12,269	1,295,974

Crocs, Inc.*	16,469	1,324,931

Deckers Outdoor Corp.*	7,678	2,536,965

Hanesbrands, Inc.	295,289	5,808,335

Kontoor Brands, Inc.	10,925	530,190

PVH Corp.	6,318	667,813

Skechers U.S.A., Inc. Class A*	20,519	855,847

Steven Madden Ltd.	11,445	426,441

Wolverine World Wide, Inc.	22,524	863,120

Total Textiles, Apparel & Luxury Goods		15,675,314

Thrifts & Mortgage Finance – 2.4%

MGIC Investment Corp.	222,773	3,085,406

Mr Cooper Group, Inc.*(a)	82,600	2,871,176

New York Community Bancorp, Inc.	200,519	2,530,550

PennyMac Financial Services, Inc.(a)	65,576	4,385,067

Radian Group, Inc.	112,676	2,619,717

TFS Financial Corp.	28,239	575,229

Walker & Dunlop, Inc.	9,964	1,023,701

Total Thrifts & Mortgage Finance		17,090,846

Trading Companies & Distributors – 2.1%

Air Lease Corp.	91,772	4,496,828

Applied Industrial Technologies, Inc.	12,276	1,119,203

Beacon Roofing Supply, Inc.*	26,031	1,361,942

GATX Corp.	11,809	1,095,167

MSC Industrial Direct Co., Inc. Class A	21,947	1,979,400

SiteOne Landscape Supply, Inc.*	7,015	1,197,741

Univar Solutions, Inc.*	68,563	1,476,847

WESCO International, Inc.*	23,888	2,067,028

Total Trading Companies & Distributors		14,794,156

Water Utilities – 0.2%

American States Water Co.	8,566	647,761

California Water Service Group	13,735	773,830

Total Water Utilities		1,421,591

Wireless Telecommunication Services – 0.1%

Shenandoah Telecommunications Co.	10,756	525,000
TOTAL COMMON STOCKS (Cost: $567,772,851)		704,117,236

EXCHANGE-TRADED FUND – 0.3%

United States – 0.3%

WisdomTree U.S. MidCap Dividend Fund(b) (Cost: $2,245,203)	56,678	2,290,925

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.7%

United States – 0.7%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03% (c)
(Cost: $5,107,469)	5,107,469	5,107,469

TOTAL INVESTMENTS IN SECURITIES – 100.6% (Cost: $575,125,523)		711,515,630

Other Assets less Liabilities – (0.6)%		(4,518,499)

NET ASSETS – 100.0%		$706,997,131

*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at March 31, 2021 (See Note 2). At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $27,459,966 and the total market value of the collateral held by the Fund was $28,043,541. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $22,936,072.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2021.

See Notes to Financial Statements.

WisdomTree Trust	55

Schedule of Investments (concluded)

WisdomTree U.S. MidCap Fund (EZM)

March 31, 2021

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2021 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2021	Dividend Income
WisdomTree U.S. MidCap Dividend Fund	$821,392	$5,751,793	$4,762,166	$144,982	$334,924	$2,290,925	$54,075

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$704,117,236	$—	$—	$704,117,236
Exchange-Traded Fund	2,290,925	—	—	2,290,925
Investment of Cash Collateral for Securities Loaned	—	5,107,469	—	5,107,469
Total Investments in Securities	$706,408,161	$5,107,469	$—	$711,515,630

See Notes to Financial Statements.

56	WisdomTree Trust

Schedule of Investments

WisdomTree U.S. Multifactor Fund (USMF)

March 31, 2021

Investments	Shares	Value

COMMON STOCKS – 99.8%

United States – 99.8%

Aerospace & Defense – 1.2%

Huntington Ingalls Industries, Inc.	2,795	$575,351

Lockheed Martin Corp.	1,584	585,288

Northrop Grumman Corp.	1,866	603,912

Total Aerospace & Defense		1,764,551

Air Freight & Logistics – 0.7%

FedEx Corp.	1,763	500,762

United Parcel Service, Inc. Class B	3,421	581,536

Total Air Freight & Logistics		1,082,298

Automobiles – 0.6%

Ford Motor Co.*	38,343	469,702

General Motors Co.	8,117	466,403

Total Automobiles		936,105

Banks – 2.3%

BOK Financial Corp.	7,484	668,471

First Horizon Corp.	40,930	692,126

People’s United Financial, Inc.	42,555	761,735

Pinnacle Financial Partners, Inc.	8,131	720,894

Western Alliance Bancorp	6,405	604,888

Total Banks		3,448,114

Biotechnology – 3.5%

AbbVie, Inc.	5,475	592,505

Alexion Pharmaceuticals, Inc.*	3,488	533,350

Biogen, Inc.*	1,132	316,677

Gilead Sciences, Inc.	8,857	572,428

Halozyme Therapeutics, Inc.*	11,085	462,134

Moderna, Inc.*	1,676	219,472

Neurocrine Biosciences, Inc.*	4,756	462,521

Regeneron Pharmaceuticals, Inc.*	1,102	521,400

Seagen, Inc.*	2,814	390,752

United Therapeutics Corp.*	3,826	639,975

Vertex Pharmaceuticals, Inc.*	2,237	480,709

Total Biotechnology		5,191,923

Building Products – 0.8%

A.O. Smith Corp.	9,228	623,905

Advanced Drainage Systems, Inc.	2,880	297,763

Builders FirstSource, Inc.*	6,153	285,315

Total Building Products		1,206,983

Capital Markets – 2.8%

CBOE Global Markets, Inc.	11,310	1,116,184

Goldman Sachs Group, Inc. (The)	3,135	1,025,145

MarketAxess Holdings, Inc.	2,207	1,098,910

Stifel Financial Corp.	13,087	838,353

Total Capital Markets		4,078,592

Chemicals – 0.6%

Mosaic Co. (The)	10,322	326,278

Scotts Miracle-Gro Co. (The)	2,541	622,469

Total Chemicals		948,747

Communications Equipment – 3.1%

Cisco Systems, Inc.	35,324	1,826,604

F5 Networks, Inc.*	8,424	1,757,415

Ubiquiti, Inc.	3,515	1,048,524

Total Communications Equipment		4,632,543

Construction & Engineering – 0.6%

MasTec, Inc.*	3,467	324,858

Quanta Services, Inc.	5,881	517,410

Total Construction & Engineering		842,268

Construction Materials – 0.3%

Martin Marietta Materials, Inc.	1,361	457,051

Consumer Finance – 0.9%

OneMain Holdings, Inc.	11,212	602,309

Santander Consumer USA Holdings, Inc.	24,248	656,151

Total Consumer Finance		1,258,460

Containers & Packaging – 1.2%

Berry Global Group, Inc.*	11,458	703,521

Sealed Air Corp.	11,948	547,458

Sonoco Products Co.	9,440	597,552

Total Containers & Packaging		1,848,531

Diversified Consumer Services – 1.1%

Chegg, Inc.*	4,547	389,496

Service Corp. International	14,202	725,012

Terminix Global Holdings, Inc.*	9,251	440,995

Total Diversified Consumer Services		1,555,503

Diversified Financial Services – 0.6%

Jefferies Financial Group, Inc.	30,783	926,568

Diversified Telecommunication Services – 1.8%

Lumen Technologies, Inc.	70,367	939,400

Verizon Communications, Inc.	30,202	1,756,246

Total Diversified Telecommunication Services		2,695,646

Electric Utilities – 0.9%

American Electric Power Co., Inc.	9,630	815,661

NRG Energy, Inc.	14,995	565,761

Total Electric Utilities		1,381,422

Electronic Equipment, Instruments & Components – 2.6%

Arrow Electronics, Inc.*	13,490	1,494,962

II-VI, Inc.*	11,932	815,791

Keysight Technologies, Inc.*	11,202	1,606,366

Total Electronic Equipment, Instruments & Components		3,917,119

Energy Equipment & Services – 0.8%

Baker Hughes Co.	52,654	1,137,853

Entertainment – 3.8%

Activision Blizzard, Inc.	17,547	1,631,871

Electronic Arts, Inc.	12,158	1,645,828

Roku, Inc.*	2,267	738,521

Take-Two Interactive Software, Inc.*	9,253	1,635,005

Total Entertainment		5,651,225

See Notes to Financial Statements.

WisdomTree Trust	57

Schedule of Investments (continued)

WisdomTree U.S. Multifactor Fund (USMF)

March 31, 2021

Investments	Shares	Value

Equity Real Estate Investment Trusts (REITs) – 2.1%

CubeSmart	17,575	$664,862

Extra Space Storage, Inc.	5,380	713,119

Iron Mountain, Inc.	16,094	595,639

Kimco Realty Corp.	18,089	339,169

Public Storage	2,933	723,747

Total Equity Real Estate Investment Trusts (REITs)		3,036,536

Food & Staples Retailing – 1.4%

Casey’s General Stores, Inc.	2,115	457,242

Costco Wholesale Corp.	1,557	548,811

Kroger Co. (The)	15,953	574,148

Walmart, Inc.	3,954	537,072

Total Food & Staples Retailing		2,117,273

Food Products – 2.9%

Campbell Soup Co.	11,176	561,818

Conagra Brands, Inc.	14,883	559,601

Darling Ingredients, Inc.*	4,021	295,865

General Mills, Inc.	9,380	575,182

Ingredion, Inc.	4,080	366,874

J.M. Smucker Co. (The)	4,597	581,658

Kellogg Co.	8,854	560,458

Kraft Heinz Co. (The)	11,705	468,200

Tyson Foods, Inc. Class A	5,301	393,864

Total Food Products		4,363,520

Gas Utilities – 0.4%

UGI Corp.	14,135	579,676

Health Care Equipment & Supplies – 2.0%

Abbott Laboratories	4,719	565,525

Becton, Dickinson and Co.	2,405	584,776

Hill-Rom Holdings, Inc.	4,939	545,660

Hologic, Inc.*	6,713	499,313

Quidel Corp.*	1,632	208,782

Varian Medical Systems, Inc.*	2,841	501,522

Total Health Care Equipment & Supplies		2,905,578

Health Care Providers & Services – 2.3%

CVS Health Corp.	8,286	623,356

DaVita, Inc.*	5,130	552,860

HCA Healthcare, Inc.	1,894	356,716

Laboratory Corp. of America Holdings*	1,891	482,262

Molina Healthcare, Inc.*	1,848	431,989

Quest Diagnostics, Inc.	4,716	605,251

R1 RCM, Inc.*	14,059	346,976

Total Health Care Providers & Services		3,399,410

Health Care Technology – 0.4%

Cerner Corp.	8,752	629,094

Hotels, Restaurants & Leisure – 1.7%

Boyd Gaming Corp.*	4,332	255,415

Chipotle Mexican Grill, Inc.*	404	574,011

Domino’s Pizza, Inc.	2,225	818,333

Penn National Gaming, Inc.*	2,641	276,882

Yum! Brands, Inc.	5,875	635,558

Total Hotels, Restaurants & Leisure		2,560,199

Household Durables – 1.8%

D.R. Horton, Inc.	5,343	476,168

Lennar Corp. Class A	4,200	425,166

Newell Brands, Inc.	19,647	526,147

PulteGroup, Inc.	8,250	432,630

Tempur Sealy International, Inc.	8,776	320,850

Whirlpool Corp.	2,077	457,667

Total Household Durables		2,638,628

Household Products – 1.1%

Clorox Co. (The)	2,876	554,723

Kimberly-Clark Corp.	3,995	555,504

Procter & Gamble Co. (The)	3,888	526,552

Total Household Products		1,636,779

Independent Power & Renewable Electricity Producers – 0.7%

AES Corp. (The)	18,672	500,596

Vistra Corp.	29,719	525,432

Total Independent Power & Renewable Electricity Producers		1,026,028

Industrial Conglomerates – 0.4%

3M Co.	3,369	649,139

Insurance – 4.1%

Allstate Corp. (The)	11,906	1,367,999

Assurant, Inc.	8,318	1,179,243

Hartford Financial Services Group, Inc. (The)	14,490	967,787

Old Republic International Corp.	46,528	1,016,172

Progressive Corp. (The)	16,188	1,547,735

Total Insurance		6,078,936

Interactive Media & Services – 0.5%

Snap, Inc. Class A*	12,981	678,776

Internet & Direct Marketing Retail – 1.0%

eBay, Inc.	13,991	856,809

Etsy, Inc.*	1,734	349,696

Wayfair, Inc. Class A*(a)	863	271,629

Total Internet & Direct Marketing Retail		1,478,134

IT Services – 5.5%

Akamai Technologies, Inc.*	17,166	1,749,215

Black Knight, Inc.*	23,452	1,735,214

Broadridge Financial Solutions, Inc.	12,442	1,904,870

Cognizant Technology Solutions Corp. Class A	18,607	1,453,579

Gartner, Inc.*	7,372	1,345,759

Total IT Services		8,188,637

Leisure Products – 0.9%

Brunswick Corp.	4,127	393,592

Mattel, Inc.*	26,881	535,470

Polaris, Inc.	2,937	392,089

Total Leisure Products		1,321,151

Life Sciences Tools & Services – 3.5%

Agilent Technologies, Inc.	4,920	625,529

Avantor, Inc.*	12,515	362,059

Bio-Rad Laboratories, Inc. Class A*	917	523,763

Bio-Techne Corp.	1,487	567,930

See Notes to Financial Statements.

58	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. Multifactor Fund (USMF)

March 31, 2021

Investments	Shares	Value

Charles River Laboratories International, Inc.*	1,571	$455,323

Mettler-Toledo International, Inc.*	487	562,821

Pacific Biosciences of California, Inc.*	8,342	277,872

PerkinElmer, Inc.	4,638	595,009

Thermo Fisher Scientific, Inc.	1,321	602,878

Waters Corp.*	2,139	607,839

Total Life Sciences Tools & Services		5,181,023

Machinery – 1.7%

AGCO Corp.	3,221	462,697

Cummins, Inc.	1,971	510,706

Deere & Co.	1,347	503,966

Otis Worldwide Corp.	9,268	634,395

Snap-on, Inc.	2,076	479,016

Total Machinery		2,590,780

Media – 4.2%

Discovery, Inc. Class A*(a)	19,316	839,473

Fox Corp. Class A	29,647	1,070,553

New York Times Co. (The) Class A	30,467	1,542,240

News Corp. Class A	57,681	1,466,828

Nexstar Media Group, Inc. Class A	4,945	694,426

ViacomCBS, Inc. Class B	13,468	607,407

Total Media		6,220,927

Metals & Mining – 0.4%

Newmont Corp.	10,653	642,056

Multi-Utilities – 0.5%

DTE Energy Co.	5,014	667,564

Multiline Retail – 1.6%

Dollar General Corp.	4,333	877,952

Dollar Tree, Inc.*	5,408	619,000

Target Corp.	4,371	865,764

Total Multiline Retail		2,362,716

Oil, Gas & Consumable Fuels – 1.6%

Targa Resources Corp.	27,470	872,173

Williams Cos., Inc. (The)	60,874	1,442,105

Total Oil, Gas & Consumable Fuels		2,314,278

Pharmaceuticals – 1.5%

Bristol-Myers Squibb Co.	9,724	613,876

Eli Lilly & Co.	2,536	473,776

Merck & Co., Inc.	7,814	602,381

Pfizer, Inc.	16,379	593,411

Total Pharmaceuticals		2,283,444

Professional Services – 2.0%

Booz Allen Hamilton Holding Corp.	23,445	1,888,026

Jacobs Engineering Group, Inc.	4,488	580,164

Robert Half International, Inc.	5,701	445,077

Total Professional Services		2,913,267

Real Estate Management & Development – 0.5%

eXp World Holdings, Inc.*(a)	6,392	291,155

Jones Lang LaSalle, Inc.*	2,396	428,980

Total Real Estate Management & Development		720,135

Road & Rail – 1.6%

AMERCO	932	570,943

JB Hunt Transport Services, Inc.	3,633	610,598

Knight-Swift Transportation Holdings, Inc.	13,862	666,624

Landstar System, Inc.	3,426	565,496

Total Road & Rail		2,413,661

Semiconductors & Semiconductor Equipment – 2.9%

Applied Materials, Inc.	9,080	1,213,088

First Solar, Inc.*	13,643	1,191,034

SunPower Corp.*	20,812	696,162

Teradyne, Inc.	9,874	1,201,468

Total Semiconductors & Semiconductor Equipment		4,301,752

Software – 12.4%

Aspen Technology, Inc.*	8,229	1,187,691

Citrix Systems, Inc.	12,480	1,751,693

Digital Turbine, Inc.*	10,193	819,109

Dropbox, Inc. Class A*	56,589	1,508,663

Fortinet, Inc.*	6,878	1,268,441

Microsoft Corp.	6,504	1,533,448

MicroStrategy, Inc. Class A*(a)	1,262	856,646

Oracle Corp.	24,839	1,742,953

PTC, Inc.*	11,123	1,531,081

RealPage, Inc.*	16,178	1,410,722

SS&C Technologies Holdings, Inc.	22,158	1,548,179

Trade Desk, Inc. (The) Class A*	1,163	757,881

Tyler Technologies, Inc.*	4,348	1,845,856

Zoom Video Communications, Inc. Class A*	2,212	710,693

Total Software		18,473,056

Specialty Retail – 3.5%

AutoNation, Inc.*	5,797	540,396

AutoZone, Inc.*	533	748,492

Best Buy Co., Inc.	4,961	569,572

Dick’s Sporting Goods, Inc.	6,028	459,032

GameStop Corp. Class A*	1,842	349,649

L Brands, Inc.	5,437	336,333

O’Reilly Automotive, Inc.*	1,369	694,425

Tractor Supply Co.	4,696	831,568

Williams-Sonoma, Inc.	3,511	629,171

Total Specialty Retail		5,158,638

Technology Hardware, Storage & Peripherals – 0.8%

HP, Inc.	39,464	1,252,982

Textiles, Apparel & Luxury Goods – 0.6%

Deckers Outdoor Corp.*	1,396	461,266

Hanesbrands, Inc.	19,176	377,192

Total Textiles, Apparel & Luxury Goods		838,458

Tobacco – 0.4%

Altria Group, Inc.	11,411	583,787

See Notes to Financial Statements.

WisdomTree Trust	59

Schedule of Investments (concluded)

WisdomTree U.S. Multifactor Fund (USMF)

March 31, 2021

Investments	Shares	Value

Trading Companies & Distributors – 0.7%

United Rentals, Inc.*	1,012	$333,262

Watsco, Inc.	2,523	657,872

Total Trading Companies & Distributors		991,134
TOTAL COMMON STOCKS (Cost: $128,710,551)		148,158,654

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%

United States – 0.5%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(b)
(Cost: $773,588)	773,588	773,588

TOTAL INVESTMENTS IN SECURITIES – 100.3% (Cost: $129,484,139)		148,932,242

Other Assets less Liabilities – (0.3)%		(442,475)

NET ASSETS – 100.0%		$148,489,767
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at March 31, 2021 (See Note 2). At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,032,196 and the total market value of the collateral held by the Fund was $2,047,649. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,274,061.

(b)	Rate shown represents annualized 7-day yield as of March 31, 2021.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$148,158,654	$—	$—	$148,158,654
Investment of Cash Collateral for Securities Loaned	—	773,588	—	773,588
Total Investments in Securities	$148,158,654	$773,588	$—	$148,932,242

See Notes to Financial Statements.

60	WisdomTree Trust

Schedule of Investments

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

March 31, 2021

Investments	Shares	Value

COMMON STOCKS – 99.8%

United States – 99.8%

Aerospace & Defense – 1.6%

BWX Technologies, Inc.	30,857	$2,034,711

Curtiss-Wright Corp.	3,647	432,534

General Dynamics Corp.	202,285	36,726,865

HEICO Corp.	2,486	312,739

Huntington Ingalls Industries, Inc.	23,494	4,836,240

L3Harris Technologies, Inc.	92,986	18,846,402

Northrop Grumman Corp.	79,454	25,714,492

Total Aerospace & Defense		88,903,983

Air Freight & Logistics – 1.8%

C.H. Robinson Worldwide, Inc.	74,427	7,102,569

Expeditors International of Washington, Inc.	49,600	5,341,424

FedEx Corp.	57,640	16,372,066

United Parcel Service, Inc. Class B	414,141	70,399,828

Total Air Freight & Logistics		99,215,887

Auto Components – 0.2%

BorgWarner, Inc.	109,289	5,066,638

Gentex Corp.	93,271	3,326,977

LCI Industries	12,237	1,618,710

Lear Corp.	7,703	1,396,169

Total Auto Components		11,408,494

Automobiles – 0.1%

Thor Industries, Inc.	25,616	3,451,500

Banks – 0.4%

East West Bancorp, Inc.	83,676	6,175,289

First Republic Bank	23,838	3,974,986

Signature Bank	25,106	5,676,467

Western Alliance Bancorp	43,599	4,117,489

Total Banks		19,944,231

Beverages – 6.2%

Brown-Forman Corp. Class B	104,814	7,229,022

Coca-Cola Co. (The)	3,201,314	168,741,261

Constellation Brands, Inc. Class A	60,780	13,857,840

Keurig Dr. Pepper, Inc.	677,244	23,276,876

PepsiCo, Inc.	944,558	133,607,729

Total Beverages		346,712,728

Biotechnology – 1.6%

Amgen, Inc.	368,545	91,697,681

Building Products – 0.3%

A.O. Smith Corp.	64,659	4,371,595

AAON, Inc.	4,084	285,921

Advanced Drainage Systems, Inc.	4,945	511,264

Armstrong World Industries, Inc.	11,888	1,070,990

Fortune Brands Home & Security, Inc.	41,526	3,979,021

Owens Corning	30,195	2,780,657

Simpson Manufacturing Co., Inc.	13,435	1,393,613

UFP Industries, Inc.	9,030	684,835

Total Building Products		15,077,896

Capital Markets – 2.5%

Ameriprise Financial, Inc.	63,077	14,662,249

Ares Management Corp. Class A	115,280	6,459,138

CBOE Global Markets, Inc.	47,931	4,730,310

CME Group, Inc.	164,748	33,646,484

Cohen & Steers, Inc.	20,314	1,327,114

Evercore, Inc. Class A	21,059	2,774,313

FactSet Research Systems, Inc.	8,700	2,684,733

Houlihan Lokey, Inc.	19,417	1,291,425

Intercontinental Exchange, Inc.	150,600	16,819,008

LPL Financial Holdings, Inc.	22,053	3,135,054

MarketAxess Holdings, Inc.	4,466	2,223,711

Morningstar, Inc.	7,279	1,638,066

Nasdaq, Inc.	59,488	8,772,100

S&P Global, Inc.	46,925	16,558,425

SEI Investments Co.	38,635	2,354,030

T. Rowe Price Group, Inc.	131,103	22,497,275

Total Capital Markets		141,573,435

Chemicals – 1.9%

Air Products & Chemicals, Inc.	105,558	29,697,688

Albemarle Corp.	26,552	3,879,513

Avient Corp.	41,791	1,975,461

Balchem Corp.	2,290	287,189

Celanese Corp.	55,143	8,260,973

Ecolab, Inc.	59,528	12,743,159

FMC Corp.	49,391	5,463,138

Mosaic Co. (The)	81,934	2,589,934

NewMarket Corp.	4,541	1,726,307

PPG Industries, Inc.	87,625	13,166,532

RPM International, Inc.	57,878	5,316,094

Scotts Miracle-Gro Co. (The)	18,842	4,615,725

Sensient Technologies Corp.	18,248	1,423,344

Sherwin-Williams Co. (The)	16,656	12,292,294

W.R. Grace & Co.	30,121	1,803,043

Westlake Chemical Corp.	36,574	3,247,405

Total Chemicals		108,487,799

Commercial Services & Supplies – 1.0%

Brink’s Co. (The)	8,913	706,177

Cintas Corp.	25,035	8,544,696

MSA Safety, Inc.	12,234	1,835,345

Republic Services, Inc.	137,600	13,670,560

Rollins, Inc.	75,437	2,596,541

Tetra Tech, Inc.	9,817	1,332,363

UniFirst Corp.	1,276	285,454

Waste Management, Inc.	191,249	24,674,946

Total Commercial Services & Supplies		53,646,082

Communications Equipment – 2.8%

Cisco Systems, Inc.	3,002,073	155,237,195

Construction & Engineering – 0.0%

EMCOR Group, Inc.	7,045	790,167

Valmont Industries, Inc.	6,942	1,649,905

Total Construction & Engineering		2,440,072

See Notes to Financial Statements.

WisdomTree Trust	61

Schedule of Investments (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

March 31, 2021

Investments	Shares	Value

Construction Materials – 0.2%

Martin Marietta Materials, Inc.	12,801	$4,298,832

Vulcan Materials Co.	29,315	4,946,906

Total Construction Materials		9,245,738

Consumer Finance – 0.2%

OneMain Holdings, Inc.	141,530	7,602,992

SLM Corp.	110,955	1,993,861

Total Consumer Finance		9,596,853

Containers & Packaging – 0.7%

AptarGroup, Inc.	18,076	2,560,827

Avery Dennison Corp.	34,878	6,405,345

Graphic Packaging Holding Co.	135,210	2,455,413

International Paper Co.	398,117	21,526,186

Packaging Corp. of America	55,052	7,403,393

Silgan Holdings, Inc.	28,770	1,209,203

Total Containers & Packaging		41,560,367

Distributors – 0.0%

Pool Corp.	7,398	2,554,086

Diversified Consumer Services – 0.1%

Service Corp. International	75,814	3,870,305

Diversified Financial Services – 0.0%

Voya Financial, Inc.	31,682	2,016,242

Diversified Telecommunication Services – 4.3%

Verizon Communications, Inc.	4,163,400	242,101,710

Electric Utilities – 1.2%

NextEra Energy, Inc.	892,349	67,470,508

Electrical Equipment – 1.1%

Acuity Brands, Inc.	2,045	337,425

AMETEK, Inc.	38,244	4,884,906

Emerson Electric Co.	355,537	32,076,548

EnerSys	5,353	486,052

Hubbell, Inc.	31,926	5,966,650

Regal Beloit Corp.	12,163	1,735,417

Rockwell Automation, Inc.	49,479	13,133,706

Total Electrical Equipment		58,620,704

Electronic Equipment, Instruments & Components – 0.3%

Amphenol Corp. Class A	123,426	8,142,413

Avnet, Inc.	49,122	2,039,054

CDW Corp.	35,971	5,962,193

Cognex Corp.	12,600	1,045,674

Dolby Laboratories, Inc. Class A	16,230	1,602,226

Total Electronic Equipment, Instruments & Components		18,791,560

Entertainment – 0.2%

Activision Blizzard, Inc.	94,009	8,742,837

Electronic Arts, Inc.	36,750	4,974,848

Total Entertainment		13,717,685

Equity Real Estate Investment Trusts (REITs) – 0.5%

Healthcare Realty Trust, Inc.	132,840	4,027,709

Lamar Advertising Co. Class A	49,587	4,657,211

PotlatchDeltic Corp.	48,565	2,570,060

Weyerhaeuser Co.	392,628	13,977,556

Total Equity Real Estate Investment Trusts (REITs)		25,232,536

Food & Staples Retailing – 0.8%

Casey’s General Stores, Inc.	7,273	1,572,350

Costco Wholesale Corp.	79,889	28,159,275

Kroger Co. (The)	419,400	15,094,206

Total Food & Staples Retailing		44,825,831

Food Products – 2.3%

Campbell Soup Co.	210,011	10,557,253

Conagra Brands, Inc.	358,261	13,470,614

General Mills, Inc.	501,083	30,726,409

Hershey Co. (The)	76,874	12,158,392

Hormel Foods Corp.	269,193	12,862,041

Ingredion, Inc.	50,405	4,532,418

Kellogg Co.	303,167	19,190,471

Lancaster Colony Corp.	13,055	2,289,325

McCormick & Co., Inc. Non-Voting Shares	90,451	8,064,611

Tyson Foods, Inc. Class A	182,039	13,525,498

Total Food Products		127,377,032

Health Care Equipment & Supplies – 1.0%

Baxter International, Inc.	147,963	12,479,199

Cooper Cos., Inc. (The)	683	262,334

Danaher Corp.	50,971	11,472,553

ResMed, Inc.	25,890	5,023,178

Stryker Corp.	84,202	20,509,923

Teleflex, Inc.	3,870	1,607,830

West Pharmaceutical Services, Inc.	5,263	1,483,008

Total Health Care Equipment & Supplies		52,838,025

Health Care Providers & Services – 2.9%

Anthem, Inc.	68,570	24,613,202

Chemed Corp.	1,027	472,235

Cigna Corp.	2,779	671,795

Ensign Group, Inc. (The)	3,425	321,402

Humana, Inc.	18,216	7,637,058

Quest Diagnostics, Inc.	56,517	7,253,392

UnitedHealth Group, Inc.	317,203	118,021,720

Total Health Care Providers & Services		158,990,804

Health Care Technology – 0.1%

Cerner Corp.	69,561	5,000,045

Hotels, Restaurants & Leisure – 0.0%

Churchill Downs, Inc.	3,591	816,665

Wendy’s Co. (The)	79,712	1,614,965

Total Hotels, Restaurants & Leisure		2,431,630

Household Durables – 0.5%

D.R. Horton, Inc.	101,482	9,044,076

KB Home	30,683	1,427,680

Lennar Corp. Class A	101,024	10,226,659

MDC Holdings, Inc.	50,619	3,006,769

PulteGroup, Inc.	68,578	3,596,230

Toll Brothers, Inc.	29,104	1,651,070

Total Household Durables		28,952,484

See Notes to Financial Statements.

62	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

March 31, 2021

Investments	Shares	Value

Household Products – 3.8%

Church & Dwight Co., Inc.	69,797	$6,096,768

Clorox Co. (The)	67,966	13,109,282

Energizer Holdings, Inc.	40,543	1,924,171

Procter & Gamble Co. (The)	1,389,829	188,224,541

Spectrum Brands Holdings, Inc.	21,280	1,808,800

WD-40 Co.	2,353	720,442

Total Household Products		211,884,004

Independent Power & Renewable Electricity Producers – 0.1%

Clearway Energy, Inc. Class C	104,259	2,933,848

Ormat Technologies, Inc.	10,065	790,405

Total Independent Power & Renewable Electricity Producers		3,724,253

Industrial Conglomerates – 2.9%

3M Co.	472,248	90,992,745

Carlisle Cos., Inc.	17,187	2,828,636

Honeywell International, Inc.	293,653	63,743,257

Roper Technologies, Inc.	14,083	5,680,237

Total Industrial Conglomerates		163,244,875

Insurance – 2.2%

Allstate Corp. (The)	154,283	17,727,117

Arthur J. Gallagher & Co.	71,519	8,923,426

Assurant, Inc.	29,323	4,157,122

Brown & Brown, Inc.	61,690	2,819,850

Erie Indemnity Co. Class A	19,454	4,297,583

Fidelity National Financial, Inc.	271,377	11,034,189

Globe Life, Inc.	17,377	1,679,139

Hartford Financial Services Group, Inc. (The)	241,871	16,154,564

Marsh & McLennan Cos., Inc.	198,697	24,201,295

Primerica, Inc.	9,344	1,381,230

Progressive Corp. (The)	60,499	5,784,309

Selective Insurance Group, Inc.	18,059	1,310,000

Travelers Cos., Inc. (The)	155,326	23,361,030

W.R. Berkley Corp.	27,801	2,094,805

Total Insurance		124,925,659

Internet & Direct Marketing Retail – 0.2%

eBay, Inc.	220,886	13,527,059

IT Services – 3.5%

Automatic Data Processing, Inc.	201,676	38,009,876

Broadridge Financial Solutions, Inc.	40,549	6,208,052

Cognizant Technology Solutions Corp. Class A	133,097	10,397,538

Fidelity National Information Services, Inc.	131,608	18,505,401

Global Payments, Inc.	29,141	5,874,243

Jack Henry & Associates, Inc.	17,090	2,592,895

MasterCard, Inc. Class A	105,976	37,732,755

MAXIMUS, Inc.	21,764	1,937,866

Paychex, Inc.	216,879	21,258,479

TTEC Holdings, Inc.	7,817	785,218

Visa, Inc. Class A(a)	231,280	48,968,914

Total IT Services		192,271,237

Leisure Products – 0.3%

Hasbro, Inc.	97,885	9,408,706

Polaris, Inc.	42,194	5,632,899

Total Leisure Products		15,041,605

Life Sciences Tools & Services – 0.3%

Agilent Technologies, Inc.	46,949	5,969,096

Bio-Techne Corp.	2,739	1,046,106

Bruker Corp.	12,593	809,478

Thermo Fisher Scientific, Inc.	17,094	7,801,360

Total Life Sciences Tools & Services		15,626,040

Machinery – 4.6%

AGCO Corp.	15,413	2,214,077

Allison Transmission Holdings, Inc.	42,766	1,746,136

Altra Industrial Motion Corp.	4,740	262,217

Caterpillar, Inc.	301,598	69,931,528

Cummins, Inc.	89,069	23,078,669

Deere & Co.	90,523	33,868,275

Donaldson Co., Inc.	50,578	2,941,616

Dover Corp.	58,651	8,042,812

Franklin Electric Co., Inc.	6,091	480,824

Graco, Inc.	44,034	3,153,715

Hillenbrand, Inc.	32,992	1,574,048

IDEX Corp.	20,141	4,215,914

Illinois Tool Works, Inc.	171,744	38,044,731

John Bean Technologies Corp.	2,106	280,814

Lincoln Electric Holdings, Inc.	26,311	3,234,674

Nordson Corp.	12,248	2,433,433

Oshkosh Corp.	26,729	3,171,663

PACCAR, Inc.	125,652	11,675,584

Parker-Hannifin Corp.	40,649	12,821,914

Snap-on, Inc.	38,126	8,797,193

Stanley Black & Decker, Inc.	63,027	12,584,601

Toro Co. (The)	30,584	3,154,434

Watts Water Technologies, Inc. Class A	2,999	356,311

Woodward, Inc.	5,966	719,679

Xylem, Inc.	48,379	5,088,503

Total Machinery		253,873,365

Media – 2.1%

Cable One, Inc.	688	1,257,912

Comcast Corp. Class A	2,002,313	108,345,156

News Corp. Class A	174,100	4,427,363

Nexstar Media Group, Inc. Class A	20,982	2,946,502

Total Media		116,976,933

Metals & Mining – 0.4%

Nucor Corp.	201,676	16,188,533

Steel Dynamics, Inc.	134,160	6,809,962

United States Steel Corp.	14,406	377,005

Worthington Industries, Inc.	20,649	1,385,341

Total Metals & Mining		24,760,841

Multiline Retail – 0.8%

Dollar General Corp.	43,001	8,712,862

Target Corp.	192,269	38,082,721

Total Multiline Retail		46,795,583

See Notes to Financial Statements.

WisdomTree Trust	63

Schedule of Investments (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

March 31, 2021

Investments	Shares	Value

Oil, Gas & Consumable Fuels – 0.4%

Cabot Oil & Gas Corp.	210,537	$3,953,885

Diamondback Energy, Inc.	116,660	8,573,344

Pioneer Natural Resources Co.	72,982	11,591,001

Total Oil, Gas & Consumable Fuels		24,118,230

Paper & Forest Products – 0.0%

Louisiana-Pacific Corp.	31,584	1,751,649

Personal Products – 0.3%

Estee Lauder Cos., Inc. (The) Class A	49,197	14,308,947

Pharmaceuticals – 13.2%

Bristol-Myers Squibb Co.	1,506,751	95,121,191

Eli Lilly & Co.	395,004	73,794,647

Johnson & Johnson	1,559,801	256,353,295

Merck & Co., Inc.	1,772,323	136,628,380

Pfizer, Inc.	4,603,745	166,793,681

Zoetis, Inc.	54,779	8,626,597

Total Pharmaceuticals		737,317,791

Professional Services – 0.5%

Booz Allen Hamilton Holding Corp.	48,262	3,886,539

Equifax, Inc.	25,583	4,633,849

Exponent, Inc.	10,991	1,071,073

Insperity, Inc.	14,099	1,180,650

KBR, Inc.	43,358	1,664,513

Leidos Holdings, Inc.	42,424	4,084,583

Robert Half International, Inc.	53,929	4,210,237

Science Applications International Corp.	19,942	1,666,952

TransUnion	15,380	1,384,200

Verisk Analytics, Inc.	23,107	4,082,776

Total Professional Services		27,865,372

Road & Rail – 2.3%

CSX Corp.	214,345	20,667,145

JB Hunt Transport Services, Inc.	21,666	3,641,405

Kansas City Southern	21,475	5,667,682

Landstar System, Inc.	6,166	1,017,760

Norfolk Southern Corp.	98,777	26,523,600

Old Dominion Freight Line, Inc.	9,750	2,343,997

Union Pacific Corp.	310,916	68,528,996

Werner Enterprises, Inc.	8,396	396,039

Total Road & Rail		128,786,624

Semiconductors & Semiconductor Equipment – 7.7%

Analog Devices, Inc.	142,721	22,133,173

Applied Materials, Inc.	200,251	26,753,534

Brooks Automation, Inc.	11,005	898,558

CMC Materials, Inc.	7,611	1,345,549

Entegris, Inc.	11,424	1,277,203

Intel Corp.	2,375,407	152,026,048

KLA Corp.	47,825	15,801,380

Lam Research Corp.	33,518	19,951,254

Microchip Technology, Inc.	57,273	8,889,915

MKS Instruments, Inc.	7,995	1,482,433

Monolithic Power Systems, Inc.	7,184	2,537,461

NVIDIA Corp.	16,985	9,068,801

Power Integrations, Inc.	4,467	363,971

QUALCOMM, Inc.	438,854	58,187,652

Skyworks Solutions, Inc.	52,209	9,579,307

Teradyne, Inc.	14,640	1,781,395

Texas Instruments, Inc.	507,065	95,830,214

Universal Display Corp.	2,695	638,095

Total Semiconductors & Semiconductor Equipment		428,545,943

Software – 6.6%

Citrix Systems, Inc.	26,570	3,729,365

Intuit, Inc.	37,615	14,408,802

Microsoft Corp.	1,139,943	268,764,361

NortonLifeLock, Inc.	336,389	7,151,630

Oracle Corp.	1,037,937	72,832,040

Total Software		366,886,198

Specialty Retail – 1.7%

Advance Auto Parts, Inc.	8,704	1,597,097

Best Buy Co., Inc.	133,651	15,344,471

Dick’s Sporting Goods, Inc.	42,452	3,232,720

Foot Locker, Inc.	29,670	1,668,938

Lithia Motors, Inc. Class A	3,061	1,194,066

Lowe’s Cos., Inc.	269,496	51,252,749

Murphy USA, Inc.	3,513	507,839

Penske Automotive Group, Inc.	60,908	4,887,258

Tractor Supply Co.	34,198	6,055,782

Williams-Sonoma, Inc.	39,556	7,088,435

Total Specialty Retail		92,829,355

Technology Hardware, Storage & Peripherals – 4.5%

Apple, Inc.	1,985,237	242,496,700

NetApp, Inc.	145,257	10,555,826

Total Technology Hardware, Storage & Peripherals		253,052,526

Textiles, Apparel & Luxury Goods – 0.7%

Hanesbrands, Inc.	380,966	7,493,601

NIKE, Inc. Class B	243,418	32,347,818

Total Textiles, Apparel & Luxury Goods		39,841,419

Thrifts & Mortgage Finance – 0.1%

MGIC Investment Corp.	140,795	1,950,011

PennyMac Financial Services, Inc.	13,353	892,915

Total Thrifts & Mortgage Finance		2,842,926

Tobacco – 3.3%

Altria Group, Inc.	3,603,802	184,370,510

Trading Companies & Distributors – 0.5%

Air Lease Corp.	39,157	1,918,693

Fastenal Co.	285,679	14,363,940

GATX Corp.	15,894	1,474,010

MSC Industrial Direct Co., Inc. Class A	35,937	3,241,158

W.W. Grainger, Inc.	20,182	8,091,569

Total Trading Companies & Distributors		29,089,370

TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $4,435,280,207)		5,567,249,442

Other Assets less Liabilities – 0.2%		9,397,846

NET ASSETS – 100.0%		$5,576,647,288

See Notes to Financial Statements.

64	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

March 31, 2021

(a)

Security, or portion thereof, was on loan at March 31, 2021 (See Note 2). At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $43,958,536 and the total market value of the collateral held by the Fund was $44,877,474 which was entirely composed of non-cash U.S. Government securities.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$5,567,249,442	$—	$—	$5,567,249,442
Total Investments in Securities	$5,567,249,442	$—	$—	$5,567,249,442

See Notes to Financial Statements.

WisdomTree Trust	65

Schedule of Investments

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

March 31, 2021

Investments	Shares	Value

COMMON STOCKS – 99.9%

United States – 99.9%

Aerospace & Defense – 1.3%

Huntington Ingalls Industries, Inc.	1,992	$410,053

Lockheed Martin Corp.	871	321,835

Total Aerospace & Defense		731,888

Auto Components – 0.6%

Gentex Corp.	9,644	344,001

Banks – 5.4%

Bank of America Corp.	11,281	436,462

Citigroup, Inc.	5,619	408,782

East West Bancorp, Inc.	7,798	575,492

JPMorgan Chase & Co.	2,169	330,187

People’s United Financial, Inc.	57,884	1,036,124

U.S. Bancorp	3,071	169,857

Western Alliance Bancorp	2,135	201,629

Total Banks		3,158,533

Biotechnology – 3.2%

Amgen, Inc.	1,817	452,088

Biogen, Inc.*	520	145,470

Gilead Sciences, Inc.	7,607	491,640

Halozyme Therapeutics, Inc.*(a)	8,813	367,414

Regeneron Pharmaceuticals, Inc.*	911	431,031

Total Biotechnology		1,887,643

Building Products – 2.5%

A.O. Smith Corp.	6,597	446,023

Masco Corp.	7,410	443,859

Owens Corning	6,261	576,576

Total Building Products		1,466,458

Capital Markets – 6.3%

Ameriprise Financial, Inc.	2,234	519,293

CBOE Global Markets, Inc.	4,186	413,116

Goldman Sachs Group, Inc. (The)	2,362	772,374

LPL Financial Holdings, Inc.	2,978	423,353

Morgan Stanley	7,400	574,684

Raymond James Financial, Inc.	3,208	393,173

SEI Investments Co.	2,453	149,461

T. Rowe Price Group, Inc.	2,587	443,929

Total Capital Markets		3,689,383

Chemicals – 1.1%

Celanese Corp.	4,444	665,756

Communications Equipment – 3.5%

Cisco Systems, Inc.	12,894	666,749

Juniper Networks, Inc.	34,146	864,918

Lumentum Holdings, Inc.*	2,714	247,924

Motorola Solutions, Inc.	1,444	271,544

Total Communications Equipment		2,051,135

Consumer Finance – 2.0%

Credit Acceptance Corp.*(a)	2,005	722,261

Synchrony Financial	11,475	466,574

Total Consumer Finance		1,188,835

Containers & Packaging – 0.4%

Sonoco Products Co.	3,764	238,261

Diversified Consumer Services – 0.8%

Service Corp. International	9,245	471,957

Diversified Financial Services – 2.8%

Berkshire Hathaway, Inc. Class B*	2,436	622,325

Jefferies Financial Group, Inc.	17,164	516,636

Voya Financial, Inc.	7,932	504,793

Total Diversified Financial Services		1,643,754

Diversified Telecommunication Services – 2.2%

Lumen Technologies, Inc.	72,742	971,105

Verizon Communications, Inc.	5,026	292,262

Total Diversified Telecommunication Services		1,263,367

Electric Utilities – 1.5%

NRG Energy, Inc.	15,028	567,006

Pinnacle West Capital Corp.	3,630	295,301

Total Electric Utilities		862,307

Electronic Equipment, Instruments & Components – 1.0%

Arrow Electronics, Inc.*	5,225	579,034

Energy Equipment & Services – 0.5%

Baker Hughes Co.	12,852	277,732

Equity Real Estate Investment Trusts (REITs) – 5.1%

Essex Property Trust, Inc.	1,431	389,003

Gaming and Leisure Properties, Inc.	11,201	475,258

Kimco Realty Corp.	25,254	473,512

National Retail Properties, Inc.	16,929	746,061

Simon Property Group, Inc.	7,876	896,053

Total Equity Real Estate Investment Trusts (REITs)		2,979,887

Food & Staples Retailing – 0.8%

Kroger Co. (The)	13,681	492,379

Food Products – 0.9%

J.M. Smucker Co. (The)	1,969	249,138

Tyson Foods, Inc. Class A	3,501	260,124

Total Food Products		509,262

Gas Utilities – 0.6%

UGI Corp.	8,765	359,453

Health Care Equipment & Supplies – 0.4%

Hologic, Inc.*	3,263	242,702

Health Care Providers & Services – 4.5%

Anthem, Inc.	716	257,008

DaVita, Inc.*	8,361	901,065

Humana, Inc.	1,268	531,609

McKesson Corp.	1,353	263,889

Molina Healthcare, Inc.*	1,529	357,419

Universal Health Services, Inc. Class B	2,153	287,189

Total Health Care Providers & Services		2,598,179

Health Care Technology – 0.5%

Cerner Corp.	4,258	306,065

Hotels, Restaurants & Leisure – 0.6%

Domino’s Pizza, Inc.	981	360,802

See Notes to Financial Statements.

66	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

March 31, 2021

Investments	Shares	Value

Household Durables – 3.4%

Newell Brands, Inc.	15,848	$424,410

Tempur Sealy International, Inc.	13,229	483,652

Toll Brothers, Inc.	13,934	790,476

Whirlpool Corp.	1,344	296,150

Total Household Durables		1,994,688

Household Products – 1.0%

Kimberly-Clark Corp.	2,203	306,327

Procter & Gamble Co. (The)	1,925	260,703

Total Household Products		567,030

Industrial Conglomerates – 0.5%

Carlisle Cos., Inc.	1,624	267,278

Insurance – 4.7%

Aflac, Inc.	11,975	612,881

Allstate Corp. (The)	7,242	832,106

Assurant, Inc.	2,959	419,497

Old Republic International Corp.	21,763	475,304

Travelers Cos., Inc. (The)	2,745	412,848

Total Insurance		2,752,636

Internet & Direct Marketing Retail – 1.9%

eBay, Inc.	18,032	1,104,280

IT Services – 3.0%

Cognizant Technology Solutions Corp. Class A	6,865	536,294

FleetCor Technologies, Inc.*	1,572	422,286

GoDaddy, Inc. Class A*	3,331	258,552

VeriSign, Inc.*	1,009	200,549

Western Union Co. (The)	13,431	331,209

Total IT Services		1,748,890

Leisure Products – 0.9%

Brunswick Corp.	5,311	506,510

Life Sciences Tools & Services – 1.2%

Waters Corp.*	2,522	716,677

Machinery – 1.3%

Illinois Tool Works, Inc.	1,415	313,451

Lincoln Electric Holdings, Inc.	3,800	467,172

Total Machinery		780,623

Media – 5.2%

Altice USA, Inc. Class A*	22,143	720,312

Charter Communications, Inc. Class A*	688	424,510

Discovery, Inc. Class A*	19,384	842,428

Fox Corp. Class A	16,302	588,665

Sirius XM Holdings, Inc.(a)	76,946	468,601

Total Media		3,044,516

Metals & Mining – 0.8%

Reliance Steel & Aluminum Co.	2,987	454,890

Multi-Utilities – 1.4%

Dominion Energy, Inc.	7,245	550,330

Public Service Enterprise Group, Inc.	4,374	263,359

Total Multi-Utilities		813,689

Multiline Retail – 0.4%

Dollar General Corp.	1,242	251,654

Oil, Gas & Consumable Fuels – 5.1%

Diamondback Energy, Inc.	9,679	711,310

Exxon Mobil Corp.	8,309	463,891

Kinder Morgan, Inc.	36,352	605,261

Pioneer Natural Resources Co.	902	143,255

Targa Resources Corp.	13,305	422,434

Williams Cos., Inc. (The)	25,433	602,508

Total Oil, Gas & Consumable Fuels		2,948,659

Pharmaceuticals – 1.6%

Bristol-Myers Squibb Co.	10,008	631,805

Merck & Co., Inc.	3,577	275,751

Total Pharmaceuticals		907,556

Professional Services – 1.2%

Booz Allen Hamilton Holding Corp.	3,085	248,435

Robert Half International, Inc.	6,085	475,056

Total Professional Services		723,491

Road & Rail – 1.0%

Kansas City Southern	2,168	572,178

Semiconductors & Semiconductor Equipment – 3.5%

Intel Corp.	5,733	366,912

KLA Corp.	945	312,228

Lam Research Corp.	1,212	721,431

Texas Instruments, Inc.	2,390	451,686

Xilinx, Inc.	1,663	206,046

Total Semiconductors & Semiconductor Equipment		2,058,303

Software – 3.3%

Citrix Systems, Inc.	2,633	369,568

Dropbox, Inc. Class A*	10,136	270,226

Fortinet, Inc.*	3,128	576,866

Oracle Corp.	10,338	725,417

Total Software		1,942,077

Specialty Retail – 5.3%

AutoNation, Inc.*	5,902	550,184

AutoZone, Inc.*	298	418,481

Best Buy Co., Inc.	4,543	521,582

Home Depot, Inc. (The)	950	289,988

Lowe’s Cos., Inc.	2,698	513,106

O’Reilly Automotive, Inc.*	685	347,466

Williams-Sonoma, Inc.	2,620	469,504

Total Specialty Retail		3,110,311

Technology Hardware, Storage & Peripherals – 2.4%

Apple, Inc.	5,195	634,569

HP, Inc.	14,067	446,627

NetApp, Inc.	4,756	345,619

Total Technology Hardware, Storage & Peripherals		1,426,815

Tobacco – 2.3%

Altria Group, Inc.	16,138	825,620

See Notes to Financial Statements.

WisdomTree Trust	67

Schedule of Investments (concluded)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

March 31, 2021

Investments	Shares	Value

Philip Morris International, Inc.	5,485	$486,739

Total Tobacco		1,312,359
TOTAL COMMON STOCKS (Cost: $49,748,304)		58,373,883

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.2%

United States – 1.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(b)
(Cost: $685,611)	685,611	685,611

TOTAL INVESTMENTS IN SECURITIES – 101.1% (Cost: $50,433,915)		59,059,494

Other Assets less Liabilities – (1.1)%		(618,867)

NET ASSETS – 100.0%		$58,440,627
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at March 31, 2021 (See Note 2). At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,038,068 and the total market value of the collateral held by the Fund was $1,057,692. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $372,081.

(b)	Rate shown represents annualized 7-day yield as of March 31, 2021.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$58,373,883	$—	$—	$58,373,883
Investment of Cash Collateral for Securities Loaned	—	685,611	—	685,611
Total Investments in Securities	$58,373,883	$685,611	$—	$59,059,494

See Notes to Financial Statements.

68	WisdomTree Trust

Schedule of Investments

WisdomTree U.S. SmallCap Dividend Fund (DES)

March 31, 2021

Investments	Shares	Value

COMMON STOCKS – 99.8%

United States – 99.4%

Aerospace & Defense – 0.6%

Cubic Corp.	22,301	$1,662,986

Kaman Corp.	55,283	2,835,465

Maxar Technologies, Inc.	8,093	306,077

Moog, Inc. Class A	50,826	4,226,182

National Presto Industries, Inc.	13,061	1,333,136

Park Aerospace Corp.	98,002	1,295,587

Total Aerospace & Defense		11,659,433

Air Freight & Logistics – 0.2%

Forward Air Corp.	47,734	4,239,257

Auto Components – 0.9%

Cooper Tire & Rubber Co.	125,076	7,001,755

Patrick Industries, Inc.	58,466	4,969,610

Standard Motor Products, Inc.	94,392	3,924,819

Total Auto Components		15,896,184

Automobiles – 0.2%

Winnebago Industries, Inc.	43,308	3,322,157

Banks – 17.2%

1st Constitution Bancorp(a)	5,384	94,812

1st Source Corp.	40,478	1,925,943

ACNB Corp.	13,734	402,406

Allegiance Bancshares, Inc.	9,460	383,508

Altabancorp(a)	22,801	958,554

Amalgamated Financial Corp.	48,894	811,151

American National Bankshares, Inc.	21,159	699,728

Ameris Bancorp	63,855	3,353,026

Ames National Corp.	25,946	663,699

Arrow Financial Corp.	29,977	998,534

Associated Banc-Corp.	380,433	8,118,440

Atlantic Union Bankshares Corp.	140,604	5,393,569

Auburn National BanCorp, Inc.(a)	5,659	217,136

BancFirst Corp.	45,670	3,228,412

BancorpSouth Bank	166,638	5,412,402

Bank First Corp.	6,123	459,164

Bank of Commerce Holdings	19,849	253,075

Bank of Marin Bancorp	17,713	693,641

Bank of Princeton (The)(a)	9,448	270,402

Bank7 Corp.	21,728	382,630

BankFinancial Corp.(a)	42,807	441,768

BankUnited, Inc.	151,313	6,650,206

Bankwell Financial Group, Inc.(a)	15,546	418,965

Banner Corp.	74,853	3,991,910

Bar Harbor Bankshares	32,844	966,270

BCB Bancorp, Inc.	50,448	696,182

Berkshire Hills Bancorp, Inc.	82,488	1,841,132

Brookline Bancorp, Inc.	177,786	2,666,790

Bryn Mawr Bank Corp.	43,453	1,977,546

Business First Bancshares, Inc.	25,511	610,478

Byline Bancorp, Inc.	9,562	202,236

C&F Financial Corp.	5,707	252,763

Cadence BanCorp	154,103	3,194,555

Cambridge Bancorp	15,194	$1,281,158

Camden National Corp.	32,619	1,561,145

Capital City Bank Group, Inc.	20,701	538,640

Capstar Financial Holdings, Inc.	24,168	416,898

Cathay General Bancorp	186,083	7,588,465

CB Financial Services, Inc.(a)	11,011	243,673

CBTX, Inc.	29,544	907,592

Central Pacific Financial Corp.	78,620	2,097,582

Central Valley Community Bancorp	21,458	395,042

Century Bancorp, Inc. Class A	1,037	96,762

Chemung Financial Corp.(a)	7,639	319,463

ChoiceOne Financial Services, Inc.	7,752	186,436

Citizens & Northern Corp.	54,808	1,303,334

Citizens Holding Co.(a)	7,708	153,389

City Holding Co.	45,978	3,760,081

Civista Bancshares, Inc.	20,951	480,616

CNB Financial Corp.	30,213	743,542

Codorus Valley Bancorp, Inc.(a)	20,601	379,264

Colony Bankcorp, Inc.	8,037	125,377

Columbia Banking System, Inc.	139,459	6,009,288

Community Financial Corp. (The)	9,327	319,450

Community Trust Bancorp, Inc.	41,799	1,840,410

ConnectOne Bancorp, Inc.	34,650	878,378

County Bancorp, Inc.(a)	7,204	172,680

CVB Financial Corp.	288,726	6,377,957

Dime Community Bancshares, Inc.	95,555	2,880,028

Eagle Bancorp Montana, Inc.	6,338	154,140

Eagle Bancorp, Inc.	41,136	2,188,847

Enterprise Bancorp, Inc.	20,566	668,806

Enterprise Financial Services Corp.	33,062	1,634,585

Evans Bancorp, Inc.(a)	13,187	446,907

Farmers & Merchants Bancorp, Inc.	24,535	616,810

Farmers National Banc Corp.	67,905	1,134,014

FB Financial Corp.	25,232	1,121,815

Fidelity D&D Bancorp, Inc.(a)	4,456	274,044

Financial Institutions, Inc.	48,234	1,461,008

First Bancorp	38,478	1,673,793

First Bancorp, Inc. (The)	37,950	1,107,761

First Bancshares, Inc. (The)	18,479	676,516

First Bank	11,150	135,696

First Busey Corp.	134,921	3,460,724

First Business Financial Services, Inc.(a)	18,210	450,333

First Capital, Inc.(a)	3,773	183,783

First Choice Bancorp	39,341	956,380

First Commonwealth Financial Corp.	233,735	3,358,772

First Community Bankshares, Inc.	43,819	1,314,132

First Community Corp.	8,702	173,605

First Financial Bancorp	288,549	6,925,176

First Financial Corp.	29,065	1,308,216

First Financial Northwest, Inc.(a)	19,657	280,112

First Foundation, Inc.	37,178	872,196

First Internet Bancorp	8,128	286,349

First Interstate BancSystem, Inc. Class A	90,894	4,184,760

First Merchants Corp.	92,301	4,291,997

See Notes to Financial Statements.

WisdomTree Trust	69

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

March 31, 2021

Investments	Shares	Value

First Mid Bancshares, Inc.(a)	26,831	$1,178,686

First Northwest Bancorp	8,227	136,733

First of Long Island Corp. (The)	62,771	1,333,884

First Savings Financial Group, Inc.	967	64,924

First United Corp.	18,311	322,640

Flushing Financial Corp.	106,983	2,271,249

FNCB Bancorp, Inc.(a)	24,612	185,574

Franklin Financial Services Corp.(a)	8,799	274,353

Fulton Financial Corp.	360,247	6,135,006

German American Bancorp, Inc.(a)	53,684	2,481,274

Great Southern Bancorp, Inc.	21,471	1,216,762

Guaranty Bancshares, Inc.	24,232	890,526

HarborOne Bancorp, Inc.	24,257	326,742

Hawthorn Bancshares, Inc.	6,316	134,468

HBT Financial, Inc.	82,509	1,412,554

Heartland Financial USA, Inc.	38,962	1,958,230

Heritage Commerce Corp.	215,522	2,633,679

Heritage Financial Corp.(a)	73,178	2,066,547

Hilltop Holdings, Inc.	105,518	3,601,329

Hope Bancorp, Inc.	372,466	5,609,338

Horizon Bancorp, Inc.	81,488	1,514,047

Independent Bank Corp.	110,099	5,508,292

Independent Bank Group, Inc.	49,362	3,565,911

International Bancshares Corp.	114,793	5,328,691

Investar Holding Corp.	5,595	114,977

Investors Bancorp, Inc.	671,156	9,859,282

Lakeland Bancorp, Inc.	106,958	1,864,278

Lakeland Financial Corp.(a)	48,930	3,385,467

Landmark Bancorp, Inc.	9,027	238,493

LCNB Corp.	38,159	667,783

Level One Bancorp, Inc.	7,243	186,725

Live Oak Bancshares, Inc.	8,785	601,685

Macatawa Bank Corp.	97,864	973,747

Mackinac Financial Corp.	33,520	469,950

Mercantile Bank Corp.	39,496	1,282,435

Meridian Corp.	7,168	186,368

Metrocity Bankshares, Inc.	65,461	1,006,790

Mid Penn Bancorp, Inc.(a)	13,075	350,541

Middlefield Banc Corp.(a)	9,986	209,307

Midland States Bancorp, Inc.	78,660	2,182,028

MidWestOne Financial Group, Inc.	32,402	1,003,490

MVB Financial Corp.	17,069	576,932

National Bank Holdings Corp. Class A	44,105	1,750,086

National Bankshares, Inc.	14,100	500,691

NBT Bancorp, Inc.	83,942	3,349,286

Northeast Bank	7,325	193,307

Northrim Bancorp, Inc.	26,823	1,140,246

Norwood Financial Corp.	16,563	440,741

Oak Valley Bancorp(a)	3,560	61,054

OceanFirst Financial Corp.	134,391	3,217,321

Ohio Valley Banc Corp.(a)	4,358	105,812

Old National Bancorp	327,605	6,335,881

Old Second Bancorp, Inc.	4,624	61,083

Origin Bancorp, Inc.	22,358	948,203

Orrstown Financial Services, Inc.	28,766	$641,482

Park National Corp.(a)	37,769	4,883,532

Parke Bancorp, Inc.(a)	20,969	419,170

PCB Bancorp(a)	44,393	665,895

Peapack-Gladstone Financial Corp.	8,814	272,176

Penns Woods Bancorp, Inc.(a)	17,658	425,381

Peoples Bancorp of North Carolina, Inc.	10,335	244,319

Peoples Bancorp, Inc.	60,059	1,992,157

Peoples Financial Services Corp.	14,126	596,682

Plumas Bancorp(a)	6,884	201,357

Preferred Bank	22,051	1,404,208

Premier Financial Bancorp, Inc.	29,939	556,566

Primis Financial Corp.	61,249	890,560

QCR Holdings, Inc.	6,343	299,516

RBB Bancorp	39,000	790,530

Red River Bancshares, Inc.(a)	3,098	173,519

Reliant Bancorp, Inc.	17,503	502,686

Renasant Corp.	87,182	3,607,591

Republic Bancorp, Inc. Class A	33,604	1,488,321

Richmond Mutual BanCorp, Inc.(a)	11,637	157,798

Salisbury Bancorp, Inc.	10,961	486,778

Sandy Spring Bancorp, Inc.	102,495	4,451,358

SB Financial Group, Inc.(a)	7,454	136,110

ServisFirst Bancshares, Inc.	80,251	4,921,794

Shore Bancshares, Inc.(a)	21,805	371,121

Sierra Bancorp	39,222	1,051,150

Simmons First National Corp. Class A	202,850	6,018,560

SmartFinancial, Inc.	6,401	138,582

South Plains Financial, Inc.	13,757	312,559

Southside Bancshares, Inc.	76,775	2,956,605

Spirit of Texas Bancshares, Inc.	9,260	206,591

Stock Yards Bancorp, Inc.(a)	46,647	2,381,796

Summit Financial Group, Inc.	24,879	660,537

Tompkins Financial Corp.	24,560	2,031,112

Towne Bank	132,602	4,031,101

TriCo Bancshares	43,433	2,057,421

Trustmark Corp.	126,606	4,261,558

Union Bankshares, Inc.(a)	16,148	484,440

United Community Banks, Inc.	131,682	4,492,990

United Security Bancshares	52,961	433,751

Unity Bancorp, Inc.(a)	8,813	193,886

Univest Financial Corp.	62,236	1,779,327

Veritex Holdings, Inc.	85,918	2,811,237

Washington Trust Bancorp, Inc.	44,409	2,292,837

WesBanco, Inc.	165,561	5,970,130

West Bancorp, Inc.(a)	53,111	1,279,444

Westamerica BanCorp	72,758	4,567,747

Total Banks		315,438,356

Beverages – 0.2%

Coca-Cola Consolidated, Inc.	5,832	1,684,165

MGP Ingredients, Inc.	26,198	1,549,612

Total Beverages		3,233,777

See Notes to Financial Statements.

70	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

March 31, 2021

Investments	Shares	Value

Building Products – 0.7%

Apogee Enterprises, Inc.	106,260	$4,343,909

CSW Industrials, Inc.	14,895	2,010,825

Griffon Corp.	131,385	3,569,730

Insteel Industries, Inc.	20,345	627,440

Quanex Building Products Corp.	76,107	1,996,287

Total Building Products		12,548,191

Capital Markets – 2.4%

B. Riley Financial, Inc.	91,256	5,145,013

BGC Partners, Inc. Class A	199,779	964,933

Brightsphere Investment Group, Inc.	21,628	440,779

Cowen, Inc. Class A	23,042	809,926

Federated Hermes, Inc. Class B	208,205	6,516,816

GAMCO Investors, Inc. Class A	11,365	210,821

GCM Grosvenor, Inc. Class A(a)	865,242	10,296,380

Greenhill & Co., Inc.	18,020	296,970

Hamilton Lane, Inc. Class A	48,860	4,327,042

Moelis & Co. Class A	165,038	9,057,285

Oppenheimer Holdings, Inc. Class A	17,683	708,204

Piper Sandler Cos.	20,840	2,285,106

PJT Partners, Inc. Class A	5,623	380,396

Pzena Investment Management, Inc. Class A	14,517	152,864

Silvercrest Asset Management Group, Inc. Class A	24,074	346,184

Value Line, Inc.(a)	16,685	470,350

Victory Capital Holdings, Inc. Class A(a)	10,436	266,744

Virtus Investment Partners, Inc.	7,372	1,736,106

Total Capital Markets		44,411,919

Chemicals – 3.0%

Cabot Corp.	283,970	14,891,387

Chase Corp.	11,125	1,294,839

FutureFuel Corp.	117,234	1,703,410

H.B. Fuller Co.(a)	145,709	9,166,553

Hawkins, Inc.	86,870	2,911,882

Innospec, Inc.	45,528	4,675,270

Kronos Worldwide, Inc.	652,832	9,988,330

Minerals Technologies, Inc.	18,527	1,395,454

Stepan Co.	52,119	6,624,846

Tredegar Corp.	107,225	1,609,447

Valhi, Inc.	49,432	1,013,850

Total Chemicals		55,275,268

Commercial Services & Supplies – 5.0%

ABM Industries, Inc.	184,974	9,435,524

ACCO Brands Corp.	410,116	3,461,379

Acme United Corp.	12,982	512,010

Brady Corp. Class A	134,480	7,187,956

CompX International, Inc.	19,813	356,832

Covanta Holding Corp.	490,095	6,792,717

Deluxe Corp.	275,554	11,562,246

Ennis, Inc.	206,313	4,404,783

Healthcare Services Group, Inc.	365,031	10,231,819

Herman Miller, Inc.	173,336	7,132,776

HNI Corp.	210,259	8,317,846

Interface, Inc.	53,917	672,884

Kimball International, Inc. Class B	177,287	2,482,018

Matthews International Corp. Class A	148,019	5,854,151

Pitney Bowes, Inc.	878,186	7,236,253

Steelcase, Inc. Class A	421,981	6,072,307

VSE Corp.	14,711	581,084

Total Commercial Services & Supplies		92,294,585

Communications Equipment – 0.3%

ADTRAN, Inc.	180,467	3,010,190

Comtech Telecommunications Corp.	82,790	2,056,504

PCTEL, Inc.*	72,431	503,395

Total Communications Equipment		5,570,089

Construction & Engineering – 1.0%

Arcosa, Inc.	28,823	1,876,089

Argan, Inc.(a)	52,588	2,805,570

Comfort Systems USA, Inc.	72,166	5,395,852

Granite Construction, Inc.	133,818	5,386,174

Primoris Services Corp.	67,762	2,244,955

Total Construction & Engineering		17,708,640

Construction Materials – 0.0%

United States Lime & Minerals, Inc.	4,697	628,036

Consumer Finance – 0.9%

Curo Group Holdings Corp.(a)	51,893	757,119

FirstCash, Inc.	33,810	2,220,302

Navient Corp.	717,210	10,263,275

Nelnet, Inc. Class A	21,566	1,568,711

Regional Management Corp.	23,309	807,890

Total Consumer Finance		15,617,297

Containers & Packaging – 1.2%

Greif, Inc. Class A(a)	325,172	18,534,804

Myers Industries, Inc.	158,979	3,141,425

Total Containers & Packaging		21,676,229

Distributors – 0.4%

Core-Mark Holding Co., Inc.	114,981	4,448,615

Educational Development Corp.(a)	49,388	842,065

Weyco Group, Inc.(a)	54,063	1,169,383

Total Distributors		6,460,063

Diversified Consumer Services – 0.8%

Carriage Services, Inc.	48,858	1,719,313

Graham Holdings Co. Class B	7,424	4,175,555

Strategic Education, Inc.	92,497	8,501,399

Total Diversified Consumer Services		14,396,267

Diversified Financial Services – 0.1%

Alerus Financial Corp.(a)	33,634	1,001,621

Marlin Business Services Corp.	22,386	305,345

Total Diversified Financial Services		1,306,966

Diversified Telecommunication Services – 0.1%

ATN International, Inc.	32,683	1,605,389

Electric Utilities – 1.2%

Genie Energy Ltd. Class B(a)	216,547	1,372,908

MGE Energy, Inc.	113,462	8,100,052

See Notes to Financial Statements.

WisdomTree Trust	71

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

March 31, 2021

Investments	Shares	Value

Otter Tail Corp.	212,156	$9,795,243

Spark Energy, Inc. Class A(a)	241,587	2,580,149

Total Electric Utilities		21,848,352

Electrical Equipment – 0.5%

Allied Motion Technologies, Inc.	6,187	317,579

AZZ, Inc.	58,807	2,960,932

Encore Wire Corp.	6,786	455,544

GrafTech International Ltd.	158,229	1,935,141

LSI Industries, Inc.	154,339	1,316,512

Powell Industries, Inc.(a)	58,640	1,986,137

Preformed Line Products Co.	10,863	746,831

Total Electrical Equipment		9,718,676

Electronic Equipment, Instruments & Components – 1.4%

Badger Meter, Inc.	50,965	4,743,312

Bel Fuse, Inc. Class B	23,627	469,941

Belden, Inc.	34,624	1,536,267

Benchmark Electronics, Inc.	130,964	4,049,407

CTS Corp.	32,124	997,771

Methode Electronics, Inc.	68,900	2,892,422

PC Connection, Inc.(a)	30,515	1,415,591

Vishay Intertechnology, Inc.	391,047	9,416,412

Total Electronic Equipment, Instruments & Components		25,521,123

Energy Equipment & Services – 1.0%

Archrock, Inc.	1,443,586	13,699,631

Cactus, Inc. Class A	94,003	2,878,372

Solaris Oilfield Infrastructure, Inc. Class A(a)	206,102	2,528,872

Total Energy Equipment & Services		19,106,875

Entertainment – 0.6%

Warner Music Group Corp. Class A(a)	187,696	6,443,604

World Wrestling Entertainment, Inc. Class A(a)	77,989	4,231,683

Total Entertainment		10,675,287

Equity Real Estate Investment Trusts (REITs) – 8.6%

Alexander’s, Inc.	16,244	4,504,461

Alpine Income Property Trust, Inc.	19,993	347,079

American Assets Trust, Inc.	101,321	3,286,853

Armada Hoffler Properties, Inc.	131,049	1,643,354

Bluerock Residential Growth REIT, Inc.	84,163	850,888

Brandywine Realty Trust	583,406	7,531,772

Brookfield Property REIT, Inc. Class A	174,886	3,139,204

BRT Apartments Corp.	54,250	913,570

CareTrust REIT, Inc.	226,833	5,281,806

CatchMark Timber Trust, Inc. Class A	156,336	1,591,501

Centerspace	36,077	2,453,236

CIM Commercial Trust Corp.(a)	12,553	161,808

Clipper Realty, Inc.	74,026	586,286

Columbia Property Trust, Inc.	355,731	6,083,000

Community Healthcare Trust, Inc.	45,839	2,114,095

CTO Realty Growth, Inc.(a)	20,216	1,051,434

Diversified Healthcare Trust	148,853	711,517

Easterly Government Properties, Inc.	207,070	4,292,561

Essential Properties Realty Trust, Inc.	244,656	5,585,497

Farmland Partners, Inc.	52,836	592,292

Four Corners Property Trust, Inc.	241,108	6,606,359

Getty Realty Corp.	172,694	4,890,694

Gladstone Commercial Corp.	152,166	2,976,367

Gladstone Land Corp.	53,778	984,137

Global Medical REIT, Inc.	147,385	1,932,217

Independence Realty Trust, Inc.	185,736	2,823,187

Indus Realty Trust, Inc.	2,468	148,475

Industrial Logistics Properties Trust	288,666	6,676,845

iStar, Inc.(a)	107,964	1,919,600

Kite Realty Group Trust	100,084	1,930,620

LTC Properties, Inc.	121,472	5,067,812

Monmouth Real Estate Investment Corp.	230,023	4,069,107

National Storage Affiliates Trust	218,372	8,719,594

NETSTREIT Corp.	67,952	1,256,433

New Senior Investment Group, Inc.	211,228	1,315,950

NexPoint Residential Trust, Inc.	56,896	2,622,337

Office Properties Income Trust	232,500	6,398,400

One Liberty Properties, Inc.	83,344	1,856,071

Paramount Group, Inc.	473,834	4,799,938

Piedmont Office Realty Trust, Inc. Class A	337,445	5,861,420

Plymouth Industrial REIT, Inc.	85,452	1,439,866

Postal Realty Trust, Inc. Class A(a)	22,710	390,158

Retail Properties of America, Inc. Class A	46,317	485,402

Retail Value, Inc.	77,020	1,441,044

Saul Centers, Inc.	72,411	2,904,405

SITE Centers Corp.	204,799	2,777,074

UMH Properties, Inc.	109,777	2,104,425

Uniti Group, Inc.	660,819	7,288,834

Universal Health Realty Income Trust	26,736	1,812,166

Urstadt Biddle Properties, Inc. Class A	63,613	1,059,156

Washington Real Estate Investment Trust	215,609	4,764,959

Weingarten Realty Investors	212,711	5,724,053

Total Equity Real Estate Investment Trusts (REITs)		157,769,319

Food & Staples Retailing – 1.6%

Andersons, Inc. (The)	154,372	4,226,705

Ingles Markets, Inc. Class A	52,923	3,262,703

Natural Grocers by Vitamin Cottage, Inc.(a)	95,117	1,669,303

PriceSmart, Inc.	52,958	5,123,687

SpartanNash Co.	239,572	4,702,798

Village Super Market, Inc. Class A	72,135	1,700,222

Weis Markets, Inc.(a)	152,251	8,605,227

Total Food & Staples Retailing		29,290,645

Food Products – 2.2%

Alico, Inc.(a)	17,147	512,009

B&G Foods, Inc.(a)	932,685	28,969,196

Calavo Growers, Inc.(a)	38,312	2,974,544

John B. Sanfilippo & Son, Inc.	18,318	1,655,398

Limoneira Co.	60,135	1,052,362

Tootsie Roll Industries, Inc.(a)	109,600	3,631,046

Utz Brands, Inc.	89,845	2,227,258

Total Food Products		41,021,813

Gas Utilities – 2.0%

Chesapeake Utilities Corp.	65,175	7,565,514

Northwest Natural Holding Co.	179,686	9,694,060

See Notes to Financial Statements.

72	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

March 31, 2021

Investments	Shares	Value

RGC Resources, Inc.	45,964	$1,019,481

South Jersey Industries, Inc.(a)	793,534	17,917,998

Total Gas Utilities		36,197,053

Health Care Equipment & Supplies – 0.2%

Atrion Corp.(a)	2,818	1,807,212

LeMaitre Vascular, Inc.	29,748	1,451,107

Mesa Laboratories, Inc.	1,213	295,366

Utah Medical Products, Inc.	5,874	508,688

Total Health Care Equipment & Supplies		4,062,373

Health Care Providers & Services – 1.2%

National HealthCare Corp.	73,072	5,693,039

Owens & Minor, Inc.	7,083	266,250

Patterson Cos., Inc.	475,929	15,205,932

Total Health Care Providers & Services		21,165,221

Health Care Technology – 0.0%

Simulations Plus, Inc.(a)	14,285	903,383

Hotels, Restaurants & Leisure – 0.8%

Jack in the Box, Inc.(a)	61,731	6,776,829

Nathan’s Famous, Inc.	11,850	747,617

Papa John’s International, Inc.	76,334	6,766,246

RCI Hospitality Holdings, Inc.	12,370	786,608

Total Hotels, Restaurants & Leisure		15,077,300

Household Durables – 0.9%

Bassett Furniture Industries, Inc.	33,308	808,385

Ethan Allen Interiors, Inc.	203,942	5,630,839

Flexsteel Industries, Inc.(a)	10,716	373,452

Hamilton Beach Brands Holding Co. Class A	32,604	591,110

Hooker Furniture Corp.(a)	46,098	1,680,733

La-Z-Boy, Inc.(a)	149,543	6,352,587

Lifetime Brands, Inc.	47,562	698,686

Total Household Durables		16,135,792

Household Products – 0.1%

Ocean Bio-Chem, Inc.(a)	11,841	142,329

Oil-Dri Corp. of America	37,732	1,299,490

Total Household Products		1,441,819

Insurance – 2.7%

American Equity Investment Life Holding Co.	64,455	2,032,266

American National Group, Inc.	57,354	6,186,776

AMERISAFE, Inc.	33,464	2,141,696

Crawford & Co. Class A(a)	51,003	543,182

Donegal Group, Inc. Class A	97,314	1,446,086

Employers Holdings, Inc.	55,015	2,368,946

FBL Financial Group, Inc. Class A(a)	55,057	3,078,788

HCI Group, Inc.(a)	19,380	1,488,772

Heritage Insurance Holdings, Inc.	53,815	596,270

Horace Mann Educators Corp.	69,287	2,993,891

Independence Holding Co.	10,020	399,297

Investors Title Co.	2,697	447,702

Mercury General Corp.	257,889	15,682,230

National Western Life Group, Inc. Class A	314	78,186

Protective Insurance Corp. Class B	25,145	575,066

Safety Insurance Group, Inc.	57,124	4,812,697

Stewart Information Services Corp.	59,304	3,085,587

Tiptree, Inc.(a)	74,527	667,017

Total Insurance		48,624,455

Internet & Direct Marketing Retail – 0.6%

PetMed Express, Inc.(a)	116,786	4,107,948

Shutterstock, Inc.	81,835	7,286,588

Total Internet & Direct Marketing Retail		11,394,536

IT Services – 1.1%

Cass Information Systems, Inc.(a)	50,413	2,332,609

CSG Systems International, Inc.	162,245	7,283,178

Hackett Group, Inc. (The)	129,478	2,122,144

NIC, Inc.	151,990	5,157,021

Switch, Inc. Class A	221,580	3,602,891

Total IT Services		20,497,843

Leisure Products – 0.9%

Clarus Corp.	54,979	937,392

Escalade, Inc.(a)	82,609	1,727,354

Johnson Outdoors, Inc. Class A	10,791	1,540,415

Marine Products Corp.	106,351	1,730,331

Smith & Wesson Brands, Inc.	98,915	1,726,067

Sturm Ruger & Co., Inc.(a)	140,268	9,267,507

Total Leisure Products		16,929,066

Life Sciences Tools & Services – 0.2%

Luminex Corp.	107,009	3,413,587

Machinery – 5.3%

Alamo Group, Inc.	9,118	1,423,776

Albany International Corp. Class A	46,476	3,879,352

Astec Industries, Inc.	33,904	2,557,040

Barnes Group, Inc.	94,000	4,656,760

Columbus McKinnon Corp.	24,265	1,280,221

Douglas Dynamics, Inc.	92,335	4,261,260

Eastern Co. (The)	17,350	464,980

Enerpac Tool Group Corp.	20,494	535,303

EnPro Industries, Inc.	45,053	3,841,669

ESCO Technologies, Inc.	12,411	1,351,434

Federal Signal Corp.	130,855	5,011,747

Gorman-Rupp Co. (The)	63,385	2,098,677

Graham Corp.(a)	42,829	609,885

Greenbrier Cos., Inc. (The)(a)	151,744	7,165,352

Helios Technologies, Inc.	32,937	2,400,119

Hurco Cos., Inc.	13,795	486,964

Hyster-Yale Materials Handling, Inc.	41,995	3,658,604

Kadant, Inc.	18,325	3,390,308

Lindsay Corp.	26,030	4,337,119

Miller Industries, Inc.	54,802	2,531,304

Mueller Industries, Inc.	153,080	6,329,858

Mueller Water Products, Inc. Class A	658,396	9,145,121

Omega Flex, Inc.	14,166	2,236,528

Park-Ohio Holdings Corp.	24,637	775,819

Shyft Group, Inc. (The)	20,112	748,166

Standex International Corp.	20,525	1,961,574

See Notes to Financial Statements.

WisdomTree Trust	73

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

March 31, 2021

Investments	Shares	Value

Tennant Co.	36,225	$2,894,015

Trinity Industries, Inc.	502,417	14,313,860

Wabash National Corp.	130,672	2,456,634

Total Machinery		96,803,449

Marine – 0.6%

Matson, Inc.	154,126	10,280,204

Media – 1.4%

Entravision Communications Corp. Class A	332,968	1,345,191

EW Scripps Co. (The) Class A	156,644	3,018,530

John Wiley & Sons, Inc. Class A	221,405	12,000,151

Scholastic Corp.	109,331	3,291,956

Sinclair Broadcast Group, Inc. Class A	201,218	5,887,639

Total Media		25,543,467

Metals & Mining – 3.5%

Commercial Metals Co.	644,030	19,861,885

Compass Minerals International, Inc.	356,682	22,371,095

Gold Resource Corp.	169,095	446,411

Haynes International, Inc.	61,319	1,819,335

Hecla Mining Co.(a)	207,436	1,180,311

Kaiser Aluminum Corp.	67,208	7,426,484

Materion Corp.	26,301	1,742,178

Olympic Steel, Inc.	4,301	126,664

Schnitzer Steel Industries, Inc. Class A(a)	105,753	4,419,418

SunCoke Energy, Inc.	592,329	4,152,226

Total Metals & Mining		63,546,007

Multi-Utilities – 1.3%

Avista Corp.	426,315	20,356,541

Unitil Corp.	79,749	3,643,732

Total Multi-Utilities		24,000,273

Multiline Retail – 1.3%

Big Lots, Inc.	234,980	16,049,134

Franchise Group, Inc.	226,694	8,185,920

Total Multiline Retail		24,235,054

Oil, Gas & Consumable Fuels – 0.5%

Adams Resources & Energy, Inc.	22,308	624,847

Evolution Petroleum Corp.	186,684	630,992

Falcon Minerals Corp.(a)	564,383	2,534,080

NACCO Industries, Inc. Class A	16,365	408,307

SM Energy Co.	68,558	1,122,294

World Fuel Services Corp.	117,761	4,145,187

Total Oil, Gas & Consumable Fuels		9,465,707

Paper & Forest Products – 1.2%

Glatfelter Corp.	217,781	3,734,944

Neenah, Inc.	87,306	4,485,782

Schweitzer-Mauduit International, Inc.	213,588	10,459,405

Verso Corp. Class A	180,122	2,627,980

Total Paper & Forest Products		21,308,111

Personal Products – 1.7%

Edgewell Personal Care Co.	129,024	5,109,350

Medifast, Inc.	64,668	13,697,976

Nu Skin Enterprises, Inc. Class A	219,617	11,615,543

Total Personal Products		30,422,869

Pharmaceuticals – 0.1%

Phibro Animal Health Corp. Class A	86,096	2,100,742

Professional Services – 1.5%

Barrett Business Services, Inc.	21,287	1,465,823

BGSF, Inc.(a)	49,963	699,482

CRA International, Inc.	25,758	1,922,577

Heidrick & Struggles International, Inc.	66,397	2,371,701

ICF International, Inc.	18,371	1,605,625

Kforce, Inc.	63,035	3,378,676

Korn Ferry	75,956	4,737,376

ManTech International Corp. Class A	96,576	8,397,283

Resources Connection, Inc.(a)	219,248	2,968,618

Total Professional Services		27,547,161

Real Estate Management & Development – 0.7%

Kennedy-Wilson Holdings, Inc.	376,167	7,602,335

Newmark Group, Inc. Class A	62,152	621,831

RE/MAX Holdings, Inc. Class A	28,871	1,137,228

RMR Group, Inc. (The) Class A	31,053	1,267,273

St. Joe Co. (The)	31,052	1,332,131

Total Real Estate Management & Development		11,960,798

Road & Rail – 0.9%

ArcBest Corp.	43,691	3,074,536

Heartland Express, Inc.	58,499	1,145,410

Marten Transport Ltd.	118,860	2,017,054

Schneider National, Inc. Class B	262,055	6,543,513

Universal Logistics Holdings, Inc.	111,422	2,931,513

Total Road & Rail		15,712,026

Semiconductors & Semiconductor Equipment – 0.2%

NVE Corp.(a)	55,320	3,877,932

Software – 1.2%

American Software, Inc. Class A	113,082	2,340,797

Ebix, Inc.(a)	41,734	1,336,740

InterDigital, Inc.	105,904	6,719,609

Progress Software Corp.	170,364	7,506,238

QAD, Inc. Class A	16,529	1,100,501

Xperi Holding Corp.(a)	167,267	3,641,402

Total Software		22,645,287

Specialty Retail – 3.8%

Big 5 Sporting Goods Corp.(a)	240,532	3,776,352

Buckle, Inc. (The)	274,883	10,797,404

Caleres, Inc.	118,266	2,578,199

Camping World Holdings, Inc. Class A(a)	84,935	3,089,935

Group 1 Automotive, Inc.	25,659	4,048,734

Guess?, Inc.(a)	214,775	5,047,213

Haverty Furniture Cos., Inc.	130,167	4,840,911

Monro, Inc.(a)	93,117	6,127,099

Rent-A-Center, Inc.	413,278	23,829,609

Shoe Carnival, Inc.	19,987	1,236,796

Sonic Automotive, Inc. Class A	46,299	2,295,041

See Notes to Financial Statements.

74	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

March 31, 2021

Investments	Shares	Value

Winmark Corp.	5,231	$975,215

Total Specialty Retail		68,642,508

Textiles, Apparel & Luxury Goods – 1.8%

Culp, Inc.	46,401	714,111

Kontoor Brands, Inc.	469,750	22,796,968

Rocky Brands, Inc.	25,398	1,373,016

Superior Group of Cos., Inc.	56,916	1,446,805

Wolverine World Wide, Inc.	162,904	6,242,481

Total Textiles, Apparel & Luxury Goods		32,573,381

Thrifts & Mortgage Finance – 2.8%

Capitol Federal Financial, Inc.	346,124	4,584,412

ESSA Bancorp, Inc.(a)	19,889	318,224

Federal Agricultural Mortgage Corp. Class C	22,923	2,308,805

Flagstar Bancorp, Inc.	20,688	933,029

FS Bancorp, Inc.	6,863	461,194

Hingham Institution For Savings (The)	1,145	324,905

Home Bancorp, Inc.	14,858	535,631

HomeStreet, Inc.	17,948	790,968

Kearny Financial Corp.	151,913	1,835,109

Luther Burbank Corp.	78,796	932,157

Merchants Bancorp	31,467	1,319,726

Meridian Bancorp, Inc.	58,431	1,076,299

Meta Financial Group, Inc.	11,752	532,483

Northfield Bancorp, Inc.	124,039	1,974,701

Northwest Bancshares, Inc.	450,075	6,503,584

OP Bancorp(a)	38,294	402,853

PCSB Financial Corp.	9,659	160,436

Premier Financial Corp.	88,464	2,942,313

Provident Bancorp, Inc.(a)	21,641	311,630

Provident Financial Holdings, Inc.	25,166	425,305

Provident Financial Services, Inc.	246,935	5,501,712

Prudential Bancorp, Inc.(a)	5,290	78,080

Riverview Bancorp, Inc.	59,270	410,741

Southern Missouri Bancorp, Inc.	14,167	558,463

Territorial Bancorp, Inc.	19,485	515,573

Timberland Bancorp, Inc.	10,833	301,266

TrustCo Bank Corp.	256,457	1,890,088

Walker & Dunlop, Inc.	44,677	4,590,115

Washington Federal, Inc.	150,628	4,639,342

Waterstone Financial, Inc.	64,571	1,318,540

Western New England Bancorp, Inc.	43,665	368,096

WSFS Financial Corp.(a)	35,896	1,787,262

Total Thrifts & Mortgage Finance		50,633,042

Tobacco – 2.4%

Turning Point Brands, Inc.(a)	14,207	741,179

Universal Corp.	224,574	13,247,620

Vector Group Ltd.	2,208,167	30,803,930

Total Tobacco		44,792,729

Trading Companies & Distributors – 1.9%

Boise Cascade Co.	79,121	4,733,809

CAI International, Inc.	80,800	3,678,016

H&E Equipment Services, Inc.	205,940	7,825,720

McGrath RentCorp	97,477	7,861,520

Rush Enterprises, Inc. Class A	113,308	5,646,138

Systemax, Inc.	131,313	5,399,591

Total Trading Companies & Distributors		35,144,794

Water Utilities – 1.2%

Artesian Resources Corp. Class A	52,669	2,074,105

California Water Service Group	182,424	10,277,768

Global Water Resources, Inc.(a)	61,406	1,001,532

Middlesex Water Co.	35,851	2,832,946

SJW Group	75,961	4,784,784

York Water Co. (The)(a)	32,272	1,580,360

Total Water Utilities		22,551,495

Wireless Telecommunication Services – 1.1%

Shenandoah Telecommunications Co.	87,241	4,258,233

Spok Holdings, Inc.	198,227	2,079,401

Telephone & Data Systems, Inc.	584,524	13,420,671

Total Wireless Telecommunication Services		19,758,305
Total United States		1,817,627,962

Puerto Rico – 0.4%

Banks – 0.2%

First Bancorp	295,962	3,332,532

OFG Bancorp	44,607	1,009,010

Total Banks		4,341,542

IT Services – 0.2%

EVERTEC, Inc.	82,684	3,077,499
Total Puerto Rico		7,419,041
TOTAL COMMON STOCKS (Cost: $1,536,407,490)		1,825,047,003

EXCHANGE-TRADED FUND – 0.0%

United States – 0.0%
WisdomTree U.S. MidCap Dividend Fund(a)(b)
(Cost: $7,598)	327	13,217

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.3%

United States – 2.3%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c)
(Cost: $42,279,171)	42,279,171	42,279,171

TOTAL INVESTMENTS IN SECURITIES – 102.1% (Cost: $1,578,694,259)		1,867,339,391

Other Assets less Liabilities – (2.1)%		(37,516,517)

NET ASSETS – 100.0%		$1,829,822,874

*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at March 31, 2021 (See Note 2). At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $82,797,403 and the total market value of the collateral held by the Fund was $85,277,728. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $42,998,557.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2021.

See Notes to Financial Statements.

WisdomTree Trust	75

Schedule of Investments (concluded)

WisdomTree U.S. SmallCap Dividend Fund (DES)

March 31, 2021

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2021 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2021	Dividend Income
WisdomTree U.S. MidCap Dividend Fund	$2,449,921	$18,192,472	$23,109,516	$2,556,443	$(76,103)	$13,217	$102,535

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,825,047,003	$—	$—	$1,825,047,003
Exchange-Traded Fund	13,217	—	—	13,217
Investment of Cash Collateral for Securities Loaned	—	42,279,171	—	42,279,171
Total Investments in Securities	$1,825,060,220	$42,279,171	$—	$1,867,339,391

See Notes to Financial Statements.

76	WisdomTree Trust

Schedule of Investments

WisdomTree U.S. SmallCap Fund (EES)

March 31, 2021

Investments	Shares	Value

COMMON STOCKS – 99.7%

United States – 99.7%

Aerospace & Defense – 1.0%

Aerovironment, Inc.*	6,458	$749,515

Cubic Corp.	8,980	669,639

Ducommun, Inc.*	9,554	573,240

Kaman Corp.	7,618	390,727

National Presto Industries, Inc.	7,445	759,911

PAE, Inc.*(a)	40,906	368,972

Park Aerospace Corp.	16,377	216,504

Triumph Group, Inc.	113,039	2,077,657

Vectrus, Inc.*	10,859	580,305

Total Aerospace & Defense		6,386,470

Air Freight & Logistics – 1.3%

Air Transport Services Group, Inc.*	48,973	1,432,950

Atlas Air Worldwide Holdings, Inc.*	60,027	3,628,032

Echo Global Logistics, Inc.*	7,921	248,799

Forward Air Corp.	12,255	1,088,366

Hub Group, Inc. Class A*	19,825	1,333,826

Total Air Freight & Logistics		7,731,973

Airlines – 0.2%

Mesa Air Group, Inc.*	70,771	951,870

Auto Components – 1.2%

Cooper Tire & Rubber Co.	51,840	2,902,003

Gentherm, Inc.*	13,040	966,394

Modine Manufacturing Co.*	35,867	529,756

Motorcar Parts of America, Inc.*	7,439	167,378

Patrick Industries, Inc.	18,000	1,530,000

Standard Motor Products, Inc.	19,614	815,550

XPEL, Inc.*(a)	6,281	326,172

Total Auto Components		7,237,253

Automobiles – 0.2%

Winnebago Industries, Inc.	17,810	1,366,205

Banks – 13.7%

1st Source Corp.	22,858	1,087,584

Allegiance Bancshares, Inc.	8,660	351,076

Altabancorp	13,185	554,297

Amalgamated Financial Corp.	19,657	326,110

American National Bankshares, Inc.	162	5,357

Arrow Financial Corp.	11,662	388,461

Atlantic Capital Bancshares, Inc.*	2,461	59,310

BancFirst Corp.	16,771	1,185,542

Bancorp, Inc. (The)*	48,731	1,009,706

Bank First Corp.	3,446	258,416

Bank of Marin Bancorp	6,471	253,404

Banner Corp.	23,920	1,275,654

Baycom Corp.*	5,044	90,893

BCB Bancorp, Inc.	346	4,775

Berkshire Hills Bancorp, Inc.	15,523	346,473

Brookline Bancorp, Inc.	19,212	288,180

Bryn Mawr Bank Corp.	2,348	106,857

Business First Bancshares, Inc.	7,651	183,088

Byline Bancorp, Inc.	14,620	309,213

Cadence BanCorp	38,028	788,320

Cambridge Bancorp	209	17,623

Camden National Corp.	9,551	457,111

Capital City Bank Group, Inc.	8,789	228,690

Capstar Financial Holdings, Inc.	342	5,900

CBTX, Inc.	4,299	132,065

Central Pacific Financial Corp.	11,663	311,169

Central Valley Community Bancorp	1,905	35,071

Century Bancorp, Inc. Class A	3,915	365,309

ChoiceOne Financial Services, Inc.	5,806	139,634

Citizens & Northern Corp.	9,423	224,079

City Holding Co.	15,448	1,263,337

Civista Bancshares, Inc.	3,322	76,207

CNB Financial Corp.	16,282	400,700

Community Trust Bancorp, Inc.	17,993	792,232

ConnectOne Bancorp, Inc.	43,767	1,109,493

Customers Bancorp, Inc.*	53,772	1,711,025

Dime Community Bancshares, Inc.	36,133	1,089,049

Eagle Bancorp Montana, Inc.	5,706	138,770

Eagle Bancorp, Inc.	38,137	2,029,270

Enterprise Bancorp, Inc.	222	7,219

Enterprise Financial Services Corp.	25,040	1,237,978

Esquire Financial Holdings, Inc.*	3,608	82,298

Farmers National Banc Corp.	27,878	465,563

FB Financial Corp.	14,163	629,687

Financial Institutions, Inc.	6,113	185,163

First Bancorp	22,419	975,226

First Bancshares, Inc. (The)	8,308	304,156

First Busey Corp.	56,910	1,459,741

First Business Financial Services, Inc.	192	4,748

First Choice Bancorp	270	6,564

First Commonwealth Financial Corp.	84,010	1,207,224

First Community Bankshares, Inc.	12,451	373,405

First Financial Bancorp	102,199	2,452,776

First Financial Corp.	15,897	715,524

First Foundation, Inc.	44,314	1,039,606

First Internet Bancorp	4,830	170,161

First Interstate BancSystem, Inc. Class A	54,605	2,514,014

First Merchants Corp.	49,353	2,294,914

First Mid Bancshares, Inc.	12,667	556,461

First of Long Island Corp. (The)	21,367	454,049

Flushing Financial Corp.	24,545	521,090

Fulton Financial Corp.	155,842	2,653,989

German American Bancorp, Inc.	11,748	542,993

Great Southern Bancorp, Inc.	13,541	767,368

Guaranty Bancshares, Inc.	2,264	83,202

HarborOne Bancorp, Inc.	33,651	453,279

HBT Financial, Inc.	23,330	399,410

Heartland Financial USA, Inc.	37,665	1,893,043

Heritage Commerce Corp.	8,717	106,522

Heritage Financial Corp.	6,508	183,786

Hope Bancorp, Inc.	136,093	2,049,561

Horizon Bancorp, Inc.	33,539	623,155

See Notes to Financial Statements.

WisdomTree Trust	77

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Fund (EES)

March 31, 2021

Investments	Shares	Value

Independent Bank Corp.	20,564	$486,133

International Bancshares Corp.	58,170	2,700,251

Lakeland Bancorp, Inc.	48,146	839,185

Lakeland Financial Corp.	16,547	1,144,887

Live Oak Bancshares, Inc.	10,026	686,681

Macatawa Bank Corp.	576	5,731

Mercantile Bank Corp.	8,561	277,976

Metrocity Bankshares, Inc.	17,197	264,490

Metropolitan Bank Holding Corp.*	4,936	248,577

Midland States Bancorp, Inc.	24,201	671,336

MidWestOne Financial Group, Inc.	2,531	78,385

National Bank Holdings Corp. Class A	29,688	1,178,020

National Bankshares, Inc.	1,042	37,001

NBT Bancorp, Inc.	37,001	1,476,340

Nicolet Bankshares, Inc.*	8,521	711,163

Northeast Bank	5,333	140,738

Northrim Bancorp, Inc.	5,870	249,534

OceanFirst Financial Corp.	46,400	1,110,816

Old Second Bancorp, Inc.	6,421	84,821

Origin Bancorp, Inc.	3,677	155,942

Orrstown Financial Services, Inc.	510	11,373

Parke Bancorp, Inc.	4,814	96,232

Peapack-Gladstone Financial Corp.	6,519	201,307

Peoples Bancorp, Inc.	771	25,574

Peoples Financial Services Corp.	114	4,815

Preferred Bank	10,915	695,067

Premier Financial Bancorp, Inc.	282	5,242

Primis Financial Corp.	450	6,543

Professional Holding Corp. Class A*	4,666	85,714

QCR Holdings, Inc.	15,889	750,279

RBB Bancorp	7,171	145,356

Red River Bancshares, Inc.	3,562	199,508

Reliant Bancorp, Inc.	5,660	162,555

Renasant Corp.	27,858	1,152,764

Republic Bancorp, Inc. Class A	13,469	596,542

Sandy Spring Bancorp, Inc.	25,841	1,122,275

Seacoast Banking Corp. of Florida*	30,561	1,107,531

ServisFirst Bancshares, Inc.	47,696	2,925,196

Shore Bancshares, Inc.(a)	5,923	100,809

Sierra Bancorp	12,891	345,479

Silvergate Capital Corp. Class A*	4,699	668,057

SmartFinancial, Inc.	1,480	32,042

Southern First Bancshares, Inc.*	141	6,610

Southside Bancshares, Inc.	17,123	659,407

Spirit of Texas Bancshares, Inc.	168	3,748

Stock Yards Bancorp, Inc.	13,402	684,306

Towne Bank	68,486	2,081,974

TriCo Bancshares	13,910	658,917

Triumph Bancorp, Inc.*	7,410	573,460

Trustmark Corp.	60,922	2,050,635

United Community Banks, Inc.	68,178	2,326,233

Univest Financial Corp.	7,526	215,168

Veritex Holdings, Inc.	36,009	1,178,214

Washington Trust Bancorp, Inc.	12,039	621,574

WesBanco, Inc.	47,146	1,700,085

West Bancorp, Inc.	4,779	115,126

Westamerica BanCorp	11,621	729,566

Total Banks		83,406,615

Beverages – 0.5%

Coca-Cola Consolidated, Inc.	7,792	2,250,174

MGP Ingredients, Inc.	14,911	881,985

Total Beverages		3,132,159

Biotechnology – 1.2%

Anika Therapeutics, Inc.*	3,872	157,939

Catalyst Pharmaceuticals, Inc.*	249,771	1,151,444

Coherus Biosciences, Inc.*(a)	128,307	1,874,565

Eagle Pharmaceuticals, Inc.*	2,907	121,338

Ironwood Pharmaceuticals, Inc.*	181,920	2,033,866

MiMedx Group, Inc.*(a)	34,924	359,717

Sutro Biopharma, Inc.*	13,298	302,663

Vanda Pharmaceuticals, Inc.*	22,397	336,403

Vericel Corp.*(a)	11,501	638,881

Voyager Therapeutics, Inc.*(a)	79,030	372,231

Total Biotechnology		7,349,047

Building Products – 1.4%

American Woodmark Corp.*	14,319	1,411,567

Apogee Enterprises, Inc.	25,662	1,049,063

Cornerstone Building Brands, Inc.*	111,936	1,570,462

CSW Industrials, Inc.	6,720	907,200

Griffon Corp.	57,018	1,549,179

Insteel Industries, Inc.	16,329	503,586

PGT Innovations, Inc.*	37,121	937,305

Quanex Building Products Corp.	26,048	683,239

Total Building Products		8,611,601

Capital Markets – 1.7%

B. Riley Financial, Inc.	12,563	708,302

BGC Partners, Inc. Class A	134,068	647,548

Brightsphere Investment Group, Inc.	97,302	1,983,015

Cowen, Inc. Class A	55,577	1,953,532

Diamond Hill Investment Group, Inc.	1,541	240,411

Donnelley Financial Solutions, Inc.*	12,391	344,842

Focus Financial Partners, Inc. Class A*	11,005	458,028

Oppenheimer Holdings, Inc. Class A	20,624	825,991

Piper Sandler Cos.	4,554	499,346

PJT Partners, Inc. Class A	8,041	543,974

StoneX Group, Inc.*	21,263	1,390,175

Victory Capital Holdings, Inc. Class A(a)	34,697	886,855

Total Capital Markets		10,482,019

Chemicals – 1.9%

AdvanSix, Inc.*	18,756	503,036

American Vanguard Corp.	11,765	240,124

Ferro Corp.*	34,721	585,396

FutureFuel Corp.	72,884	1,059,005

GCP Applied Technologies, Inc.*	26,351	646,654

Hawkins, Inc.	21,889	733,719

Innospec, Inc.	11,423	1,173,028

See Notes to Financial Statements.

78	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Fund (EES)

March 31, 2021

Investments	Shares	Value

Koppers Holdings, Inc.*	43,003	$1,494,784

Kronos Worldwide, Inc.	65,310	999,243

Minerals Technologies, Inc.	32,726	2,464,922

PQ Group Holdings, Inc.	74,285	1,240,559

Tredegar Corp.	20,728	311,127

Total Chemicals		11,451,597

Commercial Services & Supplies – 2.4%

ACCO Brands Corp.	149,795	1,264,270

CECO Environmental Corp.*	47,052	373,122

Deluxe Corp.	83,783	3,515,535

Ennis, Inc.	28,645	611,571

Healthcare Services Group, Inc.	49,273	1,381,122

HNI Corp.	38,033	1,504,585

Interface, Inc.	99,872	1,246,403

Kimball International, Inc. Class B	55,303	774,242

Matthews International Corp. Class A	8,059	318,733

Pitney Bowes, Inc.	66,724	549,806

Steelcase, Inc. Class A	163,610	2,354,348

U.S. Ecology, Inc.*	6,133	255,378

Vidler Water Resources, Inc.*	11,730	104,397

VSE Corp.	15,007	592,777

Total Commercial Services & Supplies		14,846,289

Communications Equipment – 0.7%

Aviat Networks, Inc.*(a)	6,144	436,470

Calix, Inc.*	15,750	545,895

Casa Systems, Inc.*	21,926	208,955

Clearfield, Inc.*	7,764	233,929

Comtech Telecommunications Corp.	24,382	605,649

Digi International, Inc.*	15,604	296,320

Genasys, Inc.*(a)	16,350	109,381

NETGEAR, Inc.*	14,487	595,416

NetScout Systems, Inc.*	17,975	506,176

PCTEL, Inc.*	25,751	178,969

Ribbon Communications, Inc.*	42,103	345,666

Total Communications Equipment		4,062,826

Construction & Engineering – 2.2%

Aegion Corp.*	23,954	688,677

Ameresco, Inc. Class A*	19,047	926,256

Comfort Systems USA, Inc.	36,835	2,754,153

Construction Partners, Inc. Class A*	23,457	700,895

Dycom Industries, Inc.*	10,639	987,831

Great Lakes Dredge & Dock Corp.*	78,452	1,143,830

IES Holdings, Inc.*	13,333	672,116

Matrix Service Co.*	8,761	114,857

MYR Group, Inc.*	13,480	966,112

Northwest Pipe Co.*(a)	17,299	578,133

NV5 Global, Inc.*	5,558	536,736

Orion Group Holdings, Inc.*	55,989	339,853

Primoris Services Corp.	49,795	1,649,708

Sterling Construction Co., Inc.*	58,228	1,350,890

Total Construction & Engineering		13,410,047

Construction Materials – 0.4%

Forterra, Inc.*	40,878	950,413

U.S. Concrete, Inc.*(a)	11,908	873,095

United States Lime & Minerals, Inc.	3,537	472,932

Total Construction Materials		2,296,440

Consumer Finance – 2.9%

Curo Group Holdings Corp.	101,231	1,476,960

Elevate Credit, Inc.*	70,895	207,013

Encore Capital Group, Inc.*	64,533	2,596,163

Enova International, Inc.*	77,845	2,761,941

EZCORP, Inc. Class A*	12,717	63,203

Navient Corp.	434,876	6,223,076

Nelnet, Inc. Class A	31,377	2,282,363

PRA Group, Inc.*	36,074	1,337,263

Regional Management Corp.	4,636	160,684

World Acceptance Corp.*	3,254	422,239

Total Consumer Finance		17,530,905

Containers & Packaging – 0.6%

Myers Industries, Inc.	28,600	565,136

O-I Glass, Inc.	171,247	2,524,181

UFP Technologies, Inc.*	7,307	364,035

Total Containers & Packaging		3,453,352

Distributors – 0.2%

Core-Mark Holding Co., Inc.	30,172	1,167,355

Educational Development Corp.	12,997	221,599

Total Distributors		1,388,954

Diversified Consumer Services – 1.8%

Adtalem Global Education, Inc.*	59,210	2,341,163

American Public Education, Inc.*	10,853	386,692

Carriage Services, Inc.	14,986	527,357

Graham Holdings Co. Class B	4,306	2,421,867

Laureate Education, Inc. Class A*	58,247	791,577

Lincoln Educational Services Corp.*	34,377	220,357

Perdoceo Education Corp.*	124,364	1,487,394

Stride, Inc.*	33,974	1,022,957

WW International, Inc.*	51,804	1,620,429

Total Diversified Consumer Services		10,819,793

Diversified Financial Services – 0.2%

A-Mark Precious Metals, Inc.	15,344	552,384

Alerus Financial Corp.	15,133	450,661

Total Diversified Financial Services		1,003,045

Diversified Telecommunication Services – 0.2%

ATN International, Inc.	3,351	164,601

Consolidated Communications Holdings, Inc.*	48,762	351,087

IDT Corp. Class B*	31,011	702,709

Total Diversified Telecommunication Services		1,218,397

Electric Utilities – 0.3%

Genie Energy Ltd. Class B	40,948	259,610

Otter Tail Corp.	29,388	1,356,844

Spark Energy, Inc. Class A	36,805	393,078

Total Electric Utilities		2,009,532

See Notes to Financial Statements.

WisdomTree Trust	79

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Fund (EES)

March 31, 2021

Investments	Shares	Value

Electrical Equipment – 1.3%

Allied Motion Technologies, Inc.	6,839	$351,046

Atkore, Inc.*	50,922	3,661,292

AZZ, Inc.	17,116	861,791

Encore Wire Corp.	16,442	1,103,751

LSI Industries, Inc.	22,580	192,607

Orion Energy Systems, Inc.*(a)	11,994	83,478

Powell Industries, Inc.	12,456	421,885

Preformed Line Products Co.	8,608	591,800

TPI Composites, Inc.*(a)	8,603	485,467

Total Electrical Equipment		7,753,117

Electronic Equipment, Instruments & Components – 2.2%

Bel Fuse, Inc. Class B	12,800	254,592

Belden, Inc.	28,222	1,252,210

Benchmark Electronics, Inc.	12,003	371,133

CTS Corp.	17,466	542,494

Daktronics, Inc.	29,833	187,053

ePlus, Inc.*	12,481	1,243,607

Kimball Electronics, Inc.*	31,897	822,943

Knowles Corp.*	23,722	496,264

Luna Innovations, Inc.*	22,433	236,219

Methode Electronics, Inc.	37,205	1,561,866

MTS Systems Corp.	5,778	336,280

Napco Security Technologies, Inc.*(a)	8,318	289,716

OSI Systems, Inc.*	11,884	1,142,052

PC Connection, Inc.	20,245	939,165

Sanmina Corp.*	66,818	2,764,929

TTM Technologies, Inc.*	48,201	698,914

Vishay Precision Group, Inc.*	10,454	322,088

Total Electronic Equipment, Instruments & Components		13,461,525

Energy Equipment & Services – 0.9%

Archrock, Inc.	110,375	1,047,459

Bristow Group, Inc.*	53,745	1,390,921

Cactus, Inc. Class A	27,868	853,318

DMC Global, Inc.	7,079	384,107

Dril-Quip, Inc.*	8,276	275,011

Helix Energy Solutions Group, Inc.*	43,003	217,165

Natural Gas Services Group, Inc.*	9,625	90,860

ProPetro Holding Corp.*	87,961	937,664

Solaris Oilfield Infrastructure, Inc. Class A	45,414	557,230

Total Energy Equipment & Services		5,753,735

Entertainment – 0.8%

Glu Mobile, Inc.*	47,138	588,282

Madison Square Garden Entertainment Corp.*	5,002	409,164

Sciplay Corp. Class A*	27,064	437,896

World Wrestling Entertainment, Inc. Class A	59,667	3,237,531

Total Entertainment		4,672,873

Equity Real Estate Investment Trusts (REITs) – 3.8%

Acadia Realty Trust	67,489	1,280,266

Alexander & Baldwin, Inc.	13,217	221,914

Alexander’s, Inc.	2,021	560,423

Alpine Income Property Trust, Inc.	7,992	138,741

American Assets Trust, Inc.	21,193	687,501

Armada Hoffler Properties, Inc.	49,695	623,175

Brandywine Realty Trust	49,743	642,182

Brookfield Property REIT, Inc. Class A	81,635	1,465,348

CareTrust REIT, Inc.	52,919	1,232,219

Community Healthcare Trust, Inc.	6,536	301,440

CoreCivic, Inc.	28,853	261,120

Easterly Government Properties, Inc.	20,643	427,929

Empire State Realty Trust, Inc. Class A(a)	40,238	447,849

Farmland Partners, Inc.	26,935	301,941

Four Corners Property Trust, Inc.	37,278	1,021,417

GEO Group, Inc. (The)(a)	217,417	1,687,156

Getty Realty Corp.	27,297	773,051

Gladstone Land Corp.	12,056	220,625

Industrial Logistics Properties Trust	35,174	813,575

LTC Properties, Inc.	25,940	1,082,217

Monmouth Real Estate Investment Corp.	24,274	429,407

Office Properties Income Trust	12,976	357,100

One Liberty Properties, Inc.	16,311	363,246

Paramount Group, Inc.	57,014	577,552

Piedmont Office Realty Trust, Inc. Class A	42,052	730,443

Retail Opportunity Investments Corp.	100,241	1,590,825

Retail Properties of America, Inc. Class A	63,362	664,034

RPT Realty	87,817	1,001,992

Saul Centers, Inc.	17,083	685,199

Tanger Factory Outlet Centers, Inc.	51,721	782,539

Universal Health Realty Income Trust	5,126	347,440

Urban Edge Properties	52,285	863,748

Urstadt Biddle Properties, Inc. Class A	16,163	269,114

Whitestone REIT	46,059	446,772

Total Equity Real Estate Investment Trusts (REITs)		23,299,500

Food & Staples Retailing – 1.8%

Ingles Markets, Inc. Class A	30,980	1,909,917

Natural Grocers by Vitamin Cottage, Inc.	24,938	437,662

Rite Aid Corp.*	48,121	984,556

SpartanNash Co.	62,448	1,225,854

United Natural Foods, Inc.*	123,386	4,064,335

Village Super Market, Inc. Class A	20,134	474,558

Weis Markets, Inc.	34,457	1,947,510

Total Food & Staples Retailing		11,044,392

Food Products – 1.4%

Alico, Inc.	8,754	261,394

B&G Foods, Inc.	63,702	1,978,584

Cal-Maine Foods, Inc.*	14,262	547,946

Calavo Growers, Inc.	5,457	423,682

Hostess Brands, Inc.*	67,700	970,818

John B. Sanfilippo & Son, Inc.	10,845	980,063

Seneca Foods Corp. Class A*	22,118	1,041,537

Simply Good Foods Co. (The)*	23,341	710,033

Tootsie Roll Industries, Inc.	27,226	901,986

Utz Brands, Inc.	16,829	417,191

Whole Earth Brands, Inc.*(a)	17,025	222,006

Total Food Products		8,455,240

See Notes to Financial Statements.

80	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Fund (EES)

March 31, 2021

Investments	Shares	Value

Gas Utilities – 0.3%

Chesapeake Utilities Corp.	8,568	$994,574

Northwest Natural Holding Co.	18,016	971,963

Total Gas Utilities		1,966,537

Health Care Equipment & Supplies – 0.9%

Accuray, Inc.*	54,716	270,844

Antares Pharma, Inc.*(a)	72,715	298,859

Atrion Corp.	810	519,461

Avanos Medical, Inc.*	11,155	487,920

Co-Diagnostics, Inc.*(a)	43,831	418,148

FONAR Corp.*	13,125	237,431

iRadimed Corp.*	7,285	187,734

Lantheus Holdings, Inc.*	14,650	313,071

LeMaitre Vascular, Inc.	10,468	510,629

Meridian Bioscience, Inc.*	35,652	935,865

Mesa Laboratories, Inc.	1,141	277,834

Surmodics, Inc.*	4,741	265,828

Utah Medical Products, Inc.	3,289	284,827

Zynex, Inc.*(a)	17,209	262,781

Total Health Care Equipment & Supplies		5,271,232

Health Care Providers & Services – 2.0%

Addus HomeCare Corp.*	5,515	576,814

Apollo Medical Holdings, Inc.*	31,570	855,231

CorVel Corp.*	6,644	681,608

Cross Country Healthcare, Inc.*	21,977	274,493

Five Star Senior Living, Inc.*	61,030	373,504

Fulgent Genetics, Inc.*(a)	14,411	1,392,391

Hanger, Inc.*	20,727	472,990

Joint Corp. (The)*	6,189	299,362

Magellan Health, Inc.*	10,302	960,558

MEDNAX, Inc.*	63,448	1,616,021

ModivCare, Inc.*	8,278	1,226,137

National Research Corp.	11,806	552,875

Owens & Minor, Inc.	35,214	1,323,694

Pennant Group, Inc. (The)*	5,993	274,479

Sharps Compliance Corp.*	15,935	228,986

Tivity Health, Inc.*	32,315	721,271

U.S. Physical Therapy, Inc.	4,215	438,782

Total Health Care Providers & Services		12,269,196

Health Care Technology – 0.3%

Computer Programs & Systems, Inc.	12,628	386,417

HealthStream, Inc.*	14,492	323,751

Inovalon Holdings, Inc. Class A*	18,982	546,302

NextGen Healthcare, Inc.*	19,768	357,801

Simulations Plus, Inc.(a)	4,709	297,797

Total Health Care Technology		1,912,068

Hotels, Restaurants & Leisure – 0.9%

Bluegreen Vacations Corp.(a)	34,256	369,280

Del Taco Restaurants, Inc.	35,786	342,830

Dine Brands Global, Inc.	9,856	887,336

El Pollo Loco Holdings, Inc.*	26,264	423,376

Jack in the Box, Inc.	17,748	1,948,375

Monarch Casino & Resort, Inc.*	6,466	391,969

Nathan’s Famous, Inc.	4,714	297,406

RCI Hospitality Holdings, Inc.	5,595	355,786

Red Rock Resorts, Inc. Class A	18,073	588,999

Total Hotels, Restaurants & Leisure		5,605,357

Household Durables – 3.5%

Beazer Homes USA, Inc.*	61,741	1,291,622

Cavco Industries, Inc.*	4,937	1,113,837

Century Communities, Inc.*	53,583	3,232,127

Ethan Allen Interiors, Inc.	12,135	335,047

GoPro, Inc. Class A*(a)	28,494	331,670

Green Brick Partners, Inc.*	62,807	1,424,463

Hamilton Beach Brands Holding Co. Class A	23,420	424,605

Hooker Furniture Corp.	8,761	319,426

Hovnanian Enterprises, Inc. Class A*(a)	15,180	1,605,133

La-Z-Boy, Inc.	31,835	1,352,351

Legacy Housing Corp.*	38,482	682,286

M/I Homes, Inc.*	65,854	3,889,996

Purple Innovation, Inc.*	23,763	752,099

Skyline Champion Corp.*	26,816	1,213,692

Tupperware Brands Corp.*	53,579	1,415,021

Turtle Beach Corp.*	31,231	832,931

Universal Electronics, Inc.*	8,852	486,594

VOXX International Corp.*	24,591	468,704

Total Household Durables		21,171,604

Household Products – 0.5%

Central Garden and Pet Co. Class A*	49,752	2,581,631

Ocean Bio-Chem, Inc.	15,139	181,971

Oil-Dri Corp. of America	10,856	373,881

Total Household Products		3,137,483

Industrial Conglomerates – 0.1%

Raven Industries, Inc.	12,464	477,745

Insurance – 1.9%

AMERISAFE, Inc.	18,370	1,175,680

Crawford & Co. Class A	9,509	101,271

Donegal Group, Inc. Class A	34,364	510,649

eHealth, Inc.*	11,829	860,323

Employers Holdings, Inc.	29,579	1,273,672

FBL Financial Group, Inc. Class A	17,955	1,004,044

HCI Group, Inc.(a)	3,406	261,649

Heritage Insurance Holdings, Inc.	5,741	63,610

Horace Mann Educators Corp.	31,338	1,354,115

Independence Holding Co.	4,183	166,692

Investors Title Co.	1,116	185,256

National Western Life Group, Inc. Class A	5,143	1,280,607

Palomar Holdings, Inc.*	5,593	374,955

ProSight Global, Inc.*	25,011	315,139

Safety Insurance Group, Inc.	17,083	1,439,243

Stewart Information Services Corp.	25,182	1,310,219

Total Insurance		11,677,124

Interactive Media & Services – 0.1%

Angi, Inc. Class A*	22,132	287,716

See Notes to Financial Statements.

WisdomTree Trust	81

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Fund (EES)

March 31, 2021

Investments	Shares	Value

QuinStreet, Inc.*	11,303	$229,451

Total Interactive Media & Services		517,167

Internet & Direct Marketing Retail – 0.7%

1-800-Flowers.com, Inc. Class A*(a)	44,525	1,229,335

Duluth Holdings, Inc. Class B*	29,321	496,698

Lands’ End, Inc.*	15,026	372,795

PetMed Express, Inc.(a)	15,503	545,318

Revolve Group, Inc.*	30,895	1,388,112

Total Internet & Direct Marketing Retail		4,032,258

IT Services – 1.3%

BM Technologies, Inc.*	2,955	34,426

Cass Information Systems, Inc.	10,089	466,818

CSG Systems International, Inc.	28,905	1,297,545

GreenSky, Inc. Class A*	32,187	199,238

Hackett Group, Inc. (The)	23,999	393,344

International Money Express, Inc.*	30,047	451,005

NIC, Inc.	36,073	1,223,957

Perficient, Inc.*	14,773	867,471

Switch, Inc. Class A	36,312	590,433

Sykes Enterprises, Inc.*	43,166	1,902,757

Verra Mobility Corp.*(a)	39,957	540,818

Total IT Services		7,967,812

Leisure Products – 1.5%

Callaway Golf Co.	28,478	761,786

Clarus Corp.	9,737	166,016

Escalade, Inc.	20,866	436,308

Johnson Outdoors, Inc. Class A	6,449	920,595

Malibu Boats, Inc. Class A*	17,522	1,396,153

Marine Products Corp.	19,358	314,955

MasterCraft Boat Holdings, Inc.*	17,229	458,119

Nautilus, Inc.*(a)	45,287	708,289

Smith & Wesson Brands, Inc.	67,283	1,174,088

Sturm Ruger & Co., Inc.	15,263	1,008,426

Vista Outdoor, Inc.*(a)	59,583	1,910,827

Total Leisure Products		9,255,562

Life Sciences Tools & Services – 0.1%

Luminex Corp.	15,165	483,763

Machinery – 3.8%

Alamo Group, Inc.	5,995	936,119

Astec Industries, Inc.	5,190	391,430

Blue Bird Corp.*	16,417	410,917

CIRCOR International, Inc.*	7,128	248,197

Columbus McKinnon Corp.	13,419	707,986

Douglas Dynamics, Inc.	9,330	430,579

Energy Recovery, Inc.*	38,396	704,183

Enerpac Tool Group Corp.	12,380	323,366

Federal Signal Corp.	43,528	1,667,122

Gorman-Rupp Co. (The)	14,283	472,910

Graham Corp.	4,698	66,899

Greenbrier Cos., Inc. (The)	30,280	1,429,822

Helios Technologies, Inc.	13,395	976,094

Hyster-Yale Materials Handling, Inc.	8,973	781,728

Kadant, Inc.	5,902	1,091,929

L.B. Foster Co. Class A*	14,424	258,190

Lindsay Corp.	4,553	758,621

Meritor, Inc.*	128,909	3,792,503

Miller Industries, Inc.	13,400	618,946

Mueller Industries, Inc.	51,253	2,119,312

Mueller Water Products, Inc. Class A	104,361	1,449,574

Omega Flex, Inc.	1,958	309,129

Shyft Group, Inc. (The)	29,019	1,079,507

Standex International Corp.	8,751	836,333

Tennant Co.	11,424	912,663

TriMas Corp.*	11,624	352,440

Wabash National Corp.	16,935	318,378

Total Machinery		23,444,877

Media – 3.3%

AMC Networks, Inc. Class A*	70,778	3,762,559

Entravision Communications Corp. Class A	72,898	294,508

EW Scripps Co. (The) Class A	63,026	1,214,511

Fluent, Inc.*(a)	40,458	165,878

Gray Television, Inc.	154,896	2,850,086

John Wiley & Sons, Inc. Class A	47,542	2,576,776

Loral Space & Communications, Inc.(a)	4,613	173,772

Meredith Corp.	86,547	2,577,370

MSG Networks, Inc. Class A*(a)	92,932	1,397,697

National CineMedia, Inc.	157,090	725,756

Scholastic Corp.	8,649	260,421

Sinclair Broadcast Group, Inc. Class A	66,264	1,938,885

TechTarget, Inc.*	6,347	440,799

Tribune Publishing Co.	27,382	492,602

WideOpenWest, Inc.*	72,433	984,364

Total Media		19,855,984

Metals & Mining – 0.5%

Coeur Mining, Inc.*	71,345	644,245

Kaiser Aluminum Corp.	8,561	945,991

Materion Corp.	8,164	540,783

Schnitzer Steel Industries, Inc. Class A	8,214	343,263

SunCoke Energy, Inc.	51,127	358,400

Warrior Met Coal, Inc.	10,873	186,255

Total Metals & Mining		3,018,937

Multiline Retail – 0.9%

Big Lots, Inc.	79,241	5,412,160

Oil, Gas & Consumable Fuels – 2.0%

Bonanza Creek Energy, Inc.*	29,102	1,039,815

Callon Petroleum Co.*	60,536	2,333,663

Clean Energy Fuels Corp.*(a)	89,450	1,229,043

Falcon Minerals Corp.	49,225	221,020

Matador Resources Co.	52,316	1,226,810

NACCO Industries, Inc. Class A	12,782	318,911

Overseas Shipholding Group, Inc. Class A*	186,655	384,509

PDC Energy, Inc.*	85,775	2,950,660

World Fuel Services Corp.	75,341	2,652,003

Total Oil, Gas & Consumable Fuels		12,356,434

See Notes to Financial Statements.

82	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Fund (EES)

March 31, 2021

Investments	Shares	Value

Paper & Forest Products – 0.9%

Clearwater Paper Corp.*	28,493	$1,071,907

Domtar Corp.	12,377	457,330

Glatfelter Corp.	38,605	662,076

Neenah, Inc.	13,065	671,280

Schweitzer-Mauduit International, Inc.	34,687	1,698,622

Verso Corp. Class A	73,828	1,077,150

Total Paper & Forest Products		5,638,365

Personal Products – 1.0%

BellRing Brands, Inc. Class A*	17,319	408,902

Edgewell Personal Care Co.	53,047	2,100,661

elf Beauty, Inc.*	14,485	388,632

Inter Parfums, Inc.	8,759	621,276

Lifevantage Corp.*	28,240	264,044

USANA Health Sciences, Inc.*	21,666	2,114,602

Total Personal Products		5,898,117

Pharmaceuticals – 2.0%

Amneal Pharmaceuticals, Inc.*	242,371	1,631,157

Amphastar Pharmaceuticals, Inc.*	17,365	318,127

BioDelivery Sciences International, Inc.*	66,397	259,612

Collegium Pharmaceutical, Inc.*(a)	18,771	444,873

Innoviva, Inc.*	241,957	2,891,386

Phibro Animal Health Corp. Class A	36,432	888,941

Prestige Consumer Healthcare, Inc.*	63,326	2,791,410

SIGA Technologies, Inc.*	83,792	544,648

Supernus Pharmaceuticals, Inc.*	82,881	2,169,824

Total Pharmaceuticals		11,939,978

Professional Services – 1.5%

Barrett Business Services, Inc.	7,835	539,518

BGSF, Inc.	7,910	110,740

CBIZ, Inc.*	40,842	1,333,900

CRA International, Inc.	8,663	646,606

Forrester Research, Inc.*	7,025	298,422

GP Strategies Corp.*	15,375	268,294

Heidrick & Struggles International, Inc.	22,994	821,346

Huron Consulting Group, Inc.*	11,224	565,465

ICF International, Inc.	12,228	1,068,727

Kelly Services, Inc. Class A	19,741	439,632

Kforce, Inc.	20,250	1,085,400

ManTech International Corp. Class A	20,435	1,776,823

Resources Connection, Inc.	36,455	493,601

Total Professional Services		9,448,474

Real Estate Management & Development – 1.0%

Forestar Group, Inc.*	32,820	764,050

FRP Holdings, Inc.*	3,364	165,576

Marcus & Millichap, Inc.*	17,188	579,236

Newmark Group, Inc. Class A	54,807	548,344

RE/MAX Holdings, Inc. Class A	9,379	369,439

Realogy Holdings Corp.*(a)	165,833	2,509,053

RMR Group, Inc. (The) Class A	11,621	474,253

St. Joe Co. (The)	13,536	580,694

Tejon Ranch Co.*	18,099	302,977

Total Real Estate Management & Development		6,293,622

Road & Rail – 1.2%

ArcBest Corp.	17,499	1,231,405

Daseke, Inc.*	32,729	277,869

Heartland Express, Inc.	44,224	865,906

Marten Transport Ltd.	46,536	789,716

Schneider National, Inc. Class B	133,341	3,329,525

Universal Logistics Holdings, Inc.	33,688	886,331

US Xpress Enterprises, Inc. Class A*(a)	18,850	221,487

Total Road & Rail		7,602,239

Semiconductors & Semiconductor Equipment – 0.7%

ACM Research, Inc. Class A*(a)	5,341	431,499

Axcelis Technologies, Inc.*	24,411	1,003,048

Ceva, Inc.*	5,556	311,970

CyberOptics Corp.*	6,133	159,274

NeoPhotonics Corp.*	28,161	336,524

NVE Corp.	5,662	396,906

Photronics, Inc.*	57,688	741,868

Ultra Clean Holdings, Inc.*	17,334	1,006,065

Total Semiconductors & Semiconductor Equipment		4,387,154

Software – 1.0%

A10 Networks, Inc.*	33,790	324,722

American Software, Inc. Class A	12,696	262,807

Bottomline Technologies DE, Inc.*	11,109	502,682

ChannelAdvisor Corp.*	20,957	493,537

Ebix, Inc.(a)	37,092	1,188,057

eGain Corp.*(a)	17,938	170,232

InterDigital, Inc.	8,644	548,462

Mitek Systems, Inc.*(a)	14,804	215,842

OneSpan, Inc.*	10,565	258,843

Progress Software Corp.	27,853	1,227,203

QAD, Inc. Class A	6,066	403,874

Rimini Street, Inc.*(a)	47,528	426,326

ShotSpotter, Inc.*(a)	4,406	154,519

Smith Micro Software, Inc.*	34,780	191,464

Total Software		6,368,570

Specialty Retail – 6.7%

America’s Car-Mart, Inc.*	7,244	1,103,768

At Home Group, Inc.*(a)	72,315	2,075,440

Big 5 Sporting Goods Corp.(a)	57,911	909,203

Boot Barn Holdings, Inc.*	14,511	904,180

Buckle, Inc. (The)	41,209	1,618,689

Camping World Holdings, Inc. Class A(a)	55,726	2,027,312

Citi Trends, Inc.	5,086	426,105

Container Store Group, Inc. (The)*	35,964	598,441

GrowGeneration Corp.*(a)	13,607	676,132

Haverty Furniture Cos., Inc.	11,695	434,937

Hibbett Sports, Inc.*	18,443	1,270,538

Lazydays Holdings, Inc.*(a)	6,799	121,090

Lumber Liquidators Holdings, Inc.*	26,389	662,892

MarineMax, Inc.*	25,733	1,270,181

Michaels Cos., Inc. (The)*	208,974	4,584,889

Monro, Inc.	11,866	780,783

ODP Corp. (The)	113,045	4,893,718

See Notes to Financial Statements.

WisdomTree Trust	83

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Fund (EES)

March 31, 2021

Investments	Shares	Value

OneWater Marine, Inc. Class A*	11,673	$466,453

Rent-A-Center, Inc.	71,057	4,097,147

Sally Beauty Holdings, Inc.*	155,177	3,123,713

Shoe Carnival, Inc.	8,503	526,166

Sleep Number Corp.*	17,428	2,500,744

Sonic Automotive, Inc. Class A	52,938	2,624,137

Sportsman’s Warehouse Holdings, Inc.*	65,220	1,124,393

Tilly’s, Inc. Class A*	44,046	498,601

Winmark Corp.	2,717	506,530

Zumiez, Inc.*	24,538	1,052,680

Total Specialty Retail		40,878,862

Technology Hardware, Storage & Peripherals – 0.4%

Avid Technology, Inc.*	26,737	564,418

Intevac, Inc.*(a)	31,122	222,522

Super Micro Computer, Inc.*	40,879	1,596,734

Total Technology Hardware, Storage & Peripherals		2,383,674

Textiles, Apparel & Luxury Goods – 0.9%

Culp, Inc.	8,275	127,352

G-III Apparel Group Ltd.*	58,314	1,757,584

Lakeland Industries, Inc.*	14,777	411,687

Levi Strauss & Co. Class A	56,371	1,347,831

Movado Group, Inc.	5,362	152,549

Rocky Brands, Inc.	10,853	586,713

Superior Group of Cos., Inc.	23,485	596,989

Vera Bradley, Inc.*	36,675	370,417

Total Textiles, Apparel & Luxury Goods		5,351,122

Thrifts & Mortgage Finance – 4.8%

Axos Financial, Inc.*	69,264	3,256,101

Bridgewater Bancshares, Inc.*	12,322	199,000

Capitol Federal Financial, Inc.	37,393	495,270

Columbia Financial, Inc.*	42,678	746,011

Federal Agricultural Mortgage Corp. Class C	12,212	1,229,993

Flagstar Bancorp, Inc.	118,151	5,328,610

FS Bancorp, Inc.	5,045	339,024

Hingham Institution For Savings (The)	1,782	505,660

Home Bancorp, Inc.	156	5,624

HomeStreet, Inc.	20,205	890,434

Kearny Financial Corp.	45,491	549,531

Luther Burbank Corp.	24,556	290,497

Merchants Bancorp	54,287	2,276,797

Meridian Bancorp, Inc.	44,259	815,251

Meta Financial Group, Inc.	29,484	1,335,920

NMI Holdings, Inc. Class A*	88,909	2,101,809

Northfield Bancorp, Inc.	9,468	150,731

Northwest Bancshares, Inc.	52,771	762,541

Ocwen Financial Corp.*	11,951	339,767

PCSB Financial Corp.	90	1,495

Premier Financial Corp.	19,831	659,579

Provident Bancorp, Inc.	8,982	129,341

Provident Financial Services, Inc.	45,084	1,004,471

Southern Missouri Bancorp, Inc.	7,038	277,438

Territorial Bancorp, Inc.	189	5,001

Timberland Bancorp, Inc.	5,385	149,757

TrustCo Bank Corp.	53,998	397,965

Washington Federal, Inc.	92,817	2,858,764

Waterstone Financial, Inc.	38,780	791,888

WSFS Financial Corp.(a)	21,937	1,092,243

Total Thrifts & Mortgage Finance		28,986,513

Tobacco – 0.5%

Turning Point Brands, Inc.	5,348	279,005

Universal Corp.	17,821	1,051,261

Vector Group Ltd.	134,280	1,873,206

Total Tobacco		3,203,472

Trading Companies & Distributors – 2.6%

BlueLinx Holdings, Inc.*	21,808	854,656

Boise Cascade Co.	55,871	3,342,762

CAI International, Inc.	22,395	1,019,420

DXP Enterprises, Inc.*	10,314	311,173

GMS, Inc.*	41,410	1,728,868

H&E Equipment Services, Inc.	25,658	975,004

Herc Holdings, Inc.*	16,910	1,713,490

Lawson Products, Inc.*	5,902	306,078

McGrath RentCorp	19,806	1,597,354

Rush Enterprises, Inc. Class A	33,604	1,674,487

Systemax, Inc.	25,133	1,033,469

Titan Machinery, Inc.*	18,566	473,433

Transcat, Inc.*(a)	5,751	282,259

Veritiv Corp.*	10,617	451,647

Total Trading Companies & Distributors		15,764,100

Water Utilities – 0.4%

Artesian Resources Corp. Class A	9,256	364,501

Global Water Resources, Inc.	11,785	192,213

Middlesex Water Co.	5,241	414,144

Pure Cycle Corp.*	23,647	317,343

SJW Group	9,530	600,295

York Water Co. (The)	6,438	315,269

Total Water Utilities		2,203,765

Wireless Telecommunication Services – 1.1%

Telephone & Data Systems, Inc.	130,344	2,992,698

United States Cellular Corp.*(a)	97,624	3,561,324

Total Wireless Telecommunication Services		6,554,022
TOTAL COMMON STOCKS (Cost: $495,220,387)		607,322,120

WARRANTS – 0.0%

United States – 0.0%
FTS International, Inc. expiring 11/19/23*(a) (Cost: $0)	14,553	0

EXCHANGE-TRADED FUND – 0.2%

United States – 0.2%

WisdomTree U.S. MidCap Fund(a)(b) (Cost: $1,017,831)	22,924	1,167,519

See Notes to Financial Statements.

84	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree U.S. SmallCap Fund (EES)

March 31, 2021

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.1%

United States – 1.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c)

(Cost: $6,996,113)	6,996,113	$6,996,113

TOTAL INVESTMENTS IN SECURITIES – 101.0% (Cost: $503,234,331)		615,485,752

Other Assets less Liabilities – (1.0)%		(6,158,556)

NET ASSETS – 100.0%		$609,327,196

*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at March 31, 2021 (See Note 2). At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $22,872,745 and the total market value of the collateral held by the Fund was $23,116,878. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $16,120,765.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2021 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2021	Dividend Income
WisdomTree U.S. MidCap Fund	$165,336	$4,033,628	$3,465,871	$218,684	$215,742	$1,167,519	$24,127

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$607,322,120	$—	$—	$607,322,120
Warrants	—	0	—	0
Exchange-Traded Fund	1,167,519	—	—	1,167,519
Investment of Cash Collateral for Securities Loaned	—	6,996,113	—	6,996,113
Total Investments in Securities	$608,489,639	$6,996,113	$—	$615,485,752

See Notes to Financial Statements.

WisdomTree Trust	85

Schedule of Investments

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

March 31, 2021

Investments	Shares	Value

COMMON STOCKS – 99.9%

United States – 98.9%

Aerospace & Defense – 1.1%

Kaman Corp.	12,610	$646,767

Moog, Inc. Class A	11,518	957,722

National Presto Industries, Inc.	2,503	255,481

Park Aerospace Corp.	19,176	253,507

Total Aerospace & Defense		2,113,477

Air Freight & Logistics – 0.5%

Forward Air Corp.	10,064	893,784

Auto Components – 1.1%

Patrick Industries, Inc.	14,944	1,270,240

Standard Motor Products, Inc.	17,039	708,482

Total Auto Components		1,978,722

Automobiles – 0.4%

Winnebago Industries, Inc.	10,766	825,860

Banks – 15.8%

Altabancorp	8,405	353,346

Arrow Financial Corp.	9,855	328,270

BancFirst Corp.	17,046	1,204,982

BancorpSouth Bank	64,026	2,079,564

Bank7 Corp.	4,164	73,328

BankUnited, Inc.	59,065	2,595,907

Berkshire Hills Bancorp, Inc.	29,452	657,369

Capital City Bank Group, Inc.	8,073	210,059

Cathay General Bancorp	73,336	2,990,642

City Holding Co.	11,455	936,790

Eagle Bancorp, Inc.	15,726	836,780

Enterprise Financial Services Corp.	14,270	705,509

Farmers National Banc Corp.	19,053	318,185

FB Financial Corp.	11,202	498,041

Financial Institutions, Inc.	16,627	503,632

First Interstate BancSystem, Inc. Class A	34,752	1,599,982

First Savings Financial Group, Inc.	525	35,249

German American Bancorp, Inc.	13,925	643,614

Great Southern Bancorp, Inc.	8,745	495,579

Heartland Financial USA, Inc.	15,618	784,961

Independent Bank Corp.	39,786	2,045,579

Independent Bank Group, Inc.	19,187	1,386,069

Lakeland Financial Corp.	13,512	934,895

Live Oak Bancshares, Inc.	2,487	170,335

Macatawa Bank Corp.	27,073	269,376

Northeast Bank	321	8,471

Old Second Bancorp, Inc.	2,448	32,338

Park National Corp.	14,384	1,859,851

Parke Bancorp, Inc.	7,762	155,162

Plumas Bancorp	2,114	61,835

Preferred Bank	8,963	570,764

QCR Holdings, Inc.	2,190	103,412

RBB Bancorp	10,089	204,504

ServisFirst Bancshares, Inc.	20,925	1,283,330

Stock Yards Bancorp, Inc.	13,324	680,323

TriCo Bancshares	17,180	813,817

Unity Bancorp, Inc.	4,132	90,904

Washington Trust Bancorp, Inc.	17,607	909,049

West Bancorp, Inc.	12,000	289,080

Total Banks		29,720,883

Beverages – 0.2%

MGP Ingredients, Inc.	6,919	409,259

Building Products – 1.1%

Apogee Enterprises, Inc.	22,337	913,136

CSW Industrials, Inc.	2,352	317,520

Griffon Corp.	29,758	808,525

Insteel Industries, Inc.	3,112	95,974

Total Building Products		2,135,155

Capital Markets – 3.3%

B. Riley Financial, Inc.	23,683	1,335,248

BGC Partners, Inc. Class A	65,668	317,176

Brightsphere Investment Group, Inc.	3,716	75,732

Federated Hermes, Inc. Class B	77,424	2,423,371

Hamilton Lane, Inc. Class A	13,327	1,180,239

Silvercrest Asset Management Group, Inc. Class A	8,875	127,623

Victory Capital Holdings, Inc. Class A	4,411	112,745

Virtus Investment Partners, Inc.	2,700	635,850

Total Capital Markets		6,207,984

Chemicals – 2.9%

Chase Corp.	2,597	302,265

FutureFuel Corp.	33,918	492,829

H.B. Fuller Co.	25,373	1,596,215

Innospec, Inc.	11,708	1,202,294

Minerals Technologies, Inc.	4,306	324,328

Stepan Co.	9,073	1,153,269

Tredegar Corp.	27,373	410,869

Total Chemicals		5,482,069

Commercial Services & Supplies – 7.4%

ABM Industries, Inc.	39,737	2,026,984

ACCO Brands Corp.	93,383	788,153

Acme United Corp.	1,771	69,848

Brady Corp. Class A	28,848	1,541,926

Deluxe Corp.	59,503	2,496,746

Ennis, Inc.	43,265	923,708

Healthcare Services Group, Inc.	80,468	2,255,518

HNI Corp.	45,500	1,799,980

Kimball International, Inc. Class B	36,215	507,010

Steelcase, Inc. Class A	91,358	1,314,642

VSE Corp.	3,433	135,603

Total Commercial Services & Supplies		13,860,118

Construction & Engineering – 0.8%

Arcosa, Inc.	5,730	372,966

Comfort Systems USA, Inc.	10,120	756,672

Primoris Services Corp.	13,711	454,246

Total Construction & Engineering		1,583,884

Construction Materials – 0.1%

United States Lime & Minerals, Inc.	1,250	167,137

See Notes to Financial Statements.

86	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

March 31, 2021

Investments	Shares	Value

Consumer Finance – 0.6%

FirstCash, Inc.	14,060	$923,320

Regional Management Corp.	7,344	254,543

Total Consumer Finance		1,177,863

Containers & Packaging – 1.8%

Greif, Inc. Class A	60,082	3,424,674

Distributors – 0.1%

Educational Development Corp.	8,083	137,815

Diversified Consumer Services – 2.0%

Carriage Services, Inc.	9,436	332,053

Graham Holdings Co. Class B	2,018	1,135,004

Strategic Education, Inc.	24,167	2,221,189

Total Diversified Consumer Services		3,688,246

Electric Utilities – 2.3%

MGE Energy, Inc.	29,481	2,104,648

Otter Tail Corp.	49,175	2,270,410

Total Electric Utilities		4,375,058

Electrical Equipment – 0.5%

Allied Motion Technologies, Inc.	819	42,039

AZZ, Inc.	12,188	613,666

Encore Wire Corp.	914	61,357

Preformed Line Products Co.	1,910	131,312

Total Electrical Equipment		848,374

Electronic Equipment, Instruments & Components – 2.4%

Badger Meter, Inc.	9,245	860,432

CTS Corp.	6,111	189,808

Methode Electronics, Inc.	17,167	720,671

PC Connection, Inc.	7,257	336,652

Vishay Intertechnology, Inc.	102,227	2,461,626

Total Electronic Equipment, Instruments & Components		4,569,189

Entertainment – 0.6%

World Wrestling Entertainment, Inc. Class A	19,818	1,075,325

Food & Staples Retailing – 0.8%

Ingles Markets, Inc. Class A	8,929	550,473

PriceSmart, Inc.	9,554	924,349

Total Food & Staples Retailing		1,474,822

Food Products – 2.7%

B&G Foods, Inc.	135,974	4,223,352

John B. Sanfilippo & Son, Inc.	2,904	262,435

Tootsie Roll Industries, Inc.	18,398	609,522

Total Food Products		5,095,309

Gas Utilities – 0.8%

Chesapeake Utilities Corp.	11,398	1,323,080

RGC Resources, Inc.	4,123	91,448

Total Gas Utilities		1,414,528

Health Care Equipment & Supplies – 0.4%

Atrion Corp.	802	514,330

Utah Medical Products, Inc.	1,763	152,676

Total Health Care Equipment & Supplies		667,006

Health Care Providers & Services – 0.5%

National HealthCare Corp.	12,991	1,012,129

Health Care Technology – 0.1%

Simulations Plus, Inc.(a)	3,245	205,214

Hotels, Restaurants & Leisure – 0.1%

RCI Hospitality Holdings, Inc.	1,931	122,792

Household Durables – 0.8%

Hamilton Beach Brands Holding Co. Class A	8,165	148,031

Hooker Furniture Corp.	8,843	322,416

La-Z-Boy, Inc.	26,010	1,104,905

Total Household Durables		1,575,352

Household Products – 0.1%

Ocean Bio-Chem, Inc.	2,117	25,447

Oil-Dri Corp. of America	5,596	192,726

Total Household Products		218,173

Insurance – 2.6%

American Equity Investment Life Holding Co.	24,248	764,539

AMERISAFE, Inc.	8,169	522,816

Crawford & Co. Class A	13,990	148,994

Employers Holdings, Inc.	20,012	861,717

FBL Financial Group, Inc. Class A	20,663	1,155,475

Investors Title Co.	510	84,660

Safety Insurance Group, Inc.	15,478	1,304,021

Total Insurance		4,842,222

Internet & Direct Marketing Retail – 1.2%

PetMed Express, Inc.(a)	29,737	1,045,999

Shutterstock, Inc.	14,261	1,269,799

Total Internet & Direct Marketing Retail		2,315,798

IT Services – 1.7%

Cass Information Systems, Inc.	14,154	654,906

CSG Systems International, Inc.	28,076	1,260,332

NIC, Inc.	38,737	1,314,346

Total IT Services		3,229,584

Leisure Products – 1.5%

Escalade, Inc.	15,699	328,266

Johnson Outdoors, Inc. Class A	3,024	431,676

Marine Products Corp.	25,776	419,376

Sturm Ruger & Co., Inc.	24,358	1,609,333

Total Leisure Products		2,788,651

Machinery – 7.2%

Alamo Group, Inc.	1,490	232,663

Albany International Corp. Class A	10,615	886,034

Barnes Group, Inc.	21,206	1,050,545

Columbus McKinnon Corp.	4,568	241,008

Eastern Co. (The)	2,632	70,538

EnPro Industries, Inc.	9,414	802,732

ESCO Technologies, Inc.	2,604	283,549

Federal Signal Corp.	18,900	723,870

Gorman-Rupp Co. (The)	14,747	488,273

Helios Technologies, Inc.	7,080	515,920

See Notes to Financial Statements.

WisdomTree Trust	87

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

March 31, 2021

Investments	Shares	Value

Kadant, Inc.	2,645	$489,351

Miller Industries, Inc.	7,411	342,314

Mueller Industries, Inc.	21,999	909,659

Mueller Water Products, Inc. Class A	94,218	1,308,688

Omega Flex, Inc.	2,216	349,862

Shyft Group, Inc. (The)	4,048	150,586

Standex International Corp.	4,878	466,190

Tennant Co.	7,874	629,054

Trinity Industries, Inc.	108,662	3,095,780

Wabash National Corp.	30,077	565,448

Total Machinery		13,602,064

Marine – 0.8%

Matson, Inc.	22,095	1,473,736

Media – 1.8%

Entravision Communications Corp. Class A	63,010	254,560

John Wiley & Sons, Inc. Class A	57,800	3,132,760

Total Media		3,387,320

Multi-Utilities – 2.6%

Avista Corp.	102,568	4,897,622

Multiline Retail – 1.5%

Big Lots, Inc.	40,880	2,792,104

Oil, Gas & Consumable Fuels – 0.1%

NACCO Industries, Inc. Class A	4,647	115,943

Paper & Forest Products – 2.1%

Neenah, Inc.	22,425	1,152,196

Schweitzer-Mauduit International, Inc.	55,569	2,721,214

Total Paper & Forest Products		3,873,410

Personal Products – 2.9%

Medifast, Inc.	11,270	2,387,211

Nu Skin Enterprises, Inc. Class A	57,894	3,062,014

Total Personal Products		5,449,225

Professional Services – 2.9%

Barrett Business Services, Inc.	4,214	290,176

BGSF, Inc.	9,829	137,606

CRA International, Inc.	5,026	375,141

Heidrick & Struggles International, Inc.	13,423	479,469

ICF International, Inc.	4,435	387,619

Kforce, Inc.	13,036	698,729

Korn Ferry	17,089	1,065,841

ManTech International Corp. Class A	16,722	1,453,978

Resources Connection, Inc.	45,407	614,811

Total Professional Services		5,503,370

Real Estate Management & Development – 0.2%

Newmark Group, Inc. Class A	34,318	343,352

Road & Rail – 1.3%

ArcBest Corp.	5,861	412,438

Heartland Express, Inc.	11,103	217,397

Marten Transport Ltd.	24,144	409,724

Schneider National, Inc. Class B	37,854	945,214

Universal Logistics Holdings, Inc.	17,139	450,927

Total Road & Rail		2,435,700

Software – 1.8%

Ebix, Inc.(a)	9,973	319,435

InterDigital, Inc.	27,685	1,756,613

Progress Software Corp.	29,456	1,297,832

Total Software		3,373,880

Specialty Retail – 6.0%

Buckle, Inc. (The)	71,509	2,808,873

Group 1 Automotive, Inc.	7,028	1,108,948

Haverty Furniture Cos., Inc.	21,982	817,511

Monro, Inc.	23,872	1,570,778

Rent-A-Center, Inc.	71,954	4,148,868

Shoe Carnival, Inc.	5,441	336,689

Sonic Automotive, Inc. Class A	11,292	559,744

Total Specialty Retail		11,351,411

Textiles, Apparel & Luxury Goods – 1.2%

Rocky Brands, Inc.	5,436	293,870

Superior Group of Cos., Inc.	11,059	281,120

Wolverine World Wide, Inc.	41,934	1,606,911

Total Textiles, Apparel & Luxury Goods		2,181,901

Thrifts & Mortgage Finance – 2.6%

Federal Agricultural Mortgage Corp. Class C	8,610	867,199

FS Bancorp, Inc.	1,529	102,749

Hingham Institution For Savings (The)	438	124,287

Merchants Bancorp	7,578	317,821

Meta Financial Group, Inc.	4,326	196,011

OP Bancorp	8,687	91,387

Premier Financial Corp.	32,428	1,078,555

Southern Missouri Bancorp, Inc.	4,057	159,927

Timberland Bancorp, Inc.	4,945	137,521

Walker & Dunlop, Inc.	11,962	1,228,976

WSFS Financial Corp.	12,828	638,706

Total Thrifts & Mortgage Finance		4,943,139

Tobacco – 0.1%

Turning Point Brands, Inc.	3,399	177,326

Trading Companies & Distributors – 2.8%

Boise Cascade Co.	13,387	800,944

CAI International, Inc.	17,428	793,323

McGrath RentCorp	20,869	1,683,085

Rush Enterprises, Inc. Class A	23,440	1,168,015

Systemax, Inc.	18,531	761,995

Total Trading Companies & Distributors		5,207,362

Water Utilities – 2.3%

California Water Service Group	31,617	1,781,302

Middlesex Water Co.	9,936	785,143

SJW Group	20,601	1,297,657

York Water Co. (The)	7,726	378,342

Total Water Utilities		4,242,444

Wireless Telecommunication Services – 0.4%

Shenandoah Telecommunications Co.	14,752	720,045
Total United States		185,707,810

See Notes to Financial Statements.

88	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

March 31, 2021

Investments	Shares	Value

Puerto Rico – 1.0%

Banks – 0.7%

First Bancorp	111,782	$1,258,665

IT Services – 0.3%

EVERTEC, Inc.	13,901	517,395
Total Puerto Rico		1,776,060
TOTAL COMMON STOCKS (Cost: $155,461,386)		187,483,870

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%

United States – 0.5%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(b)
(Cost: $961,056)	961,056	961,056

TOTAL INVESTMENTS IN SECURITIES – 100.4% (Cost: $156,422,442)		188,444,926

Other Assets less Liabilities – (0.4)%		(712,338)

NET ASSETS – 100.0%		$187,732,588

(a)

Security, or portion thereof, was on loan at March 31, 2021 (See Note 2). At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,400,112 and the total market value of the collateral held by the Fund was $1,421,184. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $460,128.

(b)	Rate shown represents annualized 7-day yield as of March 31, 2021.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$187,483,870	$—	$—	$187,483,870
Investment of Cash Collateral for Securities Loaned	—	961,056	—	961,056
Total Investments in Securities	$187,483,870	$961,056	$—	$188,444,926

See Notes to Financial Statements.

WisdomTree Trust	89

Schedule of Investments

WisdomTree U.S. Total Dividend Fund (DTD)

March 31, 2021

Investments	Shares	Value

COMMON STOCKS – 99.8%

United States – 99.8%

Aerospace & Defense – 1.1%

BWX Technologies, Inc.	3,348	$220,767

General Dynamics Corp.	12,481	2,266,050

Huntington Ingalls Industries, Inc.	1,828	376,294

L3Harris Technologies, Inc.	5,824	1,180,408

Lockheed Martin Corp.	11,820	4,367,490

Northrop Grumman Corp.	4,896	1,584,542

Total Aerospace & Defense		9,995,551

Air Freight & Logistics – 1.0%

C.H. Robinson Worldwide, Inc.	4,801	458,159

Expeditors International of Washington, Inc.	4,805	517,451

FedEx Corp.	3,505	995,560

United Parcel Service, Inc. Class B	38,249	6,501,948

Total Air Freight & Logistics		8,473,118

Auto Components – 0.1%

BorgWarner, Inc.	7,290	337,964

Gentex Corp.	8,993	320,780

LCI Industries	1,593	210,722

Lear Corp.	818	148,263

Total Auto Components		1,017,729

Automobiles – 0.0%

Thor Industries, Inc.	1,838	247,652

Banks – 7.8%

Associated Banc-Corp.	12,525	267,283

Atlantic Union Bankshares Corp.	4,843	185,777

BancorpSouth Bank	5,745	186,598

Bank of America Corp.	321,482	12,438,139

Bank of Hawaii Corp.	2,524	225,873

Bank OZK	8,157	333,213

BankUnited, Inc.	5,224	229,595

Banner Corp.	2,774	147,937

BOK Financial Corp.	3,656	326,554

Cathay General Bancorp	6,219	253,611

Citigroup, Inc.	108,877	7,920,802

City Holding Co.	4,300	351,654

Columbia Banking System, Inc.	4,617	198,947

Commerce Bancshares, Inc.	3,456	264,764

Community Bank System, Inc.	2,675	205,226

Cullen/Frost Bankers, Inc.	3,529	383,814

CVB Financial Corp.	9,382	207,248

East West Bancorp, Inc.	5,827	430,033

Fifth Third Bancorp	43,418	1,626,004

First Commonwealth Financial Corp.	9,807	140,927

First Financial Bancorp	10,090	242,160

First Financial Bankshares, Inc.	4,281	200,051

First Hawaiian, Inc.	10,524	288,042

First Horizon Corp.	40,901	691,636

First Interstate BancSystem, Inc. Class A	3,275	150,781

First Merchants Corp.	3,433	159,634

First Republic Bank	1,899	316,658

Flushing Financial Corp.	5,129	108,889

Fulton Financial Corp.	12,402	211,206

Glacier Bancorp, Inc.	4,789	273,356

Hilltop Holdings, Inc.	4,391	149,865

Home BancShares, Inc.	9,142	247,291

Hope Bancorp, Inc.	13,391	201,668

Independent Bank Corp.	1,780	149,858

International Bancshares Corp.	4,035	187,305

Investors Bancorp, Inc.	21,023	308,828

JPMorgan Chase & Co.	134,338	20,450,274

M&T Bank Corp.	6,965	1,055,964

Old National Bancorp	10,787	208,621

Pacific Premier Bancorp, Inc.	6,591	286,313

Park National Corp.	1,341	173,391

People’s United Financial, Inc.	37,632	673,613

Popular, Inc.	4,645	326,636

Prosperity Bancshares, Inc.	4,677	350,261

Regions Financial Corp.	58,037	1,199,044

Sandy Spring Bancorp, Inc.	5,262	228,529

ServisFirst Bancshares, Inc.	3,098	190,000

Signature Bank	1,808	408,789

Simmons First National Corp. Class A	7,054	209,292

Sterling Bancorp	7,065	162,636

Synovus Financial Corp.	10,117	462,853

Truist Financial Corp.	76,452	4,458,681

Trustmark Corp.	4,794	161,366

U.S. Bancorp	84,526	4,675,133

UMB Financial Corp.	1,915	176,812

Umpqua Holdings Corp.	21,370	375,043

United Bankshares, Inc.	9,972	384,720

United Community Banks, Inc.	5,004	170,736

Valley National Bancorp	31,340	430,612

Webster Financial Corp.	6,313	347,909

WesBanco, Inc.	5,520	199,051

Westamerica BanCorp	2,536	159,210

Western Alliance Bancorp	3,413	322,324

Wintrust Financial Corp.	2,285	173,203

Total Banks		68,632,243

Beverages – 2.9%

Brown-Forman Corp. Class A	3,943	251,051

Brown-Forman Corp. Class B	6,796	468,720

Coca-Cola Co. (The)	195,514	10,305,543

Constellation Brands, Inc. Class A	3,739	852,492

Keurig Dr. Pepper, Inc.	39,554	1,359,471

PepsiCo, Inc.	86,061	12,173,328

Total Beverages		25,410,605

Biotechnology – 2.9%

AbbVie, Inc.	126,000	13,635,720

Amgen, Inc.	23,848	5,933,621

Gilead Sciences, Inc.	83,529	5,398,479

Total Biotechnology		24,967,820

Building Products – 0.3%

A.O. Smith Corp.	6,300	425,943

Carrier Global Corp.	8,922	376,687

See Notes to Financial Statements.

90	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

March 31, 2021

Investments	Shares	Value

Fortune Brands Home & Security, Inc.	2,870	$275,003

Lennox International, Inc.	1,068	332,778

Masco Corp.	4,920	294,708

Owens Corning	2,558	235,566

Simpson Manufacturing Co., Inc.	1,427	148,023

UFP Industries, Inc.	2,016	152,894

Total Building Products		2,241,602

Capital Markets – 4.3%

Ameriprise Financial, Inc.	3,997	929,103

Ares Management Corp. Class A	11,457	641,936

Artisan Partners Asset Management, Inc. Class A	10,007	522,065

B. Riley Financial, Inc.	3,514	198,119

Bank of New York Mellon Corp. (The)	38,080	1,800,803

BlackRock, Inc.	6,801	5,127,682

Blackstone Group, Inc. (The) Class A	33,370	2,487,066

CBOE Global Markets, Inc.	3,403	335,842

Charles Schwab Corp. (The)	36,462	2,376,593

CME Group, Inc.	10,099	2,062,519

Cohen & Steers, Inc.	1,948	127,263

Evercore, Inc. Class A	2,692	354,644

FactSet Research Systems, Inc.	616	190,091

Federated Hermes, Inc. Class B	6,670	208,771

Franklin Resources, Inc.	35,495	1,050,652

GCM Grosvenor, Inc. Class A	27,986	333,033

Goldman Sachs Group, Inc. (The)	10,373	3,391,971

Hamilton Lane, Inc. Class A	1,889	167,290

Houlihan Lokey, Inc.	2,756	183,302

Intercontinental Exchange, Inc.	9,466	1,057,163

KKR & Co., Inc. Class A	12,523	611,748

LPL Financial Holdings, Inc.	1,611	229,020

MarketAxess Holdings, Inc.	313	155,849

Moelis & Co. Class A	5,312	291,523

Moody’s Corp.	3,507	1,047,225

Morgan Stanley	57,666	4,478,342

MSCI, Inc.	1,000	419,280

Nasdaq, Inc.	5,890	868,539

Northern Trust Corp.	9,589	1,007,900

Raymond James Financial, Inc.	3,675	450,408

S&P Global, Inc.	4,067	1,435,122

SEI Investments Co.	3,372	205,456

Stifel Financial Corp.	2,901	185,838

T. Rowe Price Group, Inc.	11,753	2,016,815

Virtu Financial, Inc. Class A	9,099	282,524

Total Capital Markets		37,231,497

Chemicals – 1.9%

Air Products & Chemicals, Inc.	6,271	1,764,283

Albemarle Corp.	1,975	288,567

Ashland Global Holdings, Inc.	1,858	164,935

Avient Corp.	4,000	189,080

Cabot Corp.	3,771	197,751

Celanese Corp.	3,305	495,122

CF Industries Holdings, Inc.	10,938	496,366

Chemours Co. (The)	10,689	298,330

Corteva, Inc.	12,993	605,734

Dow, Inc.	55,081	3,521,879

DuPont de Nemours, Inc.	18,404	1,422,261

Eastman Chemical Co.	5,537	609,735

Ecolab, Inc.	3,733	799,123

Element Solutions, Inc.	9,943	181,858

FMC Corp.	3,176	351,297

H.B. Fuller Co.	2,179	137,081

Huntsman Corp.	9,712	279,997

International Flavors & Fragrances, Inc.	4,589	640,670

Kronos Worldwide, Inc.	10,939	167,367

Mosaic Co. (The)	6,835	216,054

NewMarket Corp.	578	219,733

Olin Corp.	10,021	380,497

PPG Industries, Inc.	4,678	702,916

RPM International, Inc.	5,478	503,154

Scotts Miracle-Gro Co. (The)	1,966	481,611

Sensient Technologies Corp.	2,526	197,028

Sherwin-Williams Co. (The)	1,396	1,030,262

Valvoline, Inc.	7,701	200,765

W.R. Grace & Co.	2,817	168,626

Westlake Chemical Corp.	2,968	263,529

Total Chemicals		16,975,611

Commercial Services & Supplies – 0.6%

ABM Industries, Inc.	2,805	143,083

Cintas Corp.	2,387	814,707

Healthcare Services Group, Inc.	5,396	151,250

HNI Corp.	3,132	123,902

MSA Safety, Inc.	1,251	187,675

Republic Services, Inc.	13,188	1,310,228

Rollins, Inc.	7,322	252,023

Steelcase, Inc. Class A	6,907	99,392

Tetra Tech, Inc.	1,033	140,199

Waste Management, Inc.	12,074	1,557,787

Total Commercial Services & Supplies		4,780,246

Communications Equipment – 1.4%

Cisco Systems, Inc.	202,082	10,449,660

Juniper Networks, Inc.	19,880	503,560

Motorola Solutions, Inc.	4,385	824,599

Ubiquiti, Inc.	715	213,285

Total Communications Equipment		11,991,104

Construction & Engineering – 0.0%

Quanta Services, Inc.	1,414	124,404

Valmont Industries, Inc.	744	176,826

Total Construction & Engineering		301,230

Construction Materials – 0.1%

Martin Marietta Materials, Inc.	895	300,559

Vulcan Materials Co.	2,138	360,787

Total Construction Materials		661,346

Consumer Finance – 0.6%

American Express Co.	16,008	2,264,172

Discover Financial Services	10,270	975,547

See Notes to Financial Statements.

WisdomTree Trust	91

Schedule of Investments (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

March 31, 2021

Investments	Shares	Value

Navient Corp.	23,027	$329,517

OneMain Holdings, Inc.	10,057	540,262

SLM Corp.	12,390	222,648

Synchrony Financial	24,823	1,009,303

Total Consumer Finance		5,341,449

Containers & Packaging – 0.6%

AptarGroup, Inc.	1,924	272,573

Avery Dennison Corp.	3,228	592,822

Ball Corp.	4,672	395,905

Graphic Packaging Holding Co.	9,910	179,966

Greif, Inc. Class A	2,140	121,980

Greif, Inc. Class B	2,477	141,783

International Paper Co.	23,839	1,288,975

Packaging Corp. of America	5,173	695,665

Sealed Air Corp.	5,835	267,360

Silgan Holdings, Inc.	4,523	190,102

Sonoco Products Co.	6,988	442,340

WestRock Co.	7,821	407,083

Total Containers & Packaging		4,996,554

Distributors – 0.1%

Genuine Parts Co.	7,424	858,140

Pool Corp.	733	253,061

Total Distributors		1,111,201

Diversified Consumer Services – 0.1%

H&R Block, Inc.	20,757	452,503

Service Corp. International	7,327	374,043

Strategic Education, Inc.	1,371	126,009

Total Diversified Consumer Services		952,555

Diversified Financial Services – 0.1%

Jefferies Financial Group, Inc.	11,500	346,150

Voya Financial, Inc.	2,615	166,419

Total Diversified Financial Services		512,569

Diversified Telecommunication Services – 5.3%

AT&T, Inc.	712,660	21,572,218

Cogent Communications Holdings, Inc.	4,261	292,986

Lumen Technologies, Inc.	162,363	2,167,546

Verizon Communications, Inc.	377,779	21,967,849

Total Diversified Telecommunication Services		46,000,599

Electric Utilities – 3.8%

ALLETE, Inc.	3,918	263,250

Alliant Energy Corp.	16,819	910,917

American Electric Power Co., Inc.	25,202	2,134,609

Avangrid, Inc.	18,392	916,106

Duke Energy Corp.	45,276	4,370,492

Edison International	23,823	1,396,028

Entergy Corp.	11,131	1,107,201

Evergy, Inc.	13,728	817,228

Eversource Energy	12,461	1,078,998

Exelon Corp.	51,652	2,259,258

FirstEnergy Corp.	42,901	1,488,236

Hawaiian Electric Industries, Inc.	6,943	308,478

IDACORP, Inc.	3,925	392,382

NextEra Energy, Inc.	81,918	6,193,820

NRG Energy, Inc.	14,000	528,220

OGE Energy Corp.	15,939	515,786

Otter Tail Corp.	3,093	142,804

Pinnacle West Capital Corp.	7,291	593,123

Portland General Electric Co.	6,217	295,121

PPL Corp.	66,704	1,923,743

Southern Co. (The)	64,581	4,014,355

Xcel Energy, Inc.	29,290	1,948,078

Total Electric Utilities		33,598,233

Electrical Equipment – 0.5%

AMETEK, Inc.	2,418	308,851

Emerson Electric Co.	22,572	2,036,446

Hubbell, Inc.	3,191	596,366

Regal Beloit Corp.	942	134,404

Rockwell Automation, Inc.	4,602	1,221,555

Total Electrical Equipment		4,297,622

Electronic Equipment, Instruments & Components – 0.4%

Amphenol Corp. Class A	12,228	806,681

Avnet, Inc.	5,060	210,040

CDW Corp.	2,861	474,211

Corning, Inc.	27,421	1,193,088

Dolby Laboratories, Inc. Class A	1,812	178,881

National Instruments Corp.	6,182	266,970

Vishay Intertechnology, Inc.	5,768	138,893

Total Electronic Equipment, Instruments & Components		3,268,764

Energy Equipment & Services – 0.1%

Archrock, Inc.	19,126	181,506

Baker Hughes Co.	34,515	745,869

Halliburton Co.	14,034	301,170

Total Energy Equipment & Services		1,228,545

Entertainment – 0.2%

Activision Blizzard, Inc.	8,935	830,955

Electronic Arts, Inc.	3,632	491,664

Total Entertainment		1,322,619

Equity Real Estate Investment Trusts (REITs) – 5.0%

Agree Realty Corp.	3,014	202,872

Alexander’s, Inc.	540	149,742

Alexandria Real Estate Equities, Inc.	5,559	913,344

American Campus Communities, Inc.	8,152	351,922

American Homes 4 Rent Class A	5,311	177,069

American Tower Corp.	10,499	2,509,891

Americold Realty Trust	7,849	301,951

AvalonBay Communities, Inc.	5,804	1,070,896

Boston Properties, Inc.	6,413	649,380

Brandywine Realty Trust	16,875	217,856

Brixmor Property Group, Inc.	21,585	436,665

Camden Property Trust	4,311	473,822

CareTrust REIT, Inc.	7,411	172,565

Columbia Property Trust, Inc.	10,834	185,261

CoreSite Realty Corp.	3,399	407,370

See Notes to Financial Statements.

92	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

March 31, 2021

Investments	Shares	Value

Corporate Office Properties Trust	7,366	$193,947

Cousins Properties, Inc.	7,684	271,629

Crown Castle International Corp.	16,548	2,848,407

CubeSmart	15,705	594,120

CyrusOne, Inc.	4,902	331,963

Digital Realty Trust, Inc.	10,664	1,501,918

Douglas Emmett, Inc.	8,778	275,629

Duke Realty Corp.	12,873	539,765

Easterly Government Properties, Inc.	6,508	134,911

EastGroup Properties, Inc.	1,988	284,841

Equinix, Inc.	1,517	1,030,938

Equity LifeStyle Properties, Inc.	5,604	356,639

Equity Residential	15,936	1,141,496

Essential Properties Realty Trust, Inc.	7,290	166,431

Essex Property Trust, Inc.	2,249	611,368

Extra Space Storage, Inc.	6,652	881,723

First Industrial Realty Trust, Inc.	6,558	300,291

Four Corners Property Trust, Inc.	7,179	196,705

Gaming and Leisure Properties, Inc.	24,603	1,043,905

Getty Realty Corp.	5,551	157,204

Healthcare Realty Trust, Inc.	11,153	338,159

Healthcare Trust of America, Inc. Class A	14,606	402,833

Healthpeak Properties, Inc.	28,304	898,369

Highwoods Properties, Inc.	7,196	308,996

Hudson Pacific Properties, Inc.	8,596	233,209

Independence Realty Trust, Inc.	7,153	108,726

Industrial Logistics Properties Trust	8,567	198,155

Innovative Industrial Properties, Inc.	1,053	189,708

Invitation Homes, Inc.	10,936	349,843

Iron Mountain, Inc.	29,693	1,098,938

JBG SMITH Properties	5,733	182,252

Kilroy Realty Corp.	5,155	338,323

Kimco Realty Corp.	25,099	470,606

Kite Realty Group Trust	4,801	92,611

Lamar Advertising Co. Class A	3,113	292,373

Lexington Realty Trust	24,154	268,351

Life Storage, Inc.	3,886	334,002

LTC Properties, Inc.	3,841	160,247

Medical Properties Trust, Inc.	35,271	750,567

Mid-America Apartment Communities, Inc.	4,470	645,289

National Health Investors, Inc.	4,132	298,661

National Retail Properties, Inc.	12,115	533,908

National Storage Affiliates Trust	6,329	252,717

Office Properties Income Trust	7,035	193,603

Paramount Group, Inc.	15,619	158,220

Physicians Realty Trust	15,161	267,895

Piedmont Office Realty Trust, Inc. Class A	10,290	178,737

PotlatchDeltic Corp.	4,995	264,335

Prologis, Inc.	20,373	2,159,538

PS Business Parks, Inc.	1,313	202,964

Public Storage	10,975	2,708,191

QTS Realty Trust, Inc. Class A	3,149	195,364

Rayonier, Inc.	7,321	236,102

Realty Income Corp.	18,245	1,158,558

Rexford Industrial Realty, Inc.	4,877	245,801

Sabra Health Care REIT, Inc.	18,842	327,097

SBA Communications Corp.	595	165,142

SITE Centers Corp.	8,429	114,297

SL Green Realty Corp.	5,603	392,154

Spirit Realty Capital, Inc.	9,205	391,213

STAG Industrial, Inc.	10,283	345,612

STORE Capital Corp.	15,236	510,406

Sun Communities, Inc.	2,172	325,887

Terreno Realty Corp.	3,217	185,846

UDR, Inc.	13,672	599,654

Uniti Group, Inc.	18,831	207,706

VICI Properties, Inc.(a)	34,802	982,808

Washington Prime Group, Inc.	1	2

Washington Real Estate Investment Trust	6,818	150,678

Weingarten Realty Investors	6,846	184,226

Weyerhaeuser Co.	17,225	613,210

Total Equity Real Estate Investment Trusts (REITs)		43,296,525

Food & Staples Retailing – 1.9%

Albertsons Cos., Inc. Class A(a)	21,476	409,547

Casey’s General Stores, Inc.	806	174,249

Costco Wholesale Corp.	7,080	2,495,559

Kroger Co. (The)	41,015	1,476,130

Walmart, Inc.	90,787	12,331,598

Weis Markets, Inc.	2,365	133,670

Total Food & Staples Retailing		17,020,753

Food Products – 2.3%

Archer-Daniels-Midland Co.	24,459	1,394,163

B&G Foods, Inc.	10,868	337,560

Campbell Soup Co.	20,407	1,025,860

Conagra Brands, Inc.	23,505	883,788

Flowers Foods, Inc.	18,566	441,871

General Mills, Inc.	46,723	2,865,054

Hershey Co. (The)	7,286	1,152,354

Hormel Foods Corp.	17,413	831,993

Ingredion, Inc.	3,678	330,726

J.M. Smucker Co. (The)	8,136	1,029,448

Kellogg Co.	28,588	1,809,620

Kraft Heinz Co. (The)	85,864	3,434,560

Lamb Weston Holdings, Inc.	3,100	240,188

Lancaster Colony Corp.	933	163,611

McCormick & Co., Inc. Non-Voting Shares	8,501	757,949

Mondelez International, Inc. Class A	44,568	2,608,565

Sanderson Farms, Inc.	692	107,800

Tootsie Roll Industries, Inc.	2,444	80,976

Tyson Foods, Inc. Class A	11,957	888,405

Total Food Products		20,384,491

Gas Utilities – 0.3%

Atmos Energy Corp.	5,208	514,811

National Fuel Gas Co.	6,671	333,483

New Jersey Resources Corp.	6,879	274,266

Northwest Natural Holding Co.	2,672	144,154

ONE Gas, Inc.	2,668	205,196

See Notes to Financial Statements.

WisdomTree Trust	93

Schedule of Investments (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

March 31, 2021

Investments	Shares	Value

South Jersey Industries, Inc.	9,757	$220,313

Southwest Gas Holdings, Inc.	3,512	241,309

Spire, Inc.	3,719	274,797

UGI Corp.	12,661	519,228

Total Gas Utilities		2,727,557

Health Care Equipment & Supplies – 1.1%

Abbott Laboratories	34,766	4,166,358

Baxter International, Inc.	10,060	848,460

Becton, Dickinson and Co.	5,622	1,366,989

Danaher Corp.	3,491	785,754

Dentsply Sirona, Inc.	3,133	199,917

Hill-Rom Holdings, Inc.	1,311	144,839

ResMed, Inc.	2,568	498,243

Stryker Corp.	5,475	1,333,601

Teleflex, Inc.	347	144,165

West Pharmaceutical Services, Inc.	573	161,460

Zimmer Biomet Holdings, Inc.	2,289	366,423

Total Health Care Equipment & Supplies		10,016,209

Health Care Providers & Services – 2.4%

AmerisourceBergen Corp.	5,718	675,124

Anthem, Inc.	4,433	1,591,225

Cardinal Health, Inc.	15,734	955,840

CVS Health Corp.	51,599	3,881,793

Encompass Health Corp.	2,508	205,405

Humana, Inc.	1,300	545,025

McKesson Corp.	2,450	477,848

Patterson Cos., Inc.	5,749	183,681

Premier, Inc. Class A	4,908	166,136

Quest Diagnostics, Inc.	5,749	737,827

UnitedHealth Group, Inc.	30,548	11,365,994

Total Health Care Providers & Services		20,785,898

Health Care Technology – 0.1%

Cerner Corp.	7,184	516,386

Hotels, Restaurants & Leisure – 1.3%

Domino’s Pizza, Inc.	814	299,381

McDonald’s Corp.	27,045	6,061,866

Starbucks Corp.	30,345	3,315,798

Travel + Leisure Co.	4,263	260,725

Wendy’s Co. (The)	6,037	122,310

Wyndham Hotels & Resorts, Inc.	1,457	101,670

Yum! Brands, Inc.	12,405	1,341,973

Total Hotels, Restaurants & Leisure		11,503,723

Household Durables – 0.4%

D.R. Horton, Inc.	6,695	596,658

Ethan Allen Interiors, Inc.	4,129	114,002

Leggett & Platt, Inc.	8,381	382,593

Lennar Corp. Class A	6,199	627,525

MDC Holdings, Inc.	4,398	261,241

Newell Brands, Inc.	29,549	791,322

PulteGroup, Inc.	5,511	288,997

Whirlpool Corp.	2,732	601,996

Total Household Durables		3,664,334

Household Products – 2.9%

Church & Dwight Co., Inc.	4,537	396,307

Clorox Co. (The)	6,351	1,224,981

Colgate-Palmolive Co.	38,548	3,038,739

Energizer Holdings, Inc.	3,776	179,209

Kimberly-Clark Corp.	23,178	3,222,901

Procter & Gamble Co. (The)	126,095	17,077,046

Reynolds Consumer Products, Inc.	10,205	303,905

Spectrum Brands Holdings, Inc.	2,189	186,065

WD-40 Co.	470	143,904

Total Household Products		25,773,057

Independent Power & Renewable Electricity Producers – 0.2%

AES Corp. (The)	28,678	768,857

Clearway Energy, Inc. Class A	4,865	128,971

Clearway Energy, Inc. Class C	8,757	246,422

Vistra Corp.	22,843	403,865

Total Independent Power & Renewable Electricity Producers		1,548,115

Industrial Conglomerates – 1.5%

3M Co.	43,400	8,362,312

Carlisle Cos., Inc.	1,373	225,968

General Electric Co.	40,456	531,187

Honeywell International, Inc.	17,918	3,889,460

Roper Technologies, Inc.	934	376,720

Total Industrial Conglomerates		13,385,647

Insurance – 2.3%

Aflac, Inc.	31,362	1,605,107

Allstate Corp. (The)	13,123	1,507,833

American Equity Investment Life Holding Co.	3,019	95,189

American Financial Group, Inc.	3,347	381,893

American National Group, Inc.	1,980	213,583

Arthur J. Gallagher & Co.	6,945	866,528

Assurant, Inc.	2,057	291,621

Brown & Brown, Inc.	6,058	276,911

Cincinnati Financial Corp.	7,556	778,948

CNA Financial Corp.	17,610	785,934

CNO Financial Group, Inc.	8,145	197,842

Erie Indemnity Co. Class A	1,966	434,309

Fidelity National Financial, Inc.	18,391	747,778

First American Financial Corp.	7,114	403,008

Globe Life, Inc.	1,660	160,406

Hanover Insurance Group, Inc. (The)	2,217	287,013

Hartford Financial Services Group, Inc. (The)	13,300	888,307

Horace Mann Educators Corp.	2,738	118,309

Kemper Corp.	2,760	220,027

Marsh & McLennan Cos., Inc.	18,371	2,237,588

Mercury General Corp.	7,784	473,345

MetLife, Inc.	51,612	3,137,493

Old Republic International Corp.	22,587	493,300

Primerica, Inc.	1,298	191,870

Progressive Corp. (The)	4,766	455,677

Reinsurance Group of America, Inc.	2,679	337,688

RLI Corp.	1,359	151,624

Safety Insurance Group, Inc.	2,095	176,504

See Notes to Financial Statements.

94	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

March 31, 2021

Investments	Shares	Value

Selective Insurance Group, Inc.	1,965	$142,541

Stewart Information Services Corp.	2,367	123,155

Travelers Cos., Inc. (The)	8,867	1,333,597

Unum Group	16,349	454,993

W.R. Berkley Corp.	1,333	100,441

Total Insurance		20,070,362

Internet & Direct Marketing Retail – 0.1%

eBay, Inc.	20,530	1,257,257

IT Services – 2.6%

Automatic Data Processing, Inc.	13,619	2,566,773

Broadridge Financial Solutions, Inc.	4,302	658,636

Cognizant Technology Solutions Corp. Class A	9,264	723,704

Fidelity National Information Services, Inc.	7,999	1,124,739

Global Payments, Inc.	1,955	394,089

International Business Machines Corp.	68,076	9,071,808

Jack Henry & Associates, Inc.	1,473	223,484

MasterCard, Inc. Class A	6,661	2,371,649

MAXIMUS, Inc.	2,002	178,258

NIC, Inc.	3,136	106,404

Paychex, Inc.	14,635	1,434,523

TTEC Holdings, Inc.	1,707	171,468

Visa, Inc. Class A	14,754	3,123,864

Western Union Co. (The)	27,038	666,757

Total IT Services		22,816,156

Leisure Products – 0.2%

Brunswick Corp.	3,039	289,829

Hasbro, Inc.	6,628	637,083

Polaris, Inc.	2,835	378,473

Sturm Ruger & Co., Inc.	2,070	136,765

Total Leisure Products		1,442,150

Life Sciences Tools & Services – 0.2%

Agilent Technologies, Inc.	4,869	619,045

Bio-Techne Corp.	488	186,382

PerkinElmer, Inc.	754	96,731

Thermo Fisher Scientific, Inc.	1,470	670,878

Total Life Sciences Tools & Services		1,573,036

Machinery – 2.3%

AGCO Corp.	1,648	236,735

Allison Transmission Holdings, Inc.	3,610	147,396

Caterpillar, Inc.	18,158	4,210,296

Crane Co.	2,564	240,785

Cummins, Inc.	5,018	1,300,214

Deere & Co.	5,295	1,981,071

Donaldson Co., Inc.	5,056	294,057

Dover Corp.	5,542	759,974

Flowserve Corp.	5,420	210,350

Fortive Corp.	2,634	186,066

Graco, Inc.	4,451	318,781

Hillenbrand, Inc.	3,400	162,214

IDEX Corp.	1,368	286,350

Illinois Tool Works, Inc.	15,216	3,370,648

ITT, Inc.	2,227	202,457

Kennametal, Inc.	3,690	147,489

Lincoln Electric Holdings, Inc.	2,600	319,644

Mueller Industries, Inc.	2,709	112,017

Nordson Corp.	880	174,838

Oshkosh Corp.	2,051	243,372

Otis Worldwide Corp.	12,304	842,209

PACCAR, Inc.	8,095	752,187

Parker-Hannifin Corp.	2,167	683,537

Rexnord Corp.	3,294	155,114

Snap-on, Inc.	2,413	556,776

Stanley Black & Decker, Inc.	3,990	796,683

Timken Co. (The)	3,127	253,819

Toro Co. (The)	3,078	317,465

Trinity Industries, Inc.	6,895	196,439

Watts Water Technologies, Inc. Class A	817	97,068

Westinghouse Air Brake Technologies Corp.	2,300	182,068

Xylem, Inc.	3,238	340,573

Total Machinery		20,078,692

Marine – 0.0%

Matson, Inc.	2,225	148,407

Media – 1.3%

Cable One, Inc.	60	109,702

Comcast Corp. Class A	119,907	6,488,168

Fox Corp. Class A	9,269	334,703

Fox Corp. Class B	7,504	262,115

Interpublic Group of Cos., Inc. (The)	26,697	779,552

John Wiley & Sons, Inc. Class A	3,283	177,939

New York Times Co. (The) Class A	2,711	137,231

News Corp. Class A	8,532	216,969

Nexstar Media Group, Inc. Class A	1,711	240,276

Omnicom Group, Inc.	13,483	999,764

Sirius XM Holdings, Inc.(a)	62,258	379,151

TEGNA, Inc.	8,948	168,491

ViacomCBS, Inc. Class B	23,104	1,041,990

Total Media		11,336,051

Metals & Mining – 0.5%

Commercial Metals Co.	8,191	252,610

Compass Minerals International, Inc.	3,975	249,312

Newmont Corp.	29,724	1,791,466

Nucor Corp.	13,498	1,083,484

Reliance Steel & Aluminum Co.	3,270	497,988

Royal Gold, Inc.	1,403	150,991

Steel Dynamics, Inc.	9,180	465,977

Worthington Industries, Inc.	3,017	202,411

Total Metals & Mining		4,694,239

Multi-Utilities – 1.8%

Ameren Corp.	10,296	837,683

Avista Corp.	5,429	259,235

Black Hills Corp.	4,260	284,440

CenterPoint Energy, Inc.	23,415	530,350

CMS Energy Corp.	17,964	1,099,756

Consolidated Edison, Inc.	20,977	1,569,080

Dominion Energy, Inc.	39,801	3,023,284

DTE Energy Co.	10,270	1,367,348

See Notes to Financial Statements.

WisdomTree Trust	95

Schedule of Investments (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

March 31, 2021

Investments	Shares	Value

MDU Resources Group, Inc.	17,005	$537,528

NiSource, Inc.	22,356	539,003

NorthWestern Corp.	3,886	253,367

Public Service Enterprise Group, Inc.	25,610	1,541,978

Sempra Energy	13,280	1,760,662

WEC Energy Group, Inc.	18,180	1,701,466

Total Multi-Utilities		15,305,180

Multiline Retail – 0.5%

Big Lots, Inc.	3,154	215,418

Dollar General Corp.	3,973	805,009

Target Corp.	17,820	3,529,608

Total Multiline Retail		4,550,035

Oil, Gas & Consumable Fuels – 0.6%

Antero Midstream Corp.	114,909	1,037,628

APA Corp.	6,486	116,099

Cabot Oil & Gas Corp.	16,838	316,217

Cimarex Energy Co.	4,566	271,175

Diamondback Energy, Inc.	8,484	623,489

EOG Resources, Inc.	23,428	1,699,233

Marathon Oil Corp.	25,551	272,885

Pioneer Natural Resources Co.	5,704	905,909

SM Energy Co.	7,875	128,914

Targa Resources Corp.	6,733	213,773

Total Oil, Gas & Consumable Fuels		5,585,322

Paper & Forest Products – 0.1%

Louisiana-Pacific Corp.	4,809	266,707

Schweitzer-Mauduit International, Inc.	3,332	163,168

Total Paper & Forest Products		429,875

Personal Products – 0.1%

Estee Lauder Cos., Inc. (The) Class A	3,033	882,148

Medifast, Inc.	774	163,949

Nu Skin Enterprises, Inc. Class A	2,963	156,713

Total Personal Products		1,202,810

Pharmaceuticals – 7.1%

Bristol-Myers Squibb Co.	99,601	6,287,811

Eli Lilly & Co.	28,452	5,315,403

Johnson & Johnson	155,977	25,634,820

Merck & Co., Inc.	175,559	13,533,843

Pfizer, Inc.	297,704	10,785,816

Zoetis, Inc.	3,808	599,684

Total Pharmaceuticals		62,157,377

Professional Services – 0.4%

Booz Allen Hamilton Holding Corp.	4,789	385,658

CoreLogic, Inc.	3,445	273,016

Equifax, Inc.	1,756	318,064

Exponent, Inc.	1,477	143,934

Insperity, Inc.	2,027	169,741

Jacobs Engineering Group, Inc.	1,705	220,405

KBR, Inc.	4,316	165,691

Leidos Holdings, Inc.	3,152	303,475

ManpowerGroup, Inc.	2,664	263,470

Robert Half International, Inc.	4,170	325,552

Science Applications International Corp.	1,719	143,691

TransUnion	1,297	116,730

Verisk Analytics, Inc.	2,216	391,545

Total Professional Services		3,220,972

Real Estate Management & Development – 0.0%

Kennedy-Wilson Holdings, Inc.	11,113	224,594

Road & Rail – 1.0%

CSX Corp.	13,361	1,288,268

JB Hunt Transport Services, Inc.	1,506	253,113

Kansas City Southern	1,454	383,740

Knight-Swift Transportation Holdings, Inc.	2,909	139,894

Landstar System, Inc.	813	134,194

Norfolk Southern Corp.	6,116	1,642,268

Old Dominion Freight Line, Inc.	948	227,909

Ryder System, Inc.	5,020	379,763

Union Pacific Corp.	18,552	4,089,046

Werner Enterprises, Inc.	2,400	113,208

Total Road & Rail		8,651,403

Semiconductors & Semiconductor Equipment – 4.9%

Analog Devices, Inc.	9,602	1,489,078

Applied Materials, Inc.	13,775	1,840,340

Broadcom, Inc.	18,622	8,634,276

Entegris, Inc.	1,411	157,750

Intel Corp.	157,046	10,050,944

KLA Corp.	4,800	1,585,920

Lam Research Corp.	2,258	1,344,052

Microchip Technology, Inc.	4,230	656,581

MKS Instruments, Inc.	897	166,322

Monolithic Power Systems, Inc.	542	191,440

NVIDIA Corp.	1,209	645,521

QUALCOMM, Inc.	43,487	5,765,941

Skyworks Solutions, Inc.	3,440	631,171

Teradyne, Inc.	1,603	195,053

Texas Instruments, Inc.	50,720	9,585,573

Total Semiconductors & Semiconductor Equipment		42,939,962

Software – 5.9%

CDK Global, Inc.	2,957	159,855

Citrix Systems, Inc.	2,264	317,775

InterDigital, Inc.	1,685	106,913

Intuit, Inc.	2,533	970,291

Microsoft Corp.	175,224	41,312,563

NortonLifeLock, Inc.	24,870	528,736

Oracle Corp.	107,844	7,567,414

SS&C Technologies Holdings, Inc.	3,467	242,239

Total Software		51,205,786

Specialty Retail – 3.1%

Advance Auto Parts, Inc.	916	168,077

Best Buy Co., Inc.	12,718	1,460,154

Buckle, Inc. (The)	4,085	160,459

Dick’s Sporting Goods, Inc.	4,004	304,905

Foot Locker, Inc.	3,113	175,106

Home Depot, Inc. (The)	54,736	16,708,164

See Notes to Financial Statements.

96	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree U.S. Total Dividend Fund (DTD)

March 31, 2021

Investments	Shares	Value

Lowe’s Cos., Inc.	25,429	$4,836,087

Penske Automotive Group, Inc.	4,263	342,063

Rent-A-Center, Inc.	5,225	301,273

TJX Cos., Inc. (The)	27,135	1,794,980

Tractor Supply Co.	3,344	592,156

Williams-Sonoma, Inc.	3,742	670,566

Total Specialty Retail		27,513,990

Technology Hardware, Storage & Peripherals – 3.9%

Apple, Inc.	250,689	30,621,661

HP, Inc.	69,037	2,191,925

NetApp, Inc.	11,126	808,527

Xerox Holdings Corp.	14,667	355,968

Total Technology Hardware, Storage & Peripherals		33,978,081

Textiles, Apparel & Luxury Goods – 0.4%

Hanesbrands, Inc.	25,017	492,085

Kontoor Brands, Inc.	5,308	257,597

NIKE, Inc. Class B	14,171	1,883,184

VF Corp.	13,185	1,053,745

Total Textiles, Apparel & Luxury Goods		3,686,611

Thrifts & Mortgage Finance – 0.3%

Capitol Federal Financial, Inc.	11,875	157,284

MGIC Investment Corp.	13,227	183,194

New York Community Bancorp, Inc.	49,905	629,801

Northwest Bancshares, Inc.	14,742	213,022

PennyMac Financial Services, Inc.	2,346	156,877

Provident Financial Services, Inc.	8,520	189,826

Radian Group, Inc.	9,309	216,434

TFS Financial Corp.	29,099	592,747

TrustCo Bank Corp.	12,464	91,860

Walker & Dunlop, Inc.	1,750	179,795

Washington Federal, Inc.	5,520	170,016

Total Thrifts & Mortgage Finance		2,780,856

Tobacco – 4.0%

Altria Group, Inc.	335,717	17,175,281

Philip Morris International, Inc.	196,123	17,403,955

Universal Corp.	3,128	184,521

Vector Group Ltd.	25,740	359,073

Total Tobacco		35,122,830

Trading Companies & Distributors – 0.4%

Air Lease Corp.	3,624	177,576

Applied Industrial Technologies, Inc.	1,940	176,870

Boise Cascade Co.	1,658	99,198

Fastenal Co.	25,304	1,272,285

GATX Corp.	1,622	150,424

MSC Industrial Direct Co., Inc. Class A	2,889	260,559

Rush Enterprises, Inc. Class A	1,869	93,132

W.W. Grainger, Inc.	1,896	760,164

Watsco, Inc.	2,511	654,743

Total Trading Companies & Distributors		3,644,951

Water Utilities – 0.2%

American States Water Co.	2,008	151,845

American Water Works Co., Inc.	5,563	834,005

California Water Service Group	2,687	151,386

Essential Utilities, Inc.	8,615	385,521

Total Water Utilities		1,522,757

Wireless Telecommunication Services – 0.0%

Telephone & Data Systems, Inc.	7,866	180,603
Total United States		873,501,104

Puerto Rico – 0.0%

IT Services – 0.0%

EVERTEC, Inc.	1,829	68,076
TOTAL COMMON STOCKS (Cost: $627,964,166)		873,569,180

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%

United States – 0.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(b)

(Cost: $727,096)	727,096	727,096

TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $628,691,262)		874,296,276

Other Assets less Liabilities – 0.1%		1,234,233

NET ASSETS – 100.0%		$875,530,509

(a)

Security, or portion thereof, was on loan at March 31, 2021 (See Note 2). At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,594,325 and the total market value of the collateral held by the Fund was $1,651,908. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $924,812.

(b)	Rate shown represents annualized 7-day yield as of March 31, 2021.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$873,569,180	$—	$—	$873,569,180
Investment of Cash Collateral for Securities Loaned	—	727,096	—	727,096
Total Investments in Securities	$873,569,180	$727,096	$—	$874,296,276

See Notes to Financial Statements.

WisdomTree Trust	97

Statements of Assets and Liabilities

WisdomTree Trust

March 31, 2021

	WisdomTree U.S. Dividend ex-Financials Fund	WisdomTree U.S. ESG Fund	WisdomTree U.S. High Dividend Fund	WisdomTree U.S. LargeCap Dividend Fund	WisdomTree U.S. LargeCap Fund
ASSETS:

Investments, at cost	$478,265,481	$65,653,770	$698,037,562	$2,012,834,143	$401,843,539

Investment in affiliates, at cost (Note 3)	276,071	—	—	5,955,573	484,987
Investments in securities, at value[1,2] (Note 2)	554,493,431	88,360,334	771,391,155	2,816,044,496	510,208,288

Investment in affiliates, at value (Note 3)	356,086	—	—	6,267,390	628,636

Cash	352,255	26,315	597,528	1,262,527	345,717

Receivables:

Investment securities sold	2,350,949	11,345	3,837,818	—	—

Dividends	1,891,047	73,001	2,486,410	4,538,936	443,401

Securities lending income	2,370	103	9,315	4,926	875
Total Assets	559,446,138	88,471,098	778,322,226	2,828,118,275	511,626,917
LIABILITIES:

Payables:

Cash collateral received for securities loaned (Note 2)	1,421,211	75,660	208,513	3,987,988	796,784

Capital shares redeemed	2,353,775	—	3,825,870	—	—

Advisory fees (Note 3)	178,287	20,667	250,491	652,745	34,413

Service fees (Note 2)	2,049	324	2,885	10,218	1,878
Total Liabilities	3,955,322	96,651	4,287,759	4,650,951	833,075
NET ASSETS	$555,490,816	$88,374,447	$774,034,467	$2,823,467,324	$510,793,842
NET ASSETS:

Paid-in capital	$572,436,924	$73,845,172	$802,815,456	$2,178,249,698	$425,073,202

Total distributable earnings (loss)	(16,946,108)	14,529,275	(28,780,989)	645,217,626	85,720,640
NET ASSETS	$555,490,816	$88,374,447	$774,034,467	$2,823,467,324	$510,793,842
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	5,900,000	2,025,000	10,150,000	24,650,000	11,800,000
Net asset value per share	$94.15	$43.64	$76.26	$114.54	$43.29
[1] Includes market value of securities out on loan of:	$6,109,510	$682,383	$6,753,014	$18,313,810	$1,049,692
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

98	WisdomTree Trust

Statements of Assets and Liabilities (continued)

WisdomTree Trust

March 31, 2021

	WisdomTree U.S. MidCap Dividend Fund	WisdomTree U.S. MidCap Fund	WisdomTree U.S. Multifactor Fund	WisdomTree U.S. Quality Dividend Growth Fund	WisdomTree U.S. Quality Shareholder Yield Fund
ASSETS:

Investments, at cost	$2,407,748,528	$572,880,320	$129,484,139	$4,435,280,207	$50,433,915

Investment in affiliates, at cost (Note 3)	10,991,484	2,245,203	—	—	—
Investments in securities, at value[1,2] (Note 2)	2,897,144,043	709,224,705	148,932,242	5,567,249,442	59,059,494

Investment in affiliates, at value (Note 3)	12,420,991	2,290,925	—	—	—

Cash	1,496,357	138,643	252,476	2,488,259	18,767

Receivables:

Capital shares sold	—	—	—	14,285,982	1,129,140

Dividends	4,768,339	676,159	114,139	8,202,312	66,449

Securities lending income	35,994	4,097	152	4,073	322
Total Assets	2,915,865,724	712,334,529	149,299,009	5,592,230,068	60,274,172
LIABILITIES:

Payables:

Cash collateral received for securities loaned (Note 2)	10,426,767	5,107,469	773,588	—	685,611

Investment securities purchased	—	—	—	14,275,208	1,128,725

Advisory fees (Note 3)	933,810	227,311	35,101	1,287,342	18,989

Service fees (Note 2)	10,788	2,618	553	20,230	220
Total Liabilities	11,371,365	5,337,398	809,242	15,582,780	1,833,545
NET ASSETS	$2,904,494,359	$706,997,131	$148,489,767	$5,576,647,288	$58,440,627
NET ASSETS:

Paid-in capital	$2,772,638,627	$648,872,162	$149,139,159	$4,702,584,509	$54,913,695

Total distributable earnings (loss)	131,855,732	58,124,969	(649,392)	874,062,779	3,526,932
NET ASSETS	$2,904,494,359	$706,997,131	$148,489,767	$5,576,647,288	$58,440,627
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	71,900,000	13,900,000	3,925,000	97,600,000	1,040,000	^
Net asset value per share	$40.40	$50.86	$37.83	$57.14	$56.19	^
[1] Includes market value of securities out on loan of:	$38,109,127	$27,459,966	$2,032,196	$43,958,536	$1,038,068
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
^ Updated to reflect the effect of a 2-for-1 stock split on June 10, 2021 (see Note 8).

See Notes to Financial Statements.

WisdomTree Trust	99

Statements of Assets and Liabilities (concluded)

WisdomTree Trust

March 31, 2021

	WisdomTree U.S. SmallCap Dividend Fund	WisdomTree U.S. SmallCap Fund	WisdomTree U.S. SmallCap Quality Dividend Growth Fund	WisdomTree U.S. Total Dividend Fund
ASSETS:

Investments, at cost	$1,578,686,661	$502,216,500	$156,422,442	$628,691,262

Investment in affiliates, at cost (Note 3)	7,598	1,017,831	—	—
Investments in securities, at value[1,2] (Note 2)	1,867,326,174	614,318,233	188,444,926	874,296,276

Investment in affiliates, at value (Note 3)	13,217	1,167,519	—	—

Cash	2,370,928	462,341	81,183	685,946

Receivables:

Investment securities sold	—	177,189	—	—

Capital shares sold	—	14,160,192	—	—

Dividends	2,974,948	410,556	227,450	1,481,324

Securities lending income	16,355	4,893	355	862
Total Assets	1,872,701,622	630,700,923	188,753,914	876,464,408
LIABILITIES:

Payables:

Cash collateral received for securities loaned (Note 2)	42,279,171	6,996,113	961,056	727,096

Investment securities purchased	—	14,186,408	—	—

Advisory fees (Note 3)	592,719	189,021	59,581	203,603

Service fees (Note 2)	6,858	2,185	689	3,200
Total Liabilities	42,878,748	21,373,727	1,021,326	933,899
NET ASSETS	$1,829,822,874	$609,327,196	$187,732,588	$875,530,509
NET ASSETS:

Paid-in capital	$1,879,951,634	$566,589,236	$174,733,175	$701,317,467

Total distributable earnings (loss)	(50,128,760)	42,737,960	12,999,413	174,213,042
NET ASSETS	$1,829,822,874	$609,327,196	$187,732,588	$875,530,509
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	58,850,000	12,900,000	4,085,000	7,750,000
Net asset value per share	$31.09	$47.23	$45.96	$112.97
[1] Includes market value of securities out on loan of:	$82,797,403	$22,872,745	$1,400,112	$1,594,325
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

100	WisdomTree Trust

Statements of Operations

WisdomTree Trust

For the Year Ended March 31, 2021

	WisdomTree U.S. Dividend ex-Financials Fund	WisdomTree U.S. ESG Fund	WisdomTree U.S. High Dividend Fund	WisdomTree U.S. LargeCap Dividend Fund	WisdomTree U.S. LargeCap Fund
INVESTMENT INCOME:

Dividends[1]	$20,022,738	$1,276,819	$32,765,457	$71,397,643	$8,670,894

Dividends from affiliates (Note 3)	41,390	—	67,353	126,618	68,601

Non-cash dividends	—	—	283,455	—	9,423

Securities lending income, net (Note 2)	57,543	2,115	85,443	55,748	23,512
Total investment income	20,121,671	1,278,934	33,201,708	71,580,009	8,772,430
EXPENSES:

Advisory fees (Note 3)	2,018,359	227,695	2,796,186	6,647,650	336,942

Service fees (Note 2)	23,371	3,578	32,377	104,462	18,531
Total expenses	2,041,730	231,273	2,828,563	6,752,112	355,473
Expense waivers (Note 3)	(1,910)	—	(2,719)	(3,713)	—
Net expenses	2,039,820	231,273	2,825,844	6,748,399	355,473
Net investment income	18,081,851	1,047,661	30,375,864	64,831,610	8,416,957
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(36,392,857)	1,814,606	(34,333,265)	(75,908,745)	(13,550,642)

Investment transactions in affiliates (Note 3)	4,234	—	829,765	(823,412)	173,139

In-kind redemptions	5,462,547	12,084,434	15,173,729	42,744,679	26,330,953
Net realized gain (loss)	(30,926,076)	13,899,040	(18,329,771)	(33,987,478)	12,953,450
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	229,437,756	23,008,203	239,419,921	827,421,095	162,401,870

Investment transactions in affiliates (Note 3)	440,129	—	(357,139)	1,908,803	192,735
Net increase in unrealized appreciation/depreciation	229,877,885	23,008,203	239,062,782	829,329,898	162,594,605
Net realized and unrealized gain on investments	198,951,809	36,907,243	220,733,011	795,342,420	175,548,055
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$217,033,660	$37,954,904	$251,108,875	$860,174,030	$183,965,012
[1] Net of foreign withholding tax of:	—	—	$688	—	—

See Notes to Financial Statements.

WisdomTree Trust	101

Statements of Operations (continued)

WisdomTree Trust

For the Year Ended March 31, 2021

	WisdomTree U.S. MidCap Dividend Fund	WisdomTree U.S. MidCap Fund	WisdomTree U.S. Multifactor Fund	WisdomTree U.S. Quality Dividend Growth Fund	WisdomTree U.S. Quality Shareholder Yield Fund
INVESTMENT INCOME:

Dividends[1]	$74,241,203	$10,546,480	$2,100,850	$103,794,460	$1,262,909

Dividends from affiliates (Note 3)	308,467	54,075	—	—	—

Non-cash dividends	1,564,995	310,729	3,339	—	—

Securities lending income, net (Note 2)	805,556	187,262	13,611	50,712	1,869
Total investment income	76,920,221	11,098,546	2,117,800	103,845,172	1,264,778
EXPENSES:

Advisory fees (Note 3)	9,959,709	2,245,985	396,872	11,964,520	224,338

Service fees (Note 2)	115,322	26,006	6,237	188,015	2,598
Total expenses	10,075,031	2,271,991	403,109	12,152,535	226,936
Expense waivers (Note 3)	(17,715)	(2,235)	—	—	—
Net expenses	10,057,316	2,269,756	403,109	12,152,535	226,936
Net investment income	66,862,905	8,828,790	1,714,691	91,692,637	1,037,842
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(109,034,557)	28,680,801	5,791,653	(106,786,038)	(2,414,987)

Investment transactions in affiliates (Note 3)	1,232,890	144,982	—	—	—

In-kind redemptions	110,437,738	(12,735,552)	14,102,596	382,260,177	10,643,062

Futures contracts	—	—	48,189	—	—
Net realized gain	2,636,071	16,090,231	19,942,438	275,474,139	8,228,075
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	1,340,105,328	369,818,910	41,578,768	1,242,219,741	24,326,602

Investment transactions in affiliates (Note 3)	1,544,607	334,924	—	—	—
Net increase in unrealized appreciation/depreciation	1,341,649,935	370,153,834	41,578,768	1,242,219,741	24,326,602
Net realized and unrealized gain on investments	1,344,286,006	386,244,065	61,521,206	1,517,693,880	32,554,677
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,411,148,911	$395,072,855	$63,235,897	$1,609,386,517	$33,592,519
[1] Net of foreign withholding tax of:	$21,619	—	—	—	—

See Notes to Financial Statements.

102	WisdomTree Trust

Statements of Operations (concluded)

WisdomTree Trust

For the Year Ended March 31, 2021

	WisdomTree U.S. SmallCap Dividend Fund	WisdomTree U.S. SmallCap Fund	WisdomTree U.S. SmallCap Quality Dividend Growth Fund	WisdomTree U.S. Total Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$44,808,684	$6,864,042	$3,526,017	$22,697,220

Dividends from affiliates (Note 3)	102,535	24,127	—	—

Non-cash dividends	62,423	87,726	—	76,166

Securities lending income, net (Note 2)	1,610,010	609,902	19,557	46,089
Total investment income	46,583,652	7,585,797	3,545,574	22,819,475
EXPENSES:

Advisory fees (Note 3)	5,600,951	1,684,261	441,194	2,117,431

Service fees (Note 2)	64,851	19,503	5,109	33,274
Total expenses	5,665,802	1,703,764	446,303	2,150,705
Expense waivers (Note 3)	(10,247)	(1,573)	—	—
Net expenses	5,655,555	1,702,191	446,303	2,150,705
Net investment income	40,928,097	5,883,606	3,099,271	20,668,770
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(104,090,144)	(8,978,076)	248,825	(40,254,518)

Investment transactions in affiliates (Note 3)	2,556,443	218,684	—	—

In-kind redemptions	37,520,414	(34,508,214)	8,147,928	27,997,256
Net realized gain (loss)	(64,013,287)	(43,267,606)	8,396,753	(12,257,262)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	862,945,659	373,212,161	60,716,996	281,999,291

Investment transactions in affiliates (Note 3)	(76,103)	215,742	—	—
Net increase in unrealized appreciation/depreciation	862,869,556	373,427,903	60,716,996	281,999,291
Net realized and unrealized gain on investments	798,856,269	330,160,297	69,113,749	269,742,029
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$839,784,366	$336,043,903	$72,213,020	$290,410,799
[1] Net of foreign withholding tax of:	$13,444	$2,552	$1,968	$696

See Notes to Financial Statements.

WisdomTree Trust	103

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree U.S. Dividend ex-Financials Fund		WisdomTree U.S. ESG Fund		WisdomTree U.S. High Dividend Fund

	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$18,081,851	$28,148,767	$1,047,661	$1,788,211	$30,375,864	$33,858,667

Net realized gain (loss) on investments	(30,926,076)	35,974,811	13,899,040	4,294,629	(18,329,771)	9,159,900

Net increase (decrease) in unrealized appreciation/depreciation on investments	229,877,885	(213,635,112)	23,008,203	(17,129,564)	239,062,782	(206,259,892)
Net increase (decrease) in net assets resulting from operations	217,033,660	(149,511,534)	37,954,904	(11,046,724)	251,108,875	(163,241,325)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(17,898,781)	(28,605,928)	(1,018,751)	(2,196,268)	(32,948,834)	(35,182,638)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	3,076,020	140,488,671	17,089,290	5,285,033	16,615,726	164,506,928

Cost of shares redeemed	(189,730,575)	(210,429,585)	(38,475,090)	(32,243,023)	(139,676,472)	(240,423,491)
Net decrease in net assets resulting from capital share transactions	(186,654,555)	(69,940,914)	(21,385,800)	(26,957,990)	(123,060,746)	(75,916,563)
Net Increase (Decrease) in Net Assets	12,480,324	(248,058,376)	15,550,353	(40,200,982)	95,099,295	(274,340,526)
NET ASSETS:

Beginning of year	$543,010,492	$791,068,868	$72,824,094	$113,025,076	$678,935,172	$953,275,698

End of year	$555,490,816	$543,010,492	$88,374,447	$72,824,094	$774,034,467	$678,935,172
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	8,400,000	9,250,000	2,650,000	3,500,000	12,000,000	13,150,000

Shares created	50,000	1,550,000	450,000	150,000	250,000	2,150,000

Shares redeemed	(2,550,000)	(2,400,000)	(1,075,000)	(1,000,000)	(2,100,000)	(3,300,000)
Shares outstanding, end of year	5,900,000	8,400,000	2,025,000	2,650,000	10,150,000	12,000,000

See Notes to Financial Statements.

104	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree U.S. LargeCap Dividend Fund		WisdomTree U.S. LargeCap Fund		WisdomTree U.S. MidCap Dividend Fund

	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$64,831,610	$60,302,320	$8,416,957	$6,910,297	$66,862,905	$109,562,824

Net realized gain (loss) on investments	(33,987,478)	59,879,050	12,953,450	29,688,132	2,636,071	(32,059,059)

Net increase (decrease) in unrealized appreciation/depreciation on investments	829,329,898	(376,411,379)	162,594,605	(87,732,243)	1,341,649,935	(1,238,574,803)
Net increase (decrease) in net assets resulting from operations	860,174,030	(256,230,009)	183,965,012	(51,133,814)	1,411,148,911	(1,161,071,038)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(64,521,145)	(60,470,137)	(8,454,532)	(6,827,555)	(69,319,287)	(110,075,200)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	299,263,631	419,731,501	67,242,141	259,529,873	55,709,893	582,755,620

Cost of shares redeemed	(121,142,441)	(288,303,455)	(73,381,483)	(99,996,954)	(978,306,188)	(560,031,039)
Net increase (decrease) in net assets resulting from capital share transactions	178,121,190	131,428,046	(6,139,342)	159,532,919	(922,596,295)	22,724,581
Net Increase (Decrease) in Net Assets	973,774,075	(185,272,100)	169,371,138	101,571,550	419,233,329	(1,248,421,657)
NET ASSETS:

Beginning of year	$1,849,693,249	$2,034,965,349	$341,422,704	$239,851,154	$2,485,261,030	$3,733,682,687

End of year	$2,823,467,324	$1,849,693,249	$510,793,842	$341,422,704	$2,904,494,359	$2,485,261,030
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	22,850,000	21,600,000	12,150,000	7,550,000	102,750,000	104,400,000

Shares created	3,050,000	4,300,000	1,700,000	7,500,000	1,700,000	15,700,000

Shares redeemed	(1,250,000)	(3,050,000)	(2,050,000)	(2,900,000)	(32,550,000)	(17,350,000)
Shares outstanding, end of year	24,650,000	22,850,000	11,800,000	12,150,000	71,900,000	102,750,000

See Notes to Financial Statements.

WisdomTree Trust	105

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree U.S. MidCap Fund		WisdomTree U.S. Multifactor Fund		WisdomTree U.S. Quality Dividend Growth Fund

	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$8,828,790	$17,235,514	$1,714,691	$2,792,959	$91,692,637	$71,154,299

Net realized gain (loss) on investments and futures contracts	16,090,231	56,075,613	19,942,438	(8,946,398)	275,474,139	194,857,899

Net increase (decrease) in unrealized appreciation/depreciation on investments	370,153,834	(379,219,891)	41,578,768	(24,714,385)	1,242,219,741	(512,627,235)
Net increase (decrease) in net assets resulting from operations	395,072,855	(305,908,764)	63,235,897	(30,867,824)	1,609,386,517	(246,615,037)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(8,770,455)	(17,560,711)	(1,705,277)	(2,826,270)	(90,898,526)	(69,826,053)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	11,230,457	151,208,990	28,173,706	133,661,678	2,329,055,020	1,106,195,913

Cost of shares redeemed	(251,144,450)	(365,442,227)	(82,522,173)	(73,140,625)	(994,378,619)	(846,633,303)
Net increase (decrease) in net assets resulting from capital share transactions	(239,913,993)	(214,233,237)	(54,348,467)	60,521,053	1,334,676,401	259,562,610
Net Increase (Decrease) in Net Assets	146,388,407	(537,702,712)	7,182,153	26,826,959	2,853,164,392	(56,878,480)
NET ASSETS:

Beginning of year	$560,608,724	$1,098,311,436	$141,307,614	$114,480,655	$2,723,482,896	$2,780,361,376

End of year	$706,997,131	$560,608,724	$148,489,767	$141,307,614	$5,576,647,288	$2,723,482,896
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	21,200,000	27,950,000	5,750,000	3,950,000	70,100,000	64,600,000

Shares created	250,000	3,750,000	825,000	4,350,000	46,600,000	23,950,000

Shares redeemed	(7,550,000)	(10,500,000)	(2,650,000)	(2,550,000)	(19,100,000)	(18,450,000)
Shares outstanding, end of year	13,900,000	21,200,000	3,925,000	5,750,000	97,600,000	70,100,000

See Notes to Financial Statements.

106	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree U.S. Quality Shareholder Yield Fund				WisdomTree U.S. SmallCap Dividend Fund		WisdomTree U.S. SmallCap Fund

	For the Year Ended March 31, 2021		For the Year Ended March 31, 2020		For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,037,842		$797,964		$40,928,097	$60,124,022	$5,883,606	$10,909,118

Net realized gain (loss) on investments	8,228,075		5,302,676		(64,013,287)	(108,323,785)	(43,267,606)	59,036,341

Net increase (decrease) in unrealized appreciation/depreciation on investments	24,326,602		(18,790,022)		862,869,556	(602,805,324)	373,427,903	(329,692,634)
Net increase (decrease) in net assets resulting from operations	33,592,519		(12,689,382)		839,784,366	(651,005,087)	336,043,903	(259,747,175)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(1,059,051)		(764,994)		(41,528,464)	(63,284,313)	(5,647,946)	(11,592,685)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	23,568,030		60,365,127		44,957,078	97,117,312	74,445,010	185,877,974

Cost of shares redeemed	(59,455,621)		(23,228,928)		(330,309,232)	(153,613,825)	(215,189,958)	(230,959,748)
Net increase (decrease) in net assets resulting from capital share transactions	(35,887,591)		37,136,199		(285,352,154)	(56,496,513)	(140,744,948)	(45,081,774)
Net Increase (Decrease) in Net Assets	(3,354,123)		23,681,823		512,903,748	(770,785,913)	189,651,009	(316,421,634)
NET ASSETS:

Beginning of year	$61,794,750		$38,112,927		$1,316,919,126	$2,087,705,039	$419,676,187	$736,097,821

End of year	$58,440,627		$61,794,750		$1,829,822,874	$1,316,919,126	$609,327,196	$419,676,187
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	1,900,000	^	900,000	^	72,700,000	75,800,000	18,750,000	20,400,000

Shares created	480,000	^	1,500,000	^	1,800,000	3,550,000	1,700,000	5,000,000

Shares redeemed	(1,340,000	)^	(500,000	)^	(15,650,000)	(6,650,000)	(7,550,000)	(6,650,000)
Shares outstanding, end of year	1,040,000	^	1,900,000	^	58,850,000	72,700,000	12,900,000	18,750,000
^ Updated to reflect the effect of a 2-for-1 stock split on June 10, 2021 (see Note 8).

See Notes to Financial Statements.

WisdomTree Trust	107

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree U.S. SmallCap Quality Dividend Growth Fund		WisdomTree U.S. Total Dividend Fund

	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$3,099,271	$2,727,754	$20,668,770	$20,537,083

Net realized gain (loss) on investments	8,396,753	3,039,635	(12,257,262)	32,580,969

Net increase (decrease) in unrealized appreciation/depreciation on investments	60,716,996	(37,054,338)	281,999,291	(174,550,644)
Net increase (decrease) in net assets resulting from operations	72,213,020	(31,286,949)	290,410,799	(121,432,592)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(3,076,752)	(2,702,894)	(20,745,554)	(20,435,251)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	67,747,027	20,559,883	35,217,669	244,794,844

Cost of shares redeemed	(22,953,191)	(32,466,875)	(64,308,529)	(116,073,986)
Net increase (decrease) in net assets resulting from capital share transactions	44,793,836	(11,906,992)	(29,090,860)	128,720,858
Net Increase (Decrease) in Net Assets	113,930,104	(45,896,835)	240,574,385	(13,146,985)
NET ASSETS:

Beginning of year	$73,802,484	$119,699,319	$634,956,124	$648,103,109

End of year	$187,732,588	$73,802,484	$875,530,509	$634,956,124
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	2,950,000	3,450,000	8,100,000	6,850,000

Shares created	1,755,000	550,000	350,000	2,400,000

Shares redeemed	(620,000)	(1,050,000)	(700,000)	(1,150,000)
Shares outstanding, end of year	4,085,000	2,950,000	7,750,000	8,100,000

See Notes to Financial Statements.

108	WisdomTree Trust

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Dividend ex-Financials Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$64.64	$85.52	$84.43	$82.50	$75.41
Investment operations:

Net investment income[1]	2.67	3.11	3.06	2.73	2.52

Net realized and unrealized gain (loss)	29.49	(20.83)	1.05	1.96	7.31
Total from investment operations	32.16	(17.72)	4.11	4.69	9.83
Dividends and distributions to shareholders:

Net investment income	(2.65)	(3.16)	(2.96)	(2.76)	(2.69)

Capital gains	—	—	(0.06)	—	—

Tax return of capital	—	—	—	—	(0.05)
Total dividends and distributions to shareholders	(2.65)	(3.16)	(3.02)	(2.76)	(2.74)
Net asset value, end of year	$94.15	$64.64	$85.52	$84.43	$82.50

TOTAL RETURN[2]	50.69%	(21.49)%	4.99%	5.71%	13.27%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$555,491	$543,010	$791,069	$810,510	$903,352

Ratios to average net assets[3] of:

Expenses[4]	0.38%	0.38%	0.38%	0.38%	0.38%

Net investment income	3.40%	3.61%	3.57%	3.22%	3.21%
Portfolio turnover rate[5]	47%	46%	32%	34%	33%

WisdomTree U.S. ESG Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020[6]	For the Year Ended March 31, 2019[6]	For the Year Ended March 31, 2018[6,7]	For the Year Ended March 31, 2017[6,7]
Net asset value, beginning of year	$27.48	$32.29	$31.09	$27.89	$23.83
Investment operations:

Net investment income[1]	0.47	0.64	0.60	0.53	0.48

Net realized and unrealized gain (loss)	16.16	(4.62)	1.29	3.17	4.10
Total from investment operations	16.63	(3.98)	1.89	3.70	4.58
Dividends and distributions to shareholders:

Net investment income	(0.47)	(0.83)	(0.69)	(0.50)	(0.51)

Tax return of capital	—	—	—	—	(0.01)
Total dividends and distributions to shareholders	(0.47)	(0.83)	(0.69)	(0.50)	(0.52)
Net asset value, end of year	$43.64	$27.48	$32.29	$31.09	$27.89

TOTAL RETURN[2]	60.80%	(12.73)%	6.34%	13.31%	19.39%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$88,374	$72,824	$113,025	$69,946	$62,755

Ratios to average net assets of:

Expenses	0.28%	0.28%	0.28%	0.28%	0.28%

Net investment income	1.29%	1.90%	1.89%	1.75%	1.87%
Portfolio turnover rate[5]	78%	56%	22%	22%	19%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees for the WisdomTree U.S. Dividend ex-Financials Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]

Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[6]

The information reflects the investment objective and strategy of the WisdomTree U.S. Total Market Fund through March 16, 2020 and the investment objective and strategy of the WisdomTree U.S. ESG Fund thereafter.

[7]	Per share amounts were adjusted to reflect a 3:1 stock split effective November 10, 2017.

See Notes to Financial Statements.

WisdomTree Trust	109

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. High Dividend Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$56.58	$72.49	$68.11	$68.48	$63.29
Investment operations:

Net investment income[1]	2.71	2.65	2.49	2.21	2.10

Net realized and unrealized gain (loss)	19.94	(15.81)	4.28	(0.34)	5.39
Total from investment operations	22.65	(13.16)	6.77	1.87	7.49
Dividends to shareholders:

Net investment income	(2.97)	(2.75)	(2.39)	(2.24)	(2.30)
Net asset value, end of year	$76.26	$56.58	$72.49	$68.11	$68.48

TOTAL RETURN[2]	40.97%	(18.99)%	10.15%	2.69%	12.02%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$774,034	$678,935	$953,276	$1,035,295	$1,263,368

Ratios to average net assets[3] of:

Expenses[4]	0.38%	0.38%	0.38%	0.38%[5]	0.38%[5]

Net investment income	4.13%	3.63%	3.55%	3.17%	3.17%
Portfolio turnover rate[6]	43%	39%	20%	17%	23%

WisdomTree U.S. LargeCap Dividend Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$80.95	$94.21	$88.49	$82.92	$73.42
Investment operations:

Net investment income[1]	2.72	2.72	2.54	2.22	2.04

Net realized and unrealized gain (loss)	33.57	(13.27)	5.66	5.57	9.63
Total from investment operations	36.29	(10.55)	8.20	7.79	11.67
Dividends to shareholders:

Net investment income	(2.70)	(2.71)	(2.48)	(2.22)	(2.17)
Net asset value, end of year	$114.54	$80.95	$94.21	$88.49	$82.92

TOTAL RETURN[2]	45.40%	(11.62)%	9.44%	9.44%	16.13%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$2,823,467	$1,849,693	$2,034,965	$1,933,552	$1,940,332

Ratios to average net assets[3] of:

Expenses[4]	0.28%	0.28%	0.28%	0.28%	0.28%

Net investment income	2.73%	2.76%	2.79%	2.54%	2.63%
Portfolio turnover rate[6]	20%	13%	11%	10%	11%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Included in the expense ratio are legal expenses. Without these legal expenses, the annualized expense ratio would have been unchanged.

[6]

Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

110	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. LargeCap Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018[1]	For the Year Ended March 31, 2017[1]
Net asset value, beginning of year	$28.10	$31.77	$30.30	$27.14	$23.22
Investment operations:

Net investment income[2]	0.73	0.73	0.60	0.53	0.48

Net realized and unrealized gain (loss)	15.19	(3.72)	1.46	3.11	3.95
Total from investment operations	15.92	(2.99)	2.06	3.64	4.43
Dividends to shareholders:

Net investment income	(0.73)	(0.68)	(0.59)	(0.48)	(0.51)
Net asset value, end of year	$43.29	$28.10	$31.77	$30.30	$27.14

TOTAL RETURN[3]	57.11%	(9.65)%	6.93%	13.49%	19.31%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$510,794	$341,423	$239,851	$184,813	$130,254

Ratios to average net assets[4] of:

Expenses	0.08%	0.08%[5]	0.28%[5]	0.28%[5]	0.28%

Net investment income	2.00%	2.16%	1.94%	1.80%	1.94%
Portfolio turnover rate[6]	21%	22%	14%	17%	19%

WisdomTree U.S. MidCap Dividend Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018[1]	For the Year Ended March 31, 2017[1]
Net asset value, beginning of year	$24.19	$35.76	$34.11	$32.50	$28.69
Investment operations:

Net investment income[2]	0.80	1.01	0.82	0.76	0.78

Net realized and unrealized gain (loss)	16.24	(11.56)	1.61	1.59	3.89
Total from investment operations	17.04	(10.55)	2.43	2.35	4.67
Dividends to shareholders:

Net investment income	(0.83)	(1.02)	(0.78)	(0.74)	(0.86)
Net asset value, end of year	$40.40	$24.19	$35.76	$34.11	$32.50

TOTAL RETURN[3]	71.52%	(30.28)%	7.21%	7.30%	16.52%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$2,904,494	$2,485,261	$3,733,683	$3,064,477	$2,822,559

Ratios to average net assets[4] of:

Expenses[5]	0.38%	0.38%	0.38%	0.38%[7]	0.38%[7]

Net investment income	2.55%	2.84%	2.34%	2.26%	2.56%
Portfolio turnover rate[6]	57%	33%	27%	27%	33%
[1]	Per share amounts were adjusted to reflect a 3:1 stock split effective November 10, 2017.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]

Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[7]	Included in the expense ratio are legal expenses. Without these legal expenses, the annualized expense ratio would have been unchanged.

See Notes to Financial Statements.

WisdomTree Trust	111

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. MidCap Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017[1]
Net asset value, beginning of year	$26.44	$39.30	$38.63	$35.25	$30.07
Investment operations:

Net investment income[2]	0.56	0.62	0.53	0.47	0.50

Net realized and unrealized gain (loss)	24.45	(12.83)	0.68	3.32	5.25
Total from investment operations	25.01	(12.21)	1.21	3.79	5.75
Dividends and distributions to shareholders:

Net investment income	(0.59)	(0.65)	(0.54)	(0.41)	(0.54)

Tax return of capital	—	—	—	—	(0.03)
Total dividends and distributions to shareholders	(0.59)	(0.65)	(0.54)	(0.41)	(0.57)
Net asset value, end of year	$50.86	$26.44	$39.30	$38.63	$35.25

TOTAL RETURN[3]	95.30%	(31.45)%	3.22%	10.77%[4]	19.31%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$706,997	$560,609	$1,098,311	$1,035,164	$794,832

Ratios to average net assets[5] of:

Expenses[6]	0.38%	0.38%	0.38%	0.38%	0.38%

Net investment income	1.49%	1.58%	1.34%	1.25%	1.54%
Portfolio turnover rate[7]	50%	41%	36%	45%	42%

WisdomTree U.S. Multifactor Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Period June 29, 2017* through March 31, 2018
Net asset value, beginning of period	$24.58	$28.98	$27.91	$24.75
Investment operations:

Net investment income[2]	0.39	0.59	0.47	0.34

Net realized and unrealized gain (loss)	13.26	(4.43)	0.97	3.09
Total from investment operations	13.65	(3.84)	1.44	3.43
Dividends to shareholders:

Net investment income	(0.40)	(0.56)	(0.37)	(0.27)
Net asset value, end of period	$37.83	$24.58	$28.98	$27.91

TOTAL RETURN[3]	55.76%	(13.43)%	5.25%	13.90%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$148,490	$141,308	$114,481	$5,582

Ratios to average net assets of:

Expenses	0.28%	0.28%[5,6]	0.28%[5,6]	0.28%[8]

Net investment income	1.21%	1.94%[5]	1.65%[5]	1.66%[8]
Portfolio turnover rate[7]	147%	145%	179%	143%
*	Commencement of operations.

[1]	Per share amounts were adjusted to reflect a 3:1 stock split effective February 6, 2017.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Includes a reimbursement from the sub-advisor for an operational error. Excluding the reimbursement, total return would have been unchanged.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[8]	Annualized.

See Notes to Financial Statements.

112	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Quality Dividend Growth Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$38.85	$43.04	$40.32	$35.45	$31.25
Investment operations:

Net investment income[1]	1.07	1.09	0.97	0.78	0.73

Net realized and unrealized gain (loss)	18.27	(4.21)	2.71	4.84	4.20
Total from investment operations	19.34	(3.12)	3.68	5.62	4.93
Dividends and distributions to shareholders:

Net investment income	(1.05)	(1.07)	(0.93)	(0.75)	(0.73)

Capital gains	—	—	(0.03)	—	—
Total dividends and distributions to shareholders	(1.05)	(1.07)	(0.96)	(0.75)	(0.73)
Net asset value, end of year	$57.14	$38.85	$43.04	$40.32	$35.45

TOTAL RETURN[2]	50.24%	(7.52)%	9.25%	15.95%[3]	15.99%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$5,576,647	$2,723,483	$2,780,361	$2,064,305	$1,290,417

Ratios to average net assets of:

Expenses	0.28%	0.28%	0.28%	0.28%	0.28%

Net investment income	2.15%	2.43%	2.33%	1.99%	2.22%
Portfolio turnover rate[4]	30%	41%	29%	29%	29%

WisdomTree U.S. Quality Shareholder Yield Fund	For the Year Ended March 31, 2021^	For the Year Ended March 31, 2020^	For the Year Ended March 31, 2019^	For the Year Ended March 31, 2018^,5	For the Year Ended March 31, 2017^,5
Net asset value, beginning of year	$32.52	$42.35	$40.43	$35.13	$31.38
Investment operations:

Net investment income[1]	0.76	0.76	0.72	0.57	0.46

Net realized and unrealized gain (loss)	23.79	(9.88)	1.94	5.30	3.78
Total from investment operations	24.55	(9.12)	2.66	5.87	4.24
Dividends to shareholders:

Net investment income	(0.88)	(0.71)	(0.74)	(0.57)	(0.49)
Net asset value, end of year	$56.19	$32.52	$42.35	$40.43	$35.13

TOTAL RETURN[2]	76.07%	(21.86)%	6.70%	16.77%	13.61%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$58,441	$61,795	$38,113	$44,466	$59,718

Ratios to average net assets of:

Expenses	0.38%	0.38%	0.38%	0.38%[6,7]	0.38%[6]

Net investment income	1.76%	1.75%	1.73%	1.48%[6]	1.42%[6]
Portfolio turnover rate[4]	59%	101%	54%	82%	106%
^	Updated to reflect the effect of a 2-for-1 stock split on June 10, 2021 (Note 8).

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees for the WisdomTree U.S. Quality Shareholder Yield Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Includes a reimbursement from the sub-advisor for an operational error. Excluding the reimbursement, total return would have been unchanged.

[4]

Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]

The information reflects the investment objective and strategy of the WisdomTree U.S. LargeCap Value Fund through December 17, 2017 and the investment objective and strategy of the WisdomTree U.S. Quality Shareholder Yield Fund thereafter.

[6]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[7]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

See Notes to Financial Statements.

WisdomTree Trust	113

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. SmallCap Dividend Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018[1]	For the Year Ended March 31, 2017[1]
Net asset value, beginning of year	$18.11	$27.54	$27.43	$26.88	$22.91
Investment operations:

Net investment income[2]	0.66	0.79	0.82	0.81	0.70

Net realized and unrealized gain (loss)	12.99	(9.40)	0.08	0.53	4.09
Total from investment operations	13.65	(8.61)	0.90	1.34	4.79
Dividends to shareholders:

Net investment income	(0.67)	(0.82)	(0.79)	(0.79)	(0.82)
Net asset value, end of year	$31.09	$18.11	$27.54	$27.43	$26.88

TOTAL RETURN[3]	76.76%	(32.22)%	3.25%	5.02%[4]	21.21%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$1,829,823	$1,316,919	$2,087,705	$1,965,277	$1,975,473

Ratios to average net assets[5] of:

Expenses[6]	0.38%	0.38%	0.38%	0.38%	0.38%

Net investment income	2.78%	2.94%	2.91%	2.93%	2.75%
Portfolio turnover rate[7]	53%	50%	26%	36%	44%

WisdomTree U.S. SmallCap Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017[8]
Net asset value, beginning of year	$22.38	$36.08	$35.70	$32.16	$25.69
Investment operations:

Net investment income[2]	0.44	0.51	0.58	0.37	0.31

Net realized and unrealized gain (loss)	24.85	(13.66)	0.38	3.51	6.53
Total from investment operations	25.29	(13.15)	0.96	3.88	6.84
Dividends to shareholders:

Net investment income	(0.44)	(0.55)	(0.58)	(0.34)	(0.37)
Net asset value, end of year	$47.23	$22.38	$36.08	$35.70	$32.16

TOTAL RETURN[3]	113.74%	(36.87)%	2.72%	12.09%[4]	26.75%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$609,327	$419,676	$736,098	$588,999	$490,370

Ratios to average net assets[5] of:

Expenses[6]	0.38%	0.38%	0.38%	0.38%	0.38%

Net investment income	1.33%	1.45%	1.56%	1.08%	1.06%
Portfolio turnover rate[7]	56%	55%	45%	48%	51%
[1]	Per share amounts were adjusted to reflect a 3:1 stock split effective November 10, 2017.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Includes a reimbursement from the sub-advisor for an operational error. Excluding the reimbursement, total return would have been unchanged.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]

Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[8]	Per share amounts were adjusted to reflect a 3:1 stock split effective February 6, 2017.

See Notes to Financial Statements.

114	WisdomTree Trust

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. SmallCap Quality Dividend Growth Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$25.02	$34.70	$34.26	$33.06	$28.17
Investment operations:

Net investment income[1]	0.94	0.80	0.88	0.76	0.74

Net realized and unrealized gain (loss)	20.92	(9.68)	0.41	1.21	4.87
Total from investment operations	21.86	(8.88)	1.29	1.97	5.61
Dividends to shareholders:

Net investment income	(0.92)	(0.80)	(0.85)	(0.77)	(0.72)
Net asset value, end of year	$45.96	$25.02	$34.70	$34.26	$33.06

TOTAL RETURN[2]	88.65%	(26.22)%	3.81%	5.97%	20.12%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$187,733	$73,802	$119,699	$101,060	$102,498

Ratios to average net assets of:

Expenses	0.38%	0.38%	0.38%	0.38%	0.38%

Net investment income	2.67%	2.29%	2.47%	2.24%	2.35%
Portfolio turnover rate[3]	83%	51%	42%	51%	56%

WisdomTree U.S. Total Dividend Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$78.39	$94.61	$89.11	$84.04	$74.24
Investment operations:

Net investment income[1]	2.65	2.76	2.56	2.27	2.07

Net realized and unrealized gain (loss)	34.59	(16.24)	5.41	5.05	9.97
Total from investment operations	37.24	(13.48)	7.97	7.32	12.04
Dividends to shareholders:

Net investment income	(2.66)	(2.74)	(2.47)	(2.25)	(2.24)
Net asset value, end of year	$112.97	$78.39	$94.61	$89.11	$84.04

TOTAL RETURN[2]	48.15%	(14.75)%	9.10%	8.76%[4]	16.47%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$875,531	$634,956	$648,103	$579,232	$571,504

Ratios to average net assets of:

Expenses	0.28%	0.28%[5,6]	0.28%[5,6]	0.28%[5,6,7]	0.28%[5,6,7]

Net investment income	2.73%	2.82%[5]	2.78%[5]	2.56%[5]	2.63%[5]
Portfolio turnover rate[3]	22%	16%	11%	11%	12%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees for the WisdomTree U.S. Total Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]

Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[4]	Includes a reimbursement from the sub-advisor for an operational error. Excluding the reimbursement, total return would have been unchanged.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]	Included in the expense ratio are legal expenses. Without these legal expenses, the annualized expense ratio would have been unchanged.

See Notes to Financial Statements.

WisdomTree Trust	115

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree U.S. Dividend ex-Financials Fund (“U.S. Dividend ex-Financials Fund’’)	June 16, 2006
WisdomTree U.S. ESG Fund (“U.S. ESG Fund’’)	February 23, 2007
WisdomTree U.S. High Dividend Fund (“U.S. High Dividend Fund’’)	June 16, 2006
WisdomTree U.S. LargeCap Dividend Fund (“U.S. LargeCap Dividend Fund’’)	June 16, 2006
WisdomTree U.S. LargeCap Fund (“U.S. LargeCap Fund’’)	February 23, 2007
WisdomTree U.S. MidCap Dividend Fund (“U.S. MidCap Dividend Fund’’)	June 16, 2006
WisdomTree U.S. MidCap Fund (“U.S. MidCap Fund’’)	February 23, 2007
WisdomTree U.S. Multifactor Fund (“U.S. Multifactor Fund’’)	June 29, 2017
WisdomTree U.S. Quality Dividend Growth Fund (“U.S. Quality Dividend Growth Fund’’)	May 22, 2013
WisdomTree U.S. Quality Shareholder Yield Fund (“U.S. Quality Shareholder Yield Fund’’)	February 23, 2007
WisdomTree U.S. SmallCap Dividend Fund (“U.S. SmallCap Dividend Fund’’)	June 16, 2006
WisdomTree U.S. SmallCap Fund (“U.S. SmallCap Fund’’)	February 23, 2007
WisdomTree U.S. SmallCap Quality Dividend Growth Fund (“U.S. SmallCap Quality Dividend Growth Fund’’)	July 25, 2013
WisdomTree U.S. Total Dividend Fund (“U.S. Total Dividend Fund’’)	June 16, 2006

Each Fund, except the U.S. ESG Fund and U.S. Quality Shareholder Yield Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments’’). The U.S. ESG Fund is actively managed using a model-based approach seeking capital appreciation. The U.S. Quality Shareholder Yield Fund is actively managed using a model-based approach seeking income and capital appreciation. WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (‘‘WTAM’’), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including

116	WisdomTree Trust

Notes to Financial Statements (continued)

preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange.

Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

In certain instances, such as when reliable market valuations are not readily available, a Fund’s investments will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Pricing Committee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves,

WisdomTree Trust	117

Notes to Financial Statements (continued)

prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal year ended March 31, 2021, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. All of the derivative instruments disclosed and described herein are subject to risk.

For the fiscal year ended March 31, 2021, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]
U.S. Multifactor Fund
Equity contracts	$48,189
[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Equity contracts	Net realized gain (loss) from futures contracts

During the fiscal year ended March 31, 2021, the volume of derivative activity (based on the average of month-end balances, except where footnoted) for each applicable Fund was as follows:

Average Notional

Fund	Futures contracts (long)
U.S. Multifactor Fund
Equity contracts[1]	$414,201
[1]	The volume of derivative activity for the period is based on intra-month balances.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (net of foreign taxes withheld, if any) is recognized on the ex-dividend date. Non-cash dividend income is recognized at the fair value of securities received on the ex-dividend date. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled by the issuer as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. Income earned from securities lending activities (i.e., securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (‘‘CCO’’); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

118	WisdomTree Trust

Notes to Financial Statements (continued)

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Futures Contracts — The U.S. Multifactor Fund utilized equity futures contracts on a temporary basis during the fiscal period to obtain market exposure consistent with its investment objective. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts, variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

As of March 31, 2021, there were no open futures contracts in the Funds.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend income earned on the securities loaned is accounted for in the same manner as other dividend income. The borrower pays to the Funds an amount equal to any dividends received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending

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Notes to Financial Statements (continued)

agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

The Funds’ security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to the Lending Agreement or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions, if any at March 31, 2021, are presented on a gross basis in the Statements of Assets and Liabilities. As of March 31, 2021, certain of the Funds had securities on loan and the value of the related collateral received by each of those Funds exceeded the value of the securities loaned by each of those Funds. The value of the securities loaned by each Fund is located in the Statements of Assets and Liabilities in “Investments in securities, at value” and also in the footnotes below the Schedules of Investments. In addition, a breakout of the total amount of cash and non-cash securities lending collateral received is located in the footnotes below the Schedules of Investments.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

120	WisdomTree Trust

Notes to Financial Statements (continued)

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (‘‘Mellon’’) to provide sub-advisory services to the Funds. Mellon is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
U.S. Dividend ex-Financials Fund	0.38%
U.S. ESG Fund	0.28%
U.S. High Dividend Fund	0.38%
U.S. LargeCap Dividend Fund	0.28%
U.S. LargeCap Fund	0.08%
U.S. MidCap Dividend Fund	0.38%
U.S. MidCap Fund	0.38%
U.S. Multifactor Fund	0.28%
U.S. Quality Dividend Growth Fund	0.28%
U.S. Quality Shareholder Yield Fund	0.38%
U.S. SmallCap Dividend Fund	0.38%
U.S. SmallCap Fund	0.38%
U.S. SmallCap Quality Dividend Growth Fund	0.38%
U.S. Total Dividend Fund	0.28%

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the year ended March 31, 2021, as applicable, are included in an ‘‘Investment in Affiliates’’ supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of the advisory fees, that it would otherwise charge, in an amount equal to the indirect AFFE (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) attributable to each Fund’s investment in affiliated ETFs. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statement of Operations in “Expense waivers”.

During the fiscal year ended March 31, 2021, certain Funds engaged in purchase and sale transactions with funds that have a common investment adviser, WTAM. These interfund purchase and sale transactions were effected in accordance with Rule 17a-7 under the 1940 Act. For the fiscal year ended March 31, 2021, the cost of purchases, proceeds from sales and the net realized gain or loss recognized upon the disposal of securities resulting from interfund transactions are shown in the following table:

Fund	Purchases	Sales	Net Realized Gain/(Loss)
U.S. Dividend ex-Financials Fund	$33,917,555	$24,123,416	$791,152
U.S. High Dividend Fund	47,672,928	42,116,970	3,591,630
U.S. LargeCap Dividend Fund	134,419,253	22,581,565	(246,831)
U.S. LargeCap Fund	26,809,495	6,019,874	(874,733)
U.S. MidCap Dividend Fund	370,311,228	131,760,150	3,666,341
U.S. MidCap Fund	83,950,276	79,081,960	5,889,677
U.S. Quality Dividend Growth Fund	79,697,957	150,418,970	(1,359,117)
U.S. Quality Shareholder Yield Fund	9,319,865	9,586,289	(297,867)

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Notes to Financial Statements (continued)

Fund	Purchases	Sales	Net Realized Gain/(Loss)
U.S. SmallCap Dividend Fund	$67,389,152	$334,688,221	$90,685,514
U.S. SmallCap Fund	21,385,459	68,049,788	13,010,296
U.S. SmallCap Quality Dividend Growth Fund	12,352,251	41,379,346	6,433,226
U.S. Total Dividend Fund	36,594,675	13,936,783	(172,963)

WTAM and/or WisdomTree Investments (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the fiscal year ended March 31, 2021, WT held shares of and received distributions from the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
U.S. LargeCap Dividend Fund	—	$—	$15
U.S. LargeCap Fund	2,094	90,776	1,198
U.S. MidCap Dividend Fund	440	17,785	439
U.S. MidCap Fund	25	1,273	—
U.S. Multifactor Fund	1,225	46,379	411
U.S. Quality Dividend Growth Fund	773	44,208	541
U.S. SmallCap Dividend Fund	—	—	3
U.S. SmallCap Fund	58	2,748	11
U.S. SmallCap Quality Dividend Growth Fund	425	19,567	339
U.S. Total Dividend Fund	244	27,582	519

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2021, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities and/or an amount of cash. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the fiscal year ended March 31, 2021 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales
U.S. Dividend ex-Financials Fund	$251,706,736	$248,822,904	$3,072,175	$189,226,497
U.S. ESG Fund	62,420,935	62,392,508	17,063,213	38,406,599
U.S. High Dividend Fund	313,840,128	314,576,835	16,581,458	139,307,224
U.S. LargeCap Dividend Fund	462,993,899	460,144,343	293,699,403	115,969,879
U.S. LargeCap Fund	88,322,331	86,387,735	64,760,000	73,114,521
U.S. MidCap Dividend Fund	1,487,453,359	1,475,347,596	49,229,420	969,729,563
U.S. MidCap Fund	293,777,840	291,675,677	11,220,681	250,389,783
U.S. Multifactor Fund	206,159,829	205,942,566	28,068,805	82,541,019
U.S. Quality Dividend Growth Fund	1,300,851,927	1,288,012,685	2,278,776,999	957,664,872
U.S. Quality Shareholder Yield Fund	34,350,261	34,308,749	23,479,507	59,369,493

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Notes to Financial Statements (continued)

			In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales
U.S. SmallCap Dividend Fund	$786,718,308	$772,477,211	$43,732,330	$329,162,179
U.S. SmallCap Fund	246,328,413	245,566,134	74,282,959	214,907,220
U.S. SmallCap Quality Dividend Growth Fund	96,324,046	96,118,193	67,544,763	22,802,790
U.S. Total Dividend Fund	169,358,076	167,459,506	35,119,815	64,636,891

6. FEDERAL INCOME TAXES

At March 31, 2021, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
U.S. Dividend ex-Financials Fund	$481,877,216	$80,458,101	$(7,485,800)	$72,972,301
U.S. ESG Fund	65,825,030	23,181,587	(646,283)	22,535,304
U.S. High Dividend Fund	703,125,063	78,738,044	(10,471,952)	68,266,092
U.S. LargeCap Dividend Fund	2,027,350,543	816,803,080	(21,841,737)	794,961,343
U.S. LargeCap Fund	404,013,994	110,164,534	(3,341,604)	106,822,930
U.S. MidCap Dividend Fund	2,427,981,978	501,832,760	(20,249,704)	481,583,056
U.S. MidCap Fund	576,669,915	141,408,007	(6,562,292)	134,845,715
U.S. Multifactor Fund	129,745,080	21,362,140	(2,174,978)	19,187,162
U.S. Quality Dividend Growth Fund	4,458,402,031	1,135,645,127	(26,797,716)	1,108,847,411
U.S. Quality Shareholder Yield Fund	50,456,988	8,972,584	(370,078)	8,602,506
U.S. SmallCap Dividend Fund	1,584,586,499	308,713,194	(25,960,302)	282,752,892
U.S. SmallCap Fund	504,537,067	119,156,621	(8,207,936)	110,948,685
U.S. SmallCap Quality Dividend Growth Fund	157,384,401	32,193,249	(1,132,724)	31,060,525
U.S. Total Dividend Fund	633,131,038	246,369,739	(5,204,501)	241,165,238

At March 31, 2021, the components of total distributable earnings (loss) on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation	Total Distributable Earnings (Loss)
U.S. Dividend ex-Financials Fund	$772,808	$(90,691,217)	$72,972,301	$(16,946,108)
U.S. ESG Fund	28,910	(8,034,939)	22,535,304	14,529,275
U.S. High Dividend Fund	—	(97,047,081)	68,266,092	(28,780,989)
U.S. LargeCap Dividend Fund	1,854,004	(151,597,721)	794,961,343	645,217,626
U.S. LargeCap Fund	189,652	(21,291,942)	106,822,930	85,720,640
U.S. MidCap Dividend Fund	2,225,981	(351,953,305)	481,583,056	131,855,732
U.S. MidCap Fund	292,881	(77,013,627)	134,845,715	58,124,969
U.S. Multifactor Fund	35,781	(19,872,335)	19,187,162	(649,392)
U.S. Quality Dividend Growth Fund	4,402,706	(239,187,338)	1,108,847,411	874,062,779
U.S. Quality Shareholder Yield Fund	29,943	(5,105,517)	8,602,506	3,526,932
U.S. SmallCap Dividend Fund	157,120	(333,038,772)	282,752,892	(50,128,760)
U.S. SmallCap Fund	235,660	(68,446,385)	110,948,685	42,737,960
U.S. SmallCap Quality Dividend Growth Fund	134,416	(18,195,528)	31,060,525	12,999,413
U.S. Total Dividend Fund	627,544	(67,579,740)	241,165,238	174,213,042

The tax character of distributions paid during the fiscal years ended March 31, 2021 and March 31, 2020, was as follows:

	Year Ended March 31, 2021	Year Ended March 31, 2020

Fund	Distributions Paid from Ordinary Income*	Distributions Paid from Ordinary Income*
U.S. Dividend ex-Financials Fund	$17,898,781	$28,605,928
U.S. ESG Fund	1,018,751	2,196,268
U.S. High Dividend Fund	32,948,834	35,182,638

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Notes to Financial Statements (continued)

	Year Ended March 31, 2021	Year Ended March 31, 2020

Fund	Distributions Paid from Ordinary Income*	Distributions Paid from Ordinary Income*
U.S. LargeCap Dividend Fund	$64,521,145	$60,470,137
U.S. LargeCap Fund	8,454,532	6,827,555
U.S. MidCap Dividend Fund	69,319,287	110,075,200
U.S. MidCap Fund	8,770,455	17,560,711
U.S. Multifactor Fund	1,705,277	2,826,270
U.S. Quality Dividend Growth Fund	90,898,526	69,826,053
U.S. Quality Shareholder Yield Fund	1,059,051	764,994
U.S. SmallCap Dividend Fund	41,528,464	63,284,313
U.S. SmallCap Fund	5,647,946	11,592,685
U.S. SmallCap Quality Dividend Growth Fund	3,076,752	2,702,894
U.S. Total Dividend Fund	20,745,554	20,435,251
*	Includes short-term capital gains, if any.

At March 31, 2021, for Federal tax purposes, the Funds have capital loss carryforwards available to offset future capital gains as indicated in the below table. The loss carryforward amounts do not have an expiration date and, therefore, can be carried forward indefinitely until utilized. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Short-Term	Long-Term	Capital Loss Available Total
U.S. Dividend ex-Financials Fund	$29,824,876	$60,866,341	$90,691,217
U.S. ESG Fund	3,113,445	4,921,494	8,034,939
U.S. High Dividend Fund	18,149,397	78,897,684	97,047,081
U.S. LargeCap Dividend Fund	17,010,472	134,587,249	151,597,721
U.S. LargeCap Fund	7,509,512	13,782,430	21,291,942
U.S. MidCap Dividend Fund	148,029,558	203,923,747	351,953,305
U.S. MidCap Fund	31,238,067	45,775,560	77,013,627
U.S. Multifactor Fund	18,649,258	1,223,077	19,872,335
U.S. Quality Dividend Growth Fund	125,637,447	113,549,891	239,187,338
U.S. Quality Shareholder Yield Fund	3,563,534	1,541,983	5,105,517
U.S. SmallCap Dividend Fund	61,830,379	271,208,393	333,038,772
U.S. SmallCap Fund	18,984,016	49,462,369	68,446,385
U.S. SmallCap Quality Dividend Growth Fund	4,102,806	14,092,722	18,195,528
U.S. Total Dividend Fund	20,758,610	46,821,130	67,579,740

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. At March 31, 2021, the Funds did not have any post-October capital losses or late year ordinary losses to defer.

During the fiscal year ended March 31, 2021, the amount of capital loss carryforwards used to offset realized gains are shown in the following table:

Fund	Utilized Capital Loss Carryforward
U.S. Dividend ex-Financials Fund	$—
U.S. ESG Fund	—
U.S. High Dividend Fund	—
U.S. LargeCap Dividend Fund	—
U.S. LargeCap Fund	—
U.S. MidCap Dividend Fund	—
U.S. MidCap Fund	27,544,803
U.S. Multifactor Fund	6,034,117

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Notes to Financial Statements (continued)

Fund	Utilized Capital Loss Carryforward
U.S. Quality Dividend Growth Fund	$—
U.S. Quality Shareholder Yield Fund	—
U.S. SmallCap Dividend Fund	—
U.S. SmallCap Fund	—
U.S. SmallCap Quality Dividend Growth Fund	450,658
U.S. Total Dividend Fund	—

At March 31, 2021, the effect of permanent “book/tax” reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Total Distributable Earnings (Loss)	Paid-in Capital
U.S. Dividend ex-Financials Fund	$(4,131,175)	$4,131,175
U.S. ESG Fund	(11,951,467)	11,951,467
U.S. High Dividend Fund	(11,958,012)	11,958,012
U.S. LargeCap Dividend Fund	(42,635,496)	42,635,496
U.S. LargeCap Fund	(26,170,015)	26,170,015
U.S. MidCap Dividend Fund	(103,295,285)	103,295,285
U.S. MidCap Fund	14,565,081	(14,565,081)
U.S. Multifactor Fund	(14,020,722)	14,020,722
U.S. Quality Dividend Growth Fund	(377,723,955)	377,723,955
U.S. Quality Shareholder Yield Fund	(10,567,725)	10,567,725
U.S. SmallCap Dividend Fund	(36,382,041)	36,382,041
U.S. SmallCap Fund	36,988,122	(36,988,122)
U.S. SmallCap Quality Dividend Growth Fund	(8,078,139)	8,078,139
U.S. Total Dividend Fund	(27,654,028)	27,654,028

These differences are primarily due to redemptions-in-kind and distributions in excess of current earnings.

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign withholding taxes, as applicable, are accrued based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Foreign withholding taxes are accrued and applied to foreign income as the foreign income is earned. The dollar amount of applicable foreign withholding taxes on foreign income is included net in the Statements of Operations in “Dividend Income”. As of and during the fiscal year ended March 31, 2021, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Generally, each of the tax years in the four-year period ended March 31, 2021, remains subject to examination by taxing authorities.

7. LEGAL MATTER

The U.S. SmallCap Dividend Fund and U.S. SmallCap Fund (the “Affected Funds”), along with many other former shareholders of The Jones Group Inc. (“Jones Group”), were named as defendants in one or more lawsuits (the “Litigation”) arising out of transactions consummated by Jones Group in April 2014 (“2014 transactions”). The Litigation seeks to “claw back” from former Jones Group shareholders, including the Affected Funds, proceeds received in connection with the 2014 transactions. The U.S. SmallCap Dividend Fund and U.S. SmallCap Fund received proceeds from the 2014 transactions in the amount of $1,647,765 and $274,245, respectively. In August 2020, the bankruptcy judge of the U.S. Bankruptcy Court in New York dismissed the lawsuit with prejudice, although plaintiffs have filed an appeal and the ultimate outcome is unknown at this time.

8. SUBSEQUENT EVENT

On May 25, 2021, at the recommendation of WTAM, the investment adviser of the U.S. Quality Shareholder Yield Fund, the Board of Trustees considered, and approved, a 2-for-1 stock split of the U.S. Quality Shareholder Yield Fund’s outstanding shares. The total outstanding shares of the U.S. Quality Shareholder Yield Fund split on a 2-for-1 basis on June 10, 2021. The impact of the stock split

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Notes to Financial Statements (concluded)

increased the number of shares outstanding by a factor of two, while decreasing the NAV per share and market price per share by a factor of two, resulting in no effect on the U.S. Quality Shareholder Yield Fund’s net assets or on the total value of a shareholder’s investment. The shares outstanding, NAV per share and other per share information have been updated in the accompanying financial statements and financial highlights to reflect the effect of the stock split.

9. ADDITIONAL INFORMATION

The respiratory disease caused by a novel coronavirus (“COVID-19”) has spread globally for over a year, resulting in a global pandemic and major disruption to global markets and economies. In an organized attempt to contain and mitigate the effects of COVID-19, governments and businesses world-wide took aggressive measures, including businesses canceling dividends to preserve cash, governments closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. In recent months, however, the rapid COVID-19 vaccination rollout in the United States and certain other developed countries, coupled with the passage of stimulus programs in the U.S. and abroad, have resulted in a reversal of many of these trends, including the re-opening of businesses, a reduction in quarantine requirements, increased consumer demand, and the resumption of certain in-person schooling, travel and events. Despite these positive trends, the prevalence of new COVID-19 variants, a failure to achieve herd immunity, or other unforeseen circumstances may result in the continued spread of the virus throughout unvaccinated populations or a resurgence in infections among vaccinated populations. As a result, it remains unclear if recent positive trends will continue in developed markets and whether such trends will spread world-wide to countries with limited access to vaccines that are still experiencing rising COVID-19 cases, hospitalizations and deaths.

The effects of COVID-19 have affected and are likely to continue to affect certain sectors and industries more dramatically than others, and the effects borne by some will negatively affect the value of the issuers in those sectors and industries, which may adversely affect the value of a Fund’s investments in those sectors or industries. It is also true that the speed at which global economies recover, or fail to recover, from the COVID-19 pandemic will affect certain sectors, industries, and issuers more dramatically than others, which in turn may adversely affect certain Fund investments.

COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources, including access to COVID-19 vaccinations and treatments. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined fully at this time, but the effects could be present for an extended period of time. It is impossible to predict the effects on the Funds of these or similar events and market conditions in the future. However, it is possible that these or similar events and market conditions could have a significant and adverse effect on the NAV and/or risk profile of a Fund.

126	WisdomTree Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of WisdomTree U.S. Dividend ex-Financials Fund, WisdomTree U.S. ESG Fund, WisdomTree U.S. High Dividend Fund, WisdomTree U.S. LargeCap Dividend Fund, WisdomTree U.S. LargeCap Fund, WisdomTree U.S. MidCap Dividend Fund, WisdomTree U.S. MidCap Fund, WisdomTree U.S. Multifactor Fund, WisdomTree U.S. Quality Dividend Growth Fund, WisdomTree U.S. Quality Shareholder Yield Fund, WisdomTree U.S. SmallCap Dividend Fund, WisdomTree U.S. SmallCap Fund, WisdomTree U.S. SmallCap Quality Dividend Growth Fund and WisdomTree U.S. Total Dividend Fund and the Board of Trustees of WisdomTree Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of WisdomTree U.S. Dividend ex-Financials Fund, WisdomTree U.S. ESG Fund, WisdomTree U.S. High Dividend Fund, WisdomTree U.S. LargeCap Dividend Fund, WisdomTree U.S. LargeCap Fund, WisdomTree U.S. MidCap Dividend Fund, WisdomTree U.S. MidCap Fund, WisdomTree U.S. Multifactor Fund, WisdomTree U.S. Quality Dividend Growth Fund, WisdomTree U.S. Quality Shareholder Yield Fund, WisdomTree U.S. SmallCap Dividend Fund, WisdomTree U.S. SmallCap Fund, WisdomTree U.S. SmallCap Quality Dividend Growth Fund and WisdomTree U.S. Total Dividend Fund (collectively referred to as the “Funds”), (fourteen of the funds constituting WisdomTree Trust (the “Trust”)), including the schedules of investments, as of March 31, 2021, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (fourteen of the funds constituting WisdomTree Trust) at March 31, 2021, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the WisdomTree Trust	Statement of operations	Statements of changes in net assets	Financial highlights

WisdomTree U.S. Dividend ex-Financials Fund

WisdomTree U.S. ESG Fund

WisdomTree U.S. High Dividend Fund

WisdomTree U.S. LargeCap Dividend Fund

WisdomTree U.S. LargeCap Fund

WisdomTree U.S. MidCap Dividend Fund

WisdomTree U.S. MidCap Fund

WisdomTree U.S. Quality Dividend Growth Fund

WisdomTree U.S. Quality Shareholder Yield Fund

WisdomTree U.S. SmallCap Dividend Fund

WisdomTree U.S. SmallCap Fund

WisdomTree U.S. SmallCap Quality Dividend Growth Fund

WisdomTree U.S. Total Dividend Fund

	For the year ended March 31, 2021	For each of the two years in the period ended March 31, 2021	For each of the five years in the period ended March 31, 2021
WisdomTree U.S. Multifactor Fund	For the year ended March 31, 2021	For each of the two years in the period ended March 31, 2021	For each of the three years in the period ended March 31, 2021 and the period from June 29, 2017 (commencement of operations) through March 31, 2018

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities

WisdomTree Trust	127

Report of Independent Registered Public Accounting Firm (concluded)

owned as of March 31, 2021, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more WisdomTree investment companies since 2006.

New York, New York

May 26, 2021, except as to Note 8, as to which the date is July 27, 2021.

128	WisdomTree Trust

Liquidity Risk Management Program (unaudited)

Effective June 1, 2019, the Funds adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 (the “Rule”) under the Investment Company Act of 1940, as amended. The Rule requires registered open-end funds, including exchange-traded funds such as the Funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The Rule is designed to mitigate the risk that a Fund could not meet redemption requests without significantly diluting the interest of remaining investors. The Board has appointed WisdomTree Asset Management, Inc., the investment advisor to the Funds, as the Program Administrator for each Fund’s Program.

The Rule requires the Funds to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-ended fund and whether the Fund has a relatively concentrated portfolio or large positions in particular issuers. The Funds must also assess their use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The Rule also requires the Funds to classify their investments into one of four liquidity categories: highly liquid, moderately liquid, less liquid or illiquid based on the number of days a Fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a Fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value of the investment. A Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a Fund permits redemptions in-kind, the Rule requires the Fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the Rule’s requirements, the Program has been reviewed and approved by the Fund’s Board. Furthermore, the Board has received a written report prepared by the Program Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program. The Program Administrator has monitored the Fund’s liquidity risk and the liquidity classifications of the securities held by the Fund and has determined that the Program is operating effectively.

During the period from January 1, 2020 to December 31, 2020, there were no material changes to the Program and no material liquidity events that impacted the Funds. During the period, the Funds held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable Fund redemption forecasts and foreseeable stressed Fund redemption forecasts, the Program Administrator believes that the Funds maintain sufficient highly liquid assets to meet Fund redemptions.

WisdomTree Trust	129

Trustees and Officers Information (unaudited)

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee During Past 5 Years
Trustees Who Are Interested Persons of the Trust

Jonathan Steinberg (1964)	Trustee, 2005-present; President, 2005-present	Chief Executive Officer, WisdomTree Investments, Inc. and WisdomTree Asset Management since 2005; President, WisdomTree Investments, Inc. and WisdomTree Asset Management from 2012 to 2019.	68	Director, WisdomTree Investments, Inc. and WisdomTree Asset Management.
Trustees Who Are Not Interested Persons of the Trust

David G. Chrencik* (1948)	Trustee, 2014-present	Chief Financial Officer of Sarus Indochina Select LP (hedge fund) since 2012; Chief Financial Officer of GeoGreen BioFuels, Inc. (biodiesel fuel producer) from 2010 to 2014; Audit Partner at PricewaterhouseCoopers LLP (public accounting firm) from 1972 to 2009 (includes positions prior to becoming Audit Partner and predecessor firms).	68	None

Joel Goldberg**, *** (1945)	Trustee, 2012-present	Attorney, Partner at Stroock & Stroock & Lavan LLP from 2010 to 2018; Attorney, Partner at Willkie Farr & Gallagher LLP from 2006 to 2010.	68	Director, Better Business Bureau (Metropolitan New York, Long Island and the Mid-Hudson Region).

Toni Massaro*** (1955)	Trustee, 2006-present	Dean Emerita at the University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since 2009 (distinguished Emerita in July 2009); Dean of the Rogers College of Law from 1999 to 2009; Regents’ Professor since 2006; Milton O. Riepe Chair in Constitutional Law since 1997; Professor at the Rogers College of Law since 1990.	68	None

Melinda A. Raso Kirstein**** (1955)	Trustee, 2014-present	Retired since 2004, Merrill Lynch Investment Management, Vice President; Senior Portfolio Manager, Fixed Income Management; Director, Tax Exempt Fund Management.	68	Associate Alumnae of Douglass College, Chair of Investment Committee.

Victor Ugolyn (1947)	Trustee, 2006-present; Chairman of the Board, 2006-present	Private Investor, from 2005 to present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds from 1991 to 2004.	68	Member of the Board of Governors of Naismith Memorial Basketball Hall of Fame (2001-2016).

130	WisdomTree Trust

Trustees and Officers Information (unaudited) (concluded)

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee During Past 5 Years
Officers of the Trust

Jonathan Steinberg***** (1964)	President, 2005- present; Trustee, 2005-present	Chief Executive Officer, WisdomTree Investments, Inc. and WisdomTree Asset Management since 2005; President, WisdomTree Investments, Inc. and WisdomTree Asset Management from 2012 to 2019.	68	None

David Castano***** (1971)	Treasurer, 2013-present	Head of Fund Accounting & Administration, WisdomTree Asset Management, since 2020; Director of Fund Accounting & Administration, WisdomTree Asset Management, 2011 to 2020.	68	None

Terry Jane Feld***** (1960)	Chief Compliance Officer, 2012-present	Chief Compliance Officer WisdomTree Asset Management since 2012; Senior Compliance Officer, WisdomTree Asset Management since 2011.	68	None

Ryan Louvar***** (1972)	Secretary and Chief Legal Officer, 2013-present	General Counsel, WisdomTree Asset Management since 2013; Vice President and Senior Managing Counsel, State Street, 2005 to 2013.	68	None

Joanne Antico***** (1975)	Assistant Secretary, 2018-present	Assistant General Counsel, WisdomTree Asset Management since 2016; Executive Director and Assistant Secretary, Morgan Stanley Investment Management Inc., 2005 to 2016.	68	None

Clint Martin***** (1977)	Assistant Treasurer, 2015-present	Director of Fund Accounting & Administration, WisdomTree Asset Management, since 2020; Fund Manager, Fund Accounting & Administration, WisdomTree Asset Management, 2012 to 2020.	68	None

+	As of March 31, 2021.

*	Chair of the Audit Committee.

**	Chair of the Contracts Review Committee.

***	Co-Chair of the Governance, Nominating and Compliance Committee.

****	Chair of the Investment Committee.

*****	Elected by and serves at the pleasure of the Board.

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Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds’ fiscal year ended March 31, 2021, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2022.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended March 31, 2021, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
U.S. Dividend ex-Financials Fund	$17,898,781
U.S. ESG Fund	1,018,751
U.S. High Dividend Fund	32,094,397
U.S. LargeCap Dividend Fund	64,521,145
U.S. LargeCap Fund	8,454,532
U.S. MidCap Dividend Fund	69,319,287
U.S. MidCap Fund	8,770,455
U.S. Multifactor Fund	1,705,277
U.S. Quality Dividend Growth Fund	90,898,526
U.S. Quality Shareholder Yield Fund	1,059,051
U.S. SmallCap Dividend Fund	41,528,464
U.S. SmallCap Fund	5,647,946
U.S. SmallCap Quality Dividend Growth Fund	3,076,752
U.S. Total Dividend Fund	20,745,554

The following represents the percentage of dividends paid during the fiscal year ended March 31, 2021, that qualify for the 70% dividends received deduction for corporate shareholders:

Fund	Dividends-Received Deduction
U.S. Dividend ex-Financials Fund	100.00%
U.S. ESG Fund	100.00%
U.S. High Dividend Fund	100.00%
U.S. LargeCap Dividend Fund	100.00%
U.S. LargeCap Fund	99.99%
U.S. MidCap Dividend Fund	99.55%
U.S. MidCap Fund	100.00%
U.S. Multifactor Fund	100.00%
U.S. Quality Dividend Growth Fund	100.00%
U.S. Quality Shareholder Yield Fund	100.00%
U.S. SmallCap Dividend Fund	99.99%
U.S. SmallCap Fund	100.00%
U.S. SmallCap Quality Dividend Growth Fund	99.99%
U.S. Total Dividend Fund	100.00%

132	WisdomTree Trust

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

Previously, the Funds were required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Beginning in April 2019, the Funds ceased filing Form N-Q and commenced filing Form N-PORT. Part F of each Fund’s Form N-PORT filings for the first and third fiscal quarters contain the complete schedule of portfolio holdings in the same manner as previously filed on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). Copies of the filings may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

WisdomTree Trust	133

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing.

There are risks associated with investing, including possible loss of principal. Funds focusing their investments on certain sectors and/or smaller companies increase their vulnerability to any single economic or regulatory development. This may result in greater share price volatility. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM - 4832

WisdomTree Trust

Annual Report

March 31, 2021

(As updated July 27, 2021, to reflect a 2-for-1 stock split on June 10, 2021 for the WisdomTree Global ex-U.S. Quality Dividend Growth Fund)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Global High Dividend Fund (DEW)

WisdomTree Growth Leaders Fund (PLAT)

(formerly, WisdomTree Modern Tech Platforms Fund)

WisdomTree India Earnings Fund (EPI)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Market Environment Overview

(unaudited)

Emerging market (“EM”) equities, as measured by the MSCI Emerging Markets Index, returned 52.99% in local currency terms and 58.39% in U.S. dollar terms for the 12-month fiscal year that ended March 31, 2021 (the “period”). Individual EM currencies had mixed results versus the U.S. dollar (“USD”) during the period, but broadly speaking in EM currencies, the USD weakened following the rise in long-term U.S. Treasury rates and deployment of fiscal and monetary stimulus in the latter half of the period. The spot currencies of Argentina, Turkey, and Peru further weakened by approximately 30%, 20%, and 8%, respectively, versus the USD during the period, and the spot currencies of South Africa, Chile, Mexico, Indonesia, and the Czech Republic all strengthened by 10%-20%. A confluence of factors drove these currency moves, most notably developments that stemmed from impacts from the novel coronavirus (“COVID-19”). The Argentine peso was especially hurt as the currency weakened 30% versus the USD over ongoing concerns about the country’s ability to fulfill its debt obligations.

EM equity returns were positive in the second quarter of 2020, returning 18.08% in USD and 16.74% in local currency terms. Following a historic sell-off induced by the emergence of COVID-19 in March 2020, the global markets saw a relief rally in the first few months following the market lows. While many economies were still shuttering and global supply chains were disconnected, many local governments went to work quickly to try to provide relief in the form of monetary and/or fiscal stimulus to help weather the storm. One additional negative impact that occurred during March and April was that an oil war broke out between the Organization of the Petroleum Exporting Countries, Middle Eastern, and Russian nations, which spewed over into the oil exporting world. For the first time in history, front month spot crude prices saw negative values, as massive amounts of cheap oil were supplied into the crippling world economy from feuding nations. However, in the subsequent months to follow, tensions eased, and prices began to stabilize to historically normal levels.

EM equity returns were positive in the third quarter of 2020, returning 9.56% in USD and 8.65% in local currency. During the summer months of 2020, many of the economic impacts of COVID-19 began to be reported throughout the world. To no one’s surprise, economic growth slowed in all major global economies, and signs of an economic slowdown in China was a major headwind on EM equity returns. Historical levels of unemployment began to appear in nearly every major economy. There was also a reemergence of a “second-wave” of the pandemic in terms of case and death counts around the world during the summer months. Even still, a ramp up in global fiscal and monetary stimulus continued to make its way through the system and helped continue the relief rally in emerging and global equity markets. In addition, there was some positive news developing around the vaccine front, as prominent pharmaceutical companies were reporting positive early-stage results of their vaccine candidates. China, due to its strict lockdown policies, saw its recovery take place much sooner than other world economies.

EM equity returns continued to climb by 19.70% in USD and 16.02% in local currency in the fourth quarter of 2020. In the final months of 2020, there were some major global developments as it relates to the COVID-19 pandemic. Very promising results were announced in the fall of 2020 from various drug companies about the effectiveness of their late-stage vaccine candidates. This helped to strongly support the relief/reopening rally in the world economy. Positive vaccine news sent EM equities higher as their local countries did not generally have the same infrastructure (relative to their developed world peers) in place to continue to properly treat patients with the disease. In December of 2020, the U.S. Food and Drug Administration approved the world’s first emergency use authorization for a COVID-19 vaccine. Many world drug administrations quickly followed suit, and the world began to vaccinate its citizens.

EM equities continued to climb along side global equities in the first quarter of 2021. EM equities rose in USD by 2.29% and by 3.96% in local currency terms. Much of this quarter’s positive return was experienced between January and early February 2021 before a slight sell-off in the remaining month and a half of the period. Beginning in

WisdomTree Trust	1

Market Environment Overview

(unaudited) (concluded)

early January 2021, vaccines began to be distributed and administered throughout the world, and news of additional vaccines approved for emergency use in the U.S. also sent the global markets higher. The inauguration of the new U.S. president led to a new and more globalist administration in the White House, which also potentially helped to alleviate concerns of trade tensions between the U.S. and its various global partners. Commodity prices continued to rise and stabilize as the global economy continued to reopen, supply chains began to come back online, and months of pent-up demand began to work its way into the global economy. This resulted in calls for higher inflation potentially in the years to follow, and as a result, many sovereign debt curves saw rises in their nominal interest rates. In addition, the markets continued to see improving economic conditions in virtually all markets. For example, after posting a -6.8% gross domestic product (“GDP”) figure in Q1 2020, China reported subsequent quarterly GDP growth numbers of 3.2% (Q2 2020), 4.9% (Q3 2020), 6.5% (Q4 2020), and 18.3% (Q1 2021).

Each WisdomTree Fund’s performance as set forth in “Management’s Discussion of Funds’ Performance” in the pages that follow should also be viewed in light of the foregoing market environment.

2	WisdomTree Trust

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. Each Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the midpoint of the bid and ask price for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Fund shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Fund NAV returns are calculated using a Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid and ask price as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month-end performance information visit www.wisdomtree.com.

Shareholder Expense Examples

Each Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2020 to March 31, 2021. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Trust	3

Management’s Discussion of Funds’ Performance

as of March 31, 2021 (unaudited)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	32.9%
Communication Services	21.2%
Health Care	12.3%
Financials	9.4%
Industrials	7.1%
Information Technology	6.6%
Consumer Staples	5.3%
Real Estate	4.0%
Utilities	0.7%
Materials	0.6%
Energy	0.1%
Other Assets less Liabilities‡	-0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Tencent Holdings Ltd.	12.6%
Alibaba Group Holding Ltd.	7.6%
Meituan, Class B	5.6%
Ping An Insurance Group Co. of China Ltd., Class H	3.5%
JD.com, Inc., ADR	3.3%
Ping An Insurance Group Co. of China Ltd., Class A	3.1%
Baidu, Inc., ADR	3.0%
NetEase, Inc., ADR	2.3%
Wuxi Biologics Cayman, Inc.	2.0%
Pinduoduo, Inc., ADR	1.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree China ex-State-Owned Enterprises Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree China ex-State-Owned Enterprises Index (the “Index”). In seeking to track the Index, the Fund invests in Chinese companies that are not state-owned enterprises, which is defined as government ownership of greater than 20%. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 68.71% at net asset value (“NAV”) for the fiscal year ended March 31, 2021 (for more complete performance information please see the table below). The Fund’s overweight to the Consumer Discretionary sector and underweight to the Financials sector contributed the most to performance. The most significant driver of Fund performance was the exclusion of state-owned-enterprises. China was the only country to exhibit significant economic growth during 2020 despite the COVID-19 pandemic, mainly due to its ability to stem the spread of the virus early on with minimal economic impact. As a result, many cyclical economic sectors within China, such as Consumer Discretionary and Financials, performed particularly well, especially compared to cyclical sectors in areas of the world that were forced to curtail economic activity while battling the virus.

Shareholder Expense Example (for the six-month period ended March 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,157.50	0.32%[1]	$1.72
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	0.32%[1]	$1.61
[1]

WisdomTree Asset Management, Inc. had contractually agreed to limit the management fee to 0.32% through July 31, 2020. On July 31, 2020, the contractual waiver expired and the management fee was permanently reduced to 0.32%.

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	68.71%	15.02%	23.75%	13.43%
Fund Market Price Returns	71.82%	15.12%	24.26%	13.48%
WisdomTree China Dividend ex-Financials/China ex-State-Owned Enterprises Spliced Index[2]	69.14%	14.40%	23.52%	13.77%
MSCI China Index	43.61%	8.25%	16.09%	10.48%
FTSE China 50 Index	26.36%	3.02%	9.94%	6.69%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on September 19, 2012.

[2]	WisdomTree China Dividend ex-Financials Index through June 30, 2015; WisdomTree China ex-State-Owned Enterprises Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2021 (unaudited)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	22.2%
Consumer Discretionary	21.3%
Communication Services	13.6%
Financials	12.6%
Materials	6.7%
Consumer Staples	6.3%
Health Care	6.3%
Industrials	4.6%
Energy	3.7%
Real Estate	1.8%
Utilities	0.9%
Other Assets less Liabilities‡	0.0%	*
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Alibaba Group Holding Ltd.	6.6%
Tencent Holdings Ltd.	6.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	6.1%
Samsung Electronics Co., Ltd.	5.4%
Meituan, Class B	1.9%
Naspers Ltd., Class N	1.6%
Reliance Industries Ltd., GDR	1.4%
JD.com, Inc., ADR	1.3%
Ping An Insurance Group Co. of China Ltd., Class H	1.1%
Infosys Ltd., ADR	1.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets ex-State-Owned Enterprises Index (the “Index”). In seeking to track the Index, the Fund invests in emerging market companies that are not state-owned enterprises, which is defined as government ownership of more than 20%. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 67.18% at net asset value (“NAV”) for the fiscal year ended March 31, 2021 (for more complete performance information please see the table below). The weakening of the U.S. dollar positively impacted Fund performance for most of the fiscal year. The Fund’s positions within the Consumer Discretionary and Financials sectors had the greatest positive impact on returns for the year, while its positions in the Consumer Staples sector impacted returns most negatively. The key overall driver of positive performance and attribution was the Fund’s exclusion of state-owned-enterprises.

Shareholder Expense Example (for the six-month period ended March 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,211.30	0.32%[1]	$1.76
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	0.32%[1]	$1.61
[1]

WisdomTree Asset Management, Inc. had contractually agreed to limit the management fee to 0.32% through July 31, 2020. On July 31, 2020, the contractual waiver expired and the management fee was permanently reduced to 0.32%.

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	67.18%	9.85%	15.00%	9.98%
Fund Market Price Returns	69.08%	9.78%	15.36%	10.30%
WisdomTree Emerging Markets ex-State-Owned Enterprises Index	68.86%	10.29%	15.68%	11.02%
MSCI Emerging Markets Index	58.39%	6.48%	12.07%	7.62%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on December 10, 2014.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	5

Management’s Discussion of Funds’ Performance

as of March 31, 2021 (unaudited)

WisdomTree Emerging Markets High Dividend Fund (DEM)

Sector Breakdown†

Sector	% of Net Assets
Financials	27.4%
Materials	20.8%
Information Technology	15.4%
Real Estate	6.6%
Utilities	6.2%
Energy	6.0%
Communication Services	5.7%
Consumer Staples	4.6%
Industrials	4.0%
Consumer Discretionary	2.7%
Health Care	0.3%
Investment Company	0.1%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Vale S.A.	6.4%
Sberbank of Russia PJSC, ADR	5.8%
Hon Hai Precision Industry Co., Ltd.	4.5%
MMC Norilsk Nickel PJSC, ADR	3.5%
China Construction Bank Corp., Class H	3.1%
Industrial & Commercial Bank of China Ltd., Class H	2.6%
Rosneft Oil Co. PJSC, GDR	1.9%
Grupo Mexico S.A.B. de C.V., Series B	1.4%
Tatneft PJSC, ADR	1.4%
Formosa Plastics Corp.	1.3%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets High Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in high-dividend-yielding companies in the emerging markets region. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 43.37% at net asset value (“NAV”) for the fiscal year ended March 31, 2021 (for more complete performance information please see the table below). The weakening of the U.S. dollar positively impacted total returns. The Fund’s overweight positions in Brazil and Mexico contributed the most positively to performance, whereas its overweight positions in Russia and Hong Kong contributed the least positively to performance. Additionally, the Fund’s overweight position in the Materials sector added the most to performance, whereas its overweight position in the Energy sector and underweight position in the Information Technology sector contributed the least. The Fund’s high dividend yield strategy served as a headwind for the Fund, as many high dividend yield companies that can be found in the Financials and Energy sectors added the least to relative performance.

Shareholder Expense Example (for the six-month period ended March 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,272.60	0.63%	$3.57
Hypothetical (5% return before expenses)	$1,000.00	$1,021.79	0.63%	$3.18

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	43.37%	2.59%	9.45%	1.17%
Fund Market Price Returns	44.75%	2.29%	9.63%	1.10%
WisdomTree Emerging Markets High Dividend Index	45.05%	3.39%	10.30%	2.11%
MSCI Emerging Markets Index	58.39%	6.48%	12.07%	3.65%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2021 (unaudited)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	23.5%
Consumer Discretionary	14.2%
Financials	12.5%
Consumer Staples	10.3%
Materials	10.0%
Communication Services	8.8%
Health Care	6.9%
Industrials	4.6%
Real Estate	3.7%
Utilities	3.3%
Energy	1.3%
Other Assets less Liabilities‡	0.9%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	3.2%
Cathay Financial Holding Co., Ltd.	2.7%
Tencent Holdings Ltd.	2.6%
Fubon Financial Holding Co., Ltd.	2.6%
Alibaba Group Holding Ltd., ADR	2.5%
Samsung Electronics Co., Ltd.	1.8%
Lenovo Group Ltd.	1.5%
Zhongsheng Group Holdings Ltd.	1.4%
HCL Technologies Ltd.	1.4%
Tech Mahindra Ltd.	1.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Multifactor Fund (the “Fund”) seeks capital appreciation, by investing in equity securities of emerging markets countries with the highest composite scores based on two fundamental factors, value and quality measures, and two technical factors, momentum and correlation.

The Fund returned 48.12% at net asset value (“NAV”) for the fiscal year ended March 31, 2021 (for more complete performance information please see the table below). The Fund’s position in the Real Estate sector was the only additive sector allocation during the fiscal year, whereas the Fund’s positions in Communication Services, Consumer Discretionary, and Information Technology sectors were primary detractors. From a country perspective, the Fund’s positions in Korea, China, and Turkey weighed on performance the most, while its positions in Qatar and Thailand were slightly additive. Emerging markets performed well during the COVID-19 pandemic, as certain countries managed to mitigate the economic impact of the virus early on. Likewise, the reduction in global interest rates was additive for the region which helped its cyclical sectors grow despite the economic and public health headwinds imposed by the pandemic.

Shareholder Expense Example (for the six-month period ended March 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,201.90	0.48%	$2.64
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.48%	$2.42

Performance

	Average Annual Total Return

	1 Year	Since Inception[1]
Fund NAV Returns	48.12%	3.98%
Fund Market Price Returns	49.96%	4.44%
MSCI Emerging Markets Index	58.39%	10.85%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on August 10, 2018.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	7

Management’s Discussion of Funds’ Performance

as of March 31, 2021 (unaudited)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	23.8%
Financials	12.3%
Consumer Staples	10.6%
Communication Services	10.0%
Industrials	8.4%
Materials	8.2%
Consumer Discretionary	7.6%
Health Care	6.4%
Real Estate	4.7%
Utilities	4.2%
Energy	3.9%
Other Assets less Liabilities‡	-0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	5.8%
Tencent Holdings Ltd.	5.1%
Samsung Electronics Co., Ltd.	4.1%
Infosys Ltd.	1.1%
Reliance Industries Ltd.	1.0%
Ping An Insurance Group Co. of China Ltd., Class H	0.9%
Novatek Microelectronics Corp.	0.9%
Kumho Petrochemical Co., Ltd.	0.9%
NetEase, Inc., ADR	0.8%
Hon Hai Precision Industry Co., Ltd.	0.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Quality Dividend Growth Fund (the “Fund”) seeks income and capital appreciation by investing in dividend-paying companies with growth characteristics in the emerging markets region.

The Fund returned 55.66% at net asset value (“NAV”) for the fiscal year ended March 31, 2021 (for more complete performance information please see the table below). The fiscal year performance is measured beginning April 1, 2020, which roughly marks the start of the stock market recovery from the COVID-19 pandemic induced market sell-off that occurred prior to this date, and explains why absolute performance is exceptionally high for the fiscal year ended March 31, 2021. During the recovery, the Fund’s position in the Informational Technology sector contributed most positively to performance while its position in the Utilities sector contributed the least positively to performance. The Fund’s position in China contributed most positively to performance, while its position in Singapore contributed least positively to performance. In late 2020, China’s economic growth was able to outpace global GDP due to its containment of the pandemic and its increasing domestic demands. As such, the Fund’s performance was led by its position in China. Emerging markets in general also participated in the global recovery post the COVID-19 sell-off experienced by the global markets in Q1 2020, which led to the Fund’s high return.

Shareholder Expense Example (for the six-month period ended March 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,235.10	0.32%[1]	$1.78
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	0.32%[1]	$1.61
[1]

WisdomTree Asset Management, Inc. had contractually agreed to limit the management fee to 0.32% through July 31, 2020. On July 31, 2020, the contractual waiver expired and the management fee was permanently reduced to 0.32%.

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	55.66%	5.83%	9.71%	4.59%
Fund Market Price Returns	57.99%	5.91%	9.96%	4.45%
MSCI Emerging Markets Index	58.39%	6.48%	12.07%	6.71%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on August 1, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

8	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2021 (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	17.4%
Financials	13.8%
Industrials	13.7%
Materials	13.1%
Consumer Discretionary	9.6%
Real Estate	8.4%
Utilities	8.4%
Consumer Staples	7.8%
Health Care	3.0%
Communication Services	2.8%
Energy	1.5%
Investment Company	0.1%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Transmissora Alianca de Energia Eletrica S.A.	1.3%
African Rainbow Minerals Ltd.	1.2%
AVI Ltd.	0.9%
Tisco Financial Group PCL, NVDR	0.9%
Chicony Electronics Co., Ltd.	0.8%
Synnex Technology International Corp.	0.8%
BNK Financial Group, Inc.	0.8%
GS Engineering & Construction Corp.	0.7%
Tripod Technology Corp.	0.7%
Powertech Technology, Inc.	0.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets SmallCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying small-cap companies in the emerging markets region. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 60.63% at net asset value (“NAV”) for the fiscal year ended March 31, 2021 (for more complete performance information please see the table below). The fiscal year performance is measured beginning April 1, 2020, which roughly marks the start of the stock market recovery from the COVID-19 pandemic induced market sell-off that occurred prior to this date, and explains why absolute performance is exceptionally high for the fiscal year ended March 31, 2021. During the recovery, the weakening of the U.S. dollar positively impacted returns. Despite the unusually high positive absolute performance, all country and sector exposures in the Fund have contributed negatively since many small-cap companies in emerging markets have either suspended or cut their dividends during the fiscal year. This is also evidenced by negative dividend yield attribution by all five quintiles of dividend payers.

Shareholder Expense Example (for the six-month period ended March 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,249.00	0.63%	$3.53
Hypothetical (5% return before expenses)	$1,000.00	$1,021.79	0.63%	$3.18

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	60.63%	2.52%	10.09%	3.06%
Fund Market Price Returns	62.03%	2.38%	10.37%	3.12%
WisdomTree Emerging Markets SmallCap Dividend Index	63.02%	3.63%	11.17%	4.18%
MSCI Emerging Markets Small Cap Index	87.13%	5.19%	9.59%	3.33%
MSCI Emerging Markets Index	58.39%	6.48%	12.07%	3.65%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	9

Management’s Discussion of Funds’ Performance

as of March 31, 2021 (unaudited)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	23.5%
Health Care	17.0%
Industrials	14.0%
Materials	10.7%
Consumer Staples	10.5%
Consumer Discretionary	10.0%
Financials	4.8%
Communication Services	4.6%
Energy	2.1%
Utilities	1.9%
Real Estate	0.7%
Investment Company	0.0%	*
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	4.8%
Unilever PLC	4.5%
Rio Tinto Ltd.	4.4%
ASML Holding N.V.	4.0%
Novo Nordisk A/S, Class B	3.3%
Tokyo Electron Ltd.	3.3%
Roche Holding AG, Genusschein	3.2%
RELX PLC	3.2%
Canadian National Railway Co.	3.1%
Partners Group Holding AG	2.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-U.S. Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Quality Dividend Growth Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying companies with growth characteristics in developed and emerging equity markets, ex-U.S. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 48.25% at net asset value (“NAV”) for the fiscal year ended March 31, 2021 (for more complete performance information please see the table below). The Fund’s overweight position in the Consumer Discretionary sector contributed the most positively to performance. Additionally, the Fund’s position in the Financials sector contributed positively to overall returns, while the Fund’s position in the Consumer Staples sector detracted from overall returns. In terms of dividend yield quintiles, the Fund’s positions within the top quintile and those with zero dividend yield resulted in the greatest contribution to returns.

Shareholder Expense Example (for the six-month period ended March 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,174.00	0.58%	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	48.25%	11.92%	12.85%	5.88%
Fund Market Price Returns	49.94%	11.86%	13.15%	5.86%
WisdomTree Global ex-U.S. Quality Dividend Growth Index	49.52%	12.59%	13.65%	6.62%
MSCI AC World ex-USA Growth Index	49.36%	10.31%	12.03%	6.69%
MSCI AC World ex-USA Index	49.41%	6.51%	9.76%	4.93%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

10	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2021 (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

Sector Breakdown†

Sector	% of Net Assets
Real Estate	99.0%
Consumer Discretionary	0.4%
Financials	0.2%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Vonovia SE	5.1%
Sun Hung Kai Properties Ltd.	4.2%
Link REIT	3.3%
Daito Trust Construction Co., Ltd.	2.7%
China Resources Land Ltd.	2.6%
Daiwa House Industry Co., Ltd.	2.5%
Country Garden Holdings Co., Ltd.	2.2%
Goodman Group	1.9%
Mitsui Fudosan Co., Ltd.	1.9%
Longfor Group Holdings Ltd.	1.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-U.S. Real Estate Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Real Estate Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying companies in the Real Estate sector in developed and emerging equity markets, ex-U.S. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 23.92% at net asset value (“NAV”) for the fiscal year ended March 31, 2021 (for more complete performance information please see the table below). The Fund’s positions in the United Kingdom, Canada, and Australia positively contributed to performance, while positions in Hong Kong and Germany contributed the least to performance. The fiscal year performance is measured beginning April 1, 2020, which roughly marks the start of the stock market recovery from the COVID-19 pandemic induced market sell-off that occurred prior to this date, and explains why absolute performance is exceptionally high for the fiscal year ended March 31, 2021. However, the onset of the COVID-19 pandemic was a major headwind for global real estate, with impacts rippling across industries. For example, companies around the world did their best to have their employees work from home, driving down the need for office space, which became harder to rent. These vacancies drove down rental income, which is an important cash flow generator for the sector. Similarly, the slowdown in economic activity adversely impacted global production, which likely limited the need for storage and warehouse space.

Shareholder Expense Example (for the six-month period ended March 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,128.90	0.58%	$3.08
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	23.92%	-1.25%	5.09%	4.69%
Fund Market Price Returns	24.27%	-1.38%	5.09%	4.62%
WisdomTree International Real Estate/Global ex-U.S. Real Estate Spliced Index[1]	24.11%	-1.11%	5.32%	4.88%
Dow Jones Global ex-U.S. Select Real Estate Securities Index	32.99%	1.13%	2.30%	4.22%
MSCI AC World ex-USA Index	49.41%	6.51%	9.76%	4.93%
[1]	WisdomTree International Real Estate Index through June 17, 2011; WisdomTree Global ex-U.S. Real Estate Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	11

Management’s Discussion of Funds’ Performance

as of March 31, 2021 (unaudited)

WisdomTree Global High Dividend Fund (DEW)

Sector Breakdown†

Sector	% of Net Assets
Financials	26.6%
Communication Services	13.9%
Consumer Staples	10.8%
Utilities	8.4%
Health Care	7.5%
Materials	7.2%
Real Estate	7.1%
Information Technology	6.7%
Energy	5.6%
Industrials	3.9%
Consumer Discretionary	1.7%
Investment Company	0.1%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
AT&T, Inc.	5.4%
JPMorgan Chase & Co.	3.7%
Verizon Communications, Inc.	3.3%
Philip Morris International, Inc.	2.7%
Altria Group, Inc.	2.7%
Citigroup, Inc.	2.5%
Coca-Cola Co. (The)	2.4%
AbbVie, Inc.	2.0%
Pfizer, Inc.	1.8%
Cisco Systems, Inc.	1.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global High Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in high-dividend-yielding companies in the U.S. and in developed and emerging equity markets. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 42.38% at net asset value (“NAV”) for the fiscal year ended March 31, 2021 (for more complete performance information please see the table below). The Fund’s overweight positions in the Financials and Materials sectors contributed positively to performance, while the remaining sector positions detracted. The Fund’s positions in Switzerland and Australia contributed the most positively to performance, whereas its positions in the United Kingdom and the United States negatively impacted performance. The Fund’s focus on high dividend yield stocks served as a headwind during the fiscal year, as many high dividend yield companies underperformed lower dividend yield companies during the recovery from the COVID-19 pandemic.

Shareholder Expense Example (for the six-month period ended March 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,259.40	0.58%	$3.27
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	42.38%	4.58%	6.80%	4.64%
Fund Market Price Returns	43.26%	4.48%	6.84%	4.54%
WisdomTree Global High Dividend Index	41.80%	4.27%	6.60%	4.57%
MSCI AC World Index	54.60%	12.07%	13.21%	9.14%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

12	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2021 (unaudited)

WisdomTree Growth Leaders Fund (PLAT)

(formerly, WisdomTree Modern Tech Platforms Fund)

Sector Breakdown†

Sector	% of Net Assets
Communication Services	32.9%
Information Technology	28.6%
Consumer Discretionary	19.8%
Industrials	8.2%
Financials	7.7%
Real Estate	1.5%
Health Care	1.2%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Alphabet, Inc., Class A	9.3%
Microsoft Corp.	8.0%
Amazon.com, Inc.	7.0%
Facebook, Inc., Class A	6.8%
Visa, Inc., Class A	3.9%
PayPal Holdings, Inc.	3.1%
MasterCard, Inc., Class A	3.0%
Pinterest, Inc., Class A	2.8%
Appian Corp.	2.5%
Snap, Inc., Class A	2.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Growth Leaders Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Growth Leaders Index (the “Index”). In seeking to track the Index, the Fund invests in high growth mid- and large- cap companies that are generating substantial revenue from a modern platform business. Prior to August 1, 2020, Fund performance reflects the investment objective of the Fund when it was the WisdomTree Modern Tech Platforms Fund and tracked the price and yield performance, before fees and expenses, of the WisdomTree Modern Tech Platforms Index (the “Former Index”). In seeking to track the Former Index, the Fund invested in mid- and large- cap companies that are generating substantial revenue from a modern platform business. A modern platform business is a multi-sided business model focused on creating value by facilitating interactions between two or more interdependent groups through technology. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 90.18% at net asset value (“NAV”) for the fiscal year ended March 31, 2021 (for more complete performance information please see the table below). Platform-oriented companies benefited during the COVID-19 pandemic and subsequent recovery as the global economy pivoted to remote forms of entertainment, communication, and work. These changing trends and paradigm shifts inspired enthusiasm in platform-based businesses as investment opportunities, and the Fund benefited accordingly. The Fund’s positions in the Communication Services and Consumer Discretionary sectors contributed to performance the most, whereas its position in the Financials sector detracted. The Fund’s relative underweight in the United States, coupled with strong stock selection, added the most to performance, whereas its positions in platform companies based in Germany and the United Kingdom weighed negatively on performance.

Shareholder Expense Example (for the six-month period ended March 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,213.80	0.20%[1]	$1.10
Hypothetical (5% return before expenses)	$1,000.00	$1,023.93	0.20%[1]	$1.01
[1]	Prior to August 1, 2020, the Fund’s expense ratio was 0.45% per annum and, thereafter, was reduced to 0.20% per annum.

Performance

	Average Annual Total Return

	1 Year	Since Inception[1]
Fund NAV Returns	90.18%	36.89%
Fund Market Price Returns	91.47%	37.30%
WisdomTree Growth Leaders Index[2]	91.49%	37.58%
MSCI AC World Index	54.60%	18.59%
S&P 500® Index	56.35%	21.61%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 22, 2019.

[2]	Prior to August 1, 2020, the WisdomTree Growth Leaders Index was named the WisdomTree Modern Tech Platforms Index.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	13

Management’s Discussion of Funds’ Performance

as of March 31, 2021 (unaudited)

WisdomTree India Earnings Fund (EPI)

Sector Breakdown†

Sector	% of Net Assets
Financials	27.5%
Information Technology	17.8%
Materials	13.6%
Energy	10.5%
Utilities	8.8%
Industrials	7.3%
Consumer Discretionary	5.9%
Consumer Staples	4.6%
Health Care	4.2%
Communication Services	0.9%
Real Estate	0.4%
Investment Company	0.0%	*
Other Assets less Liabilities‡	-1.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Housing Development Finance Corp., Ltd.	8.4%
Infosys Ltd.	7.4%
Reliance Industries Ltd.	5.7%
Tata Consultancy Services Ltd.	4.0%
ICICI Bank Ltd.	3.1%
Larsen & Toubro Ltd.	2.4%
HCL Technologies Ltd.	2.2%
Power Grid Corp. of India Ltd.	2.0%
State Bank of India	2.0%
NTPC Ltd.	2.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree India Earnings Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree India Earnings Index (the “Index”). In seeking to track the Index, the Fund invests in profitable companies in the Indian equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 95.10% at net asset value (“NAV”) for the fiscal year ended March 31, 2021. The fiscal year performance is measured beginning April 1, 2020, which roughly marks the start of the stock market recovery from the COVID-19 pandemic induced market sell-off that occurred prior to this date, and explains why absolute performance is exceptionally high for the fiscal year ended March 31, 2021. During the recovery, the Fund benefited the most from its positions in the Financials and Consumer Staples sectors, which were both a result of allocation and stock selection. The only significant sector detractor was within Consumer Discretionary, primarily due to stock selection. In terms of price-to-earnings (“P/E”) quintiles, since earnings are a core component of the Fund’s investment strategy, all quintiles were additive for performance, led by the two highest P/E quintiles. Despite its population size and density, India generally was not as badly affected by the COVID-19 pandemic in 2020 as many other areas of the world were. Its economy was supported early during the pandemic by expansionary monetary and fiscal policies, and it never went into a full lockdown like many other areas of the world. This quelled some of the adverse economic impacts of the virus and helped its cyclical sectors (such as Financials) remain on better footing as it navigated the pandemic.

Shareholder Expense Example (for the six-month period ended March 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,342.80	0.83%	$4.85
Hypothetical (5% return before expenses)	$1,000.00	$1,020.79	0.83%	$4.18

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	95.10%	7.66%	11.18%	3.37%
Fund Market Price Returns	97.40%	7.57%	11.31%	3.51%
WisdomTree India Earnings Index	101.47%	8.90%	12.65%	4.72%
MSCI India Index	76.35%	9.19%	11.18%	4.45%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

14	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2021 (unaudited)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

Sector Breakdown†

Sector	% of Net Assets
Financials	29.4%
Information Technology	13.8%
Materials	13.6%
Consumer Discretionary	11.3%
Consumer Staples	10.7%
Energy	8.0%
Health Care	7.7%
Communication Services	4.2%
Industrials	2.5%
Real Estate	0.9%
Utilities	0.7%
Other Assets less Liabilities‡	-2.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Infosys Ltd.	9.2%
Housing Development Finance Corp., Ltd.	8.1%
Reliance Industries Ltd.	8.0%
ICICI Bank Ltd.	5.3%
Hindustan Unilever Ltd.	4.3%
Kotak Mahindra Bank Ltd.	3.7%
Axis Bank Ltd.	2.9%
Bajaj Finance Ltd.	2.7%
Bharti Airtel Ltd.	2.6%
Asian Paints Ltd.	2.3%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree India ex-State-Owned Enterprises Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree India ex-State-Owned Enterprises Index (the “Index”). In seeking to track the Index, the Fund invests in Indian companies that are not state-owned, which is defined as government ownership greater than 20%. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 72.25% at net asset value (“NAV”) for the fiscal year ended March 31, 2021 (for more complete performance information please see the table below). The Fund’s overweight positions in the Financials and Information Technology sectors, and underweight position in the Energy sector added the most to performance, while its position in the Real Estate sector contributed most negatively to performance. A key driver of positive performance and attribution was excluding state-owned-enterprises. Despite its population size and density, India generally was not as badly affected by the COVID-19 pandemic in 2020 as many other areas of the world were. Its economy was supported early during the pandemic by expansionary monetary and fiscal policies, and it never went into a full lockdown like many other areas of the world. This quelled some of the adverse economic impacts of the virus and helped its cyclical sectors (such as Financials) remain on better footing as it navigated the pandemic.

Shareholder Expense Example (for the six-month period ended March 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,249.90	0.58%	$3.25
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92

Performance

	Average Annual Total Return

	1 Year	Since Inception[1]
Fund NAV Returns	72.25%	11.01%
Fund Market Price Returns	73.74%	10.80%
WisdomTree India ex-State-Owned Enterprises Index	84.16%	15.24%
MSCI India Index	76.35%	10.40%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on April 4, 2019.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	15

Description of Terms and Indexes (unaudited)

Below are descriptions of certain terms and of each Index referenced in this report:

Correlation is a statistical measure of how two sets of returns move in relation to each other. Correlation coefficients range from -1 to 1. A correlation of 1 means the two subjects of analysis move in lockstep with each other. A correlation of -1 means the two subjects of analysis have moved in exactly the opposite direction.

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is a float-adjusted market capitalization weighted index that defines and measures the investable universe of publicly traded real estate securities in countries outside the U.S.

Factors generally are attributes that are based on its fundamentals or share price behavior.

The FTSE China 50 Index is a capitalization weighted index that is comprised of the 50 largest and most liquid Chinese securities.

Gross Domestic Product (GDP) is the total monetary or market value of all the finished goods and services produced within a country’s borders in a specific time period. As a broad measure of overall domestic production, it functions as a comprehensive scorecard of a country’s economic health.

Growth is generally characterized by higher price levels relative to fundamentals, such as dividends or earnings. Price levels are higher because investors are willing to pay more due to their expectations of future improvements in these fundamentals.

Modern platform business/company is a multi-sided business model focused on creating value by facilitating interactions between two or more interdependent groups through technology.

Momentum is generally characterized by assets with recent price increase trends over time. This term is also associated with the momentum factor which associates these stock characteristics with excess return vs. the market over time.

The MSCI AC World ex-USA Growth Index is comprised of growth stocks in the developed and emerging markets covered by MSCI, excluding the U.S.

The MSCI AC World ex-USA Index is a free float-adjusted market capitalization-weighted index designed to measure the combined equity market performance of developed and emerging markets countries, excluding the U.S.

The MSCI AC World Index is comprised of the world stock market indexes covered by MSCI.

The MSCI China Index is a free float-adjusted market capitalization weighted index designed to measure the performance of the Chinese equity market.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging markets equity performance.

The MSCI Emerging Markets Small Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of small capitalization equities in the emerging markets.

The MSCI India Index is a free float-adjusted market capitalization index that is designed to measure the performance of the Indian equity market.

Price-to-Earnings refers to a company’s share price divided by its earnings per share. Lower numbers indicate an ability to access greater amounts of earnings per dollar invested. A higher number indicates that a company’s stock may be over-valued.

Quintiles refers to separating a universe of companies into five groups of equal size on the basis of dividend yield, price-to-earnings, or return-on-equity, as applicable.

Quality is generally characterized by higher efficiency and profitability. Typical measures include earnings, return-on-equity, return on assets, operating profitability as well as others. This term is also related to the quality factor, which associates these stock characteristics with excess returns vs. the market over time.

16	WisdomTree Trust

Description of Terms and Indexes (unaudited) (continued)

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by the Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The WisdomTree China Dividend ex-Financials Index is comprised of Chinese dividend paying stocks outside the Financials sector.

The WisdomTree China ex-State-Owned Enterprises Index measures the performance of Chinese stocks that are not state-owned enterprises. WisdomTree Investments, Inc., as index provider, defines state-owned enterprises as companies with over 20% government ownership.

The WisdomTree Emerging Markets ex-State-Owned Enterprises Index is a modified market capitalization weighted index that consists of common stocks in emerging markets, excluding common stocks of “state-owned enterprises.” WisdomTree Investments, Inc., as index provider, defines state-owned enterprises as companies with over 20% government ownership.

The WisdomTree Emerging Markets High Dividend Index is comprised of the highest dividend-yielding stocks selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Emerging Markets SmallCap Dividend Index is comprised of primarily small-capitalization stocks selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Global ex-U.S. Quality Dividend Growth Index is comprised of growth companies selected from developed and emerging markets outside the U.S.

The WisdomTree Global ex-U.S. Real Estate Index is comprised of companies in developed and emerging markets outside of Canada and the U.S., which WisdomTree classifies as being Global Real Estate securities.

The WisdomTree Global High Dividend Index is comprised of high dividend-paying companies selected from the WisdomTree Global Dividend Index.

The WisdomTree Growth Leaders Index is a modified market capitalization-weighted index that is designed to provide exposure to mid and large-cap companies that are leveraging platform-based business models with high revenue growth.

The WisdomTree India Earnings Index is a fundamentally weighted index that is comprised of companies incorporated and traded in India that are profitable and that are eligible to be purchased by foreign investors as of the index measurement date.

The WisdomTree India ex-State-Owned Enterprises Index measures the performance of Indian stocks that are not state-owned enterprises. State-owned enterprises are defined as government ownership of more than 20% of outstanding shares of companies.

The WisdomTree International Real Estate Index is comprised of companies in developed markets outside of the U.S. and Canada that pay regular cash dividends and that WisdomTree Investments classifies as being part of the International Real Estate sector.

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making

WisdomTree Trust	17

Description of Terms and Indexes (unaudited) (concluded)

or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

* * * * * *

Abbreviations used in the schedules of investments and related tables included in this report are as follows:

CURRENCY ABBREVIATIONS:
AUD	Australian dollar	HKD	Hong Kong dollar	SEK	Swedish krona
BRL	Brazilian real	HUF	Hungary forint	THB	Thai baht
CAD	Canadian dollar	KRW	South Korean won	TRY	Turkish new lira
CHF	Swiss franc	PHP	Philippine peso	USD	U.S. dollar
CNY	Chinese yuan	PLN	Polish zloty	ZAR	South African rand

OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen (Certificate of Stock)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
RSP	Risparmio Italian Savings Shares

18	WisdomTree Trust

Schedule of Investments

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

March 31, 2021

Investments	Shares	Value

COMMON STOCKS – 100.2%

China – 100.2%

Air Freight & Logistics – 1.5%

SF Holding Co., Ltd., Class A	333,700	$4,124,542

ZTO Express Cayman, Inc. ADR	318,996	9,298,733

Total Air Freight & Logistics		13,423,275

Auto Components – 0.6%

Fuyao Glass Industry Group Co., Ltd., Class A	393,767	2,768,083

Fuyao Glass Industry Group Co., Ltd., Class H(a)	175,200	1,042,260

Minth Group Ltd.	236,000	983,530

Tianneng Power International Ltd.(b)	268,000	506,047

Total Auto Components		5,299,920

Automobiles – 4.0%

BYD Co., Ltd., Class A	184,488	4,630,072

BYD Co., Ltd., Class H	267,500	5,673,810

Geely Automobile Holdings Ltd.	2,195,000	5,584,588

Great Wall Motor Co., Ltd., Class H	1,101,500	3,053,248

NIO, Inc. ADR*	436,115	16,999,763

Yadea Group Holdings Ltd.(a)	240,000	532,822

Total Automobiles		36,474,303

Banks – 1.7%

China Minsheng Banking Corp., Ltd., Class A	8,981,436	6,919,336

China Minsheng Banking Corp., Ltd., Class H	1,782,100	1,033,806

Ping An Bank Co., Ltd., Class A	2,152,100	7,226,197

Total Banks		15,179,339

Biotechnology – 2.5%

BeiGene Ltd.*(b)	231,600	5,993,725

China Biologic Products Holdings, Inc.*(b)	7,929	938,873

Chongqing Zhifei Biological Products Co., Ltd., Class A	136,500	3,591,897

Hualan Biological Engineering, Inc., Class A	271,025	1,643,515

Innovent Biologics, Inc.*(a)	356,000	3,610,622

Shenzhen Kangtai Biological Products Co., Ltd., Class A	26,000	543,323

Walvax Biotechnology Co., Ltd., Class A	364,900	2,515,611

Zai Lab Ltd. ADR*	32,574	4,346,349

Total Biotechnology		23,183,915

Building Products – 0.5%

China Lesso Group Holdings Ltd.	524,000	1,126,932

Xinyi Glass Holdings Ltd.	1,160,000	3,789,850

Total Building Products		4,916,782

Capital Markets – 1.0%

East Money Information Co., Ltd., Class A	1,624,262	6,754,749

Futu Holdings Ltd. ADR*(b)	17,574	2,791,103

Total Capital Markets		9,545,852

Commercial Services & Supplies – 1.0%

A-Living Smart City Services Co., Ltd., Class H(a)(b)	258,000	1,144,904

Country Garden Services Holdings Co., Ltd.	684,000	6,932,863

Greentown Service Group Co., Ltd.(b)	1,002,000	1,523,406

Total Commercial Services & Supplies		9,601,173

Communications Equipment – 0.3%

BYD Electronic International Co., Ltd.(b)	295,000	1,722,694

Shenzhen Sunway Communication Co., Ltd., Class A	138,200	598,551

Total Communications Equipment		2,321,245

Construction & Engineering – 0.4%

China Conch Venture Holdings Ltd.	829,363	3,899,082

Construction Materials – 0.3%

Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	342,300	2,671,559

Diversified Consumer Services – 1.9%

Fu Shou Yuan International Group Ltd.	628,000	643,796

Koolearn Technology Holding Ltd.*(a)(b)	212,000	482,658

New Oriental Education & Technology Group, Inc. ADR*	554,241	7,759,374

TAL Education Group ADR*	161,972	8,722,192

Total Diversified Consumer Services		17,608,020

Electrical Equipment – 1.8%

Contemporary Amperex Technology Co., Ltd., Class A	261,359	12,845,466

Eve Energy Co., Ltd., Class A	285,900	3,277,709

Total Electrical Equipment		16,123,175

Electronic Equipment, Instruments & Components – 2.2%

GoerTek, Inc., Class A	630,700	2,612,282

Kingboard Holdings Ltd.	325,000	1,755,751

Lens Technology Co., Ltd., Class A	216,900	864,622

Luxshare Precision Industry Co., Ltd., Class A	1,093,276	5,642,338

Sunny Optical Technology Group Co., Ltd.	328,300	7,482,814

Wingtech Technology Co., Ltd., Class A	136,500	2,040,732

Total Electronic Equipment, Instruments & Components		20,398,539

Energy Equipment & Services – 0.0%

China Common Rich Renewable Energy Investments Ltd.*†(b)	502,000	0

Entertainment – 4.3%

Alibaba Pictures Group Ltd.*(b)	8,370,000	1,087,370

Bilibili, Inc. ADR*	74,476	7,973,401

DouYu International Holdings Ltd. ADR*	52,825	549,908

HUYA, Inc. ADR*(b)	45,473	885,814

iQIYI, Inc. ADR*(b)	155,449	2,583,562

NetEase, Inc. ADR	203,989	21,063,904

Tencent Music Entertainment Group ADR*	216,419	4,434,425

Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	206,500	691,799

Total Entertainment		39,270,183

Food & Staples Retailing – 0.1%

Sun Art Retail Group Ltd.(b)	1,108,500	906,824

Food Products – 4.9%

China Feihe Ltd.(a)	1,289,000	3,647,589

Dali Foods Group Co., Ltd.(a)	513,500	291,940

Foshan Haitian Flavouring & Food Co., Ltd., Class A	233,655	5,696,120

See Notes to Financial Statements.

WisdomTree Trust	19

Schedule of Investments (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

March 31, 2021

Investments	Shares	Value

Guangdong Haid Group Co., Ltd., Class A	175,203	$2,084,795

Henan Shuanghui Investment & Development Co., Ltd., Class A	236,300	1,478,001

Inner Mongolia Yili Industrial Group Co., Ltd., Class A	1,297,500	7,923,558

Muyuan Foods Co., Ltd., Class A	357,910	5,461,745

New Hope Liuhe Co., Ltd., Class A	522,500	1,594,203

Tingyi Cayman Islands Holding Corp.	1,014,000	1,862,501

Tongwei Co., Ltd., Class A	555,858	2,776,322

Uni-President China Holdings Ltd.	647,000	787,274

Want Want China Holdings Ltd.	3,384,000	2,537,635

Wens Foodstuffs Group Co., Ltd., Class A	1,330,200	3,433,560

WH Group Ltd.(a)	4,568,500	3,702,069

Yihai International Holding Ltd.*(b)	185,000	1,915,570

Total Food Products		45,192,882

Gas Utilities – 0.7%

ENN Energy Holdings Ltd.	387,500	6,215,391

Health Care Equipment & Supplies – 1.3%

AK Medical Holdings Ltd.(a)(b)	212,000	269,961

Microport Scientific Corp.(b)	264,000	1,485,636

Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,068,000	2,107,303

Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	109,774	6,683,738

Venus MedTech Hangzhou, Inc., Class H*(a)	114,500	928,583

Total Health Care Equipment & Supplies		11,475,221

Health Care Providers & Services – 1.5%

Aier Eye Hospital Group Co., Ltd., Class A	446,742	4,038,057

China Evergrande New Energy Vehicle Group Ltd.*(b)	962,500	7,155,812

Jinxin Fertility Group Ltd.(a)	420,000	903,266

Topchoice Medical Corp., Class A*	50,400	1,926,041

Total Health Care Providers & Services		14,023,176

Health Care Technology – 0.2%

Ping An Healthcare and Technology Co., Ltd.*(a)(b)	162,000	2,031,655

Hotels, Restaurants & Leisure – 1.9%

Haidilao International Holding Ltd.(a)(b)	390,000	2,666,234

Huazhu Group Ltd. ADR*(b)	60,350	3,313,215

Jiumaojiu International Holdings Ltd.*(a)(b)	145,000	580,041

MGM China Holdings Ltd.(b)	240,800	427,431

Yum China Holdings, Inc.	174,388	10,325,513

Total Hotels, Restaurants & Leisure		17,312,434

Household Durables – 1.9%

Gree Electric Appliances, Inc. of Zhuhai, Class A	943,700	9,026,696

Haier Smart Home Co., Ltd., Class A	863,600	4,107,864

TCL Technology Group Corp., Class A	2,726,600	3,885,041

Total Household Durables		17,019,601

Industrial Conglomerates – 0.2%

Fosun International Ltd.	1,180,000	1,651,358

Insurance – 6.8%

Ping An Insurance Group Co. of China Ltd., Class A	2,326,594	27,933,325

Ping An Insurance Group Co. of China Ltd., Class H	2,726,000	32,451,338

ZhongAn Online P&C Insurance Co., Ltd., Class H*(a)(b)	235,600	1,421,276

Total Insurance		61,805,939

Interactive Media & Services – 16.4%

Autohome, Inc. ADR(b)	28,261	2,635,903

Baidu, Inc. ADR*	126,329	27,482,874

JOYY, Inc. ADR	28,722	2,692,113

Tencent Holdings Ltd.	1,472,700	115,551,197

Weibo Corp. ADR*(b)	27,450	1,385,127

Total Interactive Media & Services		149,747,214

Internet & Direct Marketing Retail – 20.0%

Alibaba Group Holding Ltd.*	2,455,300	69,479,642

Baozun, Inc. ADR*(b)	18,598	709,328

JD.com, Inc. ADR*	362,935	30,606,308

Meituan, Class B*(a)	1,342,300	51,485,810

Pinduoduo, Inc. ADR*	132,894	17,791,849

Tongcheng-Elong Holdings Ltd.*(b)	432,800	976,444

Trip.com Group Ltd. ADR*	197,709	7,835,208

Vipshop Holdings Ltd. ADR*	146,089	4,362,217

Total Internet & Direct Marketing Retail		183,246,806

IT Services – 0.6%

Chinasoft International Ltd.*	1,018,000	1,094,673

GDS Holdings Ltd. ADR*	54,675	4,433,596

Total IT Services		5,528,269

Life Sciences Tools & Services – 3.5%

Genscript Biotech Corp.*	494,000	869,247

Hangzhou Tigermed Consulting Co., Ltd., Class A	116,167	2,660,233

Pharmaron Beijing Co., Ltd., Class H(a)	56,600	1,069,470

WuXi AppTec Co., Ltd., Class A	274,540	5,871,931

WuXi AppTec Co., Ltd., Class H(a)	176,080	3,462,963

Wuxi Biologics Cayman, Inc.*(a)	1,454,500	18,212,938

Total Life Sciences Tools & Services		32,146,782

Machinery – 1.3%

Haitian International Holdings Ltd.	184,000	733,685

Sany Heavy Industry Co., Ltd., Class A	1,484,848	7,735,707

Shenzhen Inovance Technology Co., Ltd., Class A	284,100	3,706,086

Total Machinery		12,175,478

Marine – 0.2%

SITC International Holdings Co., Ltd.	595,000	2,016,638

Media – 0.6%

China Literature Ltd.*(a)(b)	162,800	1,611,363

Focus Media Information Technology Co., Ltd., Class A	2,454,024	3,474,194

Total Media		5,085,557

See Notes to Financial Statements.

20	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

March 31, 2021

Investments	Shares	Value

Metals & Mining – 0.1%

China Hongqiao Group Ltd.	808,500	$1,079,463

Oil, Gas & Consumable Fuels – 0.1%

United Energy Group Ltd.*(b)	3,550,000	684,936

Paper & Forest Products – 0.2%

Nine Dragons Paper Holdings Ltd.	1,010,000	1,478,407

Personal Products – 0.2%

Hengan International Group Co., Ltd.	317,500	2,086,868

Pharmaceuticals – 3.2%

China Medical System Holdings Ltd.	640,000	1,266,096

CSPC Pharmaceutical Group Ltd.	4,399,520	5,319,410

Hansoh Pharmaceutical Group Co., Ltd.*(a)	466,000	2,232,763

Jiangsu Hengrui Medicine Co., Ltd., Class A	860,057	12,082,784

Luye Pharma Group Ltd.(a)(b)	896,607	573,177

Shanghai Fosun Pharmaceutical Group Co., Ltd., Class A	262,904	1,595,873

Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H(b)	231,500	987,109

Sino Biopharmaceutical Ltd.	5,585,250	5,589,237

Total Pharmaceuticals		29,646,449

Professional Services – 0.1%

51job, Inc. ADR*	14,659	917,653

Real Estate Management & Development – 4.0%

Agile Group Holdings Ltd.	900,000	1,474,831

China Aoyuan Group Ltd.	588,000	631,530

China Evergrande Group(b)	1,136,000	2,162,571

CIFI Holdings Group Co., Ltd.	2,134,000	2,069,646

Country Garden Holdings Co., Ltd.(b)	3,476,136	4,462,288

Gemdale Corp., Class A	1,158,400	2,122,408

Guangzhou R&F Properties Co., Ltd., Class H(b)	1,875,600	2,475,243

Hopson Development Holdings Ltd.	214,000	770,730

Kaisa Group Holdings Ltd.*(b)	1,068,000	527,513

KWG Group Holdings Ltd.	624,000	1,067,497

KWG Living Group Holdings Ltd.*	425,000	431,863

Logan Group Co., Ltd.	517,000	871,149

Longfor Group Holdings Ltd.(a)	820,000	5,431,896

Powerlong Real Estate Holdings Ltd.	635,000	632,186

Seazen Group Ltd.*	1,056,000	1,297,172

Shimao Group Holdings Ltd.	611,500	1,923,117

Sunac China Holdings Ltd.	1,229,000	5,272,032

Sunac Services Holdings Ltd.*(a)	368,819	1,162,277

Times China Holdings Ltd.	502,000	690,904

Zhenro Properties Group Ltd.(b)	1,111,600	787,826

Total Real Estate Management & Development		36,264,679

Semiconductors & Semiconductor Equipment – 1.7%

Daqo New Energy Corp. ADR*(b)	14,052	1,060,926

Gigadevice Semiconductor Beijing, Inc., Class A	93,080	2,426,470

JinkoSolar Holding Co., Ltd. ADR*(b)	12,299	512,745

LONGi Green Energy Technology Co., Ltd., Class A	650,352	8,730,889

Xinyi Solar Holdings Ltd.	2,001,588	3,290,303

Total Semiconductors & Semiconductor Equipment		16,021,333

Software – 1.8%

Glodon Co., Ltd., Class A	231,475	2,344,413

Hundsun Technologies, Inc., Class A	238,063	3,050,693

Kingdee International Software Group Co., Ltd.*(b)	1,080,000	3,347,889

Kingsoft Corp., Ltd.(b)	468,000	3,106,175

Weimob, Inc.*(a)(b)	691,000	1,544,750

Yonyou Network Technology Co., Ltd., Class A	515,413	2,807,841

Total Software		16,201,761

Specialty Retail – 0.6%

China Meidong Auto Holdings Ltd.	176,000	816,109

China Yongda Automobiles Services Holdings Ltd.	577,500	1,054,802

GOME Retail Holdings Ltd.*(b)	4,543,000	841,464

Topsports International Holdings Ltd.(a)	548,000	816,243

Zhongsheng Group Holdings Ltd.(b)	269,100	1,896,813

Total Specialty Retail		5,425,431

Textiles, Apparel & Luxury Goods – 2.1%

ANTA Sports Products Ltd.	411,000	6,703,343

Li Ning Co., Ltd.	851,500	5,531,034

Shenzhou International Group Holdings Ltd.	326,900	6,773,931

Total Textiles, Apparel & Luxury Goods		19,008,308
TOTAL COMMON STOCKS (Cost: $808,814,587)		916,312,875

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.2%

United States – 2.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c)
(Cost: $20,433,389)	20,433,389	20,433,389

TOTAL INVESTMENTS IN SECURITIES – 102.4% (Cost: $829,247,976)		936,746,264

Other Assets less Liabilities – (2.4)%		(22,053,942)

NET ASSETS – 100.0%		$914,692,322
*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at March 31, 2021 (See Note 2). At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $49,348,565. The Fund also had securities on loan having a total market value of $2,574,450 that were sold and pending settlement. The total market value of the collateral held by the Fund was $54,694,242. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $34,260,853.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2021.

See Notes to Financial Statements.

WisdomTree Trust	21

Schedule of Investments (concluded)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

March 31, 2021

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	4/1/2021	299,522	CNY	45,575	USD	$118	$—
Bank of America N.A.	4/1/2021	17,465,295	CNY	2,663,460	USD	964	—
Bank of America N.A.	4/1/2021	60,002,911	HKD	7,718,442	USD	—	(480)
Bank of America N.A.	4/7/2021	46,375,727	HKD	5,965,317	USD	—	(171)
HSBC Holdings PLC	4/1/2021	5,952,323	CNY	907,228	USD	830	—
UBS AG	4/1/2021	20,661,000	CNY	3,149,234	USD	2,711	—
						$4,623	$(651)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Energy Equipment & Services	$—	$—	$0	*	$0
Other	916,312,875	—	—		916,312,875
Investment of Cash Collateral for Securities Loaned	—	20,433,389	—		20,433,389
Total Investments in Securities	$916,312,875	$20,433,389	$0		$936,746,264
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$4,623	$—		$4,623
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(651)	$—		$(651)
Total – Net	$916,312,875	$20,437,361	$0		$936,750,236
*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

22	WisdomTree Trust

Schedule of Investments

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

March 31, 2021

Investments	Shares	Value

COMMON STOCKS – 100.0%

Australia – 0.2%

Lynas Rare Earths Ltd.*(a)	1,776,385	$8,347,909

Brazil – 3.4%

Ambev S.A.	4,345,541	11,774,468

Atacadao S.A.	587,100	2,415,818

B3 S.A. – Brasil Bolsa Balcao	2,537,856	24,564,539

Banco Inter S.A. UNIT	150,748	4,186,376

BR Malls Participacoes S.A.*	1,914,045	3,432,595

BRF S.A.*	1,031,558	4,610,295

CCR S.A.	1,179,757	2,701,127

Cia Brasileira de Distribuicao	182,647	1,073,937

Cia de Locacao das Americas	266,738	1,171,322

Cia Siderurgica Nacional S.A.	866,083	5,816,861

Cosan S.A.	235,790	3,819,940

Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	74,742	326,491

Eneva S.A.*	1,730,530	5,121,363

Hapvida Participacoes e Investimentos S.A.(b)	598,451	1,578,053

Hypera S.A.	73,458	416,952

IRB Brasil Resseguros S.A.	1,084,127	1,177,689

Localiza Rent a Car S.A.	652,380	6,905,309

Lojas Americanas S.A.	915,867	3,375,870

Lojas Renner S.A.	821,792	6,202,396

Magazine Luiza S.A.	2,814,571	10,095,147

Natura & Co. Holding S.A.*	895,761	7,641,668

Notre Dame Intermedica Participacoes S.A.	499,526	7,329,568

Petrobras Distribuidora S.A.	796,497	3,116,543

Qualicorp Consultoria e Corretora de Seguros S.A.	398,917	2,145,513

Raia Drogasil S.A.	1,417,604	6,295,438

Rumo S.A.*	1,232,859	4,424,135

Sendas Distribuidora S.A.*	182,647	2,389,980

Sul America S.A.	363,056	2,198,409

Suzano S.A.*	544,902	6,619,357

TOTVS S.A.	409,300	2,098,361

Ultrapar Participacoes S.A.	840,520	3,159,211

WEG S.A.	956,128	12,633,157

YDUQS Participacoes S.A.	288,408	1,365,121

Total Brazil		162,183,009

Chile – 0.5%

Banco de Chile	50,569,538	5,978,384

Banco Santander Chile	83,258,150	5,215,224

Cencosud S.A.	504,732	1,082,040

Empresas CMPC S.A.	592,397	1,907,314

Empresas COPEC S.A.	226,822	2,809,385

Enel Americas S.A.	10,819,971	1,808,851

Enel Chile S.A.*	67,160,698	5,242,722

Falabella S.A.	273,857	1,247,300

Total Chile		25,291,220

China – 36.4%

51job, Inc. ADR*	24,285	1,520,241

A-Living Smart City Services Co., Ltd., Class H(b)	290,250	1,288,017

AAC Technologies Holdings, Inc.(a)	532,500	$2,681,524

Aier Eye Hospital Group Co., Ltd., Class A	393,100	3,553,192

AK Medical Holdings Ltd.(a)(b)	140,000	178,276

Alibaba Group Holding Ltd.*	10,987,932	310,934,541

Alibaba Pictures Group Ltd.*	21,840,000	2,837,294

ANTA Sports Products Ltd.	1,091,000	17,794,030

Autohome, Inc. ADR	143,919	13,423,325

Baidu, Inc. ADR*	221,361	48,157,086

BeiGene Ltd.*	365,400	9,456,422

Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	136,167	1,062,747

Bilibili, Inc. ADR*	110,776	11,859,679

BYD Co., Ltd., Class A	69,500	1,744,233

BYD Co., Ltd., Class H	610,000	12,938,407

BYD Electronic International Co., Ltd.(a)	437,000	2,551,923

China Common Rich Renewable Energy Investments Ltd.*†	102,000	0

China Conch Venture Holdings Ltd.	1,786,900	8,400,748

China Evergrande Group(a)	2,039,000	3,881,586

China Evergrande New Energy Vehicle Group Ltd.*(a)	1,307,500	9,720,752

China Feihe Ltd.(b)	2,091,000	5,917,075

China Lesso Group Holdings Ltd.	1,079,000	2,320,535

China Literature Ltd.*(a)(b)	216,800	2,145,844

China Medical System Holdings Ltd.	1,316,000	2,603,410

China Meidong Auto Holdings Ltd.	268,000	1,242,712

China Minsheng Banking Corp., Ltd., Class A	10,381,879	7,998,244

China Minsheng Banking Corp., Ltd., Class H	5,702,000	3,307,761

China Yongda Automobiles Services Holdings Ltd.	1,063,500	1,942,478

Chongqing Zhifei Biological Products Co., Ltd., Class A	103,000	2,710,369

Contemporary Amperex Technology Co., Ltd., Class A	364,117	17,895,892

Country Garden Holdings Co., Ltd.	10,110,935	12,979,327

Country Garden Services Holdings Co., Ltd.	1,152,000	11,676,402

CSPC Pharmaceutical Group Ltd.	8,797,920	10,637,466

Daqo New Energy Corp. ADR*(a)	17,725	1,338,238

DouYu International Holdings Ltd. ADR*	42,211	439,417

East Money Information Co., Ltd., Class A	2,088,682	8,686,113

ENN Energy Holdings Ltd.	715,600	11,478,024

Eve Energy Co., Ltd., Class A	147,000	1,685,286

Focus Media Information Technology Co., Ltd., Class A	3,527,300	4,993,645

Foshan Haitian Flavouring & Food Co., Ltd., Class A	257,410	6,275,228

Futu Holdings Ltd. ADR*	18,134	2,880,042

Fuyao Glass Industry Group Co., Ltd., Class A	216,682	1,523,220

GDS Holdings Ltd. ADR*	69,994	5,675,813

Geely Automobile Holdings Ltd.	3,673,000	9,344,962

Genscript Biotech Corp.*	456,000	802,382

GoerTek, Inc., Class A	850,690	3,523,453

GOME Retail Holdings Ltd.*(a)	7,263,000	1,345,268

Great Wall Motor Co., Ltd., Class H	2,438,500	6,759,279

Gree Electric Appliances, Inc. of Zhuhai, Class A	671,200	6,420,174

See Notes to Financial Statements.

WisdomTree Trust	23

Schedule of Investments (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

March 31, 2021

Investments	Shares	Value

Greentown Service Group Co., Ltd.	1,818,000	$2,764,023

Guangzhou R&F Properties Co., Ltd., Class H	5,621,600	7,418,868

Haidilao International Holding Ltd.(a)(b)	1,377,000	9,413,856

Hangzhou Tigermed Consulting Co., Ltd., Class A	136,400	3,123,570

Hansoh Pharmaceutical Group Co., Ltd.*(b)	606,000	2,903,549

Henan Shuanghui Investment & Development Co., Ltd., Class A	278,800	1,743,829

Hengan International Group Co., Ltd.	607,500	3,992,983

Hualan Biological Engineering, Inc., Class A	417,446	2,531,423

Huazhu Group Ltd. ADR*(a)	103,665	5,691,208

Hundsun Technologies, Inc., Class A	211,480	2,710,041

HUYA, Inc. ADR*(a)	77,548	1,510,635

Inner Mongolia Yili Industrial Group Co., Ltd., Class A	1,852,100	11,310,383

Innovent Biologics, Inc.*(b)	633,500	6,425,082

JD.com, Inc. ADR*	712,770	60,107,894

Jiangsu Hengrui Medicine Co., Ltd., Class A	1,162,178	16,327,227

JinkoSolar Holding Co., Ltd. ADR*(a)	13,048	543,971

Jinxin Fertility Group Ltd.(a)(b)	692,000	1,488,239

JOYY, Inc. ADR	42,047	3,941,065

Kingboard Holdings Ltd.	690,000	3,727,595

Kingdee International Software Group Co., Ltd.*	2,386,000	7,396,356

Kingsoft Corp., Ltd.	1,097,000	7,280,927

Koolearn Technology Holding Ltd.*(a)(b)	110,500	251,574

Lens Technology Co., Ltd., Class A	113,800	453,638

Li Ning Co., Ltd.	1,787,000	11,607,702

Longfor Group Holdings Ltd.(b)	1,991,500	13,192,219

LONGi Green Energy Technology Co., Ltd., Class A	590,700	7,930,069

Meituan, Class B*(b)	2,363,200	90,643,871

Microport Scientific Corp.(a)	301,000	1,693,850

Minth Group Ltd.	328,000	1,366,939

Momo, Inc. ADR	116,779	1,721,322

Muyuan Foods Co., Ltd., Class A	432,840	6,605,185

NetEase, Inc. ADR	323,686	33,423,816

New Oriental Education & Technology Group, Inc. ADR*	1,028,567	14,399,938

NIO, Inc. ADR*	797,835	31,099,608

Pinduoduo, Inc. ADR*	232,571	31,136,605

Ping An Bank Co., Ltd., Class A	2,824,826	9,485,037

Ping An Healthcare and Technology Co., Ltd.*(a)(b)	258,900	3,246,886

Ping An Insurance Group Co. of China Ltd., Class A	2,100,600	25,220,018

Ping An Insurance Group Co. of China Ltd., Class H	4,511,000	53,700,654

Sany Heavy Industry Co., Ltd., Class A	2,324,436	12,109,762

SF Holding Co., Ltd., Class A	357,654	4,420,614

Shandong Weigao Group Medical Polymer Co., Ltd., Class H	3,900,000	7,695,207

Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	733,000	3,125,488

Shenzhen Inovance Technology Co., Ltd., Class A	182,800	2,384,627

Shenzhen Kangtai Biological Products Co., Ltd., Class A	82,300	1,719,825

Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	98,900	6,021,660

Shenzhou International Group Holdings Ltd.	709,700	14,706,207

Shimao Group Holdings Ltd.	1,798,500	5,656,133

Sino Biopharmaceutical Ltd.	9,312,000	9,318,648

Sun Art Retail Group Ltd.	1,752,000	1,433,249

Sunac China Holdings Ltd.	2,774,000	11,899,607

Sunny Optical Technology Group Co., Ltd.	598,200	13,634,539

TAL Education Group ADR*	312,346	16,819,832

TCL Technology Group Corp., Class A	5,700,600	8,122,594

Tencent Holdings Ltd.	3,943,900	309,446,842

Tencent Music Entertainment Group ADR*	303,658	6,221,952

Tianneng Power International Ltd.(a)	380,000	717,530

Tingyi Cayman Islands Holding Corp.	2,314,000	4,250,323

Tongcheng-Elong Holdings Ltd.*	1,276,400	2,879,696

Tongwei Co., Ltd., Class A	1,048,458	5,236,692

Trip.com Group Ltd. ADR*	367,378	14,559,190

United Energy Group Ltd.*	8,696,000	1,677,804

Venus MedTech Hangzhou, Inc., Class H*(b)	263,500	2,136,958

Vipshop Holdings Ltd. ADR*	377,355	11,267,820

Walvax Biotechnology Co., Ltd., Class A	490,600	3,382,184

Want Want China Holdings Ltd.	3,748,000	2,810,596

Weimob, Inc.*(a)(b)	924,000	2,065,628

WH Group Ltd.(b)	9,338,500	7,567,423

Wingtech Technology Co., Ltd., Class A	95,100	1,421,785

Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	134,100	449,250

WuXi AppTec Co., Ltd., Class A	372,521	7,967,573

Wuxi Biologics Cayman, Inc.*(b)	2,593,000	32,468,991

Xinyi Glass Holdings Ltd.	2,378,000	7,769,193

Xinyi Solar Holdings Ltd.	2,599,072	4,272,475

Yadea Group Holdings Ltd.(b)	210,000	466,219

Yihai International Holding Ltd.*	225,000	2,329,747

Yonyou Network Technology Co., Ltd., Class A	519,900	2,832,285

Yum China Holdings, Inc.	376,118	22,269,947

Zai Lab Ltd. ADR*	46,474	6,201,026

ZhongAn Online P&C Insurance Co., Ltd., Class H*(a)(b)	234,100	1,412,227

ZTO Express Cayman, Inc. ADR	437,336	12,748,344

Total China		1,715,961,429

Hungary – 0.3%

MOL Hungarian Oil & Gas PLC*	366,140	2,656,228

OTP Bank Nyrt*	219,673	9,407,991

Total Hungary		12,064,219

India – 12.4%

Aarti Industries Ltd.	135,224	2,436,626

Adani Green Energy Ltd.*	229,945	3,474,787

Alkem Laboratories Ltd.	31,876	1,207,572

Apollo Hospitals Enterprise Ltd.	128,490	5,101,113

See Notes to Financial Statements.

24	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

March 31, 2021

Investments	Shares	Value

Ashok Leyland Ltd.	3,414,475	$5,300,548

Asian Paints Ltd.	387,058	13,432,781

Astral Poly Technik Ltd.	148,980	3,294,569

Atul Ltd.	29,426	2,850,706

AU Small Finance Bank Ltd.*(b)	147,268	2,473,174

Aurobindo Pharma Ltd.	244,258	2,944,242

Avenue Supermarts Ltd.*(b)	157,632	6,164,063

Axis Bank Ltd.*	1,750,019	16,693,861

Bajaj Finance Ltd.	229,383	16,156,852

Bandhan Bank Ltd.*(b)	587,581	2,723,581

Bata India Ltd.	2,403	46,217

Bharat Forge Ltd.	387,663	3,159,840

Bharti Airtel Ltd.	1,969,251	13,932,995

Biocon Ltd.*	196,147	1,096,983

Britannia Industries Ltd.	113,133	5,609,243

Cipla Ltd.*	452,111	5,040,306

Coromandel International Ltd.	178,445	1,890,405

Crompton Greaves Consumer Electricals Ltd.	647,298	3,474,920

Divi’s Laboratories Ltd.*	128,294	6,356,992

Dr. Reddy’s Laboratories Ltd.	108,835	6,722,386

Eicher Motors Ltd.*	169,573	6,039,351

Emami Ltd.	259,378	1,724,131

Escorts Ltd.	63,279	1,114,574

Exide Industries Ltd.	22,977	57,699

Godrej Consumer Products Ltd.	409,161	4,083,286

Godrej Properties Ltd.*	164,614	3,167,267

Grasim Industries Ltd.	316,140	6,272,102

HCL Technologies Ltd.	949,199	12,757,250

HDFC Life Insurance Co., Ltd.*(b)	728,223	6,934,248

Hero MotoCorp., Ltd.	128,560	5,123,146

Hindustan Unilever Ltd.	701,498	23,329,297

Housing Development Finance Corp., Ltd.	1,393,498	47,612,075

ICICI Bank Ltd. ADR*	1,397,251	22,397,934

ICICI Lombard General Insurance Co., Ltd.(b)	245,729	4,816,861

ICICI Prudential Life Insurance Co., Ltd.*(b)	452,742	2,759,287

Indus Towers Ltd.	991,561	3,322,664

Info Edge India Ltd.	60,684	3,552,832

Infosys Ltd. ADR	2,711,306	50,755,648

Ipca Laboratories Ltd.	72,399	1,885,139

Jindal Steel & Power Ltd.*	351,683	1,652,744

Kotak Mahindra Bank Ltd.*	905,083	21,700,576

Laurus Labs Ltd.(b)	216,141	1,070,155

Lupin Ltd.	271,760	3,792,960

Mahindra & Mahindra Ltd.	927,402	10,087,247

Maruti Suzuki India Ltd.	114,692	10,759,883

Max Financial Services Ltd.*	197,297	2,319,220

Motherson Sumi Systems Ltd.	2,227,871	6,138,443

Navin Fluorine International Ltd.	41,868	1,577,629

Nestle India Ltd.	36,211	8,501,398

Page Industries Ltd.	7,026	2,913,411

PI Industries Ltd.	93,192	2,878,275

Piramal Enterprises Ltd.	165,892	3,977,823

Reliance Industries Ltd. GDR(b)	1,188,053	65,699,331

Shriram Transport Finance Co., Ltd.	177,769	3,458,185

Sun Pharmaceutical Industries Ltd.	961,763	7,863,663

Sundaram Finance Ltd.	139,185	4,893,308

Supreme Industries Ltd.	119,263	3,332,048

Tata Consumer Products Ltd.	509,246	4,450,015

Tata Motors Ltd.*	1,452,260	5,994,660

Tata Steel Ltd.	978,322	10,863,220

Tech Mahindra Ltd.	562,171	7,623,251

Titan Co., Ltd.	382,968	8,161,027

Torrent Pharmaceuticals Ltd.	82,574	2,874,356

Trent Ltd.	187,322	1,924,237

UltraTech Cement Ltd.	121,782	11,223,074

United Spirits Ltd.*	386,492	2,940,963

UPL Ltd.	559,603	4,912,635

Vedanta Ltd.	2,265,531	7,088,136

Vodafone Idea Ltd.*	7,999,731	1,012,087

Voltas Ltd.	323,649	4,435,282

Wipro Ltd.	1,174,322	6,651,901

Zee Entertainment Enterprises Ltd.	1,249,049	3,471,396

Total India		585,532,092

Indonesia – 1.3%

Astra International Tbk PT	22,467,400	8,159,417

Bank Central Asia Tbk PT	12,174,900	26,047,161

Barito Pacific Tbk PT*	28,159,500	1,861,144

Chandra Asri Petrochemical Tbk PT*	2,935,900	2,248,667

Charoen Pokphand Indonesia Tbk PT	10,509,000	5,064,578

Indah Kiat Pulp & Paper Tbk PT	3,371,000	2,425,264

Indocement Tunggal Prakarsa Tbk PT	3,132,000	2,636,055

Indofood Sukses Makmur Tbk PT	5,971,300	2,713,293

Kalbe Farma Tbk PT	30,037,900	3,246,782

Merdeka Copper Gold Tbk PT*	11,549,800	1,709,609

Sarana Menara Nusantara Tbk PT	38,789,000	2,937,549

United Tractors Tbk PT	1,873,800	2,854,239

Total Indonesia		61,903,758

Malaysia – 1.2%

Dialog Group Bhd	11,569,700	8,677,624

Genting Malaysia Bhd	4,231,800	3,133,155

Hartalega Holdings Bhd	1,153,400	2,483,989

Hong Leong Bank Bhd	2,543,608	11,471,233

Nestle Malaysia Bhd	325,900	10,610,515

Press Metal Aluminium Holdings Bhd	4,299,700	10,265,774

QL Resources Bhd	948,625	1,386,390

Top Glove Corp. Bhd	9,399,700	10,246,387

Total Malaysia		58,275,067

Mexico – 1.7%

Alfa S.A.B. de C.V., Class A	5,695,219	3,284,552

America Movil S.A.B. de C.V. Series L	19,554,183	13,341,629

Cemex S.A.B. de C.V. Series CPO*	11,194,886	7,889,849

Controladora Nemak S.A.B. de C.V.*	5,695,275	715,371

Fibra Uno Administracion S.A. de C.V.	3,853,996	4,499,986

Fomento Economico Mexicano S.A.B. de C.V.	1,628,603	12,265,166

Grupo Aeroportuario del Centro Norte S.A.B. de C.V.*	382,973	2,405,596

See Notes to Financial Statements.

WisdomTree Trust	25

Schedule of Investments (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

March 31, 2021

Investments	Shares	Value

Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B*	299,422	$3,126,732

Grupo Bimbo S.A.B. de C.V. Series A	654,948	1,373,245

Grupo Elektra S.A.B. de C.V.	84,634	5,684,652

Grupo Financiero Banorte S.A.B. de C.V. Class O*	1,672,086	9,408,727

Grupo Televisa S.A.B. Series CPO*	1,855,923	3,299,943

Wal-Mart de Mexico S.A.B. de C.V.	4,142,274	13,052,096

Total Mexico		80,347,544

Philippines – 0.8%

Aboitiz Equity Ventures, Inc.	2,377,390	1,689,827

Ayala Corp.	73,050	1,113,716

Ayala Land, Inc.	3,723,500	2,635,122

Bank of the Philippine Islands	386,590	649,129

BDO Unibank, Inc.	282,960	594,631

Globe Telecom, Inc.	13,445	520,764

JG Summit Holdings, Inc.	541,170	666,184

Jollibee Foods Corp.	695,690	2,535,515

PLDT, Inc.	41,855	1,052,896

Puregold Price Club, Inc.	2,467,400	1,997,812

SM Investments Corp.	479,985	9,493,394

SM Prime Holdings, Inc.	15,770,100	11,371,692

Universal Robina Corp.	1,188,050	3,255,435

Total Philippines		37,576,117

Poland – 0.5%

Asseco Poland S.A.	140,182	2,401,496

Bank Polska Kasa Opieki S.A.*	84,466	1,511,655

Cyfrowy Polsat S.A.	609,075	4,562,660

Dino Polska S.A.*(b)	59,275	3,914,613

LPP S.A.*	2,340	4,818,170

Orange Polska S.A.*	1,249,793	2,085,628

Santander Bank Polska S.A.*	75,673	4,192,123

Total Poland		23,486,345

Russia – 2.8%

Lukoil PJSC ADR	571,189	46,186,342

Mail.ru Group Ltd. GDR*(c)	194,862	4,462,340

Mobile TeleSystems PJSC ADR	903,496	7,535,157

Novatek PJSC GDR(c)	132,202	26,109,895

Novolipetsk Steel PJSC GDR	95,734	3,052,000

Petropavlovsk PLC*(a)	3,894,909	1,281,653

Polyus PJSC GDR(c)	87,342	8,039,831

Severstal PAO GDR(c)	117,609	2,373,349

X5 Retail Group N.V. GDR(c)	193,145	6,226,995

Yandex N.V., Class A*(a)	459,361	29,426,666

Total Russia		134,694,228

South Africa – 4.7%

Absa Group Ltd.	673,305	5,749,397

Anglo American Platinum Ltd.	24,459	3,564,848

AngloGold Ashanti Ltd.	303,567	6,616,440

Aspen Pharmacare Holdings Ltd.*	392,856	3,840,697

AVI Ltd.	537,660	2,716,291

Bid Corp., Ltd.*	310,150	6,007,348

Capitec Bank Holdings Ltd.*	74,433	7,157,061

Clicks Group Ltd.	252,380	4,108,840

Discovery Ltd.	392,518	3,524,255

FirstRand Ltd.(a)	4,560,244	15,941,745

Foschini Group Ltd. (The)*	280,218	2,330,176

Gold Fields Ltd.	695,452	6,476,364

Growthpoint Properties Ltd.	5,816,626	5,199,659

Impala Platinum Holdings Ltd.(a)	595,086	11,031,433

Investec PLC(a)	805,565	2,465,317

Mediclinic International PLC*	473,027	1,862,797

MultiChoice Group	315,202	2,752,581

Naspers Ltd. Class N	316,418	75,679,107

Nedbank Group Ltd.	503,887	4,777,393

Netcare Ltd.*	4,366,813	4,214,143

Northam Platinum Ltd.*	373,903	6,517,237

Old Mutual Ltd.	572,019	489,264

Pick n Pay Stores Ltd.	466,702	1,698,822

Sanlam Ltd.(a)	1,927,361	7,770,138

Shoprite Holdings Ltd.(a)	419,932	4,468,278

Sibanye Stillwater Ltd.(a)	2,118,285	9,324,542

SPAR Group Ltd. (The)	234,638	3,017,382

Standard Bank Group Ltd.	1,192,586	10,130,267

Tiger Brands Ltd.(a)	168,884	2,410,382

Vodacom Group Ltd.	265,649	2,271,453

Total South Africa		224,113,657

South Korea – 15.7%

Alteogen, Inc.*	24,052	1,904,183

Amorepacific Corp.	25,971	5,931,967

Cellivery Therapeutics, Inc.*	10,075	1,135,023

Celltrion Healthcare Co., Ltd.*	68,005	8,172,017

Celltrion Pharm, Inc.*	13,966	1,851,027

Celltrion, Inc.*	71,261	20,432,246

CJ CheilJedang Corp.	1,146	416,175

Coway Co., Ltd.	73,786	4,270,363

DB Insurance Co., Ltd.	73,669	3,078,899

Dongsuh Cos., Inc.	77,388	2,184,711

Doosan Fuel Cell Co., Ltd.*	37,597	1,704,198

Doosan Heavy Industries & Construction Co., Ltd.*	106,335	1,221,431

Douzone Bizon Co., Ltd.	16,180	1,403,911

E-Mart, Inc.	22,172	3,350,044

Ecopro BM Co., Ltd.	9,542	1,374,284

Fila Holdings Corp.	50,471	1,924,297

GeneOne Life Science, Inc.*	32,493	335,912

Genexine, Inc.*	13,848	1,168,530

Green Cross Corp.	6,056	1,929,037

GS Engineering & Construction Corp.	138,327	5,255,632

Hana Financial Group, Inc.	303,862	11,491,313

Hanjin Kal Corp.*	15,006	761,073

Hanmi Pharm Co., Ltd.	11,743	3,283,993

Hanmi Science Co., Ltd.	35,401	1,814,233

Hanon Systems	281,222	4,385,746

Hanwha Solutions Corp.*	160,179	7,090,760

HLB Life Science Co., Ltd.*	88,470	926,326

See Notes to Financial Statements.

26	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

March 31, 2021

Investments	Shares	Value

HLB, Inc.*(a)	72,078	$2,496,539

Hyundai Glovis Co., Ltd.	22,268	3,689,198

Hyundai Heavy Industries Holdings Co., Ltd.	18,335	4,722,467

Hyundai Marine & Fire Insurance Co., Ltd.	134,614	2,914,109

Hyundai Motor Co.*	111,433	21,464,452

Hyundai Steel Co.	90,223	3,830,541

Kakao Corp.	42,250	18,591,120

KB Financial Group, Inc.	334,774	16,624,077

Kia Motors Corp.	219,873	16,105,564

KMW Co., Ltd.*	24,504	1,400,847

Korea Investment Holdings Co., Ltd.	9,492	717,928

Korea Shipbuilding & Offshore Engineering Co., Ltd.*	24,366	2,874,187

LG Chem Ltd.	34,958	24,865,200

LG Corp.	114,696	9,161,492

LG Electronics, Inc.	86,657	11,485,355

LG Household & Health Care Ltd.	7,103	9,853,510

LG Innotek Co., Ltd.	15,384	2,793,384

Lotte Chemical Corp.	13,138	3,494,180

Lotte Corp.	96,029	2,884,900

Macquarie Korea Infrastructure Fund	257,726	2,652,978

Mando Corp.*	56,233	3,269,389

Mezzion Pharma Co., Ltd.*	7,019	938,968

NAVER Corp.	102,648	34,193,325

NCSoft Corp.	12,580	9,703,857

Netmarble Corp.*(b)	37,219	4,242,325

OCI Co., Ltd.*	6,846	734,958

Orion Corp.	5,535	640,676

Pearl Abyss Corp.*	10,159	2,765,618

POSCO	68,681	19,419,412

POSCO Chemical Co., Ltd.	30,300	4,149,768

S-Oil Corp.*	47,895	3,436,337

Samsung Biologics Co., Ltd.*(b)	11,964	7,907,287

Samsung Electro-Mechanics Co., Ltd.	49,296	8,166,998

Samsung Electronics Co., Ltd.	3,549,212	255,273,565

Samsung Fire & Marine Insurance Co., Ltd.	22,417	3,763,402

Samsung Heavy Industries Co., Ltd.*	142,580	978,879

Samsung Life Insurance Co., Ltd.	69,923	4,825,258

Samsung SDI Co., Ltd.	40,698	23,733,757

Samsung SDS Co., Ltd.	36,182	6,186,187

Shinhan Financial Group Co., Ltd.	461,621	15,275,199

Shinsegae, Inc.	10,587	2,628,626

SK Chemicals Co., Ltd.	4,795	1,061,319

SK Hynix, Inc.	390,169	45,679,163

SK Innovation Co., Ltd.*	40,719	7,879,356

SK Telecom Co., Ltd.	39,871	9,688,116

Yuhan Corp.	16,273	905,853

Total South Korea		738,866,957

Taiwan – 15.9%

Accton Technology Corp.	391,000	3,782,147

Airtac International Group	73,000	2,571,233

Alchip Technologies Ltd.	16,000	504,679

ASE Technology Holding Co., Ltd.	3,296,062	12,418,136

Asia Cement Corp.	1,049,000	1,757,341

ASMedia Technology, Inc.	24,000	1,253,286

Asustek Computer, Inc.	1,102,000	14,386,675

AU Optronics Corp.*	15,096,000	11,136,957

Catcher Technology Co., Ltd.	901,000	6,678,635

Cathay Financial Holding Co., Ltd.	9,125,854	15,336,091

Chailease Holding Co., Ltd.	1,189,240	8,210,853

Cheng Loong Corp.	278,000	340,034

Cheng Shin Rubber Industry Co., Ltd.	763,000	1,288,915

Chicony Electronics Co., Ltd.	1,117,240	3,974,341

Chroma ATE, Inc.	235,000	1,552,501

Compeq Manufacturing Co., Ltd.	953,000	1,432,857

CTBC Financial Holding Co., Ltd.	23,052,672	17,855,257

Delta Electronics, Inc.	1,365,500	13,782,778

E.Sun Financial Holding Co., Ltd.	13,823,218	12,644,516

Evergreen Marine Corp. Taiwan Ltd.*	2,180,000	3,476,326

Far Eastern International Bank	3,939,000	1,477,142

Far Eastern New Century Corp.	4,682,080	4,955,624

Feng TAY Enterprise Co., Ltd.	694,000	4,742,929

Formosa Chemicals & Fibre Corp.	4,788,000	14,699,779

Formosa Petrochemical Corp.	298,000	1,010,984

Formosa Plastics Corp.	4,690,000	16,601,479

Fubon Financial Holding Co., Ltd.	7,337,000	14,605,600

Genius Electronic Optical Co., Ltd.	35,000	593,698

Giant Manufacturing Co., Ltd.	120,000	1,446,746

Great Wall Enterprise Co., Ltd.	368,000	704,195

Hon Hai Precision Industry Co., Ltd.	9,481,068	41,203,253

Hotai Motor Co., Ltd.	171,000	3,523,920

Innolux Corp.*	15,101,000	11,167,108

Inventec Corp.	1,421,000	1,344,654

King Yuan Electronics Co., Ltd.	2,053,000	2,964,413

Largan Precision Co., Ltd.	59,000	6,637,578

Lien Hwa Industrial Holdings Corp.	835,000	1,385,667

Lite-On Technology Corp.	1,296,000	2,852,445

Macronix International Co., Ltd.	1,554,000	2,415,445

MediaTek, Inc.	1,151,000	39,088,739

Merida Industry Co., Ltd.	78,000	954,053

Micro-Star International Co., Ltd.	1,121,000	6,836,085

Nan Ya Plastics Corp.	5,728,000	16,019,851

Novatek Microelectronics Corp.	468,000	9,431,185

Pegatron Corp.	1,319,000	3,425,434

Pou Chen Corp.	3,229,000	3,734,518

Powertech Technology, Inc.	1,185,000	4,381,506

President Chain Store Corp.	96,000	915,151

Quanta Computer, Inc.	2,416,000	8,298,041

Realtek Semiconductor Corp.	307,000	5,315,179

Shanghai Commercial & Savings Bank Ltd. (The)	5,864,000	8,621,414

Synnex Technology International Corp.	2,319,000	4,429,450

Taishin Financial Holding Co., Ltd.	2,142,000	1,005,951

Taiwan Cement Corp.	6,859,104	11,250,344

Taiwan Mobile Co., Ltd.	3,182,000	10,951,263

Taiwan Semiconductor Manufacturing Co., Ltd.	13,980,000	287,605,930

Tripod Technology Corp.	291,000	1,432,920

See Notes to Financial Statements.

WisdomTree Trust	27

Schedule of Investments (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

March 31, 2021

Investments	Shares	Value

Uni-President Enterprises Corp.	5,690,160	$14,557,939

Unimicron Technology Corp.	1,207,000	3,870,623

United Microelectronics Corp.	8,176,000	14,384,579

Voltronic Power Technology Corp.	53,000	2,052,536

Walsin Technology Corp.	207,000	1,810,062

Winbond Electronics Corp.	3,830,000	3,959,801

Wiwynn Corp.	69,000	2,038,587

Yageo Corp.	311,396	6,035,187

Yuanta Financial Holding Co., Ltd.	12,823,765	10,112,316

Zhen Ding Technology Holding Ltd.	256,000	1,081,134

Total Taiwan		752,315,995

Thailand – 1.7%

Advanced Info Service PCL NVDR	560,600	3,112,451

B Grimm Power PCL NVDR	1,743,300	2,552,191

Bangkok Expressway & Metro PCL NVDR	22,536,200	6,310,136

BTS Group Holdings PCL NVDR(a)	20,372,700	6,291,090

Bumrungrad Hospital PCL NVDR	1,084,500	4,719,744

Carabao Group PCL NVDR	478,400	1,974,835

Central Pattana PCL NVDR	594,100	1,107,402

Central Retail Corp. PCL NVDR*	3,820,183	4,553,658

CP ALL PCL NVDR*	3,238,600	7,176,738

Delta Electronics Thailand PCL NVDR	372,500	3,456,800

Energy Absolute PCL NVDR(a)	2,785,700	5,526,829

Gulf Energy Development PCL NVDR(a)	7,340,200	7,868,695

Home Product Center PCL NVDR	8,894,800	4,212,577

Indorama Ventures PCL NVDR(a)	1,036,400	1,475,834

Intouch Holdings PCL NVDR	3,411,500	6,331,744

Minor International PCL NVDR*	1,635,700	1,701,128

Muangthai Capital PCL NVDR	1,290,600	2,921,919

Osotspa PCL NVDR	3,120,500	3,519,924

Siam Global House PCL NVDR	4,006,500	2,666,726

True Corp. PCL NVDR	22,586,500	2,457,411

Total Thailand		79,937,832

Turkey – 0.2%

BIM Birlesik Magazalar AS	710,941	6,064,635

Enka Insaat ve Sanayi AS	3,756,170	3,594,486

Total Turkey		9,659,121

United Kingdom – 0.3%

Avast PLC(a)(b)	780,604	4,952,503

Evraz PLC	888,293	7,083,842

Total United Kingdom		12,036,345
TOTAL COMMON STOCKS (Cost: $4,015,101,089)		4,722,592,844

WARRANTS – 0.0%

Thailand – 0.0%
Srisawad Corp. PCL, expiring 8/29/25* (Cost: $0)	12,160	7,549

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%

United States – 0.4%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(d)
(Cost: $17,991,494)	17,991,494	17,991,494

TOTAL INVESTMENTS IN SECURITIES – 100.4% (Cost: $4,033,092,583)		4,740,591,887

Other Assets less Liabilities – (0.4)%		(20,656,169)

NET ASSETS – 100.0%		$4,719,935,718
*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at March 31, 2021 (See Note 2). At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $108,446,202. The Fund also had securities on loan having a total market value of $1,736,926 that were sold and pending settlement. The total market value of the collateral held by the Fund was $114,663,633. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $96,672,139.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of March 31, 2021.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	4/1/2021	159,290,867	HKD	20,490,294	USD	$—	$(1,273)
State Street Bank and Trust	4/1/2021	12,761,987	BRL	2,250,037	USD	11,523	—
State Street Bank and Trust	4/1/2021	833,183,380	HUF	2,700,074	USD	3,180	—
State Street Bank and Trust	4/1/2021	78,406,208	THB	2,499,401	USD	9,598	—
State Street Bank and Trust	4/1/2021	94,359	USD	67,920,571	CLP	—	(185)
State Street Bank and Trust	4/1/2021	703,512	USD	797,078,664	KRW	—	(777)
State Street Bank and Trust	4/1/2021	6,628,682	USD	27,542,172	MYR	—	(13,588)
State Street Bank and Trust	4/1/2021	4,454,625	USD	36,697,999	TRY	20,491	—
State Street Bank and Trust	4/6/2021	38,327,725	ZAR	2,600,659	USD	—	(5,028)
UBS AG	4/1/2021	6,525,754	USD	25,738,186	PLN	3,152	—
						$47,944	$(20,851)

See Notes to Financial Statements.

28	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

March 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
China	$1,715,961,429	$—	$0	*	$1,715,961,429
Other	3,006,631,415	—	—		3,006,631,415
Warrants	7,549	—	—		7,549
Investment of Cash Collateral for Securities Loaned	—	17,991,494	—		17,991,494
Total Investments in Securities	$4,722,600,393	$17,991,494	$0		$4,740,591,887
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$47,944	$—		$47,944
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(20,851)	$—		$(20,851)
Total – Net	$4,722,600,393	$18,018,587	$0		$4,740,618,980
*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	29

Schedule of Investments

WisdomTree Emerging Markets High Dividend Fund (DEM)

March 31, 2021

Investments	Shares	Value

COMMON STOCKS – 99.7%

Brazil – 8.8%

AES Brasil Energia S.A.	417,486	$1,287,304

Banco do Brasil S.A.	1,603,910	8,654,804

Banco Santander Brasil S.A.	634,879	4,455,291

CCR S.A.	2,085,909	4,775,819

Centrais Eletricas Brasileiras S.A.	601,233	3,651,294

CPFL Energia S.A.	414,369	2,233,760

Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	462,759	2,021,444

Engie Brasil Energia S.A.	497,592	3,688,512

Itausa S.A.	874,065	1,719,320

Petrobras Distribuidora S.A.	1,114,979	4,362,704

Porto Seguro S.A.	87,741	730,475

Smiles Fidelidade S.A.	153,347	578,822

Telefonica Brasil S.A.	75,520	591,928

Transmissora Alianca de Energia Eletrica S.A.	962,620	6,639,229

Vale S.A.	7,112,712	123,486,159

Total Brazil		168,876,865

Chile – 1.2%

AES Gener S.A.	12,531,705	2,129,029

Banco de Chile	52,717,245	6,232,288

Cencosud Shopping S.A.	778,048	1,624,760

Enel Americas S.A.	75,761,889	12,665,650

Total Chile		22,651,727

China – 22.4%

Agile Group Holdings Ltd.	4,248,000	6,961,202

Agricultural Bank of China Ltd., Class H	30,101,000	12,041,252

Anhui Expressway Co., Ltd., Class A	776,900	862,827

Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	1,073,500	946,580

Asia Cement China Holdings Corp.	857,000	878,556

BAIC Motor Corp., Ltd., Class H(a)	2,051,000	656,894

Bank of Beijing Co., Ltd., Class A	3,901,949	2,857,262

Bank of Jiangsu Co., Ltd., Class A	2,893,270	2,855,752

Bank of Shanghai Co., Ltd., Class A	2,451,200	3,286,964

Baoshan Iron & Steel Co., Ltd., Class A	3,235,220	3,987,884

Beijing Enterprises Holdings Ltd.	561,500	1,982,542

Bestsun Energy Co., Ltd., Class A	1,332,800	1,163,023

C&D International Investment Group Ltd.	529,000	959,412

Canny Elevator Co., Ltd., Class A	233,700	359,730

Central China Real Estate Ltd.	2,307,000	1,026,725

China Aoyuan Group Ltd.	2,145,000	2,303,796

China Cinda Asset Management Co., Ltd., Class H	5,198,000	1,083,133

China Coal Energy Co., Ltd., Class H(b)	3,910,000	1,800,488

China Construction Bank Corp., Class H	71,520,054	60,163,890

China Everbright Environment Group Ltd.	4,588,000	3,104,127

China Fortune Land Development Co., Ltd., Class A	1,032,860	989,529

China Hongqiao Group Ltd.(b)	2,368,000	3,161,618

China Jinmao Holdings Group Ltd.	6,990,000	2,805,189

China Life Insurance Co., Ltd., Class H	4,462,000	9,217,336

China Lilang Ltd.	1,191,000	773,630

China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	802,682	1,502,503

China Overseas Grand Oceans Group Ltd.	2,127,000	1,389,830

China Overseas Land & Investment Ltd.	4,332,000	11,255,639

China Pacific Insurance Group Co., Ltd., Class H	2,268,600	8,943,731

China Power International Development Ltd.	10,418,000	2,425,455

China Railway Group Ltd., Class H	4,599,000	2,431,283

China Resources Cement Holdings Ltd.	4,502,000	5,055,336

China Resources Power Holdings Co., Ltd.	2,668,000	3,541,570

China Sanjiang Fine Chemicals Co., Ltd.	2,651,000	1,241,199

China SCE Group Holdings Ltd.	2,647,000	1,225,707

China Suntien Green Energy Corp., Ltd., Class H(b)	2,523,000	963,838

CIFI Holdings Group Co., Ltd.	5,512,000	5,345,778

CITIC Telecom International Holdings Ltd.	5,330,000	1,885,342

COFCO Joycome Foods Ltd.(b)	2,217,000	1,137,808

Country Garden Holdings Co., Ltd.(b)	10,449,850	13,414,390

CPMC Holdings Ltd.	1,438,000	813,845

Daqin Railway Co., Ltd., Class A	2,908,601	3,110,495

Dexin China Holdings Co., Ltd.*	1,933,000	743,419

Dongyue Group Ltd.	2,196,000	1,689,133

Far East Horizon Ltd.(b)	1,617,000	1,942,617

Fufeng Group Ltd.*	2,348,000	845,642

Gemdale Corp., Class A	1,253,809	2,297,215

Genertec Universal Medical Group Co., Ltd.(a)	1,692,000	1,388,518

Greatview Aseptic Packaging Co., Ltd.	2,468,000	1,228,532

Greenland Holdings Corp., Ltd., Class A	1,083,800	924,247

Greenland Hong Kong Holdings Ltd.	2,913,000	1,052,876

Guangdong Investment Ltd.	3,266,000	5,318,390

Guangdong Shaoneng Group Co., Ltd., Class A	242,000	238,862

Guangdong Tapai Group Co., Ltd., Class A	423,700	797,629

Guizhou Panjiang Refined Coal Co., Ltd., Class A	647,500	672,689

Hengan International Group Co., Ltd.	791,500	5,202,381

Hexing Electrical Co., Ltd., Class A	193,000	407,494

Hisense Home Appliances Group Co., Ltd., Class H	454,000	759,153

Hopson Development Holdings Ltd.	724,000	2,607,516

Huabao Flavours & Fragrances Co., Ltd., Class A	47,200	301,778

Huafa Industrial Co., Ltd. Zhuhai, Class A	1,418,075	1,330,459

Huaibei Mining Holdings Co., Ltd., Class A	454,500	783,501

Huaneng Power International, Inc., Class H	3,656,000	1,297,913

Hunan Valin Steel Co., Ltd., Class A	960,900	1,026,133

Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, Class A	301,500	460,874

Industrial & Commercial Bank of China Ltd., Class H	68,489,823	49,157,588

Industrial Bank Co., Ltd., Class A	2,445,500	8,987,352

Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	1,153,400	929,055

Jiangsu Expressway Co., Ltd., Class H	1,691,727	2,106,376

See Notes to Financial Statements.

30	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

March 31, 2021

Investments	Shares	Value

Jingjin Environmental Protection Co., Ltd., Class A	37,100	$114,894

Jinke Properties Group Co., Ltd., Class A	1,002,600	1,007,953

JNBY Design Ltd.	376,500	673,147

Kunlun Energy Co., Ltd.	5,510,000	5,790,339

KWG Group Holdings Ltd.	3,552,000	6,076,520

Lee & Man Paper Manufacturing Ltd.	1,229,000	1,130,286

Lenovo Group Ltd.	11,160,000	15,876,313

Logan Group Co., Ltd.	1,259,000	2,121,423

Lomon Billions Group Co., Ltd., Class A	369,000	1,608,851

Lonking Holdings Ltd.	4,892,000	2,076,494

Luxi Chemical Group Co., Ltd., Class A	403,000	954,781

Midea Real Estate Holding Ltd.(a)(b)	470,800	995,563

MYS Group Co., Ltd., Class A	1,082,500	599,462

Nanjing Iron & Steel Co., Ltd., Class A	1,402,900	828,257

New China Life Insurance Co., Ltd., Class H	526,000	2,036,491

People’s Insurance Co. Group of China Ltd. (The), Class H	5,326,000	1,726,363

Poly Developments & Holdings Group Co., Ltd., Class A	3,320,600	7,208,564

Postal Savings Bank of China Co., Ltd., Class H(a)(b)	8,242,000	6,159,409

Powerlong Real Estate Holdings Ltd.	1,972,000	1,963,262

Qingdao Port International Co., Ltd., Class H(a)	1,097,000	671,651

RiseSun Real Estate Development Co., Ltd., Class A	1,097,300	1,079,723

SAIC Motor Corp., Ltd., Class A	807,735	2,423,821

Seazen Group Ltd.*	2,132,000	2,618,912

Seazen Holdings Co., Ltd., Class A	391,200	2,912,366

Shaanxi Coal Industry Co., Ltd., Class A	1,014,700	1,712,064

Shandong Buchang Pharmaceuticals Co., Ltd., Class A	547,175	1,905,722

Shandong Publishing & Media Co., Ltd., Class A	924,500	839,172

Shandong Yisheng Livestock & Poultry Breeding Co., Ltd., Class A	183,100	287,429

Shanghai Industrial Holdings Ltd.	936,000	1,396,575

Shanghai Pudong Development Bank Co., Ltd., Class A	3,636,700	6,097,229

Shanghai Shimao Co., Ltd., Class A	155,300	102,823

Shanghai Zijiang Enterprise Group Co., Ltd., Class A	868,400	633,250

Shenzhen Expressway Co., Ltd., Class H	1,254,000	1,358,126

Shenzhen International Holdings Ltd.	3,173,500	5,314,713

Shenzhen Investment Ltd.	4,752,000	1,650,329

Shenzhen Overseas Chinese Town Co., Ltd., Class A	1,258,800	1,956,853

Shenzhen Tagen Group Co., Ltd., Class A	597,800	583,664

Shimao Group Holdings Ltd.	1,299,000	4,085,247

Shougang Fushan Resources Group Ltd.	11,144,739	2,766,671

Sinoma International Engineering Co., Class A	529,602	760,268

Sinopec Kantons Holdings Ltd.(b)	1,768,000	675,412

Sinotrans Ltd., Class H	2,807,000	1,039,837

SITC International Holdings Co., Ltd.	1,930,000	6,541,363

Sunflower Pharmaceutical Group Co., Ltd., Class A	274,600	576,011

Times China Holdings Ltd.	1,446,000	1,990,134

Uni-President China Holdings Ltd.	1,788,000	2,175,650

Want Want China Holdings Ltd.	9,181,000	6,884,761

Wasu Media Holding Co., Ltd., Class A	311,800	394,804

Wens Foodstuffs Group Co., Ltd., Class A	1,700,600	4,389,649

WH Group Ltd.(a)	10,897,000	8,830,348

Xtep International Holdings Ltd.	1,532,400	896,838

Yuexiu Property Co., Ltd.	9,489,000	2,148,144

Yuzhou Group Holdings Co., Ltd.	4,199,600	1,253,217

Zhejiang Hangmin Co., Ltd., Class A	980,000	832,738

Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	326,100	443,257

Zhejiang Medicine Co., Ltd., Class A	249,700	534,065

Zhejiang Semir Garment Co., Ltd., Class A	285,500	441,208

Zhengzhou Yutong Bus Co., Ltd., Class A	785,600	1,719,811

Zhongliang Holdings Group Co., Ltd.(b)	1,397,500	949,109

Total China		429,231,768

Czech Republic – 0.6%

CEZ AS	415,084	10,272,438

O2 Czech Republic AS	156,179	1,820,108

Total Czech Republic		12,092,546

Hong Kong – 0.1%

China Water Affairs Group Ltd.	970,000	793,522

Concord New Energy Group Ltd.	10,690,000	770,010

Perfect Shape Medical Ltd.	1,884,000	1,073,532

Total Hong Kong		2,637,064

Hungary – 0.1%

Magyar Telekom Telecommunications PLC	848,248	1,120,117

India – 5.4%

Engineers India Ltd.	1,320,438	1,390,624

GAIL India Ltd.	4,949,751	9,173,258

Hindustan Petroleum Corp., Ltd.	1,440,966	4,621,655

Hindustan Zinc Ltd.	742,229	2,770,400

Indiabulls Housing Finance Ltd.*	505,462	1,358,476

Indus Towers Ltd.	1,480,646	4,961,560

ITC Ltd.	6,179,973	18,468,812

NHPC Ltd.	7,210,803	2,411,368

NIIT Ltd.	393,541	742,259

NLC India Ltd.	898,680	619,493

NMDC Ltd.	2,208,715	4,088,828

Oil & Natural Gas Corp., Ltd.	9,617,573	13,437,077

Oil India Ltd.	2,130,102	3,577,665

Oracle Financial Services Software Ltd.	63,713	2,787,638

Polyplex Corp. Ltd.	66,394	783,683

Power Grid Corp. of India Ltd.	8,237,466	24,296,518

REC Ltd.	2,223,751	3,988,921

SJVN Ltd.	3,101,813	1,105,158

Sonata Software Ltd.	195,156	1,359,162

Welspun Corp., Ltd.	677,609	1,282,210

Total India		103,224,765

See Notes to Financial Statements.

WisdomTree Trust	31

Schedule of Investments (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

March 31, 2021

Investments	Shares	Value

Indonesia – 3.4%

Astra International Tbk PT	30,778,900	$11,177,879

Bank Mandiri Persero Tbk PT	22,800,400	9,653,870

Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	6,747,025	675,864

Bank Rakyat Indonesia Persero Tbk PT	52,726,700	15,972,288

Indocement Tunggal Prakarsa Tbk PT	3,007,500	2,531,269

Telkom Indonesia Persero Tbk PT	89,803,000	21,144,665

United Tractors Tbk PT	3,099,000	4,720,508

Total Indonesia		65,876,343

Malaysia – 0.4%

Aeon Co. M Bhd	2,640,000	821,319

AMMB Holdings Bhd	2,214,200	1,564,598

Astro Malaysia Holdings Bhd	4,291,600	993,593

Mah Sing Group Bhd	2,579,800	525,728

Malakoff Corp. Bhd	8,492,400	1,771,597

Uchi Technologies Bhd	1,697,500	1,281,364

Total Malaysia		6,958,199

Mexico – 1.9%

Alfa S.A.B. de C.V., Class A	5,816,976	3,354,772

Alpek S.A.B. de C.V.*	1,207,349	1,125,297

Controladora Nemak S.A.B. de C.V.*	26,938	3,384

Corp. Inmobiliaria Vesta S.A.B. de C.V.	976,303	2,043,220

Grupo Mexico S.A.B. de C.V. Series B	5,215,115	27,390,154

Macquarie Mexico Real Estate Management S.A. de C.V.(a)	2,453,754	3,056,924

Total Mexico		36,973,751

Philippines – 0.7%

Globe Telecom, Inc.	74,595	2,889,283

LT Group, Inc.	4,322,800	1,202,324

Manila Electric Co.	502,730	2,817,256

PLDT, Inc.	259,664	6,532,058

Total Philippines		13,440,921

Poland – 0.1%

Asseco Poland S.A.	114,516	1,961,805

Russia – 15.0%

Magnit PJSC GDR(c)	687,433	10,304,621

Magnitogorsk Iron & Steel Works PJSC GDR(c)	288,896	2,992,962

MMC Norilsk Nickel PJSC ADR	2,162,221	67,418,051

Mobile TeleSystems PJSC ADR	1,668,640	13,916,458

Novolipetsk Steel PJSC GDR	349,212	11,132,878

PhosAgro PJSC GDR(c)	439,589	7,657,640

Rosneft Oil Co. PJSC GDR(c)	4,851,277	36,685,357

Sberbank of Russia PJSC ADR	7,157,629	110,263,275

Tatneft PJSC ADR(b)	552,490	26,210,125

Total Russia		286,581,367

Singapore – 0.1%

IGG, Inc.	862,000	1,110,978

South Africa – 3.8%

AECI Ltd.	217,091	1,521,346

African Rainbow Minerals Ltd.(b)	341,737	6,436,331

AVI Ltd.	967,390	4,887,314

Coronation Fund Managers Ltd.	406,841	1,509,854

Equites Property Fund Ltd.	1,635,170	2,085,178

Exxaro Resources Ltd.	823,375	9,694,538

JSE Ltd.	95,047	718,730

Kumba Iron Ore Ltd.	192,677	7,939,995

MultiChoice Group	708,427	6,186,517

Oceana Group Ltd.	200,502	896,174

PSG Group Ltd.	339,286	1,623,564

Remgro Ltd.	629,773	4,435,547

Sanlam Ltd.(b)	2,579,438	10,398,981

Vodacom Group Ltd.	1,672,461	14,300,511

Total South Africa		72,634,580

South Korea – 4.4%

BNK Financial Group, Inc.	421,294	2,527,578

Daishin Securities Co., Ltd.	68,146	978,460

DGB Financial Group, Inc.	257,197	1,918,041

E1 Corp.	17,005	644,590

Halla Holdings Corp.	20,828	750,857

Hana Financial Group, Inc.	419,732	15,873,231

Huchems Fine Chemical Corp.	30,558	588,614

Hyosung Corp.	23,454	1,842,333

iMarketKorea, Inc.	69,518	557,127

Industrial Bank of Korea	401,386	3,248,682

JB Financial Group Co., Ltd.	261,763	1,514,953

KEPCO Plant Service & Engineering Co., Ltd.	54,928	1,528,811

Koentec Co., Ltd.(b)	54,421	430,367

Korea Asset In Trust Co., Ltd.	162,534	671,391

Korea Real Estate Investment & Trust Co., Ltd.	622,672	1,325,946

Korean Reinsurance Co.	131,945	986,308

KT Corp. ADR	340,588	4,236,915

KT&G Corp.	227,893	16,390,979

Kumho Industrial Co., Ltd.	74,112	643,057

Macquarie Korea Infrastructure Fund	1,111,159	11,438,040

Meritz Fire & Marine Insurance Co., Ltd.	78,058	1,334,590

Meritz Securities Co., Ltd.	369,032	1,503,192

NH Investment & Securities Co., Ltd.	167,578	1,725,013

Orion Holdings Corp.	66,437	836,516

Posco International Corp.	98,445	1,752,743

Samsung Fire & Marine Insurance Co., Ltd.	29,585	4,966,777

Samsung Securities Co., Ltd.	69,017	2,405,762

Ssangyong Cement Industrial Co., Ltd.	301,633	2,046,867

Tailim Packaging Co., Ltd.*	57,674	260,406

Total South Korea		84,928,146

Taiwan – 28.2%

AcBel Polytech, Inc.(b)	1,259,000	1,277,400

Arcadyan Technology Corp.*	262,000	1,065,153

Asia Cement Corp.(b)	7,984,000	13,375,222

Asustek Computer, Inc.	1,708,000	22,298,041

Capital Securities Corp.	4,081,000	2,231,227

Catcher Technology Co., Ltd.(b)	1,291,000	9,569,498

Cathay Financial Holding Co., Ltd.	7,916,000	13,302,919

Charoen Pokphand Enterprise	559,000	1,500,697

See Notes to Financial Statements.

32	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

March 31, 2021

Investments	Shares	Value

Chenbro Micom Co., Ltd.(b)	171,000	$508,212

Cheng Uei Precision Industry Co., Ltd.	998,000	1,680,647

Chicony Electronics Co., Ltd.(b)	2,072,386	7,372,067

Chicony Power Technology Co., Ltd.	376,000	1,075,302

China Development Financial Holding Corp.	19,280,000	7,094,943

ChipMOS Technologies, Inc.	911,000	1,412,811

Chong Hong Construction Co., Ltd.(b)	817,000	2,373,718

Cleanaway Co., Ltd.	262,000	1,588,547

Compal Electronics, Inc.	6,657,000	6,229,345

CTBC Financial Holding Co., Ltd.	27,846,000	21,567,890

Eastern Media International Corp.	1,071,000	639,980

Elan Microelectronics Corp.(b)	663,000	4,542,687

Far Eastern New Century Corp.	6,639,000	7,026,874

Far EasTone Telecommunications Co., Ltd.(b)	4,065,000	9,132,110

Farglory Land Development Co., Ltd.	1,247,000	2,491,116

Feng Hsin Steel Co., Ltd.	865,000	2,158,483

First Financial Holding Co., Ltd.	9,382,804	7,300,258

Formosa Chemicals & Fibre Corp.	6,753,000	20,732,583

Formosa Plastics Corp.	7,242,000	25,634,949

Fubon Financial Holding Co., Ltd.	9,013,000	17,941,976

Fusheng Precision Co., Ltd.	234,000	1,857,533

Getac Technology Corp.	957,000	1,965,451

Global Mixed Mode Technology, Inc.(b)	146,000	1,061,753

Great Wall Enterprise Co., Ltd.	1,815,000	3,473,136

Greatek Electronics, Inc.	729,000	1,814,005

Holtek Semiconductor, Inc.	477,000	1,561,413

Holy Stone Enterprise Co., Ltd.(b)	226,000	1,029,685

Hon Hai Precision Industry Co., Ltd.	19,924,000	86,586,619

Huaku Development Co., Ltd.(b)	897,000	2,929,955

IBF Financial Holdings Co., Ltd.	4,764,302	2,821,880

Inventec Corp.(b)	6,013,000	5,689,938

ITE Technology, Inc.(b)	288,000	982,105

King Yuan Electronics Co., Ltd.(b)	2,772,000	4,002,608

Kung Long Batteries Industrial Co., Ltd.	332,000	1,722,076

Kuoyang Construction Co., Ltd.(b)	677,715	947,704

Lite-On Technology Corp.	7,133,000	15,699,450

Mega Financial Holding Co., Ltd.(b)	11,883,302	13,285,576

Merry Electronics Co., Ltd.(b)	281,275	1,311,099

Mirle Automation Corp.(b)	567,000	971,727

Nan Pao Resins Chemical Co., Ltd.	154,000	863,562

Nantex Industry Co., Ltd.(b)	454,000	1,750,254

Pegatron Corp.(b)	6,847,000	17,781,611

Polytronics Technology Corp.(b)	164,378	757,569

Pou Chen Corp.	3,594,000	4,156,661

Powertech Technology, Inc.	1,677,000	6,200,662

Primax Electronics Ltd.(b)	1,271,000	2,833,056

Promate Electronic Co., Ltd.	1,159,000	1,620,723

Quanta Computer, Inc.	6,295,990	21,624,330

Ruentex Industries Ltd.	1,024,600	2,861,971

Sampo Corp.	911,000	978,591

Sanyang Motor Co., Ltd.(b)	1,745,000	1,895,875

SCI Pharmtech, Inc.(b)	137,000	448,936

Shanghai Commercial & Savings Bank Ltd. (The)	4,295,000	6,314,627

Shin Kong Financial Holding Co., Ltd.(b)	9,292,000	2,979,771

Sinon Corp.	1,553,000	1,257,292

SinoPac Financial Holdings Co., Ltd.	19,501,440	8,782,585

Sitronix Technology Corp.(b)	232,000	1,943,294

Stark Technology, Inc.	454,000	1,124,936

Supreme Electronics Co., Ltd.	1,415,000	2,122,525

Synnex Technology International Corp.	3,976,000	7,594,435

Systex Corp.	588,000	1,805,236

Taiwan Cement Corp.(b)	13,000,135	21,322,900

Taiwan Cogeneration Corp.	928,000	1,263,547

Taiwan Hon Chuan Enterprise Co., Ltd.	860,000	2,085,725

Taiwan Mobile Co., Ltd.	3,341,253	11,499,353

Taiwan Navigation Co., Ltd.(b)	1,559,000	1,311,324

Taiwan PCB Techvest Co., Ltd.	792,000	1,440,606

Taiwan Secom Co., Ltd.	579,000	1,893,271

Taiyen Biotech Co., Ltd.(b)	715,000	850,743

Test Research, Inc.	583,000	1,207,560

Thinking Electronic Industrial Co., Ltd.(b)	181,000	1,217,958

Tong Yang Industry Co., Ltd.(b)	723,000	918,542

Topco Scientific Co., Ltd.	405,435	1,939,574

Tripod Technology Corp.	1,243,000	6,120,685

Tung Ho Steel Enterprise Corp.	2,049,000	3,199,206

TYC Brother Industrial Co., Ltd.	760,000	623,278

U-Ming Marine Transport Corp.(b)	1,549,000	2,242,095

United Integrated Services Co., Ltd.(b)	442,000	3,833,982

Wistron Corp.(b)	8,976,561	10,539,193

WPG Holdings Ltd.	2,848,280	4,871,414

Yulon Nissan Motor Co., Ltd.(b)	117,000	1,148,144

ZongTai Real Estate Development Co., Ltd.(b)	671,000	912,445

Total Taiwan		540,978,415

Thailand – 2.6%

Bangkok Commercial Asset Management PCL NVDR	1,585,600	1,101,041

Bangkok Land PCL NVDR	28,970,400	1,093,922

Gunkul Engineering PCL NVDR(b)	12,816,200	1,533,843

Intouch Holdings PCL NVDR	2,304,000	4,276,224

Jay Mart PCL NVDR	1,106,600	1,513,829

MC Group PCL NVDR	1,481,400	530,934

MCS Steel PCL NVDR	1,452,200	650,586

Origin Property PCL NVDR(b)	1,959,800	529,930

Pruksa Holding PCL NVDR	3,492,800	1,430,651

PTT Exploration & Production PCL NVDR	2,207,500	8,052,960

Quality Houses PCL NVDR	16,111,600	1,268,305

Ratch Group PCL NVDR	686,700	1,126,188

SC Asset Corp. PCL NVDR	14,123,300	1,464,304

Siam Commercial Bank PCL (The) NVDR	1,866,000	6,657,888

Siam Future Development PCL NVDR	4,566,800	913,360

SPCG PCL NVDR	1,841,400	1,149,034

Srisawad Finance PCL NVDR	211,500	225,036

Supalai PCL NVDR	2,075,600	1,421,371

Thai Vegetable Oil PCL NVDR	1,089,197	1,106,624

Thaifoods Group PCL NVDR(b)	2,912,300	503,245

Thanachart Capital PCL NVDR(b)	1,331,800	1,619,469

See Notes to Financial Statements.

WisdomTree Trust	33

Schedule of Investments (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

March 31, 2021

Investments	Shares	Value

Tipco Asphalt PCL NVDR(b)	1,974,900	$1,308,174

Tisco Financial Group PCL NVDR	976,900	3,040,113

TPI Polene Power PCL NVDR	13,602,400	1,906,512

TTW PCL NVDR	4,378,777	1,653,426

Vinythai PCL NVDR	1,036,400	1,260,262

WHA Corp. PCL NVDR(b)	13,172,300	1,466,867

WHA Utilities and Power PCL NVDR(b)	4,759,100	682,264

Total Thailand		49,486,362

Turkey – 0.5%

Aksa Akrilik Kimya Sanayii AS	710,549	1,390,835

Enerjisa Enerji AS(a)	885,627	1,251,997

Ford Otomotiv Sanayi AS	178,521	4,169,534

TAV Havalimanlari Holding AS*	560,822	1,382,361

Tofas Turk Otomobil Fabrikasi AS	379,402	1,517,379

Total Turkey		9,712,106
TOTAL COMMON STOCKS (Cost: $1,557,151,946)		1,910,477,825

WARRANTS – 0.0%

Thailand – 0.0%

MBK PLC, expiring 3/24/22* (Cost: $0)	41,927	16,502

EXCHANGE-TRADED FUND – 0.1%

United States – 0.1%

WisdomTree Global High Dividend Fund(d) (Cost: $1,600,025)	35,000	1,640,275

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%

United States – 0.3%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(e)
(Cost: $7,103,423)	7,103,423	7,103,423

TOTAL INVESTMENTS IN SECURITIES – 100.1% (Cost: $1,565,855,394)		1,919,238,025

Other Assets less Liabilities – (0.1)%		(2,536,205)

NET ASSETS – 100.0%		$1,916,701,820
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at March 31, 2021 (See Note 2). At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $108,280,399 and the total market value of the collateral held by the Fund was $130,289,261. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $123,185,838.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(e)	Rate shown represents annualized 7-day yield as of March 31, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2021 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2021	Dividend Income
WisdomTree Global High Dividend Fund	$874,659	$3,289,807	$2,772,680	$(99,760)	$348,249	$1,640,275	$61,505

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International	4/1/2021	234,002	USD	3,490,635	ZAR	$—	$(2,391)
State Street Bank and Trust	4/1/2021	564,646	USD	17,712,925	THB	—	(2,168)
						$—	$(4,559)

See Notes to Financial Statements.

34	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree Emerging Markets High Dividend Fund (DEM)

March 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,910,477,825	$—	$—	$1,910,477,825
Warrants	—	16,502	—	16,502
Exchange-Traded Fund	1,640,275	—	—	1,640,275
Investment of Cash Collateral for Securities Loaned	—	7,103,423	—	7,103,423
Total Investments in Securities	$1,912,118,100	$7,119,925	$—	$1,919,238,025
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(4,559)	$—	$(4,559)
Total – Net	$1,912,118,100	$7,115,366	$—	$1,919,233,466
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	35

Schedule of Investments

WisdomTree Emerging Markets Multifactor Fund (EMMF)

March 31, 2021

Investments	Shares	Value

COMMON STOCKS – 99.1%

China – 40.5%

Agile Group Holdings Ltd.	18,000	$29,497

Alibaba Group Holding Ltd. ADR*	560	126,969

Anhui Conch Cement Co., Ltd., Class H	4,500	29,259

Anhui Gujing Distillery Co., Ltd., Class B	1,200	16,824

Bank of China Ltd., Class H	114,000	43,404

Bank of Hangzhou Co., Ltd., Class A	6,300	16,233

Beijing Kunlun Tech Co., Ltd., Class A	4,200	15,192

Changchun High & New Technology Industry Group, Inc., Class A*	100	6,907

China Construction Bank Corp., Class H	50,000	42,061

China East Education Holdings Ltd.(a)	6,500	14,163

China Feihe Ltd.(a)	7,000	19,808

China Gas Holdings Ltd.	4,200	17,206

China Hongqiao Group Ltd.	23,000	30,708

China Medical System Holdings Ltd.	10,000	19,783

China Meidong Auto Holdings Ltd.	10,000	46,370

China National Building Material Co., Ltd., Class H	14,000	20,205

China Power International Development Ltd.	78,000	18,159

China Railway Group Ltd., Class H	34,000	17,974

China Resources Cement Holdings Ltd.	24,000	26,950

China Resources Gas Group Ltd.	4,000	22,175

China Resources Power Holdings Co., Ltd.	16,000	21,239

China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A*	2,400	8,956

China Shenhua Energy Co., Ltd., Class H	10,000	20,606

China Tourism Group Duty Free Corp., Ltd., Class A	700	32,686

China Traditional Chinese Medicine Holdings Co., Ltd.	30,000	18,715

China Vanke Co., Ltd., Class H	3,800	14,883

China Yuhua Education Corp., Ltd.(a)	22,000	17,233

China Zheshang Bank Co., Ltd., Class A	23,700	14,715

COSCO Shipping Holdings Co., Ltd., Class H*	5,000	6,431

Dali Foods Group Co., Ltd.(a)	39,500	22,457

Daqin Railway Co., Ltd., Class A	9,200	9,839

GF Securities Co., Ltd., Class H	24,800	38,024

Great Wall Motor Co., Ltd., Class H	4,000	11,088

Guangdong Investment Ltd.	8,000	13,027

Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	300	5,815

Guangzhou R&F Properties Co., Ltd., Class H	18,000	23,755

Haitian International Holdings Ltd.	6,000	23,925

Hansoh Pharmaceutical Group Co., Ltd.*(a)	6,000	28,748

Hengan International Group Co., Ltd.	3,500	23,005

Hopson Development Holdings Ltd.	6,000	21,609

Huaneng Power International, Inc., Class H	38,000	13,490

Huaxin Cement Co., Ltd., Class A	4,400	15,935

Industrial & Commercial Bank of China Ltd., Class H	58,000	41,629

JD.com, Inc. ADR*	618	52,116

Jiangsu Expressway Co., Ltd., Class H	16,000	19,922

Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	2,900	11,609

Jointown Pharmaceutical Group Co., Ltd., Class A*	5,500	15,145

JOYY, Inc. ADR	223	20,902

Kingboard Holdings Ltd.	12,000	64,828

KWG Group Holdings Ltd.	9,500	16,252

Lenovo Group Ltd.	54,000	76,821

Longfor Group Holdings Ltd.(a)	4,000	26,497

Nine Dragons Paper Holdings Ltd.	19,000	27,812

Offcn Education Technology Co., Ltd., Class A	1,800	7,735

SDIC Power Holdings Co., Ltd., Class A	8,300	12,573

Seazen Group Ltd.*	16,000	19,654

Shandong Buchang Pharmaceuticals Co., Ltd., Class A	4,200	14,628

Shandong Linglong Tyre Co., Ltd., Class A	1,800	12,851

Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H(b)	3,000	12,792

Shanghai Pharmaceuticals Holding Co., Ltd., Class H	9,400	18,451

Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A*	9,900	16,190

Shenzhen International Holdings Ltd.	10,500	17,585

Shenzhen Investment Ltd.	52,000	18,059

Sinotruk Hong Kong Ltd.	4,000	11,988

Suning.com Co., Ltd., Class A	14,100	14,799

Tencent Holdings Ltd.	1,700	133,386

Tingyi Cayman Islands Holding Corp.	12,000	22,041

Tongcheng-Elong Holdings Ltd.*	19,600	44,220

Topsports International Holdings Ltd.(a)	23,000	34,258

Uni-President China Holdings Ltd.	23,000	27,987

Vipshop Holdings Ltd. ADR*	1,383	41,296

Wangfujing Group Co., Ltd., Class A	3,300	15,113

Want Want China Holdings Ltd.	34,000	25,496

Wuchan Zhongda Group Co., Ltd., Class A	21,200	15,718

Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	3,500	11,725

Xiamen C & D, Inc., Class A	7,000	8,992

Xinjiang Goldwind Science & Technology Co., Ltd., Class H	6,800	12,770

Yadea Group Holdings Ltd.(a)	4,000	8,880

Yanzhou Coal Mining Co., Ltd., Class H	14,000	16,567

Yuexiu Property Co., Ltd.	84,000	19,016

Yum China Holdings, Inc.	427	25,283

Zhejiang Expressway Co., Ltd., Class H	18,000	15,952

Zhongsheng Group Holdings Ltd.	10,500	74,012

Total China		2,089,578

Hong Kong – 1.1%

Kingboard Laminates Holdings Ltd.	17,000	36,779

Vinda International Holdings Ltd.	6,000	20,259

Total Hong Kong		57,038

Hungary – 0.4%

Richter Gedeon Nyrt	703	20,767

India – 10.6%

Aurobindo Pharma Ltd.	590	7,112

Bajaj Auto Ltd.*	266	13,354

Britannia Industries Ltd.	316	15,668

Cipla Ltd.*	1,516	16,901

Coal India Ltd.	3,149	5,614

Colgate-Palmolive India Ltd.	843	17,979

Dr. Reddy’s Laboratories Ltd.	277	17,110

See Notes to Financial Statements.

36	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

March 31, 2021

Investments	Shares	Value

GAIL India Ltd.	2,488	$4,611

Grasim Industries Ltd.	1,216	24,125

HCL Technologies Ltd.	5,459	73,369

Hindustan Petroleum Corp., Ltd.	1,509	4,840

Indian Oil Corp., Ltd.	6,163	7,742

Infosys Ltd.	3,204	59,951

Infosys Ltd. ADR	664	12,430

Ipca Laboratories Ltd.	552	14,373

Lupin Ltd.	1,012	14,125

Marico Ltd.	3,137	17,647

MRF Ltd.	13	14,626

Petronet LNG Ltd.	1,917	5,890

Power Grid Corp. of India Ltd.	2,997	8,840

Sun Pharmaceutical Industries Ltd.	1,845	15,085

Tech Mahindra Ltd.	5,149	69,822

Torrent Pharmaceuticals Ltd.	460	16,012

Vedanta Ltd.	6,167	19,295

Wipro Ltd.	9,667	54,758

Wipro Ltd. ADR	2,367	15,007

Total India		546,286

Malaysia – 4.4%

Fraser & Neave Holdings Bhd	1,600	11,576

Genting Plantations Bhd	4,600	10,095

HAP Seng Consolidated Bhd	7,000	14,096

Hartalega Holdings Bhd	3,100	6,676

Hong Leong Financial Group Bhd	4,300	18,065

IHH Healthcare Bhd	7,000	8,981

IOI Corp. Bhd	10,200	10,307

Kossan Rubber Industries	6,100	4,796

Kuala Lumpur Kepong Bhd	2,200	12,171

MISC Bhd	5,900	9,704

Nestle Malaysia Bhd	600	19,535

Petronas Gas Bhd	3,200	12,348

QL Resources Bhd	12,200	17,830

Sime Darby Bhd	24,400	14,123

Supermax Corp. Bhd	5,700	5,237

Telekom Malaysia Bhd	17,700	26,167

Tenaga Nasional Bhd	4,000	9,763

Top Glove Corp. Bhd	5,500	5,995

Westports Holdings Bhd	10,900	11,041

Total Malaysia		228,506

Mexico – 1.0%

Gruma S.A.B. de C.V., Class B	1,350	15,927

Grupo Mexico S.A.B. de C.V. Series B	4,500	23,634

Kimberly-Clark de Mexico S.A.B. de C.V., Class A	8,600	14,682

Total Mexico		54,243

Philippines – 2.6%

Globe Telecom, Inc.	630	24,402

International Container Terminal Services, Inc.	4,200	10,470

Manila Electric Co.	3,230	18,101

Metro Pacific Investments Corp.	263,000	20,265

PLDT, Inc.	1,225	30,816

Puregold Price Club, Inc.	17,920	14,509

Universal Robina Corp.	5,420	14,852

Total Philippines		133,415

Poland – 1.0%

Cyfrowy Polsat S.A.	4,592	34,399

Dino Polska S.A.*(a)	139	9,180

Polskie Gornictwo Naftowe i Gazownictwo S.A.	3,852	5,871

Total Poland		49,450

Russia – 2.1%

Novolipetsk Steel PJSC GDR	980	31,243

PhosAgro PJSC GDR(c)	1,910	33,272

Severstal PAO GDR(c)	1,690	34,104

X5 Retail Group N.V. GDR(c)	386	12,445

Total Russia		111,064

South Africa – 4.7%

African Rainbow Minerals Ltd.	944	17,779

AngloGold Ashanti Ltd.	808	17,611

Aspen Pharmacare Holdings Ltd.*	894	8,740

Gold Fields Ltd.	1,776	16,539

Harmony Gold Mining Co., Ltd.*(b)	4,088	17,331

Impala Platinum Holdings Ltd.	875	16,220

Kumba Iron Ore Ltd.	440	18,132

MTN Group	1,733	10,193

MultiChoice Group	3,594	31,385

Shoprite Holdings Ltd.	1,194	12,705

Sibanye Stillwater Ltd.(b)	3,108	13,681

SPAR Group Ltd. (The)	1,169	15,033

Tiger Brands Ltd.	1,035	14,772

Vodacom Group Ltd.	3,879	33,168

Total South Africa		243,289

South Korea – 8.4%

BGF Retail Co., Ltd.	139	19,405

Cheil Worldwide, Inc.	1,318	24,747

CJ Logistics Corp.*	168	27,165

Hankook Tire & Technology Co., Ltd.	787	34,109

Hyundai Marine & Fire Insurance Co., Ltd.	1,115	24,137

Kia Motors Corp.	451	33,036

KT&G Corp.	616	44,305

Kumho Petrochemical Co., Ltd.	219	51,279

Meritz Securities Co., Ltd.	4,732	19,275

Pearl Abyss Corp.*	111	30,218

Samsung Electronics Co., Ltd.	1,315	94,580

Seegene, Inc.	288	33,107

Total South Korea		435,363

Taiwan – 19.6%

Accton Technology Corp.	1,000	9,673

Acer, Inc.	19,000	20,942

ASE Technology Holding Co., Ltd.	4,000	15,070

Asia Cement Corp.	4,000	6,701

Asustek Computer, Inc.	2,000	26,110

Catcher Technology Co., Ltd.	2,000	14,825

Cathay Financial Holding Co., Ltd.	82,000	137,802

See Notes to Financial Statements.

WisdomTree Trust	37

Schedule of Investments (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

March 31, 2021

Investments	Shares	Value

Cheng Shin Rubber Industry Co., Ltd.	4,000	$6,757

Chicony Electronics Co., Ltd.	6,000	21,344

China Life Insurance Co., Ltd.	34,480	31,117

Compal Electronics, Inc.	23,000	21,523

Delta Electronics, Inc.	2,000	20,187

Evergreen Marine Corp. Taiwan Ltd.*	4,000	6,379

Fubon Financial Holding Co., Ltd.	67,000	133,375

Globalwafers Co., Ltd.	1,000	26,285

Hon Hai Precision Industry Co., Ltd.	4,000	17,383

Innolux Corp.*	15,000	11,092

Inventec Corp.	20,000	18,925

Lite-On Technology Corp.	10,000	22,010

Micro-Star International Co., Ltd.	3,000	18,295

Novatek Microelectronics Corp.	1,000	20,152

Pegatron Corp.	7,000	18,179

Phison Electronics Corp.	1,000	17,121

Pou Chen Corp.	5,000	5,783

Powertech Technology, Inc.	5,000	18,487

President Chain Store Corp.	1,000	9,533

Quanta Computer, Inc.	6,000	20,608

Realtek Semiconductor Corp.	1,000	17,313

Standard Foods Corp.	2,000	4,108

Synnex Technology International Corp.	11,000	21,011

Taiwan Cement Corp.	3,285	5,388

Taiwan Semiconductor Manufacturing Co., Ltd.	8,000	164,581

Uni-President Enterprises Corp.	2,000	5,117

Unimicron Technology Corp.	2,000	6,414

United Microelectronics Corp.	10,000	17,594

Vanguard International Semiconductor Corp.	4,000	15,140

Win Semiconductors Corp.	1,000	13,703

Winbond Electronics Corp.	6,000	6,203

Wistron Corp.	14,000	16,437

WPG Holdings Ltd.	12,000	20,524

Total Taiwan		1,009,191

Turkey – 2.7%

Akbank T.A.S.	56,439	31,983

BIM Birlesik Magazalar AS	1,966	16,771

Eregli Demir ve Celik Fabrikalari T.A.S.	9,855	18,171

Ford Otomotiv Sanayi AS	686	16,022

Turkcell Iletisim Hizmetleri AS	13,992	25,308

Turkiye Is Bankasi AS Group C*	28,647	16,684

Yapi ve Kredi Bankasi AS*	55,096	14,646

Total Turkey		139,585
TOTAL COMMON STOCKS (Cost: $4,366,554)		5,117,775

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%

United States – 0.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(d)
(Cost: $8,550)	8,550	8,550

TOTAL INVESTMENTS IN SECURITIES – 99.3% (Cost: $4,375,104)		5,126,325

Other Assets less Liabilities – 0.7%		35,274

NET ASSETS – 100.0%		$5,161,599
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at March 31, 2021 (See Note 2). At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $32,692 and the total market value of the collateral held by the Fund was $34,481. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $25,931.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of March 31, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2021 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2021	Dividend Income
WisdomTree Emerging Markets Multifactor Fund^	$—	$97,989	$95,342	$(2,647)	$—	$—	$593
^	As of March 31, 2021, the Fund did not hold a position in this affiliate.

See Notes to Financial Statements.

38	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

March 31, 2021

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	4/8/2021	20,664	USD	6,376,092	HUF	$—	$(22)
HSBC Holdings PLC	4/1/2021	32,610	ZAR	2,177	USD	31	—
HSBC Holdings PLC	4/7/2021	175,644	USD	1,284,512	TRY	21,133	—
Morgan Stanley & Co. International	4/8/2021	46,494	USD	179,998	PLN	877	—
State Street Bank and Trust	4/5/2021	74,302	PHP	1,534	USD	—	(3)
						$22,041	$(25)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$5,117,775	$—	$—	$5,117,775
Investment of Cash Collateral for Securities Loaned	—	8,550	—	8,550
Total Investments in Securities	$5,117,775	$8,550	$—	$5,126,325
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$22,041	$—	$22,041
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(25)	$—	$(25)
Total – Net	$5,117,775	$30,566	$—	$5,148,341
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	39

Schedule of Investments

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

March 31, 2021

Investments	Shares	Value

COMMON STOCKS – 100.1%

Brazil – 4.2%

B3 S.A. – Brasil Bolsa Balcao	38,128	$369,050

Banco Bradesco S.A.	57,308	238,758

Banco Bradesco S.A., Preference Shares	83,394	395,615

Banco do Brasil S.A.	38,886	209,831

Banco Santander Brasil S.A.	28,896	202,779

Cia de Saneamento Basico do Estado de Sao Paulo	24,997	182,505

Cia Paranaense de Energia, Class A, Preference Shares	117,350	148,273

CPFL Energia S.A.	35,006	188,709

Equatorial Energia S.A.	60,036	263,848

Itausa S.A., Preference Shares	137,783	251,980

Lojas Americanas S.A., Preference Shares	46,449	184,051

Lojas Renner S.A.	30,213	228,030

Petrobras Distribuidora S.A.	41,407	162,018

Porto Seguro S.A.	18,771	156,275

Raia Drogasil S.A.	36,459	161,911

Telefonica Brasil S.A.	20,816	163,156

TIM S.A.	111,556	250,472

WEG S.A.	18,910	249,855

Total Brazil		4,007,116

Chile – 0.7%

Embotelladora Andina S.A., Class B, Preference Shares	63,291	168,271

Empresa Nacional de Telecomunicaciones S.A.	31,370	197,591

Enel Americas S.A.	1,488,881	248,906

Total Chile		614,768

China – 32.5%

Anhui Conch Cement Co., Ltd., Class A	37,800	295,365

ANTA Sports Products Ltd.	31,000	505,605

Apeloa Pharmaceutical Co., Ltd., Class A	24,300	105,467

BAIC Motor Corp., Ltd., Class H(a)	282,500	90,479

Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	17,400	135,802

Brilliance China Automotive Holdings Ltd.	242,000	227,232

BYD Electronic International Co., Ltd.(b)	39,000	227,746

Centre Testing International Group Co., Ltd., Class A	25,200	109,565

China Aoyuan Group Ltd.	208,000	223,398

China Conch Venture Holdings Ltd.	72,000	338,493

China Everbright Environment Group Ltd.	232,000	156,965

China Gas Holdings Ltd.	74,200	303,979

China Jinmao Holdings Group Ltd.	486,000	195,039

China Lesso Group Holdings Ltd.	114,000	245,172

China Medical System Holdings Ltd.	208,000	411,481

China Mengniu Dairy Co., Ltd.*	81,000	463,634

China Merchants Bank Co., Ltd., Class H	77,500	591,634

China National Building Material Co., Ltd., Class H	324,000	467,593

China Oilfield Services Ltd., Class H	284,000	292,239

China Overseas Land & Investment Ltd.	90,000	233,843

China Overseas Property Holdings Ltd.	275,000	256,803

China Railway Group Ltd., Class H	319,000	168,641

China Resources Beer Holdings Co., Ltd.	42,000	329,271

China Resources Cement Holdings Ltd.	332,000	372,806

China Resources Gas Group Ltd.	58,000	321,540

China Resources Land Ltd.	85,000	411,637

China Shenhua Energy Co., Ltd., Class H	119,000	245,211

China Yuhua Education Corp., Ltd.(a)	144,000	112,800

Chongqing Zhifei Biological Products Co., Ltd., Class A	22,700	597,334

CIFI Holdings Group Co., Ltd.	416,000	403,455

Country Garden Holdings Co., Ltd.(b)	270,518	347,262

Da An Gene Co., Ltd. of Sun Yat-Sen University, Class A	17,100	79,383

ENN Energy Holdings Ltd.	28,100	450,716

Far East Horizon Ltd.(b)	343,000	412,070

G-bits Network Technology Xiamen Co., Ltd., Class A	1,100	62,458

Geely Automobile Holdings Ltd.	153,000	389,267

Great Wall Motor Co., Ltd., Class H(b)	108,500	300,751

Guangdong Investment Ltd.	124,000	201,923

Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	6,100	121,274

Haitong Securities Co., Ltd., Class H	167,200	154,631

Hangzhou Tigermed Consulting Co., Ltd., Class A	5,000	114,500

Huaxin Cement Co., Ltd., Class A	24,500	88,731

Industrial & Commercial Bank of China Ltd., Class H	809,000	580,648

Jiangsu Hengli Hydraulic Co., Ltd., Class A	9,500	129,638

Jiangsu Hengrui Medicine Co., Ltd., Class A	30,477	428,166

Jiangsu Zhongnan Construction Group Co., Ltd., Class A	64,500	68,682

Kweichow Moutai Co., Ltd., Class A	1,600	490,374

KWG Group Holdings Ltd.	276,000	472,162

Lenovo Group Ltd.	270,000	384,104

Lepu Medical Technology Beijing Co., Ltd., Class A	39,700	177,514

Logan Group Co., Ltd.	211,000	355,536

Longfor Group Holdings Ltd.(a)	80,500	533,253

NetEase, Inc. ADR	7,419	766,086

New China Life Insurance Co., Ltd., Class H	69,700	269,854

People’s Insurance Co. Group of China Ltd. (The), Class H	544,000	176,331

Ping An Insurance Group Co. of China Ltd., Class H	72,500	863,068

Postal Savings Bank of China Co., Ltd., Class H(a)(b)	419,000	313,127

Seazen Holdings Co., Ltd., Class A	19,140	142,492

Shandong Weigao Group Medical Polymer Co., Ltd., Class H	108,000	213,098

Shanghai Baosight Software Co., Ltd., Class A	9,100	81,116

Shanghai Pharmaceuticals Holding Co., Ltd., Class H	111,100	218,072

Shenzhen Expressway Co., Ltd., Class H	134,000	145,127

Shenzhen International Holdings Ltd.	129,232	216,427

Shenzhou International Group Holdings Ltd.	23,900	495,249

Shimao Group Holdings Ltd.	43,500	136,804

Silergy Corp.	3,000	242,351

Sino Biopharmaceutical Ltd.	437,000	437,312

Sinotruk Hong Kong Ltd.	215,500	645,853

See Notes to Financial Statements.

40	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

March 31, 2021

Investments	Shares	Value

SSY Group Ltd.(b)	366,000	$213,260

Sun Art Retail Group Ltd.(b)	154,000	125,982

Sunac China Holdings Ltd.	80,000	343,175

Sunny Optical Technology Group Co., Ltd.	19,700	449,014

Tencent Holdings Ltd.	61,500	4,825,422

Tingyi Cayman Islands Holding Corp.	194,000	356,336

Tsingtao Brewery Co., Ltd., Class H	22,000	194,972

Uni-President China Holdings Ltd.	259,000	315,153

Wanhua Chemical Group Co., Ltd., Class A	9,500	153,043

Want Want China Holdings Ltd.	336,000	251,964

Weichai Power Co., Ltd., Class H	188,000	464,290

Wuhan Guide Infrared Co., Ltd., Class A	16,500	90,140

Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	77,500	259,634

Xinyi Solar Holdings Ltd.	116,000	190,686

Yealink Network Technology Corp Ltd., Class A	9,000	93,597

Yihai International Holding Ltd.*(b)	47,000	486,658

Yuexiu Property Co., Ltd.	694,000	157,110

Zhejiang Dingli Machinery Co., Ltd., Class A	5,700	83,739

Zhongsheng Group Holdings Ltd.	90,700	639,320

Zijin Mining Group Co., Ltd., Class H	210,000	258,231

Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	137,200	195,888

Total China		30,693,253

Hong Kong – 0.3%

Bosideng International Holdings Ltd.	412,000	185,479

Vinda International Holdings Ltd.(b)	37,000	124,929

Total Hong Kong		310,408

Hungary – 0.2%

Richter Gedeon Nyrt	6,351	187,615

India – 15.6%

Adani Ports & Special Economic Zone Ltd.	40,578	389,831

Asian Paints Ltd.	8,628	299,433

Aurobindo Pharma Ltd.	16,464	198,454

Bajaj Finance Ltd.	6,406	451,214

Bandhan Bank Ltd.*(a)	35,397	164,074

Berger Paints India Ltd.	21,741	227,479

Britannia Industries Ltd.	5,670	281,124

Cipla Ltd.*	45,436	506,538

Colgate-Palmolive India Ltd.	9,638	205,557

Container Corp. of India Ltd.	31,702	259,292

Divi’s Laboratories Ltd.*	4,114	203,849

Dr. Reddy’s Laboratories Ltd.	6,650	410,749

GAIL India Ltd.	152,678	282,955

Grasim Industries Ltd.	16,677	330,866

Havells India Ltd.	18,793	269,993

HCL Technologies Ltd.	20,997	282,200

HDFC Asset Management Co., Ltd.(a)	5,237	209,082

Hindustan Unilever Ltd.	15,136	503,369

Indraprastha Gas Ltd.	33,379	233,906

Indus Towers Ltd.	54,514	182,673

Info Edge India Ltd.	3,591	210,240

Infosys Ltd.	54,274	1,015,535

ITC Ltd.	96,857	289,457

JSW Steel Ltd.	84,281	540,000

Jubilant Foodworks Ltd.*	6,432	256,084

Larsen & Toubro Ltd.	14,943	289,995

Marico Ltd.	53,721	302,206

Nestle India Ltd.	1,777	417,193

Petronet LNG Ltd.	95,942	294,792

Pidilite Industries Ltd.*	11,589	286,802

Piramal Enterprises Ltd.	8,936	214,271

Power Grid Corp. of India Ltd.	122,509	361,342

Reliance Industries Ltd.	32,803	898,705

Shree Cement Ltd.*	905	364,722

Shriram Transport Finance Co., Ltd.	17,000	330,705

Sun Pharmaceutical Industries Ltd.	33,167	271,183

Tata Consultancy Services Ltd.	17,412	756,803

Tech Mahindra Ltd.	32,628	442,448

Titan Co., Ltd.	16,688	355,620

Torrent Pharmaceuticals Ltd.	5,852	203,705

UltraTech Cement Ltd.	3,605	332,226

UPL Ltd.	22,962	201,578

Wipro Ltd.	40,806	231,144

Total India		14,759,394

Indonesia – 2.6%

Bank Central Asia Tbk PT	202,000	432,162

Bank Mandiri Persero Tbk PT	691,300	292,702

Bank Rakyat Indonesia Persero Tbk PT	1,311,000	397,136

Charoen Pokphand Indonesia Tbk PT	777,000	374,458

Gudang Garam Tbk PT*	72,000	179,319

Indah Kiat Pulp & Paper Tbk PT	665,600	478,865

Kalbe Farma Tbk PT	2,520,831	272,475

Total Indonesia		2,427,117

Malaysia – 2.1%

AMMB Holdings Bhd	187,200	132,279

Dialog Group Bhd	261,000	195,758

Hartalega Holdings Bhd	196,000	422,110

Kossan Rubber Industries	78,400	61,638

Petronas Gas Bhd	40,000	154,347

PPB Group Bhd	31,300	139,648

Sime Darby Bhd	225,500	130,520

Telekom Malaysia Bhd	139,700	206,526

Tenaga Nasional Bhd	87,600	213,798

Top Glove Corp. Bhd	140,300	152,938

Westports Holdings Bhd	152,600	154,569

Total Malaysia		1,964,131

Mexico – 0.8%

Gruma S.A.B. de C.V., Class B	20,360	240,204

Grupo Bimbo S.A.B. de C.V. Series A	150,275	315,085

Kimberly-Clark de Mexico S.A.B. de C.V., Class A	91,150	155,611

Total Mexico		710,900

Philippines – 1.4%

Bank of the Philippine Islands	120,710	202,686

Globe Telecom, Inc.	6,475	250,796

See Notes to Financial Statements.

WisdomTree Trust	41

Schedule of Investments (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

March 31, 2021

Investments	Shares	Value

International Container Terminal Services, Inc.	137,470	$342,701

Megaworld Corp.	2,568,000	189,409

Puregold Price Club, Inc.	165,200	133,760

Universal Robina Corp.	69,590	190,687

Total Philippines		1,310,039

Poland – 0.2%

Polski Koncern Naftowy Orlen S.A.	14,122	227,111

Russia – 1.7%

Mobile TeleSystems PJSC ADR	25,503	212,695

Novatek PJSC GDR(c)	2,310	456,225

Polymetal International PLC	10,570	207,012

Rosneft Oil Co. PJSC GDR(c)	46,074	348,411

Surgutneftegas PJSC ADR	31,589	141,835

VTB Bank PJSC GDR(c)	184,417	201,014

Total Russia		1,567,192

Singapore – 0.2%

BOC Aviation Ltd.(a)	19,200	185,963

South Africa – 2.2%

Anglo American Platinum Ltd.(b)	3,536	515,365

Exxaro Resources Ltd.	26,507	312,097

Gold Fields Ltd.	25,208	234,748

Kumba Iron Ore Ltd.	9,695	399,520

Sanlam Ltd.	56,179	226,485

SPAR Group Ltd. (The)	19,524	251,073

Vodacom Group Ltd.	21,502	183,855

Total South Africa		2,123,143

South Korea – 13.5%

BGF Retail Co., Ltd.	1,356	189,307

Cheil Worldwide, Inc.	13,475	253,010

CJ CheilJedang Corp.	429	155,793

CJ Corp.	2,091	173,673

CJ ENM Co., Ltd.	1,686	211,988

DL Holdings Co., Ltd.	1,488	115,043

Douzone Bizon Co., Ltd.	1,368	118,699

Fila Holdings Corp.	5,985	228,189

GS Engineering & Construction Corp.	12,599	478,690

GS Retail Co., Ltd.	3,945	132,981

Hana Financial Group, Inc.	10,917	412,854

Hyundai Glovis Co., Ltd.	1,125	186,382

Korea Aerospace Industries Ltd.	8,034	260,879

Korea Investment Holdings Co., Ltd.	3,039	229,855

Korea Zinc Co., Ltd.	453	163,508

KT&G Corp.	2,764	198,798

Kumho Petrochemical Co., Ltd.	3,436	804,542

LG Corp.	2,746	219,340

LG Electronics, Inc.	5,389	714,248

LG Household & Health Care Ltd.	301	417,557

LG Household & Health Care Ltd., Preference Shares	371	224,550

LG Innotek Co., Ltd.	1,295	235,143

Mirae Asset Daewoo Co., Ltd.	20,390	177,641

NAVER Corp.	1,812	603,600

NCSoft Corp.	639	492,907

Orion Corp.	1,356	156,957

Posco International Corp.	11,638	207,206

S-1 Corp.	2,495	180,112

Samsung C&T Corp.	2,109	232,004

Samsung Electronics Co., Ltd.	53,504	3,848,222

Samsung SDS Co., Ltd.	1,497	255,948

Samsung Securities Co., Ltd.	7,935	276,594

Yuhan Corp.	2,961	164,827

Total South Korea		12,721,047

Taiwan – 18.8%

Accton Technology Corp.	29,000	280,517

Advantech Co., Ltd.	27,895	346,085

Asia Cement Corp.	182,000	304,896

ASMedia Technology, Inc.	3,000	156,661

Chailease Holding Co., Ltd.	72,264	498,931

Chicony Electronics Co., Ltd.	73,000	259,682

E.Sun Financial Holding Co., Ltd.	414,131	378,818

Eclat Textile Co., Ltd.	15,000	252,339

Feng TAY Enterprise Co., Ltd.	48,377	330,618

Giant Manufacturing Co., Ltd.	18,000	217,012

Hiwin Technologies Corp.	28,677	404,531

Hon Hai Precision Industry Co., Ltd.	176,000	764,869

Largan Precision Co., Ltd.	3,000	337,504

Lite-On Technology Corp.	115,000	253,110

Micro-Star International Co., Ltd.	73,000	445,169

Nanya Technology Corp.	126,000	405,825

Nien Made Enterprise Co., Ltd.	30,000	418,463

Novatek Microelectronics Corp.	41,000	826,236

Powertech Technology, Inc.	78,000	288,403

President Chain Store Corp.	37,000	352,714

Quanta Computer, Inc.	81,000	278,204

Realtek Semiconductor Corp.	34,000	588,652

SinoPac Financial Holdings Co., Ltd.	444,000	199,958

Standard Foods Corp.	145,000	297,796

Synnex Technology International Corp.	206,000	393,474

Taiwan Cement Corp.	179,000	293,597

Taiwan Cooperative Financial Holding Co., Ltd.	252,000	186,794

Taiwan Semiconductor Manufacturing Co., Ltd.	264,291	5,437,172

United Microelectronics Corp.	211,000	371,226

Walsin Technology Corp.	62,000	542,144

Wistron Corp.	170,000	199,594

Wiwynn Corp.	7,000	206,813

Yageo Corp.	38,000	736,481

Yuanta Financial Holding Co., Ltd.	309,000	243,665

Zhen Ding Technology Holding Ltd.	63,000	266,060

Total Taiwan		17,764,013

Thailand – 2.1%

Charoen Pokphand Foods PCL NVDR	176,800	166,899

Energy Absolute PCL NVDR	120,900	239,866

Global Power Synergy PCL NVDR	91,000	224,224

Home Product Center PCL NVDR	311,300	147,432

Intouch Holdings PCL NVDR	86,600	160,730

See Notes to Financial Statements.

42	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

March 31, 2021

Investments	Shares	Value

Krungthai Card PCL NVDR(b)	128,900	$325,859

Muangthai Capital PCL NVDR	97,700	221,193

Osotspa PCL NVDR	115,300	130,058

PTT Exploration & Production PCL NVDR	70,300	256,454

Thai Union Group PCL NVDR	289,500	136,181

Total Thailand		2,008,896

Turkey – 1.0%

Aselsan Elektronik Sanayi ve Ticaret AS	158,760	286,780

Ford Otomotiv Sanayi AS	21,661	505,914

Turkcell Iletisim Hizmetleri AS	69,652	125,986

Total Turkey		918,680
TOTAL COMMON STOCKS (Cost: $70,787,248)		94,500,786

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.1%

United States – 1.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(d)
(Cost: $1,102,243)	1,102,243	1,102,243

TOTAL INVESTMENTS IN SECURITIES – 101.2% (Cost: $71,889,491)		95,603,029

Other Assets less Liabilities – (1.2)%		(1,172,491)

NET ASSETS – 100.0%		$94,430,538
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at March 31, 2021 (See Note 2). At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,095,951 and the total market value of the collateral held by the Fund was $3,639,473. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,537,230.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of March 31, 2021.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
China	$30,466,021	$227,232	$—	$30,693,253
Other	63,807,533	—	—	63,807,533
Investment of Cash Collateral for Securities Loaned	—	1,102,243	—	1,102,243
Total Investments in Securities	$94,273,554	$1,329,475	$—	$95,603,029

See Notes to Financial Statements.

WisdomTree Trust	43

Schedule of Investments

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2021

Investments	Shares	Value

COMMON STOCKS – 99.5%

Brazil – 4.4%

AES Brasil Energia S.A.	1,551,191	$4,783,045

Alupar Investimento S.A.	216,920	986,000

BR Properties S.A.	297,684	453,674

BrasilAgro – Co. Brasileira de Propriedades Agricolas	141,264	568,761

Cia de Locacao das Americas	567,928	2,493,932

Cia de Saneamento de Minas Gerais-COPASA	946,377	2,532,393

Cia de Saneamento do Parana	1,160,815	4,525,595

Cia Hering	349,525	996,608

Construtora Tenda S.A.	269,233	1,240,008

Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	1,730,003	7,557,075

Direcional Engenharia S.A.	382,866	842,672

Duratex S.A.	694,175	2,299,155

EDP – Energias do Brasil S.A.	1,230,571	4,315,612

Ez Tec Empreendimentos e Participacoes S.A.	117,523	667,484

Fleury S.A.	604,208	2,741,046

Grendene S.A.	1,164,491	1,630,246

Guararapes Confeccoes S.A.	403,147	979,469

Iguatemi Empresa de Shopping Centers S.A.	157,393	1,043,151

JHSF Participacoes S.A.	733,372	904,531

Movida Participacoes S.A.	222,631	660,831

Multiplan Empreendimentos Imobiliarios S.A.	484,065	2,100,789

Odontoprev S.A.	1,041,300	2,426,563

Qualicorp Consultoria e Corretora de Seguros S.A.	161,809	870,265

Sao Martinho S.A.	287,846	1,512,939

SLC Agricola S.A.	324,490	2,566,938

Smiles Fidelidade S.A.	499,437	1,885,169

TOTVS S.A.	395,123	2,025,679

Transmissora Alianca de Energia Eletrica S.A.	3,647,870	25,159,507

Wiz Solucoes e Corretagem de Seguros S.A.	621,012	828,676

YDUQS Participacoes S.A.	637,516	3,017,553

Total Brazil		84,615,366

Chile – 1.3%

AES Gener S.A.	28,002,879	4,757,449

Empresa Nacional de Telecomunicaciones S.A.	653,859	4,118,474

Engie Energia Chile S.A.	2,443,946	2,789,548

Inversiones Aguas Metropolitanas S.A.	3,268,360	2,570,467

Parque Arauco S.A.	2,302,267	4,502,624

SMU S.A.	14,430,858	2,370,325

SONDA S.A.	1,504,053	967,250

Vina Concha y Toro S.A.	1,377,314	2,371,572

Total Chile		24,447,709

China – 18.2%

Anhui Zhongding Sealing Parts Co., Ltd., Class A	563,900	855,098

Asia Cement China Holdings Corp.(a)	4,505,000	4,618,314

Asiainfo Technologies Ltd.(a)(b)	1,147,200	1,764,821

Ausnutria Dairy Corp., Ltd.*(a)	2,011,000	2,633,238

BAIC Motor Corp., Ltd., Class H(a)(b)	11,954,000	3,828,626

Bank of Chongqing Co., Ltd., Class H	1,888,500	1,294,716

Beijing Jingneng Clean Energy Co., Ltd., Class H(a)	10,428,000	2,360,717

Beijing Tong Ren Tang Chinese Medicine Co., Ltd.(a)	837,000	1,143,353

C&D International Investment Group Ltd.(a)	2,905,000	5,268,604

CECEP COSTIN New Materials Group Ltd.*†	4,614,000	1

CECEP Solar Energy Co., Ltd., Class A	2,562,700	2,678,031

CECEP Wind-Power Corp., Class A	1,799,800	1,180,647

Central China Real Estate Ltd.(a)	8,764,000	3,900,397

Chaowei Power Holdings Ltd.	2,104,000	790,240

China Communications Services Corp., Ltd., Class H	11,494,000	5,159,730

China Everbright Greentech Ltd.(a)(b)	3,891,000	1,581,534

China Hanking Holdings Ltd.	3,333,000	574,474

China Harmony Auto Holding Ltd.(a)	2,511,000	1,320,992

China Kepei Education Group Ltd.(a)	1,668,000	1,156,419

China Lilang Ltd.	4,845,000	3,147,136

China Longyuan Power Group Corp., Ltd., Class H	8,476,000	11,512,912

China New Higher Education Group Ltd.(a)(b)	2,556,000	1,423,571

China Overseas Grand Oceans Group Ltd.	11,722,000	7,659,418

China Overseas Property Holdings Ltd.	1,955,000	1,825,634

China Power International Development Ltd.	54,137,000	12,603,846

China Reinsurance Group Corp., Class H	51,116,000	5,457,142

China Resources Double Crane Pharmaceutical Co., Ltd., Class A	496,688	888,052

China Resources Medical Holdings Co., Ltd.	1,905,500	1,499,998

China Risun Group Ltd., Class H(a)	4,180,000	2,440,970

China Sanjiang Fine Chemicals Co., Ltd.(a)	15,391,000	7,206,071

China SCE Group Holdings Ltd.	14,201,000	6,575,848

China South City Holdings Ltd.	21,734,000	2,404,188

China Tian Lun Gas Holdings Ltd.(a)	1,859,000	1,810,113

China Xinhua Education Group Ltd.(b)	1,649,000	494,205

Chinasoft International Ltd.*	888,000	954,882

Chongqing Department Store Co., Ltd., Class A	257,276	1,185,707

CIMC Enric Holdings Ltd.(a)	4,518,000	3,225,296

CIMC Vehicles Group Co., Ltd., Class H(b)	2,284,000	1,809,702

Cinda Real Estate Co., Ltd., Class A	1,300,800	762,025

CITIC Telecom International Holdings Ltd.	14,344,000	5,073,799

COFCO Joycome Foods Ltd.(a)	12,854,000	6,596,925

Colour Life Services Group Co., Ltd.*(a)	1,706,000	746,085

Consun Pharmaceutical Group Ltd.	6,701,000	3,464,942

COSCO Shipping Development Co., Ltd., Class H(a)	28,610,000	4,673,604

CPMC Holdings Ltd.(a)	4,726,000	2,674,710

CT Environmental Group Ltd.*†(a)	6,050,000	198,438

DaFa Properties Group Ltd.(a)	733,000	594,927

Dexin China Holdings Co., Ltd.*(a)	5,332,000	2,050,651

Dongyue Group Ltd.(a)	9,291,811	7,147,133

Duiba Group Ltd.*(a)	1,394,000	410,609

See Notes to Financial Statements.

44	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2021

Investments	Shares	Value

Dynagreen Environmental Protection Group Co., Ltd., Class H	1,473,000	$729,447

E-House China Enterprise Holdings Ltd.(a)	1,701,300	1,590,910

EEKA Fashion Holdings Ltd.(a)	254,000	354,155

Fantasia Holdings Group Co., Ltd.*(a)	6,378,000	836,787

FAWER Automotive Parts Co., Ltd., Class A	590,200	670,784

FriendTimes, Inc.(a)	3,126,000	1,117,800

Fu Shou Yuan International Group Ltd.(a)	1,548,000	1,586,937

Fufeng Group Ltd.*	8,217,000	2,959,386

Fujian Funeng Co., Ltd., Class A	682,300	1,005,495

Fujian Green Pine Co., Ltd., Class A	164,600	535,107

Gansu Qilianshan Cement Group Co., Ltd., Class A	1,274,200	2,861,361

Genertec Universal Medical Group Co., Ltd.(b)	6,587,500	5,405,945

Greatview Aseptic Packaging Co., Ltd.	6,848,000	3,408,828

Greenland Hong Kong Holdings Ltd.	9,923,000	3,586,573

Guangdong Baolihua New Energy Stock Co., Ltd., Class A	2,714,400	2,877,968

Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	616,100	747,215

Hangcha Group Co., Ltd., Class A	306,380	1,093,713

Harbin Boshi Automation Co., Ltd., Class A	497,100	1,073,827

Hebei Construction Group Corp. Ltd., Class H	448,500	149,991

Hisense Home Appliances Group Co., Ltd., Class H	1,848,000	3,090,122

Homeland Interactive Technology Ltd.(a)	900,000	574,189

Hope Education Group Co., Ltd.(a)(b)	4,508,000	1,507,605

Huafa Industrial Co., Ltd. Zhuhai, Class A	5,519,738	5,178,702

Jiangsu Lihua Animal Husbandry Stock Co., Ltd., Class A	110,400	623,158

Jiangxi Wannianqing Cement Co., Ltd., Class A	1,251,300	2,706,855

Jiayuan International Group Ltd.	7,784,000	3,203,931

Jizhong Energy Resources Co., Ltd., Class A	2,146,690	1,231,358

JNBY Design Ltd.	1,805,500	3,228,068

Liuzhou Iron & Steel Co., Ltd., Class A	1,897,000	1,869,507

Long Yuan Construction Group Co., Ltd., Class A	453,300	355,448

Lonking Holdings Ltd.	26,024,000	11,046,338

Luxi Chemical Group Co., Ltd., Class A	2,023,900	4,794,991

LVGEM China Real Estate Investment Co., Ltd.	3,822,000	1,037,298

ORG Technology Co., Ltd., Class A	931,000	764,116

Pingdingshan Tianan Coal Mining Co., Ltd., Class A	2,090,300	1,715,609

Poly Property Services Co., Ltd.(a)	78,800	547,331

Powerlong Commercial Management Holdings Ltd.(a)	216,000	715,420

Q Technology Group Co., Ltd.	625,000	1,271,794

Qinhuangdao Port Co., Ltd., Class A	3,088,500	1,314,556

Redsun Properties Group Ltd.	7,875,000	2,947,636

S-Enjoy Service Group Co., Ltd.*(a)	430,000	1,319,129

Sailun Group Co., Ltd., Class A	2,284,400	3,146,931

Sany Heavy Equipment International Holdings Co., Ltd.	3,232,000	3,837,102

Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	2,418,666	1,867,040

Shandong Chenming Paper Holdings Ltd., Class H(a)	2,231,500	2,063,745

Shandong Yisheng Livestock & Poultry Breeding Co., Ltd., Class A	1,105,730	1,735,768

Shanghai AJ Group Co., Ltd., Class A	2,139,330	2,326,991

Shanghai Industrial Holdings Ltd.	3,607,000	5,381,886

Shanghai Industrial Urban Development Group Ltd.	9,606,000	939,045

Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	308,698	908,905

Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	333,900	722,813

Shanghai Yaoji Technology Co., Ltd., Class A	139,000	507,228

Shenzhen Expressway Co., Ltd., Class A	991,592	1,600,464

Shenzhen Expressway Co., Ltd., Class H(a)	6,916,000	7,490,269

Shenzhen Jinjia Group Co., Ltd., Class A	654,785	969,941

Shenzhen Tagen Group Co., Ltd., Class A	3,266,300	3,189,065

Shougang Fushan Resources Group Ltd.	16,166,412	4,013,297

Sichuan Languang Justbon Services Group Co., Ltd., Class H	174,900	1,165,333

Sinic Holdings Group Co., Ltd., Class H(a)	2,916,000	1,481,545

Sinofert Holdings Ltd.*	10,516,000	1,352,636

Sinoma International Engineering Co., Class A	2,554,750	3,667,460

Sinopec Kantons Holdings Ltd.(a)	8,290,000	3,166,951

Skyfame Realty Holdings Ltd.	13,584,000	1,659,899

SSY Group Ltd.(a)	4,516,000	2,631,373

Tangshan Sanyou Chemical Industries Co., Ltd., Class A	1,090,500	1,801,696

TCL Electronics Holdings Ltd.	3,217,000	2,486,886

Tian Di Science & Technology Co., Ltd., Class A	3,329,800	1,706,808

Tiangong International Co., Ltd.	3,002,000	1,486,626

Tianjin Guangyu Development Co., Ltd., Class A	939,900	824,474

Tianli Education International Holdings Ltd.	800,000	782,049

Tianneng Power International Ltd.(a)	4,236,000	7,998,570

Titan Wind Energy Suzhou Co., Ltd., Class A	457,545	647,054

Tong Ren Tang Technologies Co., Ltd., Class H	2,845,888	1,943,760

Virscend Education Co., Ltd.(b)	7,572,000	1,519,377

Wasu Media Holding Co., Ltd., Class A	1,360,500	1,722,677

Wellhope Foods Co., Ltd., Class A	276,800	507,572

Wisdom Education International Holdings Co., Ltd.(a)	3,204,000	1,425,932

Wuhan Department Store Group Co., Ltd., Class A	316,100	610,982

Xiamen ITG Group Corp., Ltd., Class A	1,710,100	1,727,058

Xiamen Xiangyu Co., Ltd., Class A	2,376,600	2,331,280

Xinxing Ductile Iron Pipes Co., Ltd., Class A	5,903,400	3,620,392

Xinyu Iron & Steel Co., Ltd., Class A	2,943,200	2,577,264

Xtep International Holdings Ltd.(a)	7,751,800	4,536,744

Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H(a)(b)	648,000	823,497

See Notes to Financial Statements.

WisdomTree Trust	45

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2021

Investments	Shares	Value

YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H(a)(b)	935,600	$994,032

Yuzhou Group Holdings Co., Ltd.(a)	22,799,700	6,803,736

Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	1,401,500	1,905,014

Zhejiang Medicine Co., Ltd., Class A	1,470,800	3,145,784

Zhejiang Meida Industrial Co., Ltd., Class A	457,900	1,273,458

Zhejiang Sanmei Chemical Industry Co., Ltd., Class A	261,437	683,206

Zhengzhou Coal Mining Machinery Group Co., Ltd., Class A	1,069,200	1,874,158

Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H(a)	870,600	1,225,085

Zhongshan Public Utilities Group Co., Ltd., Class A	1,356,802	1,821,489

Zhou Hei Ya International Holdings Co., Ltd.(a)(b)	898,000	940,223

Total China		351,836,451

Hong Kong – 1.4%

Canvest Environmental Protection Group Co., Ltd.(a)	2,933,000	1,354,369

China High Speed Transmission Equipment Group Co., Ltd.(a)	2,804,000	2,831,249

China Water Affairs Group Ltd.(a)	6,194,000	5,067,090

Comba Telecom Systems Holdings Ltd.(a)	1,564,000	402,344

Concord New Energy Group Ltd.	42,970,000	3,095,164

Digital China Holdings Ltd.(a)	2,049,000	1,433,743

Guotai Junan International Holdings Ltd.(a)	18,171,000	3,342,298

IVD Medical Holding Ltd.	1,742,000	486,226

Ju Teng International Holdings Ltd.	6,506,000	1,740,635

NetDragon Websoft Holdings Ltd.(a)	812,500	2,069,278

Nissin Foods Co., Ltd.(a)	959,000	730,248

Perfect Shape Medical Ltd.	6,268,000	3,571,602

Prinx Chengshan Cayman Holding Ltd.	703,000	734,246

VPower Group International Holdings Ltd.(a)(b)	1,431,000	331,316

Total Hong Kong		27,189,808

Hungary – 0.1%

Magyar Telekom Telecommunications PLC	1,562,459	2,063,238

India – 9.9%

AIA Engineering Ltd.	66,853	1,876,927

Ajanta Pharma Ltd.	41,981	1,028,887

Amara Raja Batteries Ltd.	244,709	2,857,637

Apollo Tyres Ltd.	866,692	2,651,745

Avanti Feeds Ltd.	78,962	447,601

Balmer Lawrie & Co., Ltd.	711,820	1,253,483

Balrampur Chini Mills Ltd.	295,419	866,696

Birlasoft Ltd.	317,857	1,100,117

Blue Star Ltd.	135,950	1,737,081

Castrol India Ltd.	1,770,983	3,035,054

CCL Products India Ltd.	186,208	595,830

CESC Ltd.	299,913	2,434,745

Chambal Fertilizers and Chemicals Ltd.	1,162,531	3,641,965

Cochin Shipyard Ltd.(b)	246,461	1,261,737

Coforge Ltd.	42,277	1,692,468

CRISIL Ltd.	91,739	2,307,473

Cummins India Ltd.	551,932	6,942,391

Cyient Ltd.	420,910	3,727,318

DCM Shriram Ltd.	166,479	1,141,112

Deepak Nitrite Ltd.	84,336	1,910,757

Dr. Lal PathLabs Ltd.(b)	27,008	999,976

Emami Ltd.	327,826	2,179,117

Engineers India Ltd.	3,199,986	3,370,076

EPL Ltd.	332,412	1,071,384

Eris Lifesciences Ltd.(b)	113,186	936,589

Exide Industries Ltd.	1,542,904	3,874,472

Finolex Cables Ltd.	227,441	1,185,053

Finolex Industries Ltd.	157,991	1,374,328

Firstsource Solutions Ltd.	1,434,692	2,235,030

Glenmark Pharmaceuticals Ltd.	103,956	660,729

Godfrey Phillips India Ltd.	69,333	868,396

Godrej Agrovet Ltd.(b)	54,512	390,534

Great Eastern Shipping Co., Ltd. (The)	495,603	2,119,643

Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	342,795	1,407,493

Gujarat State Fertilizers & Chemicals Ltd.	724,667	805,805

Gujarat State Petronet Ltd.	679,085	2,538,892

HeidelbergCement India Ltd.	617,192	1,971,942

Housing & Urban Development Corp. Ltd.	1,548,835	928,914

ICICI Securities Ltd.(b)	321,506	1,683,302

Indiabulls Housing Finance Ltd.*	3,313,766	8,906,054

Indian Energy Exchange Ltd.(b)	424,048	1,930,187

Indian Hotels Co., Ltd. (The)	567,723	860,742

IRB Infrastructure Developers Ltd.	857,628	1,273,884

IRCON International Ltd.(b)	480,414	580,199

JB Chemicals & Pharmaceuticals Ltd.	73,836	1,267,852

Jindal Saw Ltd.	633,271	642,246

JK Paper Ltd.	611,408	1,253,109

JSW Energy Ltd.	999,854	1,201,377

Jubilant Pharmova Ltd.	133,252	1,241,325

Jyothy Labs Ltd.	465,517	871,009

Kajaria Ceramics Ltd.	81,647	1,035,080

Kalpataru Power Transmission Ltd.	168,861	870,706

KEC International Ltd.*	176,876	993,924

L&T Finance Holdings Ltd.	1,919,520	2,516,435

L&T Technology Services Ltd.(b)	44,228	1,605,398

LIC Housing Finance Ltd.	1,072,225	6,279,622

Mahanagar Gas Ltd.	194,318	3,106,776

Manappuram Finance Ltd.	682,668	1,393,090

Metropolis Healthcare Ltd.(b)	22,899	701,937

MOIL Ltd.	545,963	1,124,203

Multi Commodity Exchange of India Ltd.	87,207	1,804,583

Natco Pharma Ltd.	93,585	1,056,697

Navin Fluorine International Ltd.	36,877	1,389,563

NIIT Ltd.	896,490	1,690,872

NLC India Ltd.	2,149,877	1,481,989

NOCIL Ltd.	304,781	728,461

Oil India Ltd.	4,343,008	7,294,406

Persistent Systems Ltd.	58,901	1,548,418

See Notes to Financial Statements.

46	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2021

Investments	Shares	Value

Phillips Carbon Black Ltd.	318,488	$831,137

Polyplex Corp. Ltd.	205,072	2,420,573

Prestige Estates Projects Ltd.	201,052	840,355

Rallis India Ltd.	203,975	705,269

Redington India Ltd.	1,249,426	3,261,397

Shriram Transport Finance Co., Ltd.	165,969	3,228,636

SJVN Ltd.	7,685,890	2,738,437

Sobha Ltd.	149,840	895,489

Sonata Software Ltd.	687,932	4,791,096

Sterling & Wilson Solar Ltd.*	212,739	752,012

Sterlite Technologies Ltd.	568,850	1,510,942

Sudarshan Chemical Industries	110,223	781,140

Sundaram Finance Ltd.	97,058	3,412,255

Sundram Fasteners Ltd.	169,598	1,856,760

Supreme Industries Ltd.	87,664	2,449,214

Tata Chemicals Ltd.	732,961	7,536,750

Tata Elxsi Ltd.	74,657	2,749,740

Thermax Ltd.	70,969	1,304,138

Timken India Ltd.	212,262	3,763,966

Torrent Power Ltd.	1,259,182	7,298,782

Trident Ltd.*	6,162,723	1,184,268

Varun Beverages Ltd.	58,255	799,123

Welspun Corp., Ltd.	2,360,344	4,466,377

Welspun India Ltd.	685,835	758,404

Yes Bank Ltd.*(c)	5,997,912	1,279,751

Total India		191,378,854

Indonesia – 1.5%

Ace Hardware Indonesia Tbk PT	12,160,800	1,276,779

AKR Corporindo Tbk PT	8,113,045	1,798,555

Bank BTPN Syariah Tbk PT	3,980,900	953,772

Bank Danamon Indonesia Tbk PT	6,733,000	1,265,479

Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	48,946,528	4,903,077

Bank Pembangunan Daerah Jawa Timur Tbk PT	44,820,200	2,422,296

Ciputra Development Tbk PT	13,696,000	1,032,504

Industri Jamu Dan Farmasi Sido Muncul Tbk PT	38,498,100	2,080,620

Japfa Comfeed Indonesia Tbk PT	13,767,700	1,819,896

Perusahaan Gas Negara Tbk PT	53,388,500	4,833,451

Surya Citra Media Tbk PT*	15,018,500	1,757,759

Tower Bersama Infrastructure Tbk PT	22,904,915	3,264,246

XL Axiata Tbk PT	5,167,700	743,580

Total Indonesia		28,152,014

Malaysia – 3.9%

Aeon Co. M Bhd	5,749,000	1,788,547

AEON Credit Service M Bhd	551,700	1,633,878

Alliance Bank Malaysia Bhd*	4,275,447	2,732,409

Astro Malaysia Holdings Bhd	9,055,800	2,096,604

British American Tobacco Malaysia Bhd	1,420,500	4,487,773

Bursa Malaysia Bhd	3,473,750	7,497,905

Carlsberg Brewery Malaysia Bhd	782,100	4,500,399

Datasonic Group Bhd	5,035,600	667,932

DRB-Hicom Bhd	1,683,000	779,298

Duopharma Biotech Bhd	1,232,700	817,539

Frontken Corp. Bhd	908,200	1,112,663

Gamuda Bhd*	5,393,886	4,656,967

Genting Plantations Bhd	898,700	1,972,307

Globetronics Technology Bhd	3,258,333	2,160,959

Guan Chong Bhd	968,300	733,260

Heineken Malaysia Bhd	600,200	3,734,513

IJM Corp. Bhd	7,728,900	3,150,088

Inari Amertron Bhd	5,355,775	4,236,571

KPJ Healthcare Bhd	6,302,500	1,565,555

Lotte Chemical Titan Holding Bhd(b)	2,142,200	1,317,403

Magni-Tech Industries Bhd	1,516,300	852,039

Mah Sing Group Bhd	9,256,700	1,886,389

Malaysia Building Society Bhd	19,469,000	3,098,888

Mega First Corp. Bhd	606,600	1,065,006

MMC Corp. Bhd	3,702,300	919,660

My EG Services Bhd	4,645,600	2,207,122

Scientex Bhd	3,012,900	2,913,717

Serba Dinamik Holdings Bhd	6,315,400	2,589,215

SKP Resources Bhd	1,462,500	779,483

Syarikat Takaful Malaysia Keluarga Bhd	835,200	956,759

TIME dotCom Bhd	1,339,000	4,617,798

VS Industry Bhd	1,881,625	1,293,291

Yinson Holdings Bhd	839,200	1,090,869

Total Malaysia		75,912,806

Mexico – 1.9%

Alpek S.A.B. de C.V.*	4,333,382	4,038,884

Bolsa Mexicana de Valores S.A.B. de C.V.	3,383,620	6,821,648

Corp. Inmobiliaria Vesta S.A.B. de C.V.	3,631,583	7,600,224

Grupo Herdez S.A.B. de C.V.	787,765	1,701,007

Grupo Lala S.A.B. de C.V.(a)	2,244,570	1,497,441

Industrias Bachoco S.A.B. de C.V. Series B(a)	421,112	1,400,379

La Comer S.A.B. de C.V.	969,312	1,943,314

Macquarie Mexico Real Estate Management S.A. de C.V.(b)	3,599,275	4,484,031

Megacable Holdings S.A.B. de C.V. Series CPO	1,007,909	3,607,891

Qualitas Controladora S.A.B. de C.V.(a)	653,583	3,591,105

Total Mexico		36,685,924

Philippines – 0.8%

Bloomberry Resorts Corp.*	13,458,800	1,929,915

Century Pacific Food, Inc.	3,586,100	1,365,359

First Gen Corp.	1,121,600	695,548

Manila Water Co., Inc.*	3,507,345	1,161,949

Nickel Asia Corp.	13,727,700	1,414,134

Robinsons Land Corp.	9,016,926	3,321,610

Robinsons Retail Holdings, Inc.	1,075,040	1,268,010

Security Bank Corp.	1,297,210	3,233,838

Wilcon Depot, Inc.	2,451,900	899,177

Total Philippines		15,289,540

Poland – 0.4%

Asseco Poland S.A.	215,863	3,698,008

See Notes to Financial Statements.

WisdomTree Trust	47

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2021

Investments	Shares	Value

LiveChat Software S.A.	60,749	$1,936,702

TEN Square Games S.A.	3,888	510,386

Warsaw Stock Exchange	180,658	2,096,841

Total Poland		8,241,937

Singapore – 0.3%

IGG, Inc.	4,745,000	6,115,532

South Africa – 4.8%

AECI Ltd.	598,678	4,195,459

African Rainbow Minerals Ltd.(a)	1,206,641	22,726,077

Allied Electronics Corp. Ltd., Class A	901,962	610,827

AVI Ltd.	3,403,252	17,193,438

Cashbuild Ltd.	98,096	2,031,707

Coronation Fund Managers Ltd.	2,472,429	9,175,594

DRDGOLD Ltd.(a)	3,085,208	2,826,910

Equites Property Fund Ltd.(a)	5,130,012	6,541,818

Italtile Ltd.	2,024,460	2,303,288

JSE Ltd.	564,855	4,271,342

Oceana Group Ltd.	667,117	2,981,781

PSG Group Ltd.(a)	1,209,635	5,788,390

SPAR Group Ltd. (The)	918,929	11,817,180

Total South Africa		92,463,811

South Korea – 14.7%

Aekyung Industrial Co., Ltd.(a)	29,455	645,446

AfreecaTV Co., Ltd.	9,765	677,316

Ahnlab, Inc.	49,624	2,871,988

BGF Retail Co., Ltd.	25,767	3,597,249

Binggrae Co., Ltd.	19,567	1,035,620

BNK Financial Group, Inc.	2,473,564	14,840,291

Bukwang Pharmaceutical Co., Ltd.	43,101	898,771

Cheil Worldwide, Inc.	306,830	5,761,111

Chong Kun Dang Pharmaceutical Corp.	6,431	784,164

CJ Corp.	41,294	3,429,765

Com2uS Corp.	12,175	1,818,047

Cosmax, Inc.*	7,419	799,751

Daesang Corp.	96,393	2,142,067

Daesang Holdings Co., Ltd.	72,734	694,082

Daishin Securities Co., Ltd.	327,236	4,698,551

DB HiTek Co., Ltd.	71,337	3,548,728

DGB Financial Group, Inc.	1,445,156	10,777,218

Dohwa Engineering Co., Ltd.	73,073	557,854

Dong-A Socio Holdings Co., Ltd.	7,120	679,443

Dong-A ST Co., Ltd.	12,806	947,084

DongKook Pharmaceutical Co., Ltd.	22,006	544,438

Dongsuh Cos., Inc.	243,347	6,869,836

Dongsung Finetec Co., Ltd.	77,594	949,571

Dongwon Development Co., Ltd.	341,201	1,627,997

DoubleUGames Co., Ltd.	9,754	590,368

Douzone Bizon Co., Ltd.	9,993	867,075

e-Credible Co., Ltd.	35,019	682,279

E1 Corp.	41,517	1,573,739

EBEST Investment & Securities Co., Ltd.(a)	196,217	1,263,903

Echo Marketing, Inc.	44,828	1,041,729

Ecopro Co., Ltd.	17,214	870,016

Eugene Investment & Securities Co., Ltd.	187,140	668,032

F&F Co., Ltd.	11,331	1,276,521

Fila Holdings Corp.	34,733	1,324,258

GOLFZON Co., Ltd.	11,747	935,193

Green Cross Corp.	3,179	1,012,617

Green Cross Holdings Corp.	66,789	2,056,635

GS Engineering & Construction Corp.	355,189	13,495,142

HAESUNG DS Co., Ltd.	45,443	1,337,090

Halla Holdings Corp.	65,390	2,357,333

Handsome Co., Ltd.	30,003	1,076,317

Hanjin Transportation Co., Ltd.	11,521	437,732

Hankook & Co. Co., Ltd.	70,597	1,154,004

Hansol Chemical Co., Ltd.	18,382	3,914,347

Hansol Paper Co., Ltd.	145,998	1,851,179

Hanssem Co., Ltd.	21,777	2,241,679

Hanwha Corp.	166,775	4,693,425

Hanwha Systems Co., Ltd.	113,916	2,224,470

HDC Holdings Co., Ltd.	90,871	903,290

HDC Hyundai Development Co-Engineering & Construction	79,832	2,070,306

Hitejinro Holdings Co., Ltd.	36,686	549,439

Huchems Fine Chemical Corp.(a)	98,980	1,906,573

Huons Co., Ltd.	13,252	656,892

Hyosung Chemical Corp.*	8,832	2,411,388

Hyosung Corp.	78,166	6,140,011

Hyundai Department Store Co., Ltd.	35,091	2,812,241

Hyundai Elevator Co., Ltd.	55,950	2,264,201

Hyundai Greenfood Co., Ltd.	197,407	1,840,198

Hyundai Marine & Fire Insurance Co., Ltd.	283,953	6,146,983

Hyundai Motor Securities Co., Ltd.	154,212	1,778,190

Hyundai Wia Corp.(a)	35,633	2,427,483

iMarketKorea, Inc.	170,353	1,365,232

Innocean Worldwide, Inc.	30,058	1,633,370

IS Dongseo Co., Ltd.	32,887	1,647,619

JB Financial Group Co., Ltd.	1,026,360	5,940,056

JW Life Science Corp.	36,878	619,114

KEPCO Plant Service & Engineering Co., Ltd.(a)	190,885	5,312,903

Kginicis Co., Ltd.	34,990	607,514

KIWOOM Securities Co., Ltd.	29,387	3,271,714

Koentec Co., Ltd.	168,024	1,328,752

Kolon Industries, Inc.	55,701	2,943,159

Korea Aerospace Industries Ltd.	159,420	5,176,660

Korea Asset In Trust Co., Ltd.	420,881	1,738,563

Korea Electric Terminal Co., Ltd.(a)	14,376	915,847

Korea Petrochemical Ind Co., Ltd.	8,824	2,537,850

Korea Real Estate Investment & Trust Co., Ltd.	1,776,357	3,782,656

Korean Reinsurance Co.	621,253	4,643,959

KT Skylife Co., Ltd.	114,755	876,062

Kumho Industrial Co., Ltd.(a)	185,322	1,608,007

Kyungdong Pharm Co., Ltd.	109,434	956,309

LEENO Industrial, Inc.	17,660	2,442,050

LG International Corp.	76,171	2,146,989

LIG Nex1 Co., Ltd.	31,293	1,110,151

LOTTE Fine Chemical Co., Ltd.	65,568	3,400,788

See Notes to Financial Statements.

48	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2021

Investments	Shares	Value

LOTTE Himart Co., Ltd.	37,169	$1,376,082

LS Electric Co., Ltd.	37,031	1,992,656

Maeil Dairies Co., Ltd.	10,079	643,880

Mcnex Co., Ltd.	23,921	1,173,064

MegaStudyEdu Co., Ltd.(a)	33,941	1,772,399

Meritz Financial Group, Inc.	268,523	4,080,933

Meritz Fire & Marine Insurance Co., Ltd.	413,540	7,070,465

Meritz Securities Co., Ltd.	2,112,409	8,604,555

Mirae Asset Life Insurance Co., Ltd.(a)	369,024	1,369,473

NICE Holdings Co., Ltd.(a)	50,966	770,063

NICE Information Service Co., Ltd.	50,922	1,140,599

NongShim Co., Ltd.	9,528	2,386,736

Orion Holdings Corp.	168,274	2,118,758

Partron Co., Ltd.	192,443	1,819,430

PI Advanced Materials Co., Ltd.	19,716	796,131

Poongsan Corp.	43,381	1,284,085

Posco International Corp.	281,893	5,018,903

Samjin Pharmaceutical Co., Ltd.	47,356	1,016,789

Samyang Holdings Corp.	28,111	2,327,370

Samyang Packaging Corp.	41,894	925,425

SaraminHR Co., Ltd.	27,398	852,140

Seah Besteel Corp.	68,589	1,124,211

Seohee Construction Co., Ltd.	836,534	1,204,816

Seoul Semiconductor Co., Ltd.	44,226	722,934

SFA Engineering Corp.	60,695	2,174,670

Silicon Works Co., Ltd.	35,970	2,402,767

SK D&D Co., Ltd.	19,425	663,376

SK Discovery Co., Ltd.	22,581	1,213,099

SK Materials Co., Ltd.(a)	9,045	2,485,527

SKC Co., Ltd.	30,121	3,419,968

SNT Motiv Co., Ltd.	40,718	2,234,228

Taeyoung Engineering & Construction Co., Ltd.	91,315	968,217

Tailim Packaging Co., Ltd.*	188,155	849,545

Tongyang Life Insurance Co., Ltd.	399,050	1,491,479

Unid Co., Ltd.	33,637	2,009,155

WiSoL Co., Ltd.	51,969	594,653

Youlchon Chemical Co., Ltd.(a)	53,176	956,158

Youngone Corp.	37,389	1,321,458

Zinus, Inc.	18,022	1,264,367

Total South Korea		283,694,554

Taiwan – 26.3%

AcBel Polytech, Inc.(a)	1,644,303	1,668,334

Acer, Inc.(a)	5,229,000	5,763,574

Arcadyan Technology Corp.*(a)	515,681	2,096,485

Asia Optical Co., Inc.(a)	456,000	1,427,147

Asia Vital Components Co., Ltd.(a)	482,000	1,152,084

ASROCK, Inc.(a)	102,000	573,757

Capital Securities Corp.(a)	10,816,340	5,913,676

Cathay Real Estate Development Co., Ltd.	1,902,000	1,316,528

Chang Wah Electromaterials, Inc.(a)	1,675,000	2,392,186

Charoen Pokphand Enterprise	1,108,000	2,974,549

Chenbro Micom Co., Ltd.(a)	316,000	939,151

Cheng Loong Corp.(a)	3,432,000	4,197,834

Cheng Uei Precision Industry Co., Ltd.	2,012,000	3,388,238

Chicony Electronics Co., Ltd.(a)	4,302,652	15,305,757

Chicony Power Technology Co., Ltd.	726,625	2,078,036

Chilisin Electronics Corp.(a)	456,000	1,726,001

Chin-Poon Industrial Co., Ltd.(a)	954,000	1,098,339

China Chemical & Pharmaceutical Co., Ltd.(a)	1,000,000	809,589

China Metal Products(a)	595,000	675,639

China Steel Chemical Corp.(a)	544,726	2,052,292

ChipMOS Technologies, Inc.	1,937,000	3,003,969

Chong Hong Construction Co., Ltd.(a)	1,709,000	4,965,342

Chroma ATE, Inc.(a)	486,132	3,211,575

Chung-Hsin Electric & Machinery Manufacturing Corp.(a)	776,000	1,435,979

Cleanaway Co., Ltd.	502,161	3,044,680

Compeq Manufacturing Co., Ltd.(a)	2,723,000	4,094,091

CTCI Corp.(a)	1,206,190	1,602,166

Cub Elecparts, Inc.(a)	169,092	1,437,101

DA CIN Construction Co., Ltd.(a)	1,711,000	1,939,889

Da-Li Development Co., Ltd.(a)	1,174,988	1,282,756

Darfon Electronics Corp.(a)	913,000	1,516,707

Daxin Materials Corp.	316,000	1,044,363

De Licacy Industrial Co., Ltd.(a)	1,641,000	1,003,591

Eastern Media International Corp.(a)	1,919,000	1,146,706

Elan Microelectronics Corp.(a)	1,195,409	8,190,602

Elite Advanced Laser Corp.(a)	73,000	168,857

Elite Material Co., Ltd.(a)	1,070,163	6,338,539

Elite Semiconductor Microelectronics Technology, Inc.(a)	549,000	2,001,051

Ennoconn Corp.(a)	82,046	697,303

Eternal Materials Co., Ltd.(a)	3,489,494	4,396,569

Eva Airways Corp.(a)	3,843,664	2,114,938

Everlight Electronics Co., Ltd.	1,050,165	1,700,404

Excelsior Medical Co., Ltd.	608,000	1,252,949

Far Eastern Department Stores Ltd.	2,722,841	2,290,267

Far Eastern International Bank(a)	9,642,595	3,616,015

Faraday Technology Corp.(a)	416,000	759,598

Farglory F T Z Investment Holding Co., Ltd.(a)	525,000	540,953

Farglory Land Development Co., Ltd.(a)	2,231,640	4,458,118

Feng Hsin Steel Co., Ltd.	1,363,950	3,403,541

FLEXium Interconnect, Inc.*(a)	350,028	1,539,569

Formosa International Hotels Corp.	277,000	1,514,457

Formosa Sumco Technology Corp.(a)	158,000	750,324

Formosan Union Chemical	1,804,000	1,062,181

Fortune Electric Co., Ltd.(a)	389,000	616,227

Foxsemicon Integrated Technology, Inc.(a)	156,197	1,275,502

Fusheng Precision Co., Ltd.(a)	481,000	3,818,263

Genius Electronic Optical Co., Ltd.(a)	126,280	2,142,064

Getac Technology Corp.(a)	1,936,292	3,976,684

Gigabyte Technology Co., Ltd.(a)	1,224,000	4,281,190

Global Brands Manufacture Ltd.	740,000	822,136

Global Mixed Mode Technology, Inc.(a)	328,000	2,385,308

Global Unichip Corp.(a)	92,000	1,284,898

Goldsun Building Materials Co., Ltd.	1,134,000	1,075,060

See Notes to Financial Statements.

WisdomTree Trust	49

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2021

Investments	Shares	Value

Grape King Bio Ltd.(a)	436,988	$2,787,363

Great Wall Enterprise Co., Ltd.(a)	3,392,006	6,490,854

Greatek Electronics, Inc.	1,474,000	3,667,823

HannsTouch Solution, Inc.(a)	1,573,000	639,498

Holtek Semiconductor, Inc.(a)	1,027,773	3,364,315

Holy Stone Enterprise Co., Ltd.(a)	421,000	1,918,130

Hong Pu Real Estate Development Co., Ltd.(a)	1,423,000	1,127,109

Hota Industrial Manufacturing Co., Ltd.(a)	349,146	1,419,442

Hotai Finance Co., Ltd.	438,000	1,344,717

Huaku Development Co., Ltd.(a)	1,919,296	6,269,176

Huang Hsiang Construction Corp.	591,000	891,689

IBF Financial Holdings Co., Ltd.(a)	12,601,684	7,463,935

Iron Force Industrial Co., Ltd.(a)	275,000	756,580

ITE Technology, Inc.(a)	626,000	2,134,714

ITEQ Corp.(a)	511,000	2,444,590

Jentech Precision Industrial Co., Ltd.(a)	84,000	844,916

Kenda Rubber Industrial Co., Ltd.(a)	917,000	1,417,296

Kindom Development Co., Ltd.(a)	1,293,000	1,792,246

King Slide Works Co., Ltd.(a)	114,004	1,316,522

King Yuan Electronics Co., Ltd.(a)	5,554,000	8,019,654

King’s Town Bank Co., Ltd.	3,326,000	4,592,731

Kinik Co.(a)	370,495	929,711

Kinpo Electronics(a)	2,529,000	1,161,108

Kinsus Interconnect Technology Corp.(a)	278,000	1,091,228

Kung Long Batteries Industrial Co., Ltd.(a)	480,000	2,489,749

Kuoyang Construction Co., Ltd.(a)	1,481,989	2,072,385

L&K Engineering Co., Ltd.	804,000	917,191

Lien Hwa Industrial Holdings Corp.(a)	2,153,138	3,573,094

Longchen Paper & Packaging Co., Ltd.	264,026	231,334

Lotes Co., Ltd.(a)	150,977	2,643,010

Machvision, Inc.(a)	77,000	767,760

Macronix International Co., Ltd.(a)	4,372,000	6,795,577

Makalot Industrial Co., Ltd.(a)	523,882	4,525,879

Marketech International Corp.(a)	128,000	504,679

Mercuries & Associates Holding Ltd.(a)	1,931,000	1,427,964

Merida Industry Co., Ltd.(a)	361,043	4,416,080

Merry Electronics Co., Ltd.(a)	603,030	2,810,885

Mirle Automation Corp.(a)	733,560	1,257,179

Namchow Holdings Co., Ltd.	93,000	154,984

Nan Kang Rubber Tire Co., Ltd.(a)	790,000	1,153,174

Nan Liu Enterprise Co., Ltd.(a)	61,000	384,818

Nan Pao Resins Chemical Co., Ltd.	272,000	1,525,251

Nantex Industry Co., Ltd.(a)	988,615	3,811,294

Nichidenbo Corp.(a)	1,353,000	2,508,453

Nuvoton Technology Corp.(a)	123,872	249,194

Pan Jit International, Inc.(a)	954,000	1,788,771

Pan-International Industrial Corp.(a)	2,005,000	3,137,534

Phoenix Silicon International Corp.(a)	372,000	696,204

Polytronics Technology Corp.(a)	303,017	1,396,514

Power Wind Health Industry, Inc.(a)	98,000	568,430

Powertech Technology, Inc.	3,465,000	12,811,744

President Securities Corp.	4,228,000	3,482,214

Primax Electronics Ltd.(a)	2,213,000	4,932,773

Prince Housing & Development Corp.	4,277,000	1,648,863

Promate Electronic Co., Ltd.	1,409,000	1,970,319

Qisda Corp.	4,241,000	5,090,746

Quang Viet Enterprise Co., Ltd.(a)	244,000	1,026,180

Radium Life Tech Co., Ltd.	1,504,000	603,540

Rexon Industrial Corp., Ltd.(a)	445,000	1,470,701

Ruentex Development Co., Ltd.	1,090,000	1,890,968

Ruentex Industries Ltd.(a)	1,800,200	5,028,421

Sampo Corp.(a)	1,560,000	1,675,744

Sanyang Motor Co., Ltd.(a)	2,931,000	3,184,418

SCI Pharmtech, Inc.(a)	269,000	881,488

SDI Corp.	337,000	963,768

Sercomm Corp.(a)	922,488	2,395,695

Shin Foong Specialty & Applied Materials Co., Ltd.(a)	125,000	1,005,415

Shin Zu Shing Co., Ltd.	212,000	977,044

Shiny Chemical Industrial Co., Ltd.(a)	202,000	817,685

Sigurd Microelectronics Corp.*(a)	248,000	454,575

Sinbon Electronics Co., Ltd.(a)	523,120	4,840,139

Sincere Navigation Corp.(a)	1,488,000	1,142,088

Sinon Corp.(a)	2,637,000	2,134,886

Sitronix Technology Corp.(a)	358,000	2,998,703

Sonix Technology Co., Ltd.(a)	451,000	1,612,238

Standard Chemical & Pharmaceutical Co., Ltd.	449,000	612,924

Standard Foods Corp.(a)	2,139,896	4,394,838

Stark Technology, Inc.	752,000	1,863,330

Sunny Friend Environmental Technology Co., Ltd.	252,000	2,009,252

Sunonwealth Electric Machine Industry Co., Ltd.(a)	613,000	1,136,498

Supreme Electronics Co., Ltd.	2,147,000	3,220,538

Swancor Holding Co., Ltd.(a)	158,000	764,168

Syncmold Enterprise Corp.	675,915	2,072,778

Synnex Technology International Corp.(a)	7,935,600	15,157,544

Systex Corp.(a)	1,156,000	3,549,069

Ta Ya Electric Wire & Cable(a)	903,120	626,705

TA-I Technology Co., Ltd.(a)	244,000	684,975

Taichung Commercial Bank Co., Ltd.	5,342,711	2,153,337

Taiflex Scientific Co., Ltd.(a)	327,000	609,694

Taisun Enterprise Co., Ltd.(a)	1,425,000	1,498,265

Taiwan Business Bank	7,567,852	2,641,706

Taiwan Cogeneration Corp.(a)	1,867,970	2,543,393

Taiwan Fertilizer Co., Ltd.(a)	3,073,000	6,085,042

Taiwan Hon Chuan Enterprise Co., Ltd.	1,542,692	3,741,432

Taiwan Mask Corp.(a)	530,300	1,328,863

Taiwan Navigation Co., Ltd.(a)	1,470,000	1,236,463

Taiwan Paiho Ltd.(a)	694,000	1,977,437

Taiwan PCB Techvest Co., Ltd.(a)	1,477,302	2,687,133

Taiwan Sakura Corp.(a)	985,000	2,022,956

Taiwan Secom Co., Ltd.(a)	1,036,000	3,387,614

Taiwan Styrene Monomer	2,423,000	1,638,941

Taiwan Surface Mounting Technology Corp.(a)	434,000	1,779,624

Teco Electric and Machinery Co., Ltd.(a)	4,234,683	4,801,177

Test Research, Inc.(a)	1,037,115	2,148,162

Thinking Electronic Industrial Co., Ltd.(a)	336,000	2,260,961

See Notes to Financial Statements.

50	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2021

Investments	Shares	Value

Tong Hsing Electronic Industries Ltd.(a)	155,552	$1,114,863

Tong Yang Industry Co., Ltd.(a)	1,463,685	1,859,551

Topco Scientific Co., Ltd.(a)	875,521	4,188,435

Topkey Corp.(a)	285,000	1,777,941

Transcend Information, Inc.(a)	795,479	1,820,516

Tripod Technology Corp.(a)	2,709,928	13,344,019

TSRC Corp.	476,000	472,113

Tung Ho Steel Enterprise Corp.(a)	3,145,153	4,910,685

TXC Corp.	593,549	2,132,225

TYC Brother Industrial Co., Ltd.(a)	700,000	574,072

U-Ming Marine Transport Corp.(a)	2,700,420	3,908,714

Unitech Printed Circuit Board Corp.(a)	1,433,000	1,097,363

United Integrated Services Co., Ltd.(a)	955,000	8,283,829

Universal Cement Corp.	2,357,000	1,891,680

USI Corp.	2,513,000	2,245,873

Visual Photonics Epitaxy Co., Ltd.(a)	354,750	1,473,307

Wah Lee Industrial Corp.	1,024,000	2,942,838

Walsin Lihwa Corp.(a)	4,118,000	2,742,158

Wan Hai Lines Ltd.(a)	3,492,000	6,743,392

Wei Chuan Foods Corp.	1,648,000	1,244,678

Weikeng Industrial Co., Ltd.	1,493,431	1,101,767

Winbond Electronics Corp.(a)	1,376,000	1,422,633

Wistron NeWeb Corp.(a)	656,722	1,714,709

WPG Holdings Ltd.	5,355,058	9,158,758

WT Microelectronics Co., Ltd.(a)	1,040,678	1,719,692

YC INOX Co., Ltd.	1,431,793	1,347,340

YFY, Inc.(a)	4,880,000	5,387,446

Yulon Finance Corp.	768,500	3,420,583

ZongTai Real Estate Development Co., Ltd.(a)	1,238,000	1,683,468

Total Taiwan		509,844,234

Thailand – 8.0%

AP Thailand PCL NVDR	7,571,800	1,986,840

Bangkok Chain Hospital PCL NVDR	2,465,000	1,159,536

Bangkok Commercial Asset Management PCL NVDR(a)	9,637,500	6,692,280

Bangkok Land PCL NVDR	44,343,614	1,674,415

Banpu Power PCL NVDR	3,690,700	2,373,858

BCPG PCL NVDR(a)	3,428,312	1,612,678

Chularat Hospital PCL NVDR	24,917,700	2,328,310

Com7 PCL NVDR	1,263,800	2,588,262

Dynasty Ceramic PCL NVDR(a)	26,311,200	2,222,770

Eastern Polymer Group PCL NVDR	5,001,100	1,632,359

Eastern Water Resources Development and Management PCL NVDR	2,580,800	834,115

GFPT PCL NVDR(a)	1,622,100	628,077

Gunkul Engineering PCL NVDR(a)	30,727,800	3,677,503

Hana Microelectronics PCL NVDR	1,852,300	3,274,866

Ichitan Group PCL NVDR	3,037,800	1,370,655

Jay Mart PCL NVDR	3,275,000	4,480,200

JMT Network Services PCL NVDR	1,139,100	1,694,981

KCE Electronics PCL NVDR	1,564,500	2,803,584

MC Group PCL NVDR	3,267,600	1,171,108

MCS Steel PCL NVDR	2,754,000	1,233,792

Mega Lifesciences PCL NVDR	981,800	1,076,053

MK Restaurants Group PCL NVDR	1,511,200	2,683,891

Noble Development PCL NVDR(a)	14,056,100	3,823,259

Origin Property PCL NVDR	5,110,200	1,381,798

Polyplex Thailand PCL NVDR(a)	2,257,500	1,661,520

Prima Marine PCL NVDR(a)	4,033,600	1,045,509

Pruksa Holding PCL NVDR	4,099,800	1,679,278

PTG Energy PCL NVDR(a)	1,913,300	1,261,247

Quality Houses PCL NVDR	41,908,700	3,299,053

Sabina PCL NVDR	1,228,300	837,209

SC Asset Corp. PCL NVDR	19,461,300	2,017,748

Siam City Cement PCL NVDR	377,754	2,006,629

Siamgas & Petrochemicals PCL NVDR(a)	4,071,800	1,498,422

Sino-Thai Engineering & Construction PCL NVDR(a)	2,540,300	1,284,376

SPCG PCL NVDR	5,634,100	3,515,679

Sri Trang Agro-Industry PCL NVDR	1,533,400	2,293,966

Srisawad Corp. PCL NVDR	2,338,100	6,378,337

Srisawad Finance PCL NVDR	989,800	1,053,147

Supalai PCL NVDR	6,250,500	4,280,343

Super Energy Corp. PCL NVDR*(a)	21,454,700	693,416

Synnex Thailand PCL NVDR	1,271,900	968,679

Taokaenoi Food & Marketing PCL NVDR(a)	1,714,780	548,730

Thai Union Group PCL NVDR	9,074,200	4,268,504

Thai Vegetable Oil PCL NVDR	3,536,800	3,593,389

Thaifoods Group PCL NVDR	7,901,200	1,365,327

Thanachart Capital PCL NVDR(a)	7,229,100	8,790,586

Tipco Asphalt PCL NVDR(a)	7,107,000	4,707,677

Tisco Financial Group PCL NVDR	5,438,200	16,923,679

TPI Polene PCL NVDR	25,956,200	1,553,219

TPI Polene Power PCL NVDR	44,367,800	6,218,591

TQM Corp. PCL NVDR(a)	372,100	1,458,632

TTW PCL NVDR	12,998,300	4,908,158

Union Auction PCL NVDR(a)	1,420,300	499,946

VGI PCL NVDR(a)	3,631,700	842,554

Vinythai PCL NVDR	2,149,400	2,613,670

WHA Corp. PCL NVDR(a)	42,716,300	4,756,887

WHA Utilities and Power PCL NVDR(a)	9,897,900	1,418,963

Total Thailand		154,648,260

Turkey – 1.6%

Aksa Akrilik Kimya Sanayii AS	1,701,523	3,330,575

Aksigorta AS	1,019,098	993,701

Alkim Alkali Kimya A/S(a)	575,304	1,219,947

Anadolu Anonim Turk Sigorta Sirketi	1,656,149	1,304,708

Anadolu Hayat Emeklilik AS	1,185,157	1,341,782

AvivaSA Emeklilik ve Hayat AS, Class A	443,325	940,618

Celebi Hava Servisi AS	26,475	907,531

EGE Endustri VE Ticaret AS	5,738	1,094,735

Enerjisa Enerji AS(b)	2,948,563	4,168,336

Is Yatirim Menkul Degerler A/S, Class A	1,037,055	1,967,287

Otokar Otomotiv Ve Savunma Sanayi AS	56,783	2,489,841

TAV Havalimanlari Holding AS*	1,629,717	4,017,064

Tofas Turk Otomobil Fabrikasi AS	1,410,883	5,642,680

Turk Traktor ve Ziraat Makineleri AS	46,194	1,153,699

See Notes to Financial Statements.

WisdomTree Trust	51

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2021

Investments	Shares	Value

Turkiye Sise ve Cam Fabrikalari AS	1,410,595	$1,240,796

Total Turkey		31,813,300
TOTAL COMMON STOCKS (Cost: $1,561,341,623)		1,924,393,338

WARRANTS – 0.0%

Malaysia – 0.0%

Serba Dinamik Holdings Bhd, expiring 12/5/24*	922,800	45,622

Thailand – 0.0%

BCPG PCL, expiring 11/13/22*	121,326	26,012

BCPG PCL, expiring 11/13/23*	121,326	26,012

MBK PLC, expiring 3/24/22*	114,561	45,091

Noble Development PCL, expiring 1/12/24*(a)	3,355,200	251,238

Total Thailand		348,353
TOTAL WARRANTS (Cost: $0)		393,975

EXCHANGE-TRADED FUND – 0.1%

United States – 0.1%

WisdomTree Emerging Markets High Dividend Fund(a)(d)
(Cost: $2,177,936)	50,152	2,224,743

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.5%

United States – 1.5%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(e)
(Cost: $29,682,870)	29,682,870	29,682,870

TOTAL INVESTMENTS IN SECURITIES – 101.1% (Cost: $1,593,202,429)		1,956,694,926

Other Assets less Liabilities – (1.1)%		(21,482,369)

NET ASSETS – 100.0%		$1,935,212,557
*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $198,439, which represents 0.01% of net assets.

(a)

Security, or portion thereof, was on loan at March 31, 2021 (See Note 2). At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $267,000,607. The Fund also had securities on loan having a total market value of $146,880 that were sold and pending settlement. The total market value of the collateral held by the Fund was $317,516,588. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $287,833,718.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security, or a portion thereof, is restricted from resale (see Note 2 – Restricted Securities). In accordance with a reconstruction scheme notified by the government of India applicable to Yes Bank Ltd., effective March 16, 2020, 75% of all shares of Yes Bank Ltd. held by then-existing shareholders are subject to a three-year lock-in period and are unable to be sold. At March 31, 2021, the value of the restricted portion of this security is as follows:

Investment	Restricted Shares	Acquisition Date	Acquisition Cost	Value	Value as a Percentage of Net Assets

India
Yes Bank Ltd.	5,997,912	10/18/19 – 1/10/20	$4,322,484	$1,279,751	0.1%

(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(e)	Rate shown represents annualized 7-day yield as of March 31, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2021 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2021	Dividend Income
WisdomTree Emerging Markets Dividend Fund	$2,677,653	$41,124,737	$42,185,829	$(164,445)	$772,627	$2,224,743	$258,040

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs	4/5/2021	638,256	USD	5,290,000	TRY	$—	$(923)
Goldman Sachs	4/6/2021	961,381	USD	14,200,000	ZAR	—	(272)
Merrill Lynch International	4/1/2021	3,640,939	BRL	631,406	USD	13,807	—
Morgan Stanley & Co. International	4/1/2021	44,178	BRL	7,674	USD	155	—
State Street Bank and Trust	4/1/2021	1,514,185	USD	47,500,000	THB	—	(5,814)
UBS AG	4/1/2021	18,273,634	HKD	2,350,572	USD	—	(99)
						$13,962	$(7,108)

See Notes to Financial Statements.

52	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
China	$351,638,012	$—	$198,439	*	$351,836,451
Other	1,572,556,887	—	—		1,572,556,887
Warrants	348,884	45,091	—		393,975
Exchange-Traded Fund	2,224,743	—	—		2,224,743
Investment of Cash Collateral for Securities Loaned	—	29,682,870	—		29,682,870
Total Investments in Securities	$1,926,768,526	$29,727,961	$198,439		$1,956,694,926
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$13,962	$—		$13,962
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(7,108)	$—		$(7,108)
Total – Net	$1,926,768,526	$29,734,815	$198,439		$1,956,701,780
*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	53

Schedule of Investments

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

March 31, 2021

Investments	Shares	Value

COMMON STOCKS – 99.8%

Australia – 7.2%

Breville Group Ltd.	15,519	$319,141

CSL Ltd.	24,619	4,962,468

Domino’s Pizza Enterprises Ltd.(a)	13,285	973,908

Evolution Mining Ltd.	376,128	1,168,830

Mineral Resources Ltd.	61,830	1,790,469

Netwealth Group Ltd.	13,338	136,942

Northern Star Resources Ltd.	54,725	395,139

Rio Tinto Ltd.	186,206	15,706,986

WiseTech Global Ltd.	2,664	58,943

Total Australia		25,512,826

Belgium – 0.1%

Melexis N.V.	5,115	542,552

Brazil – 0.5%

Engie Brasil Energia S.A.	108,670	805,541

Equatorial Energia S.A.	89,596	393,759

Hapvida Participacoes e Investimentos S.A.(b)	21,046	55,496

Localiza Rent a Car S.A.	22,317	236,221

Lojas Renner S.A.	35,327	266,627

Magazine Luiza S.A.	45,513	163,243

Total Brazil		1,920,887

Canada – 8.1%

Alimentation Couche-Tard, Inc., Class B	36,403	1,173,608

B2Gold Corp.	96,829	416,792

Canadian National Railway Co.	94,266	10,938,261

Canadian Pacific Railway Ltd.	10,009	3,822,509

CCL Industries, Inc., Class B	19,208	1,062,450

CI Financial Corp.(a)	81,963	1,183,617

Constellation Software, Inc.	638	890,890

Enghouse Systems Ltd.	1,840	85,335

Metro, Inc.	28,154	1,284,218

Northland Power, Inc.(a)	39,075	1,416,133

Restaurant Brands International, Inc.	86,965	5,655,129

Toromont Industries Ltd.	8,958	685,579

Total Canada		28,614,521

China – 5.5%

A-Living Smart City Services Co., Ltd., Class H(b)	14,500	64,345

ANTA Sports Products Ltd.	48,000	782,872

Ausnutria Dairy Corp., Ltd.*(a)	59,000	77,256

China East Education Holdings Ltd.(a)(b)	47,500	103,499

China Feihe Ltd.(b)	327,000	925,339

China Medical System Holdings Ltd.	232,000	458,960

China Meidong Auto Holdings Ltd.	34,000	157,657

China Overseas Property Holdings Ltd.	155,000	144,743

Country Garden Services Holdings Co., Ltd.	17,000	172,308

CSPC Pharmaceutical Group Ltd.	911,968	1,102,650

Dali Foods Group Co., Ltd.(b)	637,000	362,153

ENN Energy Holdings Ltd.	105,400	1,690,586

Fu Shou Yuan International Group Ltd.	134,000	137,371

Greentown Service Group Co., Ltd.(a)	112,000	170,281

Health & Happiness H&H International Holdings Ltd.	64,000	242,847

Li Ning Co., Ltd.	62,000	402,729

Logan Group Co., Ltd.	236,000	397,662

Midea Real Estate Holding Ltd.(a)(b)	187,400	396,280

S-Enjoy Service Group Co., Ltd.*	14,000	42,948

Seazen Group Ltd.*	740,000	909,003

Shenzhou International Group Holdings Ltd.	69,600	1,442,232

Sino Biopharmaceutical Ltd.	181,875	182,005

SITC International Holdings Co., Ltd.	357,000	1,209,983

Sunny Optical Technology Group Co., Ltd.	17,300	394,312

Tencent Holdings Ltd.	78,100	6,127,893

Topsports International Holdings Ltd.(b)	167,000	248,746

WuXi AppTec Co., Ltd., Class H(b)	4,600	90,468

Xinyi Solar Holdings Ltd.(a)	409,428	673,037

Yihai International Holding Ltd.*(a)	3,000	31,063

Zhongliang Holdings Group Co., Ltd.	635,000	431,259

Zhongsheng Group Holdings Ltd.	22,300	157,187

Total China		19,729,674

Denmark – 5.4%

Ambu A/S, Class B(a)	3,860	181,717

Coloplast A/S, Class B	17,709	2,669,244

DSV Panalpina A/S	5,841	1,148,733

GN Store Nord A/S	5,306	418,748

Novo Nordisk A/S, Class B	174,140	11,826,368

Novozymes A/S, Class B	22,580	1,449,799

Royal Unibrew A/S	7,763	813,845

SimCorp A/S	4,180	518,871

Total Denmark		19,027,325

Finland – 2.0%

Neste Oyj	115,836	6,161,786

Orion Oyj, Class B(a)	21,888	879,022

Total Finland		7,040,808

France – 2.5%

Gaztransport Et Technigaz S.A.	10,096	806,876

Hermes International	5,116	5,676,113

Sartorius Stedim Biotech	1,245	513,893

Trigano S.A.	2,465	461,800

Verallia S.A.(b)	40,034	1,446,847

Total France		8,905,529

Germany – 1.2%

Bechtle AG	1,977	371,538

CompuGroup Medical SE & Co. KgaA	1,857	157,251

Dermapharm Holding SE	4,446	318,800

Fuchs Petrolub SE	10,304	415,383

Knorr-Bremse AG	23,201	2,901,874

Softwareone Holding AG*	8,958	232,243

Total Germany		4,397,089

Hong Kong – 0.3%

China Grand Pharmaceutical and Healthcare Holdings Ltd., Class A(a)	139,000	110,314

Chow Tai Fook Jewellery Group Ltd.	345,400	527,799

Vitasoy International Holdings Ltd.(a)	104,000	399,977

Total Hong Kong		1,038,090

See Notes to Financial Statements.

54	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

March 31, 2021

Investments	Shares	Value

India – 8.2%

Aarti Industries Ltd.	4,961	$89,393

Alembic Pharmaceuticals Ltd.*	3,071	40,531

Alkem Laboratories Ltd.	1,049	39,740

Asian Paints Ltd.	17,899	621,182

Aurobindo Pharma Ltd.	9,674	116,609

Bajaj Auto Ltd.*	20,547	1,031,541

Balkrishna Industries Ltd.	8,155	188,333

Bayer CropScience Ltd.	699	51,071

Berger Paints India Ltd.	7,937	83,046

Bharat Electronics Ltd.	262,974	449,957

Cadila Healthcare Ltd.*	11,705	70,585

Colgate-Palmolive India Ltd.	20,085	428,367

Coromandel International Ltd.	14,024	148,567

Dabur India Ltd.	28,082	207,599

Divi’s Laboratories Ltd.*	2,440	120,902

Dr. Reddy’s Laboratories Ltd.	2,351	145,214

Eicher Motors Ltd.*	6,073	216,290

Endurance Technologies Ltd.*(b)	413	8,225

GAIL India Ltd.	999,125	1,851,655

Havells India Ltd.	10,234	147,028

HCL Technologies Ltd.	45,345	609,438

HDFC Asset Management Co., Ltd.(b)	6,155	245,733

Hero MotoCorp., Ltd.	23,786	947,878

Hindustan Unilever Ltd.	66,815	2,222,026

ICICI Lombard General Insurance Co., Ltd.(b)	6,125	120,064

ICICI Securities Ltd.(b)	13,683	71,640

Indraprastha Gas Ltd.	21,576	151,195

Infosys Ltd.	334,125	6,251,898

ITC Ltd.	1,206,125	3,604,497

JSW Steel Ltd.	81,276	520,747

Jubilant Foodworks Ltd.*	1,421	56,576

L&T Technology Services Ltd.(b)	2,158	78,332

Larsen & Toubro Infotech Ltd.(b)	2,709	150,219

Marico Ltd.	75,078	422,350

Maruti Suzuki India Ltd.	5,904	553,887

Mphasis Ltd.	10,810	262,659

Muthoot Finance Ltd.*	10,143	167,293

Natco Pharma Ltd.	5,819	65,704

Nestle India Ltd.	593	139,221

Nippon Life India Asset Management Ltd.(b)	29,798	137,876

NMDC Ltd.	394,589	730,473

Page Industries Ltd.	105	43,539

Petronet LNG Ltd.	110,398	339,210

Pidilite Industries Ltd.*	8,277	204,837

Sanofi India Ltd.	860	92,742

SRF Ltd.	1,012	74,893

Sun TV Network Ltd.	419	2,695

Supreme Industries Ltd.	5,704	159,362

Tata Consultancy Services Ltd.	60,794	2,642,379

Tech Mahindra Ltd.	62,972	853,924

Titan Co., Ltd.	5,374	114,520

Torrent Pharmaceuticals Ltd.	1,652	57,505

Torrent Power Ltd.	52,318	303,259

UPL Ltd.	35,305	309,935

Varun Beverages Ltd.	8,500	116,600

Voltas Ltd.	9,854	135,039

Whirlpool of India Ltd.	1,371	41,752

Total India		29,057,732

Indonesia – 1.4%

Mayora Indah Tbk PT	331,100	59,724

Telkom Indonesia Persero Tbk PT	18,184,400	4,281,628

Tower Bersama Infrastructure Tbk PT	1,488,000	212,059

Unilever Indonesia Tbk PT	751,900	340,361

Total Indonesia		4,893,772

Israel – 0.1%

Strauss Group Ltd.	16,763	452,415

Italy – 1.3%

Carel Industries SpA(b)	5,417	110,524

DiaSorin SpA	1,330	213,839

Ferrari N.V.	10,741	2,251,471

Interpump Group SpA	7,045	355,874

Recordati Industria Chimica e Farmaceutica SpA	25,827	1,392,359

Reply SpA	1,695	214,951

Total Italy		4,539,018

Japan – 13.9%

Advantest Corp.	17,500	1,533,032

Asahi Intecc Co., Ltd.	8,100	223,575

Astellas Pharma, Inc.	298,700	4,600,791

BayCurrent Consulting, Inc.	500	114,253

Benefit One, Inc.(a)	13,900	369,702

Capcom Co., Ltd.	24,000	780,815

Chugai Pharmaceutical Co., Ltd.	111,100	4,513,375

CyberAgent, Inc.	18,800	339,081

Daifuku Co., Ltd.(a)	5,600	549,357

Elecom Co., Ltd.(a)	9,400	208,927

Fancl Corp.	10,400	351,529

Fast Retailing Co., Ltd.	5,700	4,546,072

GMO Payment Gateway, Inc.	3,200	425,122

Goldwin, Inc.	3,100	198,624

GungHo Online Entertainment, Inc.	12,000	237,394

Hoya Corp.	17,600	2,071,385

Infocom Corp.	1,600	40,746

Infomart Corp.	4,800	41,397

IR Japan Holdings Ltd.	100	12,100

Kakaku.com, Inc.	27,400	748,851

Kaken Pharmaceutical Co., Ltd.(a)	4,000	156,923

Katitas Co., Ltd.	4,600	128,634

Kobe Bussan Co., Ltd.(a)	8,000	214,661

Kose Corp.	7,700	1,091,240

Kusuri no Aoki Holdings Co., Ltd.(a)	600	46,045

Lasertec Corp.	3,800	499,330

M3, Inc.	6,900	472,759

Maruwa Unyu Kikan Co., Ltd.(a)	3,300	57,608

MonotaRO Co., Ltd.	18,600	503,967

See Notes to Financial Statements.

WisdomTree Trust	55

Schedule of Investments (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

March 31, 2021

Investments	Shares	Value

Nexon Co., Ltd.	12,800	$415,855

Nifco, Inc.(a)	17,400	635,376

Nihon M&A Center, Inc.(a)	17,800	482,130

Obic Co., Ltd.(a)	6,000	1,098,462

Oracle Corp.	10,400	1,016,471

Otsuka Corp.	28,800	1,350,081

Pigeon Corp.(a)	14,400	547,330

Seria Co., Ltd.	8,700	304,303

Shionogi & Co., Ltd.	34,100	1,836,771

Sushiro Global Holdings Ltd.	3,800	168,163

Sysmex Corp.	7,600	820,181

TechnoPro Holdings, Inc.	4,600	383,819

Toei Animation Co., Ltd.(a)	3,500	375,339

Tokyo Electron Ltd.	27,600	11,686,914

Workman Co., Ltd.(a)	3,900	279,882

Yamaha Corp.	22,300	1,212,878

Yaskawa Electric Corp.	18,800	937,448

ZOZO, Inc.	26,852	794,625

Total Japan		49,423,323

Malaysia – 0.2%

Hartalega Holdings Bhd	5,400	11,630

Press Metal Aluminium Holdings Bhd	125,100	298,683

Top Glove Corp. Bhd	214,200	233,494

Westports Holdings Bhd	119,600	121,143

Total Malaysia		664,950

Mexico – 0.8%

Gruma S.A.B. de C.V., Class B	29,010	342,256

Kimberly-Clark de Mexico S.A.B. de C.V., Class A	434,194	741,252

Wal-Mart de Mexico S.A.B. de C.V.	511,520	1,611,774

Total Mexico		2,695,282

Netherlands – 4.6%

ASML Holding N.V.	23,266	14,137,115

BE Semiconductor Industries N.V.	13,610	1,142,742

Euronext N.V.(b)	10,600	1,070,157

Total Netherlands		16,350,014

Russia – 0.8%

Mobile TeleSystems PJSC ADR	222,556	1,856,117

Polyus PJSC GDR(c)	9,229	849,529

Total Russia		2,705,646

Singapore – 0.6%

Singapore Exchange Ltd.	298,300	2,213,494

South Africa – 0.6%

Anglo American Platinum Ltd.	8,219	1,197,902

AngloGold Ashanti Ltd.	10,212	222,577

SPAR Group Ltd. (The)	47,911	616,123

Total South Africa		2,036,602

South Korea – 1.6%

Douzone Bizon Co., Ltd.	693	60,130

LG Household & Health Care Ltd.	452	627,029

NCSoft Corp.	774	597,042

SK Hynix, Inc.	36,116	4,228,293

SK Materials Co., Ltd.	631	173,396

Total South Korea		5,685,890

Sweden – 2.5%

AddTech AB, Class B	7,903	117,870

Atlas Copco AB, Class B	64,148	3,344,913

Beijer Ref AB	9,934	437,418

Epiroc AB, Class B	49,755	1,038,620

EQT AB	44,266	1,460,078

Evolution Gaming Group AB(b)	11,786	1,738,903

Lifco AB, Class B	6,055	564,076

Mycronic AB	6,722	158,096

Total Sweden		8,859,974

Switzerland – 11.3%

Givaudan S.A., Registered Shares	1,150	4,450,194

Logitech International S.A., Registered Shares	17,119	1,803,302

Partners Group Holding AG	6,564	8,418,156

Roche Holding AG, Bearer Shares(a)	22,581	7,749,735

Roche Holding AG Genusschein	35,521	11,528,332

Schindler Holding AG, Participation Certificate	5,493	1,620,206

SFS Group AG	5,828	726,991

Sika AG, Registered Shares	12,601	3,615,013

Temenos AG, Registered Shares	2,698	390,015

Total Switzerland		40,301,944

Taiwan – 8.8%

Accton Technology Corp.	89,000	860,898

Advantech Co., Ltd.	42,496	527,235

ASMedia Technology, Inc.	1,000	52,220

Eclat Textile Co., Ltd.	45,283	761,779

Feng TAY Enterprise Co., Ltd.	79,620	544,138

Genius Electronic Optical Co., Ltd.(a)	8,000	135,702

Hiwin Technologies Corp.	13,391	188,900

Largan Precision Co., Ltd.	15,000	1,687,520

Macronix International Co., Ltd.	461,000	716,551

Micro-Star International Co., Ltd.	102,000	622,017

momo.com, Inc.	2,000	69,393

Nanya Technology Corp.	226,000	727,908

Nien Made Enterprise Co., Ltd.	31,000	432,412

Novatek Microelectronics Corp.	89,000	1,793,537

President Chain Store Corp.	144,000	1,372,726

Realtek Semiconductor Corp.	58,000	1,004,171

Taiwan Semiconductor Manufacturing Co., Ltd.	828,000	17,034,171

Voltronic Power Technology Corp.	7,000	271,090

Walsin Technology Corp.	48,000	419,724

Wiwynn Corp.	13,000	384,082

Yageo Corp.	81,000	1,569,866

Total Taiwan		31,176,040

Thailand – 0.1%

Carabao Group PCL NVDR	45,900	189,475

Delta Electronics Thailand PCL NVDR	25,800	239,424

Muangthai Capital PCL NVDR	27,200	61,581

Total Thailand		490,480

See Notes to Financial Statements.

56	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

March 31, 2021

Investments	Shares	Value

Turkey – 0.4%

Aselsan Elektronik Sanayi ve Ticaret AS	32,738	$59,137

Eregli Demir ve Celik Fabrikalari T.A.S.	292,348	539,040

Ford Otomotiv Sanayi AS	16,572	387,055

Turkcell Iletisim Hizmetleri AS	212,553	384,464

Total Turkey		1,369,696

United Kingdom – 9.8%

AJ Bell PLC	20,181	116,805

Ashmore Group PLC(a)	277,453	1,498,287

Bunzl PLC	52,841	1,693,577

Games Workshop Group PLC	3,709	509,940

Gamma Communications PLC	3,886	87,929

Halma PLC	26,748	876,106

HomeServe PLC	57,971	960,591

IMI PLC	71,176	1,310,009

RELX PLC	456,358	11,453,103

Unilever PLC	288,520	16,145,767

Total United Kingdom		34,652,114
TOTAL COMMON STOCKS (Cost: $294,855,482)		354,297,687

EXCHANGE-TRADED FUNDS – 0.0%

United States – 0.0%

WisdomTree Emerging Markets High Dividend Fund(a)(d)	1,259	55,849

WisdomTree International Equity Fund(d)	1,565	82,296
TOTAL EXCHANGE-TRADED FUNDS (Cost: $138,098)		138,145

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.1%

United States – 1.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(e)

(Cost: $3,935,928)	3,935,928	3,935,928

TOTAL INVESTMENTS IN SECURITIES – 100.9% (Cost: $298,929,508)		358,371,760

Other Assets less Liabilities – (0.9)%		(3,241,505)

NET ASSETS – 100.0%		$355,130,255
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at March 31, 2021 (See Note 2). At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $9,273,853 and the total market value of the collateral held by the Fund was $9,814,020. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,878,092.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(e)	Rate shown represents annualized 7-day yield as of March 31, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2021 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2021	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$125,227	$8,993,357	$9,190,779	$89,496	$38,548	$55,849	$20,558
WisdomTree International Equity Fund	190,736	13,495,967	13,662,640	5,783	52,450	82,296	21,787
Total	$315,963	$22,489,324	$22,853,419	$95,279	$90,998	$138,145	$42,345

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America N.A.	4/1/2021	51,175	USD	64,347	CAD	$—	$(22)
Bank of Montreal	4/6/2021	20,777	USD	27,291	AUD	—	(9)
Goldman Sachs	4/5/2021	66,583	USD	552,439	TRY	—	(167)
						$—	$(198)

See Notes to Financial Statements.

WisdomTree Trust	57

Schedule of Investments (concluded)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

March 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$354,297,687	$—	$—	$354,297,687
Exchange-Traded Funds	138,145	—	—	138,145
Investment of Cash Collateral for Securities Loaned	—	3,935,928	—	3,935,928
Total Investments in Securities	$354,435,832	$3,935,928	$—	$358,371,760
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(198)	$—	$(198)
Total – Net	$354,435,832	$3,935,730	$—	$358,371,562
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

58	WisdomTree Trust

Schedule of Investments

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

March 31, 2021

Investments	Shares	Value

COMMON STOCKS – 99.6%

Australia – 9.5%

Abacus Property Group	48,962	$104,790

BWP Trust	48,984	147,369

Centuria Industrial REIT	45,419	114,850

Charter Hall Group	28,956	284,060

Charter Hall Long Wale REIT	54,422	195,646

Charter Hall Retail REIT	68,634	200,736

Cromwell Property Group(a)	375,859	236,175

Dexus	138,198	1,026,270

Goodman Group	89,911	1,240,871

Growthpoint Properties Australia Ltd.	42,562	112,488

Ingenia Communities Group	19,288	74,335

Mirvac Group	369,904	704,344

Shopping Centres Australasia Property Group	127,835	244,388

Stockland	330,152	1,106,425

Waypoint REIT	141,782	271,051

Total Australia		6,063,798

Austria – 0.4%

CA Immobilien Anlagen AG	6,255	265,389

Belgium – 2.2%

Aedifica S.A.	2,810	322,993

Befimmo S.A.	3,002	122,607

Cofinimmo S.A.	4,008	585,056

Warehouses De Pauw CVA	10,828	358,623

Total Belgium		1,389,279

Canada – 3.3%

Allied Properties Real Estate Investment Trust	6,675	215,835

Altus Group Ltd.(a)	1,644	79,057

Canadian Apartment Properties REIT	5,988	256,605

Choice Properties Real Estate Investment Trust	30,731	331,553

CT Real Estate Investment Trust	10,229	133,066

Dream Industrial Real Estate Investment Trust	10,645	113,662

First Capital Real Estate Investment Trust	13,758	180,506

FirstService Corp.(a)	669	99,292

Granite Real Estate Investment Trust	2,556	155,412

InterRent Real Estate Investment Trust	6,147	72,335

Killam Apartment Real Estate Investment Trust	6,952	102,384

NorthWest Healthcare Properties Real Estate Investment Trust	12,725	130,910

Summit Industrial Income REIT	6,994	79,353

Tricon Residential, Inc.(a)	11,608	118,772

Total Canada		2,068,742

Chile – 0.3%

Cencosud Shopping S.A.	55,985	116,911

Parque Arauco S.A.	38,604	75,499

Total Chile		192,410

China – 20.2%

Agile Group Holdings Ltd.	424,000	694,809

C&D International Investment Group Ltd.(a)	55,000	99,750

Central China Real Estate Ltd.	244,000	108,592

China Aoyuan Group Ltd.	230,000	247,027

China Jinmao Holdings Group Ltd.	693,000	278,111

China Overseas Grand Oceans Group Ltd.	225,000	147,020

China Overseas Land & Investment Ltd.	447,549	1,162,846

China Resources Land Ltd.	342,000	1,656,233

China SCE Group Holdings Ltd.	270,000	125,025

China Vanke Co., Ltd., Class H	179,000	701,085

CIFI Holdings Group Co., Ltd.	541,900	525,558

Country Garden Holdings Co., Ltd.(a)	1,078,972	1,385,068

Dexin China Holdings Co., Ltd.*	204,000	78,457

Greentown China Holdings Ltd.(a)	43,500	56,176

Hopson Development Holdings Ltd.	72,000	259,311

Jiayuan International Group Ltd.	158,000	65,034

Kaisa Group Holdings Ltd.*(a)	169,000	83,473

KWG Group Holdings Ltd.	351,500	601,322

Logan Group Co., Ltd.	133,000	224,106

Longfor Group Holdings Ltd.(b)	177,000	1,172,495

Midea Real Estate Holding Ltd.(a)(b)	48,400	102,348

Powerlong Real Estate Holdings Ltd.	210,000	209,070

Redsun Properties Group Ltd.	156,000	58,391

Seazen Group Ltd.*	230,000	282,528

Shenzhen Investment Ltd.	470,000	163,227

Shimao Group Holdings Ltd.	127,500	400,977

Sunac China Holdings Ltd.	264,271	1,133,641

Times China Holdings Ltd.(a)	156,000	214,703

Yanlord Land Group Ltd.	120,900	111,578

Yuexiu Property Co., Ltd.	963,000	218,006

Yuzhou Group Holdings Co., Ltd.(a)	443,000	132,197

Zhenro Properties Group Ltd.(a)	101,700	72,078

Zhongliang Holdings Group Co., Ltd.	140,500	95,420

Total China		12,865,662

Finland – 0.3%

Kojamo Oyj	8,990	176,240

France – 2.2%

Cromwell European Real Estate Investment Trust	249,300	133,316

Gecina S.A.	5,890	812,703

Nexity S.A.	8,624	426,514

Total France		1,372,533

Germany – 9.9%

alstria office REIT-AG	27,776	449,850

Deutsche Wohnen SE, Bearer Shares	24,853	1,161,962

LEG Immobilien SE	6,911	911,019

PATRIZIA AG	2,204	55,952

TAG Immobilien AG*	15,414	440,945

Vonovia SE	49,827	3,261,884

Total Germany		6,281,612

Hong Kong – 14.2%

Champion REIT	290,000	170,096

Hang Lung Group Ltd.	90,649	229,466

Hang Lung Properties Ltd.	161,283	419,054

Henderson Land Development Co., Ltd.	191,915	861,519

Hui Xian Real Estate Investment Trust*	529,634	142,878

Hysan Development Co., Ltd.	81,115	317,179

See Notes to Financial Statements.

WisdomTree Trust	59

Schedule of Investments (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

March 31, 2021

Investments	Shares	Value

Kowloon Development Co., Ltd.	76,000	$83,484

Link REIT	228,414	2,080,110

New World Development Co., Ltd.	176,013	910,125

Sino Land Co., Ltd.	381,735	531,275

Sun Hung Kai Properties Ltd.	177,810	2,694,212

Swire Properties Ltd.	102,741	317,826

Wharf Holdings Ltd. (The)	63,872	169,242

Yuexiu Real Estate Investment Trust	240,900	123,325

Total Hong Kong		9,049,791

India – 0.1%

Embassy Office Parks REIT	16,800	74,782

Israel – 0.8%

Alony Hetz Properties & Investments Ltd.	11,836	152,338

Amot Investments Ltd.	35,041	187,673

Azrieli Group Ltd.	1,571	97,095

Mivne Real Estate KD Ltd.	27,297	67,221

Total Israel		504,327

Japan – 14.1%

Aeon Mall Co., Ltd.	5,930	103,305

Daito Trust Construction Co., Ltd.(a)	15,000	1,741,629

Daiwa House Industry Co., Ltd.(a)	53,600	1,572,105

GLP J-REIT	287	472,186

Heiwa Real Estate Co., Ltd.	2,400	75,041

Hulic Co., Ltd.	38,800	458,226

Ichigo, Inc.	13,100	38,766

Invesco Office J-REIT, Inc.	1,175	185,342

Japan Metropolitan Fund Invest REIT	638	653,012

Katitas Co., Ltd.	1,900	53,131

Mitsubishi Estate Co., Ltd.	59,489	1,040,385

Mitsui Fudosan Co., Ltd.	52,308	1,189,829

Nomura Real Estate Holdings, Inc.(a)	11,165	269,274

Open House Co., Ltd.	5,400	230,661

Relo Group, Inc.	3,100	65,703

Starts Corp., Inc.	2,600	68,353

Sumitomo Realty & Development Co., Ltd.	14,479	511,810

Tokyo Tatemono Co., Ltd.	17,400	264,700

Total Japan		8,993,458

Malaysia – 0.3%

IGB Real Estate Investment Trust	158,600	66,554

KLCCP Stapled Group	50,800	85,514

Sunway Real Estate Investment Trust	186,896	67,159

Total Malaysia		219,227

Mexico – 0.4%

PLA Administradora Industrial S de RL de C.V.	109,098	162,416

Prologis Property Mexico S.A. de C.V.	47,155	101,199

Total Mexico		263,615

Norway – 0.7%

Entra ASA(b)	21,183	471,238

Philippines – 0.3%

Robinsons Land Corp.	173,147	63,783

SM Prime Holdings, Inc.	163,075	117,592

Total Philippines		181,375

Singapore – 8.6%

Ascendas India Trust	122,400	134,826

Ascendas Real Estate Investment Trust	350,036	794,589

Ascott Residence Trust(a)	254,588	202,746

CapitaLand Integrated Commercial Trust	476,200	769,093

CapitaLand Ltd.	237,089	663,482

City Developments Ltd.	19,603	116,427

Frasers Centrepoint Trust	58,018	106,225

Frasers Logistics & Commercial Trust	87,900	94,861

Keppel DC REIT	92,704	186,291

Keppel REIT	200,800	182,328

Manulife US Real Estate Investment Trust	237,672	173,501

Mapletree Commercial Trust	135,520	213,830

Mapletree Industrial Trust	197,018	401,778

Mapletree Logistics Trust	341,575	490,652

Mapletree North Asia Commercial Trust	247,800	195,496

OUE Commercial Real Estate Investment Trust	243,000	71,439

Parkway Life Real Estate Investment Trust	44,400	134,826

SPH REIT	101,600	66,166

Suntec Real Estate Investment Trust	270,028	313,519

UOL Group Ltd.	28,300	166,396

Total Singapore		5,478,471

Spain – 0.9%

Inmobiliaria Colonial Socimi S.A.	17,742	172,135

Merlin Properties Socimi S.A.	40,837	418,522

Total Spain		590,657

Sweden – 2.6%

Atrium Ljungberg AB, Class B(a)	6,026	108,127

Castellum AB(a)	26,392	583,172

Catena AB	1,708	75,443

Fabege AB(a)	17,216	232,574

Hufvudstaden AB, Class A(a)	9,308	135,621

Kungsleden AB	14,539	152,207

Samhallsbyggnadsbolaget i Norden AB(a)	20,333	63,404

Wallenstam AB, Class B	3,687	50,464

Wihlborgs Fastigheter AB	12,079	229,626

Total Sweden		1,630,638

Switzerland – 2.9%

Allreal Holding AG, Registered Shares	1,661	336,030

PSP Swiss Property AG, Registered Shares	3,196	391,201

Swiss Prime Site AG, Registered Shares	12,050	1,115,824

Total Switzerland		1,843,055

Taiwan – 0.4%

Farglory Land Development Co., Ltd.	83,000	165,808

Ruentex Development Co., Ltd.	39,000	67,658

Total Taiwan		233,466

Thailand – 0.5%

Central Pattana PCL NVDR	70,074	130,618

Supalai PCL NVDR	146,400	100,255

See Notes to Financial Statements.

60	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

March 31, 2021

Investments	Shares	Value

WHA Corp. PCL NVDR	918,500	$102,284

Total Thailand		333,157

United Kingdom – 4.5%

Assura PLC	314,110	312,465

Big Yellow Group PLC	10,743	165,267

CLS Holdings PLC	17,845	56,382

Grainger PLC	26,752	98,475

Great Portland Estates PLC	12,146	113,920

Londonmetric Property PLC	74,057	218,249

Primary Health Properties PLC	91,823	187,752

Safestore Holdings PLC	15,922	174,752

Secure Income REIT PLC(a)	42,508	210,841

Segro PLC(b)	59,015	763,422

Tritax Big Box REIT PLC	153,654	380,534

Workspace Group PLC	18,548	204,725

Total United Kingdom		2,886,784
TOTAL COMMON STOCKS (Cost: $57,086,418)		63,429,706

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 8.7%

United States – 8.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c)
(Cost: $5,538,740)	5,538,740	5,538,740

TOTAL INVESTMENTS IN SECURITIES – 108.3% (Cost: $62,625,158)		68,968,446

Other Assets less Liabilities – (8.3)%		(5,257,812)

NET ASSETS – 100.0%		$63,710,634
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at March 31, 2021 (See Note 2). At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,836,169 and the total market value of the collateral held by the Fund was $7,514,432. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,975,692.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2021.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	4/6/2021	17,036	USD	148,846	SEK	$—	$(41)
State Street Bank and Trust	4/6/2021	20,463	USD	19,344	CHF	—	(90)
						$—	$(131)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$63,429,706	$—	$—	$63,429,706
Investment of Cash Collateral for Securities Loaned	—	5,538,740	—	5,538,740
Total Investments in Securities	$63,429,706	$5,538,740	$—	$68,968,446
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(131)	$—	$(131)
Total — Net	$63,429,706	$5,538,609	$—	$68,968,315
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	61

Schedule of Investments

WisdomTree Global High Dividend Fund (DEW)

March 31, 2021

Investments	Shares	Value

COMMON STOCKS – 99.4%

Australia – 4.1%

AGL Energy Ltd.(a)	3,230	$23,740

Alumina Ltd.	13,063	17,312

APA Group(a)	3,662	27,947

Aurizon Holdings Ltd.	8,218	24,411

AusNet Services	18,683	26,112

Australia & New Zealand Banking Group Ltd.	8,667	186,022

BHP Group Ltd.	11,358	391,882

BHP Group PLC	6,310	182,345

Commonwealth Bank of Australia	6,393	419,241

Dexus	4,281	31,791

Fortescue Metals Group Ltd.	27,307	415,760

Harvey Norman Holdings Ltd.(a)	4,955	21,625

JB Hi-Fi Ltd.	380	14,987

Macquarie Group Ltd.	657	76,477

Magellan Financial Group Ltd.(a)	407	14,002

Medibank Pvt Ltd.	8,398	17,910

Metcash Ltd.(a)	3,327	9,325

Mineral Resources Ltd.	797	23,079

Mirvac Group	12,343	23,503

National Australia Bank Ltd.	9,911	196,267

Origin Energy Ltd.	7,198	25,712

QBE Insurance Group Ltd.	2,733	20,025

Rio Tinto Ltd.	1,809	152,594

Spark Infrastructure Group	10,600	17,519

Stockland	8,328	27,909

Telstra Corp., Ltd.	37,313	96,626

Transurban Group(a)	5,019	50,919

Wesfarmers Ltd.	3,161	126,807

Worley Ltd.	1,601	12,792

Total Australia		2,674,641

Austria – 0.2%

Oesterreichische Post AG(a)	538	23,585

OMV AG	1,490	75,757

Raiffeisen Bank International AG*	2,431	53,514

Total Austria		152,856

Belgium – 0.1%

Proximus SADP	1,889	41,206

Solvay S.A.(a)	306	38,194

Telenet Group Holding N.V.	410	16,663

Total Belgium		96,063

Brazil – 0.8%

Banco do Brasil S.A.	9,272	50,032

Banco Santander Brasil S.A.	4,042	28,365

CCR S.A.	8,048	18,427

Centrais Eletricas Brasileiras S.A.	2,274	13,810

Petrobras Distribuidora S.A.	7,166	28,039

Porto Seguro S.A.	938	7,809

Vale S.A.	22,082	383,373

Total Brazil		529,855

Canada – 4.3%

Bank of Montreal	1,829	$163,014

Bank of Nova Scotia (The)	4,282	267,853

BCE, Inc.	2,982	134,597

Canadian Imperial Bank of Commerce(a)	1,505	147,345

Canadian Natural Resources Ltd.	4,609	142,467

Enbridge, Inc.	9,255	337,108

Finning International, Inc.	788	20,038

Gibson Energy, Inc.(a)	995	17,630

Great-West Lifeco, Inc.	3,289	87,508

Hydro One Ltd.(b)	2,770	64,509

IGM Financial, Inc.(a)	1,128	34,374

Manulife Financial Corp.	6,256	134,542

National Bank of Canada(a)	909	61,743

Nutrien Ltd.	1,488	80,151

Power Corp. of Canada(a)	2,513	66,042

Rogers Communications, Inc., Class B	962	44,355

Royal Bank of Canada	3,373	310,959

Shaw Communications, Inc., Class B	2,362	61,416

Sun Life Financial, Inc.	1,400	70,743

TC Energy Corp.(a)	2,849	130,589

TELUS Corp.	4,218	84,001

Toronto-Dominion Bank (The)	5,054	329,575

Total Canada		2,790,559

Chile – 0.1%

Banco de Chile	328,038	38,781

Enel Americas S.A.	251,312	42,014

Total Chile		80,795

China – 3.7%

Agile Group Holdings Ltd.	28,000	45,884

Agricultural Bank of China Ltd., Class H	237,074	94,836

Anhui Conch Cement Co., Ltd., Class H	8,000	52,017

Beijing Enterprises Holdings Ltd.	7,500	26,481

BOC Hong Kong Holdings Ltd.	40,000	139,688

China Aoyuan Group Ltd.	14,000	15,036

China Construction Bank Corp., Class H	729,536	613,698

China Everbright Environment Group Ltd.	34,000	23,004

China Life Insurance Co., Ltd., Class H	37,000	76,432

China Medical System Holdings Ltd.	10,000	19,783

China Overseas Land & Investment Ltd.	33,500	87,041

China Pacific Insurance Group Co., Ltd., Class H	18,200	71,752

China Resources Cement Holdings Ltd.	28,000	31,441

China Resources Power Holdings Co., Ltd.	28,000	37,168

CIFI Holdings Group Co., Ltd.	28,000	27,156

Country Garden Holdings Co., Ltd.(a)	57,668	74,028

Far East Horizon Ltd.(a)	17,000	20,423

Guangdong Investment Ltd.	16,000	26,055

Hengan International Group Co., Ltd.	4,500	29,578

Hopson Development Holdings Ltd.	4,000	14,406

Industrial & Commercial Bank of China Ltd., Class H	548,000	393,319

Kunlun Energy Co., Ltd.	28,000	29,425

KWG Group Holdings Ltd.	19,500	33,359

Lenovo Group Ltd.	62,000	88,202

See Notes to Financial Statements.

62	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Global High Dividend Fund (DEW)

March 31, 2021

Investments	Shares	Value

New China Life Insurance Co., Ltd., Class H	4,800	$18,584

Postal Savings Bank of China Co., Ltd., Class H(a)(b)	64,000	47,828

Powerlong Real Estate Holdings Ltd.	13,000	12,942

Shenzhen International Holdings Ltd.	20,500	34,332

Shenzhen Investment Ltd.	62,000	21,532

Shimao Group Holdings Ltd.	7,000	22,014

SITC International Holdings Co., Ltd.	12,000	40,672

Sunac China Holdings Ltd.	13,000	55,766

Times China Holdings Ltd.	11,000	15,139

Uni-President China Holdings Ltd.	12,000	14,602

Want Want China Holdings Ltd.	49,000	36,745

WH Group Ltd.(b)	55,500	44,974

Zhongliang Holdings Group Co., Ltd.	16,500	11,206

Total China		2,446,548

Czech Republic – 0.1%

O2 Czech Republic AS	2,892	33,703

Finland – 0.4%

Fortum Oyj	3,162	84,583

Konecranes Oyj	461	20,589

Neles Oyj	1,843	23,458

Nokian Renkaat Oyj(a)	470	17,058

Orion Oyj, Class B(a)	404	16,224

Sampo Oyj, Class A	1,645	74,377

Valmet Oyj	710	25,877

Total Finland		262,166

France – 1.3%

ALD S.A.(b)	1,681	24,656

AXA S.A.	6,133	164,958

Danone S.A.	1,422	97,770

Gecina S.A.	231	31,873

Imerys S.A.	350	17,079

Orange S.A.	7,685	94,883

Publicis Groupe S.A.	510	31,193

Rubis SCA	396	18,803

Sanofi	3,792	375,480

Societe BIC S.A.	261	15,313

Verallia S.A.(b)	333	12,035

Total France		884,043

Germany – 3.1%

Allianz SE, Registered Shares	1,268	323,465

BASF SE	2,982	248,276

Bayer AG, Registered Shares	3,320	210,552

Bayerische Motoren Werke AG	1,428	148,482

Continental AG	330	43,710

Deutsche Telekom AG, Registered Shares	11,299	228,012

E.ON SE	11,258	131,310

Evonik Industries AG	1,428	50,618

Hannover Rueck SE	284	52,004

METRO AG	1,934	20,480

Muenchener Rueckversicherungs – Gesellschaft AG in Muenchen, Registered Shares	349	107,713

Siemens AG, Registered Shares	1,664	273,798

Siltronic AG	119	19,231

Talanx AG	767	32,597

Telefonica Deutschland Holding AG	12,881	37,847

Traton SE	1,654	44,711

TUI AG	7,459	37,784

Uniper SE	903	32,773

Total Germany		2,043,363

Hong Kong – 1.0%

CLP Holdings Ltd.	9,000	87,402

Hang Seng Bank Ltd.	6,300	121,957

Henderson Land Development Co., Ltd.	17,100	76,763

Link REIT	6,400	58,283

New World Development Co., Ltd.	11,118	57,489

Power Assets Holdings Ltd.	13,500	79,703

Sino Land Co., Ltd.	26,000	36,185

Sun Hung Kai Properties Ltd.	7,500	113,642

Swire Properties Ltd.	15,200	47,021

Total Hong Kong		678,445

India – 0.5%

GAIL India Ltd.	18,641	34,547

Hindustan Petroleum Corp., Ltd.	4,820	15,459

Indus Towers Ltd.	4,861	16,289

ITC Ltd.	19,267	57,579

NMDC Ltd.	10,228	18,934

Oil & Natural Gas Corp., Ltd.	34,288	47,905

Oracle Financial Services Software Ltd.	277	12,120

Power Grid Corp. of India Ltd.	28,897	85,232

REC Ltd.	15,727	28,211

Total India		316,276

Indonesia – 0.4%

Astra International Tbk PT	98,700	35,844

Bank Mandiri Persero Tbk PT	122,400	51,825

Bank Rakyat Indonesia Persero Tbk PT	280,000	84,819

Indocement Tunggal Prakarsa Tbk PT	12,500	10,521

Telkom Indonesia Persero Tbk PT	291,400	68,612

United Tractors Tbk PT	10,100	15,385

Total Indonesia		267,006

Israel – 0.0%

ICL Group Ltd.	3,563	20,910

Italy – 1.0%

A2A SpA	16,779	30,606

Assicurazioni Generali SpA	3,651	73,205

Enav SpA(b)	4,305	20,987

Enel SpA	23,135	230,929

ERG SpA	539	16,053

Iren SpA	6,355	17,597

Italgas SpA	6,447	41,940

Mediobanca Banca di Credito Finanziario SpA*	3,810	42,343

Poste Italiane SpA(b)	4,438	56,541

Telecom Italia SpA, RSP	30,035	17,311

Terna Rete Elettrica Nazionale SpA	5,698	43,114

UnipolSai Assicurazioni SpA	18,270	55,056

Total Italy		645,682

See Notes to Financial Statements.

WisdomTree Trust	63

Schedule of Investments (continued)

WisdomTree Global High Dividend Fund (DEW)

March 31, 2021

Investments	Shares	Value

Japan – 5.1%

AGC, Inc.	800	$33,520

Asahi Kasei Corp.(a)	3,400	39,215

Bridgestone Corp.	2,500	101,244

Canon, Inc.	5,400	122,294

Chubu Electric Power Co., Inc.(a)	2,200	28,371

Dai-ichi Life Holdings, Inc.	2,800	48,196

Daicel Corp.(a)	2,000	15,421

Daito Trust Construction Co., Ltd.(a)	500	58,054

Daiwa House Industry Co., Ltd.(a)	1,400	41,062

Daiwa Securities Group, Inc.(a)	6,000	31,064

ENEOS Holdings, Inc.(a)	13,000	59,012

Idemitsu Kosan Co., Ltd.(a)	1,400	36,159

Inpex Corp.	6,200	42,418

ITOCHU Corp.(a)	4,842	157,179

Japan Post Insurance Co., Ltd.	1,600	32,927

Japan Tobacco, Inc.	8,400	161,539

JTEKT Corp.	1,500	15,339

Kansai Electric Power Co., Inc. (The)(a)	3,400	36,862

KDDI Corp.(a)	8,300	255,009

Marubeni Corp.(a)	5,169	43,074

Matsui Securities Co., Ltd.(a)	1,600	13,046

Mebuki Financial Group, Inc.	5,900	13,936

Mitsubishi Chemical Holdings Corp.(a)	5,100	38,303

Mitsubishi Corp.(a)	5,200	147,294

Mitsubishi UFJ Financial Group, Inc.(a)	44,600	238,822

Mizuho Financial Group, Inc.(a)	9,030	130,669

MS&AD Insurance Group Holdings, Inc.(a)	2,700	79,387

Nippon Telegraph & Telephone Corp.	9,300	239,191

Nomura Holdings, Inc.	8,900	46,828

Resona Holdings, Inc.(a)	9,700	40,802

Seiko Epson Corp.(a)	1,500	24,434

Sekisui House Ltd.	2,300	49,414

SoftBank Corp.(a)	27,400	356,696

Sompo Holdings, Inc.(a)	1,000	38,389

Sumitomo Corp.(a)	4,486	64,022

Sumitomo Mitsui Financial Group, Inc.(a)	5,000	181,312

T&D Holdings, Inc.(a)	1,600	20,648

Takeda Pharmaceutical Co., Ltd.(a)	4,200	151,466

Toda Corp.	2,600	19,082

Tohoku Electric Power Co., Inc.(a)	2,700	25,534

Tokio Marine Holdings, Inc.(a)	1,700	81,000

Total Japan		3,358,234

Malaysia – 0.1%

DiGi.Com Bhd	33,400	29,320

Petronas Gas Bhd	6,900	26,625

Total Malaysia		55,945

Mexico – 0.2%

Grupo Mexico S.A.B. de C.V., Series B	17,287	90,792

Kimberly-Clark de Mexico S.A.B. de C.V., Class A	14,696	25,089

Orbia Advance Corp. S.A.B. de C.V.	7,786	20,766

Total Mexico		136,647

Netherlands – 0.4%

ASR Nederland N.V.	651	29,235

Koninklijke Ahold Delhaize N.V.	3,487	97,334

Koninklijke KPN N.V.	18,848	64,108

NN Group N.V.	1,266	62,032

Total Netherlands		252,709

Norway – 0.6%

Equinor ASA	11,154	218,602

Gjensidige Forsikring ASA	1,678	39,432

Telenor ASA	6,616	116,644

Yara International ASA	743	38,715

Total Norway		413,393

Philippines – 0.1%

Globe Telecom, Inc.	345	13,363

PLDT, Inc.	955	24,024

Total Philippines		37,387

Portugal – 0.1%

EDP – Energias de Portugal S.A.	7,263	41,571

Russia – 1.8%

Magnit PJSC, GDR(c)	2,226	33,368

MMC Norilsk Nickel PJSC, ADR	6,674	208,095

Mobile TeleSystems PJSC, ADR	6,205	51,750

PhosAgro PJSC, GDR(c)	2,044	35,606

Rosneft Oil Co. PJSC, GDR(c)	21,444	162,160

Sberbank of Russia PJSC, ADR	39,889	614,490

Tatneft PJSC, ADR	1,916	90,895

Total Russia		1,196,364

Singapore – 0.9%

DBS Group Holdings Ltd.	7,766	166,406

Genting Singapore Ltd.	55,600	38,071

Jardine Cycle & Carriage Ltd.	1,800	30,156

Oversea-Chinese Banking Corp., Ltd.	14,027	122,669

Singapore Telecommunications Ltd.	55,000	99,881

United Overseas Bank Ltd.	6,113	117,519

Total Singapore		574,702

South Africa – 0.3%

African Rainbow Minerals Ltd.(a)	1,076	20,266

Exxaro Resources Ltd.	2,622	30,872

Kumba Iron Ore Ltd.(a)	609	25,096

MultiChoice Group	2,194	19,160

Remgro Ltd.	4,398	30,975

Sanlam Ltd.	12,813	51,655

Vodacom Group Ltd.	5,154	44,070

Total South Africa		222,094

South Korea – 0.7%

Hana Financial Group, Inc.	2,533	95,792

Industrial Bank of Korea	2,299	18,607

KT&G Corp.	841	60,488

Macquarie Korea Infrastructure Fund	4,602	47,372

POSCO	377	106,596

Samsung Fire & Marine Insurance Co., Ltd.	187	31,394

See Notes to Financial Statements.

64	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Global High Dividend Fund (DEW)

March 31, 2021

Investments	Shares	Value

Samsung Life Insurance Co., Ltd.	505	$34,849

SK Telecom Co., Ltd.	207	50,298

Total South Korea		445,396

Spain – 0.9%

Enagas S.A.	1,922	41,835

Endesa S.A.	3,738	99,112

Fomento de Construcciones y Contratas S.A.	1,610	19,036

Iberdrola S.A.	18,910	244,141

Naturgy Energy Group S.A.(a)	4,348	106,803

Red Electrica Corp. S.A.	3,305	58,654

Total Spain		569,581

Sweden – 0.2%

Tele2 AB, Class B	3,060	41,356

Telia Co. AB	13,253	57,520

Total Sweden		98,876

Switzerland – 2.1%

ABB Ltd., Registered Shares	3,906	118,531

Adecco Group AG, Registered Shares	570	38,543

Banque Cantonale Vaudoise, Registered Shares	358	35,072

LafargeHolcim Ltd., Registered Shares*	1,703	100,499

Novartis AG, Registered Shares	7,649	656,441

Swiss Life Holding AG, Registered Shares	120	59,238

Swiss Prime Site AG, Registered Shares	402	37,225

Swisscom AG, Registered Shares(a)	204	109,895

Zurich Insurance Group AG	517	221,599

Total Switzerland		1,377,043

Taiwan – 2.8%

Asia Cement Corp.	36,000	60,309

Asustek Computer, Inc.	8,000	104,440

Catcher Technology Co., Ltd.	6,000	44,475

Cathay Financial Holding Co., Ltd.	53,000	89,067

Chicony Electronics Co., Ltd.	12,000	42,687

Chunghwa Telecom Co., Ltd.	21,000	82,063

CTBC Financial Holding Co., Ltd.	190,480	147,535

Far Eastern New Century Corp.	42,000	44,454

Formosa Chemicals & Fibre Corp.	29,000	89,034

Formosa Plastics Corp.	30,000	106,193

Fubon Financial Holding Co., Ltd.	61,195	121,820

Hon Hai Precision Industry Co., Ltd.	71,000	308,555

Lite-On Technology Corp.	33,000	72,632

Mega Financial Holding Co., Ltd.	83,941	93,846

Pegatron Corp.	27,680	71,885

Quanta Computer, Inc.	25,210	86,587

Shanghai Commercial & Savings Bank Ltd. (The)	34,000	49,988

SinoPac Financial Holdings Co., Ltd.	164,559	74,110

Synnex Technology International Corp.	20,000	38,201

Taiwan Cement Corp.	54,850	89,965

Wistron Corp.	39,000	45,789

Total Taiwan		1,863,635

Thailand – 0.2%

Bangkok Commercial Asset Management PCL, NVDR	10,400	7,222

Intouch Holdings PCL, NVDR	9,000	16,704

PTT Exploration & Production PCL, NVDR	12,500	45,600

Ratch Group PCL, NVDR	4,900	8,036

Siam Commercial Bank PCL (The), NVDR	10,600	37,821

Total Thailand		115,383

United Kingdom – 4.1%

Admiral Group PLC	1,313	56,176

Airtel Africa PLC(b)	14,676	16,057

BAE Systems PLC	9,476	66,024

Berkeley Group Holdings PLC	417	25,539

British American Tobacco PLC	10,546	403,626

Direct Line Insurance Group PLC	9,480	40,978

easyJet PLC*	1,918	25,886

GlaxoSmithKline PLC	24,725	439,377

National Grid PLC	10,677	127,277

Pearson PLC	1,750	18,630

Pennon Group PLC	1,316	17,703

Phoenix Group Holdings PLC	3,011	30,501

Rio Tinto PLC	6,471	495,506

Royal Dutch Shell PLC, Class A(a)	23,483	458,064

Schroders PLC	578	27,911

Severn Trent PLC	1,010	32,134

SSE PLC	3,472	69,699

Standard Life Aberdeen PLC	12,062	48,245

Tesco PLC	17,621	55,637

United Utilities Group PLC	2,271	29,008

Vodafone Group PLC	114,797	208,879

Total United Kingdom		2,692,857

United States – 57.7%

3M Co.	4,304	829,295

AbbVie, Inc.	11,933	1,291,389

Altria Group, Inc.	34,299	1,754,737

American Campus Communities, Inc.	1,054	45,501

American Electric Power Co., Inc.	2,200	186,340

Antero Midstream Corp.(a)	6,859	61,937

APA Corp.	3,282	58,748

Apartment Investment and Management Co., Class A	3,427	21,042

Apollo Global Management, Inc.	1,668	78,413

Artisan Partners Asset Management, Inc., Class A	880	45,910

AT&T, Inc.	117,807	3,566,018

AvalonBay Communities, Inc.	821	151,483

Avangrid, Inc.	1,430	71,228

Avista Corp.	552	26,358

Baker Hughes Co.	5,206	112,502

Bank of Hawaii Corp.	311	27,831

Bank of New York Mellon Corp. (The)	4,444	210,157

Bank OZK	890	36,356

Black Hills Corp.	405	27,042

Blackstone Group, Inc. (The), Class A	3,180	237,005

BOK Financial Corp.	389	34,745

Boston Properties, Inc.	1,105	111,892

Broadcom, Inc.	1,963	910,165

Camden Property Trust	515	56,604

Cardinal Health, Inc.	1,665	101,149

See Notes to Financial Statements.

WisdomTree Trust	65

Schedule of Investments (continued)

WisdomTree Global High Dividend Fund (DEW)

March 31, 2021

Investments	Shares	Value

CenterPoint Energy, Inc.	3,117	$70,600

CF Industries Holdings, Inc.	1,276	57,905

Chemours Co. (The)	1,046	29,194

Cisco Systems, Inc.	21,992	1,137,206

Citigroup, Inc.	22,208	1,615,632

Coca-Cola Co. (The)	29,913	1,576,714

Cogent Communications Holdings, Inc.	306	21,041

Cohen & Steers, Inc.	627	40,962

Compass Minerals International, Inc.	368	23,081

ConocoPhillips	11,760	622,927

Consolidated Edison, Inc.	1,752	131,050

CoreSite Realty Corp.	347	41,588

Corporate Office Properties Trust	1,221	32,149

Cousins Properties, Inc.	1,023	36,163

CubeSmart	1,691	63,971

Cullen/Frost Bankers, Inc.	387	42,090

CVB Financial Corp.	905	19,991

Dominion Energy, Inc.	5,553	421,806

Douglas Emmett, Inc.	1,340	42,076

Dow, Inc.	6,215	397,387

DTE Energy Co.	938	124,885

Duke Energy Corp.	4,381	422,898

Eastman Chemical Co.	610	67,173

Edison International	2,393	140,230

Entergy Corp.	1,001	99,569

EOG Resources, Inc.	3,383	245,369

Equitrans Midstream Corp.	5,565	45,410

Equity Commonwealth	3,666	101,915

Equity Residential	2,387	170,981

Essex Property Trust, Inc.	378	102,755

Evergy, Inc.	1,270	75,603

Exelon Corp.	5,108	223,424

Extended Stay America, Inc.	1,255	24,786

Extra Space Storage, Inc.	600	79,530

Federal Realty Investment Trust	621	63,000

Federated Hermes, Inc., Class B	673	21,065

Fidelity National Financial, Inc.	1,629	66,235

Fifth Third Bancorp	4,667	174,779

First American Financial Corp.	804	45,547

First Horizon Corp.	3,044	51,474

FirstEnergy Corp.	3,835	133,036

Flowers Foods, Inc.	1,507	35,867

FNB Corp.	3,240	41,148

Foot Locker, Inc.	487	27,394

Franklin Resources, Inc.	3,302	97,739

Gaming and Leisure Properties, Inc.	3,239	137,431

General Mills, Inc.	4,289	263,001

Genuine Parts Co.	643	74,324

Gilead Sciences, Inc.	7,620	492,481

Glacier Bancorp, Inc.	501	28,597

H&R Block, Inc.	2,522	54,980

Halliburton Co.	5,085	109,124

Hanesbrands, Inc.	2,717	53,443

Harley-Davidson, Inc.	670	26,867

Hawaiian Electric Industries, Inc.	681	30,257

Healthcare Realty Trust, Inc.	1,238	37,536

Healthcare Trust of America, Inc., Class A	1,589	43,825

Healthpeak Properties, Inc.	3,894	123,596

Highwoods Properties, Inc.	974	41,824

HollyFrontier Corp.	1,590	56,890

HP, Inc.	7,563	240,125

Hudson Pacific Properties, Inc.	1,181	32,041

Ingredion, Inc.	356	32,012

International Business Machines Corp.	6,571	875,651

International Paper Co.	2,564	138,635

Interpublic Group of Cos., Inc. (The)	3,167	92,476

Iron Mountain, Inc.(a)	3,759	139,121

JPMorgan Chase & Co.	15,895	2,419,696

Kellogg Co.	1,654	104,698

Kilroy Realty Corp.	679	44,563

Kimco Realty Corp.	5,230	98,062

Kraft Heinz Co. (The)	8,946	357,840

Lamar Advertising Co., Class A	554	52,032

Leggett & Platt, Inc.	699	31,909

Lexington Realty Trust	2,569	28,542

Life Storage, Inc.	603	51,828

Lumen Technologies, Inc.	15,868	211,838

M&T Bank Corp.	851	129,020

MDU Resources Group, Inc.	1,657	52,378

Medical Properties Trust, Inc.	4,397	93,568

Mercury General Corp.	771	46,884

MetLife, Inc.	6,197	376,716

Mid-America Apartment Communities, Inc.	650	93,834

MSC Industrial Direct Co., Inc., Class A	349	31,476

National Fuel Gas Co.	616	30,794

National Health Investors, Inc.	485	35,056

National Retail Properties, Inc.	1,498	66,017

National Storage Affiliates Trust	610	24,357

NetApp, Inc.	1,338	97,232

New York Community Bancorp, Inc.	5,473	69,069

Newell Brands, Inc.	3,075	82,348

NiSource, Inc.	2,092	50,438

Northern Trust Corp.	1,014	106,582

Nucor Corp.	1,673	134,292

OGE Energy Corp.	1,559	50,449

Old Republic International Corp.	2,459	53,705

Omnicom Group, Inc.	1,511	112,041

OneMain Holdings, Inc.	1,760	94,547

Ovintiv, Inc.	1,528	36,397

PACCAR, Inc.	1,987	184,632

Patterson Cos., Inc.	549	17,541

People’s United Financial, Inc.	4,235	75,806

Pfizer, Inc.	32,313	1,170,700

Philip Morris International, Inc.	19,996	1,774,445

Physicians Realty Trust	3,022	53,399

Pinnacle West Capital Corp.	658	53,528

PNC Financial Services Group, Inc. (The)	2,659	466,415

Popular, Inc.	524	36,848

See Notes to Financial Statements.

66	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Global High Dividend Fund (DEW)

March 31, 2021

Investments	Shares	Value

Portland General Electric Co.	623	$29,574

PPL Corp.	6,315	182,125

Prosperity Bancshares, Inc.	472	35,348

Public Service Enterprise Group, Inc.	2,620	157,750

Public Storage	848	209,252

Rayonier, Inc.	778	25,090

Realty Income Corp.	2,179	138,366

Regency Centers Corp.	1,536	87,107

Ryder System, Inc.	350	26,477

Sabra Health Care REIT, Inc.	2,970	51,559

SL Green Realty Corp.(a)	729	51,023

Sonoco Products Co.	769	48,678

Southern Co. (The)	6,661	414,048

Spectrum Brands Holdings, Inc.	198	16,830

Spirit Realty Capital, Inc.	1,130	48,025

STAG Industrial, Inc.	993	33,375

State Street Corp.	1,613	135,508

Steel Dynamics, Inc.	946	48,019

STORE Capital Corp.	1,805	60,467

Synchrony Financial	2,757	112,100

TFS Financial Corp.	2,979	60,682

Travel + Leisure Co.	724	44,280

Trinity Industries, Inc.	754	21,481

Truist Financial Corp.	7,453	434,659

U.S. Bancorp	9,765	540,102

UDR, Inc.	1,832	80,352

UGI Corp.	1,258	51,591

United Bankshares, Inc.	998	38,503

Uniti Group, Inc.	1,892	20,869

Unum Group	1,824	50,762

Valley National Bancorp	3,634	49,931

Verizon Communications, Inc.	37,630	2,188,184

VICI Properties, Inc.(a)	3,553	100,337

Virtu Financial, Inc., Class A	1,072	33,286

W.P. Carey, Inc.	1,554	109,961

Webster Financial Corp.	766	42,214

Weingarten Realty Investors	1,176	31,646

Welltower, Inc.	3,172	227,210

Western Union Co. (The)	2,450	60,417

WestRock Co.	1,285	66,884

Williams Cos., Inc. (The)	14,284	338,388

Total United States		37,887,411
TOTAL COMMON STOCKS (Cost: $56,046,081)		65,262,139

EXCHANGE-TRADED FUNDS – 0.1%

United States – 0.1%

WisdomTree International High Dividend Fund(d)	1,382	54,322
WisdomTree U.S. High Dividend Fund(d)	238	18,159
TOTAL EXCHANGE-TRADED FUNDS (Cost: $67,242)		72,481

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.0%

United States – 3.0%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(e)
(Cost: $1,936,790)	1,936,790	1,936,790

TOTAL INVESTMENTS IN SECURITIES – 102.5% (Cost: $58,050,113)		67,271,410

Other Assets less Liabilities – (2.5)%		(1,630,669)

NET ASSETS – 100.0%		$65,640,741
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at March 31, 2021 (See Note 2). At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,521,717 and the total market value of the collateral held by the Fund was $3,717,603. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,780,813.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(e)	Rate shown represents annualized 7-day yield as of March 31, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2021 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2021	Dividend Income
WisdomTree International High Dividend Fund	$196,897	$848,312	$1,010,482	$39,873	$(20,278)	$54,322	$5,951
WisdomTree U.S. High Dividend Fund	68,203	281,864	340,263	16,076	(7,721)	18,159	1,780
Total	$265,100	$1,130,176	$1,350,745	$55,949	$(27,999)	$72,481	$7,731

See Notes to Financial Statements.

WisdomTree Trust	67

Schedule of Investments (concluded)

WisdomTree Global High Dividend Fund (DEW)

March 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$65,262,139	$—	$—	$65,262,139
Exchange-Traded Funds	72,481	—	—	72,481
Investment of Cash Collateral for Securities Loaned	—	1,936,790	—	1,936,790
Total Investments in Securities	$65,334,620	$1,936,790	$—	$67,271,410

See Notes to Financial Statements.

68	WisdomTree Trust

Schedule of Investments

WisdomTree Growth Leaders Fund (PLAT)

March 31, 2021

Investments	Shares	Value

COMMON STOCKS – 99.9%

Argentina – 1.2%

MercadoLibre, Inc.*	116	$170,768

Canada – 0.8%

Ritchie Bros Auctioneers, Inc.	2,022	118,388

China – 4.1%

Alibaba Group Holding Ltd.*	6,860	194,123

Meituan, Class B*(a)	3,600	138,083

Ping An Healthcare and Technology Co., Ltd.*(a)(b)	3,700	46,402

Tencent Holdings Ltd.	2,800	219,694

Total China		598,302

Germany – 1.3%

Delivery Hero SE*(a)	944	122,598

TeamViewer AG*(a)	1,665	71,289

Total Germany		193,887

Russia – 0.8%

Yandex N.V., Class A*(b)	1,699	108,838

United Kingdom – 2.0%

Farfetch Ltd., Class A*	4,107	217,753

TP ICAP Group PLC	19,879	66,771

Total United Kingdom		284,524

United States – 89.7%

Alphabet, Inc., Class A*	653	1,346,826

Amazon.com, Inc.*	328	1,014,858

American Express Co.	1,973	279,061

Anaplan, Inc.*	3,071	165,373

Angi, Inc., Class A*	9,261	120,393

Appian Corp.*(b)	2,724	362,156

Atlassian Corp. PLC, Class A*	608	128,142

Booking Holdings, Inc.*	115	267,932

Cargurus, Inc.*	3,174	75,636

CBOE Global Markets, Inc.	1,558	153,759

Chegg, Inc.*	1,864	159,670

CME Group, Inc.	1,095	223,632

Copart, Inc.*	1,669	181,270

CoStar Group, Inc.*	222	182,460

Coupa Software, Inc.*	504	128,258

Dropbox, Inc., Class A*	6,300	167,958

Etsy, Inc.*	1,372	276,691

Expedia Group, Inc.	1,680	289,162

Facebook, Inc., Class A*	3,324	979,018

IAA, Inc.*	3,341	184,223

LendingTree, Inc.*(b)	214	45,582

Lyft, Inc. , Class A*	4,444	280,772

MarketAxess Holdings, Inc.	290	144,397

MasterCard, Inc., Class A	1,228	437,229

Match Group, Inc.*	1,667	229,012

Microsoft Corp.	4,898	1,154,801

PayPal Holdings, Inc.*	1,855	450,468

Pinterest, Inc., Class A*	5,430	401,983

Redfin Corp.*(b)	3,285	218,748

salesforce.com, Inc.*	1,518	321,619

Slack Technologies, Inc., Class A*	4,393	178,488

Snap, Inc., Class A*	6,814	356,304

Teladoc Health, Inc.*(b)	682	123,954

Tradeweb Markets, Inc., Class A	2,548	188,552

Twitter, Inc.*	4,172	265,464

Uber Technologies, Inc.*	4,418	240,825

Visa, Inc., Class A	2,627	556,215

Yelp, Inc.*	5,526	215,514

Zillow Group, Inc., Class A*	2,103	276,292

Zynga, Inc., Class A*	14,658	149,658

Total United States		12,922,355
TOTAL COMMON STOCKS (Cost: $13,449,733)		14,397,062

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.9%

United States – 1.9%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c)
(Cost: $265,750)	265,750	265,750

TOTAL INVESTMENTS IN SECURITIES – 101.8% (Cost: $13,715,483)		14,662,812

Other Assets less Liabilities – (1.8)%		(252,390)

NET ASSETS – 100.0%		$14,410,422
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at March 31, 2021 (See Note 2). At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $758,705 and the total market value of the collateral held by the Fund was $764,145. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $498,395.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2021.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$14,397,062	$—	$—	$14,397,062
Investment of Cash Collateral for Securities Loaned	—	265,750	—	265,750
Total Investments in Securities	$14,397,062	$265,750	$—	$14,662,812

See Notes to Financial Statements.

WisdomTree Trust	69

Schedule of Investments

WisdomTree India Earnings Fund (EPI) (consolidated)

March 31, 2021

Investments	Shares	Value

COMMON STOCKS – 101.5%

India – 101.5%

Aerospace & Defense – 0.3%

Bharat Dynamics Ltd.	44,880	$204,132

Bharat Electronics Ltd.	1,369,992	2,344,101

Total Aerospace & Defense		2,548,233

Air Freight & Logistics – 0.0%

Mahindra Logistics Ltd.(a)	10,320	81,832

TCI Express Ltd.	6,112	79,148

Total Air Freight & Logistics		160,980

Auto Components – 1.3%

Apollo Tyres Ltd.	281,498	861,276

Balkrishna Industries Ltd.	75,734	1,749,012

Bharat Forge Ltd.	124,777	1,017,057

Bosch Ltd.	2,309	444,925

Ceat Ltd.	1,793	38,172

Endurance Technologies Ltd.*(a)	21,917	436,504

Exide Industries Ltd.	522,642	1,312,435

Jamna Auto Industries Ltd.	157,533	146,192

JK Tyre & Industries Ltd.	421,446	628,303

Minda Industries Ltd.	10,712	79,424

Motherson Sumi Systems Ltd.	878,603	2,420,811

Sundram Fasteners Ltd.	22,119	242,159

Tube Investments of India Ltd.	43,308	706,866

Total Auto Components		10,083,136

Automobiles – 3.1%

Bajaj Auto Ltd.*	149,245	7,492,691

Eicher Motors Ltd.*	93,053	3,314,087

Hero MotoCorp., Ltd.	148,211	5,906,243

Mahindra & Mahindra Ltd.	65,586	713,372

Maruti Suzuki India Ltd.	69,722	6,541,001

TVS Motor Co., Ltd.	100,977	808,009

Total Automobiles		24,775,403

Banks – 10.3%

AU Small Finance Bank Ltd.*(a)	33,887	569,088

Axis Bank Ltd.*	437,500	4,173,420

Bandhan Bank Ltd.*(a)	711,822	3,299,468

Bank of Baroda*	159,482	161,633

City Union Bank Ltd.	350,303	747,188

DCB Bank Ltd.*	695,692	976,260

Federal Bank Ltd.*	3,822,108	3,962,535

ICICI Bank Ltd.*	3,036,791	24,177,614

Indian Bank*	10,252	16,280

IndusInd Bank Ltd.*	868,890	11,342,765

Karnataka Bank Ltd. (The)*	1	1

Karur Vysya Bank Ltd. (The)*	762,822	580,095

Kotak Mahindra Bank Ltd.*	562,302	13,481,943

Punjab National Bank*	572,754	287,106

RBL Bank Ltd.(a)	332,485	943,834

State Bank of India*	3,148,928	15,689,996

Ujjivan Small Finance Bank Ltd.*(a)	250,035	104,304

Yes Bank Ltd.*(b)	3,906,791	833,577

Total Banks		81,347,107

Beverages – 0.2%

Radico Khaitan Ltd.	57,137	437,668

United Spirits Ltd.*	80,078	609,344

Varun Beverages Ltd.	24,548	336,741

Total Beverages		1,383,753

Biotechnology – 0.1%

Biocon Ltd.*	172,412	964,241

Building Products – 0.1%

Astral Poly Technik Ltd.	17,105	378,270

Blue Star Ltd.	28,591	365,317

Kajaria Ceramics Ltd.	10,972	139,098

Prince Pipes & Fittings Ltd.	21,927	125,194

Total Building Products		1,007,879

Capital Markets – 0.3%

CRISIL Ltd.	8,932	224,663

HDFC Asset Management Co., Ltd.(a)	1,235	49,306

ICICI Securities Ltd.(a)	76,991	403,100

Indian Energy Exchange Ltd.(a)	40,474	184,230

JM Financial Ltd.	469,754	543,232

Motilal Oswal Financial Services Ltd.	3,815	32,601

Multi Commodity Exchange of India Ltd.	18,026	373,014

Nippon Life India Asset Management Ltd.(a)	67,769	313,570

Total Capital Markets		2,123,716

Chemicals – 4.2%

Aarti Industries Ltd.	47,136	849,352

Advanced Enzyme Technologies Ltd.	50,068	236,220

Akzo Nobel India Ltd.	3,655	114,781

Alkyl Amines Chemicals	1,331	103,706

Asian Paints Ltd.	109,989	3,817,149

Atul Ltd.	9,403	910,936

Balaji Amines Ltd.	5,453	131,213

Bayer CropScience Ltd.	3,510	256,451

Berger Paints India Ltd.	86,476	904,811

Castrol India Ltd.	648,445	1,111,284

Chambal Fertilizers and Chemicals Ltd.	722,153	2,262,353

Coromandel International Ltd.	97,952	1,037,681

DCM Shriram Ltd.	141,974	973,145

Deepak Fertilisers & Petrochemicals Corp., Ltd.	71,013	220,089

Deepak Nitrite Ltd.	77,279	1,750,870

EID Parry India Ltd.*	172,204	749,806

Fine Organic Industries Ltd.	1,635	51,072

Finolex Industries Ltd.	63,540	552,720

Galaxy Surfactants Ltd.	5,111	178,030

Gujarat Alkalies & Chemicals Ltd.	121,999	575,340

Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	301,092	1,236,263

Gujarat State Fertilizers & Chemicals Ltd.	23,111	25,699

Himadri Speciality Chemical Ltd.	20,163	11,486

Jubilant Ingrevia Ltd.*	110,847	393,728

See Notes to Financial Statements.

70	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

March 31, 2021

Investments	Shares	Value

Kansai Nerolac Paints Ltd.	66,845	$549,516

Kiri Industries Ltd.	79,303	451,541

Linde India Ltd.*	50,548	1,244,104

Meghmani Organics Ltd.	327,174	521,769

Navin Fluorine International Ltd.	24,406	919,643

NOCIL Ltd.	5,460	13,050

Phillips Carbon Black Ltd.	31,165	81,329

PI Industries Ltd.	33,379	1,030,925

Pidilite Industries Ltd.*	43,765	1,083,085

Polyplex Corp. Ltd.	45,957	542,455

Rain Industries Ltd.	188,558	368,405

Rallis India Ltd.	47,551	164,414

Rashtriya Chemicals & Fertilizers Ltd.	272,343	288,495

SRF Ltd.	20,379	1,508,153

Sudarshan Chemical Industries	29,827	211,381

Sumitomo Chemical India Ltd.	22,566	89,722

Supreme Industries Ltd.	29,536	825,196

UPL Ltd.	493,797	4,334,938

Vinati Organics Ltd.	13,836	264,926

Total Chemicals		32,947,232

Commercial Services & Supplies – 0.0%

Indian Railway Catering & Tourism Corp. Ltd.	8,771	210,776

SIS Ltd.	30,395	162,194

Total Commercial Services & Supplies		372,970

Communications Equipment – 0.1%

ITI Ltd.*	34,112	53,631

Sterlite Technologies Ltd.	167,804	445,710

Total Communications Equipment		499,341

Construction & Engineering – 3.3%

Ashoka Buildcon Ltd.*	306,787	427,575

Dilip Buildcon Ltd.(a)	5,544	43,980

Engineers India Ltd.	749,548	789,389

IRB Infrastructure Developers Ltd.	552,128	820,107

IRCON International Ltd.(a)	210,489	254,209

Kalpataru Power Transmission Ltd.	38,923	200,701

KEC International Ltd.*	159,400	895,720

KNR Constructions Ltd.	208,968	609,923

Larsen & Toubro Ltd.	978,628	18,991,985

NBCC India Ltd.	283,300	181,340

NCC Ltd.	1,237,968	1,337,634

Rail Vikas Nigam Ltd.*	761,747	303,183

Sterling & Wilson Solar Ltd.*	8,225	29,075

Voltas Ltd.	93,493	1,281,227

Total Construction & Engineering		26,166,048

Construction Materials – 4.5%

ACC Ltd.	93,233	2,426,981

Ambuja Cements Ltd.	765,803	3,234,935

Birla Corp., Ltd.	64,474	837,608

Dalmia Bharat Ltd.*	1,386	30,122

Grasim Industries Ltd.	708,275	14,051,917

HeidelbergCement India Ltd.	89,498	285,948

India Cements Ltd. (The)	75,380	172,537

JK Cement Ltd.*	22,963	909,946

JK Lakshmi Cement Ltd.	118,286	700,442

Ramco Cements Ltd. (The)	82,866	1,136,275

Shree Cement Ltd.*	3,254	1,311,387

UltraTech Cement Ltd.	108,479	9,997,108

Total Construction Materials		35,095,206

Consumer Finance – 3.6%

Bajaj Finance Ltd.	95,119	6,699,815

Capri Global Capital Ltd.	17,584	91,283

Cholamandalam Financial Holdings Ltd.	111,285	912,031

Cholamandalam Investment and Finance Co., Ltd.	350,484	2,678,709

CreditAccess Grameen Ltd.*	17,155	157,381

Equitas Holdings Ltd.	638,289	761,700

Mahindra & Mahindra Financial Services Ltd.*	464,108	1,262,885

Manappuram Finance Ltd.	836,445	1,706,896

Muthoot Finance Ltd.*	134,596	2,219,956

SBI Cards & Payment Services Ltd.	17,584	223,246

Shriram Transport Finance Co., Ltd.	465,683	9,059,047

Sundaram Finance Ltd.	61,390	2,158,280

Ujjivan Financial Services Ltd.	187,020	537,933

Total Consumer Finance		28,469,162

Containers & Packaging – 0.0%

EPL Ltd.	41,589	134,044

Diversified Financial Services – 2.6%

Aditya Birla Capital Ltd.*	34,672	56,574

Bajaj Holdings & Investment Ltd.	90,111	4,058,608

Housing & Urban Development Corp. Ltd.	132,948	79,736

L&T Finance Holdings Ltd.	1,440,353	1,888,261

Power Finance Corp., Ltd.	5,099,840	7,934,305

REC Ltd.	3,533,762	6,338,793

Total Diversified Financial Services		20,356,277

Diversified Telecommunication Services – 0.6%

HFCL Ltd.*	699,759	240,706

Indus Towers Ltd.	1,451,209	4,862,919

Total Diversified Telecommunication Services		5,103,625

Electric Utilities – 3.1%

Adani Transmission Ltd.*	176,403	2,191,715

CESC Ltd.	208,398	1,691,811

Power Grid Corp. of India Ltd.	5,452,195	16,081,323

SJVN Ltd.	548,905	195,571

Tata Power Co., Ltd. (The)	1,909,773	2,696,949

Torrent Power Ltd.	231,253	1,340,446

Total Electric Utilities		24,197,815

Electrical Equipment – 0.7%

ABB India Ltd.	2,922	56,353

Amara Raja Batteries Ltd.	79,282	925,831

Finolex Cables Ltd.	150,612	784,745

Graphite India Ltd.	49,086	343,739

Havells India Ltd.	119,214	1,712,706

HEG Ltd.*	15,163	303,628

See Notes to Financial Statements.

WisdomTree Trust	71

Schedule of Investments (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

March 31, 2021

Investments	Shares	Value

KEI Industries Ltd.	83,731	$598,604

Polycab India Ltd.	17,965	338,974

V-Guard Industries Ltd.	107,458	370,888

Total Electrical Equipment		5,435,468

Electronic Equipment, Instruments & Components – 0.2%

Redington India Ltd.	686,407	1,791,739

Food & Staples Retailing – 0.1%

Avenue Supermarts Ltd.*(a)	17,494	684,088

Food Products – 1.0%

Avanti Feeds Ltd.	48,474	274,778

Balrampur Chini Mills Ltd.	463,716	1,360,443

Bombay Burmah Trading Co.	37,330	566,942

Britannia Industries Ltd.	29,091	1,442,360

CCL Products India Ltd.	71,401	228,469

Godrej Agrovet Ltd.(a)	15,564	111,503

Kaveri Seed Co., Ltd.	43,606	305,990

KRBL Ltd.	127,382	312,733

LT Foods Ltd.	255,817	204,685

Nestle India Ltd.	8,682	2,038,307

Tata Coffee Ltd.	40,433	66,334

Tata Consumer Products Ltd.	147,386	1,287,923

Total Food Products		8,200,467

Gas Utilities – 3.2%

Adani Total Gas Ltd.	190,198	2,500,594

GAIL India Ltd.	8,037,100	14,894,969

Gujarat Gas Ltd.	172,365	1,295,324

Gujarat State Petronet Ltd.	864,923	3,233,683

Indraprastha Gas Ltd.	286,786	2,009,674

Mahanagar Gas Ltd.	80,209	1,282,390

Total Gas Utilities		25,216,634

Health Care Equipment & Supplies – 0.0%

Poly Medicure Ltd.*	10,764	121,069

Health Care Providers & Services – 0.2%

Apollo Hospitals Enterprise Ltd.	31,025	1,231,707

Aster DM Healthcare Ltd.*(a)	73,119	137,460

Dr. Lal PathLabs Ltd.(a)	6,287	232,777

Total Health Care Providers & Services		1,601,944

Hotels, Restaurants & Leisure – 0.2%

Chalet Hotels Ltd.*	45,749	91,543

Coffee Day Enterprises Ltd.*†(a)	83,101	61,888

Delta Corp., Ltd.	4,708	10,441

EIH Ltd.*	28,618	36,382

Indian Hotels Co., Ltd. (The)	433,918	657,877

Jubilant Foodworks Ltd.*	20,939	833,665

Total Hotels, Restaurants & Leisure		1,691,796

Household Durables – 0.3%

Amber Enterprises India Ltd.	5,208	236,193

Crompton Greaves Consumer Electricals Ltd.	240,804	1,292,720

Orient Electric Ltd.	54,881	233,782

Symphony Ltd.	16,903	292,441

Whirlpool of India Ltd.	20,604	627,472

Total Household Durables		2,682,608

Household Products – 1.0%

Hindustan Unilever Ltd.	238,079	7,917,650

Jyothy Labs Ltd.	39,834	74,532

Total Household Products		7,992,182

Independent Power & Renewable Electricity Producers – 2.6%

JSW Energy Ltd.	950,625	1,142,226

NHPC Ltd.	6,109,776	2,043,173

NLC India Ltd.	304,905	210,182

NTPC Ltd.	10,658,644	15,533,036

PTC India Ltd.	1,147,043	1,219,779

Total Independent Power & Renewable Electricity Producers		20,148,396

Industrial Conglomerates – 0.3%

Balmer Lawrie & Co., Ltd.	203,872	359,009

Godrej Industries Ltd.*	67,688	505,250

Siemens Ltd.	47,892	1,207,883

Total Industrial Conglomerates		2,072,142

Insurance – 1.1%

Bajaj Finserv Ltd.	33,128	4,380,864

HDFC Life Insurance Co., Ltd.*(a)	74,297	707,467

ICICI Lombard General Insurance Co., Ltd.(a)	29,836	584,855

ICICI Prudential Life Insurance Co., Ltd.*(a)	116,802	711,863

Max Financial Services Ltd.*	51,876	609,801

New India Assurance Co., Ltd. (The)*(a)	302,946	639,547

SBI Life Insurance Co., Ltd.*(a)	75,433	908,792

Total Insurance		8,543,189

Interactive Media & Services – 0.1%

Just Dial Ltd.*	46,904	553,600

IT Services – 17.1%

Coforge Ltd.	33,263	1,331,612

eClerx Services Ltd.	20,408	307,877

Firstsource Solutions Ltd.	369,425	575,507

HCL Technologies Ltd.	1,271,338	17,086,804

Infibeam Avenues Ltd.*	309,150	200,634

Infosys Ltd.	3,117,312	58,328,819

Larsen & Toubro Infotech Ltd.(a)	31,918	1,769,915

Mindtree Ltd.	76,013	2,166,535

Mphasis Ltd.	100,745	2,447,877

Persistent Systems Ltd.	47,626	1,252,015

Sonata Software Ltd.	81,763	569,438

Suvidhaa Infoserve Pvt Ltd.*	20,301	29,099

Tata Consultancy Services Ltd.	727,788	31,632,916

Tech Mahindra Ltd.	618,293	8,384,286

Vakrangee Ltd.	325,054	249,191

Wipro Ltd.	1,458,944	8,264,132

Total IT Services		134,596,657

Life Sciences Tools & Services – 0.3%

Divi’s Laboratories Ltd.*	47,161	2,336,836

Syngene International Ltd.*(a)	42,502	315,915

Total Life Sciences Tools & Services		2,652,751

See Notes to Financial Statements.

72	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

March 31, 2021

Investments	Shares	Value

Machinery – 0.9%

AIA Engineering Ltd.	38,105	$1,069,814

Ashok Leyland Ltd.	694,596	1,078,274

BEML Ltd.	17,695	303,917

Cochin Shipyard Ltd.(a)	27,799	142,315

Cummins India Ltd.	147,719	1,858,061

Escorts Ltd.	60,908	1,072,812

GMM Pfaudler Ltd.	772	45,469

SKF India Ltd.	16,760	515,634

Thermax Ltd.	22,043	405,066

Timken India Ltd.	11,892	210,876

Total Machinery		6,702,238

Marine – 0.1%

Shipping Corp. of India Ltd.	455,640	689,875

Media – 0.2%

Affle India Ltd.*	140	10,451

Sun TV Network Ltd.	140,376	902,960

TV18 Broadcast Ltd.*	431,305	169,599

Zee Entertainment Enterprises Ltd.	192,260	534,335

Total Media		1,617,345

Metals & Mining – 4.7%

APL Apollo Tubes Ltd.*	45,210	866,218

Hindalco Industries Ltd.	2,621,725	11,720,242

Hindustan Zinc Ltd.	376,667	1,405,925

Jindal Saw Ltd.	301,113	305,381

JSW Steel Ltd.	1,204,880	7,719,834

Mishra Dhatu Nigam Ltd.(a)	36,571	88,459

MOIL Ltd.	132,518	272,870

National Aluminium Co., Ltd.	51,830	38,316

NMDC Ltd.	2,006,568	3,714,609

Steel Authority of India Ltd.	3,202,373	3,451,430

Tata Metaliks Ltd.	34,560	385,713

Tata Steel Ltd.	522,293	5,799,505

Welspun Corp., Ltd.	531,492	1,005,719

Total Metals & Mining		36,774,221

Multiline Retail – 0.1%

Future Retail Ltd.*	404,774	236,120

Trent Ltd.	12,946	132,986

V-Mart Retail Ltd.*	2,922	111,323

Total Multiline Retail		480,429

Oil, Gas & Consumable Fuels – 10.5%

Aegis Logistics Ltd.	75,273	307,470

Bharat Petroleum Corp., Ltd.	559,611	3,275,520

Coal India Ltd.	7,438,622	13,261,861

Great Eastern Shipping Co., Ltd. (The)	124,007	530,365

Hindustan Petroleum Corp., Ltd.	1,129,809	3,623,671

Oil & Natural Gas Corp., Ltd.	6,822,057	9,531,355

Oil India Ltd.	2,300,091	3,863,174

Petronet LNG Ltd.	1,077,608	3,311,069

Reliance Industries Ltd.	1,635,511	44,808,153

Total Oil, Gas & Consumable Fuels		82,512,638

Paper & Forest Products – 0.3%

Century Plyboards India Ltd.*	45,899	199,789

Century Textiles & Industries Ltd.	109,791	698,341

JK Paper Ltd.	569,993	1,168,227

Total Paper & Forest Products		2,066,357

Personal Products – 0.8%

Bajaj Consumer Care, Ltd.	4,114	14,624

Colgate-Palmolive India Ltd.	43,875	935,754

Dabur India Ltd.	218,363	1,614,268

Emami Ltd.	60,648	403,138

Godrej Consumer Products Ltd.	186,476	1,860,966

Marico Ltd.	231,428	1,301,894

Total Personal Products		6,130,644

Pharmaceuticals – 3.5%

Ajanta Pharma Ltd.	15,956	391,056

Alembic Pharmaceuticals Ltd.*	34,696	457,915

Alkem Laboratories Ltd.	16,902	640,306

Aurobindo Pharma Ltd.	351,329	4,234,857

Cadila Healthcare Ltd.*	210,092	1,266,924

Caplin Point Laboratories Ltd.	19,840	109,479

Cipla Ltd.*	263,615	2,938,881

Dr. Reddy’s Laboratories Ltd.	65,962	4,074,259

Eris Lifesciences Ltd.(a)	14,190	117,419

FDC Ltd.	16,816	65,756

GlaxoSmithKline Pharmaceuticals Ltd.	13,089	257,927

Glenmark Pharmaceuticals Ltd.	207,328	1,317,746

Granules India Ltd.	165,563	687,150

IOL Chemicals and Pharmaceuticals Ltd.	29,921	225,429

Ipca Laboratories Ltd.	26,923	701,026

JB Chemicals & Pharmaceuticals Ltd.	15,627	268,334

Jubilant Pharmova Ltd.	110,847	1,032,609

Laurus Labs Ltd.(a)	46,755	231,493

Marksans Pharma Ltd.	183,092	125,085

Natco Pharma Ltd.	71,785	810,547

Pfizer Ltd.	3,765	233,010

Sanofi India Ltd.	1,542	166,288

Solara Active Pharma Sciences Ltd.	10,084	192,146

Strides Pharma Science Ltd.	40,355	466,231

Sun Pharmaceutical Industries Ltd.	610,370	4,990,569

Suven Pharmaceuticals Ltd.	130,010	883,404

Torrent Pharmaceuticals Ltd.	22,156	771,238

Total Pharmaceuticals		27,657,084

Professional Services – 0.1%

L&T Technology Services Ltd.(a)	23,423	850,214

Real Estate Management & Development – 0.4%

Godrej Properties Ltd.*	22,394	430,873

Indiabulls Real Estate Ltd.*	347,354	385,296

NESCO Ltd.	22,779	163,941

Oberoi Realty Ltd.*	115,600	909,368

Phoenix Mills Ltd. (The)*	29,420	314,123

Prestige Estates Projects Ltd.	110,386	461,390

Sobha Ltd.	50,982	304,684

See Notes to Financial Statements.

WisdomTree Trust	73

Schedule of Investments (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

March 31, 2021

Investments	Shares	Value

Sunteck Realty Ltd.	35,632	$136,653

Total Real Estate Management & Development		3,106,328

Road & Rail – 0.0%

Container Corp. of India Ltd.	32,993	269,851

Software – 0.4%

Birlasoft Ltd.	264,929	916,931

Cyient Ltd.	129,755	1,149,030

DRC Systems India Ltd.*	375	1,502

Oracle Financial Services Software Ltd.	17,572	768,829

Tata Elxsi Ltd.	12,467	459,180

Total Software		3,295,472

Textiles, Apparel & Luxury Goods – 0.9%

Bata India Ltd.	17,143	329,712

LUX Industries Ltd.	5,292	126,546

Page Industries Ltd.	666	276,165

Rajesh Exports Ltd.	249,012	1,630,705

Raymond Ltd.*	92,293	456,392

Relaxo Footwears Ltd.*	19,368	232,160

Titan Co., Ltd.	114,854	2,447,532

Trident Ltd.*	3,222,227	619,204

Welspun India Ltd.	553,845	612,448

Total Textiles, Apparel & Luxury Goods		6,730,864

Thrifts & Mortgage Finance – 9.6%

Aavas Financiers Ltd.*	7,537	249,556

Can Fin Homes Ltd.	120,202	1,009,030

Housing Development Finance Corp., Ltd.	1,927,490	65,857,144

Indiabulls Housing Finance Ltd.*	1,301,707	3,498,458

LIC Housing Finance Ltd.	803,593	4,706,345

PNB Housing Finance Ltd.*(a)	33,239	170,437

Total Thrifts & Mortgage Finance		75,490,970

Tobacco – 1.5%

Godfrey Phillips India Ltd.	23,122	289,603

ITC Ltd.	3,797,980	11,350,240

VST Industries Ltd.	3,948	183,005

Total Tobacco		11,822,848

Trading Companies & Distributors – 0.3%

Adani Enterprises Ltd.	190,510	$2,686,832

Transportation Infrastructure – 1.1%

Adani Ports & Special Economic Zone Ltd.	863,624	8,296,791

Gujarat Pipavav Port Ltd.	462,879	614,418

Total Transportation Infrastructure		8,911,209
TOTAL COMMON STOCKS (Cost: $438,589,460)		799,516,317

EXCHANGE-TRADED FUND – 0.0%

United States – 0.0%

WisdomTree India ex-State-Owned Enterprises Fund(c)
(Cost: $26,901)	1,100	33,709

TOTAL INVESTMENTS IN SECURITIES – 101.5% (Cost: $438,616,361)		799,550,026

Other Assets less Liabilities – (1.5)%		(11,724,744)

NET ASSETS – 100.0%		$787,825,282
*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $61,888, which represents 0.01% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

This security, or a portion thereof, is restricted from resale (see Note 2 – Restricted Securities). In accordance with a reconstruction scheme notified by the government of India applicable to Yes Bank Ltd., effective March 16, 2020, 75% of all shares of Yes Bank Ltd. held by then-existing shareholders are subject to a three-year lock-in period and are unable to be sold. At March 31, 2021, the value of the restricted portion of this security is as follows:

Investment	Restricted Shares	Acquisition Date	Acquisition Cost	Value	Value as a Percentage of Net Assets

India – Banks
Yes Bank Ltd.	3,906,791	9/21/15 - 3/13/20	$3,947,791	$833,577	0.1%

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2021 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2021	Dividend Income
WisdomTree India ex-State-Owned Enterprises Fund	$19,463	$—	$—	$—	$14,246	$33,709	$49

See Notes to Financial Statements.

74	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

March 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Hotels, Restaurants & Leisure	$1,629,908	$—	$61,888	*	$1,691,796
Other	797,824,521	—	—		797,824,521
Exchange-Traded Fund	33,709	—	—		33,709
Total Investments in Securities	$799,488,138	$—	$61,888		$799,550,026
*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.

See Notes to Financial Statements.

WisdomTree Trust	75

Schedule of Investments

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

March 31, 2021

Investments	Shares	Value

COMMON STOCKS – 102.8%

India – 102.8%

Airlines – 0.3%

InterGlobe Aviation Ltd.*(a)	595	$13,281

Auto Components – 1.6%

Balkrishna Industries Ltd.	613	14,157

Bharat Forge Ltd.	1,541	12,561

Bosch Ltd.	73	14,066

Exide Industries Ltd.	3,701	9,294

Motherson Sumi Systems Ltd.	8,263	22,767

Total Auto Components		72,845

Automobiles – 6.8%

Bajaj Auto Ltd.*	560	28,114

Eicher Motors Ltd.*	901	32,089

Hero MotoCorp., Ltd.	903	35,985

Mahindra & Mahindra Ltd.	6,255	68,035

Maruti Suzuki India Ltd.	861	80,775

Tata Motors Ltd.*	12,972	53,546

TVS Motor Co., Ltd.	1,358	10,867

Total Automobiles		309,411

Banks – 12.7%

AU Small Finance Bank Ltd.*(a)	1,011	16,979

Axis Bank Ltd.*	13,958	133,149

Bandhan Bank Ltd.*(a)	4,117	19,083

ICICI Bank Ltd.*	30,407	242,087

Kotak Mahindra Bank Ltd.*	6,976	167,259

Yes Bank Ltd.*(b)	3,819	815

Total Banks		579,372

Beverages – 0.3%

United Spirits Ltd.*	1,850	14,077

Biotechnology – 0.4%

Biocon Ltd.*	3,009	16,828

Building Products – 0.3%

Astral Poly Technik Ltd.	616	13,630

Capital Markets – 0.3%

HDFC Asset Management Co., Ltd.(a)	332	13,255

Chemicals – 5.7%

Aarti Industries Ltd.	611	11,010

Asian Paints Ltd.	2,954	102,518

Atul Ltd.	111	10,753

Bayer CropScience Ltd.	76	5,553

Berger Paints India Ltd.	1,525	15,956

Coromandel International Ltd.	771	8,168

Navin Fluorine International Ltd.	244	9,194

PI Industries Ltd.	506	15,628

Pidilite Industries Ltd.*	967	23,931

SRF Ltd.	185	13,691

Supreme Industries Ltd.	410	11,455

UPL Ltd.	3,604	31,639

Total Chemicals		259,496

Construction & Engineering – 0.5%

Voltas Ltd.	1,566	21,460

Construction Materials – 4.2%

ACC Ltd.	461	12,000

Ambuja Cements Ltd.	4,200	17,742

Grasim Industries Ltd.	2,567	50,928

Ramco Cements Ltd. (The)	905	12,410

Shree Cement Ltd.*	65	26,195

UltraTech Cement Ltd.	762	70,224

Total Construction Materials		189,499

Consumer Finance – 4.6%

Bajaj Finance Ltd.	1,760	123,968

Cholamandalam Investment and Finance Co., Ltd.	3,269	24,984

Manappuram Finance Ltd.	2,773	5,659

Muthoot Finance Ltd.*	713	11,760

Shriram Transport Finance Co., Ltd.	1,163	22,624

Sundaram Finance Ltd.	526	18,492

Total Consumer Finance		207,487

Diversified Financial Services – 0.4%

Piramal Enterprises Ltd.	700	16,785

Diversified Telecommunication Services – 0.4%

Indus Towers Ltd.	5,862	19,643

Electrical Equipment – 0.5%

Havells India Ltd.	1,583	22,742

Equity Real Estate Investment Trusts (REITs) – 0.2%

Embassy Office Parks REIT	2,600	11,573

Food & Staples Retailing – 1.0%

Avenue Supermarts Ltd.*(a)	1,132	44,266

Food Products – 2.9%

Britannia Industries Ltd.	799	39,615

Nestle India Ltd.	243	57,050

Tata Consumer Products Ltd.	4,153	36,291

Total Food Products		132,956

Health Care Providers & Services – 0.6%

Apollo Hospitals Enterprise Ltd.	641	25,448

Hotels, Restaurants & Leisure – 0.5%

Jubilant Foodworks Ltd.*	531	21,141

Household Durables – 0.4%

Crompton Greaves Consumer Electricals Ltd.	3,251	17,453

Household Products – 4.3%

Hindustan Unilever Ltd.	5,889	195,847

Independent Power & Renewable Electricity Producers – 0.7%

Adani Green Energy Ltd.*	2,170	32,792

Industrial Conglomerates – 0.4%

Siemens Ltd.	663	16,722

Insurance – 3.3%

Bajaj Finserv Ltd.	270	35,705

HDFC Life Insurance Co., Ltd.*(a)	5,171	49,239

ICICI Lombard General Insurance Co., Ltd.(a)	1,504	29,482

See Notes to Financial Statements.

76	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

March 31, 2021

Investments	Shares	Value

ICICI Prudential Life Insurance Co., Ltd.*(a)	2,832	$17,260

Max Financial Services Ltd.*	1,500	17,632

Total Insurance		149,318

Interactive Media & Services – 0.6%

Info Edge India Ltd.	462	27,048

IT Services – 13.8%

HCL Technologies Ltd.	7,000	94,080

Infosys Ltd.	22,336	417,934

Mphasis Ltd.	637	15,478

Tech Mahindra Ltd.	3,871	52,492

Wipro Ltd.	8,518	48,250

Total IT Services		628,234

Life Sciences Tools & Services – 0.9%

Divi’s Laboratories Ltd.*	849	42,068

Machinery – 0.5%

Ashok Leyland Ltd.	9,145	14,196

Escorts Ltd.	598	10,533

Total Machinery		24,729

Media – 0.4%

Zee Entertainment Enterprises Ltd.	6,961	19,346

Metals & Mining – 3.7%

Jindal Steel & Power Ltd.*	3,437	16,152

JSW Steel Ltd.	7,153	45,830

Tata Steel Ltd.	4,801	53,310

Vedanta Ltd.	17,075	53,423

Total Metals & Mining		168,715

Multiline Retail – 0.3%

Trent Ltd.	1,278	13,128

Oil, Gas & Consumable Fuels – 8.0%

Reliance Industries Ltd.	13,263	363,367

Personal Products – 2.2%

Colgate-Palmolive India Ltd.	855	18,235

Dabur India Ltd.	3,908	28,890

Emami Ltd.	1,401	9,313

Godrej Consumer Products Ltd.	2,562	25,568

Marico Ltd.	3,339	18,783

Total Personal Products		100,789

Pharmaceuticals – 5.9%

Alkem Laboratories Ltd.	238	9,016

Aurobindo Pharma Ltd.	1,879	22,649

Cadila Healthcare Ltd.*	1,575	9,498

Cipla Ltd.*	3,444	38,395

Dr. Reddy’s Laboratories Ltd.	841	51,946

Ipca Laboratories Ltd.	436	11,353

Laurus Labs Ltd.(a)	2,175	10,769

Lupin Ltd.	1,658	23,141

Natco Pharma Ltd.	565	6,380

Pfizer Ltd.	85	5,260

Sanofi India Ltd.	62	6,686

Sun Pharmaceutical Industries Ltd.	7,370	60,259

Torrent Pharmaceuticals Ltd.	337	11,731

Total Pharmaceuticals		267,083

Real Estate Management & Development – 0.6%

DLF Ltd.	3,840	15,076

Godrej Properties Ltd.*	722	13,892

Total Real Estate Management & Development		28,968

Textiles, Apparel & Luxury Goods – 1.8%

Bata India Ltd.	340	6,539

Page Industries Ltd.	38	15,757

Titan Co., Ltd.	2,770	59,029

Total Textiles, Apparel & Luxury Goods		81,325

Thrifts & Mortgage Finance – 8.1%

Housing Development Finance Corp., Ltd.	10,852	370,784

Wireless Telecommunication Services – 2.7%

Bharti Airtel Ltd.	16,559	117,160

Vodafone Idea Ltd.*	65,534	8,291

Total Wireless Telecommunication Services		125,451

TOTAL INVESTMENTS IN SECURITIES – 102.8% (Cost: $3,695,467)		4,678,362

Other Assets less Liabilities – (2.8)%		(128,898)

NET ASSETS – 100.0%		$4,549,464
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

This security, or a portion thereof, is restricted from resale (see Note 2 – Restricted Securities). In accordance with a reconstruction scheme notified by the government of India applicable to Yes Bank Ltd., effective March 16, 2020, 75% of all shares of Yes Bank Ltd. held by then-existing shareholders are subject to a three-year lock-in period and are unable to be sold. At March 31, 2021, the value of the restricted portion of this security is as follows:

Investment	Restricted Shares	Acquisition Date	Acquisition Cost	Value	Value as a Percentage of Net Assets

India – Banks
Yes Bank Ltd.	3,819	4/2/19 - 10/18/19	$11,551	$815	0.0%

See Notes to Financial Statements.

WisdomTree Trust	77

Schedule of Investments (concluded)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

March 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$4,678,362	$—	$—	$4,678,362
Total Investments in Securities	$4,678,362	$—	$—	$4,678,362

See Notes to Financial Statements.

78	WisdomTree Trust

Statements of Assets and Liabilities

WisdomTree Trust

March 31, 2021

	WisdomTree China ex-State-Owned Enterprises Fund	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	WisdomTree Emerging Markets High Dividend Fund	WisdomTree Emerging Markets Multifactor Fund	WisdomTree Emerging Markets Quality Dividend Growth Fund
ASSETS:

Investments, at cost	$829,247,976	$4,033,092,583	$1,564,255,369	$4,375,104	$71,889,491

Investment in affiliates, at cost (Note 3)	—	—	1,600,025	—	—

Foreign currency, at cost	2,768,511	1,522,778	2,195,559	1,460	21,067
Investments in securities, at value[1,2] (Note 2)	936,746,264	4,740,591,887	1,917,597,750	5,126,325	95,603,029

Investment in affiliates, at value (Note 3)	—	—	1,640,275	—	—

Cash	9,611,379	11,909,862	1,068,286	12,197	37,596

Foreign currency, at value	2,768,509	1,476,720	2,188,672	1,480	21,067

Unrealized appreciation on foreign currency contracts	4,623	47,944	—	22,041	—

Receivables:

Investment securities sold[3]	4,064,147	40,085,052	207,148	—	—

Capital shares sold	14,540,712	—	—	—	—

Dividends	220	10,625,530	4,208,584	19,478	332,555

Securities lending income	154,394	164,679	90,871	10	1,548

Foreign tax reclaims	—	5,596	46,140	300	362
Total Assets	967,890,248	4,804,907,270	1,927,047,726	5,181,831	95,996,157
LIABILITIES:

Unrealized depreciation on foreign currency contracts	651	20,851	4,559	25	—

Payables:

Cash collateral received for securities loaned (Note 2)	20,433,389	17,991,494	7,103,423	8,550	1,102,243

Investment securities purchased	32,509,107	53,828,705	—	4,020	—

Advisory fees (Note 3)	251,323	1,246,123	1,015,392	2,083	25,746

Service fees (Note 2)	3,456	17,134	7,085	20	355

Foreign capital gains tax	—	11,867,245	2,215,447	5,534	437,275
Total Liabilities	53,197,926	84,971,552	10,345,906	20,232	1,565,619
NET ASSETS	$914,692,322	$4,719,935,718	$1,916,701,820	$5,161,599	$94,430,538
NET ASSETS:

Paid-in capital	$837,854,615	$4,101,737,267	$3,193,008,526	$5,839,681	$91,221,273

Total distributable earnings (loss)	76,837,707	618,198,451	(1,276,306,706)	(678,082)	3,209,265
NET ASSETS	$914,692,322	$4,719,935,718	$1,916,701,820	$5,161,599	$94,430,538
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	14,200,000	117,100,000	43,300,000	200,000	3,200,000
Net asset value per share	$64.41	$40.31	$44.27	$25.81	$29.51
[1] Includes market value of securities out on loan of:	$49,348,565	$108,446,202	$108,280,399	$32,692	$3,095,951
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Includes market value of securities out on loan, which were sold and pending settlement, of:	$2,574,450	$1,736,926	—	—	—

See Notes to Financial Statements.

WisdomTree Trust	79

Statements of Assets and Liabilities (continued)

WisdomTree Trust

March 31, 2021

	WisdomTree Emerging Markets SmallCap Dividend Fund	WisdomTree Global ex-U.S. Quality Dividend Growth Fund		WisdomTree Global ex-U.S. Real Estate Fund	WisdomTree Global High Dividend Fund	WisdomTree Growth Leaders Fund
ASSETS:

Investments, at cost	$1,591,024,493	$298,791,410		$62,625,158	$57,982,871	$13,715,483

Investment in affiliates, at cost (Note 3)	2,177,936	138,098		—	67,242	—

Foreign currency, at cost	13,745,237	289,009		50,357	20,032	3,636
Investments in securities, at value[1,2] (Note 2)	1,954,470,183	358,233,615		68,968,446	67,198,929	14,662,812

Investment in affiliates, at value (Note 3)	2,224,743	138,145		—	72,481	—

Cash	3,210,532	66,642		42,225	25,212	11,287

Foreign currency, at value	13,728,884	288,095		50,319	20,003	3,669

Unrealized appreciation on foreign currency contracts	13,962	—		—	—	—

Receivables:

Investment securities sold[3]	575,917	—		—	—	—

Capital shares sold	2,975,029	—		—	—	—

Dividends	9,428,234	1,258,567		196,187	246,381	848

Securities lending income	530,400	7,134		2,438	1,081	113

Foreign tax reclaims	35,633	246,962		28,602	54,470	—
Total Assets	1,987,193,517	360,239,160		69,288,217	67,618,557	14,678,729
LIABILITIES:

Unrealized depreciation on foreign currency contracts	7,108	198		131	—	—

Payables:

Cash collateral received for securities loaned (Note 2)	29,682,870	3,935,928		5,538,740	1,936,790	265,750

Investment securities purchased	15,449,344	—		6,264	—	—

Advisory fees (Note 3)	1,016,008	173,559		32,204	32,284	2,502

Service fees (Note 2)	7,069	1,314		244	243	55

Foreign capital gains tax	5,818,561	997,906		—	8,499	—
Total Liabilities	51,980,960	5,108,905		5,577,583	1,977,816	268,307
NET ASSETS	$1,935,212,557	$355,130,255		$63,710,634	$65,640,741	$14,410,422
NET ASSETS:

Paid-in capital	$2,114,689,254	$318,601,597		$92,695,794	$76,093,005	$13,557,957

Total distributable earnings (loss)	(179,476,697)	36,528,658		(28,985,160)	(10,452,264)	852,465
NET ASSETS	$1,935,212,557	$355,130,255		$63,710,634	$65,640,741	$14,410,422
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	38,100,000	9,200,000	^	2,400,000	1,400,000	325,004
Net asset value per share	$50.79	$38.60	^	$26.55	$46.89	$44.34
[1] Includes market value of securities out on loan of:	$267,000,607	$9,273,853		$6,836,169	$3,521,717	$758,705
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Includes market value of securities out on loan, which were sold and pending settlement, of:	$146,880	—		—	—	—
^ Updated to reflect the effect of a 2-for-1 stock split on June 10, 2021 (see Note 9).

See Notes to Financial Statements.

80	WisdomTree Trust

Statements of Assets and Liabilities (concluded)

WisdomTree Trust

March 31, 2021

	WisdomTree India Earnings Fund (consolidated)	WisdomTree India ex-State-Owned Enterprises Fund
ASSETS:

Investments, at cost	$438,589,460	$3,695,467

Investment in affiliates, at cost (Note 3)	26,901	—

Foreign currency, at cost	2,300,125	1,543,505
Investments in securities, at value	799,516,317	4,678,362

Investment in affiliates, at value (Note 3)	33,709	—

Cash	93,807	—

Foreign currency, at value	2,297,119	1,543,505

Receivables:

Investment securities sold	—	27,922

Capital shares sold	—	10,630

Dividends	65,346	222
Total Assets	802,006,298	6,260,641
LIABILITIES:

Due to custodian	—	25,740

Payables:

Investment securities purchased	—	1,525,280

Advisory fees (Note 3)	562,511	1,530

Service fees (Note 2)	2,981	12

Foreign capital gains tax	13,615,524	158,615
Total Liabilities	14,181,016	1,711,177
NET ASSETS	$787,825,282	$4,549,464
NET ASSETS:

Paid-in capital	$586,553,403	$3,826,383

Total distributable earnings	201,271,879	723,081
NET ASSETS	$787,825,282	$4,549,464
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	25,200,000	150,000
Net asset value per share	$31.26	$30.33

See Notes to Financial Statements.

WisdomTree Trust	81

Statements of Operations

WisdomTree Trust

For the Year Ended March 31, 2021

	WisdomTree China ex-State-Owned Enterprises Fund	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	WisdomTree Emerging Markets High Dividend Fund	WisdomTree Emerging Markets Multifactor Fund	WisdomTree Emerging Markets Quality Dividend Growth Fund
INVESTMENT INCOME:

Dividends[1]	$2,818,210	$33,309,934	$85,883,939	$241,564	$2,186,794

Dividends from affiliates (Note 3)	—	—	61,505	593	—

Interest	26	—	—	—	12

Non-cash dividends	71,885	503,788	240,761	—	150,156

Securities lending income, net (Note 2)	523,480	682,323	1,182,427	49	11,474
Total investment income	3,413,601	34,496,045	87,368,632	242,206	2,348,436
EXPENSES:

Advisory fees (Note 3)	1,810,933	8,730,387	10,557,139	38,827	358,623

Service fees (Note 2)	21,487	105,922	73,733	356	3,823
Total expenses	1,832,420	8,836,309	10,630,872	39,183	362,446
Expense waivers (Note 3)	(248,185)	(1,026,996)	(2,740)	(10)	(80,551)
Net expenses	1,584,235	7,809,313	10,628,132	39,173	281,895
Net investment income	1,829,366	26,686,732	76,740,500	203,033	2,066,541
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[2]	(107,557)	(43,525,920)	(295,461,471)	740,445	(3,256,935)

Investment transactions in affiliates (Note 3)	—	—	(99,760)	(2,647)	—

In-kind redemptions	16,888,254	55,430,495	(1,629,653)	566,074	3,033,113

Futures contracts	—	(99,880)	—	(2,150)	—

Foreign currency contracts	(70,297)	(307,377)	406,946	(87,187)	(9,268)

Foreign currency related transactions	31,564	(954,108)	(368,890)	(18,165)	(6,444)
Net realized gain (loss)	16,741,964	10,543,210	(297,152,828)	1,196,370	(239,534)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[3]	111,343,640	825,031,035	821,275,704	1,942,571	35,187,027

Investment transactions in affiliates (Note 3)	—	—	348,249	—	—

Foreign currency contracts	3,972	27,093	(6,415)	41,548	(688)

Translation of assets and liabilities denominated in foreign currencies	(9,323)	(298,114)	174,940	2,476	961
Net increase in unrealized appreciation/depreciation	111,338,289	824,760,014	821,792,478	1,986,595	35,187,300
Net realized and unrealized gain on investments	128,080,253	835,303,224	524,639,650	3,182,965	34,947,766
Net increase from payment by affiliate (Note 3)	—	3,285	—	—	—
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$129,909,619	$861,993,241	$601,380,150	$3,385,998	$37,014,307
[1] Net of foreign withholding tax of:	$150,791	$5,344,337	$12,833,493	$34,220	$300,734
[2] Net of foreign capital gains tax withheld of:	—	$770,705	—	$7,651	$20,252
[3] Includes net increase (decrease) in accrued foreign capital gain taxes of:	—	$11,867,360	$3,030,029	$6,956	$454,190

See Notes to Financial Statements.

82	WisdomTree Trust

Statements of Operations (continued)

WisdomTree Trust

For the Year Ended March 31, 2021

	WisdomTree Emerging Markets SmallCap Dividend Fund	WisdomTree Global ex-U.S. Quality Dividend Growth Fund	WisdomTree Global ex-U.S. Real Estate Fund	WisdomTree Global High Dividend Fund	WisdomTree Growth Leaders Fund
INVESTMENT INCOME:

Dividends[1]	$62,933,515	$6,564,562	$2,945,413	$3,132,428	$19,155

Dividends from affiliates (Note 3)	258,040	42,345	—	7,731	—

Non-cash dividends	1,443	3,989	126,903	77,140	—

Securities lending income, net (Note 2)	4,431,838	54,688	50,189	13,047	2,507
Total investment income	67,624,836	6,665,584	3,122,505	3,230,346	21,662
EXPENSES:

Advisory fees (Note 3)	9,938,827	1,346,011	433,628	404,645	16,096

Service fees (Note 2)	69,416	10,211	3,289	3,071	305
Total expenses	10,008,243	1,356,222	436,917	407,716	16,401
Expense waivers (Note 3)	(9,034)	—	—	(10)	—
Net expenses	9,999,209	1,356,222	436,917	407,706	16,401
Net investment income	57,625,627	5,309,362	2,685,588	2,822,640	5,261
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(100,382,253)	(7,559,019)	(18,049,577)	(10,612,304)	(58,809)

Investment transactions in affiliates (Note 3)	(164,445)	95,279	—	55,949	—

In-kind redemptions	3,171,238	8,222,277	4,918,270	3,083,799	1,219,276

Foreign currency contracts	(221,370)	(50,359)	6,286	(4,685)	2,225

Foreign currency related transactions	(290,351)	9,981	16,927	5,380	(2,091)
Net realized gain (loss)	(97,887,181)	718,159	(13,108,094)	(7,471,861)	1,160,601
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[2]	756,609,236	68,077,315	26,560,583	28,592,172	1,100,777

Investment transactions in affiliates (Note 3)	772,627	90,998	—	(27,999)	—

Foreign currency contracts	7,404	(1,645)	(237)	212	2

Translation of assets and liabilities denominated in foreign currencies	(8,180)	(4,248)	413	3,139	34
Net increase in unrealized appreciation/depreciation	757,381,087	68,162,420	26,560,759	28,567,524	1,100,813
Net realized and unrealized gain on investments	659,493,906	68,880,579	13,452,665	21,095,663	2,261,414
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$717,119,533	$74,189,941	$16,138,253	$23,918,303	$2,266,675
[1] Net of foreign withholding tax of:	$9,638,852	$646,007	$222,319	$151,736	$329
[2] Includes net increase (decrease) in accrued foreign capital gain taxes of:	$5,818,787	$997,906	—	$8,499	—

See Notes to Financial Statements.

WisdomTree Trust	83

Statements of Operations (concluded)

WisdomTree Trust

For the Year Ended March 31, 2021

	WisdomTree India Earnings Fund (consolidated)	WisdomTree India ex-State-Owned Enterprises Fund
INVESTMENT INCOME:

Dividends[1]	$9,984,457	$18,331

Dividends from affiliates (Note 3)	49	—
Total investment income	9,984,506	18,331
EXPENSES:

Advisory fees (Note 3)	5,470,595	13,635

Service fees (Note 2)	29,000	104

Interest expense (Note 8)	53,424	—
Total expenses	5,553,019	13,739
Expense waivers (Note 3)	(98)	—
Net expenses	5,552,921	13,739
Net investment income	4,431,585	4,592
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[2]	48,543,290	19,195

Futures contracts	—	(1,222)

Foreign currency contracts	(163,218)	2,524

Foreign currency related transactions	464,148	(117)
Net realized gain	48,844,220	20,380
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[3]	374,003,115	1,179,228

Investment transactions in affiliates (Note 3)	14,246	—

Translation of assets and liabilities denominated in foreign currencies	21,985	(5,596)
Net increase in unrealized appreciation/depreciation	374,039,346	1,173,632
Net realized and unrealized gain on investments	422,883,566	1,194,012
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$427,315,151	$1,198,604
[1] Net of foreign withholding tax of:	$2,788,408	$4,783
[2] Net of foreign capital gains tax withheld of:	—	$1,032
[3] Includes net increase (decrease) in accrued foreign capital gain taxes of:	$13,615,524	$158,615

See Notes to Financial Statements.

84	WisdomTree Trust

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree China ex-State-Owned Enterprises Fund		WisdomTree Emerging Markets ex-State- Owned Enterprises Fund		WisdomTree Emerging Markets High Dividend Fund

	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,829,366	$1,530,597	$26,686,732	$11,366,555	$76,740,500	$107,725,386

Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	16,741,964	(5,206,484)	10,543,210	(18,901,039)	(297,152,828)	(30,302,080)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	111,338,289	(4,773,317)	824,760,014	(139,070,689)	821,792,478	(580,466,828)

Net increase from payment by affiliate	—	—	3,285	—	—	—
Net increase (decrease) in net assets resulting from operations	129,909,619	(8,449,204)	861,993,241	(146,605,173)	601,380,150	(503,043,522)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(2,251,505)	(1,482,750)	(27,862,429)	(10,713,413)	(80,570,083)	(107,852,051)

Tax return of capital	(39,686)	—	—	—	—	—
Total distributions to shareholders	(2,291,191)	(1,482,750)	(27,862,429)	(10,713,413)	(80,570,083)	(107,852,051)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	628,390,433	74,050,585	3,227,187,036	662,126,044	78,417,646	184,251,964

Cost of shares redeemed	(29,667,552)	(19,466,325)	(151,373,568)	—	(321,460,657)	(107,427,407)
Net increase (decrease) in net assets resulting from capital share transactions	598,722,881	54,584,260	3,075,813,468	662,126,044	(243,043,011)	76,824,557
Net Increase (Decrease) in Net Assets	726,341,309	44,652,306	3,909,944,280	504,807,458	277,767,056	(534,071,016)
NET ASSETS:

Beginning of year	$188,351,013	$143,698,707	$809,991,438	$305,183,980	$1,638,934,764	$2,173,005,780

End of year	$914,692,322	$188,351,013	$4,719,935,718	$809,991,438	$1,916,701,820	$1,638,934,764
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	4,900,000 [1]	3,700,000 [1]	33,200,000	10,600,000	50,500,000	49,700,000

Shares created	9,800,000 [1]	1,750,000 [1]	88,200,000	22,600,000	1,900,000	4,100,000

Shares redeemed	(500,000)[1]	(550,000)[1]	(4,300,000)	—	(9,100,000)	(3,300,000)
Shares outstanding, end of year	14,200,000 [1]	4,900,000 [1]	117,100,000	33,200,000	43,300,000	50,500,000
[1]	Shares were adjusted to reflect a 2:1 stock split effective October 16, 2020.

See Notes to Financial Statements.

WisdomTree Trust	85

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Emerging Markets Multifactor Fund		WisdomTree Emerging Markets Quality Dividend Growth Fund		WisdomTree Emerging Markets SmallCap Dividend Fund

	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$203,033	$631,407	$2,066,541	$1,900,099	$57,625,627	$64,648,688

Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	1,196,370	(1,433,435)	(239,534)	2,068,012	(97,887,181)	(32,275,942)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	1,986,595	(1,941,032)	35,187,300	(20,695,000)	757,381,087	(494,432,179)
Net increase (decrease) in net assets resulting from operations	3,385,998	(2,743,060)	37,014,307	(16,726,889)	717,119,533	(462,059,433)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(161,416)	(622,000)	(2,069,274)	(1,769,180)	(65,877,942)	(64,397,006)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	7,133,496	14,122,476	24,084,102	159,200,522	434,522,096

Cost of shares redeemed	(5,164,535)	(15,552,502)	(24,573,035)	(4,840,952)	(92,079,674)	(116,184,314)
Net increase (decrease) in net assets resulting from capital share transactions	(5,164,535)	(8,419,006)	(10,450,559)	19,243,150	67,120,848	318,337,782
Net Increase (Decrease) in Net Assets	(1,939,953)	(11,784,066)	24,494,474	747,081	718,362,439	(208,118,657)
NET ASSETS:

Beginning of year	$7,101,552	$18,885,618	$69,936,064	$69,188,983	$1,216,850,118	$1,424,968,775

End of year	$5,161,599	$7,101,552	$94,430,538	$69,936,064	$1,935,212,557	$1,216,850,118
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	400,000	800,004	3,600,000	2,800,000	36,900,000	30,300,000

Shares created	—	300,000	500,000	1,000,000	3,400,000	9,400,000

Shares redeemed	(200,000)	(700,004)	(900,000)	(200,000)	(2,200,000)	(2,800,000)
Shares outstanding, end of year	200,000	400,000	3,200,000	3,600,000	38,100,000	36,900,000

See Notes to Financial Statements.

86	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Global ex-U.S. Quality Dividend Growth Fund				WisdomTree Global ex-U.S. Real Estate Fund		WisdomTree Global High Dividend Fund

	For the Year Ended March 31, 2021		For the Year Ended March 31, 2020		For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$5,309,362		$2,309,847		$2,685,588	$3,960,563	$2,822,640	$3,481,208

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	718,159		5,162,482		(13,108,094)	(2,233,118)	(7,471,861)	84,523

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	68,162,420		(14,115,415)		26,560,759	(30,186,279)	28,567,524	(23,124,533)
Net increase (decrease) in net assets resulting from operations	74,189,941		(6,643,086)		16,138,253	(28,458,834)	23,918,303	(19,558,802)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(5,009,804)		(2,044,152)		(2,194,990)	(8,280,378)	(2,796,745)	(3,450,818)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	210,638,439		55,725,705		—	7,799,877	11,563,727	2,313,061

Cost of shares redeemed	(20,349,003)		(23,657,765)		(30,935,826)	(4,503,382)	(33,996,396)	(4,578,918)
Net increase (decrease) in net assets resulting from capital share transactions	190,289,436		32,067,940		(30,935,826)	3,296,495	(22,432,669)	(2,265,857)
Net Increase (Decrease) in Net Assets	259,469,573		23,380,702		(16,992,563)	(33,442,717)	(1,311,111)	(25,275,477)
NET ASSETS:

Beginning of year	$95,660,682		$72,279,980		$80,703,197	$114,145,914	$66,951,852	$92,227,329

End of year	$355,130,255		$95,660,682		$63,710,634	$80,703,197	$65,640,741	$66,951,852
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	3,600,000	^	2,600,000	^	3,650,000	3,550,000	1,950,000	2,000,000

Shares created	6,200,000	^	1,800,000	^	—	250,000	300,000	50,000

Shares redeemed	(600,000	)^	(800,000	)^	(1,250,000)	(150,000)	(850,000)	(100,000)
Shares outstanding, end of year	9,200,000	^	3,600,000	^	2,400,000	3,650,000	1,400,000	1,950,000
^ Updated to reflect the effect of a 2-for-1 stock split on June 10, 2021 (see Note 9).

See Notes to Financial Statements.

WisdomTree Trust	87

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree Growth Leaders Fund		WisdomTree India Earnings Fund (consolidated)		WisdomTree India ex-State-Owned Enterprises Fund

	For the Year Ended March 31, 2021	For the Period May 22, 2019* through March 31, 2020	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2021	For the Period April 4, 2019* through March 31, 2020
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$5,261	$4,778	$4,431,585	$13,950,573	$4,592	$14,534

Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	1,160,601	36,920	48,844,220	10,453,313	20,380	(131,193)

Net increase (decrease) in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	1,100,813	(153,451)	374,039,346	(409,753,248)	1,173,632	(354,963)
Net increase (decrease) in net assets resulting from operations	2,266,675	(111,753)	427,315,151	(385,349,362)	1,198,604	(471,622)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(11,858)	(4,030)	(6,924,754)	(8,945,464)	(4,497)	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	13,488,300	3,164,925	—	162,287,596	2,473,495	2,523,084

Cost of shares redeemed	(3,083,581)	(1,298,356)	(195,882,462)	(528,099,367)	—	(1,169,700)
Net increase (decrease) in net assets resulting from capital share transactions	10,404,719	1,866,569	(195,882,462)	(365,811,771)	2,473,495	1,353,384
Net Increase (Decrease) in Net Assets	12,659,536	1,750,786	224,507,935	(760,106,597)	3,667,602	881,762
NET ASSETS:

Beginning of period	$1,750,886	$100	$563,317,347	$1,323,423,944	$881,862	$100

End of period	$14,410,422	$1,750,886	$787,825,282	$563,317,347	$4,549,464	$881,862
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	75,004	4	34,800,000	50,400,000	50,000	4

Shares created	325,000	125,000	—	6,800,000	100,000	100,000

Shares redeemed	(75,000)	(50,000)	(9,600,000)	(22,400,000)	—	(50,004)
Shares outstanding, end of period	325,004	75,004	25,200,000	34,800,000	150,000	50,000
*	Commencement of operations.

See Notes to Financial Statements.

88	WisdomTree Trust

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree China ex-State-Owned Enterprises Fund	For the Year Ended March 31, 2021[1]	For the Year Ended March 31, 2020[1]	For the Year Ended March 31, 2019[1]	For the Year Ended March 31, 2018[1]	For the Year Ended March 31, 2017[1]
Net asset value, beginning of year	$38.44	$38.84	$43.62	$28.59	$23.38
Investment operations:

Net investment income[2]	0.23	0.39	0.49	0.06	0.32

Net realized and unrealized gain (loss)	26.10	(0.39)	(4.82)	15.28	5.23
Total from investment operations	26.33	0.00[3]	(4.33)	15.34	5.55
Dividends and distributions to shareholders:

Net investment income	(0.35)	(0.40)	(0.45)	(0.31)	(0.34)

Tax return of capital	(0.01)	—	(0.00)[3]	—	—
Total dividends and distributions to shareholders	(0.36)	(0.40)	(0.45)	(0.31)	(0.34)
Net asset value, end of year	$64.41	$38.44	$38.84	$43.62	$28.59

TOTAL RETURN[4]	68.71%	0.07%	(9.91)%	53.95%	23.94%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$914,692	$188,351	$143,699	$215,928	$8,576

Ratios to average net assets of:

Expenses, net of expense waivers	0.32%[5]	0.32%[6]	0.32%[6]	0.33%[6,7]	0.53%[7]

Expenses, prior to expense waivers	0.38%	0.63%	0.63%	0.63%	0.63%

Net investment income	0.37%	1.03%	1.31%	0.14%	1.29%
Portfolio turnover rate[8]	20%	22%	35%	20%	37%

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$24.40	$28.79	$31.99	$24.72	$21.48
Investment operations:

Net investment income[2]	0.41	0.62	0.42	0.28	0.30

Net realized and unrealized gain (loss)	15.91	(4.38)	(3.20)	7.20	3.25

Net increase from payment by affiliate	0.00 [3]	—	0.00 [3]	—	—
Total from investment operations	16.32	(3.76)	(2.78)	7.48	3.55
Dividends to shareholders:

Net investment income	(0.41)	(0.63)	(0.42)	(0.21)	(0.31)
Net asset value, end of year	$40.31	$24.40	$28.79	$31.99	$24.72

TOTAL RETURN[4]	67.18%[9]	(13.36)%	(8.64)%[9]	30.30%	16.68%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$4,719,936	$809,991	$305,184	$92,776	$2,472

Ratios to average net assets of:

Expenses, net of expense waivers	0.32%[5]	0.32%[6]	0.32%[6]	0.33%[6]	0.58%

Expenses, prior to expense waivers	0.37%	0.58%	0.58%	0.58%	0.58%

Net investment income	1.11%	2.14%	1.51%	0.92%	1.33%
Portfolio turnover rate[8]	34%	19%	24%	68%	15%
[1]	Shares were adjusted to reflect a 2:1 stock split effective October 16, 2020.

[2]	Based on average shares outstanding.

[3]	Amount represents less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[5]

The investment advisor had contractually agreed to limit the advisory fee to 0.32% through July 31, 2020. On July 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.32%.

[6]	Effective June 30, 2017, the investment advisor contractually agreed to limit the advisory fee to 0.32% through July 31, 2020, unless earlier terminated by the Board of Trustees of the Trust.

[7]	Effective July 1, 2015, the investment advisor contractually agreed to limit the advisory fee to 0.53% through July 31, 2017, unless earlier terminated by the Board of Trustees of the Trust.

[8]

Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[9]	Includes a reimbursement from the sub-advisor for an operational error that resulted in investment transaction losses. Excluding the reimbursement, total return would have been unchanged (Note 3).

See Notes to Financial Statements.

WisdomTree Trust	89

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets High Dividend Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$32.45	$43.72	$47.35	$40.69	$35.05
Investment operations:

Net investment income[1]	1.76	2.10	1.84	1.67	1.42

Net realized and unrealized gain (loss)	11.93	(11.25)	(3.57)	6.65	5.58
Total from investment operations	13.69	(9.15)	(1.73)	8.32	7.00
Dividends to shareholders:

Net investment income	(1.87)	(2.12)	(1.90)	(1.66)	(1.36)
Net asset value, end of year	$44.27	$32.45	$43.72	$47.35	$40.69

TOTAL RETURN[2]	43.37%	(22.06)%	(3.51)%	20.98%	20.44%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$1,916,702	$1,638,935	$2,173,006	$2,282,176	$1,721,381

Ratios to average net assets[3] of:

Expenses[4]	0.63%	0.63%	0.63%	0.63%	0.63%

Net investment income	4.58%	4.91%	4.23%	3.81%	3.81%
Portfolio turnover rate[5]	62%	41%	44%	41%	41%

WisdomTree Emerging Markets Multifactor Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Period August 10, 2018* through March 31, 2019
Net asset value, beginning of period	$17.75	$23.61	$24.68
Investment operations:

Net investment income[1]	0.56	0.73	0.29

Net realized and unrealized gain (loss)	7.90	(5.91)	(1.16)
Total from investment operations	8.46	(5.18)	(0.87)
Dividends to shareholders:

Net investment income	(0.40)	(0.68)	(0.20)
Net asset value, end of period	$25.81	$17.75	$23.61

TOTAL RETURN[2]	48.12%	(22.44)%	(3.52)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$5,162	$7,102	$18,886

Ratios to average net assets of:

Expenses	0.48%[3,4]	0.48%	0.48%[4,6]

Net investment income	2.51%[3]	3.24%	1.97%[6]
Portfolio turnover rate[5]	125%	166%	133%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[6]	Annualized.

See Notes to Financial Statements.

90	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets Quality Dividend Growth Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$19.43	$24.71	$26.94	$23.03	$21.11
Investment operations:

Net investment income[1]	0.61	0.66	0.71	0.56	0.63

Net realized and unrealized gain (loss)	10.08	(5.32)	(2.30)	3.87	1.96
Total from investment operations	10.69	(4.66)	(1.59)	4.43	2.59
Dividends to shareholders:

Net investment income	(0.61)	(0.62)	(0.64)	(0.52)	(0.67)
Net asset value, end of year	$29.51	$19.43	$24.71	$26.94	$23.03

TOTAL RETURN[2]	55.66%	(19.30)%	(5.79)%	19.44%	12.45%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$94,431	$69,936	$69,189	$75,442	$48,366

Ratios to average net assets of:

Expenses, net of expense waivers	0.32%[3]	0.32%[4]	0.32%[4]	0.39%[4]	0.63%

Expenses, prior to expense waivers	0.42%	0.63%	0.63%	0.63%	0.63%

Net investment income	2.38%	2.74%	2.93%	2.17%	2.88%
Portfolio turnover rate[5]	57%	55%	81%	62%	49%

WisdomTree Emerging Markets SmallCap Dividend Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$32.98	$47.03	$53.47	$44.62	$37.90
Investment operations:

Net investment income[1]	1.58	1.82	1.79	1.42	1.35

Net realized and unrealized gain (loss)	18.04	(14.02)	(6.35)	8.89	6.71
Total from investment operations	19.62	(12.20)	(4.56)	10.31	8.06
Dividends to shareholders:

Net investment income	(1.81)	(1.85)	(1.88)	(1.46)	(1.34)
Net asset value, end of year	$50.79	$32.98	$47.03	$53.47	$44.62

TOTAL RETURN[2]	60.63%	(26.95)%	(8.40)%	23.55%	21.76%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$1,935,213	$1,216,850	$1,424,969	$1,743,104	$1,106,602

Ratios to average net assets[6] of:

Expenses[7]	0.63%	0.63%	0.63%	0.63%	0.63%

Net investment income	3.65%	4.05%	3.81%	2.88%	3.36%
Portfolio turnover rate[5]	59%	47%	40%	48%	47%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]

The investment advisor had contractually agreed to limit the advisory fee to 0.32% through July 31, 2020. On July 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.32%.

[4]	Effective June 30, 2017, the investment advisor contractually agreed to limit the advisory fee to 0.32% through July 31, 2020, unless earlier terminated by the Board of Trustees of the Trust.

[5]

Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[6]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[7]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

See Notes to Financial Statements.

WisdomTree Trust	91

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global ex-U.S. Quality Dividend Growth Fund	For the Year Ended March 31, 2021^	For the Year Ended March 31, 2020^	For the Year Ended March 31, 2019^	For the Year Ended March 31, 2018^	For the Year Ended March 31, 2017^
Net asset value, beginning of year	$26.57	$27.80	$29.52	$25.02	$23.58
Investment operations:

Net investment income[1]	0.80	0.80	0.58	0.62	0.57

Net realized and unrealized gain (loss)	11.94	(1.31)	(1.67)	4.40	1.47
Total from investment operations	12.74	(0.51)	(1.09)	5.02	2.04
Dividends to shareholders:

Net investment income	(0.71)	(0.72)	(0.63)	(0.52)	(0.60)
Net asset value, end of year	$38.60	$26.57	$27.80	$29.52	$25.02

TOTAL RETURN[2]	48.25%	(2.01)%	(3.65)%	20.18%	8.80%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$355,130	$95,661	$72,280	$70,841	$50,031

Ratios to average net assets[3] of:

Expenses	0.58%	0.58%[4]	0.58%[4]	0.58%[4]	0.58%

Net investment income	2.29%	2.68%	2.11%	2.20%	2.39%

Portfolio turnover rate[5]	56%	56%	60%	67%	66%

WisdomTree Global ex-U.S. Real Estate Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$22.11	$32.15	$32.04	$28.16	$27.26
Investment operations:

Net investment income[1]	0.89	1.13	1.12	1.11	1.06

Net realized and unrealized gain (loss)	4.35	(8.79)	0.24	4.92	1.35

Net increase from payment by affiliate	—	—	—	—	0.00 [6]
Total from investment operations	5.24	(7.66)	1.36	6.03	2.41
Dividends to shareholders:

Net investment income	(0.80)	(2.38)	(1.25)	(2.15)	(1.51)
Net asset value, end of year	$26.55	$22.11	$32.15	$32.04	$28.16

TOTAL RETURN[2]	23.92%	(25.74)%	4.51%	21.90%	9.33%[7]
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$63,711	$80,703	$114,146	$107,329	$83,060

Ratios to average net assets of:

Expenses	0.58%	0.58%[3]	0.58%[3]	0.58%[3]	0.58%[3]

Net investment income	3.59%	3.75%[3]	3.72%[3]	3.56%[3]	3.86%[3]

Portfolio turnover rate[5]	39%	21%	17%	23%	19%
^	Updated to reflect the effect of a 2-for-1 stock split on June 10, 2021 (Note 9).

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees for the WisdomTree Global ex-U.S. Quality Dividend Growth Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]

Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[6]	Amount represents less than $0.005.

[7]	Includes a reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this reimbursement, total return would have been unchanged.

See Notes to Financial Statements.

92	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global High Dividend Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$34.33	$46.11	$46.38	$44.75	$40.84
Investment operations:

Net investment income[1]	1.63	1.78	1.77	1.59	1.46

Net realized and unrealized gain (loss)	12.62	(11.79)	(0.18)	1.54	3.97
Total from investment operations	14.25	(10.01)	1.59	3.13	5.43
Dividends to shareholders:

Net investment income	(1.69)	(1.77)	(1.86)	(1.50)	(1.52)
Net asset value, end of year	$46.89	$34.33	$46.11	$46.38	$44.75

TOTAL RETURN[2]	42.38%	(22.46)%	3.59%	7.02%	13.54%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$65,641	$66,952	$92,227	$104,358	$89,510

Ratios to average net assets[3] of:

Expenses	0.58%[4]	0.58%[4]	0.58%[4]	0.58%[4]	0.58%

Net investment income	4.05%	3.88%	3.86%	3.41%	3.42%
Portfolio turnover rate[5]	48%	32%	19%	21%	21%

WisdomTree Growth Leaders Fund	For the Year Ended March 31, 2021[6]	For the Period May 22, 2019* through March 31, 2020
Net asset value, beginning of period	$23.34	$24.80
Investment operations:

Net investment income[1]	0.03	0.06

Net realized and unrealized gain (loss)	21.02	(1.44)
Total from investment operations	21.05	(1.38)
Dividends to shareholders:

Net investment income	(0.05)	(0.08)
Net asset value, end of period	$44.34	$23.34

TOTAL RETURN[2]	90.18%	(5.61)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$14,410	$1,751

Ratios to average net assets of:

Expenses	0.24%[7]	0.45%[8]

Net investment income	0.08%	0.27%[8]
Portfolio turnover rate[5]	40%	9%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Global High Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[6]

The information reflects the investment objective and strategy of the WisdomTree Modern Tech Platforms Fund through July 31, 2020 and the investment objective and strategy of the WisdomTree Growth Leaders Fund thereafter. The increase in the portfolio turnover rate was primarily a result of the aforementioned investment objective and strategy change.

[7]	Prior to August 1, 2020, the Fund’s net expense ratio was 0.45% and, thereafter, was reduced to 0.20% per annum.

[8]	Annualized.

See Notes to Financial Statements.

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Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree India Earnings Fund (consolidated)	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$16.19	$26.26	$25.88	$24.07	$19.42
Investment operations:

Net investment income[1]	0.16	0.30	0.28	0.24	0.23

Net realized and unrealized gain (loss)	15.16	(10.18)	0.45	1.79	4.70
Total from investment operations	15.32	(9.88)	0.73	2.03	4.93
Dividends and distributions to shareholders:

Net investment income	(0.25)	(0.19)	(0.34)	(0.22)	(0.28)

Tax return of capital	—	—	(0.01)	—	—
Total dividends and distributions to shareholders	(0.25)	(0.19)	(0.35)	(0.22)	(0.28)
Net asset value, end of year	$31.26	$16.19	$26.26	$25.88	$24.07

TOTAL RETURN[2]	95.10%	(37.84)%	2.89%	8.46%	25.56%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$787,825	$563,317	$1,323,424	$1,671,567	$1,564,606

Ratios to average net assets of:

Expenses[3]	0.84%[4,5]	0.84%[4,5]	0.85%	0.84%	0.84%

Net investment income	0.67%[4]	1.22%[4]	1.14%	0.91%	1.09%
Portfolio turnover rate[6]	23%	32%	37%	22%	30%

WisdomTree India ex-State-Owned Enterprises Fund	For the Year Ended March 31, 2021	For the Period April 4, 2019* through March 31, 2020
Net asset value, beginning of period	$17.64	$24.67
Investment operations:

Net investment income[1]	0.05	0.19

Net realized and unrealized gain (loss)	12.69	(7.22)
Total from investment operations	12.74	(7.03)
Dividends to shareholders:

Net investment income	(0.05)	—
Net asset value, end of period	$30.33	$17.64

TOTAL RETURN[2]	72.25%	(28.50)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$4,549	$882

Ratios to average net assets of:

Expenses	0.58%	0.58%[7]

Net investment income	0.20%	0.80%[7]
Portfolio turnover rate[6]	36%	82%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree India Earnings Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Includes interest expense of 0.01% for each of the fiscal years presented.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[7]	Annualized.

See Notes to Financial Statements.

94	WisdomTree Trust

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree China ex-State-Owned Enterprises Fund (“China ex-State-Owned Enterprises Fund’’)	September 19, 2012
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (“Emerging Markets ex-State-Owned Enterprises Fund’’)	December 10, 2014
WisdomTree Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund’’)	July 13, 2007
WisdomTree Emerging Markets Multifactor Fund (“Emerging Markets Multifactor Fund’’)	August 10, 2018
WisdomTree Emerging Markets Quality Dividend Growth Fund (“Emerging Markets Quality Dividend Growth Fund’’)	August 1, 2013
WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund’’)	October 30, 2007
WisdomTree Global ex-U.S. Quality Dividend Growth Fund (“Global ex-U.S. Quality Dividend Growth Fund’’)	June 16, 2006
WisdomTree Global ex-U.S. Real Estate Fund (“Global ex-U.S. Real Estate Fund’’)	June 5, 2007
WisdomTree Global High Dividend Fund (“Global High Dividend Fund’’)	June 16, 2006
WisdomTree Growth Leaders Fund (“Growth Leaders Fund’’) (formerly, WisdomTree Modern Tech Platforms Fund)	May 22, 2019
WisdomTree India Earnings Fund (“India Earnings Fund’’) (consolidated)	February 22, 2008
WisdomTree India ex-State-Owned Enterprises Fund (“India ex-State-Owned Enterprises Fund’’)	April 4, 2019

The India Earnings Fund makes its investments through the WisdomTree India Investment Portfolio, Inc. (the “Portfolio”), a wholly owned subsidiary organized in the Republic of Mauritius (“Mauritius”). The Portfolio was incorporated under the provisions of the Mauritius Companies Act, 2001 and holds a Global Business License Category 1 issued by the Financial Services Commission.

Each Fund, except for the Emerging Markets Multifactor Fund and Emerging Markets Quality Dividend Growth Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments’’). The Emerging Markets Quality Dividend Growth Fund is actively managed using a model-based approach seeking income and capital appreciation. The Emerging Markets Multifactor Fund is actively managed using a model-based approach seeking capital appreciation. The Growth Leaders Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Growth Leaders Index. In seeking to track the Index, the Growth Leaders Fund invests in high growth mid and large-cap companies that are generating substantial revenue from a modern platform business. Prior to August 1, 2020, the Growth Leaders Fund was known as the WisdomTree Modern Tech Platforms Fund and tracked the price and yield performance, before fees and expenses, of the WisdomTree Modern Tech Platforms Index (the “Former Index”). In seeking to track the Former Index, the WisdomTree Modern Tech Platforms Fund invested in mid and large-cap companies that are generating substantial revenue from a modern platform business. WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund (including the Portfolio) and the Trust. “WisdomTree” is a registered trademark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act. The securities in each Index are weighted based on earnings or earnings yield.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities

WisdomTree Trust	95

Notes to Financial Statements (continued)

at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Basis of Consolidation — The financial statements for the India Earnings Fund include the accounts of a wholly-owned and controlled Mauritius subsidiary (the “Subsidiary”). The India Earnings Fund’s accompanying financial statements reflect the financial position and the results of operations on a consolidated basis with its Subsidiary. All intercompany accounts and transactions have been eliminated in the consolidation.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time for all Funds. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

In certain instances, such as when reliable market valuations are not readily available, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Pricing Committee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

96	WisdomTree Trust

Notes to Financial Statements (continued)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal year ended March 31, 2021, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts and equity futures contracts during the year ended March 31, 2021 and open positions in such derivatives as of March 31, 2021 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to risk. Risks may arise upon entering into foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. The Funds’ derivative agreements may also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at March 31, 2021 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed in the table included in Note 2 — Master Netting Arrangements. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of March 31, 2021, if any, is reflected as a footnote within each Fund’s Schedule of Investments.

WisdomTree Trust	97

Notes to Financial Statements (continued)

As of March 31, 2021, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
China ex-State-Owned Enterprises Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	$4,623	Unrealized depreciation on foreign currency contracts	$651
Emerging Markets ex-State-Owned Enterprises Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	47,944	Unrealized depreciation on foreign currency contracts	20,851
Emerging Markets High Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	4,559
Emerging Markets Multifactor Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	22,041	Unrealized depreciation on foreign currency contracts	25
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	13,962	Unrealized depreciation on foreign currency contracts	7,108
Global ex-U.S. Quality Dividend Growth Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	198
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	131

For the fiscal year ended March 31, 2021, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
China ex-State-Owned Enterprises Fund
Foreign exchange contracts	$(70,297)	$3,972
Emerging Markets ex-State-Owned Enterprises Fund
Foreign exchange contracts	(307,377)	27,093
Equity contracts	(99,880)	—
Emerging Markets High Dividend Fund
Foreign exchange contracts	406,946	(6,415)
Emerging Markets Multifactor Fund
Foreign exchange contracts	(87,187)	41,548
Equity contracts	(2,150)	—
Emerging Markets Quality Dividend Growth Fund
Foreign exchange contracts	(9,268)	(688)
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	(221,370)	7,404
Global ex-U.S. Quality Dividend Growth Fund
Foreign exchange contracts	(50,359)	(1,645)
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	6,286	(237)
Global High Dividend Fund
Foreign exchange contracts	(4,685)	212
Growth Leaders Fund
Foreign exchange contracts	2,225	2
India Earnings Fund (consolidated)
Foreign exchange contracts	(163,218)	—

98	WisdomTree Trust

Notes to Financial Statements (continued)

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
India ex-State-Owned Enterprises Fund
Foreign exchange contracts	$2,524	$—
Equity contracts	(1,222)	—
[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from foreign currency contracts
Equity contracts	Net realized gain (loss) from futures contracts

[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Foreign exchange contracts	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts

During the fiscal year ended March 31, 2021, the volume of derivative activity (based on the average of month-end balances, except where footnoted) for each Fund was as follows:

	Average Notional

Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)
China ex-State-Owned Enterprises Fund
Foreign exchange contracts	$4,152,539	$160,364	$—
Emerging Markets ex-State-Owned Enterprises Fund
Equity contracts[1]	—	—	1,070,367
Foreign exchange contracts	9,198,102	2,725,390	—
Emerging Markets High Dividend Fund
Foreign exchange contracts	321,236	1,390,443	—
Emerging Markets Multifactor Fund
Equity contracts[1]	—	—	13,143
Foreign exchange contracts	406,490	1,684,390	—
Emerging Markets Quality Dividend Growth Fund
Foreign exchange contracts	15,296	400,818	—
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	845,883	1,823,933	—
Global ex-U.S. Quality Dividend Growth Fund
Foreign exchange contracts	358,857	118,260	—
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	52,214	18,261	—
Global High Dividend Fund
Foreign exchange contracts	21,629	14,337	—
Growth Leaders Fund
Foreign exchange contracts[1]	18,794	21,660	—
India Earnings Fund (consolidated)
Foreign exchange contracts	2,083,424	3,873,306	—
India ex-State-Owned Enterprises Fund
Equity contracts[1]	—	—	41,809
Foreign exchange contracts[1]	199,441	9,374	—
[1]	The volume of derivatives for the period is based on intra-month balances.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (net of foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable (with respect to foreign dividends) after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized at the fair value of securities received on the ex-dividend date or as soon as practicable (with respect to foreign dividends) after the existence of a dividend declaration has been determined. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled by the issuer as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. Interest income (including amortization of

WisdomTree Trust	99

Notes to Financial Statements (continued)

premiums and accretion of discounts), net of any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the effective interest method (also known as the scientific amortization method). Income earned from securities lending activities (i.e., securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net increase (decrease) in unrealized appreciation/depreciation from investment transactions, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in net realized gain (loss) from foreign currency contracts and net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from foreign currency related transactions and/or net increase (decrease) in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (‘‘CCO’’); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Interest expense associated with a short term loan from a U.S. bank that is incurred in connection with the execution of portfolio rebalancing trades is not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Currency Transactions — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Emerging Markets Multifactor Fund, do not expect to engage in currency transactions for the purpose of hedging against currency exposures of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts — The Funds, except for the Emerging Markets Multifactor Fund, utilized forward foreign currency contracts (‘‘Forward Contracts’’) primarily to facilitate foreign security settlements. The Emerging Markets Multifactor

100	WisdomTree Trust

Notes to Financial Statements (continued)

Fund utilized Forward Contracts primarily to offset applicable foreign currency exposure from certain positions in emerging market equities. A Forward Contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds and included in net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts on the Statements of Operations. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have settled are included in net realized gain (loss) from foreign currency contracts on the Statements of Operations.

Futures Contracts — The Emerging Markets ex-State-Owned Enterprises Fund and Emerging Markets Multifactor Fund utilized equity futures contracts on a temporary basis during the fiscal year to obtain market exposure consistent with their investment objectives. The India ex-State-Owned Enterprises Fund utilized equity futures contracts on a temporary basis during the fiscal year to obtain market exposure consistent with its investment objective during the Fund’s annual portfolio rebalance. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts, variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

As of March 31, 2021, there were no open futures contracts in the Funds.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some

WisdomTree Trust	101

Notes to Financial Statements (continued)

or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund enters into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), such as Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g., foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of March 31, 2021, the impact of netting of assets and liabilities and the offsetting of

102	WisdomTree Trust

Notes to Financial Statements (continued)

collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities

	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
Fund		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
China ex-State-Owned Enterprises Fund
Securities Lending	$49,348,565	$—	$(49,348,565)[1]	$—	$—	$—	$—	$—
Foreign Currency Contracts	4,623	(651)	—	3,972	651	(651)	—	—
Emerging Markets ex-State-Owned Enterprises Fund
Securities Lending	108,446,202	—	(108,446,202)[1]	—	—	—	—	—
Foreign Currency Contracts	47,944	(19,578)	—	28,366	20,851	(19,578)	—	1,273
Emerging Markets High Dividend Fund
Securities Lending	108,280,399	—	(108,280,399)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	4,559	—	—	4,559
Emerging Markets Multifactor Fund
Securities Lending	32,692	—	(32,692)[1]	—	—	—	—	—
Foreign Currency Contracts	22,041	—	—	22,041	25	—	—	25
Emerging Markets Quality Dividend Growth Fund
Securities Lending	3,095,951	—	(3,095,951)[1]	—	—	—	—	—
Emerging Markets SmallCap Dividend Fund
Securities Lending	267,000,607	—	(267,000,607)[1]	—	—	—	—	—
Foreign Currency Contracts	13,962	—	—	13,962	7,108	—	—	7,108
Global ex-U.S. Quality Dividend Growth Fund
Securities Lending	9,273,853	—	(9,273,853)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	198	—	—	198
Global ex-U.S. Real Estate Fund
Securities Lending	6,836,169	—	(6,836,169)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	131	—	—	131
Global High Dividend Fund
Securities Lending	3,521,717	—	(3,521,717)[1]	—	—	—	—	—
Growth Leaders Fund
Securities Lending	758,705	—	(758,705)[1]	—	—	—	—	—
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Restricted Securities — Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

Emerging Market Investments — Investments in securities listed and traded in emerging markets are subject to additional risks that may not be present for U.S. investments or investments in more developed non-U.S. markets. Such risks may include: (i) greater market volatility; (ii) lower trading volume; (iii) greater social, political and economic uncertainty; (iv) governmental controls on foreign investments and limitations on repatriation of invested capital; (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets; and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.

WisdomTree Trust	103

Notes to Financial Statements (continued)

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital. The India Earnings Fund has filed an election to treat the Portfolio as a ‘‘pass-through’’ entity for tax purposes.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds. Additionally, the Portfolio is also advised by WTAM and is sub-advised by Mellon. Mellon is compensated by WTAM at no additional cost to the Funds or the Portfolio. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets and, with respect to the India Earnings Fund, based on the average daily net assets of India Earnings Fund and the Portfolio on a consolidated basis, as shown in the following table:

Fund	Advisory Fee Rate
China ex-State-Owned Enterprises Fund	0.32%[1]
Emerging Markets ex-State-Owned Enterprises Fund	0.32%[2]
Emerging Markets High Dividend Fund	0.63%
Emerging Markets Multifactor Fund	0.48%
Emerging Markets Quality Dividend Growth Fund	0.32%[1]
Emerging Markets SmallCap Dividend Fund	0.63%
Global ex-U.S. Quality Dividend Growth Fund	0.58%
Global ex-U.S. Real Estate Fund	0.58%
Global High Dividend Fund	0.58%
Growth Leaders Fund	0.20%[3]
India Earnings Fund (consolidated)	0.83%
India ex-State-Owned Enterprises Fund	0.58%
[1]

Prior to the close of business July 31, 2020, WTAM received an annual advisory fee of 0.63% (before fee waivers) based on the Fund’s average daily net assets and had contractually agreed to limit the advisory fee to 0.32% through July 31, 2020 (the advisory fee waiver expiration date). Effective the close of business July 31, 2020, the contractual advisory fee waiver expired and the advisory fee annual rate (before fee waivers) was permanently reduced to 0.32%.

[2]

Prior to the close of business July 31, 2020, WTAM received an annual advisory fee of 0.58% (before fee waivers) based on the Fund’s average daily net assets and had contractually agreed to limit the advisory fee to 0.32% through July 31, 2020 (the advisory fee waiver expiration date). Effective the close of business July 31, 2020, the contractual advisory fee waiver expired and the advisory fee annual rate (before fee waivers) was permanently reduced to 0.32%.

[3]	Prior to August 1, 2020, WTAM received an annual advisory fee of 0.45% based on the Fund’s average daily net assets.

104	WisdomTree Trust

Notes to Financial Statements (continued)

During the year ended March 31, 2021, the Emerging Markets ex-State-Owned Enterprises Fund received a reimbursement of $3,285 from Mellon resulting from an operational error that resulted in investment transaction losses. The dollar amount of the reimbursement is shown in the Statements of Operations in “Net increase from payment by affiliate”.

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the year ended March 31, 2021, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of the advisory fees, that it would otherwise charge, in an amount equal to the indirect AFFE (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) attributable to each Fund’s investment in affiliated ETFs. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statement of Operations in “Expense waivers”.

WTAM and/or WisdomTree Investments (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the fiscal year ended March 31, 2021, WT held shares of and received distributions from the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WT		Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
Emerging Markets ex-State-Owned Enterprises Fund	821		$33,406	$336
Emerging Markets High Dividend Fund	167		7,408	284
Emerging Markets Quality Dividend Growth Fund	269		7,997	82
Emerging Markets SmallCap Dividend Fund	376		19,285	636
Global ex-U.S. Quality Dividend Growth Fund	176	^	6,831	71
Growth Leaders Fund	45		2,002	2
^	Updated to reflect the effect of a 2-for-1 stock split on June 10, 2021 (Note 9).

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2021, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities and/or an amount of cash. The India Earnings Fund and India ex-State-Owned Enterprises Fund issue and redeem shares on a cash basis only as certain securities markets in which these Funds invest do not permit in-kind transfers of securities. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the fiscal year ended March 31, 2021 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales
China ex-State-Owned Enterprises Fund	$583,356,836	$98,259,195	$144,609,023	$29,823,148
Emerging Markets ex-State-Owned Enterprises Fund	3,146,315,620	819,096,242	888,661,956	151,312,405
Emerging Markets High Dividend Fund	1,017,512,768	1,107,143,835	20,776,544	178,248,355
Emerging Markets Multifactor Fund	9,566,077	12,251,055	—	2,543,985
Emerging Markets Quality Dividend Growth Fund	48,153,972	49,726,891	1,831,983	10,850,761
Emerging Markets SmallCap Dividend Fund	977,419,627	918,209,273	29,561,104	32,279,566
Global ex-U.S. Quality Dividend Growth Fund	182,235,209	128,525,744	156,202,584	20,367,481
Global ex-U.S. Real Estate Fund	30,378,469	28,434,629	—	32,171,537
Global High Dividend Fund	32,948,583	33,891,685	10,708,780	31,938,443
Growth Leaders Fund	2,771,319	2,738,504	13,464,903	3,103,574
India Earnings Fund (consolidated)	153,517,407	350,473,313	—	—
India ex-State-Owned Enterprises Fund	3,320,830	881,768	—	—

WisdomTree Trust	105

Notes to Financial Statements (continued)

6. FEDERAL INCOME TAXES

At March 31, 2021, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

	Investments in Long Securities				Investments in Financial Derivatives[1]

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation
China ex-State-Owned Enterprises Fund	$832,767,806	$120,208,328	$(16,229,870)	$103,978,458	$4,623	$(651)	$3,972	$103,982,430
Emerging Markets ex-State-Owned Enterprises Fund	4,060,624,225	731,464,262	(51,496,600)	679,967,662	47,944	(15,823)	32,121	679,999,783
Emerging Markets High Dividend Fund	1,577,238,336	384,603,248	(42,603,559)	341,999,689	—	(4,559)	(4,559)	341,995,130
Emerging Markets Multifactor Fund	4,385,152	837,483	(96,310)	741,173	—	(3)	(3)	741,170
Emerging Markets Quality Dividend Growth Fund	72,262,855	25,345,997	(2,005,823)	23,340,174	—	—	—	23,340,174
Emerging Markets SmallCap Dividend Fund	1,607,946,590	420,096,636	(71,348,300)	348,748,336	13,962	(6,836)	7,126	348,755,462
Global ex-U.S. Quality Dividend Growth Fund	299,175,082	63,691,778	(4,495,100)	59,196,678	—	(189)	(189)	59,196,489
Global ex-U.S. Real Estate Fund	65,409,305	5,031,672	(1,472,531)	3,559,141	—	—	—	3,559,141
Global High Dividend Fund	58,226,146	11,004,620	(1,959,356)	9,045,264	—	—	—	9,045,264
Growth Leaders Fund	13,721,805	1,177,182	(236,175)	941,007	—	—	—	941,007
India Earnings Fund (consolidated)	455,796,770	359,519,796	(15,766,540)	343,753,256	—	—	—	343,753,256
India ex-State Owned Enterprises Fund	3,735,910	956,074	(13,622)	942,452	—	—	—	942,452
[1]

Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

At March 31, 2021, the components of total distributable earnings (loss) on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation	Currency and Other Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings (Loss)
China ex-State-Owned Enterprises Fund	$—	$(27,135,698)	$103,982,430	$(9,025)	$76,837,707
Emerging Markets ex-State-Owned Enterprises Fund	12,688,325	(62,256,065)	679,999,783	(12,233,592)	618,198,451
Emerging Markets High Dividend Fund	1,796,049	(1,616,973,744)	341,995,130	(3,124,141)	(1,276,306,706)
Emerging Markets Multifactor Fund	8,484	(1,420,188)	741,170	(7,548)	(678,082)
Emerging Markets Quality Dividend Growth Fund	109,388	(19,776,267)	23,340,174	(464,030)	3,209,265
Emerging Markets SmallCap Dividend Fund	5,669,520	(527,772,923)	348,755,462	(6,128,756)	(179,476,697)
Global ex-U.S. Quality Dividend Growth Fund	749,086	(22,397,837)	59,196,489	(1,019,080)	36,528,658
Global ex-U.S. Real Estate Fund	969,659	(33,513,430)	3,559,141	(530)	(28,985,160)
Global High Dividend Fund	147,345	(19,637,445)	9,045,264	(7,428)	(10,452,264)
Growth Leaders Fund	2,826	(91,401)	941,007	33	852,465
India Earnings Fund (consolidated)	1,454,635	(130,317,303)	343,753,256	(13,618,709)	201,271,879
India ex-State-Owned Enterprises Fund	1,470	(56,615)	942,452	(164,226)	723,081

106	WisdomTree Trust

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal years or periods ended March 31, 2021 and March 31, 2020, was as follows:

	Year Ended March 31, 2021		Year Ended March 31, 2020

Fund	Distributions Paid from Ordinary Income*	Distributions Paid from Return of Capital	Distributions Paid from Ordinary Income*
China ex-State-Owned Enterprises Fund	$2,251,505	$39,686	$1,482,750
Emerging Markets ex-State-Owned Enterprises Fund	27,862,429	—	10,713,413
Emerging Markets High Dividend Fund	80,570,083	—	107,852,051
Emerging Markets Multifactor Fund	161,416	—	622,000
Emerging Markets Quality Dividend Growth Fund	2,069,274	—	1,769,180
Emerging Markets SmallCap Dividend Fund	65,877,942	—	64,397,006
Global ex-U.S. Quality Dividend Growth Fund	5,009,804	—	2,044,152
Global ex-U.S. Real Estate Fund	2,194,990	—	8,280,378
Global High Dividend Fund	2,796,745	—	3,450,818
Growth Leaders Fund	11,858	—	4,030	[1]
India Earnings Fund (consolidated)	6,924,754	—	8,945,464
India ex-State-Owned Enterprises Fund	4,497	—	—	[2]
*	Includes short-term capital gains, if any.

[1]	For the period May 22, 2019 (commencement of operations) through March 31, 2020.

[2]	For the period April 4, 2019 (commencement of operations) through March 31, 2020.

At March 31, 2021, for Federal tax purposes, the Funds have capital loss carryforwards available to offset future capital gains as indicated in the below table. The loss carryforward amounts do not have an expiration date and, therefore, can be carried forward indefinitely until utilized. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Short-Term	Long-Term	Capital Loss Available Total
China ex-State-Owned Enterprises Fund	$17,987,032	$9,039,849	$27,026,881
Emerging Markets ex-State-Owned Enterprises Fund	43,959,082	18,296,983	62,256,065
Emerging Markets High Dividend Fund	491,279,589	1,125,694,155	1,616,973,744
Emerging Markets Multifactor Fund	1,420,188	—	1,420,188
Emerging Markets Quality Dividend Growth Fund	9,376,314	10,399,953	19,776,267
Emerging Markets SmallCap Dividend Fund	284,317,173	243,455,750	527,772,923
Global ex-U.S. Quality Dividend Growth Fund	16,725,302	5,672,535	22,397,837
Global ex-U.S. Real Estate Fund	5,300,025	28,213,405	33,513,430
Global High Dividend Fund	5,421,313	14,216,132	19,637,445
Growth Leaders Fund	77,309	14,092	91,401
India Earnings Fund (consolidated)	130,317,303	—	130,317,303
India ex-State-Owned Enterprises Fund	41,543	15,072	56,615

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. At March 31, 2021, the Funds did not have any post-October capital losses to defer.

WisdomTree Trust	107

Notes to Financial Statements (continued)

During the fiscal year ended March 31, 2021, the following Funds incurred and will elect to defer late year ordinary losses as follows:

Fund	Late Year Ordinary Loss
China ex-State-Owned Enterprises Fund	$108,817
Emerging Markets ex-State-Owned Enterprises Fund	—
Emerging Markets High Dividend Fund	—
Emerging Markets Multifactor Fund	—
Emerging Markets Quality Dividend Growth Fund	—
Emerging Markets SmallCap Dividend Fund	—
Global ex-U.S. Quality Dividend Growth Fund	—
Global ex-U.S. Real Estate Fund	—
Global High Dividend Fund	—
Growth Leaders Fund	—
India Earnings Fund (consolidated)	—
India ex-State-Owned Enterprises Fund	—

During the fiscal year ended March 31, 2021, the amount of capital loss carryforwards used to offset realized gains are shown in the following table:

Fund	Utilized Capital Loss Carryforward
China ex-State-Owned Enterprises Fund	$1,672,144
Emerging Markets ex-State-Owned Enterprises Fund	—
Emerging Markets High Dividend Fund	—
Emerging Markets Multifactor Fund	678,181
Emerging Markets Quality Dividend Growth Fund	—
Emerging Markets SmallCap Dividend Fund	—
Global ex-U.S. Quality Dividend Growth Fund	—
Global ex-U.S. Real Estate Fund	—
Global High Dividend Fund	—
Growth Leaders Fund	—
India Earnings Fund (consolidated)	36,351,210
India ex-State-Owned Enterprises Fund	54,563

At March 31, 2021, the effect of permanent “book/tax” reclassifications resulted in increases (decreases) to the components of net assets as shown in the following table. The differences are primarily due to redemptions-in-kind.

Fund	Total Distributable Earnings (Loss)	Paid-in Capital
China ex-State-Owned Enterprises Fund	$(16,888,253)	$16,888,253
Emerging Markets ex-State-Owned Enterprises Fund	(55,422,695)	55,422,695
Emerging Markets High Dividend Fund	6,585,614	(6,585,614)
Emerging Markets Multifactor Fund	(557,101)	557,101
Emerging Markets Quality Dividend Growth Fund	(3,021,817)	3,021,817
Emerging Markets SmallCap Dividend Fund	(3,161,770)	3,161,770
Global ex-U.S. Quality Dividend Growth Fund	(8,217,570)	8,217,570
Global ex-U.S. Real Estate Fund	(1,803,481)	1,803,481
Global High Dividend Fund	(2,838,449)	2,838,449
Growth Leaders Fund	(1,212,184)	1,212,184
India Earnings Fund (consolidated)	—	—
India ex-State-Owned Enterprises Fund	—	—

108	WisdomTree Trust

Notes to Financial Statements (continued)

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign withholding taxes, as applicable, are accrued based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Foreign withholding taxes are accrued and applied to foreign income, net realized capital gains and net unrealized appreciation, as applicable, as the foreign income is earned or capital gains and unrealized appreciation are recorded. The dollar amount of applicable foreign withholding taxes on foreign income is included net in the Statements of Operations in “Dividend Income,” the foreign capital gains tax applicable on the disposal of securities is included in the Statements of Operations in “Net realized gain (loss) from investment transactions” and the dollar amount of deferred foreign capital gains tax applicable on the unrealized appreciation on securities held is included in the Statements of Operations in “Net increase (decrease) in unrealized appreciation/depreciation from investment transactions”. The Funds record a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims that have been recorded but not yet received are shown on the Statements of Assets and Liabilities in “Receivables: Foreign tax reclaims”. As of and during the fiscal year ended March 31, 2021, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Generally, each of the tax years in the four-year period ended March 31, 2021, remains subject to examination by taxing authorities. Specific to foreign countries in which the Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions.

7. MAURITIUS AND INDIA TAXATION

The Portfolio holds a tax residency certificate issued by the Mauritian Revenue authorities as well as other tax residency related documentation prescribed by the Indian Revenue authorities and should be regarded as the beneficial owner of the investments made in Indian securities, which should entitle it to claim the benefits of the double taxation avoidance agreement entered between the Government of India and Mauritius (“tax treaty”).

The taxable profits derived from the Portfolio are subject to income tax at the rate of 15% in the Republic of Mauritius (“Mauritius”) and eligible for a presumed foreign tax credit of 80% of the Mauritian tax on the respective foreign income which effectively limits the maximum income tax payable to an effective rate of 3%. The Mauritius income tax is paid by WTAM (out of its fee paid by the India Earnings Fund), accordingly, no provision for Mauritius income taxes is required.

Under the tax treaty, as amended, Mauritius entities (such as the Portfolio) are subject to tax on capital gains arising on the disposal of shares of an Indian company. However, investments in shares acquired up to March 31, 2017 are grandfathered, thus exempted from capital gains tax in India irrespective of the date of disposal (subject to the entity being eligible for the tax treaty benefits). The Indian tax rates applicable on disposal of securities would depend on the nature of securities, the holding period and the manner of disposal.

Changes in India tax law could reduce the return to each Fund with investments in India and the return received by each Fund’s shareholders.

Reference to investments by the India Earnings Fund herein should be understood to refer to investments by the Portfolio.

8. DEMAND NOTE

During the fiscal year ended March 31, 2021, the India Earnings Fund had a demand note agreement with Bank of America, N.A. which allowed the Fund to borrow up to $175,000,000 and had a final maturity date of September 29, 2020. During the fiscal year ended March 31, 2021, the Fund utilized the demand note and borrowed for a period of 6 days with an average outstanding loan balance of $151,000,000 and a weighted average interest rate of 2.15% per annum. Interest expense related to the loan for the fiscal year ended March 31, 2021 was $53,424. At March 31, 2021, the Fund did not have any amounts outstanding under the demand note agreement.

9. SUBSEQUENT EVENT

On May 25, 2021, at the recommendation of WTAM, the investment adviser of the Global ex-U.S. Quality Dividend Growth Fund, the Board of Trustees considered, and approved, a 2-for-1 stock split of the Global ex-U.S. Quality Dividend Growth Fund’s outstanding shares. The total outstanding shares of the Global ex-U.S. Quality Dividend Growth Fund split on a 2-for-1 basis on June 10, 2021. The impact of the stock split increased the number of shares outstanding by a factor of two, while decreasing the NAV per share and market price per share by a factor of two, resulting in no effect on the Global ex-U.S. Quality Dividend Growth Fund’s net assets or on the total value of a shareholder’s investment. The shares outstanding, NAV per share and other per share information have been updated in the accompanying financial statements and financial highlights to reflect the effect of the stock split.

WisdomTree Trust	109

Notes to Financial Statements (concluded)

10. ADDITIONAL INFORMATION

The Board of Trustees authorized a two-for-one stock split for the China ex-State-Owned Enterprises Fund, effective after the close of trading on October 16, 2020, for the shareholders of record on October 14, 2020. The impact of the stock split was to increase the number of shares outstanding by a factor of two, while decreasing the NAV per share by a factor of two, resulting in no effect on the net assets of the Fund. The financial statements for the Fund have been adjusted to reflect the stock split.

*    *    *    *    *

The respiratory disease caused by a novel coronavirus (“COVID-19”) has spread globally for over a year, resulting in a global pandemic and major disruption to global markets and economies. In an organized attempt to contain and mitigate the effects of COVID-19, governments and businesses world-wide took aggressive measures, including businesses canceling dividends to preserve cash, governments closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. In recent months, however, the rapid COVID-19 vaccination rollout in the United States and certain other developed countries, coupled with the passage of stimulus programs in the U.S. and abroad, have resulted in a reversal of many of these trends, including the re-opening of businesses, a reduction in quarantine requirements, increased consumer demand, and the resumption of certain in-person schooling, travel and events. Despite these positive trends, the prevalence of new COVID-19 variants, a failure to achieve herd immunity, or other unforeseen circumstances may result in the continued spread of the virus throughout unvaccinated populations or a resurgence in infections among vaccinated populations. As a result, it remains unclear if recent positive trends will continue in developed markets and whether such trends will spread world-wide to countries with limited access to vaccines that are still experiencing rising COVID-19 cases, hospitalizations and deaths.

The effects of COVID-19 have affected and are likely to continue to affect certain sectors and industries more dramatically than others, and the effects borne by some will negatively affect the value of the issuers in those sectors and industries, which may adversely affect the value of a Fund’s investments in those sectors or industries. It is also true that the speed at which global economies recover, or fail to recover, from the COVID-19 pandemic will affect certain sectors, industries, and issuers more dramatically than others, which in turn may adversely affect certain Fund investments.

COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources, including access to COVID-19 vaccinations and treatments. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined fully at this time, but the effects could be present for an extended period of time. It is impossible to predict the effects on the Funds of these or similar events and market conditions in the future. However, it is possible that these or similar events and market conditions could have a significant and adverse effect on the NAV and/or risk profile of a Fund.

110	WisdomTree Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of WisdomTree China ex-State-Owned Enterprises Fund, WisdomTree Emerging Markets ex-State-Owned Enterprises Fund, WisdomTree Emerging Markets High Dividend Fund, WisdomTree Emerging Markets Multifactor Fund, WisdomTree Emerging Markets Quality Dividend Growth Fund, WisdomTree Emerging Markets SmallCap Dividend Fund, WisdomTree Global ex-U.S. Quality Dividend Growth Fund, WisdomTree Global ex-U.S. Real Estate Fund, WisdomTree Global High Dividend Fund, WisdomTree Growth Leaders Fund (formerly, WisdomTree Modern Tech Platforms Fund), WisdomTree India Earnings Fund and WisdomTree India ex-State-Owned Enterprises Fund and the Board of Trustees of WisdomTree Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities (consolidated as it relates to WisdomTree India Earnings Fund) of WisdomTree China ex-State-Owned Enterprises Fund, WisdomTree Emerging Markets ex-State-Owned Enterprises Fund, WisdomTree Emerging Markets High Dividend Fund, WisdomTree Emerging Markets Multifactor Fund, WisdomTree Emerging Markets Quality Dividend Growth Fund, WisdomTree Emerging Markets SmallCap Dividend Fund, WisdomTree Global ex-U.S. Quality Dividend Growth Fund, WisdomTree Global ex-U.S. Real Estate Fund, WisdomTree Global High Dividend Fund, WisdomTree Growth Leaders Fund (formerly, WisdomTree Modern Tech Platforms Fund), WisdomTree India Earnings Fund and WisdomTree India ex-State-Owned Enterprises Fund, (twelve of the funds constituting WisdomTree Trust (the “Trust”)), including the schedules of investments (consolidated as it relates to WisdomTree India Earnings Fund), as of March 31, 2021, and the related statements of operations and changes in net assets (consolidated as it relates to WisdomTree India Earnings Fund), and the financial highlights (consolidated as it relates to WisdomTree India Earnings Fund) for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position (consolidated as it relates to WisdomTree India Earnings Fund) of each of the Funds (twelve of the funds constituting WisdomTree Trust) at March 31, 2021, and the results of their operations (consolidated as it relates to WisdomTree India Earnings Fund), changes in net assets (consolidated as it relates to WisdomTree India Earnings Fund) and financial highlights (consolidated as it relates to WisdomTree India Earnings Fund) for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the WisdomTree Trust	Statement of operations	Statements of changes in net assets	Financial highlights

WisdomTree China ex-State-Owned Enterprises Fund

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund

WisdomTree Emerging Markets High Dividend Fund

WisdomTree Emerging Markets Quality Dividend Growth Fund

WisdomTree Emerging Markets SmallCap Dividend Fund

WisdomTree Global ex-U.S. Quality Dividend Growth Fund

WisdomTree Global ex-U.S. Real Estate Fund

WisdomTree Global High Dividend Fund

WisdomTree India Earnings Fund

	For the year ended March 31, 2021	For each of the two years in the period ended March 31, 2021	For each of the five years in the period ended March 31, 2021
WisdomTree Emerging Markets Multifactor Fund	For the year ended March 31, 2021	For each of the two years in the period ended March 31, 2021	For each of the two years in the period ended March 31, 2021 and the period from August 10, 2018 (commencement of operations) through March 31, 2019
WisdomTree Growth Leaders Fund (formerly, WisdomTree Modern Tech Platforms Fund)	For the year ended March 31, 2021	For the year ended March 31, 2021 and the period from May 22, 2019 (commencement of operations) through March 31, 2020
WisdomTree India ex-State-Owned Enterprises Fund	For the year ended March 31, 2021	For the year ended March 31, 2021 and the period from April 4, 2019 (commencement of operations) through March 31, 2020

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

WisdomTree Trust	111

Report of Independent Registered Public Accounting Firm (concluded)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more WisdomTree investment companies since 2006.

New York, New York

May 26, 2021, except as to Note 9, as to which the date is July 27, 2021.

112	WisdomTree Trust

Liquidity Risk Management Program (unaudited)

Effective June 1, 2019, the Funds adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 (the “Rule”) under the Investment Company Act of 1940, as amended. The Rule requires registered open-end funds, including exchange-traded funds such as the Funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The Rule is designed to mitigate the risk that a Fund could not meet redemption requests without significantly diluting the interest of remaining investors. The Board has appointed WisdomTree Asset Management, Inc., the investment advisor to the Funds, as the Program Administrator for each Fund’s Program.

The Rule requires the Funds to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-ended fund and whether the Fund has a relatively concentrated portfolio or large positions in particular issuers. The Funds must also assess their use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The Rule also requires the Funds to classify their investments into one of four liquidity categories: highly liquid, moderately liquid, less liquid or illiquid based on the number of days a Fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a Fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value of the investment. A Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a Fund permits redemptions in-kind, the Rule requires the Fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the Rule’s requirements, the Program has been reviewed and approved by the Fund’s Board. Furthermore, the Board has received a written report prepared by the Program Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program. The Program Administrator has monitored the Fund’s liquidity risk and the liquidity classifications of the securities held by the Fund and has determined that the Program is operating effectively.

During the period from January 1, 2020 to December 31, 2020, there were no material changes to the Program and no material liquidity events that impacted the Funds. During the period, the Funds held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable Fund redemption forecasts and foreseeable stressed Fund redemption forecasts, the Program Administrator believes that the Funds maintain sufficient highly liquid assets to meet Fund redemptions.

WisdomTree Trust	113

Trustees and Officers Information (unaudited)

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee During Past 5 Years
Trustees Who Are Interested Persons of the Trust

Jonathan Steinberg (1964)	Trustee, 2005-present; President, 2005-present	Chief Executive Officer, WisdomTree Investments, Inc. and WisdomTree Asset Management since 2005; President, WisdomTree Investments, Inc. and WisdomTree Asset Management from 2012 to 2019.	68	Director, WisdomTree Investments, Inc. and WisdomTree Asset Management.
Trustees Who Are Not Interested Persons of the Trust

David G. Chrencik* (1948)	Trustee, 2014-present	Chief Financial Officer of Sarus Indochina Select LP (hedge fund) since 2012; Chief Financial Officer of GeoGreen BioFuels, Inc. (biodiesel fuel producer) from 2010 to 2014; Audit Partner at PricewaterhouseCoopers LLP (public accounting firm) from 1972 to 2009 (includes positions prior to becoming Audit Partner and predecessor firms).	68	None

Joel Goldberg**, *** (1945)	Trustee, 2012-present	Attorney, Partner at Stroock & Stroock & Lavan LLP from 2010 to 2018; Attorney, Partner at Willkie Farr & Gallagher LLP from 2006 to 2010.	68	Director, Better Business Bureau (Metropolitan New York, Long Island and the Mid-Hudson Region).

Toni Massaro*** (1955)	Trustee, 2006-present	Dean Emerita at the University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since 2009 (distinguished Emerita in July 2009); Dean of the Rogers College of Law from 1999 to 2009; Regents’ Professor since 2006; Milton O. Riepe Chair in Constitutional Law since 1997; Professor at the Rogers College of Law since 1990.	68	None

Melinda A. Raso Kirstein**** (1955)	Trustee, 2014-present	Retired since 2004, Merrill Lynch Investment Management, Vice President; Senior Portfolio Manager, Fixed Income Management; Director, Tax Exempt Fund Management.	68	Associate Alumnae of Douglass College, Chair of Investment Committee.

Victor Ugolyn (1947)	Trustee, 2006-present; Chairman of the Board, 2006-present	Private Investor, from 2005 to present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds from 1991 to 2004.	68	Member of the Board of Governors of Naismith Memorial Basketball Hall of Fame (2001-2016).

114	WisdomTree Trust

Trustees and Officers Information (unaudited) (concluded)

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee During Past 5 Years
Officers of the Trust

Jonathan Steinberg***** (1964)	President, 2005- present; Trustee, 2005-present	Chief Executive Officer, WisdomTree Investments, Inc. and WisdomTree Asset Management since 2005; President, WisdomTree Investments, Inc. and WisdomTree Asset Management from 2012 to 2019.	68	None

David Castano***** (1971)	Treasurer, 2013-present	Head of Fund Accounting & Administration, WisdomTree Asset Management, since 2020; Director of Fund Accounting & Administration, WisdomTree Asset Management, 2011 to 2020.	68	None

Terry Jane Feld***** (1960)	Chief Compliance Officer, 2012-present	Chief Compliance Officer WisdomTree Asset Management since 2012; Senior Compliance Officer, WisdomTree Asset Management since 2011.	68	None

Ryan Louvar***** (1972)	Secretary and Chief Legal Officer, 2013-present	General Counsel, WisdomTree Asset Management since 2013; Vice President and Senior Managing Counsel, State Street, 2005 to 2013.	68	None

Joanne Antico***** (1975)	Assistant Secretary, 2018-present	Assistant General Counsel, WisdomTree Asset Management since 2016; Executive Director and Assistant Secretary, Morgan Stanley Investment Management Inc., 2005 to 2016.	68	None

Clint Martin***** (1977)	Assistant Treasurer, 2015-present	Director of Fund Accounting & Administration, WisdomTree Asset Management, since 2020; Fund Manager, Fund Accounting & Administration, WisdomTree Asset Management 2012, to 2020.	68	None

+	As of March 31, 2021.

*	Chair of the Audit Committee.

**	Chair of the Contracts Review Committee.

***	Co-Chair of the Governance, Nominating and Compliance Committee.

****	Chair of the Investment Committee.

*****	Elected by and serves at the pleasure of the Board.

WisdomTree Trust	115

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds’ fiscal year ended March 31, 2021, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2022.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended March 31, 2021, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
China ex-State-Owned Enterprises Fund	$1,548,162
Emerging Markets ex-State-Owned Enterprises Fund	22,864,758
Emerging Markets High Dividend Fund	58,194,039
Emerging Markets Multifactor Fund	148,823
Emerging Markets Quality Dividend Growth Fund	1,495,864
Emerging Markets SmallCap Dividend Fund	29,542,221
Global ex-U.S. Quality Dividend Growth Fund	5,009,804
Global ex-U.S. Real Estate Fund	1,070,149
Global High Dividend Fund	2,672,265
Growth Leaders Fund	11,858
India Earnings Fund (consolidated)	6,924,754
India ex-State-Owned Enterprises Fund	4,497

The Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries during the fiscal year ended March 31, 2021. The gross foreign source income and foreign taxes paid are as follows:

Fund	Gross Foreign Income	Foreign Taxes Paid
China ex-State-Owned Enterprises Fund	$1,455,605	$140,518
Emerging Markets ex-State-Owned Enterprises Fund	31,341,008	5,735,446
Emerging Markets High Dividend Fund	89,365,356	9,555,344
Emerging Markets Multifactor Fund	239,886	39,912
Emerging Markets Quality Dividend Growth Fund	2,052,160	282,560
Emerging Markets SmallCap Dividend Fund	62,858,512	7,366,559
Global ex-U.S. Quality Dividend Growth Fund	5,887,923	508,343
Global ex-U.S. Real Estate Fund	2,844,581	135,082
Global High Dividend Fund	—	—
Growth Leaders Fund	—	—
India Earnings Fund (consolidated)	7,219,964	2,715,274
India ex-State-Owned Enterprises Fund	9,376	5,815

The following represents the percentage of dividends paid during the fiscal year ended March 31, 2021, that qualify for the 70% dividends received deduction for corporate shareholders:

Fund	Dividends-Received Deduction
China ex-State-Owned Enterprises Fund	1.40%
Emerging Markets ex-State-Owned Enterprises Fund	0.15%
Emerging Markets High Dividend Fund	0.03%
Emerging Markets Multifactor Fund	0.09%
Emerging Markets Quality Dividend Growth Fund	—
Emerging Markets SmallCap Dividend Fund	—
Global ex-U.S. Quality Dividend Growth Fund	—
Global ex-U.S. Real Estate Fund	—
Global High Dividend Fund	59.41%
Growth Leaders Fund	100.00%
India Earnings Fund (consolidated)	—
India ex-State-Owned Enterprises Fund	—

116	WisdomTree Trust

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

Previously, the Funds were required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Beginning in April 2019, the Funds ceased filing Form N-Q and commenced filing Form N-PORT. Part F of each Fund’s Form N-PORT filings for the first and third fiscal quarters contain the complete schedule of portfolio holdings in the same manner as previously filed on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). Copies of the filings may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

WisdomTree Trust	117

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Inflation protected securities do not eliminate risks associated with inflation or deflation. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM - 4833

WisdomTree Trust

Annual Report

March 31, 2021

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Market Environment Overview

(unaudited)

International equity markets, as measured by the MSCI EAFE Index, a broad measure of equity performance for the developed world outside the U.S. and Canada, returned 44.57% in the 12-month fiscal year ended March 31, 2021 (the “period”). Measured in local currency, the MSCI EAFE Index returned 36.56% over the period. Despite the impressive absolute return, international equity markets lagged all other major equity regions during the period, including the U.S., emerging markets, and global equity indexes.

International currency performance was mixed during the period, with significant movement in the U.S. dollar and other international currencies as local governments and central banks sought to combat the economic impacts of the novel coronavirus (“COVID-19”) pandemic. The euro and Swiss franc (the latter viewed as a safe-haven currency) strengthened relative to the U.S. dollar (“USD”), while the Japanese yen (also considered a safe-haven currency) weakened.

The first quarter of the period, from April 1, 2020 through June 30, 2020, was marred by the onset of the COVID-19 pandemic and the efforts of local governments and central banks around the world to contain its spread, protect public health, and mitigate the economic impacts. Many gauges of economic activity came to a screeching halt during the quarter as governments made the difficult decision to shutter major parts of their economies and enforce strict stay-at-home orders to mitigate the spread and impact of the virus on local health systems. Many developed economies such as Italy, the United Kingdom, and Germany experienced severe infection rates that curtailed economic activity during the quarter. Markit Purchasing Managers’ Indexes (“PMIs”) for the Eurozone at the manufacturing, services, and composite levels, for example, exhibited steep declines below 50 during the quarter. Measurements below 50 indicate economic contractions, while readings above 50 signal expansions. Meanwhile, European leaders were on high alert. The European Central Bank (“ECB”), led by President Christine Lagarde, continued using quantitative easing to create monetary stimulus and began investigating how its monetary policy toolkit could aid the recovery. The European Union (“EU”) followed suit, as its leaders began talks to coordinate fiscal stimulus efforts and aid to ailing countries and economies that were being disproportionately affected during the pandemic. During the quarter, equity markets began what would become an enduring recovery, with the MSCI EAFE Index returning 14.88% in USD terms for the quarter ended June 30, 2020. However, this rally fell short of bull markets around the world, primarily due to the concentration of developed market economies in cyclical industries, which were adversely affected by the pandemic, regional lockdowns, and subsequent reduction in economic activity.

The economic recovery truly began to take hold during the second quarter of the period, from July 1, 2020 through September 30, 2020. Eurozone PMIs steadily recovered by June 30th and finally broke into expansionary territory (above the level of 50) by July 2020. However, the economy was still fragile and required significant monetary and fiscal support from both the ECB and the EU, respectively. With the ECB remaining attentive and using whatever monetary policy tools it could to support a recovery, the EU eventually reached a landmark agreement whereby it would issue joint debt, backed by all its member countries, to support the region’s economic recovery.

The optimism was short-lived, however, as new virus flareups plagued developed markets as the summer ended which prompted another wave of lockdowns and subdued economic activity. After reaching their expansionary highs in June 2020, both services and composite PMIs dipped once again into contractionary territory. This was quelled by manufacturing gauges, however, which remained strong and continued their upward trajectory as local economies figured out how to maintain production capacity alongside social distancing and health and safety checks. Equity markets continued their recovery during the quarter, though to a much smaller extent, with the MSCI EAFE Index returning 4.80% in USD terms for the quarter ended September 30, 2020. Developed markets once again lagged the rest of the world, as the cyclical nature of their economies, coupled with the inability to control the spread of the virus and resume normal economic activity, remained a major headwind.

WisdomTree Trust	1

Market Environment Overview

(unaudited) (concluded)

The third quarter of the period, from October 1, 2020 through December 31, 2020, marked an important turning point for the following reasons. First, was the Presidential election in the United States, as the Democratic Party gained control of both the White House and later Congress (though the latter was not ultimately decided until January 2021), which had important geopolitical implications for developed markets. Second, was the end of the Brexit saga. Four years after Britain voted to formally leave the European Union in 2016 (often referred to as “Brexit”), Prime Minister Boris Johnson arranged a deal with EU leaders to exit the bloc with certain trade relationships and other negotiations intact. Lastly, and perhaps most important to developed equity markets, was the announcement from several global pharmaceutical giants that they had developed a vaccine for COVID-19. This was immediately additive for the downtrodden cyclical sectors of the economy that struggled throughout 2020, and the region confronted its next two hurdles: securing enough vaccines for its population and distributing them. Both hurdles remain significant challenges for developed markets. However, the news of the vaccine itself restored some optimism in developed economies since cyclical industries may be poised to benefit the most. These three catalysts provided a much-needed tailwind for developed equity markets during the quarter, as they outperformed U.S. and global equity indices by a few percentage points, with the MSCI EAFE Index returning 16.05% in USD terms for the quarter ended December 31, 2020. Composite and service PMIs once again continued to recover, albeit slowly, while manufacturing gauges maintained their momentum and finished the quarter well in expansion territory.

The fourth quarter of the period, concluding March 31, 2021, continued with much of the momentum that ended 2020. Despite localized virus flareups after the holiday season, regional economies and their health systems were generally better prepared to combat the onset of new cases. However, many countries (such as the United Kingdom, France, Germany, etc.) were forced to institute new lockdown orders once again to stem the spread of the virus. Meanwhile, developed markets continued their struggle to approve, acquire, and administer vaccines from pharmaceutical companies like Pfizer, Moderna, Johnson & Johnson, and AstraZeneca. To date, the inoculation campaign is lagging the U.S. inoculation campaign, but progress is being made. PMIs continued their recovery, with composite and service readings hovering around the 50-level, signaling that the economy is still on soft footing but in much better position than it was during the onset of the pandemic. Returning 3.48% in USD terms for the quarter ended March 31, 2021, developed equity markets lagged the U.S. once again during the quarter but managed to outperform emerging markets.

Each WisdomTree Fund’s performance as set forth in “Management’s Discussion of Funds’ Performance” in the pages that follow should also be viewed in light of the foregoing market environment.

2	WisdomTree Trust

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. Each Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the midpoint of the bid and ask price for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Fund shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Fund NAV returns are calculated using a Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid and ask price as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month-end performance information visit www.wisdomtree.com.

Shareholder Expense Examples

Each Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2020 to March 31, 2021. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Trust	3

Management’s Discussion of Funds’ Performance

as of March 31, 2021 (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

Sector Breakdown†

Sector	% of Net Assets
Materials	23.2%
Industrials	19.1%
Consumer Staples	18.1%
Information Technology	11.7%
Consumer Discretionary	11.6%
Health Care	9.6%
Communication Services	3.8%
Financials	1.3%
Energy	0.9%
Utilities	0.3%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Linde PLC	6.7%
Unilever PLC	6.1%
ASML Holding N.V.	5.6%
BASF SE	3.8%
L’Oreal S.A.	3.6%
LVMH Moet Hennessy Louis Vuitton SE	3.6%
Siemens AG, Registered Shares	3.5%
Kone Oyj, Class B	3.5%
Koninklijke Ahold Delhaize N.V.	3.4%
Deutsche Telekom AG, Registered Shares	3.3%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Hedged Equity Index (the “Index”). In seeking to track the Index, the Fund invests in European dividend-paying companies while at the same time hedging exposure to the fluctuations of the value of the euro relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 44.22% for the fiscal year ended March 31, 2021. The Fund’s positions within Consumer Discretionary, Information Technology as well as Communication Services sectors had a strong positive impact on returns. Additionally, its overweight position in the Materials sector had further positive impact. Overweights to the Consumer Staples sector and security selection within the Financials sector detracted from performance. Overall, the Fund’s German equity positions had the greatest positive impact on performance for the year. In general, equities experienced a recovery from the significant drop in asset prices in the first quarter of calendar year 2020 due to the COVID-19 pandemic, which resulted in the high level of cumulative returns for the fiscal year. The Fund’s use of forward foreign currency contracts to hedge euro currency exposure detracted from performance due to the overall depreciation of the U.S. dollar against the euro during the fiscal year.

Shareholder Expense Example (for the six-month period ended March 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,182.90	0.58%	$3.16
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	44.22%	7.62%	9.57%	8.04%
Fund Market Price Returns	46.58%	7.63%	9.70%	7.99%
WisdomTree DEFA International Hedged Equity/Europe Hedged Equity Spliced Index[1]	45.23%	8.08%	10.07%	8.47%
MSCI EAFE Local Currency/MSCI EMU Local Currency Spliced Index[2]	44.01%	6.69%	8.24%	7.19%
[1]	WisdomTree DEFA International Hedged Equity Index prior to August 29, 2012; WisdomTree Europe Hedged Equity Index thereafter.

[2]	MSCI EAFE Local Currency Index prior to August 29, 2012; MSCI EMU Local Currency Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2021 (unaudited)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

Sector Breakdown†

Sector	% of Net Assets
Industrials	16.2%
Utilities	14.5%
Real Estate	13.1%
Financials	11.6%
Materials	9.6%
Information Technology	8.7%
Communication Services	8.2%
Consumer Discretionary	5.1%
Consumer Staples	4.9%
Energy	3.8%
Health Care	3.6%
Other Assets less Liabilities‡	0.7%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
ASM International N.V.	3.0%
Mediobanca Banca di Credito Finanziario SpA	2.9%
Covivio	2.8%
ASR Nederland N.V.	2.5%
Proximus SADP	2.3%
Italgas SpA	2.2%
A2A SpA	2.1%
Enagas S.A.	1.8%
Valmet Oyj	1.7%
METRO AG	1.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Hedged SmallCap Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Hedged SmallCap Equity Index (the “Index”). In seeking to track the Index, the Fund invests in European small-cap dividend-paying companies while at the same time hedging exposure to fluctuations of the value of the euro relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 50.50% at net asset value (“NAV”) for the fiscal year ended March 31, 2021. The top performing sector exposures were Real Estate and Information Technology, while the Fund’s positions in the Industrials and Utilities sectors detracted from performance. The Fund’s position in Italy positively contributed to performance while its positions in Finland and the Netherlands negatively impacted performance attribution during the fiscal year. Additionally, the Fund’s focus on small-cap companies benefited performance, while its focus on dividend paying companies detracted from performance. The euro also appreciated by 6.3% against the U.S. dollar during the fiscal year, which served as a headwind for total returns vs. unhedged benchmarks. As a result, the Fund’s use of forward foreign currency contracts to hedge euro currency exposure detracted from performance due to the overall depreciation of the U.S. dollar against the euro during the fiscal year.

Shareholder Expense Example (for the six-month period ended March 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,250.30	0.58%	$3.25
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	50.50%	6.74%	10.20%	8.38%
Fund Market Price Returns	53.62%	6.75%	10.23%	8.22%
WisdomTree Europe Hedged SmallCap Equity Index	51.39%	6.88%	10.37%	8.52%
MSCI European Economic and Monetary Union (EMU) Small Cap Local Currency Index	61.57%	7.96%	10.87%	9.13%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on March 4, 2015.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	5

Management’s Discussion of Funds’ Performance

as of March 31, 2021 (unaudited)

WisdomTree Germany Hedged Equity Fund (DXGE)

Sector Breakdown†

Sector	% of Net Assets
Industrials	17.6%
Financials	15.6%
Consumer Discretionary	14.6%
Materials	13.6%
Health Care	12.2%
Information Technology	8.6%
Utilities	7.1%
Communication Services	5.9%
Consumer Staples	3.2%
Energy	0.1%
Real Estate	0.1%
Other Assets less Liabilities‡	1.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
BASF SE	6.7%
Allianz SE, Registered Shares	6.6%
Siemens AG, Registered Shares	6.3%
Deutsche Telekom AG, Registered Shares	5.9%
Bayer AG, Registered Shares	5.8%
Deutsche Post AG, Registered Shares	5.3%
SAP SE	5.0%
Bayerische Motoren Werke AG	4.8%
E.ON SE	4.1%
Volkswagen AG	4.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Germany Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Germany Hedged Equity Index (the “Index”). In seeking to track the Index, the Fund invests in German dividend-paying companies with an exporter tilt while at the same time hedging exposure to fluctuations of the value of the euro relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 58.59% at net asset value (“NAV”) for the fiscal year ended March 31, 2021. The Fund’s position in the Information Technology sector contributed the most positively to performance while its position in the Health Care sector contributed the least positively to performance. Germany, like virtually every global economy, initially was hit hard during the global sell-off induced by the ongoing COVID-19 pandemic. Subsequently, after market lows were established at the end of March 2020, Germany’s economy and markets recovered alongside the global economy. Consequently, Germany equities rallied in the fiscal year and the U.S. dollar weakened significantly during the fiscal year, which served as a headwind to returns vs. unhedged benchmarks. The Fund’s use of forward foreign currency contracts to hedge euro currency exposure detracted from performance due to the overall depreciation of the U.S. dollar against the euro during the fiscal year.

Shareholder Expense Example (for the six-month period ended March 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,227.90	0.48%	$2.67
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.48%	$2.42

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	58.59%	7.25%	9.80%	8.38%
Fund Market Price Returns	61.30%	7.21%	9.97%	8.28%
WisdomTree Germany Hedged Equity Index	59.68%	7.51%	10.06%	8.61%
MSCI Germany Local Currency Index	48.70%	5.85%	7.36%	6.56%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on October 17, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2021 (unaudited)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

Sector Breakdown†

Sector	% of Net Assets
Materials	21.5%
Health Care	17.4%
Industrials	13.6%
Information Technology	12.9%
Consumer Discretionary	11.5%
Consumer Staples	8.2%
Communication Services	4.4%
Financials	4.4%
Real Estate	2.6%
Energy	1.2%
Utilities	0.9%
Investment Company	0.2%
Other Assets less Liabilities‡	1.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Rio Tinto PLC	6.5%
BHP Group Ltd.	5.8%
Unilever PLC	5.7%
LVMH Moet Hennessy Louis Vuitton SE	4.6%
SoftBank Corp.	4.1%
GlaxoSmithKline PLC	3.6%
Roche Holding AG, Genusschein	3.5%
Linde PLC	3.1%
SAP SE	3.0%
ASML Holding N.V.	2.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Hedged Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Hedged Quality Dividend Growth Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying companies with growth characteristics in the developed world, excluding U.S. and Canada, while at the same time hedging exposure to fluctuations of the value of the applicable foreign currencies relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 37.85% at net asset value (“NAV”) for the fiscal year ended March 31, 2021. The Fund’s positions in Japan and Switzerland contributed positively to performance while its positions in Denmark and Germany weighed negatively on performance. Global equity markets rebounded strongly during the recovery from the COVID-19 pandemic, with developed equity markets benefiting due to the prominence of cyclical and value-oriented equities within their economies. Additionally, the Fund’s significant overweight to higher quality companies proved to be a source of outperformance when compared to companies with low quality (based on return-on-equity). Much of this quality outperformance came from optimistic investors who still maintained some risk-aversion by allocating to companies with strong balance sheets and high return-on-equity, in case the volatility continued. The currency hedge component of the Fund weighed negatively on performance, however, as the U.S. dollar weakened over the fiscal year relative to developed market local currencies.

Shareholder Expense Example (for the six-month period ended March 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,140.90	0.58%	$3.10
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	37.85%	12.09%	11.66%	9.94%
Fund Market Price Returns	39.61%	11.99%	11.80%	9.87%
WisdomTree International Hedged Quality Dividend Growth Index	38.51%	12.65%	12.37%	10.62%
MSCI EAFE Local Currency Index	36.56%	7.07%	8.82%	6.97%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 7, 2014.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	7

Management’s Discussion of Funds’ Performance

as of March 31, 2021 (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

Sector Breakdown†

Sector	% of Net Assets
Industrials	19.2%
Consumer Discretionary	17.3%
Financials	15.5%
Information Technology	13.1%
Health Care	10.3%
Materials	8.2%
Consumer Staples	8.2%
Communication Services	4.4%
Energy	2.0%
Utilities	0.2%
Other Assets less Liabilities‡	1.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Toyota Motor Corp.	4.9%
Mitsubishi UFJ Financial Group, Inc.	4.5%
Sumitomo Mitsui Financial Group, Inc.	3.4%
Takeda Pharmaceutical Co., Ltd.	3.1%
Japan Tobacco, Inc.	3.0%
ITOCHU Corp.	2.7%
Mitsubishi Corp.	2.5%
Nintendo Co., Ltd.	2.4%
Tokyo Electron Ltd.	2.4%
Mizuho Financial Group, Inc.	2.2%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Equity Index (the “Index”). The Fund seeks to provide Japanese equity returns while mitigating or ‘‘hedging’’ against fluctuations between the value of the Japanese yen and the U.S. dollar. In seeking to track the Index, the Fund invests in Japanese dividend-paying companies with an exporter tilt while at the same time hedging exposure to fluctuations of the value of the Japanese yen relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 46.97% at net asset value (“NAV”) for the fiscal year ended March 31, 2021. During the fiscal year, the Fund benefited the most from its positions in the Industrials and Financials sectors, which were both a result of allocation and stock selection effects. The Fund’s positions in the Consumer Discretionary and Health Care sectors were the only material detractors, primarily due to stock selection. In terms of dividend yield quintiles, since dividends are a key component of the Fund’s investment strategy, performance was aided the most by the third and fourth quintiles, representing those companies with more modest dividend yields. The avoidance of companies that do not pay dividends, along with a modest position within low-dividend yield companies, weighed on Fund performance during the fiscal year. During the fiscal year, the Fund utilized forward foreign currency contracts to offset Japanese yen currency exposure from positions in Japanese equities. The Fund’s use of forward foreign currency contracts contributed positively to Fund performance as a result of the U.S. dollar strengthening against the Japanese yen during the fiscal year.

Shareholder Expense Example (for the six-month period ended March 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,270.40	0.48%	$2.72
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.48%	$2.42

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	46.97%	6.05%	9.53%	8.96%
Fund Market Price Returns	50.44%	5.89%	9.79%	9.05%
WisdomTree Japan Hedged Equity Index	47.63%	6.29%	10.18%	9.56%
MSCI Japan Local Currency Index	43.03%	7.68%	10.10%	10.33%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

8	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2021 (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

Sector Breakdown†

Sector	% of Net Assets
Industrials	25.7%
Consumer Discretionary	15.7%
Materials	14.4%
Financials	11.7%
Information Technology	10.2%
Consumer Staples	6.8%
Health Care	4.7%
Communication Services	2.9%
Real Estate	2.5%
Utilities	2.2%
Energy	1.4%
Other Assets less Liabilities‡	1.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Seven Bank Ltd.	0.8%
Electric Power Development Co., Ltd.	0.8%
JTEKT Corp.	0.7%
Sojitz Corp.	0.7%
Mebuki Financial Group, Inc.	0.7%
Nippon Yusen K.K.	0.6%
Denka Co., Ltd.	0.6%
AEON Financial Service Co., Ltd.	0.6%
Yokohama Rubber Co., Ltd. (The)	0.6%
Nippon Electric Glass Co., Ltd.	0.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged SmallCap Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged SmallCap Equity Index (the “Index”). In seeking to track the Index, the Fund invests in Japanese small-cap dividend-paying companies while at the same time hedging exposure to fluctuations of the value of the Japanese yen relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 36.31% at net asset value (“NAV”) for the fiscal year ended March 31, 2021. During the fiscal year, the Fund benefited the most from its position in the Consumer Staples sector whereas its position in the Information Technology sector contributed the most negatively to performance. Japan’s ability to curb the pandemic early on, compared to other developed countries, contributed positively to the Fund’s performance. During the fiscal year, the Fund utilized forward foreign currency contracts to offset Japanese yen currency exposure from positions in Japanese equities. The Fund’s use of forward foreign currency contracts contributed positively to Fund performance as a result of the U.S. dollar strengthening against the Japanese yen during the fiscal year.

Shareholder Expense Example (for the six-month period ended March 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,158.90	0.58%	$3.12
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	36.31%	3.21%	9.80%	10.37%
Fund Market Price Returns	39.28%	2.92%	9.97%	10.30%
WisdomTree Japan Hedged SmallCap Equity Index	37.41%	3.50%	10.49%	11.22%
MSCI Japan Small Cap Local Currency Index	41.25%	3.95%	9.25%	10.79%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on June 28, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	9

Description of Terms and Indexes (unaudited)

Below are descriptions of certain terms and of each Index referenced in this report:

Growth is generally characterized by higher price levels relative to fundamentals, such as dividends or earnings. Price levels are higher because investors are willing to pay more due to their expectations of future improvements in these fundamentals.

The MSCI EAFE Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure developed market equity performance, excluding the U.S. and Canada, calculated in local currency.

The MSCI European Economic and Monetary Union (EMU) Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed market countries within the EMU. The securities are priced in local currency terms with no conversion into U.S. dollars.

The MSCI European Economic and Monetary Union (EMU) Small Cap Local Currency Index is a free float-adjusted market capitalization weighted index that captures small cap representation across the 10 Developed Market countries in the EMU and is calculated in local currency.

The MSCI Germany Local Currency Index is a capitalization weighted index that measures the performance of the Germany equity market and provides local currency returns, which are not translated back to U.S. dollars.

The MSCI Japan Index is a capitalization weighted index that is comprised of stocks in Japan.

The MSCI Japan Local Currency Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan and calculated in local currency.

The MSCI Japan Small Cap Local Currency Index is a free float-adjusted market capitalization index that is designed to measure the performance of small cap stocks within Japan and calculated in local currency.

Quality is generally characterized by higher efficiency and profitability. Typical measures include earnings, return-on-equity, return on assets, operating profitability as well as others. This term is also related to the quality factor, which associates these stock characteristics with excess returns vs. the market over time.

Return-on-Equity (ROE) measures a corporation’s profitability by revealing how much profit a company generates with the money shareholders have invested.

The WisdomTree DEFA International Hedged Equity Index is a dividend weighted index designed to provide exposure to developed world, non-U.S. equity securities while at the same time neutralizing exposure to fluctuations between the value of the U.S. dollar and non-U.S. currencies reflected in the index. This index is based on the WisdomTree International Equity Index.

The WisdomTree Europe Hedged Equity Index is designed to provide exposure to European equities while at the same time neutralizing exposure to fluctuations between the Euro and the U.S. dollar.

The WisdomTree Europe Hedged SmallCap Equity Index is designed to provide exposure to the European equity markets while at the same time neutralizing exposure to fluctuations of the Euro movements relative to U.S. dollar.

The WisdomTree Germany Hedged Equity Index is designed to provide exposure to Germany equity markets while at the same time neutralizing exposure to fluctuations of the Euro movements relative to the U.S. dollar. In this sense, the Index “hedges” against fluctuations in the relative value of the Euro against the U.S. dollar.

The WisdomTree International Hedged Quality Dividend Growth Index is designed to provide exposure to the developed market companies while at the same time neutralizing exposure to fluctuations between the value of foreign currencies and the U.S. dollar.

10	WisdomTree Trust

Description of Terms and Indexes (unaudited) (continued)

The WisdomTree Japan Hedged Equity Index is designed to provide exposure to Japanese equity markets while at the same time neutralizing exposure to fluctuations of the Japanese Yen movements relative to the U.S. dollar.

The WisdomTree Japan Hedged SmallCap Equity Index is designed to provide exposure to the small-capitalization segment of the Japanese equity markets while at the same time neutralizing exposure to fluctuations of the Japanese Yen movements relative to the U.S. dollar.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

* * * * * *

WisdomTree Trust	11

Description of Terms and Indexes (unaudited) (concluded)

Abbreviations used in the schedules of investments and related tables included in this report are as follows:

Currency abbreviations:
AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
ILS	Israeli new shekel
JPY	Japanese yen
NOK	Norwegian krone
NZD	New Zealand dollar
SEK	Swedish krona
SGD	Singapore dollar
USD	U.S. dollar

Other abbreviations:
CVA	Certificaten Van Aandelen (Certificate of Stock)
RSP	Risparmio Italian Savings Shares

12	WisdomTree Trust

Schedule of Investments

WisdomTree Europe Hedged Equity Fund (HEDJ)

March 31, 2021

Investments	Shares	Value

COMMON STOCKS – 99.6%

Austria – 0.2%

Andritz AG(a)	86,657	$3,904,849

Belgium – 3.3%

Barco N.V.	132,193	3,108,881

Bekaert S.A.	57,260	2,401,180

Fagron	22,360	497,474

Melexis N.V.	40,864	4,334,476

Solvay S.A.(a)	279,695	34,910,635

UCB S.A.	136,794	13,041,980

Umicore S.A.	91,326	4,854,780

Total Belgium		63,149,406

Finland – 6.5%

Cargotec Oyj, Class B(a)	116,168	6,294,134

Fiskars Oyj Abp	63,949	1,192,025

Huhtamaki Oyj	169,479	7,680,712

Kemira Oyj	303,089	4,662,924

Kone Oyj, Class B	822,409	67,331,742

Konecranes Oyj(a)	181,095	8,087,952

Metso Outotec Oyj	181,695	2,029,755

Neles Oyj(a)	901,214	11,471,096

Revenio Group Oyj	18,274	1,086,758

Valmet Oyj(a)	440,528	16,055,499

Total Finland		125,892,597

France – 24.1%

Air Liquide S.A.	262,951	43,050,130

Arkema S.A.	34,859	4,234,225

BioMerieux(a)	4,192	534,564

Cie Generale des Etablissements Michelin SCA(a)	68,725	10,310,604

Danone S.A.	528,734	36,353,115

Dassault Systemes SE	21,437	4,595,549

Gaztransport Et Technigaz S.A.	26,559	2,122,605

Hermes International(a)	15,538	17,239,142

Imerys S.A.	94,176	4,595,641

IPSOS	15,143	573,081

Kering S.A.(a)	33,323	23,052,227

L’Oreal S.A.	181,917	69,872,110

Legrand S.A.	95,810	8,931,863

LVMH Moet Hennessy Louis Vuitton SE(a)	104,512	69,781,368

Pernod Ricard S.A.	101,702	19,130,825

Publicis Groupe S.A.	161,239	9,861,794

Remy Cointreau S.A.(a)	5,530	1,023,656

Rubis SCA	108,488	5,151,238

Sanofi	642,004	63,570,580

Sartorius Stedim Biotech(a)	2,354	971,649

Schneider Electric SE	371,922	56,934,843

SEB S.A.	10,235	1,809,190

Societe BIC S.A.(a)	47,980	2,815,032

Teleperformance	9,613	3,511,466

Vicat S.A.	47,939	2,332,587

Wendel SE(a)	29,497	3,671,321

Total France		466,030,405

Germany – 27.2%

BASF SE	888,350	73,962,433

Bayer AG, Registered Shares	957,255	60,708,306

Bayerische Motoren Werke AG	367,388	38,200,542

Beiersdorf AG	27,065	2,866,034

Brenntag SE	73,538	6,292,044

Continental AG	93,537	12,389,560

Covestro AG(b)	78,062	5,260,729

Daimler AG, Registered Shares	308,223	27,534,951

Deutsche Telekom AG, Registered Shares	3,157,748	63,723,011

Duerr AG(a)	32,891	1,372,315

Eckert & Ziegler Strahlen-und Medizintechnik AG	3,195	255,533

Evonik Industries AG	363,743	12,893,609

Fresenius Medical Care AG & Co. KGaA	115,008	8,477,789

Fresenius SE & Co. KGaA	203,415	9,080,013

GEA Group AG	38,355	1,575,497

Hannover Rueck SE	75,239	13,777,138

Hapag-Lloyd AG(b)	50,885	7,918,197

HeidelbergCement AG	33,403	3,040,965

Henkel AG & Co. KGaA	85,445	8,480,761

Infineon Technologies AG	204,762	8,700,942

Knorr-Bremse AG	62,090	7,765,929

Krones AG	6,210	505,064

LANXESS AG	25,781	1,904,683

Merck KGaA	17,726	3,037,504

SAP SE	446,921	54,848,276

Siemens AG, Registered Shares	416,496	68,531,052

Siemens Healthineers AG(b)	306,643	16,650,357

Siltronic AG*	15,045	2,431,327

Software AG	25,809	1,090,179

Symrise AG	24,966	3,034,017

Wacker Chemie AG	4,227	602,866

Total Germany		526,911,623

Ireland – 3.5%

CRH PLC	1,098,520	51,604,865

Glanbia PLC	503,387	7,519,623

Kerry Group PLC, Class A	69,927	8,769,157

Total Ireland		67,893,645

Italy – 1.1%

Carel Industries SpA(b)	39,330	802,458

Davide Campari-Milano N.V.(a)	288,231	3,235,814

Ferrari N.V.(a)	77,452	16,235,074

Reply SpA	15,520	1,968,166

Total Italy		22,241,512

Netherlands – 16.1%

Akzo Nobel N.V.	255,936	28,660,361

ASM International N.V.	70,565	20,567,881

ASML Holding N.V.	178,077	108,204,893

BE Semiconductor Industries N.V.	83,351	6,998,433

Corbion N.V.	30,171	1,684,348

EXOR N.V.	84,130	7,113,279

IMCD N.V.	25,289	3,522,074

See Notes to Financial Statements.

WisdomTree Trust	13

Schedule of Investments (continued)

WisdomTree Europe Hedged Equity Fund (HEDJ)

March 31, 2021

Investments	Shares	Value

Koninklijke Ahold Delhaize N.V.	2,385,988	$66,600,946

Koninklijke DSM N.V.	173,355	29,400,264

Koninklijke Vopak N.V.	177,781	8,869,754

SBM Offshore N.V.(a)	379,336	6,963,918

Wolters Kluwer N.V.	266,629	23,226,904

Total Netherlands		311,813,055

Spain – 4.4%

ACS Actividades de Construccion y Servicios S.A.	1,534,647	50,971,707

Cie Automotive S.A.	294,489	7,725,237

Grifols S.A.(a)	321,308	8,432,548

Prosegur Cash S.A.(b)	4,969,929	4,538,577

Prosegur Cia de Seguridad S.A.	1,855,623	5,910,273

Viscofan S.A.	102,835	7,118,767

Total Spain		84,697,109

Switzerland – 0.4%

STMicroelectronics N.V.(a)	223,261	8,533,200

United Kingdom – 12.8%

Linde PLC	461,657	129,623,607

Unilever PLC	2,129,015	119,056,110

Total United Kingdom		248,679,717
TOTAL COMMON STOCKS (Cost: $1,622,122,867)		1,929,747,118

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.8%

United States – 2.8%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c)
(Cost: $53,738,416)	53,738,416	53,738,416

TOTAL INVESTMENTS IN SECURITIES – 102.4% (Cost: $1,675,861,283)		1,983,485,534

Other Assets less Liabilities – (2.4)%		(45,817,582)

NET ASSETS – 100.0%		$1,937,667,952
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at March 31, 2021 (See Note 2). At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $72,564,979 and the total market value of the collateral held by the Fund was $76,930,234. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $23,191,818.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2021.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	4/7/2021	8,519,087	EUR	10,169,106	USD	$—	$(156,421)
Bank of America N.A.	4/7/2021	107,609,585	EUR	126,469,779	USD	6,319	—
Bank of America N.A.	4/7/2021	131,452,641	USD	108,214,275	EUR	4,265,837	—
Bank of America N.A.	5/5/2021	135,629,233	USD	115,338,336	EUR	—	(9,236)
Bank of Montreal	4/7/2021	107,605,740	EUR	126,469,779	USD	1,799	—
Bank of Montreal	4/7/2021	131,452,641	USD	108,210,890	EUR	4,269,816	—
Bank of Montreal	5/5/2021	135,629,233	USD	115,334,707	EUR	—	(4,968)
Canadian Imperial Bank of Commerce	4/7/2021	107,609,127	EUR	126,469,779	USD	5,781	—
Canadian Imperial Bank of Commerce	4/7/2021	131,452,641	USD	108,214,631	EUR	4,265,418	—
Canadian Imperial Bank of Commerce	5/5/2021	135,629,233	USD	115,338,827	EUR	—	(9,813)
Citibank N.A.	4/7/2021	107,604,366	EUR	126,469,779	USD	185	—
Citibank N.A.	4/7/2021	131,452,641	USD	108,211,335	EUR	4,269,292	—
Citibank N.A.	5/5/2021	135,629,233	USD	115,335,688	EUR	—	(6,122)
Commonwealth Bank of Australia	4/7/2021	11,377,359	EUR	13,558,808	USD	—	(186,728)
Commonwealth Bank of Australia	4/7/2021	107,609,585	EUR	126,469,779	USD	6,319	—
Commonwealth Bank of Australia	5/5/2021	135,629,233	USD	115,338,532	EUR	—	(9,467)
Credit Suisse International	4/7/2021	107,604,000	EUR	126,469,779	USD	—	(245)
Credit Suisse International	4/7/2021	131,452,641	USD	108,214,898	EUR	4,265,104	—
Credit Suisse International	5/5/2021	135,629,233	USD	115,343,633	EUR	—	(15,465)
Goldman Sachs	4/7/2021	107,606,289	EUR	126,469,779	USD	2,445	—
Goldman Sachs	4/7/2021	131,452,641	USD	108,210,355	EUR	4,270,444	—
Goldman Sachs	5/5/2021	135,629,233	USD	115,333,726	EUR	—	(3,815)
HSBC Holdings PLC	4/7/2021	107,605,373	EUR	126,469,779	USD	1,369	—
HSBC Holdings PLC	4/7/2021	131,452,641	USD	108,210,088	EUR	4,270,758	—
HSBC Holdings PLC	5/5/2021	135,629,233	USD	115,334,413	EUR	—	(4,622)

See Notes to Financial Statements.

14	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree Europe Hedged Equity Fund (HEDJ)

March 31, 2021

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
JP Morgan Chase Bank N.A.	4/1/2021	832,426	USD	710,000	EUR	$—	$(2,037)
JP Morgan Chase Bank N.A.	4/7/2021	107,606,106	EUR	126,469,779	USD	2,230	—
JP Morgan Chase Bank N.A.	4/7/2021	131,452,641	USD	108,212,048	EUR	4,268,454	—
JP Morgan Chase Bank N.A.	5/5/2021	135,629,233	USD	115,335,786	EUR	—	(6,237)
Morgan Stanley & Co. International	4/7/2021	107,606,381	EUR	126,469,779	USD	2,552	—
Morgan Stanley & Co. International	4/7/2021	131,452,641	USD	108,219,086	EUR	4,260,183	—
Morgan Stanley & Co. International	5/5/2021	135,629,233	USD	115,335,884	EUR	—	(6,353)
Royal Bank of Canada	4/7/2021	138,348,127	EUR	162,604,012	USD	—	(177)
Royal Bank of Canada	4/7/2021	169,010,547	USD	139,127,378	EUR	5,490,840	—
Royal Bank of Canada	4/7/2021	131,452,641	USD	108,210,177	EUR	4,270,653	—
Royal Bank of Canada	5/5/2021	174,380,452	USD	148,286,480	EUR	—	(5,202)
Societe Generale	4/7/2021	107,606,838	EUR	126,469,779	USD	3,090	—
Societe Generale	4/7/2021	131,452,641	USD	108,211,959	EUR	4,268,559	—
Societe Generale	5/5/2021	135,629,233	USD	115,337,355	EUR	—	(8,083)
Standard Chartered Bank	4/7/2021	107,601,803	EUR	126,469,779	USD	—	(2,828)
Standard Chartered Bank	4/7/2021	131,452,641	USD	108,216,235	EUR	4,263,533	—
Standard Chartered Bank	5/5/2021	135,629,233	USD	115,342,848	EUR	—	(14,542)
UBS AG	4/7/2021	39,344,880	EUR	47,455,827	USD	—	(1,212,856)
UBS AG	4/7/2021	107,603,817	EUR	126,469,779	USD	—	(461)
UBS AG	4/7/2021	131,452,641	USD	108,212,404	EUR	4,268,036	—
UBS AG	5/5/2021	135,629,233	USD	115,336,080	EUR	—	(6,583)
						$60,999,016	$(1,672,261)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,929,747,118	$—	$—	$1,929,747,118
Investment of Cash Collateral for Securities Loaned	—	53,738,416	—	53,738,416
Total Investments in Securities	$1,929,747,118	$53,738,416	$—	$1,983,485,534
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$60,999,016	$—	$60,999,016
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(1,672,261)	$—	$(1,672,261)
Total – Net	$1,929,747,118	$113,065,171	$—	$2,042,812,289
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	15

Schedule of Investments

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

March 31, 2021

Investments	Shares	Value

COMMON STOCKS – 99.3%

Austria – 4.4%

Andritz AG	3,363	$151,540

AT&S Austria Technologie & Systemtechnik AG	1,199	43,121

CA Immobilien Anlagen AG	8,278	351,221

Oesterreichische Post AG(a)	6,789	297,621

Schoeller-Bleckmann Oilfield Equipment AG	1,808	81,279

Telekom Austria AG	7,068	55,823

UNIQA Insurance Group AG	22,709	170,815

Vienna Insurance Group AG Wiener Versicherung Gruppe	5,618	145,923

Voestalpine AG	2,919	121,207

Wienerberger AG	6,338	232,410

Total Austria		1,650,960

Belgium – 11.6%

Aedifica S.A.	2,563	294,602

Barco N.V.	5,267	123,868

Bekaert S.A.	2,246	94,185

Cofinimmo S.A.	3,667	535,280

D’ieteren S.A./N.V.	2,470	242,400

Elia Group S.A./N.V.	2,709	298,967

Euronav N.V.	60,336	553,475

Fagron	860	19,134

Intervest Offices & Warehouses N.V.	2,202	54,736

Melexis N.V.	1,615	171,304

Orange Belgium S.A.	4,101	110,376

Proximus SADP	39,025	851,274

Recticel S.A.	3,157	46,084

Telenet Group Holding N.V.	11,112	451,612

Warehouses De Pauw CVA	13,651	452,120

Xior Student Housing N.V.	589	31,498

Total Belgium		4,330,915

Denmark – 0.2%
Cementir Holding N.V.	7,378	75,874

Finland – 12.9%

Altia Oyj	2,259	28,249

Cargotec Oyj, Class B(a)	4,625	250,589

Huhtamaki Oyj	6,710	304,094

Kamux Corp.	1,518	23,336

Kemira Oyj	12,136	186,708

Kojamo Oyj	14,142	277,240

Konecranes Oyj	7,205	321,785

Lassila & Tikanoja Oyj	1,925	31,629

Metsa Board Oyj	30,851	336,848

Metso Outotec Oyj	6,055	67,642

Neles Oyj	35,797	455,642

Nokian Renkaat Oyj(a)	8,034	291,580

Oriola Oyj, Class B	13,350	32,165

Orion Oyj, Class B(a)	12,327	495,052

Raisio Oyj, Class V	9,451	43,487

Revenio Group Oyj	691	41,094

Rovio Entertainment Oyj(a)(b)	3,856	30,070

Sanoma Oyj	5,332	89,739

Talenom Oyj	1,406	17,681

Terveystalo Oyj(b)	4,952	68,910

TietoEVRY Oyj	6,634	205,995

Tikkurila Oyj	3,589	142,784

Tokmanni Group Corp.	2,902	68,214

Uponor Oyj	7,208	160,282

Valmet Oyj	17,507	638,061

Verkkokauppa.com Oyj	5,531	57,335

YIT Oyj(a)	25,694	136,918

Total Finland		4,803,129

France – 12.5%

ABC Arbitrage	2,564	21,848

Albioma S.A.	1,510	74,183

Chargeurs S.A.(a)	1,354	36,760

Cie Plastic Omnium S.A.	7,466	274,124

Covivio	12,099	1,038,056

Derichebourg S.A.*	14,136	115,883

Gaztransport Et Technigaz S.A.	2,953	236,005

Imerys S.A.	10,060	490,912

IPSOS	1,880	71,148

Kaufman & Broad S.A.	2,528	109,487

Nexity S.A.	9,624	475,971

Quadient S.A.	2,213	53,319

Rubis SCA	12,309	584,457

Societe BIC S.A.	5,538	324,920

Trigano S.A.	1,036	194,087

Vicat S.A.	3,260	158,623

Wendel SE	3,285	408,865

Total France		4,668,648

Germany – 14.4%

1&1 Drillisch AG	928	26,144

alstria office REIT-AG	16,877	273,334

Aurubis AG	2,903	241,016

Bechtle AG	1,022	192,065

Bilfinger SE	702	25,725

CANCOM SE	1,103	63,703

CompuGroup Medical SE & Co. KgaA	711	60,208

CropEnergies AG	6,882	96,576

Dermapharm Holding SE	3,055	219,059

DIC Asset AG	10,825	188,040

Duerr AG	4,372	182,414

Eckert & Ziegler Strahlen- und Medizintechnik AG	422	33,751

Elmos Semiconductor SE	1,122	47,209

Encavis AG	6,246	118,776

Freenet AG	585	14,033

Fuchs Petrolub SE	1,953	78,731

GEA Group AG	5,225	214,626

Gerresheimer AG	859	85,512

GFT Technologies SE	1,799	33,449

GRENKE AG(a)	2,352	89,287

Hamborner REIT AG	9,419	99,797

Hamburger Hafen und Logistik AG	6,673	148,072

Hornbach Baumarkt AG	1,859	78,328

See Notes to Financial Statements.

16	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

March 31, 2021

Investments	Shares	Value

Hornbach Holding AG & Co. KGaA	862	$84,291

Indus Holding AG	1,550	64,489

Jenoptik AG	688	20,700

Krones AG	946	76,939

LANXESS AG	3,738	276,161

METRO AG	57,359	607,400

MLP SE	3,498	28,902

Nemetschek SE	1,650	105,495

PATRIZIA AG	2,762	70,117

Rheinmetall AG	3,224	327,384

Siltronic AG*	1,992	321,914

Software AG	3,585	151,431

STRATEC SE	225	30,464

Suedzucker AG	6,484	110,118

TAG Immobilien AG*	9,383	268,417

VERBIO Vereinigte BioEnergie AG	2,025	87,345

Wacker Chemie AG	622	88,711

Wuestenrot & Wuerttembergische AG	1,800	37,614

Total Germany		5,367,747

Ireland – 1.2%

Glanbia PLC	19,970	298,313

Hibernia REIT PLC	60,890	79,007

Irish Continental Group PLC	4,865	25,301

Total Produce PLC	24,858	60,184

Total Ireland		462,805

Italy – 20.2%

A2A SpA	438,097	799,117

ACEA SpA	12,882	282,214

Alerion Cleanpower SpA(a)	3,228	48,941

Anima Holding SpA(b)	47,523	245,310

Ascopiave SpA	14,272	65,502

Azimut Holding SpA	19,407	443,294

Buzzi Unicem SpA	3,465	90,285

Carel Industries SpA(b)	1,441	29,401

Danieli & C. Officine Meccaniche SpA	924	23,294

Danieli & C. Officine Meccaniche SpA, RSP	1,568	24,068

Datalogic SpA	3,573	73,153

Enav SpA(b)	76,422	372,568

ERG SpA	11,410	339,814

Falck Renewables SpA	8,364	60,013

Fiera Milano SpA	10,133	41,266

Hera SpA	106,826	410,306

Immobiliare Grande Distribuzione SIIQ SpA	16,369	68,201

Interpump Group SpA	1,672	84,460

Iren SpA	120,106	332,574

Italgas SpA	124,455	809,615

La Doria SpA	921	19,484

Mediobanca Banca di Credito Finanziario SpA*	98,980	1,100,027

Piaggio & C. SpA	38,554	146,631

Prysmian SpA	5,683	185,081

RAI Way SpA(b)	19,333	109,293

Reply SpA	621	78,752

SOL SpA	3,266	64,295

Telecom Italia SpA	1,009,803	547,362

Telecom Italia SpA, RSP	1,041,202	600,114

Zignago Vetro SpA	1,957	37,261

Total Italy		7,531,696

Netherlands – 11.1%

Aalberts N.V.	5,889	299,002

ASM International N.V.	3,842	1,119,844

ASR Nederland N.V.	20,585	924,435

BE Semiconductor Industries N.V.	4,556	382,537

Corbion N.V.	1,625	90,718

Euronext N.V.(b)	3,691	372,637

ForFarmers N.V.	9,449	65,300

IMCD N.V.	1,379	192,058

SBM Offshore N.V.	20,641	378,931

TKH Group N.V., CVA	4,721	227,048

Van Lanschot Kempen N.V.	4,018	112,628

Total Netherlands		4,165,138

Portugal – 1.8%

Altri, SGPS, S.A.	36,669	281,208

Corticeira Amorim, SGPS, S.A.	3,727	44,329

REN – Redes Energeticas Nacionais, SGPS, S.A.	38,826	108,605

Semapa-Sociedade de Investimento e Gestao	3,084	42,770

Sonae, SGPS, S.A.	206,742	189,163

Total Portugal		666,075

Spain – 9.0%

Acciona S.A.	2,307	387,461

Almirall S.A.	7,346	111,634

Cia de Distribucion Integral Logista Holdings S.A.	11,399	226,413

Cie Automotive S.A.	11,698	306,870

Ebro Foods S.A.(a)	5,973	123,413

Enagas S.A.	31,674	689,434

Ercros S.A.	5,931	17,810

Euskaltel S.A.(b)	9,626	125,579

Faes Farma S.A.	28,615	122,922

Global Dominion Access S.A.*(b)	7,468	37,786

Grupo Catalana Occidente S.A.	5,406	216,025

Inmobiliaria Colonial Socimi S.A.	32,955	319,733

Miquel y Costas & Miquel S.A.	2,442	44,199

Pharma Mar S.A.(a)	228	26,515

Prosegur Cash S.A.(b)	113,079	103,265

Prosegur Cia de Seguridad S.A.	41,394	131,842

Viscofan S.A.	4,096	283,546

Zardoya Otis S.A.	15,720	100,693

Total Spain		3,375,140
TOTAL COMMON STOCKS (Cost: $31,855,994)		37,098,127

See Notes to Financial Statements.

WisdomTree Trust	17

Schedule of Investments (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

March 31, 2021

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.8%

United States – 2.8%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c)
(Cost: $1,050,216)	1,050,216	$1,050,216

TOTAL INVESTMENTS IN SECURITIES – 102.1% (Cost: $32,906,210)		38,148,343

Other Assets less Liabilities – (2.1)%		(795,346)

NET ASSETS – 100.0%		$37,352,997
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at March 31, 2021 (See Note 2). At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,299,046 and the total market value of the collateral held by the Fund was $1,367,333. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $317,117.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2021.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	4/7/2021	1,831,881	EUR	2,152,946	USD	$108	$—
Bank of America N.A.	4/7/2021	2,137,184	EUR	2,511,757	USD	126	—
Bank of America N.A.	4/7/2021	2,511,757	USD	2,067,725	EUR	81,510	—
Bank of America N.A.	5/5/2021	2,244,574	USD	1,908,773	EUR	—	(153)
Bank of America N.A.	5/5/2021	2,618,660	USD	2,226,894	EUR	—	(178)
Bank of Montreal	4/7/2021	2,137,107	EUR	2,511,757	USD	36	—
Bank of Montreal	4/7/2021	2,511,757	USD	2,067,661	EUR	81,586	—
Bank of Montreal	5/5/2021	2,618,660	USD	2,226,824	EUR	—	(96)
Citibank N.A.	4/7/2021	2,137,080	EUR	2,511,757	USD	4	—
Citibank N.A.	4/7/2021	2,511,757	USD	2,067,669	EUR	81,576	—
Citibank N.A.	5/5/2021	2,618,660	USD	2,226,843	EUR	—	(118)
Commonwealth Bank of Australia	4/7/2021	2,137,184	EUR	2,511,757	USD	126	—
Commonwealth Bank of Australia	5/5/2021	2,618,660	USD	2,226,898	EUR	—	(183)
Credit Suisse International	4/7/2021	2,137,073	EUR	2,511,757	USD	—	(5)
Credit Suisse International	4/7/2021	2,511,757	USD	2,067,737	EUR	81,496	—
Credit Suisse International	5/5/2021	2,618,660	USD	2,226,996	EUR	—	(298)
Goldman Sachs	4/7/2021	2,137,118	EUR	2,511,757	USD	49	—
Goldman Sachs	4/7/2021	2,511,757	USD	2,067,650	EUR	81,598	—
Goldman Sachs	5/5/2021	2,618,660	USD	2,226,805	EUR	—	(74)
HSBC Holdings PLC	4/7/2021	2,137,100	EUR	2,511,757	USD	27	—
HSBC Holdings PLC	4/7/2021	2,511,757	USD	2,067,645	EUR	81,604	—
HSBC Holdings PLC	5/5/2021	2,618,660	USD	2,226,818	EUR	—	(89)
JP Morgan Chase Bank N.A.	4/7/2021	2,137,114	EUR	2,511,757	USD	44	—
JP Morgan Chase Bank N.A.	4/7/2021	2,511,757	USD	2,067,683	EUR	81,560	—
JP Morgan Chase Bank N.A.	5/5/2021	2,618,660	USD	2,226,844	EUR	—	(120)
Morgan Stanley & Co. International	4/7/2021	2,137,120	EUR	2,511,757	USD	51	—
Morgan Stanley & Co. International	4/7/2021	2,511,757	USD	2,067,817	EUR	81,402	—
Morgan Stanley & Co. International	5/5/2021	2,618,660	USD	2,226,846	EUR	—	(123)
Royal Bank of Canada	4/7/2021	3,052,964	EUR	3,588,225	USD	—	(4)
Royal Bank of Canada	4/7/2021	5,741,171	USD	4,726,060	EUR	186,520	—
Royal Bank of Canada	4/7/2021	2,511,757	USD	2,067,647	EUR	81,602	—
Royal Bank of Canada	5/5/2021	3,740,943	USD	3,181,155	EUR	—	(111)
Societe Generale	4/7/2021	2,137,129	EUR	2,511,757	USD	62	—
Societe Generale	4/7/2021	2,511,757	USD	2,067,681	EUR	81,562	—
Societe Generale	5/5/2021	2,618,660	USD	2,226,875	EUR	—	(156)
Standard Chartered Bank	4/7/2021	2,137,029	EUR	2,511,757	USD	—	(56)
Standard Chartered Bank	4/7/2021	2,511,757	USD	2,067,763	EUR	81,466	—
Standard Chartered Bank	5/5/2021	2,618,660	USD	2,226,981	EUR	—	(281)
UBS AG	4/7/2021	2,137,069	EUR	2,511,757	USD	—	(9)
UBS AG	4/7/2021	2,511,757	USD	2,067,690	EUR	81,552	—
UBS AG	5/5/2021	2,618,660	USD	2,226,850	EUR	—	(127)
						$1,165,667	$(2,181)

See Notes to Financial Statements.

18	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

March 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$37,098,127	$—	$—	$37,098,127
Investment of Cash Collateral for Securities Loaned	—	1,050,216	—	1,050,216
Total Investments in Securities	$37,098,127	$1,050,216	$—	$38,148,343
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$1,165,667	$—	$1,165,667
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(2,181)	$—	$(2,181)
Total – Net	$37,098,127	$2,213,702	$—	$39,311,829
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	19

Schedule of Investments

WisdomTree Germany Hedged Equity Fund (DXGE)

March 31, 2021

Investments	Shares	Value

COMMON STOCKS – 98.6%

Germany – 98.6%

Air Freight & Logistics – 5.3%

Deutsche Post AG, Registered Shares	30,132	$1,654,548

Auto Components – 1.9%

Continental AG	4,519	598,570

Automobiles – 12.6%

Bayerische Motoren Werke AG	14,571	1,515,074

Daimler AG, Registered Shares	13,225	1,181,449

Volkswagen AG	3,457	1,256,283

Total Automobiles		3,952,806

Capital Markets – 1.6%

Deutsche Boerse AG	2,979	496,122

Chemicals – 11.8%

BASF SE	25,437	2,117,839

Covestro AG(a)	5,664	381,707

Evonik Industries AG	18,118	642,229

Fuchs Petrolub SE	1,101	44,384

LANXESS AG	3,732	275,718

Symrise AG	1,940	235,760

Wacker Chemie AG	169	24,103

Total Chemicals		3,721,740

Construction Materials – 1.1%

HeidelbergCement AG	3,696	336,479

Diversified Financial Services – 0.1%

GRENKE AG	655	24,865

Diversified Telecommunication Services – 5.9%

Deutsche Telekom AG, Registered Shares	92,508	1,866,801

Electronic Equipment, Instruments & Components – 0.0%

Jenoptik AG	222	6,680

Food & Staples Retailing – 1.0%

METRO AG	28,952	306,586

Food Products – 0.1%

Suedzucker AG	1,803	30,621

Health Care Equipment & Supplies – 2.5%

Carl Zeiss Meditec AG, Bearer Shares	279	42,136

Eckert & Ziegler Strahlen- und Medizintechnik AG	111	8,878

Siemens Healthineers AG(a)	13,728	745,415

STRATEC SE	59	7,988

Total Health Care Equipment & Supplies		804,417

Health Care Providers & Services – 2.8%

Fresenius Medical Care AG & Co. KGaA	5,699	420,100

Fresenius SE & Co. KGaA	10,677	476,599

Total Health Care Providers & Services		896,699

Health Care Technology – 0.1%

CompuGroup Medical SE & Co. KgaA	203	17,190

Household Products – 1.4%

Henkel AG & Co. KGaA	4,310	427,785

Independent Power & Renewable Electricity Producers – 1.6%

Encavis AG	1,685	32,043

Uniper SE	12,683	460,307

Total Independent Power & Renewable Electricity Producers		492,350

Industrial Conglomerates – 7.2%

Rheinmetall AG	2,721	276,306

Siemens AG, Registered Shares	12,071	1,986,186

Total Industrial Conglomerates		2,262,492

Insurance – 13.9%

Allianz SE, Registered Shares	8,180	2,086,708

Hannover Rueck SE	3,532	646,750

Muenchener Rueckversicherungs – Gesellschaft AG in Muenchen, Registered Shares	4,013	1,238,547

Talanx AG	9,597	407,861

Total Insurance		4,379,866

IT Services – 0.7%

Bechtle AG	1,098	206,348

CANCOM SE	303	17,499

Total IT Services		223,847

Life Sciences Tools & Services – 0.1%

Gerresheimer AG	236	23,493

Machinery – 3.0%

Duerr AG	1,199	50,026

GEA Group AG	5,594	229,783

KION Group AG	35	3,464

Knorr-Bremse AG	3,340	417,752

Krones AG	258	20,983

Rational AG	274	213,346

Total Machinery		935,354

Marine – 0.8%

Hapag-Lloyd AG(a)	1,559	242,595

Metals & Mining – 0.7%

Aurubis AG	2,867	238,027

Multi-Utilities – 5.5%

E.ON SE	111,478	1,300,243

RWE AG	11,203	440,037

Total Multi-Utilities		1,740,280

Oil, Gas & Consumable Fuels – 0.1%

CropEnergies AG	1,841	25,835

Personal Products – 0.7%

Beiersdorf AG	2,210	234,027

Pharmaceuticals – 6.7%

Bayer AG, Registered Shares	28,995	1,838,838

Merck KGaA	1,505	257,895

Total Pharmaceuticals		2,096,733

Real Estate Management & Development – 0.1%

PATRIZIA AG	765	19,421

Semiconductors & Semiconductor Equipment – 2.6%

Infineon Technologies AG	12,001	509,958

See Notes to Financial Statements.

20	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Germany Hedged Equity Fund (DXGE)

March 31, 2021

Investments	Shares	Value

Siltronic AG*	1,942	$313,834

Total Semiconductors & Semiconductor Equipment		823,792

Software – 5.2%

Nemetschek SE	459	29,347

SAP SE	12,883	1,581,063

Software AG	985	41,607

Total Software		1,652,017

Specialty Retail – 0.1%

Hornbach Baumarkt AG	511	21,531

Hornbach Holding AG & Co. KGaA	244	23,859

Total Specialty Retail		45,390

Trading Companies & Distributors – 1.3%

Brenntag SE	4,698	401,969

Transportation Infrastructure – 0.1%

Hamburger Hafen und Logistik AG	1,848	41,007

TOTAL INVESTMENTS IN SECURITIES – 98.6% (Cost: $27,316,109)		31,020,404

Other Assets less Liabilities – 1.4%		438,413

NET ASSETS – 100.0%		$31,458,817
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	4/7/2021	1,727,905	EUR	2,030,746	USD	$101	$—
Bank of America N.A.	4/7/2021	3,208,969	EUR	3,771,389	USD	188	—
Bank of America N.A.	4/7/2021	2,030,746	USD	1,671,748	EUR	65,901	—
Bank of America N.A.	5/5/2021	2,207,108	USD	1,876,912	EUR	—	(150)
Bank of America N.A.	5/5/2021	4,098,920	USD	3,485,698	EUR	—	(279)
Bank of Montreal	4/7/2021	1,727,843	EUR	2,030,746	USD	29	—
Bank of Montreal	4/7/2021	2,030,746	USD	1,671,696	EUR	65,962	—
Bank of Montreal	5/5/2021	2,207,108	USD	1,876,853	EUR	—	(81)
Canadian Imperial Bank of Commerce	4/7/2021	1,727,897	EUR	2,030,746	USD	93	—
Canadian Imperial Bank of Commerce	4/7/2021	2,030,746	USD	1,671,754	EUR	65,894	—
Canadian Imperial Bank of Commerce	5/5/2021	2,207,108	USD	1,876,920	EUR	—	(160)
Citibank N.A.	4/7/2021	1,727,821	EUR	2,030,746	USD	3	—
Citibank N.A.	4/7/2021	2,030,746	USD	1,671,703	EUR	65,954	—
Citibank N.A.	5/5/2021	2,207,108	USD	1,876,869	EUR	—	(100)
Credit Suisse International	4/7/2021	1,727,815	EUR	2,030,746	USD	—	(4)
Credit Suisse International	4/7/2021	2,030,746	USD	1,671,758	EUR	65,889	—
Credit Suisse International	5/5/2021	2,207,108	USD	1,876,998	EUR	—	(252)
Goldman Sachs	4/7/2021	1,727,852	EUR	2,030,746	USD	39	—
Goldman Sachs	4/7/2021	2,030,746	USD	1,671,688	EUR	65,972	—
Goldman Sachs	5/5/2021	2,207,108	USD	1,876,837	EUR	—	(62)
HSBC Holdings PLC	4/7/2021	1,727,837	EUR	2,030,746	USD	22	—
HSBC Holdings PLC	4/7/2021	2,030,746	USD	1,671,683	EUR	65,977	—
HSBC Holdings PLC	5/5/2021	2,207,108	USD	1,876,848	EUR	—	(75)
JP Morgan Chase Bank N.A.	4/7/2021	1,727,849	EUR	2,030,746	USD	36	—
JP Morgan Chase Bank N.A.	4/7/2021	2,030,746	USD	1,671,714	EUR	65,941	—
JP Morgan Chase Bank N.A.	5/5/2021	2,207,108	USD	1,876,871	EUR	—	(101)
Royal Bank of Canada	4/1/2021	12,500	USD	10,659	EUR	—	(27)
Royal Bank of Canada	4/7/2021	2,468,310	EUR	2,901,066	USD	—	(3)
Royal Bank of Canada	4/7/2021	2,030,746	USD	1,671,685	EUR	65,975	—
Royal Bank of Canada	4/7/2021	4,641,709	USD	3,820,997	EUR	150,801	—
Royal Bank of Canada	5/5/2021	3,153,012	USD	2,681,201	EUR	—	(94)
Societe Generale	4/7/2021	1,727,861	EUR	2,030,746	USD	50	—
Societe Generale	4/7/2021	2,030,746	USD	1,671,712	EUR	65,943	—
Societe Generale	5/5/2021	2,207,108	USD	1,876,896	EUR	—	(132)
Standard Chartered Bank	4/7/2021	1,727,780	EUR	2,030,746	USD	—	(45)
Standard Chartered Bank	4/7/2021	2,030,746	USD	1,671,778	EUR	65,865	—
Standard Chartered Bank	5/5/2021	2,207,108	USD	1,876,986	EUR	—	(237)
UBS AG	4/7/2021	1,727,812	EUR	2,030,746	USD	—	(7)
UBS AG	4/7/2021	2,030,746	USD	1,671,719	EUR	65,935	—
UBS AG	5/5/2021	2,207,108	USD	1,876,876	EUR	—	(107)
						$942,570	$(1,916)

See Notes to Financial Statements.

WisdomTree Trust	21

Schedule of Investments (concluded)

WisdomTree Germany Hedged Equity Fund (DXGE)

March 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$31,020,404	$—	$—	$31,020,404
Total Investments in Securities	$31,020,404	$—	$—	$31,020,404
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$942,570	$—	$942,570
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(1,916)	$—	$(1,916)
Total – Net	$31,020,404	$940,654	$—	$31,961,058
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

22	WisdomTree Trust

Schedule of Investments

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

March 31, 2021

Investments	Shares	Value

COMMON STOCKS – 98.6%

Australia – 11.4%

ARB Corp., Ltd.(a)	1,739	$45,629

Beach Energy Ltd.	847,309	1,106,780

BHP Group Ltd.	1,520,392	52,457,698

BlueScope Steel Ltd.	104,750	1,543,798

Brambles Ltd.	463,985	3,738,910

Breville Group Ltd.	17,647	362,903

Charter Hall Group	135,318	1,327,477

Codan Ltd.	19,768	232,469

CSL Ltd.	37,567	7,572,406

Domino’s Pizza Enterprises Ltd.	21,584	1,582,298

Elders Ltd.	21,757	205,980

Evolution Mining Ltd.	491,726	1,528,054

Goodman Group	308,673	4,260,026

JB Hi-Fi Ltd.	44,210	1,743,565

Mineral Resources Ltd.	74,612	2,160,609

Northern Star Resources Ltd.	76,165	549,945

Ramelius Resources Ltd.(a)	23,817	26,757

Rio Tinto Ltd.	244,821	20,651,322

St Barbara Ltd.(a)	439,341	657,536

Technology One Ltd.(a)	73,875	525,533

Total Australia		102,279,695

Belgium – 0.1%

Fagron	11,714	260,618

Melexis N.V.	8,152	864,689

Total Belgium		1,125,307

China – 2.2%

China Overseas Grand Oceans Group Ltd.	2,518,000	1,645,318

China Overseas Land & Investment Ltd.	6,180,027	16,057,283

China Tobacco International HK Co., Ltd.(a)	119,000	309,192

CSPC Pharmaceutical Group Ltd.	1,379,481	1,667,915

Total China		19,679,708

Denmark – 4.8%

Coloplast A/S, Class B	33,975	5,120,988

DSV Panalpina A/S	8,654	1,701,958

H. Lundbeck A/S	30,063	1,029,504

Novo Nordisk A/S, Class B	288,983	19,625,699

Novozymes A/S, Class B	30,374	1,950,230

Orsted A/S(b)	49,634	8,035,783

Royal Unibrew A/S	14,447	1,514,573

Vestas Wind Systems A/S	18,076	3,719,206

Total Denmark		42,697,941

Finland – 2.5%

Kone Oyj, Class B	121,884	9,978,809

Neste Oyj	161,948	8,614,670

Orion Oyj, Class B(a)	27,851	1,118,496

Tokmanni Group Corp.	2,348	55,192

Uponor Oyj	18,064	401,683

Valmet Oyj(a)	60,964	2,221,896

Total Finland		22,390,746

France – 6.1%

Gaztransport Et Technigaz S.A.	11,051	883,200

Hermes International	7,158	7,941,677

LVMH Moet Hennessy Louis Vuitton SE	62,273	41,578,910

Sartorius Stedim Biotech	2,603	1,074,428

Trigano S.A.	6,730	1,260,817

Verallia S.A.(b)	53,727	1,941,718

Total France		54,680,750

Germany – 5.9%

Bechtle AG	4,702	883,649

CANCOM SE	3,034	175,226

Carl Zeiss Meditec AG, Bearer Shares	3,478	525,268

CompuGroup Medical SE & Co. KgaA	1,795	152,001

Dermapharm Holding SE	11,856	850,135

Eckert & Ziegler Strahlen- und Medizintechnik AG	887	70,941

Fuchs Petrolub SE	35,274	1,421,993

Infineon Technologies AG	177,686	7,550,403

Knorr-Bremse AG	30,363	3,797,663

Nemetschek SE	6,299	402,735

SAP SE	219,448	26,931,705

Siemens Healthineers AG(b)	165,354	8,978,529

Softwareone Holding AG*	9,068	235,095

Symrise AG	8,024	975,124

Total Germany		52,950,467

Hong Kong – 2.0%

Hong Kong Exchanges & Clearing Ltd.	225,000	13,237,592

Techtronic Industries Co., Ltd.	275,500	4,713,067

Vitasoy International Holdings Ltd.	96,000	369,209

Total Hong Kong		18,319,868

Israel – 0.1%

Matrix IT Ltd.	9,513	228,275

Maytronics Ltd.	12,283	223,545

Strauss Group Ltd.	26,062	703,386

Total Israel		1,155,206

Italy – 0.9%

Davide Campari-Milano N.V.	22,373	251,170

DiaSorin SpA	4,598	739,271

Ferrari N.V.	17,463	3,660,501

Interpump Group SpA	16,856	851,470

Recordati Industria Chimica e Farmaceutica SpA	46,697	2,517,481

Zignago Vetro SpA	9,088	173,034

Total Italy		8,192,927

Japan – 19.1%

ABC-Mart, Inc.	22,300	1,259,294

Advantest Corp.	26,211	2,296,131

Ariake Japan Co., Ltd.	7,900	479,719

Asahi Holdings, Inc.(a)	25,000	479,185

Astellas Pharma, Inc.	308,100	4,745,576

Bandai Namco Holdings, Inc.	39,800	2,842,909

Benefit One, Inc.	18,800	500,029

Bridgestone Corp.	231,700	9,383,326

Chugai Pharmaceutical Co., Ltd.	164,600	6,686,782

See Notes to Financial Statements.

WisdomTree Trust	23

Schedule of Investments (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

March 31, 2021

Investments	Shares	Value

Create SD Holdings Co., Ltd.	10,500	$342,081

CyberAgent, Inc.	8,000	144,290

Daifuku Co., Ltd.(a)	16,200	1,589,213

Daikin Industries Ltd.	16,000	3,231,855

Daiwabo Holdings Co., Ltd.	11,000	167,439

Dip Corp.	9,200	241,365

Disco Corp.	6,991	2,198,527

DTS Corp.	7,100	162,304

Eisai Co., Ltd.	30,375	2,039,386

Elecom Co., Ltd.(a)	14,800	328,948

en-japan, Inc.	19,550	604,192

Fancl Corp.	10,300	348,149

Fast Retailing Co., Ltd.	6,281	5,009,453

Funai Soken Holdings, Inc.	1,800	34,957

GungHo Online Entertainment, Inc.	3,689	72,979

Hikari Tsushin, Inc.	8,500	1,713,077

Horiba Ltd.	8,700	549,557

Hoya Corp.	23,500	2,765,769

IR Japan Holdings Ltd.	300	36,299

Japan Lifeline Co., Ltd.	4,700	59,590

Kakaku.com, Inc.	39,991	1,092,967

Kao Corp.	64,100	4,242,202

Keyence Corp.	8,900	4,048,896

Kobe Bussan Co., Ltd.(a)	17,000	456,154

Koito Manufacturing Co., Ltd.(a)	5,000	335,747

Kose Corp.	7,800	1,105,412

Kotobuki Spirits Co., Ltd.	200	13,014

Kusuri no Aoki Holdings Co., Ltd.(a)	1,900	145,810

Kyudenko Corp.	31,900	1,221,149

Mani, Inc.	5,000	125,792

McDonald’s Holdings Co., Japan Ltd.	8,200	378,462

Meitec Corp.	12,600	696,706

Milbon Co., Ltd.	8,400	461,430

MINEBEA MITSUMI, Inc.	44,700	1,144,401

Murata Manufacturing Co., Ltd.	91,820	7,347,262

Nexon Co., Ltd.	9,100	295,647

NGK Spark Plug Co., Ltd.(a)	53,800	930,423

Nifco, Inc.(a)	4,900	178,928

Nihon M&A Center, Inc.	20,800	563,388

Nihon Unisys Ltd.	19,200	592,507

Nippon Shinyaku Co., Ltd.	3,000	223,439

Nissan Chemical Corp.	27,668	1,479,800

Nitori Holdings Co., Ltd.	2,901	562,479

Nojima Corp.	1,800	45,806

Nomura Research Institute Ltd.	53,500	1,658,258

NSD Co., Ltd.	7,300	121,623

Obic Co., Ltd.(a)	9,100	1,666,000

OKUMA Corp.	6,200	356,290

Olympus Corp.	33,400	692,483

Oracle Corp.	19,300	1,886,335

Otsuka Corp.	32,000	1,500,090

Outsourcing, Inc.	43,500	702,299

Pan Pacific International Holdings Corp.	27,100	640,345

Pigeon Corp.(a)	21,400	813,394

Prestige International, Inc.	6,000	44,633

Recruit Holdings Co., Ltd.	97,900	4,785,139

Ryohin Keikaku Co., Ltd.	18,400	435,938

Sakai Moving Service Co., Ltd.	6,300	282,502

Sanwa Holdings Corp.	48,200	632,052

SCSK Corp.	19,900	1,181,394

Seria Co., Ltd.	16,100	563,136

SG Holdings Co., Ltd.	32,400	743,881

Shimadzu Corp.	12,000	434,932

Shionogi & Co., Ltd.	36,000	1,939,113

SMS Co., Ltd.	9,000	275,294

SoftBank Corp.(a)	2,824,200	36,765,717

Sony Corp.	61,300	6,432,339

Starts Corp., Inc.	17,500	460,068

Sumitomo Forestry Co., Ltd.	22,300	481,519

Sundrug Co., Ltd.	17,500	641,403

Sysmex Corp.	16,736	1,806,125

Systena Corp.	4,800	96,087

T-Gaia Corp.	37,200	645,361

TechnoPro Holdings, Inc.	7,600	634,136

Terumo Corp.	21,300	770,848

Toei Animation Co., Ltd.(a)	10,200	1,093,846

Tokuyama Corp.(a)	25,800	652,121

Tokyo Electron Ltd.	31,958	13,532,261

Trend Micro, Inc.	47,900	2,401,502

Unicharm Corp.	21,700	912,185

USS Co., Ltd.	88,700	1,737,075

Wacom Co., Ltd.	5,100	34,292

Workman Co., Ltd.(a)	4,000	287,059

Yamaha Corp.	18,400	1,000,760

Yaskawa Electric Corp.	8,800	438,805

ZOZO, Inc.	36,700	1,086,054

Total Japan		171,264,896

Netherlands – 3.8%

ASM International N.V.	12,088	3,523,341

ASML Holding N.V.	36,459	22,153,575

BE Semiconductor Industries N.V.	23,657	1,986,322

Euronext N.V.(b)	19,710	1,989,886

IMCD N.V.	3,164	440,660

Wolters Kluwer N.V.	50,856	4,430,229

Total Netherlands		34,524,013

Norway – 0.1%

Borregaard ASA	35,082	765,230

Fjordkraft Holding ASA(b)	29,431	240,306

Total Norway		1,005,536

Portugal – 0.2%

Jeronimo Martins, SGPS, S.A.	115,981	1,956,083

Singapore – 0.4%

Sheng Siong Group Ltd.	594,200	681,057

Singapore Exchange Ltd.	382,500	2,838,289

Total Singapore		3,519,346

See Notes to Financial Statements.

24	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

March 31, 2021

Investments	Shares	Value

Spain – 0.5%

Faes Farma S.A.	364,446	$1,565,558

Grifols S.A.	52,442	1,376,310

Prosegur Cash S.A.(b)	1,514,860	1,383,382

Total Spain		4,325,250

Sweden – 3.3%

AddTech AB, Class B	29,433	438,981

Atlas Copco AB, Class A	119,739	7,302,784

Atlas Copco AB, Class B	103,019	5,371,790

Axfood AB(a)	73,707	1,765,660

Beijer Ref AB	13,204	581,404

BioGaia AB, Class B	706	33,209

Elekta AB, Class B	46,272	601,207

Epiroc AB, Class B	49,137	1,025,719

EQT AB	61,807	2,038,653

Essity AB, Class B(a)	160,995	5,096,029

Evolution Gaming Group AB(b)	18,800	2,773,746

Lagercrantz Group AB, Class B	5,586	50,693

Lifco AB, Class B	7,460	694,965

Lindab International AB	2,362	47,829

Mycronic AB	29,813	701,177

Sweco AB, Class B	68,457	1,119,967

Total Sweden		29,643,813

Switzerland – 10.0%

ALSO Holding AG, Registered Shares*	990	285,066

Bucher Industries AG, Registered Shares	1,768	904,711

Geberit AG, Registered Shares	7,213	4,610,679

Givaudan S.A., Registered Shares	1,783	6,899,735

Kardex Holding AG, Registered Shares	2,329	477,109

Kuehne + Nagel International AG, Registered Shares	31,691	9,081,510

Logitech International S.A., Registered Shares	27,542	2,901,253

Partners Group Holding AG	8,895	11,407,602

Roche Holding AG, Bearer Shares(a)	36,467	12,515,371

Roche Holding AG, Genusschein	97,769	31,730,905

Schindler Holding AG, Participation Certificate	6,611	1,949,969

SFS Group AG	11,344	1,415,062

Sika AG, Registered Shares	12,754	3,658,907

STMicroelectronics N.V.(a)	41,816	1,598,238

Temenos AG, Registered Shares	5,715	826,144

Total Switzerland		90,262,261

United Kingdom – 25.2%

AJ Bell PLC	75,258	435,582

Ashmore Group PLC(a)	400,867	2,164,741

Ashtead Group PLC	76,181	4,547,978

Avon Rubber PLC	732	31,914

Berkeley Group Holdings PLC	78,947	4,835,101

Bodycote PLC	94,385	1,076,293

Bunzl PLC	72,707	2,330,292

CMC Markets PLC(b)	146,604	976,962

Croda International PLC	19,602	1,716,810

FDM Group Holdings PLC	26,261	365,222

Ferrexpo PLC	783,069	4,047,181

Fevertree Drinks PLC	7,286	215,123

Fresnillo PLC	100,634	1,199,897

Games Workshop Group PLC	6,528	897,516

Gamma Communications PLC	5,224	118,204

GlaxoSmithKline PLC	1,839,371	32,686,620

Halma PLC	23,647	774,536

Hargreaves Lansdown PLC	201,387	4,283,115

Hilton Food Group PLC	32,559	482,459

HomeServe PLC	86,777	1,437,912

IMI PLC	102,864	1,893,233

Intertek Group PLC	30,147	2,330,086

Linde PLC	98,887	27,765,397

RELX PLC	612,488	15,371,459

Rio Tinto PLC	761,532	58,313,076

Rotork PLC	166,634	819,841

RWS Holdings PLC	40,076	336,734

Smith & Nephew PLC	153,920	2,926,369

Spirax-Sarco Engineering PLC	7,151	1,124,751

Spirent Communications PLC	88,629	291,641

Unilever PLC	909,710	50,907,964

Total United Kingdom		226,704,009
TOTAL COMMON STOCKS (Cost: $708,135,273)		886,677,822

EXCHANGE-TRADED FUND – 0.2%

United States – 0.2%

WisdomTree International Quality Dividend Growth Fund(c)
(Cost: $1,253,858)	43,565	1,615,390

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.5%

United States – 1.5%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(d)
(Cost: $13,942,780)	13,942,780	13,942,780

TOTAL INVESTMENTS IN SECURITIES – 100.3% (Cost: $723,331,911)		902,235,992

Other Assets less Liabilities – (0.3)%		(2,744,936)

NET ASSETS – 100.0%		$899,491,056

*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at March 31, 2021 (See Note 2). At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $54,459,474 and the total market value of the collateral held by the Fund was $57,772,816. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $43,830,036.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(d)	Rate shown represents annualized 7-day yield as of March 31, 2021.

See Notes to Financial Statements.

WisdomTree Trust	25

Schedule of Investments (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

March 31, 2021

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the ended March 31, 2021 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2021	Dividend Income
WisdomTree International Quality Dividend Growth Fund	$1,986,206	$—	$1,006,840	$15,366	$620,658	$1,615,390	$41,591

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America N.A.	4/5/2021	269,940	ILS	80,944	USD	$6	$—

Bank of America N.A.	4/5/2021	1,341,006,608	JPY	12,135,444	USD	758	—

Bank of America N.A.	4/5/2021	80,944	USD	268,167	ILS	526	—

Bank of America N.A.	4/5/2021	12,135,444	USD	1,292,462,405	JPY	438,571	—

Bank of America N.A.	4/6/2021	333,634	SGD	248,310	USD	2	—

Bank of America N.A.	4/6/2021	248,310	USD	330,246	SGD	2,520	—

Bank of America N.A.	4/7/2021	10,336,030	AUD	7,872,768	USD	—	(272)

Bank of America N.A.	4/7/2021	5,546,774	CHF	5,893,770	USD	4	—

Bank of America N.A.	4/7/2021	11,994,349	EUR	14,096,539	USD	704	—

Bank of America N.A.	4/7/2021	10,198,305	GBP	14,071,019	USD	—	(370)

Bank of America N.A.	4/7/2021	17,104,622	SEK	1,962,301	USD	90	—

Bank of America N.A.	4/7/2021	7,872,768	USD	10,168,303	AUD	128,022	—

Bank of America N.A.	4/7/2021	5,893,770	USD	5,330,237	CHF	230,079	—

Bank of America N.A.	4/7/2021	14,096,539	USD	11,604,535	EUR	457,454	—

Bank of America N.A.	4/7/2021	14,071,019	USD	10,062,091	GBP	188,304	—

Bank of America N.A.	4/7/2021	1,962,301	USD	16,477,255	SEK	71,887	—

Bank of America N.A.	4/8/2021	19,045,244	DKK	3,009,919	USD	—	(172)

Bank of America N.A.	4/8/2021	20,340,419	HKD	2,616,268	USD	57	—

Bank of America N.A.	4/8/2021	422,738	NOK	49,520	USD	2	—

Bank of America N.A.	4/8/2021	3,009,919	USD	18,429,927	DKK	97,412	—

Bank of America N.A.	4/8/2021	2,616,268	USD	20,294,956	HKD	5,791	—

Bank of America N.A.	4/8/2021	49,520	USD	426,517	NOK	—	(445)

Bank of America N.A.	5/5/2021	7,192,066	USD	9,441,232	AUD	52	—

Bank of America N.A.	5/5/2021	6,305,557	USD	5,929,967	CHF	—	(197)

Bank of America N.A.	5/5/2021	2,998,436	USD	18,964,790	DKK	41	—

Bank of America N.A.	5/5/2021	14,865,078	USD	12,641,179	EUR	—	(1,012)

Bank of America N.A.	5/5/2021	2,738,639	USD	21,290,845	HKD	—	(155)

Bank of America N.A.	5/5/2021	90,118	USD	300,470	ILS	—	(11)

Bank of America N.A.	5/5/2021	55,259	USD	471,740	NOK	—	(5)

Bank of America N.A.	5/5/2021	2,097,079	USD	18,275,152	SEK	—	(155)

Bank of America N.A.	5/5/2021	251,143	USD	337,518	SGD	—	(22)

Bank of America N.A.	5/6/2021	14,147,888	USD	10,252,977	GBP	416	—

Bank of America N.A.	5/10/2021	12,268,914	USD	1,355,338,341	JPY	—	(1,017)

Bank of Montreal	4/5/2021	269,921	ILS	80,944	USD	—	(0)^

Bank of Montreal	4/5/2021	1,340,938,650	JPY	12,135,444	USD	143	—

Bank of Montreal	4/5/2021	80,944	USD	268,093	ILS	548	—

Bank of Montreal	4/5/2021	12,135,444	USD	1,292,422,358	JPY	438,933	—

Bank of Montreal	4/6/2021	333,635	SGD	248,310	USD	3	—

Bank of Montreal	4/6/2021	248,310	USD	330,236	SGD	2,527	—

See Notes to Financial Statements.

26	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

March 31, 2021

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation

Bank of Montreal	4/7/2021	10,336,220	AUD	7,872,768	USD	$—		$(127)

Bank of Montreal	4/7/2021	5,546,833	CHF	5,893,770	USD	67		—

Bank of Montreal	4/7/2021	11,993,921	EUR	14,096,539	USD	201		—

Bank of Montreal	4/7/2021	10,198,726	GBP	14,071,019	USD	212		—

Bank of Montreal	4/7/2021	17,104,077	SEK	1,962,301	USD	28		—

Bank of Montreal	4/7/2021	7,872,768	USD	10,168,054	AUD	128,212		—

Bank of Montreal	4/7/2021	5,893,770	USD	5,330,178	CHF	230,142		—

Bank of Montreal	4/7/2021	14,096,539	USD	11,604,172	EUR	457,881		—

Bank of Montreal	4/7/2021	14,071,019	USD	10,062,386	GBP	187,897		—

Bank of Montreal	4/7/2021	1,962,301	USD	16,477,141	SEK	71,900		—

Bank of Montreal	4/8/2021	19,046,027	DKK	3,009,919	USD	—		(48)

Bank of Montreal	4/8/2021	20,340,231	HKD	2,616,268	USD	33		—

Bank of Montreal	4/8/2021	422,724	NOK	49,520	USD	1		—

Bank of Montreal	4/8/2021	3,009,919	USD	18,429,888	DKK	97,418		—

Bank of Montreal	4/8/2021	2,616,268	USD	20,295,118	HKD	5,770		—

Bank of Montreal	4/8/2021	49,520	USD	426,478	NOK	—		(440)

Bank of Montreal	5/5/2021	7,192,066	USD	9,441,244	AUD	42		—

Bank of Montreal	5/5/2021	6,305,557	USD	5,929,998	CHF	—		(230)

Bank of Montreal	5/5/2021	2,998,436	USD	18,965,204	DKK	—		(25)

Bank of Montreal	5/5/2021	14,865,078	USD	12,640,781	EUR	—		(545)

Bank of Montreal	5/5/2021	2,738,639	USD	21,290,889	HKD	—		(160)

Bank of Montreal	5/5/2021	90,118	USD	300,529	ILS	—		(29)

Bank of Montreal	5/5/2021	55,259	USD	471,715	NOK	—		(2)

Bank of Montreal	5/5/2021	2,097,079	USD	18,274,269	SEK	—		(54)

Bank of Montreal	5/5/2021	251,143	USD	337,508	SGD	—		(15)

Bank of Montreal	5/6/2021	14,147,888	USD	10,253,482	GBP	—		(282)

Bank of Montreal	5/10/2021	12,268,914	USD	1,355,269,635	JPY	—		(395)

Canadian Imperial Bank of Commerce	4/5/2021	269,924	ILS	80,944	USD	1		—

Canadian Imperial Bank of Commerce	4/5/2021	1,340,993,259	JPY	12,135,444	USD	637		—

Canadian Imperial Bank of Commerce	4/5/2021	80,944	USD	268,051	ILS	561		—

Canadian Imperial Bank of Commerce	4/5/2021	12,135,444	USD	1,292,468,473	JPY	438,516		—

Canadian Imperial Bank of Commerce	4/6/2021	333,629	SGD	248,310	USD	—		(1)

Canadian Imperial Bank of Commerce	4/6/2021	248,310	USD	330,218	SGD	2,541		—

Canadian Imperial Bank of Commerce	4/7/2021	10,336,464	AUD	7,872,768	USD	59		—

Canadian Imperial Bank of Commerce	4/7/2021	5,546,922	CHF	5,893,770	USD	161		—

Canadian Imperial Bank of Commerce	4/7/2021	11,994,298	EUR	14,096,539	USD	644		—

Canadian Imperial Bank of Commerce	4/7/2021	10,198,608	GBP	14,071,019	USD	48		—

Canadian Imperial Bank of Commerce	4/7/2021	17,104,004	SEK	1,962,301	USD	19		—

Canadian Imperial Bank of Commerce	4/7/2021	7,872,768	USD	10,168,251	AUD	128,062		—

Canadian Imperial Bank of Commerce	4/7/2021	5,893,770	USD	5,330,443	CHF	229,860		—

Canadian Imperial Bank of Commerce	4/7/2021	14,096,539	USD	11,604,573	EUR	457,409		—

Canadian Imperial Bank of Commerce	4/7/2021	14,071,019	USD	10,062,371	GBP	187,917		—

Canadian Imperial Bank of Commerce	4/7/2021	1,962,301	USD	16,477,186	SEK	71,895		—

Canadian Imperial Bank of Commerce	4/8/2021	19,046,617	DKK	3,009,919	USD	45		—

Canadian Imperial Bank of Commerce	4/8/2021	20,340,045	HKD	2,616,268	USD	9		—

Canadian Imperial Bank of Commerce	4/8/2021	422,720	NOK	49,520	USD	0	^	—

Canadian Imperial Bank of Commerce	4/8/2021	3,009,919	USD	18,430,547	DKK	97,314		—

Canadian Imperial Bank of Commerce	4/8/2021	2,616,268	USD	20,294,365	HKD	5,867		—

Canadian Imperial Bank of Commerce	4/8/2021	49,520	USD	426,493	NOK	—		(442)

Canadian Imperial Bank of Commerce	5/5/2021	7,192,066	USD	9,441,504	AUD	—		(156)

See Notes to Financial Statements.

WisdomTree Trust	27

Schedule of Investments (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

March 31, 2021

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation

Canadian Imperial Bank of Commerce	5/5/2021	6,305,557	USD	5,930,061	CHF	$—		$(297)

Canadian Imperial Bank of Commerce	5/5/2021	2,998,436	USD	18,965,917	DKK	—		(138)

Canadian Imperial Bank of Commerce	5/5/2021	14,865,078	USD	12,641,232	EUR	—		(1,076)

Canadian Imperial Bank of Commerce	5/5/2021	2,738,639	USD	21,290,070	HKD	—		(55)

Canadian Imperial Bank of Commerce	5/5/2021	90,118	USD	300,460	ILS	—		(8)

Canadian Imperial Bank of Commerce	5/5/2021	55,259	USD	471,712	NOK	—		(2)

Canadian Imperial Bank of Commerce	5/5/2021	2,097,079	USD	18,274,303	SEK	—		(58)

Canadian Imperial Bank of Commerce	5/5/2021	251,143	USD	337,491	SGD	—		(2)

Canadian Imperial Bank of Commerce	5/6/2021	14,147,888	USD	10,253,356	GBP	—		(107)

Canadian Imperial Bank of Commerce	5/10/2021	12,268,914	USD	1,355,349,383	JPY	—		(1,116)

Citibank N.A.	4/5/2021	269,913	ILS	80,944	USD	—		(3)

Citibank N.A.	4/5/2021	1,340,920,447	JPY	12,135,444	USD	—		(22)

Citibank N.A.	4/5/2021	80,944	USD	268,014	ILS	572		—

Citibank N.A.	4/5/2021	12,135,444	USD	1,292,404,155	JPY	439,098		—

Citibank N.A.	4/6/2021	333,620	SGD	248,310	USD	—		(8)

Citibank N.A.	4/6/2021	248,310	USD	330,226	SGD	2,534		—

Citibank N.A.	4/7/2021	10,336,044	AUD	7,872,768	USD	—		(261)

Citibank N.A.	4/7/2021	5,546,821	CHF	5,893,770	USD	55		—

Citibank N.A.	4/7/2021	11,993,768	EUR	14,096,539	USD	21		—

Citibank N.A.	4/7/2021	10,198,667	GBP	14,071,019	USD	130		—

Citibank N.A.	4/7/2021	17,103,967	SEK	1,962,301	USD	15		—

Citibank N.A.	4/7/2021	7,872,768	USD	10,168,014	AUD	128,242		—

Citibank N.A.	4/7/2021	5,893,770	USD	5,330,243	CHF	230,073		—

Citibank N.A.	4/7/2021	14,096,539	USD	11,604,220	EUR	457,824		—

Citibank N.A.	4/7/2021	14,071,019	USD	10,062,429	GBP	187,838		—

Citibank N.A.	4/7/2021	1,962,301	USD	16,477,296	SEK	71,882		—

Citibank N.A.	4/8/2021	19,046,123	DKK	3,009,919	USD	—		(33)

Citibank N.A.	4/8/2021	20,339,406	HKD	2,616,268	USD	—		(73)

Citibank N.A.	4/8/2021	422,721	NOK	49,520	USD	0	^	—

Citibank N.A.	4/8/2021	3,009,919	USD	18,429,909	DKK	97,414		—

Citibank N.A.	4/8/2021	2,616,268	USD	20,296,154	HKD	5,637		—

Citibank N.A.	4/8/2021	49,520	USD	426,473	NOK	—		(440)

Citibank N.A.	5/5/2021	7,192,066	USD	9,441,368	AUD	—		(52)

Citibank N.A.	5/5/2021	6,305,557	USD	5,929,941	CHF	—		(170)

Citibank N.A.	5/5/2021	2,998,436	USD	18,966,142	DKK	—		(173)

Citibank N.A.	5/5/2021	14,865,078	USD	12,640,888	EUR	—		(671)

Citibank N.A.	5/5/2021	2,738,639	USD	21,289,730	HKD	—		(11)

Citibank N.A.	5/5/2021	90,118	USD	300,438	ILS	—		(2)

Citibank N.A.	5/5/2021	55,259	USD	471,710	NOK	—		(1)

Citibank N.A.	5/5/2021	2,097,079	USD	18,274,466	SEK	—		(76)

Citibank N.A.	5/5/2021	251,143	USD	337,485	SGD	2		—

Citibank N.A.	5/6/2021	14,147,888	USD	10,253,512	GBP	—		(323)

Citibank N.A.	5/10/2021	12,268,914	USD	1,355,294,173	JPY	—		(617)

Commonwealth Bank of Australia	4/5/2021	269,924	ILS	80,944	USD	1		—

Commonwealth Bank of Australia	4/5/2021	1,341,006,608	JPY	12,135,444	USD	758		—

Commonwealth Bank of Australia	4/6/2021	333,629	SGD	248,310	USD	—		(1)

Commonwealth Bank of Australia	4/7/2021	10,336,464	AUD	7,872,768	USD	59		—

Commonwealth Bank of Australia	4/7/2021	5,546,922	CHF	5,893,770	USD	161		—

Commonwealth Bank of Australia	4/7/2021	11,994,349	EUR	14,096,539	USD	704		—

Commonwealth Bank of Australia	4/7/2021	10,198,608	GBP	14,071,019	USD	48		—

See Notes to Financial Statements.

28	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

March 31, 2021

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation

Commonwealth Bank of Australia	4/7/2021	17,104,004	SEK	1,962,301	USD	$19		$—

Commonwealth Bank of Australia	4/8/2021	19,046,617	DKK	3,009,919	USD	45		—

Commonwealth Bank of Australia	4/8/2021	20,340,045	HKD	2,616,268	USD	9		—

Commonwealth Bank of Australia	4/8/2021	422,720	NOK	49,520	USD	0	^	—

Commonwealth Bank of Australia	5/5/2021	7,192,066	USD	9,441,504	AUD	—		(156)

Commonwealth Bank of Australia	5/5/2021	6,305,557	USD	5,930,061	CHF	—		(297)

Commonwealth Bank of Australia	5/5/2021	2,998,436	USD	18,965,857	DKK	—		(128)

Commonwealth Bank of Australia	5/5/2021	14,865,078	USD	12,641,200	EUR	—		(1,038)

Commonwealth Bank of Australia	5/5/2021	2,738,639	USD	21,290,043	HKD	—		(51)

Commonwealth Bank of Australia	5/5/2021	90,118	USD	300,444	ILS	—		(4)

Commonwealth Bank of Australia	5/5/2021	55,259	USD	471,712	NOK	—		(1)

Commonwealth Bank of Australia	5/5/2021	2,097,079	USD	18,274,156	SEK	—		(41)

Commonwealth Bank of Australia	5/5/2021	251,143	USD	337,491	SGD	—		(2)

Commonwealth Bank of Australia	5/6/2021	14,147,888	USD	10,253,356	GBP	—		(107)

Commonwealth Bank of Australia	5/10/2021	12,268,914	USD	1,355,342,022	JPY	—		(1,050)

Credit Suisse International	4/5/2021	269,929	ILS	80,944	USD	2		—

Credit Suisse International	4/5/2021	1,340,893,749	JPY	12,135,444	USD	—		(264)

Credit Suisse International	4/5/2021	80,944	USD	268,025	ILS	569		—

Credit Suisse International	4/5/2021	12,135,444	USD	1,292,518,228	JPY	438,065		—

Credit Suisse International	4/6/2021	333,634	SGD	248,310	USD	2		—

Credit Suisse International	4/6/2021	248,310	USD	330,244	SGD	2,521		—

Credit Suisse International	4/7/2021	10,335,528	AUD	7,872,768	USD	—		(654)

Credit Suisse International	4/7/2021	5,546,592	CHF	5,893,770	USD	—		(190)

Credit Suisse International	4/7/2021	11,993,727	EUR	14,096,539	USD	—		(27)

Credit Suisse International	4/7/2021	10,198,489	GBP	14,071,019	USD	—		(115)

Credit Suisse International	4/7/2021	17,104,138	SEK	1,962,301	USD	35		—

Credit Suisse International	4/7/2021	7,872,768	USD	10,169,025	AUD	127,472		—

Credit Suisse International	4/7/2021	5,893,770	USD	5,330,485	CHF	229,816		—

Credit Suisse International	4/7/2021	14,096,539	USD	11,604,602	EUR	457,375		—

Credit Suisse International	4/7/2021	14,071,019	USD	10,063,199	GBP	186,775		—

Credit Suisse International	4/7/2021	1,962,301	USD	16,477,854	SEK	71,818		—

Credit Suisse International	4/8/2021	19,045,539	DKK	3,009,919	USD	—		(125)

Credit Suisse International	4/8/2021	20,340,801	HKD	2,616,268	USD	106		—

Credit Suisse International	4/8/2021	422,726	NOK	49,520	USD	1		—

Credit Suisse International	4/8/2021	3,009,919	USD	18,429,725	DKK	97,443		—

Credit Suisse International	4/8/2021	2,616,268	USD	20,295,275	HKD	5,750		—

Credit Suisse International	4/8/2021	49,520	USD	426,475	NOK	—		(440)

Credit Suisse International	5/5/2021	7,192,066	USD	9,441,765	AUD	—		(354)

Credit Suisse International	5/5/2021	6,305,557	USD	5,930,212	CHF	—		(458)

Credit Suisse International	5/5/2021	2,998,436	USD	18,965,683	DKK	—		(101)

Credit Suisse International	5/5/2021	14,865,078	USD	12,641,759	EUR	—		(1,695)

Credit Suisse International	5/5/2021	2,738,639	USD	21,291,108	HKD	—		(188)

Credit Suisse International	5/5/2021	90,118	USD	300,468	ILS	—		(11)

Credit Suisse International	5/5/2021	55,259	USD	471,721	NOK	—		(3)

Credit Suisse International	5/5/2021	2,097,079	USD	18,274,823	SEK	—		(117)

Credit Suisse International	5/5/2021	251,143	USD	337,528	SGD	—		(29)

Credit Suisse International	5/6/2021	14,147,888	USD	10,253,980	GBP	—		(969)

Credit Suisse International	5/10/2021	12,268,914	USD	1,355,381,282	JPY	—		(1,405)

Goldman Sachs	4/5/2021	269,928	ILS	80,944	USD	2		—

Goldman Sachs	4/5/2021	1,340,949,572	JPY	12,135,444	USD	242		—

See Notes to Financial Statements.

WisdomTree Trust	29

Schedule of Investments (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

March 31, 2021

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation

Goldman Sachs	4/5/2021	80,944	USD	268,018	ILS	$571		$—

Goldman Sachs	4/5/2021	12,135,444	USD	1,292,419,931	JPY	438,955		—

Goldman Sachs	4/6/2021	333,637	SGD	248,310	USD	4		—

Goldman Sachs	4/6/2021	248,310	USD	330,233	SGD	2,529		—

Goldman Sachs	4/7/2021	10,336,234	AUD	7,872,768	USD	—		(117)

Goldman Sachs	4/7/2021	5,546,851	CHF	5,893,770	USD	86		—

Goldman Sachs	4/7/2021	11,993,982	EUR	14,096,539	USD	272		—

Goldman Sachs	4/7/2021	10,198,770	GBP	14,071,019	USD	273		—

Goldman Sachs	4/7/2021	17,104,108	SEK	1,962,301	USD	31		—

Goldman Sachs	4/7/2021	7,872,768	USD	10,167,857	AUD	128,362		—

Goldman Sachs	4/7/2021	5,893,770	USD	5,330,178	CHF	230,142		—

Goldman Sachs	4/7/2021	14,096,539	USD	11,604,114	EUR	457,948		—

Goldman Sachs	4/7/2021	14,071,019	USD	10,062,429	GBP	187,838		—

Goldman Sachs	4/7/2021	1,962,301	USD	16,477,228	SEK	71,890		—

Goldman Sachs	4/8/2021	19,046,051	DKK	3,009,919	USD	—		(45)

Goldman Sachs	4/8/2021	20,340,382	HKD	2,616,268	USD	52		—

Goldman Sachs	4/8/2021	422,726	NOK	49,520	USD	1		—

Goldman Sachs	4/8/2021	3,009,919	USD	18,429,647	DKK	97,456		—

Goldman Sachs	4/8/2021	2,616,268	USD	20,295,288	HKD	5,748		—

Goldman Sachs	4/8/2021	49,520	USD	426,467	NOK	—		(439)

Goldman Sachs	5/5/2021	7,192,066	USD	9,441,244	AUD	42		—

Goldman Sachs	5/5/2021	6,305,557	USD	5,929,929	CHF	—		(157)

Goldman Sachs	5/5/2021	2,998,436	USD	18,965,378	DKK	—		(52)

Goldman Sachs	5/5/2021	14,865,078	USD	12,640,673	EUR	—		(418)

Goldman Sachs	5/5/2021	2,738,639	USD	21,291,919	HKD	—		(293)

Goldman Sachs	5/5/2021	90,118	USD	300,446	ILS	—		(4)

Goldman Sachs	5/5/2021	55,259	USD	471,713	NOK	—		(2)

Goldman Sachs	5/5/2021	2,097,079	USD	18,274,271	SEK	—		(54)

Goldman Sachs	5/5/2021	251,143	USD	337,503	SGD	—		(11)

Goldman Sachs	5/6/2021	14,147,888	USD	10,253,549	GBP	—		(374)

Goldman Sachs	5/10/2021	12,268,914	USD	1,355,257,366	JPY	—		(283)

HSBC Holdings PLC	4/5/2021	269,915	ILS	80,944	USD	—		(2)

HSBC Holdings PLC	4/5/2021	1,340,939,864	JPY	12,135,444	USD	154		—

HSBC Holdings PLC	4/5/2021	80,944	USD	268,016	ILS	572		—

HSBC Holdings PLC	4/5/2021	12,135,444	USD	1,292,425,999	JPY	438,900		—

HSBC Holdings PLC	4/6/2021	333,631	SGD	248,310	USD	—		(0)^

HSBC Holdings PLC	4/6/2021	248,310	USD	330,220	SGD	2,539		—

HSBC Holdings PLC	4/7/2021	10,336,193	AUD	7,872,768	USD	—		(148)

HSBC Holdings PLC	4/7/2021	5,546,816	CHF	5,893,770	USD	48		—

HSBC Holdings PLC	4/7/2021	11,993,880	EUR	14,096,539	USD	153		—

HSBC Holdings PLC	4/7/2021	10,198,719	GBP	14,071,019	USD	201		—

HSBC Holdings PLC	4/7/2021	17,104,024	SEK	1,962,301	USD	22		—

HSBC Holdings PLC	4/7/2021	7,872,768	USD	10,167,830	AUD	128,382		—

HSBC Holdings PLC	4/7/2021	5,893,770	USD	5,330,196	CHF	230,123		—

HSBC Holdings PLC	4/7/2021	14,096,539	USD	11,604,086	EUR	457,982		—

HSBC Holdings PLC	4/7/2021	14,071,019	USD	10,062,350	GBP	187,947		—

HSBC Holdings PLC	4/7/2021	1,962,301	USD	16,477,222	SEK	71,891		—

HSBC Holdings PLC	4/8/2021	19,045,880	DKK	3,009,919	USD	—		(72)

HSBC Holdings PLC	4/8/2021	20,340,202	HKD	2,616,268	USD	29		—

HSBC Holdings PLC	4/8/2021	422,723	NOK	49,520	USD	0	^	—

See Notes to Financial Statements.

30	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

March 31, 2021

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation

HSBC Holdings PLC	4/8/2021	3,009,919	USD	18,429,454	DKK	$97,486		$—

HSBC Holdings PLC	4/8/2021	2,616,268	USD	20,294,302	HKD	5,875		—

HSBC Holdings PLC	4/8/2021	49,520	USD	426,472	NOK	—		(440)

HSBC Holdings PLC	5/5/2021	7,192,066	USD	9,441,319	AUD	—		(14)

HSBC Holdings PLC	5/5/2021	6,305,557	USD	5,930,030	CHF	—		(264)

HSBC Holdings PLC	5/5/2021	2,998,436	USD	18,965,737	DKK	—		(109)

HSBC Holdings PLC	5/5/2021	14,865,078	USD	12,640,749	EUR	—		(507)

HSBC Holdings PLC	5/5/2021	2,738,639	USD	21,290,180	HKD	—		(69)

HSBC Holdings PLC	5/5/2021	90,118	USD	300,485	ILS	—		(16)

HSBC Holdings PLC	5/5/2021	55,259	USD	471,711	NOK	—		(1)

HSBC Holdings PLC	5/5/2021	2,097,079	USD	18,274,240	SEK	—		(50)

HSBC Holdings PLC	5/5/2021	251,143	USD	337,499	SGD	—		(8)

HSBC Holdings PLC	5/6/2021	14,147,888	USD	10,253,579	GBP	—		(415)

HSBC Holdings PLC	5/10/2021	12,268,914	USD	1,355,291,719	JPY	—		(594)

JP Morgan Chase Bank N.A.	4/5/2021	269,928	ILS	80,944	USD	2		—

JP Morgan Chase Bank N.A.	4/5/2021	1,340,948,358	JPY	12,135,444	USD	231		—

JP Morgan Chase Bank N.A.	4/5/2021	80,944	USD	268,022	ILS	570		—

JP Morgan Chase Bank N.A.	4/5/2021	12,135,444	USD	1,292,444,202	JPY	438,735		—

JP Morgan Chase Bank N.A.	4/6/2021	333,635	SGD	248,310	USD	3		—

JP Morgan Chase Bank N.A.	4/6/2021	248,310	USD	330,221	SGD	2,538		—

JP Morgan Chase Bank N.A.	4/7/2021	10,336,179	AUD	7,872,768	USD	—		(158)

JP Morgan Chase Bank N.A.	4/7/2021	5,546,880	CHF	5,893,770	USD	117		—

JP Morgan Chase Bank N.A.	4/7/2021	11,993,962	EUR	14,096,539	USD	248		—

JP Morgan Chase Bank N.A.	4/7/2021	10,198,379	GBP	14,071,019	USD	—		(268)

JP Morgan Chase Bank N.A.	4/7/2021	17,104,153	SEK	1,962,301	USD	36		—

JP Morgan Chase Bank N.A.	4/7/2021	7,872,768	USD	10,167,791	AUD	128,412		—

JP Morgan Chase Bank N.A.	4/7/2021	5,893,770	USD	5,330,137	CHF	230,185		—

JP Morgan Chase Bank N.A.	4/7/2021	14,096,539	USD	11,604,296	EUR	457,735		—

JP Morgan Chase Bank N.A.	4/7/2021	14,071,019	USD	10,061,767	GBP	188,751		—

JP Morgan Chase Bank N.A.	4/7/2021	1,962,301	USD	16,476,974	SEK	71,919		—

JP Morgan Chase Bank N.A.	4/8/2021	19,045,654	DKK	3,009,919	USD	—		(107)

JP Morgan Chase Bank N.A.	4/8/2021	20,340,249	HKD	2,616,268	USD	35		—

JP Morgan Chase Bank N.A.	4/8/2021	422,717	NOK	49,520	USD	—		(0)^

JP Morgan Chase Bank N.A.	4/8/2021	3,009,919	USD	18,429,400	DKK	97,495		—

JP Morgan Chase Bank N.A.	4/8/2021	2,616,268	USD	20,294,553	HKD	5,843		—

JP Morgan Chase Bank N.A.	4/8/2021	49,520	USD	426,467	NOK	—		(439)

JP Morgan Chase Bank N.A.	5/5/2021	7,192,066	USD	9,441,281	AUD	14		—

JP Morgan Chase Bank N.A.	5/5/2021	6,305,557	USD	5,929,929	CHF	—		(157)

JP Morgan Chase Bank N.A.	5/5/2021	2,998,436	USD	18,964,916	DKK	21		—

JP Morgan Chase Bank N.A.	5/5/2021	14,865,078	USD	12,640,899	EUR	—		(684)

JP Morgan Chase Bank N.A.	5/5/2021	2,738,639	USD	21,290,147	HKD	—		(65)

JP Morgan Chase Bank N.A.	5/5/2021	90,118	USD	300,446	ILS	—		(4)

JP Morgan Chase Bank N.A.	5/5/2021	55,259	USD	471,697	NOK	0	^	—

JP Morgan Chase Bank N.A.	5/5/2021	2,097,079	USD	18,274,288	SEK	—		(56)

JP Morgan Chase Bank N.A.	5/5/2021	251,143	USD	337,496	SGD	—		(6)

JP Morgan Chase Bank N.A.	5/6/2021	14,147,888	USD	10,252,955	GBP	446		—

JP Morgan Chase Bank N.A.	5/10/2021	12,268,914	USD	1,355,297,853	JPY	—		(650)

Morgan Stanley & Co. International	4/5/2021	269,930	ILS	80,944	USD	3		—

Morgan Stanley & Co. International	4/5/2021	1,340,951,999	JPY	12,135,444	USD	264		—

Morgan Stanley & Co. International	4/5/2021	80,944	USD	268,006	ILS	575		—

See Notes to Financial Statements.

WisdomTree Trust	31

Schedule of Investments (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

March 31, 2021

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Morgan Stanley & Co. International	4/5/2021	12,135,444	USD	1,292,487,890	JPY	$438,340	$—

Morgan Stanley & Co. International	4/6/2021	333,654	SGD	248,310	USD	17	—

Morgan Stanley & Co. International	4/6/2021	248,310	USD	330,245	SGD	2,520	—

Morgan Stanley & Co. International	4/7/2021	10,335,650	AUD	7,872,768	USD	—	(561)

Morgan Stanley & Co. International	4/7/2021	5,547,040	CHF	5,893,770	USD	286	—

Morgan Stanley & Co. International	4/7/2021	11,993,992	EUR	14,096,539	USD	284	—

Morgan Stanley & Co. International	4/7/2021	10,197,795	GBP	14,071,019	USD	—	(1,073)

Morgan Stanley & Co. International	4/7/2021	17,104,456	SEK	1,962,301	USD	71	—

Morgan Stanley & Co. International	4/7/2021	7,872,768	USD	10,169,039	AUD	127,462	—

Morgan Stanley & Co. International	4/7/2021	5,893,770	USD	5,329,677	CHF	230,674	—

Morgan Stanley & Co. International	4/7/2021	14,096,539	USD	11,605,051	EUR	456,848	—

Morgan Stanley & Co. International	4/7/2021	14,071,019	USD	10,062,012	GBP	188,414	—

Morgan Stanley & Co. International	4/7/2021	1,962,301	USD	16,477,500	SEK	71,859	—

Morgan Stanley & Co. International	4/8/2021	19,045,563	DKK	3,009,919	USD	—	(122)

Morgan Stanley & Co. International	4/8/2021	20,340,620	HKD	2,616,268	USD	83	—

Morgan Stanley & Co. International	4/8/2021	422,732	NOK	49,520	USD	1	—

Morgan Stanley & Co. International	4/8/2021	3,009,919	USD	18,428,711	DKK	97,604	—

Morgan Stanley & Co. International	4/8/2021	2,616,268	USD	20,294,783	HKD	5,813	—

Morgan Stanley & Co. International	4/8/2021	49,520	USD	426,462	NOK	—	(438)

Morgan Stanley & Co. International	5/5/2021	7,192,066	USD	9,440,761	AUD	410	—

Morgan Stanley & Co. International	5/5/2021	6,305,557	USD	5,930,187	CHF	—	(431)

Morgan Stanley & Co. International	5/5/2021	2,998,436	USD	18,964,748	DKK	47	—

Morgan Stanley & Co. International	5/5/2021	14,865,078	USD	12,640,910	EUR	—	(696)

Morgan Stanley & Co. International	5/5/2021	2,738,639	USD	21,290,645	HKD	—	(129)

Morgan Stanley & Co. International	5/5/2021	90,118	USD	300,445	ILS	—	(4)

Morgan Stanley & Co. International	5/5/2021	55,259	USD	471,720	NOK	—	(2)

Morgan Stanley & Co. International	5/5/2021	2,097,079	USD	18,274,785	SEK	—	(113)

Morgan Stanley & Co. International	5/5/2021	251,143	USD	337,524	SGD	—	(26)

Morgan Stanley & Co. International	5/6/2021	14,147,888	USD	10,252,613	GBP	918	—

Morgan Stanley & Co. International	5/10/2021	12,268,914	USD	1,355,283,131	JPY	—	(517)

Royal Bank of Canada	4/5/2021	347,062	ILS	104,078	USD	—	(1)

Royal Bank of Canada	4/5/2021	1,724,034,131	JPY	15,602,726	USD	—	(99)

Royal Bank of Canada	4/5/2021	80,944	USD	268,035	ILS	566	—

Royal Bank of Canada	4/5/2021	104,078	USD	344,640	ILS	728	—

Royal Bank of Canada	4/5/2021	15,602,726	USD	1,661,657,553	JPY	564,611	—

Royal Bank of Canada	4/5/2021	12,135,444	USD	1,292,399,301	JPY	439,142	—

Royal Bank of Canada	4/6/2021	428,966	SGD	319,267	USD	—	(2)

Royal Bank of Canada	4/6/2021	248,310	USD	330,215	SGD	2,542	—

Royal Bank of Canada	4/6/2021	319,267	USD	424,577	SGD	3,269	—

Royal Bank of Canada	4/7/2021	13,289,610	AUD	10,122,138	USD	—	(30)

Royal Bank of Canada	4/7/2021	7,131,572	CHF	7,577,718	USD	—	(2)

Royal Bank of Canada	4/7/2021	15,420,522	EUR	18,124,125	USD	—	(20)

Royal Bank of Canada	4/7/2021	13,112,484	GBP	18,091,321	USD	36	—

Royal Bank of Canada	4/7/2021	21,990,534	SEK	2,522,967	USD	—	(22)

Royal Bank of Canada	4/7/2021	7,872,768	USD	10,167,988	AUD	128,262	—

Royal Bank of Canada	4/7/2021	10,122,138	USD	13,073,137	AUD	164,908	—

Royal Bank of Canada	4/7/2021	7,577,718	USD	6,853,197	CHF	295,792	—

Royal Bank of Canada	4/7/2021	5,893,770	USD	5,330,255	CHF	230,060	—

Royal Bank of Canada	4/7/2021	18,124,125	USD	14,919,554	EUR	588,819	—

Royal Bank of Canada	4/7/2021	14,096,539	USD	11,604,095	EUR	457,970	—

See Notes to Financial Statements.

32	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

March 31, 2021

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Royal Bank of Canada	4/7/2021	14,071,019	USD	10,062,371	GBP	$187,917	$—

Royal Bank of Canada	4/7/2021	18,091,321	USD	12,937,343	GBP	241,608	—

Royal Bank of Canada	4/7/2021	1,962,301	USD	16,476,835	SEK	71,935	—

Royal Bank of Canada	4/7/2021	2,522,967	USD	21,184,574	SEK	92,488	—

Royal Bank of Canada	4/8/2021	24,488,026	DKK	3,869,909	USD	—	(32)

Royal Bank of Canada	4/8/2021	26,151,302	HKD	3,363,781	USD	—	(20)

Royal Bank of Canada	4/8/2021	543,606	NOK	63,682	USD	—	(1)

Royal Bank of Canada	4/8/2021	3,869,909	USD	23,695,646	DKK	125,252	—

Royal Bank of Canada	4/8/2021	3,009,919	USD	18,429,885	DKK	97,418	—

Royal Bank of Canada	4/8/2021	3,363,781	USD	26,092,348	HKD	7,603	—

Royal Bank of Canada	4/8/2021	2,616,268	USD	20,294,001	HKD	5,914	—

Royal Bank of Canada	4/8/2021	49,520	USD	426,484	NOK	—	(441)

Royal Bank of Canada	4/8/2021	63,682	USD	548,452	NOK	—	(567)

Royal Bank of Canada	5/5/2021	9,246,952	USD	12,138,915	AUD	—	(67)

Royal Bank of Canada	5/5/2021	8,107,152	USD	7,624,087	CHF	—	(81)

Royal Bank of Canada	5/5/2021	3,855,141	USD	24,384,742	DKK	—	(166)

Royal Bank of Canada	5/5/2021	19,112,247	USD	16,252,325	EUR	—	(570)

Royal Bank of Canada	5/5/2021	3,521,116	USD	27,372,952	HKD	—	(62)

Royal Bank of Canada	5/5/2021	115,874	USD	386,340	ILS	—	(13)

Royal Bank of Canada	5/5/2021	71,053	USD	606,542	NOK	—	(3)

Royal Bank of Canada	5/5/2021	2,696,245	USD	23,495,268	SEK	—	(43)

Royal Bank of Canada	5/5/2021	322,910	USD	433,940	SGD	—	(8)

Royal Bank of Canada	5/6/2021	18,190,147	USD	13,182,899	GBP	—	(151)

Royal Bank of Canada	5/10/2021	15,774,332	USD	1,742,492,655	JPY	—	(522)

Societe Generale	4/5/2021	269,928	ILS	80,944	USD	2	—

Societe Generale	4/5/2021	1,340,990,832	JPY	12,135,444	USD	615	—

Societe Generale	4/5/2021	80,944	USD	268,039	ILS	565	—

Societe Generale	4/5/2021	12,135,444	USD	1,292,485,463	JPY	438,362	—

Societe Generale	4/6/2021	333,632	SGD	248,310	USD	1	—

Societe Generale	4/6/2021	248,310	USD	330,213	SGD	2,544	—

Societe Generale	4/7/2021	10,336,057	AUD	7,872,768	USD	—	(251)

Societe Generale	4/7/2021	5,546,922	CHF	5,893,770	USD	161	—

Societe Generale	4/7/2021	11,994,043	EUR	14,096,539	USD	344	—

Societe Generale	4/7/2021	10,198,593	GBP	14,071,019	USD	28	—

Societe Generale	4/7/2021	17,104,730	SEK	1,962,301	USD	103	—

Societe Generale	4/7/2021	7,872,768	USD	10,168,119	AUD	128,162	—

Societe Generale	4/7/2021	5,893,770	USD	5,330,208	CHF	230,110	—

Societe Generale	4/7/2021	14,096,539	USD	11,604,286	EUR	457,746	—

Societe Generale	4/7/2021	14,071,019	USD	10,062,228	GBP	188,116	—

Societe Generale	4/7/2021	1,962,301	USD	16,476,794	SEK	71,940	—

Societe Generale	4/8/2021	19,046,647	DKK	3,009,919	USD	50	—

Societe Generale	4/8/2021	20,340,516	HKD	2,616,268	USD	69	—

Societe Generale	4/8/2021	422,092	NOK	49,520	USD	—	(73)

Societe Generale	4/8/2021	3,009,919	USD	18,427,928	DKK	97,727	—

Societe Generale	4/8/2021	2,616,268	USD	20,294,155	HKD	5,894	—

Societe Generale	4/8/2021	49,520	USD	426,473	NOK	—	(440)

Societe Generale	5/5/2021	7,192,066	USD	9,441,257	AUD	33	—

Societe Generale	5/5/2021	6,305,557	USD	5,929,998	CHF	—	(230)

Societe Generale	5/5/2021	2,998,436	USD	18,966,157	DKK	—	(175)

Societe Generale	5/5/2021	14,865,078	USD	12,641,071	EUR	—	(886)

See Notes to Financial Statements.

WisdomTree Trust	33

Schedule of Investments (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

March 31, 2021

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Societe Generale	5/5/2021	2,738,639	USD	21,290,618	HKD	$—	$(125)

Societe Generale	5/5/2021	90,118	USD	300,450	ILS	—	(5)

Societe Generale	5/5/2021	55,259	USD	471,004	NOK	81	—

Societe Generale	5/5/2021	2,097,079	USD	18,274,806	SEK	—	(115)

Societe Generale	5/5/2021	251,143	USD	337,491	SGD	—	(2)

Societe Generale	5/6/2021	14,147,888	USD	10,253,504	GBP	—	(312)

Societe Generale	5/10/2021	12,268,914	USD	1,355,322,391	JPY	—	(872)

Standard Chartered Bank	4/5/2021	269,920	ILS	80,944	USD	—	(1)

Standard Chartered Bank	4/5/2021	1,340,905,884	JPY	12,135,444	USD	—	(154)

Standard Chartered Bank	4/5/2021	80,944	USD	268,037	ILS	565	—

Standard Chartered Bank	4/5/2021	12,135,444	USD	1,292,546,140	JPY	437,813	—

Standard Chartered Bank	4/6/2021	333,629	SGD	248,310	USD	—	(2)

Standard Chartered Bank	4/6/2021	248,310	USD	330,216	SGD	2,541	—

Standard Chartered Bank	4/7/2021	10,335,691	AUD	7,872,768	USD	—	(530)

Standard Chartered Bank	4/7/2021	5,546,763	CHF	5,893,770	USD	—	(8)

Standard Chartered Bank	4/7/2021	11,993,482	EUR	14,096,539	USD	—	(315)

Standard Chartered Bank	4/7/2021	10,198,194	GBP	14,071,019	USD	—	(523)

Standard Chartered Bank	4/7/2021	17,103,781	SEK	1,962,301	USD	—	(6)

Standard Chartered Bank	4/7/2021	7,872,768	USD	10,167,646	AUD	128,522	—

Standard Chartered Bank	4/7/2021	5,893,770	USD	5,330,249	CHF	230,066	—

Standard Chartered Bank	4/7/2021	14,096,539	USD	11,604,745	EUR	457,207	—

Standard Chartered Bank	4/7/2021	14,071,019	USD	10,062,163	GBP	188,205	—

Standard Chartered Bank	4/7/2021	1,962,301	USD	16,477,088	SEK	71,906	—

Standard Chartered Bank	4/8/2021	19,046,235	DKK	3,009,919	USD	—	(16)

Standard Chartered Bank	4/8/2021	20,339,940	HKD	2,616,268	USD	—	(5)

Standard Chartered Bank	4/8/2021	422,718	NOK	49,520	USD	—	(0)^

Standard Chartered Bank	4/8/2021	3,009,919	USD	18,430,487	DKK	97,323	—

Standard Chartered Bank	4/8/2021	2,616,268	USD	20,293,980	HKD	5,916	—

Standard Chartered Bank	4/8/2021	49,520	USD	426,478	NOK	—	(440)

Standard Chartered Bank	5/5/2021	7,192,066	USD	9,441,988	AUD	—	(524)

Standard Chartered Bank	5/5/2021	6,305,557	USD	5,929,828	CHF	—	(49)

Standard Chartered Bank	5/5/2021	2,998,436	USD	18,966,187	DKK	—	(180)

Standard Chartered Bank	5/5/2021	14,865,078	USD	12,641,673	EUR	—	(1,594)

Standard Chartered Bank	5/5/2021	2,738,639	USD	21,289,865	HKD	—	(28)

Standard Chartered Bank	5/5/2021	90,118	USD	300,446	ILS	—	(4)

Standard Chartered Bank	5/5/2021	55,259	USD	471,706	NOK	—	(1)

Standard Chartered Bank	5/5/2021	2,097,079	USD	18,274,083	SEK	—	(32)

Standard Chartered Bank	5/5/2021	251,143	USD	337,503	SGD	—	(11)

Standard Chartered Bank	5/6/2021	14,147,888	USD	10,253,683	GBP	—	(559)

Standard Chartered Bank	5/10/2021	12,268,914	USD	1,355,402,139	JPY	—	(1,594)

UBS AG	4/5/2021	269,919	ILS	80,944	USD	—	(1)

UBS AG	4/5/2021	1,340,911,952	JPY	12,135,444	USD	—	(99)

UBS AG	4/5/2021	80,944	USD	268,101	ILS	546	—

UBS AG	4/5/2021	12,135,444	USD	1,292,424,786	JPY	438,911	—

UBS AG	4/6/2021	333,634	SGD	248,310	USD	2	—

UBS AG	4/6/2021	248,310	USD	330,285	SGD	2,491	—

UBS AG	4/7/2021	10,336,261	AUD	7,872,768	USD	—	(96)

UBS AG	4/7/2021	5,546,739	CHF	5,893,770	USD	—	(33)

UBS AG	4/7/2021	11,993,706	EUR	14,096,539	USD	—	(51)

UBS AG	4/7/2021	10,198,667	GBP	14,071,019	USD	130	—

See Notes to Financial Statements.

34	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

March 31, 2021

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation

UBS AG	4/7/2021	17,103,971	SEK	1,962,301	USD	$15		$—

UBS AG	4/7/2021	7,872,768	USD	10,167,857	AUD	128,362		—

UBS AG	4/7/2021	5,893,770	USD	5,330,502	CHF	229,797		—

UBS AG	4/7/2021	14,096,539	USD	11,604,334	EUR	457,690		—

UBS AG	4/7/2021	14,071,019	USD	10,062,443	GBP	187,818		—

UBS AG	4/7/2021	1,962,301	USD	16,477,304	SEK	71,881		—

UBS AG	4/8/2021	19,046,138	DKK	3,009,919	USD	—		(31)

UBS AG	4/8/2021	20,340,121	HKD	2,616,268	USD	18		—

UBS AG	4/8/2021	422,723	NOK	49,520	USD	0	^	—

UBS AG	4/8/2021	3,009,919	USD	18,431,058	DKK	97,233		—

UBS AG	4/8/2021	2,616,268	USD	20,294,443	HKD	5,857		—

UBS AG	4/8/2021	49,520	USD	426,499	NOK	—		(443)

UBS AG	5/5/2021	7,192,066	USD	9,441,294	AUD	4		—

UBS AG	5/5/2021	6,305,557	USD	5,930,118	CHF	—		(358)

UBS AG	5/5/2021	2,998,436	USD	18,965,653	DKK	—		(96)

UBS AG	5/5/2021	14,865,078	USD	12,640,931	EUR	—		(722)

UBS AG	5/5/2021	2,738,639	USD	21,290,267	HKD	—		(80)

UBS AG	5/5/2021	90,118	USD	300,503	ILS	—		(21)

UBS AG	5/5/2021	55,259	USD	471,706	NOK	—		(1)

UBS AG	5/5/2021	2,097,079	USD	18,274,213	SEK	—		(47)

UBS AG	5/5/2021	251,143	USD	337,495	SGD	—		(5)

UBS AG	5/6/2021	14,147,888	USD	10,253,475	GBP	—		(271)
UBS AG	5/10/2021	12,268,914	USD	1,355,299,080	JPY	—		(661)
						$23,168,001		$(50,265)

^	Amount represents less than $1.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$886,677,822	$—	$—	$886,677,822
Exchange-Traded Fund	1,615,390	—	—	1,615,390
Investment of Cash Collateral for Securities Loaned	—	13,942,780	—	13,942,780
Total Investments in Securities	$888,293,212	$13,942,780	$—	$902,235,992
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$23,168,001	$—	$23,168,001
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(50,265)	$—	$(50,265)
Total – Net	$888,293,212	$37,060,516	$—	$925,353,728

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	35

Schedule of Investments

WisdomTree Japan Hedged Equity Fund (DXJ)

March 31, 2021

Investments	Shares	Value

COMMON STOCKS – 98.4%

Japan – 98.4%

Air Freight & Logistics – 0.1%

Kintetsu World Express, Inc.	23,200	$603,200

Mitsui-Soko Holdings Co., Ltd.	14,700	288,413

Total Air Freight & Logistics		891,613

Auto Components – 4.8%

Aisin Seiki Co., Ltd.(a)	133,708	5,082,114

Bridgestone Corp.	479,285	19,409,958

Daikyonishikawa Corp.(a)	80,700	565,265

Denso Corp.	387,279	25,749,673

Eagle Industry Co., Ltd.	42,200	455,225

Exedy Corp.	46,000	696,453

FCC Co., Ltd.	26,500	445,584

G-Tekt Corp.	25,600	348,206

JTEKT Corp.	273,078	2,792,562

Koito Manufacturing Co., Ltd.(a)	24,201	1,625,081

Musashi Seimitsu Industry Co., Ltd.	19,600	335,062

NGK Spark Plug Co., Ltd.(a)	113,564	1,963,989

NHK Spring Co., Ltd.(a)	61,200	459,692

Nifco, Inc.(a)	41,990	1,533,300

NOK Corp.	58,100	789,214

Pacific Industrial Co., Ltd.	26,000	299,059

Shoei Co., Ltd.	14,000	577,738

Stanley Electric Co., Ltd.	35,507	1,058,783

Sumitomo Electric Industries Ltd.	377,083	5,657,951

Sumitomo Riko Co., Ltd.	54,000	348,434

Sumitomo Rubber Industries Ltd.	141,091	1,666,278

Tokai Rika Co., Ltd.	59,114	1,003,601

Topre Corp.	25,600	361,644

Toyo Tire Corp.	78,500	1,390,977

Toyoda Gosei Co., Ltd.(a)	42,800	1,126,357

Toyota Boshoku Corp.(a)	80,736	1,337,076

TPR Co., Ltd.	25,594	371,750

TS Tech Co., Ltd.	62,864	938,124

Yokohama Rubber Co., Ltd. (The)	121,800	2,182,480

Total Auto Components		80,571,630

Automobiles – 8.1%

Honda Motor Co., Ltd.	976,947	29,343,775

Isuzu Motors Ltd.	456,800	4,915,251

Subaru Corp.(a)	374,367	7,467,012

Suzuki Motor Corp.	163,036	7,414,080

Toyota Motor Corp.(a)	1,050,570	81,915,938

Yamaha Motor Co., Ltd.	179,500	4,403,842

Total Automobiles		135,459,898

Banks – 10.9%

Mitsubishi UFJ Financial Group, Inc.	14,167,122	75,861,412

Mizuho Financial Group, Inc.(a)	2,568,464	37,167,185

Sumitomo Mitsui Financial Group, Inc.	1,589,000	57,621,023

Sumitomo Mitsui Trust Holdings, Inc.	343,100	11,982,108

Total Banks		182,631,728

Beverages – 1.5%

Asahi Group Holdings Ltd.	248,800	10,503,638

Kirin Holdings Co., Ltd.	524,345	10,062,204

Suntory Beverage & Food Ltd.	104,200	3,880,389

Takara Holdings, Inc.(a)	54,500	743,272

Total Beverages		25,189,503

Building Products – 1.9%

AGC, Inc.	147,047	6,161,336

Aica Kogyo Co., Ltd.	50,500	1,823,484

Central Glass Co., Ltd.	23,200	494,653

Daikin Industries Ltd.	60,449	12,210,151

Lixil Corp.	169,300	4,711,290

Nitto Boseki Co., Ltd.(a)	7,100	258,620

Noritz Corp.	25,600	408,673

Okabe Co., Ltd.	16,000	112,941

Sanwa Holdings Corp.	170,831	2,240,128

TOTO Ltd.	57,200	3,520,000

Total Building Products		31,941,276

Capital Markets – 1.1%

Monex Group, Inc.(a)	112,400	950,060

Nomura Holdings, Inc.	2,487,245	13,086,735

SBI Holdings, Inc.	159,900	4,341,177

Sparx Group Co., Ltd.	112,600	303,663

Total Capital Markets		18,681,635

Chemicals – 7.1%

ADEKA Corp.	88,400	1,737,600

Arakawa Chemical Industries Ltd.	25,600	305,810

Asahi Kasei Corp.	844,222	9,737,203

Chugoku Marine Paints Ltd.	66,600	599,701

Daicel Corp.(a)	241,942	1,865,471

Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	17,100	382,390

Denka Co., Ltd.	56,615	2,264,600

DIC Corp.	56,053	1,454,334

Fujimi, Inc.	22,000	859,095

Fujimori Kogyo Co., Ltd.	12,900	525,339

Fuso Chemical Co., Ltd.	11,000	404,661

JCU Corp.	12,500	471,719

JSP Corp.(a)	25,400	427,547

JSR Corp.	95,100	2,874,516

Kaneka Corp.	35,000	1,441,176

Kansai Paint Co., Ltd.	72,700	1,944,149

KH Neochem Co., Ltd.	9,400	238,020

Kumiai Chemical Industry Co., Ltd.(a)	25,600	232,601

Kuraray Co., Ltd.	261,837	2,992,761

Kureha Corp.	16,700	1,154,643

Lintec Corp.	64,547	1,462,676

Mitsubishi Chemical Holdings Corp.	1,040,963	7,818,056

Mitsubishi Gas Chemical Co., Inc.	132,782	3,261,270

Mitsui Chemicals, Inc.	126,815	4,011,026

Moriroku Holdings Co., Ltd.	26,000	531,294

Nihon Parkerizing Co., Ltd.	42,700	461,778

Nippon Kayaku Co., Ltd.	97,600	944,203

See Notes to Financial Statements.

36	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

March 31, 2021

Investments	Shares	Value

Nippon Paint Holdings Co., Ltd.(a)	124,800	$1,801,412

Nippon Sanso Holdings Corp.(a)	133,153	2,535,330

Nippon Shokubai Co., Ltd.	21,200	1,216,362

Nippon Soda Co., Ltd.	24,400	771,747

Nissan Chemical Corp.	63,353	3,388,382

Nitto Denko Corp.(a)	107,874	9,235,186

NOF Corp.	42,600	2,232,163

Okamoto Industries, Inc.	14,100	536,566

Osaka Soda Co., Ltd.	25,600	610,925

Riken Technos Corp.	9,900	46,230

Sakata INX Corp.	16,600	159,841

Sanyo Chemical Industries Ltd.	21,700	1,099,728

Shikoku Chemicals Corp.	25,600	293,068

Shin-Etsu Chemical Co., Ltd.	107,679	18,134,898

Shin-Etsu Polymer Co., Ltd.	43,500	390,516

Sumitomo Bakelite Co., Ltd.	16,600	679,774

Sumitomo Chemical Co., Ltd.(a)	988,385	5,125,291

Sumitomo Seika Chemicals Co., Ltd.	12,800	467,982

T Hasegawa Co., Ltd.	23,400	447,882

Taiyo Holdings Co., Ltd.	20,026	1,092,822

Takasago International Corp.	18,800	447,287

Tayca Corp.	21,000	282,597

Teijin Ltd.	122,100	2,107,192

Tokai Carbon Co., Ltd.	114,100	1,845,219

Tokuyama Corp.	32,900	831,581

Tokyo Ohka Kogyo Co., Ltd.	15,900	995,728

Toray Industries, Inc.	706,918	4,558,182

Tosoh Corp.(a)	177,807	3,408,102

Toyo Ink SC Holdings Co., Ltd.	41,300	759,098

Toyobo Co., Ltd.	34,651	446,543

Ube Industries Ltd.	85,000	1,813,846

Valqua Ltd.	15,700	302,776

Zeon Corp.	60,700	971,749

Total Chemicals		119,439,644

Commercial Services & Supplies – 0.1%

Mitsubishi Pencil Co., Ltd.	25,600	370,215

Pilot Corp.	22,000	702,806

Sato Holdings Corp.	26,000	678,353

Total Commercial Services & Supplies		1,751,374

Construction & Engineering – 0.8%

JGC Holdings Corp.	68,900	845,506

Kajima Corp.	402,500	5,722,421

Obayashi Corp.	456,400	4,192,271

Penta-Ocean Construction Co., Ltd.	266,100	2,092,678

Taikisha Ltd.	33,200	911,873

Total Construction & Engineering		13,764,749

Construction Materials – 0.1%

Krosaki Harima Corp.	11,800	522,724

Taiheiyo Cement Corp.	52,200	1,375,151

Total Construction Materials		1,897,875

Consumer Finance – 0.4%

Acom Co., Ltd.(a)	335,400	1,563,176

AEON Financial Service Co., Ltd.(a)	168,600	2,265,801

Hitachi Capital Corp.	86,900	2,679,194

Total Consumer Finance		6,508,171

Containers & Packaging – 0.1%

Fuji Seal International, Inc.	14,882	333,195

Toyo Seikan Group Holdings Ltd.(a)	59,100	703,852

Total Containers & Packaging		1,037,047

Diversified Financial Services – 0.3%

Mitsubishi UFJ Lease & Finance Co., Ltd.(a)	850,400	5,140,880

Electrical Equipment – 1.9%

Daihen Corp.	15,800	695,629

Denyo Co., Ltd.(a)	23,000	435,439

Fuji Electric Co., Ltd.	63,373	2,643,887

Furukawa Electric Co., Ltd.(a)	36,881	991,281

GS Yuasa Corp.(a)	42,284	1,147,982

Idec Corp.	23,400	375,882

Mabuchi Motor Co., Ltd.	32,600	1,435,285

Mitsubishi Electric Corp.	962,214	14,685,737

Nidec Corp.	54,416	6,616,099

Nippon Carbon Co., Ltd.	11,400	479,213

Nissin Electric Co., Ltd.	50,300	566,273

Sanyo Denki Co., Ltd.	8,500	453,077

Sinfonia Technology Co., Ltd.	26,000	309,412

Toyo Tanso Co., Ltd.	14,700	285,220

Total Electrical Equipment		31,120,416

Electronic Equipment, Instruments & Components – 4.8%

Ai Holdings Corp.	26,000	516,000

Alps Alpine Co., Ltd.(a)	51,100	675,167

Amano Corp.	36,833	895,992

Anritsu Corp.(a)	49,900	1,091,026

Canon Electronics, Inc.	25,600	398,943

Dexerials Corp.	47,800	818,440

ESPEC Corp.	25,600	428,366

Hakuto Co., Ltd.	25,619	296,763

Hamamatsu Photonics K.K.	22,600	1,337,593

Hirose Electric Co., Ltd.	11,260	1,734,346

Hitachi Ltd.	443,805	20,097,740

Horiba Ltd.	16,500	1,042,262

Ibiden Co., Ltd.	19,601	902,888

Iriso Electronics Co., Ltd.	5,000	223,303

Japan Aviation Electronics Industry Ltd.	30,900	500,552

Kaga Electronics Co., Ltd.	25,600	574,552

Keyence Corp.	16,640	7,570,071

Kyosan Electric Manufacturing Co., Ltd.(a)	69,200	258,013

Macnica Fuji Electronics Holdings, Inc.	40,300	805,635

Murata Manufacturing Co., Ltd.	243,968	19,521,856

Nichicon Corp.	37,300	378,401

Nippon Electric Glass Co., Ltd.	88,860	2,062,678

Nissha Co., Ltd.	25,600	317,394

Oki Electric Industry Co., Ltd.	83,330	867,235

Omron Corp.	55,400	4,331,728

Optex Group Co., Ltd.	15,200	226,968

See Notes to Financial Statements.

WisdomTree Trust	37

Schedule of Investments (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

March 31, 2021

Investments	Shares	Value

Restar Holdings Corp.	26,000	$480,000

Riken Keiki Co., Ltd.	15,500	386,448

Ryoden Corp.(a)	26,000	388,000

Ryosan Co., Ltd.	25,645	524,272

Sanshin Electronics Co., Ltd.	25,954	470,930

Shimadzu Corp.	44,400	1,609,249

Siix Corp.	24,200	357,415

Taiyo Yuden Co., Ltd.	25,800	1,214,118

TDK Corp.	30,768	4,268,538

Tokyo Electron Device Ltd.	8,700	306,665

V Technology Co., Ltd.(a)	6,200	305,792

Yokogawa Electric Corp.	104,038	1,918,818

Total Electronic Equipment, Instruments & Components		80,104,157

Entertainment – 3.0%

Capcom Co., Ltd.	48,600	1,581,149

GungHo Online Entertainment, Inc.	17,249	341,234

Koei Tecmo Holdings Co., Ltd.	49,722	2,234,115

Konami Holdings Corp.	18,500	1,103,303

Nexon Co., Ltd.	37,400	1,215,077

Nintendo Co., Ltd.	73,000	40,833,756

Square Enix Holdings Co., Ltd.	25,600	1,424,796

Toei Animation Co., Ltd.(a)	10,800	1,158,190

Total Entertainment		49,891,620

Food & Staples Retailing – 1.1%

Ministop Co., Ltd.	25,600	337,549

Seven & I Holdings Co., Ltd.	455,324	18,390,145

Total Food & Staples Retailing		18,727,694

Food Products – 0.9%

Ajinomoto Co., Inc.	142,913	2,930,040

Ariake Japan Co., Ltd.	10,000	607,240

Fuji Oil Holdings, Inc.(a)	34,600	924,650

Kagome Co., Ltd.	18,900	601,208

Kikkoman Corp.(a)	25,400	1,514,805

Nippon Suisan Kaisha Ltd.	94,800	456,413

Nisshin Seifun Group, Inc.	103,300	1,729,457

Nissin Foods Holdings Co., Ltd.	32,900	2,444,425

Riken Vitamin Co., Ltd.	21,000	259,412

Sakata Seed Corp.	11,839	438,204

Toyo Suisan Kaisha Ltd.	38,900	1,636,968

Yakult Honsha Co., Ltd.	41,887	2,122,780

Total Food Products		15,665,602

Health Care Equipment & Supplies – 1.1%

Asahi Intecc Co., Ltd.	11,800	325,701

Hoya Corp.	45,657	5,373,478

Jeol Ltd.	10,200	405,231

Mani, Inc.	12,300	309,448

Nakanishi, Inc.	23,400	488,118

Nihon Kohden Corp.	22,100	646,000

Nipro Corp.(a)	25,900	313,378

Olympus Corp.	121,300	2,514,917

Sysmex Corp.	38,360	4,139,756

Terumo Corp.	91,712	3,319,061

Total Health Care Equipment & Supplies		17,835,088

Health Care Technology – 0.1%

M3, Inc.	22,300	1,527,903

Hotels, Restaurants & Leisure – 0.0%

Saizeriya Co., Ltd.	4,800	98,824

Household Durables – 2.5%

Casio Computer Co., Ltd.(a)	89,657	1,691,718

Fujitsu General Ltd.	25,600	714,715

Panasonic Corp.	1,165,270	15,011,419

Rinnai Corp.	13,100	1,468,860

Sekisui Chemical Co., Ltd.	212,500	4,086,539

Sharp Corp.(a)	137,200	2,371,511

Sony Corp.	131,000	13,746,109

Sumitomo Forestry Co., Ltd.	61,100	1,319,318

Tamron Co., Ltd.	23,100	450,711

Toa Corp.	25,600	223,102

Zojirushi Corp.	22,400	392,253

Total Household Durables		41,476,255

Household Products – 0.3%

Lion Corp.	49,800	973,015

Pigeon Corp.	35,100	1,334,118

Unicharm Corp.	63,300	2,660,891

Total Household Products		4,968,024

Independent Power & Renewable Electricity Producers – 0.2%

Electric Power Development Co., Ltd.(a)	157,000	2,747,855

Industrial Conglomerates – 0.2%

Nisshinbo Holdings, Inc.	135,124	1,007,621

Toshiba Corp.	59,900	2,027,385

Total Industrial Conglomerates		3,035,006

Insurance – 2.8%

Dai-ichi Life Holdings, Inc.	799,300	13,758,087

Sompo Holdings, Inc.(a)	250,700	9,624,157

Tokio Marine Holdings, Inc.	499,900	23,818,765

Total Insurance		47,201,009

Internet & Direct Marketing Retail – 0.1%

Rakuten, Inc.	113,100	1,350,035

IT Services – 1.4%

Fujitsu Ltd.	82,732	11,979,294

NEC Corp.	99,300	5,859,149

NTT Data Corp.(a)	352,000	5,456,797

Total IT Services		23,295,240

Leisure Products – 0.8%

Bandai Namco Holdings, Inc.	61,500	4,392,937

Mizuno Corp.	26,000	511,529

Sega Sammy Holdings, Inc.	137,400	2,147,419

Shimano, Inc.	15,600	3,723,529

Tomy Co., Ltd.	43,400	394,724

Yamaha Corp.	43,207	2,349,992

Total Leisure Products		13,520,130

See Notes to Financial Statements.

38	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

March 31, 2021

Investments	Shares	Value

Machinery – 5.1%

Aida Engineering Ltd.	43,900	$394,901

Amada Co., Ltd.	260,993	2,914,619

Anest Iwata Corp.	25,600	239,319

CKD Corp.	17,500	365,362

Daifuku Co., Ltd.(a)	21,600	2,118,950

DMG Mori Co., Ltd.	56,400	925,879

Ebara Corp.	33,631	1,374,154

FANUC Corp.	37,289	8,836,312

Fujitec Co., Ltd.	43,800	934,664

Furukawa Co., Ltd.	25,600	309,517

Glory Ltd.	25,800	555,692

Harmonic Drive Systems, Inc.(a)	4,400	297,846

Hitachi Construction Machinery Co., Ltd.	43,900	1,408,376

Hitachi Zosen Corp.(a)	112,800	913,629

Hokuetsu Industries Co., Ltd.	25,600	251,135

Hoshizaki Corp.	16,069	1,436,758

Iseki & Co., Ltd.*	25,600	382,031

Japan Steel Works Ltd. (The)	20,500	487,362

Juki Corp.	34,300	276,262

Kito Corp.(a)	26,000	429,412

Kitz Corp.	36,900	214,053

Komatsu Ltd.	397,406	12,296,209

Kubota Corp.	401,002	9,143,208

Kurita Water Industries Ltd.	39,000	1,674,706

Makita Corp.(a)	51,738	2,221,691

Meidensha Corp.	20,900	455,261

MINEBEA MITSUMI, Inc.	103,401	2,647,253

MISUMI Group, Inc.	22,500	654,638

Mitsubishi Heavy Industries Ltd.	192,719	6,015,274

Mitsubishi Logisnext Co., Ltd.	24,200	283,830

Mitsuboshi Belting Ltd.	25,600	412,612

Miura Co., Ltd.	21,200	1,147,294

Nabtesco Corp.	43,500	1,991,946

Nachi-Fujikoshi Corp.	12,400	540,326

NGK Insulators Ltd.	122,675	2,247,006

Nikkiso Co., Ltd.	36,900	376,347

Nippon Thompson Co., Ltd.	25,600	153,368

Nissei ASB Machine Co., Ltd.	6,300	299,891

Nitta Corp.	26,000	619,765

NSK Ltd.	174,966	1,797,162

Obara Group, Inc.(a)	14,400	493,249

Oiles Corp.(a)	25,600	392,456

OKUMA Corp.	9,500	545,928

Organo Corp.	8,000	480,724

OSG Corp.	40,524	722,831

Shibaura Machine Co., Ltd.	25,900	655,118

Shibuya Corp.	16,200	520,452

Shinmaywa Industries Ltd.	58,000	536,434

SMC Corp.	7,951	4,627,410

Star Micronics Co., Ltd.(a)	25,600	382,262

Sumitomo Heavy Industries Ltd.(a)	38,037	1,058,496

Takeuchi Manufacturing Co., Ltd.	13,500	378,122

THK Co., Ltd.	12,779	442,928

Tsubakimoto Chain Co.	23,500	648,643

Tsugami Corp.	20,000	300,995

Union Tool Co.	11,800	375,891

YAMABIKO Corp.	25,600	284,496

Yaskawa Electric Corp.(a)	40,600	2,024,489

Total Machinery		84,914,944

Marine – 0.2%

Iino Kaiun Kaisha Ltd.	109,600	525,683

Nippon Yusen K.K.	92,200	3,149,819

NS United Kaiun Kaisha Ltd.	25,600	436,706

Total Marine		4,112,208

Media – 0.3%

Dentsu Group, Inc.	153,700	4,937,873

Metals & Mining – 0.7%

Asahi Holdings, Inc.	80,000	1,533,394

Daido Steel Co., Ltd.	19,900	920,262

Daiki Aluminium Industry Co., Ltd.	42,500	412,308

Dowa Holdings Co., Ltd.	31,400	1,308,570

Kyoei Steel Ltd.	39,900	599,403

Maruichi Steel Tube Ltd.	45,300	1,035,136

Mitsubishi Materials Corp.	44,800	1,047,631

Mitsui Mining & Smelting Co., Ltd.(a)	25,600	889,629

Nippon Yakin Kogyo Co., Ltd.	7,510	139,665

Sumitomo Metal Mining Co., Ltd.	73,500	3,178,792

UACJ Corp.*	19,500	470,823

Total Metals & Mining		11,535,613

Multiline Retail – 0.1%

Ryohin Keikaku Co., Ltd.	50,700	1,201,200

Oil, Gas & Consumable Fuels – 2.0%

ENEOS Holdings, Inc.	3,399,000	15,429,307

Idemitsu Kosan Co., Ltd.(a)	336,300	8,685,974

Inpex Corp.	1,477,000	10,105,086

Total Oil, Gas & Consumable Fuels		34,220,367

Paper & Forest Products – 0.2%

Hokuetsu Corp.	106,900	501,124

Oji Holdings Corp.	518,600	3,360,340

Total Paper & Forest Products		3,861,464

Personal Products – 1.2%

Kao Corp.	219,280	14,512,169

Kose Corp.	13,200	1,870,697

Mandom Corp.	25,400	479,956

Rohto Pharmaceutical Co., Ltd.	22,600	603,962

Shiseido Co., Ltd.	51,522	3,460,600

Total Personal Products		20,927,384

Pharmaceuticals – 9.1%

Astellas Pharma, Inc.	912,304	14,051,958

Chugai Pharmaceutical Co., Ltd.	578,100	23,484,985

Daiichi Sankyo Co., Ltd.	515,963	15,058,649

Eisai Co., Ltd.	145,477	9,767,365

Hisamitsu Pharmaceutical Co., Inc.	24,400	1,592,072

Kyowa Kirin Co., Ltd.	152,870	4,579,183

See Notes to Financial Statements.

WisdomTree Trust	39

Schedule of Investments (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

March 31, 2021

Investments	Shares	Value

Nichi-iko Pharmaceutical Co., Ltd.(a)	31,800	$286,344

Ono Pharmaceutical Co., Ltd.	191,100	4,998,000

Otsuka Holdings Co., Ltd.	356,900	15,138,374

Santen Pharmaceutical Co., Ltd.	97,500	1,343,824

Sawai Pharmaceutical Co., Ltd.	30,200	1,449,873

Shionogi & Co., Ltd.	116,977	6,300,879

Sumitomo Dainippon Pharma Co., Ltd.	163,500	2,851,262

Takeda Pharmaceutical Co., Ltd.	1,418,863	51,168,951

ZERIA Pharmaceutical Co., Ltd.	25,600	487,211

Total Pharmaceuticals		152,558,930

Professional Services – 0.7%

BeNEXT Group, Inc.(a)	31,700	505,192

Outsourcing, Inc.	56,400	910,567

Persol Holdings Co., Ltd.	65,900	1,290,566

Recruit Holdings Co., Ltd.	167,600	8,191,924

Weathernews, Inc.	4,600	219,385

Total Professional Services		11,117,634

Road & Rail – 0.3%

Hitachi Transport System Ltd.	33,200	1,117,683

Nippon Express Co., Ltd.	64,100	4,779,946

Total Road & Rail		5,897,629

Semiconductors & Semiconductor Equipment – 3.5%

Advantest Corp.	49,000	4,292,489

Disco Corp.	9,800	3,081,900

Ferrotec Holdings Corp.	14,200	283,872

Lasertec Corp.	10,800	1,419,149

Optorun Co., Ltd.	21,300	528,741

Rohm Co., Ltd.	32,700	3,198,977

SCREEN Holdings Co., Ltd.(a)	4,960	437,198

Shibaura Mechatronics Corp.(a)	8,900	447,014

Shinko Electric Industries Co., Ltd.	35,259	1,092,869

SUMCO Corp.	80,300	1,835,636

Tokyo Electron Ltd.	93,453	39,571,637

Tokyo Seimitsu Co., Ltd.	15,700	716,091

Ulvac, Inc.	17,400	733,005

Yamaichi Electronics Co., Ltd.(a)	18,600	252,152

Total Semiconductors & Semiconductor Equipment		57,890,730

Software – 0.3%

Trend Micro, Inc.	97,808	4,903,677

Specialty Retail – 0.7%

ABC-Mart, Inc.	44,100	2,490,353

Fast Retailing Co., Ltd.	11,600	9,251,656

IDOM, Inc.	30,400	198,356

VT Holdings Co., Ltd.	121,400	489,995

Total Specialty Retail		12,430,360

Technology Hardware, Storage & Peripherals – 3.2%

Brother Industries Ltd.	130,943	2,902,076

Canon, Inc.	1,483,397	33,594,579

Eizo Corp.	8,800	332,489

FUJIFILM Holdings Corp.	155,295	9,234,782

MCJ Co., Ltd.	61,800	538,583

Seiko Epson Corp.(a)	371,100	6,045,068

Wacom Co., Ltd.	35,400	238,029

Total Technology Hardware, Storage & Peripherals		52,885,606

Textiles, Apparel & Luxury Goods – 0.2%

Asics Corp.	40,692	649,967

Kurabo Industries Ltd.	17,947	311,514

Onward Holdings Co., Ltd.	302,200	853,271

Seiko Holdings Corp.	35,900	609,813

Seiren Co., Ltd.(a)	25,610	451,014

Wacoal Holdings Corp.	25,600	568,760

Total Textiles, Apparel & Luxury Goods		3,444,339

Tobacco – 3.0%

Japan Tobacco, Inc.	2,653,331	51,025,596

Trading Companies & Distributors – 8.0%

Alconix Corp.	26,000	389,177

Hanwa Co., Ltd.	25,600	786,534

Inabata & Co., Ltd.	44,586	668,992

ITOCHU Corp.(a)	1,392,794	45,212,236

Marubeni Corp.(a)	1,314,978	10,957,753

Mitsubishi Corp.	1,487,100	42,123,285

Nagase & Co., Ltd.	104,000	1,627,294

Nippon Steel Trading Corp.	25,600	939,439

Sanyo Trading Co., Ltd.	25,800	269,207

Sojitz Corp.(a)	1,258,321	3,552,906

Sumitomo Corp.	1,269,177	18,113,051

Toyota Tsusho Corp.	208,110	8,748,153

Total Trading Companies & Distributors		133,388,027

Transportation Infrastructure – 0.0%

Nissin Corp.	25,600	336,854

Wireless Telecommunication Services – 1.1%

SoftBank Group Corp.	224,600	18,963,964
TOTAL COMMON STOCKS (Cost: $1,575,223,518)		1,648,026,280

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.2%

United States – 2.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(b)
(Cost: $37,359,605)	37,359,605	37,359,605

TOTAL INVESTMENTS IN SECURITIES – 100.6% (Cost: $1,612,583,123)		1,685,385,885

Other Assets less Liabilities – (0.6)%		(10,627,154)

NET ASSETS – 100.0%		$1,674,758,731
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at March 31, 2021 (See Note 2). At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $173,972,974 and the total market value of the collateral held by the Fund was $183,866,238. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $146,506,633.

(b)	Rate shown represents annualized 7-day yield as of March 31, 2021.

See Notes to Financial Statements.

40	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

March 31, 2021

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	4/5/2021	1,882,671,387	JPY	17,677,815	USD	$—	$(639,510)
Bank of America N.A.	4/5/2021	1,597,747,490	JPY	14,731,513	USD	—	(271,789)
Bank of America N.A.	4/5/2021	12,420,730,265	JPY	112,401,442	USD	7,019	—
Bank of America N.A.	4/5/2021	108,070,377	USD	11,509,830,168	JPY	3,905,624	—
Bank of America N.A.	5/10/2021	117,937,947	USD	13,028,522,448	JPY	—	(9,771)
Bank of Montreal	4/5/2021	12,420,100,817	JPY	112,401,442	USD	1,322	—
Bank of Montreal	4/5/2021	108,070,377	USD	11,509,473,536	JPY	3,908,852	—
Bank of Montreal	5/10/2021	117,937,947	USD	13,027,861,996	JPY	—	(3,792)
Canadian Imperial Bank of Commerce	4/5/2021	12,420,606,624	JPY	112,401,442	USD	5,900	—
Canadian Imperial Bank of Commerce	4/5/2021	108,070,377	USD	11,509,884,203	JPY	3,905,135	—
Canadian Imperial Bank of Commerce	5/10/2021	117,937,947	USD	13,028,628,592	JPY	—	(10,732)
Citibank N.A.	4/5/2021	1,929,019,082	JPY	17,677,815	USD	—	(220,060)
Citibank N.A.	4/5/2021	12,419,932,215	JPY	112,401,442	USD	—	(203)
Citibank N.A.	4/5/2021	108,070,377	USD	11,509,657,256	JPY	3,907,189	—
Citibank N.A.	5/10/2021	117,937,947	USD	13,028,097,871	JPY	—	(5,928)
Citibank N.A.	5/10/2021	12,365,709	USD	1,365,961,969	JPY	—	(398)
Commonwealth Bank of Australia	4/5/2021	12,420,730,265	JPY	112,401,442	USD	7,019	—
Commonwealth Bank of Australia	4/5/2021	17,677,815	USD	1,890,251,634	JPY	570,908	—
Commonwealth Bank of Australia	4/5/2021	23,570,420	USD	2,568,254,176	JPY	327,544	—
Commonwealth Bank of Australia	5/10/2021	117,937,947	USD	13,028,557,829	JPY	—	(10,092)
Credit Suisse International	4/5/2021	12,419,684,932	JPY	112,401,442	USD	—	(2,441)
Credit Suisse International	4/5/2021	108,070,377	USD	11,510,327,292	JPY	3,901,125	—
Credit Suisse International	5/10/2021	117,937,947	USD	13,028,935,231	JPY	—	(13,508)
Goldman Sachs	4/5/2021	1,607,190,390	JPY	14,731,513	USD	—	(186,330)
Goldman Sachs	4/5/2021	12,420,201,978	JPY	112,401,442	USD	2,238	—
Goldman Sachs	4/5/2021	108,070,377	USD	11,509,451,922	JPY	3,909,048	—
Goldman Sachs	5/10/2021	117,937,947	USD	13,027,744,058	JPY	—	(2,725)
HSBC Holdings PLC	4/5/2021	12,420,112,057	JPY	112,401,442	USD	1,424	—
HSBC Holdings PLC	4/5/2021	108,070,377	USD	11,509,505,957	JPY	3,908,559	—
HSBC Holdings PLC	5/10/2021	117,937,947	USD	13,028,074,284	JPY	—	(5,714)
JP Morgan Chase Bank N.A.	4/5/2021	1,279,067,697	JPY	11,785,210	USD	—	(209,560)
JP Morgan Chase Bank N.A.	4/5/2021	12,420,190,738	JPY	112,401,442	USD	2,136	—
JP Morgan Chase Bank N.A.	4/5/2021	108,070,377	USD	11,509,668,063	JPY	3,907,092	—
JP Morgan Chase Bank N.A.	5/10/2021	117,937,947	USD	13,028,133,253	JPY	—	(6,248)
Morgan Stanley & Co. International	4/5/2021	12,420,224,459	JPY	112,401,442	USD	2,441	—
Morgan Stanley & Co. International	4/5/2021	108,070,377	USD	11,510,057,116	JPY	3,903,571	—
Morgan Stanley & Co. International	5/10/2021	117,937,947	USD	13,027,991,727	JPY	—	(4,967)
Royal Bank of Canada	4/5/2021	15,968,412,492	JPY	144,516,144	USD	—	(915)
Royal Bank of Canada	4/5/2021	138,947,635	USD	14,797,631,337	JPY	5,028,056	—
Royal Bank of Canada	4/5/2021	108,070,377	USD	11,509,268,202	JPY	3,910,710	—
Royal Bank of Canada	5/10/2021	151,634,513	USD	16,750,124,517	JPY	—	(5,013)
Societe Generale	4/5/2021	12,420,584,143	JPY	112,401,442	USD	5,697	—
Societe Generale	4/5/2021	108,070,377	USD	11,510,035,502	JPY	3,903,766	—
Societe Generale	5/10/2021	117,937,947	USD	13,028,369,129	JPY	—	(8,383)
Standard Chartered Bank	4/5/2021	12,419,797,333	JPY	112,401,442	USD	—	(1,424)
Standard Chartered Bank	4/5/2021	108,070,377	USD	11,510,575,854	JPY	3,898,876	—
Standard Chartered Bank	5/10/2021	117,937,947	USD	13,029,135,725	JPY	—	(15,323)
UBS AG	4/5/2021	12,419,853,534	JPY	112,401,442	USD	—	(915)
UBS AG	4/5/2021	108,070,377	USD	11,509,495,150	JPY	3,908,656	—
UBS AG	4/5/2021	29,463,026	USD	3,140,905,886	JPY	1,037,612	—
UBS AG	4/5/2021	35,355,631	USD	3,852,494,511	JPY	490,291	—
UBS AG	4/5/2021	32,409,328	USD	3,550,331,690	JPY	278,583	—
UBS AG	5/10/2021	117,937,947	USD	13,028,145,047	JPY	—	(6,355)
						$58,546,393	$(1,642,096)

See Notes to Financial Statements.

WisdomTree Trust	41

Schedule of Investments (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

March 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Consumer Finance	$3,828,977	$2,679,194	$—	$6,508,171
Pharmaceuticals	151,109,057	1,449,873	—	152,558,930
Other	1,488,959,179	—	—	1,488,959,179
Investment of Cash Collateral for Securities Loaned	—	37,359,605	—	37,359,605
Total Investments in Securities	$1,643,897,213	$41,488,672	$—	$1,685,385,885
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$58,546,393	$—	$58,546,393
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(1,642,096)	$—	$(1,642,096)
Total – Net	$1,643,897,213	$98,392,969	$—	$1,742,290,182
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

42	WisdomTree Trust

Schedule of Investments

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2021

Investments	Shares	Value

COMMON STOCKS – 98.2%

Japan – 98.2%

Air Freight & Logistics – 0.4%

Kintetsu World Express, Inc.	1,600	$41,600

Konoike Transport Co., Ltd.	1,600	17,506

Maruwa Unyu Kikan Co., Ltd.(a)	1,000	17,457

Mitsui-Soko Holdings Co., Ltd.	1,200	23,544

SBS Holdings, Inc.	800	20,047

Total Air Freight & Logistics		120,154

Auto Components – 5.6%

Daido Metal Co., Ltd.	4,900	26,074

Daikyonishikawa Corp.(a)	5,000	35,023

Eagle Industry Co., Ltd.	4,200	45,307

Exedy Corp.	3,500	52,991

FCC Co., Ltd.	2,000	33,629

Futaba Industrial Co., Ltd.	3,200	17,173

G-Tekt Corp.	2,698	36,698

JTEKT Corp.	22,000	224,977

Musashi Seimitsu Industry Co., Ltd.	1,200	20,514

NHK Spring Co., Ltd.(a)	5,300	39,810

Nifco, Inc.(a)	3,700	135,109

Nihon Tokushu Toryo Co., Ltd.	1,800	17,528

NOK Corp.	5,200	70,635

Pacific Industrial Co., Ltd.	2,500	28,756

Riken Corp.	1,000	22,624

Shoei Co., Ltd.	1,000	41,267

Sumitomo Riko Co., Ltd.	4,100	26,455

Sumitomo Rubber Industries Ltd.	12,100	142,900

Tokai Rika Co., Ltd.	4,825	81,916

Topre Corp.(a)	2,100	29,666

Toyo Tire Corp.(a)	6,300	111,633

Toyoda Gosei Co., Ltd.(a)	3,600	94,740

Toyota Boshoku Corp.(a)	7,000	115,928

TPR Co., Ltd.	2,106	30,589

TS Tech Co., Ltd.	5,600	83,569

Yokohama Rubber Co., Ltd. (The)	10,100	180,977

Total Auto Components		1,746,488

Automobiles – 0.1%
Nissan Shatai Co., Ltd.	3,400	24,492

Banks – 7.2%

77 Bank Ltd. (The)	3,600	50,856

Aichi Bank Ltd. (The)	700	19,131

Akita Bank Ltd. (The)	1,800	23,864

Aomori Bank Ltd. (The)	800	18,281

Awa Bank Ltd. (The)	900	20,297

Bank of Iwate Ltd. (The)	900	19,458

Bank of Nagoya Ltd. (The)	900	25,656

Bank of Okinawa Ltd. (The)	940	25,946

Bank of Saga Ltd. (The)(a)	2,400	32,058

Bank of the Ryukyus Ltd.	2,000	14,118

Chugoku Bank Ltd. (The)	6,600	55,846

Chukyo Bank Ltd. (The)	800	12,728

Daishi Hokuetsu Financial Group, Inc.	4,000	94,480

Ehime Bank Ltd. (The)	1,500	13,914

FIDEA Holdings Co., Ltd.(a)	20,300	25,168

Fukui Bank Ltd. (The)	1,000	17,738

Gunma Bank Ltd. (The)(a)	24,300	87,304

Hachijuni Bank Ltd. (The)	25,300	92,271

Hokkoku Bank Ltd. (The)	800	20,438

Hokuhoku Financial Group, Inc.	7,700	71,704

Hyakugo Bank Ltd. (The)(a)	10,800	32,644

Hyakujushi Bank Ltd. (The)	2,100	32,118

Iyo Bank Ltd. (The)	15,000	90,136

Jimoto Holdings, Inc.(a)	1,840	13,238

Juroku Bank Ltd. (The)	2,300	45,979

Keiyo Bank Ltd. (The)	7,800	32,329

Kiyo Bank Ltd. (The)	2,098	31,460

Kyushu Financial Group, Inc.(a)	16,300	70,068

Mebuki Financial Group, Inc.	86,800	205,021

Miyazaki Bank Ltd. (The)	1,200	25,379

Musashino Bank Ltd. (The)	2,200	36,375

Nanto Bank Ltd. (The)	2,200	39,261

Nishi-Nippon Financial Holdings, Inc.(a)	10,100	72,665

North Pacific Bank Ltd.(a)	25,500	73,846

Ogaki Kyoritsu Bank Ltd. (The)	1,700	34,262

Oita Bank Ltd. (The)	1,000	19,493

San ju San Financial Group, Inc.(a)	2,200	27,714

San-In Godo Bank Ltd. (The)	7,800	39,600

Senshu Ikeda Holdings, Inc.	20,700	33,345

Seven Bank Ltd.(a)	112,200	256,892

Shiga Bank Ltd. (The)	1,400	30,357

Shikoku Bank Ltd. (The)	2,500	17,692

Suruga Bank Ltd.(a)	5,700	22,026

Tochigi Bank Ltd. (The)	7,100	12,208

Toho Bank Ltd. (The)(a)	7,400	16,474

Tokyo Kiraboshi Financial Group, Inc.	2,300	29,140

TOMONY Holdings, Inc.	6,600	19,352

Towa Bank Ltd. (The)	2,900	18,056

Yamagata Bank Ltd. (The)(a)	1,300	13,365

Yamaguchi Financial Group, Inc.(a)	14,000	93,249

Yamanashi Chuo Bank Ltd. (The)	1,900	15,802

Total Banks		2,240,802

Beverages – 0.4%

Sapporo Holdings Ltd.	2,800	58,103

Takara Holdings, Inc.(a)	5,500	75,009

Total Beverages		133,112

Building Products – 2.2%

Aica Kogyo Co., Ltd.	3,100	111,937

Bunka Shutter Co., Ltd.	3,800	36,246

Central Glass Co., Ltd.	1,700	36,246

Kondotec, Inc.	1,700	16,446

Nichias Corp.(a)	3,900	99,176

Nichiha Corp.	700	20,461

Nihon Flush Co., Ltd.(a)	1,000	12,299

Nippon Aqua Co., Ltd.	2,400	13,379

Nitto Boseki Co., Ltd.	500	18,213

See Notes to Financial Statements.

WisdomTree Trust	43

Schedule of Investments (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2021

Investments	Shares	Value

Noritz Corp.	1,400	$22,349

Okabe Co., Ltd.	2,900	20,471

Sanwa Holdings Corp.	10,900	142,933

Shin Nippon Air Technologies Co., Ltd.(a)	1,100	23,951

Sinko Industries Ltd.(a)	1,500	29,566

Takara Standard Co., Ltd.	2,217	33,446

Takasago Thermal Engineering Co., Ltd.	3,600	56,166

Total Building Products		693,285

Capital Markets – 2.0%

GCA Corp.	3,800	29,128

GMO Financial Holdings, Inc.(a)	11,700	96,247

Ichiyoshi Securities Co., Ltd.(a)	4,300	23,893

IwaiCosmo Holdings, Inc.(a)	3,100	49,572

Kyokuto Securities Co., Ltd.(a)	2,900	22,806

Marusan Securities Co., Ltd.(a)	5,000	29,095

Matsui Securities Co., Ltd.(a)	18,000	146,769

Mito Securities Co., Ltd.	6,000	17,484

Monex Group, Inc.(a)	8,565	72,396

Morningstar Japan K.K.(a)	5,899	25,518

Okasan Securities Group, Inc.(a)	8,200	33,468

Sparx Group Co., Ltd.	10,600	28,586

Tokai Tokyo Financial Holdings, Inc.	12,600	46,181

Total Capital Markets		621,143

Chemicals – 9.5%

ADEKA Corp.	7,600	149,386

Arakawa Chemical Industries Ltd.	1,700	20,308

Asahi Yukizai Corp.	1,700	23,077

C.I. Takiron Corp.	8,200	50,387

Chugoku Marine Paints Ltd.	5,700	51,326

Daicel Corp.(a)	21,200	163,461

Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	900	20,126

Denka Co., Ltd.	4,900	196,000

DIC Corp.	4,400	114,161

Fujimi, Inc.	1,600	62,480

Fujimori Kogyo Co., Ltd.	700	28,507

Fuso Chemical Co., Ltd.	1,000	36,787

Hokko Chemical Industry Co., Ltd.	1,300	13,788

JCU Corp.	600	22,643

JSP Corp.(a)	1,517	25,535

Kaneka Corp.(a)	3,348	137,859

KH Neochem Co., Ltd.	1,400	35,450

Koatsu Gas Kogyo Co., Ltd.	2,500	16,629

Konishi Co., Ltd.	1,400	22,742

Kumiai Chemical Industry Co., Ltd.(a)	2,494	22,660

Kureha Corp.	1,100	76,054

Lintec Corp.	5,500	124,634

Moriroku Holdings Co., Ltd.	900	18,391

Nihon Nohyaku Co., Ltd.	4,700	23,138

Nihon Parkerizing Co., Ltd.	4,900	52,991

Nippon Kayaku Co., Ltd.	8,000	77,394

Nippon Pillar Packing Co., Ltd.(a)	1,700	28,677

Nippon Shokubai Co., Ltd.	1,700	97,538

Nippon Soda Co., Ltd.	1,700	53,769

Okamoto Industries, Inc.	700	26,638

Osaka Organic Chemical Industry Ltd.(a)	800	26,860

Osaka Soda Co., Ltd.	1,577	37,634

Sakata INX Corp.	2,600	25,035

Sanyo Chemical Industries Ltd.	1,600	81,086

Sekisui Kasei Co., Ltd.	3,000	16,181

Shikoku Chemicals Corp.	2,000	22,896

Shin-Etsu Polymer Co., Ltd.	3,700	33,216

Sumitomo Bakelite Co., Ltd.	1,400	57,330

Sumitomo Seika Chemicals Co., Ltd.	1,000	36,561

T Hasegawa Co., Ltd.	1,700	32,538

Taiyo Holdings Co., Ltd.	1,500	81,855

Takasago International Corp.	800	19,034

Tayca Corp.(a)	1,500	20,186

Tokai Carbon Co., Ltd.	10,000	161,720

Tokuyama Corp.	2,600	65,718

Tokyo Ohka Kogyo Co., Ltd.	1,200	75,149

Toyo Ink SC Holdings Co., Ltd.	4,000	73,520

Toyobo Co., Ltd.(a)	3,400	43,815

Ube Industries Ltd.(a)	7,480	159,618

Valqua Ltd.	1,700	32,785

Zeon Corp.	5,700	91,252

Total Chemicals		2,986,525

Commercial Services & Supplies – 1.7%

Aeon Delight Co., Ltd.	1,400	40,860

Bell System24 Holdings, Inc.	2,200	37,649

CTS Co., Ltd.(a)	1,400	10,820

Daiseki Co., Ltd.	1,000	36,289

Japan Elevator Service Holdings Co., Ltd.	800	17,231

Kokuyo Co., Ltd.	4,000	62,045

Matsuda Sangyo Co., Ltd.	1,000	18,425

Mitsubishi Pencil Co., Ltd.	1,400	20,246

Nippon Air Conditioning Services Co., Ltd.	3,400	22,985

Nippon Kanzai Co., Ltd.(a)	1,300	25,647

Nippon Parking Development Co., Ltd.	16,400	22,708

Okamura Corp.(a)	5,100	59,861

Pilot Corp.	800	25,556

Relia, Inc.	3,700	47,916

Sato Holdings Corp.	1,500	39,136

Takara & Co. Ltd.(a)	700	11,688

Toppan Forms Co., Ltd.	3,100	31,337

Total Commercial Services & Supplies		530,399

Construction & Engineering – 6.6%

Asanuma Corp.	800	32,434

Dai-Dan Co., Ltd.	1,400	37,540

Daiho Corp.	600	21,041

Fudo Tetra Corp.	1,100	19,173

Hazama Ando Corp.(a)	9,500	72,991

JDC Corp.(a)	5,700	31,724

JGC Holdings Corp.	4,100	50,313

Kandenko Co., Ltd.(a)	11,700	102,812

Kumagai Gumi Co., Ltd.	2,400	65,267

See Notes to Financial Statements.

44	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2021

Investments	Shares	Value

Kyudenko Corp.	2,800	$107,186

Maeda Corp.(a)	5,600	48,449

Maeda Road Construction Co., Ltd.(a)	5,600	108,605

Meisei Industrial Co., Ltd.	2,800	19,638

Mirait Holdings Corp.	3,044	50,329

Nippon Densetsu Kogyo Co., Ltd.(a)	1,200	21,035

Nippon Koei Co., Ltd.	700	19,891

Nishimatsu Construction Co., Ltd.(a)	3,100	78,776

Nittoc Construction Co., Ltd.	3,600	27,041

Okumura Corp.	2,700	71,886

OSJB Holdings Corp.	7,000	18,751

Penta-Ocean Construction Co., Ltd.	17,300	136,052

Raito Kogyo Co., Ltd.	2,600	44,235

Raiznext Corp.(a)	3,800	41,129

Sanki Engineering Co., Ltd.	8,100	106,510

Seikitokyu Kogyo Co., Ltd.	4,300	36,229

Shinnihon Corp.	1,600	12,786

SHO-BOND Holdings Co., Ltd.	1,400	60,434

Sumitomo Densetsu Co., Ltd.(a)	2,000	43,602

Sumitomo Mitsui Construction Co., Ltd.	10,740	48,500

Taihei Dengyo Kaisha Ltd.	1,000	23,937

Taikisha Ltd.	2,100	57,679

Takamatsu Construction Group Co., Ltd.(a)	1,900	37,071

Tekken Corp.	800	14,306

Toa Corp.(a)	1,100	24,290

Toa Road Corp.	500	19,163

Tobishima Corp.(a)	2,100	22,881

Toda Corp.	15,600	114,494

Tokyu Construction Co., Ltd.	8,600	46,852

Totetsu Kogyo Co., Ltd.	2,200	52,700

Toyo Construction Co., Ltd.	5,000	26,018

Wakachiku Construction Co., Ltd.	900	11,183

Yahagi Construction Co., Ltd.	3,200	24,326

Yokogawa Bridge Holdings Corp.	1,600	29,698

Yurtec Corp.	3,200	23,602

Total Construction & Engineering		2,062,559

Construction Materials – 0.6%

Asia Pile Holdings Corp.(a)	5,300	25,613

Krosaki Harima Corp.	700	31,009

Shinagawa Refractories Co., Ltd.(a)	1,200	31,320

Sumitomo Osaka Cement Co., Ltd.(a)	2,100	66,991

Vertex Corp.	1,000	24,606

Total Construction Materials		179,539

Consumer Finance – 1.4%

AEON Financial Service Co., Ltd.	14,100	189,489

Credit Saison Co., Ltd.(a)	10,500	126,190

Jaccs Co., Ltd.	2,600	53,388

Orient Corp.(a)	61,400	85,571

Total Consumer Finance		454,638

Containers & Packaging – 0.9%

Fuji Seal International, Inc.	1,500	33,584

Hokkan Holdings Ltd.	1,300	17,200

Kohsoku Corp.(a)	1,000	13,484

Pack Corp. (The)	600	16,398

Rengo Co., Ltd.(a)	16,181	140,723

Tomoku Co., Ltd.	1,200	20,069

Toyo Seikan Group Holdings Ltd.(a)	4,300	51,211

Total Containers & Packaging		292,669

Distributors – 0.3%

Arata Corp.	600	26,634

Doshisha Co., Ltd.	2,000	33,864

Happinet Corp.	1,700	23,615

Total Distributors		84,113

Diversified Consumer Services – 0.5%

Asante, Inc.	1,000	16,262

Benesse Holdings, Inc.	3,000	63,204

Japan Best Rescue System Co., Ltd.(a)	1,400	10,719

Riso Kyoiku Co., Ltd.	5,700	17,435

Sprix Ltd.	1,300	11,188

Studio Alice Co., Ltd.(a)	900	17,055

Tokyo Individualized Educational Institute, Inc.(a)	4,200	23,490

Total Diversified Consumer Services		159,353

Diversified Financial Services – 1.0%

eGuarantee, Inc.	500	9,443

Fuyo General Lease Co., Ltd.	1,500	103,439

Japan Investment Adviser Co., Ltd.	1,200	18,223

Japan Securities Finance Co., Ltd.(a)	6,500	46,941

Mizuho Leasing Co., Ltd.	2,200	66,199

NEC Capital Solutions Ltd.(a)	1,200	22,002

Ricoh Leasing Co., Ltd.(a)	1,500	47,104

Total Diversified Financial Services		313,351

Diversified Telecommunication Services – 0.3%

ARTERIA Networks Corp.(a)	3,600	53,495

Asahi Net, Inc.	1,400	10,250

Internet Initiative Japan, Inc.(a)	1,400	32,916

Total Diversified Telecommunication Services		96,661

Electric Utilities – 0.8%

Hokkaido Electric Power Co., Inc.(a)	6,500	29,706

Hokuriku Electric Power Co.(a)	8,500	58,231

Okinawa Electric Power Co., Inc. (The)	4,383	61,520

Shikoku Electric Power Co., Inc.	12,400	96,507

Total Electric Utilities		245,964

Electrical Equipment – 1.4%

Daihen Corp.	900	39,624

Denyo Co., Ltd.	900	17,039

Furukawa Electric Co., Ltd.(a)	2,626	70,581

GS Yuasa Corp.(a)	2,300	62,444

Idec Corp.	1,200	19,276

Mabuchi Motor Co., Ltd.	2,200	96,860

Nippon Carbon Co., Ltd.	700	29,425

Nissin Electric Co., Ltd.	3,400	38,277

Nitto Kogyo Corp.	2,100	38,541

Tatsuta Electric Wire and Cable Co., Ltd.	4,100	23,339

Total Electrical Equipment		435,406

See Notes to Financial Statements.

WisdomTree Trust	45

Schedule of Investments (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2021

Investments	Shares	Value

Electronic Equipment, Instruments & Components – 5.2%

Ai Holdings Corp.	1,900	$37,708

Alps Alpine Co., Ltd.(a)	4,000	52,851

Amano Corp.	3,500	85,140

Canon Electronics, Inc.	2,800	43,634

Canon Marketing Japan, Inc.	6,900	153,361

CONEXIO Corp.	2,700	33,915

Daiwabo Holdings Co., Ltd.	5,000	76,109

Dexerials Corp.	3,900	66,776

Elematec Corp.	1,958	18,038

ESPEC Corp.	1,400	23,426

Hakuto Co., Ltd.	2,100	24,326

Horiba Ltd.	1,300	82,118

Innotech Corp.	2,000	24,036

Iriso Electronics Co., Ltd.(a)	400	17,864

Japan Aviation Electronics Industry Ltd.	2,400	38,878

Kaga Electronics Co., Ltd.	2,000	44,887

Kyosan Electric Manufacturing Co., Ltd.(a)	4,600	17,151

Macnica Fuji Electronics Holdings, Inc.	3,400	67,969

Meiko Electronics Co., Ltd.	700	17,022

Nichicon Corp.(a)	3,300	33,478

Nippon Ceramic Co., Ltd.	1,100	26,549

Nippon Electric Glass Co., Ltd.	7,300	169,453

Nippon Signal Co., Ltd.	3,100	27,521

Nissha Co., Ltd.	2,100	26,036

Nohmi Bosai Ltd.	2,166	42,144

Oki Electric Industry Co., Ltd.	5,900	61,403

Optex Group Co., Ltd.	1,300	19,412

Osaki Electric Co., Ltd.	3,300	18,217

Restar Holdings Corp.	2,500	46,154

Riken Keiki Co., Ltd.	800	19,946

Ryoden Corp.(a)	1,700	25,369

Ryosan Co., Ltd.	1,500	30,665

Sanshin Electronics Co., Ltd.(a)	1,500	27,217

Siix Corp.	1,600	23,631

Tachibana Eletech Co., Ltd.(a)	1,500	21,910

Tokyo Electron Device Ltd.	700	24,674

Tsuzuki Denki Co., Ltd.	1,700	25,492

V Technology Co., Ltd.(a)	400	19,729

Total Electronic Equipment, Instruments & Components		1,614,209

Energy Equipment & Services – 0.1%

Toyo Kanetsu K.K.	1,000	24,570

Entertainment – 1.0%

Akatsuki, Inc.	300	12,149

Avex, Inc.(a)	3,200	39,588

COLOPL, Inc.(a)	3,200	24,152

Daiichikosho Co., Ltd.	2,600	100,941

GungHo Online Entertainment, Inc.	1,500	29,674

Marvelous, Inc.	3,400	26,492

Toei Animation Co., Ltd.(a)	900	96,516

Total Entertainment		329,512

Food & Staples Retailing – 2.6%

Aeon Hokkaido Corp.	2,000	21,937

Ain Holdings, Inc.(a)	400	25,846

Arcs Co., Ltd.	2,000	43,276

Axial Retailing, Inc.(a)	800	34,860

Belc Co., Ltd.	600	33,502

Cawachi Ltd.	800	20,858

cocokara fine, Inc.(a)	600	46,208

Create SD Holdings Co., Ltd.	1,700	55,385

G-7 Holdings, Inc.	1,400	33,435

Heiwado Co., Ltd.(a)	1,400	28,431

Inageya Co., Ltd.(a)	1,000	14,986

JM Holdings Co., Ltd.	900	18,529

Kato Sangyo Co., Ltd.	1,500	48,529

Kusuri no Aoki Holdings Co., Ltd.(a)	200	15,348

Life Corp.	1,500	45,814

Maxvalu Tokai Co., Ltd.	1,100	25,823

Mitsubishi Shokuhin Co., Ltd.	1,500	42,014

Nihon Chouzai Co., Ltd.	1,100	17,769

Okuwa Co., Ltd.	1,800	19,710

Qol Holdings Co., Ltd.	1,300	18,306

Retail Partners Co., Ltd.	1,000	12,579

San-A Co., Ltd.	600	25,005

United Super Markets Holdings, Inc.	2,800	29,546

Valor Holdings Co., Ltd.(a)	2,500	56,267

Yaoko Co., Ltd.(a)	800	49,231

Yokohama Reito Co., Ltd.	2,400	19,830

Total Food & Staples Retailing		803,024

Food Products – 3.1%

Ariake Japan Co., Ltd.	500	30,362

DyDo Group Holdings, Inc.	300	14,443

Feed One Co., Ltd.	2,700	22,358

Fuji Oil Holdings, Inc.(a)	3,251	86,880

Fujicco Co., Ltd.(a)	1,100	19,412

Hokuto Corp.	2,100	39,662

Itoham Yonekyu Holdings, Inc.	14,700	96,980

J-Oil Mills, Inc.	1,400	25,276

Kakiyasu Honten Co., Ltd.	700	16,718

Kameda Seika Co., Ltd.	500	21,810

Kotobuki Spirits Co., Ltd.	400	26,027

Kyokuyo Co., Ltd.(a)	900	24,882

Marudai Food Co., Ltd.	1,100	17,082

Maruha Nichiro Corp.	1,400	33,258

Megmilk Snow Brand Co., Ltd.	1,700	34,600

Mitsui Sugar Co., Ltd.	1,300	23,082

Morinaga & Co., Ltd.	1,300	46,529

Morinaga Milk Industry Co., Ltd.	1,300	68,471

Nippn Corp.	2,400	35,989

Nippon Suisan Kaisha Ltd.	9,700	46,701

Nisshin Oillio Group Ltd. (The)	1,300	38,412

Prima Meat Packers Ltd.	2,100	66,326

Riken Vitamin Co., Ltd.	1,800	22,235

Rock Field Co., Ltd.(a)	1,100	16,794

S Foods, Inc.	800	27,403

Sakata Seed Corp.	600	22,208

Showa Sangyo Co., Ltd.(a)	1,500	42,149

Total Food Products		966,049

See Notes to Financial Statements.

46	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2021

Investments	Shares	Value

Gas Utilities – 0.4%

Nippon Gas Co., Ltd.(a)	4,200	$73,205

Saibu Gas Co., Ltd.	1,600	45,901

Shizuoka Gas Co., Ltd.	2,400	21,611

Total Gas Utilities		140,717

Health Care Equipment & Supplies – 1.2%

Daiken Medical Co., Ltd.	1,900	10,472

Eiken Chemical Co., Ltd.	1,000	19,575

Hogy Medical Co., Ltd.	1,000	30,543

Japan Lifeline Co., Ltd.	3,000	38,036

Jeol Ltd.	700	27,810

Mani, Inc.	1,200	30,190

Menicon Co., Ltd.	300	17,729

Nagaileben Co., Ltd.	1,400	34,715

Nakanishi, Inc.	2,200	45,891

Nihon Kohden Corp.	1,900	55,538

Nipro Corp.(a)	2,623	31,737

Paramount Bed Holdings Co., Ltd.	2,006	42,716

Total Health Care Equipment & Supplies		384,952

Health Care Providers & Services – 1.3%

As One Corp.	400	50,353

BML, Inc.	1,000	34,615

France Bed Holdings Co., Ltd.	2,400	21,046

H.U. Group Holdings, Inc.(a)	2,600	87,412

Ship Healthcare Holdings, Inc.	3,318	93,384

Solasto Corp.	2,100	27,139

Toho Holdings Co., Ltd.	2,000	36,742

Tokai Corp.	900	19,637

Vital KSK Holdings, Inc.	3,200	22,849

WIN-Partners Co., Ltd.(a)	1,600	15,233

Total Health Care Providers & Services		408,410

Hotels, Restaurants & Leisure – 1.3%

Doutor Nichires Holdings Co., Ltd.	900	14,009

Fuji Kyuko Co., Ltd.	300	15,964

Hiday Hidaka Corp.(a)	1,422	23,125

Ichibanya Co., Ltd.(a)	1,000	43,620

KFC Holdings Japan Ltd.	1,000	26,869

KOMEDA Holdings Co., Ltd.	1,700	31,000

Koshidaka Holdings Co., Ltd.(a)	4,400	23,732

Kyoritsu Maintenance Co., Ltd.(a)	700	23,217

MOS Food Services, Inc.(a)	700	20,588

Ohsho Food Service Corp.(a)	700	36,869

Resorttrust, Inc.	2,600	43,482

Saizeriya Co., Ltd.(a)	900	18,530

St. Marc Holdings Co., Ltd.	1,300	20,247

Sushiro Global Holdings Ltd.	1,000	44,253

Tokyotokeiba Co., Ltd.	700	35,412

Total Hotels, Restaurants & Leisure		420,917

Household Durables – 1.7%

ES-Con Japan Ltd.	4,700	33,389

FJ Next Co., Ltd.(a)	2,500	25,385

Foster Electric Co., Ltd.	1,200	14,183

Fuji Corp., Ltd.(a)	2,900	19,447

Hinokiya Group Co., Ltd.	1,400	31,826

Hoosiers Holdings(a)	5,400	36,016

Ki-Star Real Estate Co., Ltd.	700	25,561

LEC, Inc.(a)	1,000	11,430

Pressance Corp.(a)	2,117	32,358

Sanei Architecture Planning Co., Ltd.	1,200	19,157

Sangetsu Corp.	3,400	51,600

Sumitomo Forestry Co., Ltd.	4,700	101,486

Tama Home Co., Ltd.	2,100	41,696

Tamron Co., Ltd.	1,900	37,072

Toa Corp.	2,300	20,044

Zojirushi Corp.	1,600	28,018

Total Household Durables		528,668

Household Products – 0.2%

Earth Corp.	700	42,190

ST Corp.	1,000	17,692

Total Household Products		59,882

Independent Power & Renewable Electricity Producers – 0.9%

Electric Power Development Co., Ltd.(a)	13,500	236,281

eRex Co., Ltd.	1,000	16,706

West Holdings Corp.(a)	1,300	40,529

Total Independent Power & Renewable Electricity Producers		293,516

Industrial Conglomerates – 0.4%

Nisshinbo Holdings, Inc.	8,700	64,876

TOKAI Holdings Corp.	6,300	54,505

Total Industrial Conglomerates		119,381

Interactive Media & Services – 0.2%

Dip Corp.	2,000	52,470

MTI Ltd.	1,700	12,431

Total Interactive Media & Services		64,901

Internet & Direct Marketing Retail – 0.2%

ASKUL Corp.	1,200	45,937

Belluna Co., Ltd.	2,500	29,366

Total Internet & Direct Marketing Retail		75,303

IT Services – 2.5%

Comture Corp.	500	12,081

Digital Garage, Inc.	500	20,385

DTS Corp.	2,100	48,005

Future Corp.(a)	1,500	27,149

GMO GlobalSign Holdings K.K.	100	6,145

GMO Internet, Inc.	1,500	43,032

ID Holdings Corp.	1,100	12,692

Ines Corp.	1,400	16,838

Infocom Corp.	900	22,919

Infomart Corp.	1,700	14,662

Information Services International-Dentsu Ltd.	1,700	60,231

Itfor, Inc.	2,000	15,023

JBCC Holdings, Inc.	1,400	18,776

Kanematsu Electronics Ltd.	1,900	64,136

Mitsubishi Research Institute, Inc.	900	33,557

See Notes to Financial Statements.

WisdomTree Trust	47

Schedule of Investments (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2021

Investments	Shares	Value

NEC Networks & System Integration Corp.	4,500	$79,330

NS Solutions Corp.	2,600	82,588

NSD Co., Ltd.	3,300	54,980

SB Technology Corp.(a)	600	17,430

TDC Soft, Inc.(a)	1,500	13,833

TechMatrix Corp.	600	10,681

TKC Corp.	2,000	63,710

Transcosmos, Inc.	1,100	29,725

Uchida Yoko Co., Ltd.	200	8,914

Total IT Services		776,822

Leisure Products – 1.1%

Furyu Corp.	1,900	18,501

GLOBERIDE, Inc.	300	11,606

Heiwa Corp.(a)	6,800	111,200

Mizuno Corp.	1,300	25,577

Sankyo Co., Ltd.	5,400	143,332

Tomy Co., Ltd.	3,200	29,104

Total Leisure Products		339,320

Life Sciences Tools & Services – 0.1%

EPS Holdings, Inc.	1,700	17,385

Machinery – 4.7%

Aichi Corp.	3,000	24,163

Aida Engineering Ltd.	3,000	26,986

Alinco, Inc.(a)	2,200	19,611

CKD Corp.	800	16,702

DMG Mori Co., Ltd.	3,700	60,740

Ebara Corp.	2,100	85,805

Fujitec Co., Ltd.	3,100	66,152

Furukawa Co., Ltd.	2,600	31,435

Giken Ltd.	900	40,643

Glory Ltd.	2,200	47,385

Hitachi Zosen Corp.(a)	8,035	65,080

Japan Steel Works Ltd. (The)	1,503	35,732

Juki Corp.	1,900	15,303

Kitz Corp.	3,100	17,983

Kyokuto Kaihatsu Kogyo Co., Ltd.	1,500	22,453

Meidensha Corp.	1,600	34,853

METAWATER Co., Ltd.(a)	1,400	28,063

Mitsubishi Logisnext Co., Ltd.(a)	1,900	22,284

Mitsuboshi Belting Ltd.	1,400	22,565

Morita Holdings Corp.	1,600	25,875

Nachi-Fujikoshi Corp.	700	30,502

Nikkiso Co., Ltd.	1,800	18,358

Nikko Co., Ltd.	3,100	20,508

Nissei ASB Machine Co., Ltd.	300	14,281

Nitta Corp.(a)	900	21,453

Noritake Co., Ltd.	500	16,063

Obara Group, Inc.(a)	700	23,977

Oiles Corp.(a)	1,600	24,529

OKUMA Corp.	600	34,480

Organo Corp.	400	24,036

OSG Corp.	2,500	44,593

Sansei Technologies, Inc.	2,500	17,828

Shibaura Machine Co., Ltd.	1,900	48,059

Shibuya Corp.	600	19,276

Shinmaywa Industries Ltd.	4,300	39,770

Shinwa Co., Ltd.	1,300	25,588

Sodick Co., Ltd.(a)	2,500	23,281

Star Micronics Co., Ltd.(a)	2,200	32,851

Sumitomo Heavy Industries Ltd.(a)	2,600	72,353

Takeuchi Manufacturing Co., Ltd.	1,100	30,810

Takuma Co., Ltd.	1,900	41,215

Technoflex Corp.	1,100	10,303

Teikoku Electric Manufacturing Co., Ltd.(a)	1,800	21,535

Tocalo Co., Ltd.	1,800	23,587

Tsubakimoto Chain Co.	1,700	46,923

Tsugami Corp.	1,100	16,555

Union Tool Co.	500	15,928

YAMABIKO Corp.	1,400	15,558

Total Machinery		1,484,013

Marine – 1.1%

Iino Kaiun Kaisha Ltd.	7,600	36,453

Mitsui OSK Lines Ltd.(a)	2,600	91,176

Nippon Yusen K.K.(a)	5,800	198,145

NS United Kaiun Kaisha Ltd.	1,400	23,882

Total Marine		349,656

Media – 1.1%

FAN Communications, Inc.	4,800	17,897

Gakken Holdings Co., Ltd.	1,000	13,204

Intage Holdings, Inc.	2,800	32,966

Kadokawa Corp.	1,700	66,077

Proto Corp.	1,300	13,776

SKY Perfect JSAT Holdings, Inc.	15,700	69,904

Tow Co., Ltd.	4,100	11,910

Tv Tokyo Holdings Corp.	800	17,274

ValueCommerce Co., Ltd.	700	22,742

Wowow, Inc.	1,700	43,262

Zenrin Co., Ltd.	1,800	21,584

Total Media		330,596

Metals & Mining – 2.8%

Asahi Holdings, Inc.(a)	7,200	138,005

Daido Steel Co., Ltd.(a)	1,300	60,118

Daiki Aluminium Industry Co., Ltd.	4,200	40,746

Dowa Holdings Co., Ltd.	2,500	104,186

Godo Steel Ltd.	2,900	57,055

Kurimoto Ltd.	1,500	23,769

Kyoei Steel Ltd.	3,800	57,086

Maruichi Steel Tube Ltd.	4,200	95,973

Mitsubishi Materials Corp.	3,900	91,200

Mitsui Mining & Smelting Co., Ltd.(a)	2,200	76,453

Toho Titanium Co., Ltd.	2,700	24,312

Tokyo Steel Manufacturing Co., Ltd.(a)	7,600	58,255

Tokyo Tekko Co., Ltd.	900	15,377

UACJ Corp.*	953	23,010

Total Metals & Mining		865,545

See Notes to Financial Statements.

48	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2021

Investments	Shares	Value

Multiline Retail – 0.6%

Izumi Co., Ltd.	2,300	$90,231

MrMax Holdings Ltd.	1,700	11,061

Takashimaya Co., Ltd.	7,200	76,952

Total Multiline Retail		178,244

Oil, Gas & Consumable Fuels – 1.3%

Cosmo Energy Holdings Co., Ltd.(a)	6,400	152,731

Itochu Enex Co., Ltd.	8,600	84,988

Iwatani Corp.	1,700	105,077

Sala Corp.	3,900	21,635

San-Ai Oil Co., Ltd.	2,800	33,271

Sinanen Holdings Co., Ltd.	700	19,290

Total Oil, Gas & Consumable Fuels		416,992

Paper & Forest Products – 0.6%

Daiken Corp.	1,400	27,924

Daio Paper Corp.	3,300	56,712

Hokuetsu Corp.	9,000	42,190

Nippon Paper Industries Co., Ltd.(a)	5,500	66,000

Total Paper & Forest Products		192,826

Personal Products – 0.6%

Kitanotatsujin Corp.	1,300	7,494

Mandom Corp.	1,800	34,013

Milbon Co., Ltd.	500	27,466

Noevir Holdings Co., Ltd.(a)	2,100	95,403

Shinnihonseiyaku Co., Ltd.	600	12,695

Total Personal Products		177,071

Pharmaceuticals – 2.1%

Fuji Pharma Co., Ltd.	1,600	18,447

Kaken Pharmaceutical Co., Ltd.	3,500	137,308

KYORIN Holdings, Inc.(a)	5,500	95,964

Mochida Pharmaceutical Co., Ltd.	1,200	46,588

Nichi-iko Pharmaceutical Co., Ltd.(a)	2,700	24,312

Sawai Pharmaceutical Co., Ltd.	2,300	110,421

Seikagaku Corp.	2,400	22,458

Taiko Pharmaceutical Co., Ltd.(a)	1,000	11,294

Towa Pharmaceutical Co., Ltd.	1,600	35,374

Tsumura & Co.	3,400	121,692

ZERIA Pharmaceutical Co., Ltd.(a)	2,200	41,870

Total Pharmaceuticals		665,728

Professional Services – 2.3%

Altech Corp.	1,550	30,734

BayCurrent Consulting, Inc.	200	45,701

BeNEXT Group, Inc.(a)	4,735	75,460

en-japan, Inc.	1,700	52,538

Forum Engineering, Inc.	2,300	22,084

FULLCAST Holdings Co., Ltd.	1,100	19,890

Funai Soken Holdings, Inc.	1,340	26,024

IR Japan Holdings Ltd.	200	24,199

JAC Recruitment Co., Ltd.	3,000	47,376

Meitec Corp.	1,700	94,000

Nexyz Group Corp.	1,200	11,989

Nisso Corp.	2,200	17,102

Nomura Co., Ltd.	6,600	54,831

Outsourcing, Inc.	3,100	50,049

SMS Co., Ltd.	400	12,235

Tanseisha Co., Ltd.	3,800	30,297

TechnoPro Holdings, Inc.	900	75,095

Weathernews, Inc.	400	19,077

Total Professional Services		708,681

Real Estate Management & Development – 2.5%

Aoyama Zaisan Networks Co., Ltd. (a)	1,000	14,480

Daibiru Corp.(a)	2,900	37,451

Goldcrest Co., Ltd.(a)	3,000	46,045

Heiwa Real Estate Co., Ltd.	1,700	53,154

Ichigo, Inc.	16,500	48,828

Katitas Co., Ltd.	1,600	44,742

Keihanshin Building Co., Ltd.(a)	1,700	22,908

Nippon Commercial Development Co., Ltd.	1,700	26,415

Raysum Co., Ltd.(a)	2,900	23,672

SAMTY Co., Ltd.(a)	3,000	55,059

Shinoken Group Co., Ltd.	3,500	40,131

Star Mica Holdings Co., Ltd.	800	8,789

Starts Corp., Inc.	2,700	70,982

Sun Frontier Fudousan Co., Ltd.	3,700	32,379

Takara Leben Co., Ltd.	10,900	36,794

TOC Co., Ltd.(a)	2,800	19,967

Tokyo Tatemono Co., Ltd.	11,100	168,861

Tosei Corp.	2,800	28,329

Total Real Estate Management & Development		778,986

Road & Rail – 1.5%

Fukuyama Transporting Co., Ltd.	700	28,887

Hamakyorex Co., Ltd.	800	23,493

Ichinen Holdings Co., Ltd.(a)	1,300	15,871

Maruzen Showa Unyu Co., Ltd.	800	23,493

Nikkon Holdings Co., Ltd.(a)	2,500	50,294

Nishi-Nippon Railroad Co., Ltd.	1,200	32,112

Sakai Moving Service Co., Ltd.	300	13,453

Sankyu, Inc.	1,700	74,769

Seino Holdings Co., Ltd.	9,500	132,570

Senko Group Holdings Co., Ltd.(a)	6,900	65,441

Total Road & Rail		460,383

Semiconductors & Semiconductor Equipment – 1.3%

Ferrotec Holdings Corp.	1,400	27,987

Japan Material Co., Ltd.	2,300	27,267

Mimasu Semiconductor Industry Co., Ltd.	1,000	24,697

Optorun Co., Ltd.	1,800	44,682

Rorze Corp.	300	21,231

SCREEN Holdings Co., Ltd.	400	35,258

Shinko Electric Industries Co., Ltd.	2,400	74,389

Tokyo Seimitsu Co., Ltd.	1,300	59,294

Ulvac, Inc.	1,600	67,403

Yamaichi Electronics Co., Ltd.(a)	1,700	23,046

Total Semiconductors & Semiconductor Equipment		405,254

See Notes to Financial Statements.

WisdomTree Trust	49

Schedule of Investments (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2021

Investments	Shares	Value

Software – 0.8%

Broadleaf Co., Ltd.(a)	3,400	$16,708

Computer Engineering & Consulting Ltd.	1,500	19,507

Cresco Ltd.(a)	1,300	18,977

Cybernet Systems Co., Ltd.	1,900	15,062

Digital Arts, Inc.	200	17,539

Fuji Soft, Inc.	400	20,742

Fukui Computer Holdings, Inc.	500	17,941

Miroku Jyoho Service Co., Ltd.(a)	900	16,786

SRA Holdings(a)	1,600	39,254

Systena Corp.	2,700	54,049

UNITED, Inc.(a)	1,000	12,606

Total Software		249,171

Specialty Retail – 2.9%

Adastria Co., Ltd.	1,622	29,783

Alleanza Holdings Co., Ltd.(a)	1,400	16,838

Alpen Co., Ltd.	1,100	23,633

Arcland Sakamoto Co., Ltd.	1,000	15,385

Autobacs Seven Co., Ltd.	5,200	70,588

Bic Camera, Inc.	4,800	53,864

Chiyoda Co., Ltd.	3,400	30,492

DCM Holdings Co., Ltd.	6,900	72,309

EDION Corp.(a)	7,200	80,731

Geo Holdings Corp.(a)	1,400	15,052

Honeys Holdings Co., Ltd.	1,900	18,604

Joshin Denki Co., Ltd.	800	22,878

Joyful Honda Co., Ltd.	4,400	57,140

Keiyo Co., Ltd.(a)	2,400	15,920

Kohnan Shoji Co., Ltd.	1,200	34,588

Kojima Co., Ltd.	2,500	15,973

Komeri Co., Ltd.	1,700	47,462

Nafco Co., Ltd.	1,300	25,165

Nojima Corp.	1,600	40,717

PAL GROUP Holdings Co., Ltd.	3,100	42,923

PC Depot Corp.(a)	2,500	11,199

T-Gaia Corp.	2,900	50,310

VT Holdings Co., Ltd.	9,354	37,755

World Co., Ltd.*	2,200	29,426

Xebio Holdings Co., Ltd.	2,800	23,718

Yellow Hat Ltd.	2,100	35,976

Total Specialty Retail		918,429

Technology Hardware, Storage & Peripherals – 0.5%

Eizo Corp.	900	34,005

Elecom Co., Ltd.(a)	2,400	53,343

MCJ Co., Ltd.	5,700	49,675

Wacom Co., Ltd.	3,600	24,206

Total Technology Hardware, Storage & Peripherals		161,229

Textiles, Apparel & Luxury Goods – 1.4%

Asics Corp.	3,400	54,308

Baroque Japan Ltd.(a)	3,800	27,064

Fujibo Holdings, Inc.	700	25,339

Gunze Ltd.	900	33,842

Japan Wool Textile Co., Ltd. (The)	5,200	48,471

Kurabo Industries Ltd.	1,000	17,357

Onward Holdings Co., Ltd.(a)	25,439	71,828

Seiko Holdings Corp.(a)	3,500	59,452

Seiren Co., Ltd.	1,900	33,461

Wacoal Holdings Corp.	2,100	46,656

Yondoshi Holdings, Inc.(a)	1,700	29,615

Total Textiles, Apparel & Luxury Goods		447,393

Thrifts & Mortgage Finance – 0.1%

Aruhi Corp.(a)	1,400	22,869

Trading Companies & Distributors – 3.0%

Advan Co., Ltd.	1,400	12,885

Alconix Corp.	1,400	20,956

Chori Co., Ltd.	1,000	15,249

Gecoss Corp.	2,800	24,402

Hanwa Co., Ltd.	1,300	39,941

Inaba Denki Sangyo Co., Ltd.	2,300	55,533

Inabata & Co., Ltd.	3,100	46,514

Kamei Corp.	1,600	17,984

Kanamoto Co., Ltd.	1,300	33,894

Kanematsu Corp.	7,000	94,136

Nagase & Co., Ltd.(a)	6,500	101,706

Nichiden Corp.(a)	900	17,837

Nippon Steel Trading Corp.	1,496	54,898

Nishio Rent All Co., Ltd.	1,200	32,514

Onoken Co., Ltd.	2,200	27,515

Sanyo Trading Co., Ltd.	1,800	18,782

Sojitz Corp.(a)	77,100	217,694

Trusco Nakayama Corp.	900	23,929

Wakita & Co., Ltd.	2,400	21,698

Yamazen Corp.	2,800	26,404

Yuasa Trading Co., Ltd.	1,400	39,529

Total Trading Companies & Distributors		944,000

Transportation Infrastructure – 0.4%

Kamigumi Co., Ltd.	3,400	64,523

Mitsubishi Logistics Corp.(a)	2,000	61,267

Nissin Corp.	1,000	13,158

Total Transportation Infrastructure		138,948

Wireless Telecommunication Services – 0.2%

Okinawa Cellular Telephone Co.	1,700	78,154
TOTAL COMMON STOCKS (Cost: $30,744,664)		30,762,359

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 12.3%

United States – 12.3%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(b)
(Cost: $3,862,845)	3,862,845	3,862,845

TOTAL INVESTMENTS IN SECURITIES – 110.5% (Cost: $34,607,509)		34,625,204

Other Assets less Liabilities – (10.5)%		(3,293,374)

NET ASSETS – 100.0%		$31,331,830
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at March 31, 2021 (See Note 2). At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $7,229,453 and the total market value of the collateral held by the Fund was $7,696,627. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,833,782.

(b)	Rate shown represents annualized 7-day yield as of March 31, 2021.

See Notes to Financial Statements.

50	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2021

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	4/5/2021	228,572,981	JPY	2,068,472	USD	$129	$—
Bank of America N.A.	4/5/2021	195,921,135	JPY	1,772,989	USD	111	—
Bank of America N.A.	4/5/2021	2,068,472	USD	220,298,680	JPY	74,754	—
Bank of America N.A.	5/10/2021	2,226,848	USD	245,998,339	JPY	—	(184)
Bank of America N.A.	5/10/2021	1,908,735	USD	210,856,619	JPY	—	(158)
Bank of Montreal	4/5/2021	228,561,398	JPY	2,068,472	USD	24	—
Bank of Montreal	4/5/2021	2,068,472	USD	220,291,854	JPY	74,816	—
Bank of Montreal	5/10/2021	2,226,848	USD	245,985,869	JPY	—	(72)
Canadian Imperial Bank of Commerce	4/5/2021	228,570,706	JPY	2,068,472	USD	109	—
Canadian Imperial Bank of Commerce	4/5/2021	2,068,472	USD	220,299,714	JPY	74,744	—
Canadian Imperial Bank of Commerce	5/10/2021	2,226,848	USD	246,000,343	JPY	—	(203)
Citibank N.A.	4/5/2021	228,558,295	JPY	2,068,472	USD	—	(4)
Citibank N.A.	4/5/2021	2,068,472	USD	220,295,370	JPY	74,784	—
Citibank N.A.	5/10/2021	2,226,848	USD	245,990,323	JPY	—	(112)
Commonwealth Bank of Australia	4/5/2021	228,572,981	JPY	2,068,472	USD	129	—
Commonwealth Bank of Australia	5/10/2021	2,226,848	USD	245,999,007	JPY	—	(191)
Credit Suisse International	4/5/2021	228,553,745	JPY	2,068,472	USD	—	(45)
Credit Suisse International	4/5/2021	2,068,472	USD	220,308,195	JPY	74,668	—
Credit Suisse International	5/10/2021	2,226,848	USD	246,006,133	JPY	—	(255)
Goldman Sachs	4/5/2021	228,563,260	JPY	2,068,472	USD	41	—
Goldman Sachs	4/5/2021	2,068,472	USD	220,291,440	JPY	74,819	—
Goldman Sachs	5/10/2021	2,226,848	USD	245,983,642	JPY	—	(51)
HSBC Holdings PLC	4/5/2021	228,561,605	JPY	2,068,472	USD	26	—
HSBC Holdings PLC	4/5/2021	2,068,472	USD	220,292,474	JPY	74,810	—
HSBC Holdings PLC	5/10/2021	2,226,848	USD	245,989,877	JPY	—	(108)
JP Morgan Chase Bank N.A.	4/5/2021	228,563,053	JPY	2,068,472	USD	39	—
JP Morgan Chase Bank N.A.	4/5/2021	2,068,472	USD	220,295,577	JPY	74,782	—
JP Morgan Chase Bank N.A.	5/10/2021	2,226,848	USD	245,990,991	JPY	—	(118)
Royal Bank of Canada	4/5/2021	326,510,484	JPY	2,954,961	USD	—	(19)
Royal Bank of Canada	4/5/2021	2,068,472	USD	220,287,924	JPY	74,851	—
Royal Bank of Canada	4/5/2021	4,727,950	USD	503,516,746	JPY	171,089	—
Royal Bank of Canada	5/10/2021	3,181,212	USD	351,408,766	JPY	—	(105)
Societe Generale	4/5/2021	228,570,292	JPY	2,068,472	USD	105	—
Societe Generale	4/5/2021	2,068,472	USD	220,302,610	JPY	74,718	—
Societe Generale	5/10/2021	2,226,848	USD	245,995,444	JPY	—	(158)
Standard Chartered Bank	4/5/2021	228,555,813	JPY	2,068,472	USD	—	(26)
Standard Chartered Bank	4/5/2021	2,068,472	USD	220,312,953	JPY	74,625	—
Standard Chartered Bank	5/10/2021	2,226,848	USD	246,009,919	JPY	—	(289)
UBS AG	4/5/2021	228,556,847	JPY	2,068,472	USD	—	(17)
UBS AG	4/5/2021	2,068,472	USD	220,292,268	JPY	74,812	—
UBS AG	5/10/2021	2,226,848	USD	245,991,213	JPY	—	(120)
						$1,068,985	$(2,235)

See Notes to Financial Statements.

WisdomTree Trust	51

Schedule of Investments (concluded)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Construction & Engineering	$2,043,808	$18,751	$—	$2,062,559
Pharmaceuticals	555,307	110,421	—	665,728
Other	28,034,072	—	—	28,034,072
Investment of Cash Collateral for Securities Loaned	—	3,862,845	—	3,862,845
Total Investments in Securities	$30,633,187	$3,992,017	$—	$34,625,204
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$1,068,985	$—	$1,068,985
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(2,235)	$—	$(2,235)
Total – Net	$30,633,187	$5,058,767	$—	$35,691,954
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

52	WisdomTree Trust

Statements of Assets and Liabilities

WisdomTree Trust

March 31, 2021

	WisdomTree Europe Hedged Equity Fund	WisdomTree Europe Hedged SmallCap Equity Fund	WisdomTree Germany Hedged Equity Fund	WisdomTree International Hedged Quality Dividend Growth Fund	WisdomTree Japan Hedged Equity Fund	WisdomTree Japan Hedged SmallCap Equity Fund
ASSETS:

Investments, at cost	$1,675,861,283	$32,906,210	$27,316,109	$722,078,053	$1,612,583,123	$34,607,509

Investment in affiliates, at cost (Note 3)	—	—	—	1,253,858	—	—

Foreign currency, at cost	714,732	110,267	20,080	573,057	3,842,144	71,303
Investments in securities, at value[1,2] (Note 2)	1,983,485,534	38,148,343	31,020,404	900,620,602	1,685,385,885	34,625,204

Investment in affiliates, at value (Note 3)	—	—	—	1,615,390	—	—

Cash	52,600	1,859	241	321,314	1,065,797	3,547

Foreign currency, at value	716,282	110,507	19,545	569,890	3,840,417	71,303

Unrealized appreciation on foreign currency contracts	60,999,016	1,165,667	942,570	23,168,001	58,546,393	1,068,985

Receivables:

Capital shares sold	—	—	—	—	12,202,921	—

Dividends	2,041,475	93,537	—	6,616,554	16,046,562	353,858

Securities lending income	19,752	1,976	—	15,883	28,860	1,494

Foreign tax reclaims	4,539,403	190,422	409,276	2,334,211	—	—
Total Assets	2,051,854,062	39,712,311	32,392,036	935,261,845	1,777,116,835	36,124,391
LIABILITIES:

Unrealized depreciation on foreign currency contracts	1,672,261	2,181	1,916	50,265	1,642,096	2,235

Payables:

Cash collateral received for securities loaned (Note 2)	53,738,416	1,050,216	—	13,942,780	37,359,605	3,862,845

Investment securities purchased	57,842,463	1,288,862	918,829	21,337,216	62,695,875	912,105

Advisory fees (Note 3)	925,946	17,917	12,360	437,227	654,528	15,260

Service fees (Note 2)	7,024	138	114	3,301	6,000	116
Total Liabilities	114,186,110	2,359,314	933,219	35,770,789	102,358,104	4,792,561
NET ASSETS	$1,937,667,952	$37,352,997	$31,458,817	$899,491,056	$1,674,758,731	$31,331,830
NET ASSETS:

Paid-in capital	$3,831,999,242	$58,129,724	$61,662,514	$768,619,254	$3,387,871,403	$54,636,381

Total distributable earnings (loss)	(1,894,331,290)	(20,776,727)	(30,203,697)	130,871,802	(1,713,112,672)	(23,304,551)
NET ASSETS	$1,937,667,952	$37,352,997	$31,458,817	$899,491,056	$1,674,758,731	$31,331,830
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	26,650,000	1,100,000	900,000	21,850,000	27,450,000	700,000
Net asset value per share	$72.71	$33.96	$34.95	$41.17	$61.01	$44.76
[1] Includes market value of securities out on loan of:	$72,564,979	$1,299,046	—	$54,459,474	$173,972,974	$7,229,453
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust	53

Statements of Operations

WisdomTree Trust

For the Year Ended March 31, 2021

	WisdomTree Europe Hedged Equity Fund	WisdomTree Europe Hedged SmallCap Equity Fund	WisdomTree Germany Hedged Equity Fund	WisdomTree International Hedged Quality Dividend Growth Fund	WisdomTree Japan Hedged Equity Fund	WisdomTree Japan Hedged SmallCap Equity Fund
INVESTMENT INCOME:

Dividends[1]	$50,104,346	$1,149,081	$997,996	$23,199,527	$39,808,960	$717,338

Dividends from affiliates (Note 3)	—	—	—	41,591	—	—

Non-cash dividends	15,177,930	398,356	181,644	76,936	—	—

Securities lending income, net (Note 2)	413,393	39,775	6,954	158,552	247,278	18,563
Total investment income	65,695,669	1,587,212	1,186,594	23,476,606	40,056,238	735,901
EXPENSES:

Advisory fees (Note 3)	11,233,077	220,289	147,466	4,603,139	7,635,208	189,257

Service fees (Note 2)	85,217	1,671	1,353	34,921	69,989	1,436
Total expenses	11,318,294	221,960	148,819	4,638,060	7,705,197	190,693
Expense waivers (Note 3)	—	—	—	(4,133)	—	—
Net expenses	11,318,294	221,960	148,819	4,633,927	7,705,197	190,693
Net investment income	54,377,375	1,365,252	1,037,775	18,842,679	32,351,041	545,208
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(533,784,620)	(11,371,387)	(4,594,874)	11,066,959	(50,225,778)	(1,196,837)

Investment transactions in affiliates (Note 3)	—	—	—	15,366	—	—

In-kind redemptions	123,140,210	(93,227)	1,774,403	39,760,445	17,703,030	(1,825,940)

Foreign currency contracts	(172,044,976)	(3,197,079)	(2,818,209)	(59,488,398)	(15,110,082)	(208,300)

Foreign currency related transactions	350,072	(2,335)	2,882	(285,539)	423,400	11,721
Net realized loss	(582,339,314)	(14,664,028)	(5,635,798)	(8,931,167)	(47,209,430)	(3,219,356)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	1,200,318,038	28,217,379	18,475,697	217,264,505	573,615,038	11,695,722

Investment transactions in affiliates (Note 3)	—	—	—	620,658	—	—

Foreign currency contracts	51,214,433	929,757	844,453	14,016,169	56,462,120	953,891

Translation of assets and liabilities denominated in foreign currencies	359,861	14,813	26,295	(27,699)	(72,945)	(2,604)
Net increase in unrealized appreciation/depreciation	1,251,892,332	29,161,949	19,346,445	231,873,633	630,004,213	12,647,009
Net realized and unrealized gain on investments	669,553,018	14,497,921	13,710,647	222,942,466	582,794,783	9,427,653
Net increase from payment by affiliate (Note 3)	—	—	—	1,756,103	22,753	—
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$723,930,393	$15,863,173	$14,748,422	$243,541,248	$615,168,577	$9,972,861
[1] Net of foreign withholding tax of:	$8,132,662	$196,200	$134,671	$1,754,300	$4,423,852	$79,593

See Notes to Financial Statements.

54	WisdomTree Trust

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree Europe Hedged Equity Fund		WisdomTree Europe Hedged SmallCap Equity Fund		WisdomTree Germany Hedged Equity Fund

	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$54,377,375	$78,001,113	$1,365,252	$3,694,613	$1,037,775	$1,302,782

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(582,339,314)	93,711,400	(14,664,028)	4,524,788	(5,635,798)	459,677

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	1,251,892,332	(677,399,979)	29,161,949	(20,105,830)	19,346,445	(7,954,136)
Net increase (decrease) in net assets resulting from operations	723,930,393	(505,687,466)	15,863,173	(11,886,429)	14,748,422	(6,191,677)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(53,199,944)	(73,070,900)	(1,413,257)	(3,656,484)	(1,043,996)	(1,302,508)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	42,516,333	3,557,401	—	—	—	1,489,195

Cost of shares redeemed	(975,850,079)	(968,886,044)	(26,293,657)	(55,930,935)	(11,867,822)	(15,913,474)

Net decrease in net assets resulting from capital share transactions	(933,333,746)	(965,328,643)	(26,293,657)	(55,930,935)	(11,867,822)	(14,424,279)
Net Increase (Decrease) in Net Assets	(262,603,297)	(1,544,087,009)	(11,843,741)	(71,473,848)	1,836,604	(21,918,464)
NET ASSETS:

Beginning of year	$2,200,271,249	$3,744,358,258	$49,196,738	$120,670,586	$29,622,213	$51,540,677

End of year	$1,937,667,952	$2,200,271,249	$37,352,997	$49,196,738	$31,458,817	$29,622,213
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	42,450,000	58,600,000	2,100,000	4,000,000	1,300,000	1,800,000

Shares created	650,000	50,000	—	—	—	50,000

Shares redeemed	(16,450,000)	(16,200,000)	(1,000,000)	(1,900,000)	(400,000)	(550,000)
Shares outstanding, end of year	26,650,000	42,450,000	1,100,000	2,100,000	900,000	1,300,000

See Notes to Financial Statements.

WisdomTree Trust	55

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree International Hedged Quality Dividend Growth Fund		WisdomTree Japan Hedged Equity Fund		WisdomTree Japan Hedged SmallCap Equity Fund

	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$18,842,679	$11,880,724	$32,351,041	$55,317,643	$545,208	$1,166,644

Net realized loss on investments, foreign currency contracts and foreign currency related transactions	(8,931,167)	(13,121,390)	(47,209,430)	(190,703,201)	(3,219,356)	(5,283,312)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	231,873,633	(38,129,013)	630,004,213	(175,200,973)	12,647,009	(2,695,091)

Net increase from payment by affiliate	1,756,103	—	22,753	—	—	—
Net increase (decrease) in net assets resulting from operations	243,541,248	(39,369,679)	615,168,577	(310,586,531)	9,972,861	(6,811,759)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(20,307,783)	(10,573,345)	(43,598,753)	(69,542,586)	(1,037,117)	(1,374,718)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	167,467,543	217,335,137	234,513,759	244,142,751	—	—

Cost of shares redeemed	(83,555,794)	(13,754,073)	(841,125,421)	(1,408,630,036)	(21,653,342)	(30,860,738)
Net increase (decrease) in net assets resulting from capital share transactions	83,911,749	203,581,064	(606,611,662)	(1,164,487,285)	(21,653,342)	(30,860,738)
Net Increase (Decrease) in Net Assets	307,145,214	153,638,040	(35,041,838)	(1,544,616,402)	(12,717,598)	(39,047,215)
NET ASSETS:

Beginning of year	$592,345,842	$438,707,802	$1,709,800,569	$3,254,416,971	$44,049,428	$83,096,643

End of year	$899,491,056	$592,345,842	$1,674,758,731	$1,709,800,569	$31,331,830	$44,049,428
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	19,350,000	13,650,000	40,100,000	64,550,000	1,300,000	2,100,000

Shares created	4,750,000	6,150,000	4,200,000	4,800,000	—	—
Shares redeemed	(2,250,000)	(450,000)	(16,850,000)	(29,250,000)	(600,000)	(800,000)
Shares outstanding, end of year	21,850,000	19,350,000	27,450,000	40,100,000	700,000	1,300,000

See Notes to Financial Statements.

56	WisdomTree Trust

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe Hedged Equity Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$51.83	$63.90	$62.67	$62.80	$52.04
Investment operations:

Net investment income[1]	1.76	1.52	1.79	1.23	1.70

Net realized and unrealized gain (loss)	20.86	(12.21)	0.90	0.08	10.59
Total from investment operations	22.62	(10.69)	2.69	1.31	12.29
Dividends and distributions to shareholders:

Net investment income	(1.74)	(1.38)	(1.29)	(1.44)	(1.53)

Tax return of capital	—	—	(0.17)	—	—
Total dividends and distributions to shareholders	(1.74)	(1.38)	(1.46)	(1.44)	(1.53)
Net asset value, end of year	$72.71	$51.83	$63.90	$62.67	$62.80

TOTAL RETURN[2]	44.22%	(17.15)%	4.33%	2.03%	24.20%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$1,937,668	$2,200,271	$3,744,358	$6,332,946	$9,300,174

Ratios to average net assets of:

Expenses	0.58%	0.58%	0.58%	0.58%	0.58%

Net investment income	2.81%	2.29%	2.86%	1.91%	3.13%
Portfolio turnover rate[3]	55%	26%	18%	20%	24%

WisdomTree Europe Hedged SmallCap Equity Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$23.43	$30.17	$30.62	$28.29	$23.90
Investment operations:

Net investment income[1]	1.02	1.22	1.06	0.74	0.81

Net realized and unrealized gain (loss)	10.56	(6.92)	(0.89)	2.05	4.25
Total from investment operations	11.58	(5.70)	0.17	2.79	5.06
Dividends and distributions to shareholders:

Net investment income	(1.05)	(1.04)	(0.62)	(0.45)	(0.67)

Tax return of capital	—	—	—	(0.01)	—
Total dividends and distributions to shareholders	(1.05)	(1.04)	(0.62)	(0.46)	(0.67)
Net asset value, end of year	$33.96	$23.43	$30.17	$30.62	$28.29

TOTAL RETURN[2]	50.50%	(19.62)%	0.54%	9.88%	21.62%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$37,353	$49,197	$120,671	$154,624	$155,594

Ratios to average net assets of:

Expenses	0.58%	0.58%	0.58%	0.58%	0.58%

Net investment income	3.59%	3.99%	3.55%	2.43%	3.27%
Portfolio turnover rate[3]	77%	49%	37%	37%	41%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period.

[3]

Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	57

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Germany Hedged Equity Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$22.79	$28.63	$30.95	$30.40	$25.54
Investment operations:

Net investment income[1]	0.98	0.88	1.10	0.87	0.84

Net realized and unrealized gain (loss)	12.16	(5.87)	(2.64)	0.54	4.99
Total from investment operations	13.14	(4.99)	(1.54)	1.41	5.83
Dividends and distributions to shareholders:

Net investment income	(0.98)	(0.85)	(0.59)	(0.64)	(0.97)

Tax return of capital	—	—	(0.19)	(0.22)	—
Total dividends and distributions to shareholders	(0.98)	(0.85)	(0.78)	(0.86)	(0.97)
Net asset value, end of year	$34.95	$22.79	$28.63	$30.95	$30.40

TOTAL RETURN[2]	58.59%	(18.06)%	(5.07)%	4.63%	23.62%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$31,459	$29,622	$51,541	$91,302	$124,648

Ratios to average net assets of:

Expenses	0.48%	0.48%	0.48%	0.48%	0.48%

Net investment income	3.38%	2.95%	3.66%	2.78%	3.14%
Portfolio turnover rate[3]	46%	41%	16%	20%	28%

WisdomTree International Hedged Quality Dividend Growth Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$30.61	$32.14	$30.78	$28.39	$25.73
Investment operations:

Net investment income[1]	0.88	0.78	0.64	0.58	0.56

Net realized and unrealized gain (loss)	10.54	(1.59)	0.83	1.99	2.80

Net increase from payment by affiliate	0.08	—	—	—	—
Total from investment operations	11.50	(0.81)	1.47	2.57	3.36
Dividends to shareholders:

Net investment income	(0.94)	(0.72)	(0.11)	(0.18)	(0.70)
Net asset value, end of year	$41.17	$30.61	$32.14	$30.78	$28.39

TOTAL RETURN[2]	37.85%[4]	(2.70)%	4.78%	9.05%	13.26%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$899,491	$592,346	$438,708	$543,192	$479,727

Ratios to average net assets of:

Expenses	0.58%[5,6]	0.58%[5,6]	0.58%	0.58%	0.58%

Net investment income	2.37%[5]	2.32%[5]	2.07%	1.89%	2.14%
Portfolio turnover rate[3]	67%	61%	56%	42%	53%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees for the WisdomTree International Hedged Quality Dividend Growth Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]

Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[4]

Includes a reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this reimbursement, total return would have been 0.27% lower (Note 3).

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

See Notes to Financial Statements.

58	WisdomTree Trust

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Hedged Equity Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$42.64	$50.42	$55.76	$50.40	$43.85
Investment operations:

Net investment income[1]	1.02	1.05	1.06	0.92	0.86

Net realized and unrealized gain (loss)	18.73	(7.52)	(5.03)	5.81	6.67

Net increase from payment by affiliate	0.00 [5]	—	—	—	—
Total from investment operations	19.75	(6.47)	(3.97)	6.73	7.53
Dividends to shareholders:

Net investment income	(1.38)	(1.31)	(1.37)	(1.37)	(0.98)
Net asset value, end of year	$61.01	$42.64	$50.42	$55.76	$50.40

TOTAL RETURN[2]	46.97%[3]	(13.26)%	(7.20)%	13.45%	17.45%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$1,674,759	$1,709,801	$3,254,417	$6,607,000	$8,411,670

Ratios to average net assets of:

Expenses	0.48%	0.48%	0.48%	0.48%	0.48%

Net investment income	2.03%	2.08%	1.96%	1.67%	1.91%
Portfolio turnover rate[4]	25%	20%	23%	18%	37%

WisdomTree Japan Hedged SmallCap Equity Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$33.88	$39.57	$44.13	$37.28	$31.24
Investment operations:

Net investment income[1]	0.64	0.75	0.51	0.64	0.70

Net realized and unrealized gain (loss)	11.45	(5.52)	(4.31)	6.91	5.94
Total from investment operations	12.09	(4.77)	(3.80)	7.55	6.64
Dividends to shareholders:

Net investment income	(1.21)	(0.92)	(0.76)	(0.70)	(0.60)
Net asset value, end of year	$44.76	$33.88	$39.57	$44.13	$37.28

TOTAL RETURN[2]	36.31%	(12.41)%	(8.77)%	20.42%	21.64%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$31,332	$44,049	$83,097	$207,434	$115,561

Ratios to average net assets of:

Expenses	0.58%	0.58%	0.58%	0.58%	0.58%

Net investment income	1.67%	1.90%	1.20%	1.51%	2.11%
Portfolio turnover rate[4]	41%	36%	38%	30%	48%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period.

[3]

Includes a reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding the reimbursement, total return would have been unchanged (Note 3).

[4]

Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

WisdomTree Trust	59

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Europe Hedged Equity Fund (“Europe Hedged Equity Fund’’)	December 31, 2009
WisdomTree Europe Hedged SmallCap Equity Fund (“Europe Hedged SmallCap Equity Fund’’)	March 4, 2015
WisdomTree Germany Hedged Equity Fund (“Germany Hedged Equity Fund’’)	October 17, 2013
WisdomTree International Hedged Quality Dividend Growth Fund (“International Hedged Quality Dividend Growth Fund’’)	May 7, 2014
WisdomTree Japan Hedged Equity Fund (“Japan Hedged Equity Fund’’)	June 16, 2006
WisdomTree Japan Hedged SmallCap Equity Fund (“Japan Hedged SmallCap Equity Fund’’)	June 28, 2013

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments’’). WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (‘‘WTAM’’), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time.

In certain instances, such as when reliable market valuations are not readily available, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a

60	WisdomTree Trust

Notes to Financial Statements (continued)

quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Pricing Committee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation

WisdomTree Trust	61

Notes to Financial Statements (continued)

approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal year ended March 31, 2021, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts during the year ended March 31, 2021 and open positions in such derivatives as of March 31, 2021 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to risk. Risks may arise upon entering into foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. The Funds’ derivative agreements may also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at March 31, 2021 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed in the table included in Note 2 — Master Netting Arrangements. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of March 31, 2021, if any, is reflected as a footnote within each Fund’s Schedule of Investments.

As of March 31, 2021, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

	Asset Derivatives		Liability Derivatives

Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
Europe Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	$60,999,016	Unrealized depreciation on foreign currency contracts	$1,672,261
Europe Hedged SmallCap Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	1,165,667	Unrealized depreciation on foreign currency contracts	2,181
Germany Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	942,570	Unrealized depreciation on foreign currency contracts	1,916
International Hedged Quality Dividend Growth Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	23,168,001	Unrealized depreciation on foreign currency contracts	50,265
Japan Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	58,546,393	Unrealized depreciation on foreign currency contracts	1,642,096
Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	1,068,985	Unrealized depreciation on foreign currency contracts	2,235

62	WisdomTree Trust

Notes to Financial Statements (continued)

For the fiscal year ended March 31, 2021, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Europe Hedged Equity Fund
Foreign exchange contracts	$(172,044,976)	$51,214,433
Europe Hedged SmallCap Equity Fund
Foreign exchange contracts	(3,197,079)	929,757
Germany Hedged Equity Fund
Foreign exchange contracts	(2,818,209)	844,453
International Hedged Quality Dividend Growth Fund
Foreign exchange contracts	(59,488,398)	14,016,169
Japan Hedged Equity Fund
Foreign exchange contracts	(15,110,082)	56,462,120
Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	(208,300)	953,891

[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from foreign currency contracts

[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Foreign exchange contracts	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts

During the fiscal year ended March 31, 2021, the volume of derivative activity (based on the average of month-end balances) for each Fund was as follows:

	Average Notional

Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)
Europe Hedged Equity Fund
Foreign exchange contracts	$2,033,616,932	$3,971,292,580
Europe Hedged SmallCap Equity Fund
Foreign exchange contracts	40,691,994	78,614,683
Germany Hedged Equity Fund
Foreign exchange contracts	31,032,265	61,467,614
International Hedged Quality Dividend Growth Fund
Foreign exchange contracts	782,244,323	1,570,070,215
Japan Hedged Equity Fund
Foreign exchange contracts	1,657,051,999	3,253,933,108
Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	34,692,799	68,089,176

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (net of foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable (with respect to foreign dividends) after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized at the fair value of securities received on the ex-dividend date or as soon as practicable (with respect to foreign dividends) after the existence of a dividend declaration has been determined. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled by the issuer as of date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. Income earned from securities lending activities (i.e., securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment

WisdomTree Trust	63

Notes to Financial Statements (continued)

transactions and net increase (decrease) in unrealized appreciation/depreciation from investment transactions, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in net realized gain (loss) from foreign currency contracts and net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from foreign currency related transactions and/or net increase (decrease) in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (‘‘CCO’’); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Currency Transactions — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts — The Funds utilized forward foreign currency contracts (“Forward Contracts”) primarily to offset exposure to foreign currencies consistent with each Fund’s investment objective. A Forward Contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds and included in net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts on the Statements of Operations. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have settled are included in net realized gain (loss) from foreign currency contracts on the Statements of Operations.

64	WisdomTree Trust

Notes to Financial Statements (continued)

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend income earned on the securities loaned is accounted for in the same manner as other dividend income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund enters into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), such as Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g., foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

WisdomTree Trust	65

Notes to Financial Statements (continued)

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of March 31, 2021, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities

	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Posted	Net Amount
Europe Hedged Equity Fund
Securities Lending	$72,564,979	$—	$(72,564,979)[1]	$—	$—	$—	$—	$—
Foreign Currency Contracts	60,999,016	(1,482,385)	—	59,516,631	1,672,261	(1,482,385)	—	189,876
Europe Hedged SmallCap Equity Fund
Securities Lending	1,299,046	—	(1,299,046)[1]	—	—	—	—	—
Foreign Currency Contracts	1,165,667	(2,124)	—	1,163,543	2,181	(2,124)	—	57
Germany Hedged Equity Fund
Foreign Currency Contracts	942,570	(1,916)	—	940,654	1,916	(1,916)	—	—
International Hedged Quality Dividend Growth Fund
Securities Lending	54,459,474	—	(54,459,474)[1]	—	—	—	—	—
Foreign Currency Contracts	23,168,001	(49,193)	—	23,118,808	50,265	(49,193)	—	1,072
Japan Hedged Equity Fund
Securities Lending	173,972,974	—	(173,972,974)[1]	—	—	—	—	—
Foreign Currency Contracts	58,546,393	(1,642,096)	—	56,904,297	1,642,096	(1,642,096)	—	—
Japan Hedged SmallCap Equity Fund
Securities Lending	7,229,453	—	(7,229,453)[1]	—	—	—	—	—
Foreign Currency Contracts	1,068,985	(2,173)	—	1,066,812	2,235	(2,173)	—	62
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

66	WisdomTree Trust

Notes to Financial Statements (continued)

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (‘‘Mellon’’) to provide sub-advisory services to the Funds. Mellon is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
Europe Hedged Equity Fund	0.58%
Europe Hedged SmallCap Equity Fund	0.58%
Germany Hedged Equity Fund	0.48%
International Hedged Quality Dividend Growth Fund	0.58%
Japan Hedged Equity Fund	0.48%
Japan Hedged SmallCap Equity Fund	0.58%

During the fiscal year ended March 31, 2021, the International Hedged Quality Dividend Growth Fund and Japan Hedged Equity Fund received a reimbursement of $1,756,103 and $22,753, respectively, from Mellon for investment losses on certain foreign exchange transactions. The dollar amount of the reimbursement is shown in the Statements of Operations in “Net increase from payment by affiliate”.

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the year ended March 31, 2021, as applicable, are included in an ‘‘Investment in Affiliates’’ supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of the advisory fees, that it would otherwise charge, in an amount equal to the indirect AFFE (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) attributable to each Fund’s investment in affiliated ETFs. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statement of Operations in “Expense waivers”.

During the fiscal year ended March 31, 2021, certain Funds engaged in purchase and sale transactions with funds that have a common investment adviser, WTAM. These interfund purchase and sale transactions were effected in accordance with Rule 17a-7 under the 1940 Act. For the fiscal year ended March 31, 2021, the cost of purchases, proceeds from sales and the net realized gain or loss recognized upon the disposal of securities resulting from interfund transactions are shown in the following table:

Fund	Purchases	Sales	Net Realized Gain/Loss
Europe Hedged Equity Fund	$40,272,789	$53,545,398	$9,784,472
Europe Hedged SmallCap Equity Fund	944,766	1,115,399	(116,543)
Germany Hedged Equity Fund	1,208,782	449,611	(62,043)
International Hedged Quality Dividend Growth Fund	54,720,610	55,654,267	3,735,728
Japan Hedged Equity Fund	27,518,328	13,963,375	(1,208,692)
Japan Hedged SmallCap Equity Fund	2,166,089	941,726	(64,479)

WisdomTree Trust	67

Notes to Financial Statements (continued)

WTAM and/or WisdomTree Investments (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the fiscal year ended March 31, 2021, WT held shares of and received distributions from the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
International Hedged Quality Dividend Growth Fund	46	$1,899	$54
Japan Hedged Equity Fund	21	1,288	101

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2021, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities and/or an amount of cash. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the fiscal year ended March 31, 2021 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales
Europe Hedged Equity Fund	$1,051,051,674	$1,163,606,318	$33,272,074	$971,352,007
Europe Hedged SmallCap Equity Fund	28,797,890	30,979,372	—	25,997,998
Germany Hedged Equity Fund	13,640,908	15,549,473	—	11,906,801
International Hedged Quality Dividend Growth Fund	521,271,329	544,617,151	142,889,522	84,118,919
Japan Hedged Equity Fund	397,294,760	399,409,261	216,386,165	796,037,247
Japan Hedged SmallCap Equity Fund	13,778,515	13,574,994	—	21,430,317

6. FEDERAL INCOME TAXES

At March 31, 2021, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

	Investments in Long Securities				Investments in Financial Derivatives[1]

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
Europe Hedged Equity Fund	$1,688,755,163	$390,891,993	$(96,161,622)	$294,730,371	$—	$(2,036)	$(2,036)	$294,728,335
Europe Hedged SmallCap Equity Fund	33,196,170	6,487,514	(1,535,341)	4,952,173	—	—	—	4,952,173
Germany Hedged Equity Fund	27,532,593	5,208,793	(1,720,982)	3,487,811	—	(28)	(28)	3,487,783
International Hedged Quality Dividend Growth Fund	725,348,270	189,784,928	(12,897,206)	176,887,722	1,516,031	(4,520)	1,511,511	178,399,233
Japan Hedged Equity Fund	1,620,095,434	226,672,960	(161,382,509)	65,290,451	35,196	(5,899)	29,297	65,319,748
Japan Hedged SmallCap Equity Fund	34,666,292	2,867,271	(2,908,359)	(41,088)	713	(111)	602	(40,486)
[1]

Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

68	WisdomTree Trust

Notes to Financial Statements (continued)

At March 31, 2021, the components of total distributable earnings (loss) on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Currency and Other Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings (Loss)
Europe Hedged Equity Fund	$5,236,726	$(2,194,265,450)	$294,728,335	$(30,901)	$(1,894,331,290)
Europe Hedged SmallCap Equity Fund	117,288	(25,852,667)	4,952,173	6,479	(20,776,727)
Germany Hedged Equity Fund	58,188	(33,768,250)	3,487,783	18,582	(30,203,697)
International Hedged Quality Dividend Growth Fund	5,491,564	(53,007,640)	178,399,233	(11,355)	130,871,802
Japan Hedged Equity Fund	14,582,209	(1,792,978,710)	65,319,748	(35,919)	(1,713,112,672)
Japan Hedged SmallCap Equity Fund	332,168	(23,594,732)	(40,486)	(1,501)	(23,304,551)

The tax character of distributions paid during the fiscal years ended March 31, 2021 and March 31, 2020, was as follows:

	Year Ended March 31, 2021	Year Ended March 31, 2020

Fund	Distributions Paid from Ordinary Income*	Distributions Paid from Ordinary Income*
Europe Hedged Equity Fund	$53,199,944	$73,070,900
Europe Hedged SmallCap Equity Fund	1,413,257	3,656,484
Germany Hedged Equity Fund	1,043,996	1,302,508
International Hedged Quality Dividend Growth Fund	20,307,783	10,573,345
Japan Hedged Equity Fund	43,598,753	69,542,586
Japan Hedged SmallCap Equity Fund	1,037,117	1,374,718
*	Includes short-term capital gains, if any.

At March 31, 2021, for Federal tax purposes, the Funds have capital loss carryforwards available to offset future capital gains as indicated in the below table. The loss carryforward amounts do not have an expiration date and, therefore, can be carried forward indefinitely until utilized. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders. During the fiscal year ended March 31, 2021, the Funds did not utilize any available capital loss carryforward amounts given that there were no tax-basis capital gains.

Fund	Short-Term	Long-Term	Capital Loss Available Total
Europe Hedged Equity Fund	$1,030,455,826	$1,163,809,624	$2,194,265,450
Europe Hedged SmallCap Equity Fund	14,205,439	11,647,228	25,852,667
Germany Hedged Equity Fund	16,314,210	17,454,040	33,768,250
International Hedged Quality Dividend Growth Fund	29,564,913	23,442,727	53,007,640
Japan Hedged Equity Fund	1,048,557,927	744,420,783	1,792,978,710
Japan Hedged SmallCap Equity Fund	13,091,557	10,503,175	23,594,732

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. At March 31, 2021, the Funds did not have any post-October capital losses or late year-ordinary losses to defer.

At March 31, 2021, the effect of permanent “book/tax” reclassifications resulted in increases (decreases) to the components of net assets as shown in the following table. The differences are primarily due to redemptions-in-kind.

Fund	Total Distributable Earnings (Loss)	Paid-in Capital
Europe Hedged Equity Fund	$(90,609,523)	$90,609,523
Europe Hedged SmallCap Equity Fund	947,466	(947,466)
Germany Hedged Equity Fund	(1,228,818)	1,228,818
International Hedged Quality Dividend Growth Fund	(38,959,987)	38,959,987
Japan Hedged Equity Fund	(7,843,781)	7,843,781
Japan Hedged SmallCap Equity Fund	2,141,797	(2,141,797)

WisdomTree Trust	69

Notes to Financial Statements (concluded)

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign withholding taxes, as applicable, are accrued based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Foreign withholding taxes are accrued and applied to foreign income, net realized capital gains and net unrealized appreciation, as applicable, as the foreign income is earned or capital gains and unrealized appreciation are recorded. The dollar amount of applicable foreign withholding taxes on foreign income is included net in the Statements of Operations in “Dividend Income,” the foreign capital gains tax applicable on the disposal of securities is included in the Statements of Operations in “Net realized gain (loss) from investment transactions” and the dollar amount of deferred foreign capital gains tax applicable on the unrealized appreciation on securities held is included in the Statements of Operations in “Net increase (decrease) in unrealized appreciation/depreciation from investment transactions”. The Funds file foreign withholding tax reclaims in certain jurisdictions to recover a portion of the amounts previously withheld. The Funds record a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims that have been recorded but not yet received are shown on the Statements of Assets and Liabilities in “Receivables: Foreign tax reclaims”. As of and during the fiscal year ended March 31, 2021, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Generally, each of the tax years in the four-year period ended March 31, 2021, remains subject to examination by taxing authorities. Specific to foreign countries in which the Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions.

7. ADDITIONAL INFORMATION

The respiratory disease caused by a novel coronavirus (“COVID-19”) has spread globally for over a year, resulting in a global pandemic and major disruption to global markets and economies. In an organized attempt to contain and mitigate the effects of COVID-19, governments and businesses world-wide took aggressive measures, including businesses canceling dividends to preserve cash, governments closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. In recent months, however, the rapid COVID-19 vaccination rollout in the United States and certain other developed countries, coupled with the passage of stimulus programs in the U.S. and abroad, have resulted in a reversal of many of these trends, including the re-opening of businesses, a reduction in quarantine requirements, increased consumer demand, and the resumption of certain in-person schooling, travel and events. Despite these positive trends, the prevalence of new COVID-19 variants, a failure to achieve herd immunity, or other unforeseen circumstances may result in the continued spread of the virus throughout unvaccinated populations or a resurgence in infections among vaccinated populations. As a result, it remains unclear if recent positive trends will continue in developed markets and whether such trends will spread world-wide to countries with limited access to vaccines that are still experiencing rising COVID-19 cases, hospitalizations and deaths.

The effects of COVID-19 have affected and are likely to continue to affect certain sectors and industries more dramatically than others, and the effects borne by some will negatively affect the value of the issuers in those sectors and industries, which may adversely affect the value of a Fund’s investments in those sectors or industries. It is also true that the speed at which global economies recover, or fail to recover, from the COVID-19 pandemic will affect certain sectors, industries, and issuers more dramatically than others, which in turn may adversely affect certain Fund investments.

COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources, including access to COVID-19 vaccinations and treatments. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined fully at this time, but the effects could be present for an extended period of time. It is impossible to predict the effects on the Funds of these or similar events and market conditions in the future. However, it is possible that these or similar events and market conditions could have a significant and adverse effect on the NAV and/or risk profile of a Fund.

70	WisdomTree Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of WisdomTree Europe Hedged Equity Fund, WisdomTree Europe Hedged SmallCap Equity Fund, WisdomTree Germany Hedged Equity Fund, WisdomTree International Hedged Quality Dividend Growth Fund, WisdomTree Japan Hedged Equity Fund and WisdomTree Japan Hedged SmallCap Equity Fund, and the Board of Trustees of WisdomTree Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of WisdomTree Europe Hedged Equity Fund, WisdomTree Europe Hedged SmallCap Equity Fund, WisdomTree Germany Hedged Equity Fund, WisdomTree International Hedged Quality Dividend Growth Fund, WisdomTree Japan Hedged Equity Fund and WisdomTree Japan Hedged SmallCap Equity Fund (collectively referred to as the “Funds”), (six of the funds constituting WisdomTree Trust (the “Trust”)), including the schedules of investments, as of March 31, 2021, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the funds constituting WisdomTree Trust) at March 31, 2021, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more WisdomTree investment companies since 2006.

New York, New York

May 26, 2021

WisdomTree Trust	71

Liquidity Risk Management Program (unaudited)

Effective June 1, 2019, the Funds adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 (the “Rule”) under the Investment Company Act of 1940, as amended. The Rule requires registered open-end funds, including exchange-traded funds such as the Funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The Rule is designed to mitigate the risk that a Fund could not meet redemption requests without significantly diluting the interest of remaining investors. The Board has appointed WisdomTree Asset Management, Inc., the investment advisor to the Funds, as the Program Administrator for each Fund’s Program.

The Rule requires the Funds to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-ended fund and whether the Fund has a relatively concentrated portfolio or large positions in particular issuers. The Funds must also assess their use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The Rule also requires the Funds to classify their investments into one of four liquidity categories: highly liquid, moderately liquid, less liquid or illiquid based on the number of days a Fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a Fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value of the investment. A Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a Fund permits redemptions in-kind, the Rule requires the Fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the Rule’s requirements, the Program has been reviewed and approved by the Fund’s Board. Furthermore, the Board has received a written report prepared by the Program Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program. The Program Administrator has monitored the Fund’s liquidity risk and the liquidity classifications of the securities held by the Fund and has determined that the Program is operating effectively.

During the period from January 1, 2020 to December 31, 2020, there were no material changes to the Program and no material liquidity events that impacted the Funds. During the period, the Funds held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable Fund redemption forecasts and foreseeable stressed Fund redemption forecasts, the Program Administrator believes that the Funds maintain sufficient highly liquid assets to meet Fund redemptions.

72	WisdomTree Trust

Trustees and Officers Information (unaudited)

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee During Past 5 Years

Trustees Who Are Interested Persons of the Trust
Jonathan Steinberg (1964)	Trustee, 2005- present; President, 2005-present	Chief Executive Officer, WisdomTree Investments, Inc. and WisdomTree Asset Management since 2005; President, WisdomTree Investments, Inc. and WisdomTree Asset Management from 2012 to 2019.	68	Director, WisdomTree Investments, Inc. and WisdomTree Asset Management.

Trustees Who Are Not Interested Persons of the Trust

David G. Chrencik* (1948)	Trustee, 2014-present	Chief Financial Officer of Sarus Indochina Select LP (hedge fund) since 2012; Chief Financial Officer of GeoGreen BioFuels, Inc. (biodiesel fuel producer) from 2010 to 2014; Audit Partner at PricewaterhouseCoopers LLP (public accounting firm) from 1972 to 2009 (includes positions prior to becoming Audit Partner and predecessor firms).	68	None

Joel Goldberg**, *** (1945)	Trustee, 2012-present	Attorney, Partner at Stroock & Stroock & Lavan LLP from 2010 to 2018; Attorney, Partner at Willkie Farr & Gallagher LLP from 2006 to 2010.	68	Director, Better Business Bureau (Metropolitan New York, Long Island and the Mid-Hudson Region).

Toni Massaro*** (1955)	Trustee, 2006-present	Dean Emerita at the University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since 2009 (distinguished Emerita in July 2009); Dean of the Rogers College of Law from 1999 to 2009; Regents’ Professor since 2006; Milton O. Riepe Chair in Constitutional Law since 1997; Professor at the Rogers College of Law since 1990.	68	None

Melinda A. Raso Kirstein**** (1955)	Trustee, 2014-present	Retired since 2004, Merrill Lynch Investment Management, Vice President; Senior Portfolio Manager, Fixed Income Management; Director, Tax Exempt Fund Management.	68	Associate Alumnae of Douglass College, Chair of Investment Committee.

Victor Ugolyn (1947)	Trustee, 2006-present; Chairman of the Board, 2006-present	Private Investor, from 2005 to present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds from 1991 to 2004.	68	Member of the Board of Governors of Naismith Memorial Basketball Hall of Fame (2001-2016).

WisdomTree Trust	73

Trustees and Officers Information (unaudited) (concluded)

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee During Past 5 Years

Officers of the Trust

Jonathan Steinberg***** (1964)	President, 2005- present; Trustee, 2005-present	Chief Executive Officer, WisdomTree Investments, Inc. and WisdomTree Asset Management since 2005; President, WisdomTree Investments, Inc. and WisdomTree Asset Management from 2012 to 2019.	68	None

David Castano***** (1971)	Treasurer, 2013-present	Head of Fund Accounting & Administration, WisdomTree Asset Management, since 2020; Director of Fund Accounting & Administration, WisdomTree Asset Management, 2011 to 2020.	68	None

Terry Jane Feld***** (1960)	Chief Compliance Officer, 2012-present	Chief Compliance Officer WisdomTree Asset Management since 2012; Senior Compliance Officer, WisdomTree Asset Management since 2011.	68	None

Ryan Louvar***** (1972)	Secretary and Chief Legal Officer, 2013-present	General Counsel, WisdomTree Asset Management since 2013; Vice President and Senior Managing Counsel, State Street, 2005 to 2013.	68	None

Joanne Antico***** (1975)	Assistant Secretary, 2018-present	Assistant General Counsel, WisdomTree Asset Management since 2016; Executive Director and Assistant Secretary, Morgan Stanley Investment Management Inc., 2005 to 2016.	68	None

Clint Martin***** (1977)	Assistant Treasurer, 2015-present	Director of Fund Accounting & Administration, WisdomTree Asset Management, since 2020; Fund Manager, Fund Accounting & Administration, WisdomTree Asset Management, 2012 to 2020.	68	None

+	As of March 31, 2021.

*	Chair of the Audit Committee.

**	Chair of the Contracts Review Committee.

***	Co-Chair of the Governance, Nominating and Compliance Committee.

****	Chair of the Investment Committee.

*****	Elected by and serves at the pleasure of the Board.

74	WisdomTree Trust

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds’ fiscal year ended March 31, 2021, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2022.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended March 31, 2021, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
Europe Hedged Equity Fund	$52,632,531
Europe Hedged SmallCap Equity Fund	1,413,257
Germany Hedged Equity Fund	1,043,996
International Hedged Quality Dividend Growth Fund	20,307,783
Japan Hedged Equity Fund	34,688,165
Japan Hedged SmallCap Equity Fund	606,769

The Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries during the fiscal year ended March 31, 2021. The gross foreign source income and foreign taxes paid are as follows:

Fund	Gross Foreign Income	Foreign Taxes Paid
Europe Hedged Equity Fund	$62,003,432	$4,894,688
Europe Hedged SmallCap Equity Fund	1,307,969	128,282
Germany Hedged Equity Fund	1,165,711	134,671
International Hedged Quality Dividend Growth Fund	20,414,812	1,180,306
Japan Hedged Equity Fund	36,531,919	3,519,322
Japan Hedged SmallCap Equity Fund	606,238	61,529

The following represents the percentage of dividends paid during the fiscal year ended March 31, 2021, that qualify for the 70% dividends received deduction for corporate shareholders:

Fund	Dividends-Received Deduction
Europe Hedged Equity Fund	—
Europe Hedged SmallCap Equity Fund	—
Germany Hedged Equity Fund	—
International Hedged Quality Dividend Growth Fund	0.10%
Japan Hedged Equity Fund	—
Japan Hedged SmallCap Equity Fund	—

WisdomTree Trust	75

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

Previously, the Funds were required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Beginning in April 2019, the Funds ceased filing Form N-Q and commenced filing Form N-PORT. Part F of each Fund’s Form N-PORT filings for the first and third fiscal quarters contain the complete schedule of portfolio holdings in the same manner as previously filed on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). Copies of the filings may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

76	WisdomTree Trust

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Inflation protected securities do not eliminate risks associated with inflation or deflation. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM-4836

WisdomTree Trust

Annual Report

March 31, 2021

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International Equity Fund (DWM)

WisdomTree International High Dividend Fund (DTH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International Multifactor Fund (DWMF)

WisdomTree International Quality Dividend Growth Fund (IQDG)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Market Environment Overview

(unaudited)

International equity markets, as measured by the MSCI EAFE Index, a broad measure of equity performance for the developed world outside the U.S. and Canada, returned 44.57% in the 12-month fiscal period ended March 31, 2021 (the “period”). Measured in local currency, the MSCI EAFE Index returned 36.56% over the period. Despite the impressive absolute return, international equity markets lagged all other major equity regions during the period, including the U.S., emerging markets, and global equity indexes.

International currency performance was mixed during the period, with significant movement in the U.S. dollar and other international currencies as local governments and central banks sought to combat the economic impacts of the novel coronavirus (“COVID-19”) pandemic. The euro and Swiss franc (the latter viewed as a safe-haven currency) strengthened relative to the U.S. dollar (“USD”), while the Japanese yen (also considered a safe-haven currency) weakened.

The first quarter of the period, from April 1, 2020 through June 30, 2020, was marred by the onset of the COVID-19 pandemic and the efforts of local governments and central banks around the world to contain its spread, protect public health, and mitigate the economic impacts. Many gauges of economic activity came to a screeching halt during the quarter as governments made the difficult decision to shutter major parts of their economies and enforce strict stay-at-home orders to mitigate the spread and impact of the virus on local health systems. Many developed economies such as Italy, the United Kingdom, and Germany experienced severe infection rates that curtailed economic activity during the quarter. Markit Purchasing Managers’ Indexes (“PMIs”) for the Eurozone at the manufacturing, services, and composite levels, for example, exhibited steep declines below 50 during the quarter. Measurements below 50 indicate economic contractions, while readings above 50 signal expansions. Meanwhile, European leaders were on high alert. The European Central Bank (“ECB”), led by President Christine Lagarde, continued using quantitative easing to create monetary stimulus and began investigating how its monetary policy toolkit could aid the recovery. The European Union (“EU”) followed suit, as its leaders began talks to coordinate fiscal stimulus efforts and aid to ailing countries and economies that were being disproportionately affected during the pandemic. During the quarter, equity markets began what would become an enduring recovery, with the MSCI EAFE Index returning 14.88% in USD terms for the quarter ended June 30, 2020. However, this rally fell short of bull markets around the world, primarily due to the concentration of developed market economies in cyclical industries, which were adversely affected by the pandemic, regional lockdowns, and subsequent reduction in economic activity.

The economic recovery truly began to take hold during the second quarter of the period, from July 1, 2020 through September 30, 2020. Eurozone PMIs steadily recovered by June 30th and finally broke into expansionary territory (above the level of 50) by July 2020. However, the economy was still fragile and required significant monetary and fiscal support from both the ECB and the EU, respectively. With the ECB remaining attentive and using whatever monetary policy tools it could to support a recovery, the EU eventually reached a landmark agreement whereby it would issue joint debt, backed by all its member countries, to support the region’s economic recovery.

The optimism was short-lived, however, as new virus flareups plagued developed markets as the summer ended which prompted another wave of lockdowns and subdued economic activity. After reaching their expansionary highs in June 2020, both services and composite PMIs dipped once again into contractionary territory. This was quelled by manufacturing gauges, however, which remained strong and continued their upward trajectory as local economies figured out how to maintain production capacity alongside social distancing and health and safety checks. Equity markets continued their recovery during the quarter, though to a much smaller extent, with the MSCI EAFE Index returning 4.80% in USD terms for the quarter ended September 30, 2020. Developed markets once again lagged the rest of the world, as the cyclical nature of their economies,

WisdomTree Trust	1

Market Environment Overview

(unaudited) (concluded)

coupled with the inability to control the spread of the virus and resume normal economic activity, remained a major headwind.

The third quarter of the period, from October 1, 2020 through December 31, 2020, marked an important turning point for the following reasons. First, was the Presidential election in the United States, as the Democratic Party gained control of both the White House and later Congress (though the latter was not ultimately decided until January 2021), which had important geopolitical implications for developed markets. Second, was the end of the Brexit saga. Four years after Britain voted to formally leave the European Union in 2016 (often referred to as “Brexit”), Prime Minister Boris Johnson arranged a deal with EU leaders to exit the bloc with certain trade relationships and other negotiations intact. Lastly, and perhaps most important to developed equity markets, was the announcement from several global pharmaceutical giants that they had developed a vaccine for COVID-19. This was immediately additive for the downtrodden cyclical sectors of the economy that struggled throughout 2020, and the region confronted its next two hurdles: securing enough vaccines for its population and distributing them. Both hurdles remain significant challenges for developed markets. However, the news of the vaccine itself restored some optimism in developed economies since cyclical industries may be poised to benefit the most. These three catalysts provided a much-needed tailwind for developed equity markets during the quarter, as they outperformed U.S. and global equity indices by a few percentage points, with the MSCI EAFE Index returning 16.05% in USD terms for the quarter ended December 31, 2020. Composite and service PMIs once again continued to recover, albeit slowly, while manufacturing gauges maintained their momentum and finished the quarter well in expansion territory.

The fourth quarter of the period, concluding March 31, 2021, continued with much of the momentum that ended 2020. Despite localized virus flareups after the holiday season, regional economies and their health systems were generally better prepared to combat the onset of new cases. However, many countries (such as the United Kingdom, France, Germany, etc.) were forced to institute new lockdown orders once again to stem the spread of COVID-19. Meanwhile, developed markets continued their struggle to approve, acquire, and administer vaccines from pharmaceutical companies like Pfizer, Moderna, Johnson & Johnson, and AstraZeneca. To date, the inoculation campaign is lagging the U.S. inoculation campaign, but progress is being made. PMIs continued their recovery, with composite and service readings hovering around the 50-level, signaling that the economy is still on soft footing but in a much better position than it was during the onset of the pandemic. Returning 3.48% in USD terms for the quarter ended March 31, 2021, developed equity markets lagged the U.S. once again during the quarter but managed to outperform emerging markets.

Each WisdomTree Fund’s performance as set forth in “Management’s Discussion of Funds’ Performance” in the pages that follow should also be viewed in light of the foregoing market environment.

2	WisdomTree Trust

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. Each Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the midpoint of the bid and ask price for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Fund shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Fund NAV returns are calculated using a Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid and ask price as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month-end performance information visit www.wisdomtree.com.

Shareholder Expense Examples

Each Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2020 to March 31, 2021. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Trust	3

Management’s Discussion of Funds’ Performance

as of March 31, 2021 (unaudited)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

Sector Breakdown†

Sector	% of Net Assets
Consumer Staples	18.2%
Industrials	18.0%
Health Care	17.4%
Materials	13.3%
Consumer Discretionary	6.7%
Communication Services	5.9%
Financials	5.7%
Utilities	5.6%
Information Technology	5.6%
Energy	1.8%
Real Estate	1.0%
Other Assets less Liabilities‡	0.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
British American Tobacco PLC	4.6%
Rio Tinto PLC	4.4%
Roche Holding AG, Genusschein	4.0%
Nestle S.A., Registered Shares	3.8%
GlaxoSmithKline PLC	3.7%
Siemens AG, Registered Shares	3.7%
Sanofi	3.2%
Deutsche Telekom AG, Registered Shares	3.0%
LVMH Moet Hennessy Louis Vuitton SE	2.8%
Unilever PLC	2.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Quality Dividend Growth Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Quality Dividend Growth Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in dividend-paying companies with growth characteristics in the European equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 44.43% at net asset value (“NAV”) for the fiscal year ended March 31, 2021. The Fund’s positions in the Health Care and Financials sectors were the top performing sector exposures, while its positions in Materials and Energy sectors were the worst performing sector exposures. The Fund’s positions in the Netherlands and Spain contributed most positively to performance, while its positions in Finland and the United Kingdom detracted from performance.

Shareholder Expense Example (for the six-month period ended March 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,147.00	0.58%	$3.10
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	44.43%	8.76%	9.47%	5.48%
Fund Market Price Returns	46.20%	8.57%	9.59%	5.42%
WisdomTree Europe Quality Dividend Growth Index	45.33%	9.32%	9.99%	6.00%
MSCI Europe Index	44.95%	5.65%	8.18%	3.38%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 7, 2014.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2021 (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

Sector Breakdown†

Sector	% of Net Assets
Industrials	20.5%
Financials	16.4%
Consumer Discretionary	11.7%
Materials	9.4%
Energy	7.5%
Health Care	6.7%
Information Technology	6.4%
Consumer Staples	6.2%
Utilities	5.8%
Real Estate	5.7%
Communication Services	2.8%
Investment Company	0.2%
Other Assets less Liabilities‡	0.7%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Ferrexpo PLC	2.6%
TGS NOPEC Geophysical Co. ASA	2.6%
Jupiter Fund Management PLC	2.3%
Anima Holding SpA	2.0%
TP ICAP Group PLC	1.9%
Piaggio & C. SpA	1.8%
Drax Group PLC	1.7%
Kardex Holding AG, Registered Shares	1.7%
Moneysupermarket.com Group PLC	1.7%
CMC Markets PLC	1.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe SmallCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe SmallCap Dividend Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in dividend-paying small-cap companies in the European equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 73.76% at net asset value (“NAV”) for the fiscal year ended March 31, 2021. The Fund’s position in the Materials and Real Estate sectors were the top performing sector exposures, while its positions in the Communication Services and Industrials sectors were the worst performing sector exposures. The Fund’s positions in the United Kingdom and Germany contributed most positively to performance, while its positions in Italy and the Netherlands detracted from performance. The Fund’s allocation to small-cap companies was also a positive contributor to performance during the fiscal year. Meanwhile, the Fund’s focus on the highest dividend yield subset of the market detracted from performance as zero dividend payers were the top performing category. The euro also appreciated by 6.3% against the U.S. dollar during the fiscal year, which served as a tailwind for total returns.

Shareholder Expense Example (for the six-month period ended March 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,314.90	0.58%	$3.35
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	73.76%	3.87%	7.91%	8.35%
Fund Market Price Returns	75.67%	3.64%	7.96%	8.34%
WisdomTree Europe SmallCap Dividend Index	75.31%	4.39%	8.42%	9.00%
MSCI Europe Small Cap Index	72.67%	7.59%	10.74%	8.80%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	5

Management’s Discussion of Funds’ Performance

as of March 31, 2021 (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

Sector Breakdown†

Sector	% of Net Assets
Materials	16.0%
Utilities	13.7%
Communication Services	12.8%
Real Estate	10.8%
Consumer Staples	9.2%
Consumer Discretionary	8.8%
Industrials	8.7%
Health Care	7.8%
Information Technology	5.7%
Energy	5.6%
Investment Company	0.2%
Other Assets less Liabilities‡	0.7%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Fortescue Metals Group Ltd.	2.8%
Vodafone Group PLC	2.1%
Naturgy Energy Group S.A.	2.0%
Equinor ASA	1.9%
BASF SE	1.9%
Woodside Petroleum Ltd.	1.8%
British American Tobacco PLC	1.8%
Fortum Oyj	1.7%
Rio Tinto PLC	1.7%
Canon, Inc.	1.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Dividend ex-Financials Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Dividend ex-Financials Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in high-dividend-yielding companies in the developed world excluding the U.S. and Canada and excluding the financial sector. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 39.87% at net asset value (“NAV”) for the fiscal year ended March 31, 2021. The Fund’s position in the Materials sector contributed most positively to performance, while its position in the Communication Services sector contributed least positively to performance. The Fund benefited most from its position in Germany, which contributed the most positively to performance while its position in the United Kingdom added the least to relative performance. Global equities, and international developed equities were initially hit hard during the global sell-off induced by the ongoing COVID-19 pandemic. Subsequently, after market lows were established at the end of March 2020, the fiscal year saw many global economies and markets recover. Consequently, international equities rallied in the fiscal year. The U.S. dollar weakened significantly during the fiscal year, which served as a tailwind to returns vs. hedged benchmarks. Due to its underlying index methodology of excluding financials which were the fifth best performing sector in the market over the fiscal year which returned 54.80% and outperformed the broader market, the Fund missed out on a marginal amount of excess return potential.

Shareholder Expense Example (for the six-month period ended March 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,204.80	0.58%	$3.19
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	39.87%	3.79%	6.27%	3.26%
Fund Market Price Returns	41.06%	3.64%	6.37%	3.22%
WisdomTree International Dividend ex-Financials Index	40.57%	4.09%	6.60%	3.51%
MSCI EAFE Value Index	45.71%	1.85%	6.57%	3.65%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2021 (unaudited)

WisdomTree International Equity Fund (DWM)

Sector Breakdown†

Sector	% of Net Assets
Financials	16.6%
Industrials	12.6%
Health Care	12.6%
Consumer Staples	11.1%
Materials	11.0%
Consumer Discretionary	8.2%
Communication Services	8.1%
Utilities	6.9%
Information Technology	5.2%
Real Estate	4.5%
Energy	2.3%
Investment Company	0.1%
Other Assets less Liabilities‡	0.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Novartis AG, Registered Shares	2.2%
Nestle S.A., Registered Shares	2.1%
Roche Holding AG, Genusschein	1.7%
GlaxoSmithKline PLC	1.4%
British American Tobacco PLC	1.3%
Fortescue Metals Group Ltd.	1.3%
Sanofi	1.2%
Unilever PLC	1.2%
Rio Tinto PLC	1.1%
Allianz SE, Registered Shares	1.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Equity Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in dividend-paying companies in the developed world excluding the U.S. and Canada. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 36.92% at net asset value (“NAV”) for the fiscal year ended March 31, 2021. The Fund’s position in the Materials sector contributed the most to performance, while its positions in the Financials, Energy, and Communication Services sectors detracted from performance. The Fund benefited most from its positions in Australia and Germany, while positions in Japan, Hong Kong, and the United Kingdom weighed negatively on performance. Dividend paying companies in the developed equity markets struggled during 2020, despite the positive absolute performance, since many of them suspended their dividends as the region navigated the COVID-19 pandemic. This is evidenced through dividend yield attribution, where all five quintiles of dividend payers contributed negatively to performance for the fiscal year. Likewise, the region struggled compared to the rest of the world in containing the virus and beginning its economic recovery. Thus, the region did not start to rally alongside the U.S. until much later in the fiscal year.

Shareholder Expense Example (for the six-month period ended March 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,173.10	0.48%	$2.60
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.48%	$2.42

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	36.92%	2.28%	6.29%	4.33%
Fund Market Price Returns	37.72%	2.10%	6.36%	4.28%
WisdomTree International Equity Index	37.55%	2.42%	6.58%	4.51%
MSCI EAFE Index	44.57%	6.02%	8.85%	5.52%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	7

Management’s Discussion of Funds’ Performance

as of March 31, 2021 (unaudited)

WisdomTree International High Dividend Fund (DTH)

Sector Breakdown†

Sector	% of Net Assets
Financials	24.8%
Materials	12.4%
Communication Services	12.1%
Health Care	10.9%
Utilities	10.7%
Industrials	8.5%
Consumer Staples	5.5%
Real Estate	5.4%
Consumer Discretionary	3.6%
Energy	3.4%
Information Technology	1.4%
Investment Company	0.3%
Other Assets less Liabilities‡	1.0%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Novartis AG, Registered Shares	3.9%
GlaxoSmithKline PLC	2.5%
British American Tobacco PLC	2.3%
Fortescue Metals Group Ltd.	2.2%
Sanofi	2.2%
Rio Tinto PLC	2.0%
Allianz SE, Registered Shares	2.0%
SoftBank Corp.	1.9%
Siemens AG, Registered Shares	1.6%
BASF SE	1.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International High Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International High Dividend Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in high-dividend-yielding companies in the developed world excluding the U.S. and Canada. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 38.88% at net asset value (“NAV”) for the fiscal year ended March 31, 2021. The fiscal year performance is measured beginning April 1, 2020, which roughly marks the start of the stock market recovery from the COVID-19 pandemic induced market sell-off that occurred prior to this date, and explains why absolute performance is exceptionally high for the fiscal year ended March 31, 2021. During the recovery, the Fund benefited the most from its positions in the Consumer Staples and Materials sectors, which were primarily due to allocation and selection effects. The remaining sector positions, except for neutral performance in Consumer Discretionary, weighed negatively on performance during the fiscal year. When analyzing performance by dividend yield quintiles, since dividends are a key component of the Fund’s investment strategy, performance was aided only by the third and fourth quintiles, representing companies with modest dividend yields, whereas all other quintiles weighed negatively on Fund performance during the fiscal year. The negative performance of dividend yield quintiles is largely because many developed equity markets suspended their dividend payments to conserve cash during the pandemic amid the economic uncertainty it introduced.

Shareholder Expense Example (for the six-month period ended March 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,212.00	0.58%	$3.20
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	38.88%	1.20%	5.23%	3.38%
Fund Market Price Returns	39.91%	0.99%	5.41%	3.34%
WisdomTree International High Dividend Index	39.75%	1.48%	5.52%	3.62%
MSCI EAFE Value Index	45.71%	1.85%	6.57%	3.65%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

8	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2021 (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

Sector Breakdown†

Sector	% of Net Assets
Financials	16.8%
Health Care	16.1%
Consumer Staples	12.7%
Materials	11.2%
Industrials	9.9%
Communication Services	8.7%
Consumer Discretionary	8.1%
Utilities	6.5%
Information Technology	4.6%
Real Estate	2.9%
Energy	1.7%
Other Assets less Liabilities‡	0.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Novartis AG, Registered Shares	3.0%
Nestle S.A., Registered Shares	2.9%
Roche Holding AG, Genusschein	2.3%
GlaxoSmithKline PLC	1.9%
British American Tobacco PLC	1.8%
Fortescue Metals Group Ltd.	1.7%
Sanofi	1.7%
Unilever PLC	1.6%
Rio Tinto PLC	1.5%
Allianz SE, Registered Shares	1.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International LargeCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International LargeCap Dividend Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in dividend-paying large-cap companies in the developed world excluding the U.S. and Canada. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 32.91% at net asset value (“NAV”) for the fiscal year ended March 31, 2021. The fiscal year performance is measured beginning April 1, 2020, which roughly marks the start of the stock market recovery from the COVID-19 pandemic induced market sell-off that occurred prior to this date, and explains why absolute performance is exceptionally high for the fiscal year ended March 31, 2021. During the recovery, the Fund benefited the most from its positions in Australia and Germany, which contributed positively to performance while its position in the United Kingdom detracted from performance. The Fund’s position in the Materials sector contributed positively to performance, while its position in the Communication Services sector contributed most negatively to performance. Despite the unusually high positive absolute performance, most global economies struggled in containing the virus during the pandemic and, as a result, experienced a relatively slower recovery compared to countries such as the U.S.

Shareholder Expense Example (for the six-month period ended March 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,162.80	0.48%	$2.59
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.48%	$2.42

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	32.91%	2.14%	6.00%	3.71%
Fund Market Price Returns	33.38%	1.89%	6.15%	3.71%
WisdomTree International LargeCap Dividend Index	33.41%	2.37%	6.25%	3.95%
MSCI EAFE Index	44.57%	6.02%	8.85%	5.52%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	9

Management’s Discussion of Funds’ Performance

as of March 31, 2021 (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

Sector Breakdown†

Sector	% of Net Assets
Financials	17.2%
Industrials	17.0%
Utilities	10.3%
Real Estate	10.0%
Materials	9.6%
Communication Services	7.6%
Information Technology	7.1%
Consumer Discretionary	6.8%
Consumer Staples	6.5%
Energy	4.5%
Health Care	2.8%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
OMV AG	1.4%
Lenovo Group Ltd.	1.4%
Power Assets Holdings Ltd.	1.3%
UnipolSai Assicurazioni SpA	1.0%
ACS Actividades de Construccion y Servicios S.A.	1.0%
Admiral Group PLC	1.0%
Standard Life Aberdeen PLC	0.9%
Mediobanca Banca di Credito Finanziario SpA	0.8%
Koninklijke KPN N.V.	0.7%
Tele2 AB, Class B	0.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International MidCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International MidCap Dividend Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in dividend-paying mid-cap companies in the developed world excluding the U.S. and Canada. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 46.54% at net asset value (“NAV”) for the fiscal year ended March 31, 2021. The fiscal year performance is measured beginning April 1, 2020, which roughly marks the start of the stock market recovery from the COVID-19 pandemic induced market sell-off that occurred prior to this date, and explains why absolute performance is exceptionally high for the fiscal year ended March 31, 2021. During the recovery, the Fund benefited the most from its positions in Switzerland and Germany, which contributed positively to performance while its positions in Sweden and the United Kingdom detracted from performance. The Fund’s positions in the Information Technology and Health Care sectors contributed positively to performance, while its positions in the Financials and Utilities sectors were detractors. Despite the unusually high positive absolute performance, most global economies struggled in containing the virus during the pandemic and, as a result, experienced a relatively slower recovery compared to countries such as the U.S.

Shareholder Expense Example (for the six-month period ended March 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,209.30	0.58%	$3.19
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	46.54%	2.68%	6.86%	5.47%
Fund Market Price Returns	47.66%	2.35%	6.93%	5.48%
WisdomTree International MidCap Dividend Index	47.63%	3.18%	7.41%	5.77%
MSCI EAFE Mid Cap Index	52.58%	6.18%	9.10%	6.66%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

10	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2021 (unaudited)

WisdomTree International Multifactor Fund (DWMF)

Sector Breakdown†

Sector	% of Net Assets
Industrials	13.7%
Health Care	13.6%
Financials	13.5%
Consumer Staples	12.6%
Consumer Discretionary	9.7%
Materials	9.7%
Communication Services	7.1%
Information Technology	6.7%
Utilities	5.4%
Real Estate	4.2%
Energy	2.2%
Other Assets less Liabilities‡	1.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Admiral Group PLC	1.4%
Sanofi	1.4%
Sartorius Stedim Biotech	1.2%
Oversea-Chinese Banking Corp., Ltd.	1.1%
Singapore Exchange Ltd.	1.1%
Kuehne + Nagel International AG, Registered Shares	1.1%
Novozymes A/S, Class B	1.1%
Ipsen S.A.	1.1%
BioMerieux	1.0%
Givaudan S.A., Registered Shares	1.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Multifactor Fund (the ‘‘Fund’’) seeks capital appreciation by investing primarily in equity securities of developed countries, excluding the United States and Canada, with the highest composite scores based on two fundamental factors, value and quality measures, and two technical factors, momentum and correlation. The Fund seeks to manage its currency risk by dynamically hedging currency fluctuations in the relative value of the applicable international currencies against the U.S. dollar, ranging from a 0% to 100% hedge.

The Fund returned 24.70% at net asset value (“NAV”) for the fiscal year ended March 31, 2021. The Fund’s multifactor tilts contributed negatively to performance as the Fund’s focus on the high quality, low correlation, high momentum, and value-oriented subsections of the market underperformed. During the fiscal year, the Fund utilized forward foreign currency contracts to offset applicable international currency exposure from positions in international equities. The Fund’s use of foreign currency contracts contributed negatively to Fund performance as the U.S. dollar weakened against various international currencies, which served as a headwind to the strategy’s dynamic currency hedges.

Shareholder Expense Example (for the six-month period ended March 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,079.10	0.38%	$1.97
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92
Performance

	Average Annual Total Return

	1 Year	Since Inception[1]
Fund NAV Returns	24.70%	3.56%
Fund Market Price Returns	24.36%	3.69%
MSCI EAFE Local Currency Index	36.56%	6.21%
MSCI EAFE Index	44.57%	7.47%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on August 10, 2018.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	11

Management’s Discussion of Funds’ Performance

as of March 31, 2021 (unaudited)

WisdomTree International Quality Dividend Growth Fund (IQDG)

Sector Breakdown†

Sector	% of Net Assets
Materials	21.5%
Health Care	17.4%
Industrials	13.6%
Information Technology	13.0%
Consumer Discretionary	11.6%
Consumer Staples	8.3%
Communication Services	4.5%
Financials	4.4%
Real Estate	2.6%
Energy	1.1%
Utilities	1.0%
Other Assets less Liabilities‡	1.0%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Rio Tinto PLC	6.4%
BHP Group Ltd.	5.9%
Unilever PLC	5.6%
LVMH Moet Hennessy Louis Vuitton SE	4.7%
SoftBank Corp.	4.2%
GlaxoSmithKline PLC	3.7%
Roche Holding AG, Genusschein	3.6%
Linde PLC	3.1%
SAP SE	3.0%
ASML Holding N.V.	2.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Quality Dividend Growth Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Quality Dividend Growth Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in dividend-paying companies with growth characteristics in the developed world excluding the U.S. and Canada. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 46.22% at net asset value (“NAV”) for the fiscal year ended March 31, 2021. The Fund’s overweight position in the Information Technology sector contributed most positively to performance, while its position in the Consumer Staples sector contributed the least positively to performance. The Fund’s position in Japan contributed the most positively to performance while its position in Germany contributed the least positively to performance. Global equities, and international developed equities were initially hit hard during the global sell-off induced by the ongoing COVID-19 pandemic. After market lows were established at the end of March 2020, the duration of the fiscal year saw many global economies and markets recover with international equities rallying during the fiscal year. The U.S. dollar weakened significantly during the fiscal year, which served as a tailwind to returns vs. hedged benchmarks. The Fund’s significant overweight to higher quality companies proved to be a source of outperformance when compared to companies with marginally worse quality metrics (based on return-on-equity quintiles), but companies in the lowest quintiles of the market saw significant outperformance in the latter half of the fiscal year as the market experienced a significant risk-on rally.

Shareholder Expense Example (for the six-month period ended March 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,150.60	0.42%	$2.25
Hypothetical (5% return before expenses)	$1,000.00	$1,022.84	0.42%	$2.12

Performance

	Average Annual Total Return

	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	46.22%	9.03%	10.43%
Fund Market Price Returns	48.27%	8.79%	10.59%
WisdomTree International Quality Dividend Growth Index	46.60%	9.30%	10.77%
MSCI EAFE Index	44.57%	6.02%	9.45%
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on April 7, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

12	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2021 (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

Sector Breakdown†

Sector	% of Net Assets
Industrials	22.9%
Financials	15.1%
Materials	11.2%
Consumer Discretionary	10.6%
Real Estate	9.8%
Consumer Staples	7.1%
Information Technology	6.5%
Energy	4.4%
Utilities	4.0%
Health Care	4.0%
Communication Services	3.4%
Investment Company	0.2%
Other Assets less Liabilities‡	0.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Ferrexpo PLC	1.5%
Euronav N.V.	1.1%
Nexity S.A.	1.0%
Neles Oyj	0.9%
Enav SpA	0.8%
Oesterreichische Post AG	0.8%
TP ICAP Group PLC	0.8%
Scandinavian Tobacco Group A/S, Class A	0.7%
China Power International Development Ltd.	0.7%
Platinum Asset Management Ltd.	0.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International SmallCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International SmallCap Dividend Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in dividend-paying small-cap companies in the developed world excluding the U.S. and Canada. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 53.46% at net asset value (“NAV”) for the fiscal year ended March 31, 2021. The Fund’s positions in the Real Estate and Materials sectors were additive during the fiscal year, while positions in Financials, Communication Services, and Industrials sectors detracted from performance. Dividend paying companies in developed equity markets struggled during 2020, despite the positive absolute performance, since many of them suspended their dividends as the region navigated the COVID-19 pandemic. This is evidenced through dividend yield attribution, where all the top three quintiles of dividend payers contributed negatively to performance for the fiscal year. From a regional perspective, only positions in the United Kingdom were materially additive for performance, while positions in Hong Kong, Sweden, and Japan detracted from performance.

Shareholder Expense Example (for the six-month period ended March 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,214.20	0.58%	$3.20
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	53.46%	1.73%	7.55%	6.69%
Fund Market Price Returns	54.86%	1.41%	7.60%	6.72%
WisdomTree International SmallCap Dividend Index	55.79%	2.92%	8.42%	7.34%
MSCI EAFE Small Cap Index	61.98%	6.32%	10.50%	8.01%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	13

Management’s Discussion of Funds’ Performance

as of March 31, 2021 (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

Sector Breakdown†

Sector	% of Net Assets
Industrials	25.8%
Consumer Discretionary	15.6%
Materials	14.4%
Financials	11.7%
Information Technology	10.3%
Consumer Staples	6.7%
Health Care	4.9%
Communication Services	2.9%
Real Estate	2.5%
Utilities	2.2%
Energy	1.4%
Investment Company	0.3%
Other Assets less Liabilities‡	1.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Seven Bank Ltd.	0.8%
JTEKT Corp.	0.7%
Electric Power Development Co., Ltd.	0.7%
Sojitz Corp.	0.7%
Mebuki Financial Group, Inc.	0.7%
Nippon Yusen K.K.	0.6%
AEON Financial Service Co., Ltd.	0.6%
Denka Co., Ltd.	0.6%
Yokohama Rubber Co., Ltd. (The)	0.6%
Tokyo Tatemono Co., Ltd.	0.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan SmallCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan SmallCap Dividend Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in dividend-paying small-cap companies in the Japanese equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 33.27% at net asset value (“NAV”) for the fiscal year ended March 31, 2021. The fiscal year performance is measured beginning April 1, 2020, which roughly marks the start of the stock market recovery from the COVID-19 pandemic induced market sell-off that occurred prior to this date, and explains why absolute performance is exceptionally high for the fiscal year ended March 31, 2021. During the recovery, the Fund benefited the most from its positions in the Consumer Staples and Real Estate sectors, which were primarily due to allocation effects. The Fund’s positions in the Consumer Discretionary, Information Technology, and Financials sectors were detractors, due to a combination of stock selection and allocation in most cases. In terms of performance by dividend yield quintiles, since dividends are a key component of the Fund’s investment strategy, performance was aided only by the fourth quintile, whereas all other quintiles weighed negatively on Fund performance during the fiscal year.

Shareholder Expense Example (for the six-month period ended March 31, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,109.40	0.58%	$3.05
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	33.27%	0.50%	8.81%	7.94%
Fund Market Price Returns	35.58%	0.17%	8.99%	8.01%
WisdomTree Japan SmallCap Dividend Index	34.02%	0.76%	9.61%	8.63%
MSCI Japan Small Cap Index	37.99%	2.63%	9.62%	8.62%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

14	WisdomTree Trust

Description of Terms and Indexes (unaudited)

Below are descriptions of certain terms and of each Index referenced in this report:

Growth is generally characterized by higher price levels relative to fundamentals, such as dividends or earnings. Price levels are higher because investors are willing to pay more due to their expectations of future improvements in these fundamentals.

The MSCI EAFE Index is a market cap-weighted index composed of companies representative of the developed market structure of developed countries in Europe, Australasia and Japan.

The MSCI EAFE Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure developed market equity performance, excluding the U.S. and Canada, calculated in local currency.

The MSCI EAFE Mid Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of mid-capitalization equities in the developed markets, excluding the U.S. and Canada.

The MSCI EAFE Small Cap Index is a free float-adjusted market capitalization equity index that is designed to measure the performance of small-cap stocks within the developed equity market, excluding the U.S. and Canada.

The MSCI EAFE Value Index is a free float-adjusted market capitalization index that is designed to measure the performance of the “value” stocks within the developed equity market, excluding the U.S. and Canada.

The MSCI Europe Index is a free float-adjusted market capitalization index that is designed to measure the performance of large- and mid-cap stocks within developed market European countries.

The MSCI Europe Small Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of “small” stocks within developed market European countries.

The MSCI Japan Small Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of small cap stocks within Japan.

Quality is generally characterized by higher efficiency and profitability. Typical measures include earnings, return-on-equity, return on assets, operating profitability as well as others. This term is also related to the quality factor, which associates these stock characteristics with excess returns vs. the market over time.

Quintiles refers to separating a universe of companies into five groups of equal size on the basis of dividend yield, price-to-earnings, or return-on-equity, as applicable.

Return-on-Equity (ROE) measures a corporation’s profitability by revealing how much profit a company generates with the money shareholders have invested.

The WisdomTree Europe Quality Dividend Growth Index is a fundamentally weighted index that measures the performance of dividend-paying common stocks with growth characteristics selected from the WisdomTree International Equity Index.

The WisdomTree Europe SmallCap Dividend Index is a fundamentally weighted index that measures the performance of the small-capitalization segment of the European dividend-paying market.

The WisdomTree International Dividend ex-Financials Index measures the performance of high dividend-yielding international stocks outside the financial sector.

The WisdomTree International Equity Index is a fundamentally weighted Index that measures the performance of dividend-paying companies in the industrialized world, excluding Canada and the United States.

The WisdomTree International High Dividend Index is comprised of companies with high dividend yields selected from the WisdomTree International Equity Index.

The WisdomTree International LargeCap Dividend Index is comprised of the large-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

WisdomTree Trust	15

Description of Terms and Indexes (unaudited) (continued)

The WisdomTree International MidCap Dividend Index is comprised of the mid-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree International Quality Dividend Growth Index is a fundamentally weighted index designed to provide exposure to dividend paying developed market companies.

The WisdomTree International SmallCap Dividend Index is comprised of the small-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree Japan SmallCap Dividend Index is comprised of dividend-paying small-capitalization companies in Japan.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

* * * * * *

16	WisdomTree Trust

Description of Terms and Indexes (unaudited) (concluded)

Abbreviations used in the schedules of investments and related tables included in this report are as follows:

Currency abbreviations:
AUD	Australian dollar	JPY	Japanese yen
CHF	Swiss franc	NOK	Norwegian krone
DKK	Danish krone	NZD	New Zealand dollar
EUR	Euro	SEK	Swedish krona
GBP	British pound	SGD	Singapore dollar
ILS	Israeli new shekel	USD	U.S. dollar

Other abbreviations:
CVA	Certificaten Van Aandelen (Certificate of Stock)
RSP	Risparmio Italian Savings Shares

WisdomTree Trust	17

Schedule of Investments

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

March 31, 2021

Investments	Shares	Value

COMMON STOCKS – 99.2%

Australia – 2.5%

BHP Group PLC	40,144	$1,160,074

Austria – 1.1%

OMV AG	9,540	485,046

Verbund AG(a)	686	49,988

Total Austria		535,034

Belgium – 0.7%

Barco N.V.	1,215	28,574

Elia Group S.A./N.V.(a)	422	46,572

Etablissements Franz Colruyt N.V.	992	59,298

UCB S.A.	856	81,611

Umicore S.A.	539	28,653

Warehouses De Pauw CVA	2,129	70,512

Total Belgium		315,220

Denmark – 4.1%

AP Moller – Maersk A/S, Class B	42	97,800

Carlsberg A/S, Class B	866	133,377

Coloplast A/S, Class B	1,294	195,042

DSV Panalpina A/S	234	46,020

H. Lundbeck A/S	1,568	53,696

Novo Nordisk A/S, Class B	11,399	774,140

Novozymes A/S, Class B	1,160	74,480

Orsted A/S(b)	1,701	275,393

Scandinavian Tobacco Group A/S, Class A(b)	2,536	48,773

Topdanmark A/S	908	41,641

Tryg A/S(a)	1,805	42,672

Vestas Wind Systems A/S	691	142,176

Total Denmark		1,925,210

Finland – 2.2%

Huhtamaki Oyj	778	35,259

Kesko Oyj, Class B	3,730	114,331

Kojamo Oyj	1,371	26,877

Kone Oyj, Class B	3,451	282,538

Neles Oyj	6,065	77,198

Neste Oyj	4,931	262,300

Orion Oyj, Class B(a)	1,314	52,770

Stora Enso Oyj, Class R	3,288	61,463

Uponor Oyj	1,093	24,305

Valmet Oyj(a)	1,796	65,457

YIT Oyj(a)	6,816	36,321

Total Finland		1,038,819

France – 16.2%

Air Liquide S.A.	3,073	503,109

Arkema S.A.	640	77,739

Capgemini SE	799	136,258

Danone S.A.	8,643	594,250

Dassault Systemes SE	454	97,326

Gaztransport Et Technigaz S.A.	502	40,120

Hermes International	223	247,415

Kering S.A.	577	399,158

L’Oreal S.A.	2,131	818,491

Legrand S.A.	1,656	154,380

LVMH Moet Hennessy Louis Vuitton SE	1,977	1,320,018

Orange S.A.	45,941	567,212

Sanofi	14,993	1,484,592

Schneider Electric SE	4,433	678,616

Teleperformance	238	86,937

Trigano S.A.	198	37,094

Verallia S.A.(b)	1,582	57,174

Vivendi SE	8,632	284,065

Total France		7,583,954

Germany – 16.2%

Aurubis AG	475	39,436

Beiersdorf AG	580	61,419

Brenntag SE	1,113	95,230

Carl Zeiss Meditec AG, Bearer Shares	262	39,569

CropEnergies AG	413	5,796

Deutsche Boerse AG	1,255	209,008

Deutsche Post AG, Registered Shares	11,625	638,329

Deutsche Telekom AG, Registered Shares	70,428	1,421,229

E.ON SE	42,527	496,021

Fresenius Medical Care AG & Co. KGaA	1,828	134,751

Fresenius SE & Co. KGaA	4,861	216,985

GRENKE AG	335	12,717

Hapag-Lloyd AG(b)	1,138	177,084

Henkel AG & Co. KGaA	1,499	148,782

Infineon Technologies AG	4,389	186,501

Knorr-Bremse AG	930	116,320

LANXESS AG	985	72,771

LEG Immobilien SE	802	105,721

Merck KGaA	388	66,487

Rational AG	32	24,916

SAP SE	6,301	773,289

Scout24 AG(b)	658	50,035

Siemens AG, Registered Shares	10,411	1,713,046

Siemens Healthineers AG(b)	6,503	353,105

Siltronic AG	484	78,216

Softwareone Holding AG*	775	20,092

Symrise AG	608	73,888

TAG Immobilien AG*	1,560	44,627

Talanx AG	5,309	225,626

Total Germany		7,600,996

Ireland – 0.2%

Glanbia PLC	2,263	33,805

Kerry Group PLC, Class A	438	54,927

Total Ireland		88,732

Italy – 2.8%

ACEA SpA	3,329	72,930

Anima Holding SpA(b)	9,936	51,289

DiaSorin SpA	144	23,153

Ferrari N.V.	505	105,856

Infrastrutture Wireless Italiane SpA(b)	2,603	29,063

Italgas SpA	14,507	94,372

See Notes to Financial Statements.

18	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

March 31, 2021

Investments	Shares	Value

Mediobanca Banca di Credito Finanziario SpA*	22,210	$246,834

Recordati Industria Chimica e Farmaceutica SpA	1,731	93,320

Snam SpA	54,417	302,385

Telecom Italia SpA	170,249	92,283

Terna Rete Elettrica Nazionale SpA	26,819	202,928

Total Italy		1,314,413

Kazakhstan – 0.1%

KAZ Minerals PLC	3,278	39,212

Netherlands – 5.6%

Aalberts N.V.	1,012	51,382

Akzo Nobel N.V.	1,393	155,992

ASM International N.V.	428	124,751

ASML Holding N.V.	1,108	673,254

ASR Nederland N.V.	3,449	154,888

BE Semiconductor Industries N.V.	988	82,956

Euronext N.V.(b)	449	45,330

Koninklijke Ahold Delhaize N.V.	12,099	337,724

Koninklijke DSM N.V.	1,217	206,398

Koninklijke KPN N.V.	64,898	220,739

Koninklijke Vopak N.V.	857	42,757

NN Group N.V.	7,609	372,827

TKH Group N.V., CVA	769	36,984

Wolters Kluwer N.V.	1,673	145,740

Total Netherlands		2,651,722

Norway – 0.3%

Atea ASA*	2,162	36,826

Austevoll Seafood ASA	1,109	13,446

Elkem ASA(b)	6,110	26,626

Kongsberg Gruppen ASA	1,498	34,395

Leroy Seafood Group ASA	4,870	41,704

Total Norway		152,997

Portugal – 0.1%

Jeronimo Martins, SGPS, S.A.	2,657	44,812

Spain – 5.4%

Acciona S.A.	399	67,012

ACS Actividades de Construccion y Servicios S.A.	9,988	331,741

Almirall S.A.	2,374	36,077

Cie Automotive S.A.(a)	1,377	36,122

Ebro Foods S.A.	2,087	43,121

Euskaltel S.A.(b)	3,183	41,525

Faes Farma S.A.	11,021	47,343

Fomento de Construcciones y Contratas S.A.	6,308	74,583

Grifols S.A.(a)	1,683	44,169

Iberdrola S.A.	78,654	1,015,475

Industria de Diseno Textil S.A.	18,780	620,227

Inmobiliaria Colonial Socimi S.A.	5,865	56,903

Prosegur Cash S.A.(b)	34,909	31,879

Prosegur Cia de Seguridad S.A.	9,811	31,249

Viscofan S.A.	554	38,351

Total Spain		2,515,777

Sweden – 3.1%

Assa Abloy AB, Class B	3,657	105,309

Atlas Copco AB, Class A	4,933	300,860

Atlas Copco AB, Class B	2,537	132,289

Avanza Bank Holding AB	682	21,235

Axfood AB(a)	2,997	71,793

Beijer Ref AB	662	29,149

Boliden AB	3,051	113,411

Bravida Holding AB(b)	2,425	33,469

Elekta AB, Class B	2,592	33,678

Epiroc AB, Class A	6,675	151,477

EQT AB	1,841	60,724

Essity AB, Class B(a)	3,946	124,904

Evolution Gaming Group AB(b)	591	87,196

Klovern AB, Class B(a)	10,440	18,242

Platzer Fastigheter Holding AB, Class B	2,212	26,342

Skanska AB, Class B(a)	2,922	73,416

SKF AB, Class B	2,242	63,842

Total Sweden		1,447,336

Switzerland – 13.3%

Cembra Money Bank AG	381	42,142

Coca-Cola HBC AG	3,641	116,042

Credit Suisse Group AG, Registered Shares	11,992	126,170

DKSH Holding AG	738	56,890

Geberit AG, Registered Shares	294	187,930

Givaudan S.A., Registered Shares	57	220,575

Kuehne + Nagel International AG, Registered Shares	900	257,908

Logitech International S.A., Registered Shares	941	99,124

Lonza Group AG, Registered Shares	173	97,129

Nestle S.A., Registered Shares	15,976	1,788,144

Partners Group Holding AG	281	360,375

Roche Holding AG, Bearer Shares	1,542	529,210

Roche Holding AG, Genusschein	5,792	1,879,792

Schindler Holding AG, Participation Certificate	177	52,208

Schindler Holding AG, Registered Shares	461	132,645

Sika AG, Registered Shares	420	120,491

STMicroelectronics N.V.(a)	2,772	105,948

Temenos AG, Registered Shares	95	13,733

Vifor Pharma AG	253	34,584

Total Switzerland		6,221,040

United Kingdom – 25.3%

Admiral Group PLC	4,743	202,927

Ashmore Group PLC	10,457	56,469

Ashtead Group PLC	2,546	151,995

Avast PLC(b)	8,396	52,823

BAE Systems PLC	58,039	404,386

Berkeley Group Holdings PLC	2,271	139,087

Big Yellow Group PLC	1,906	29,321

Bodycote PLC	3,290	37,517

British American Tobacco PLC	56,490	2,162,036

Bunzl PLC	2,176	69,742

Close Brothers Group PLC	2,762	59,104

CMC Markets PLC(b)	4,400	29,321

See Notes to Financial Statements.

WisdomTree Trust	19

Schedule of Investments (concluded)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

March 31, 2021

Investments	Shares	Value

Coca-Cola European Partners PLC	2,648	$137,559

Cranswick PLC	623	31,253

Croda International PLC	900	78,825

Daily Mail & General Trust PLC, Class A Non-Voting Shares	3,927	49,196

DCC PLC	706	61,269

easyJet PLC*	11,837	159,755

FDM Group Holdings PLC	1,315	18,288

Ferrexpo PLC	24,316	125,674

Fevertree Drinks PLC	335	9,891

Fresnillo PLC	2,346	27,972

Games Workshop Group PLC	266	36,572

GlaxoSmithKline PLC	96,779	1,719,815

Hargreaves Lansdown PLC	5,902	125,524

Hikma Pharmaceuticals PLC	962	30,209

HomeServe PLC	2,168	35,924

IMI PLC	3,601	66,277

Intertek Group PLC	959	74,122

Johnson Matthey PLC	1,000	41,570

Jupiter Fund Management PLC	14,145	54,371

Linde PLC	2,961	831,387

London Stock Exchange Group PLC	886	84,836

Moneysupermarket.com Group PLC	5,900	21,702

Persimmon PLC	1,778	72,121

Quilter PLC(b)	27,521	60,696

RELX PLC	18,393	461,605

Rio Tinto PLC	27,159	2,079,656

Sage Group PLC (The)	11,165	94,398

Segro PLC(b)	8,172	105,714

Smith & Nephew PLC	6,133	116,602

Smiths Group PLC	3,400	72,124

Spirax-Sarco Engineering PLC	383	60,241

Tate & Lyle PLC	8,944	94,673

Ultra Electronics Holdings PLC	866	24,231

Unilever PLC	23,287	1,303,156

WM Morrison Supermarkets PLC	30,875	77,721

Total United Kingdom		11,839,657
TOTAL COMMON STOCKS (Cost: $40,166,341)		46,475,005

RIGHTS – 0.0%

Italy – 0.0%

Snam SpA, expiring 4/7/21* (Cost: $0)	61,449	0

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.0%

United States – 1.0%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c)
(Cost: $476,829)	476,829	476,829

TOTAL INVESTMENTS IN SECURITIES – 100.2% (Cost: $40,643,170)		46,951,834

Other Assets less Liabilities – (0.2)%		(95,702)

NET ASSETS – 100.0%		$46,856,132
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at March 31, 2021 (See Note 2). At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $672,003 and the total market value of the collateral held by the Fund was $749,617. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $272,788.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2021.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$46,475,005	$—	$—	$46,475,005
Rights	—	0	—	0
Investment of Cash Collateral for Securities Loaned	—	476,829	—	476,829
Total Investments in Securities	$46,475,005	$476,829	$—	$46,951,834

See Notes to Financial Statements.

20	WisdomTree Trust

Schedule of Investments

WisdomTree Europe SmallCap Dividend Fund (DFE)

March 31, 2021

Investments	Shares	Value

COMMON STOCKS – 99.1%

Austria – 1.2%

AT&S Austria Technologie & Systemtechnik AG	48,716	$1,752,030

Schoeller-Bleckmann Oilfield Equipment AG	47,442	2,132,765

Total Austria		3,884,795

Belgium – 2.1%

Bekaert S.A.	45,523	1,908,993

Fagron	34,217	761,274

Orange Belgium S.A.	56,919	1,531,938

Recticel S.A.	74,017	1,080,442

Xior Student Housing N.V.	23,180	1,239,577

Total Belgium		6,522,224

Denmark – 4.9%

Cementir Holding N.V.	98,230	1,010,185

Chemometec A/S	47,894	4,548,755

D/S Norden A/S	135,375	3,144,798

NNIT A/S(a)	27,072	455,197

Per Aarsleff Holding A/S	49,154	2,140,018

Scandinavian Tobacco Group A/S, Class A(a)	196,295	3,775,172

Total Denmark		15,074,125

Finland – 5.5%

Kamux Corp.	60,054	923,205

Oriola Oyj, Class B(b)	260,536	627,726

Raisio Oyj, Class V	120,447	554,212

Revenio Group Oyj	26,531	1,577,803

Rovio Entertainment Oyj(a)(b)	154,293	1,203,194

Talenom Oyj(b)	60,434	760,000

Terveystalo Oyj(a)(b)	170,944	2,378,779

Tokmanni Group Corp.	112,630	2,647,479

Uponor Oyj	112,208	2,495,132

Verkkokauppa.com Oyj(b)	135,240	1,401,917

YIT Oyj(b)	443,788	2,364,861

Total Finland		16,934,308

France – 4.0%

Albioma S.A.	59,476	2,921,908

Chargeurs S.A.	55,311	1,501,661

Derichebourg S.A.*	195,135	1,599,661

IPSOS	67,003	2,535,705

Kaufman & Broad S.A.	46,239	2,002,601

Quadient S.A.	76,318	1,838,778

Total France		12,400,314

Germany – 5.7%

Bilfinger SE	25,291	926,810

CropEnergies AG	170,950	2,398,954

DIC Asset AG	162,752	2,827,153

Eckert & Ziegler Strahlen- und Medizintechnik AG	16,870	1,349,248

Elmos Semiconductor SE	28,545	1,201,051

GFT Technologies SE	67,639	1,257,628

Hamburger Hafen und Logistik AG	90,605	2,010,494

Indus Holding AG	23,873	993,250

Jenoptik AG	27,429	825,275

VERBIO Vereinigte BioEnergie AG	80,658	3,479,061

Wuestenrot & Wuerttembergische AG	27,854	582,060

Total Germany		17,850,984

Ireland – 1.8%

Hibernia REIT PLC	1,503,184	1,950,427

Irish Continental Group PLC	199,438	1,037,217

Kenmare Resources PLC	96,274	537,959

Total Produce PLC	803,886	1,946,302

Total Ireland		5,471,905

Italy – 8.0%

Anima Holding SpA(a)	1,197,668	6,182,261

Ascopiave SpA	195,439	896,976

Danieli & C. Officine Meccaniche SpA	37,191	937,592

Danieli & C. Officine Meccaniche SpA, RSP	61,273	940,504

Datalogic SpA(b)	139,164	2,849,204

Falck Renewables SpA	322,716	2,315,553

Fiera Milano SpA(b)	378,832	1,542,760

Immobiliare Grande Distribuzione SIIQ SpA	231,311	963,743

La Doria SpA	28,843	610,185

Piaggio & C. SpA	1,488,825	5,662,402

RAI Way SpA(a)	265,660	1,501,826

Zignago Vetro SpA	30,298	576,869

Total Italy		24,979,875

Netherlands – 1.7%

ForFarmers N.V.	132,980	918,993

TKH Group N.V., CVA	90,898	4,371,581

Total Netherlands		5,290,574

Norway – 12.8%

ABG Sundal Collier Holding ASA	537,746	560,654

American Shipping Co. ASA*	81,982	294,359

Atea ASA*	94,496	1,609,554

Austevoll Seafood ASA	331,843	4,023,470

Bonheur ASA	71,334	1,888,569

Borregaard ASA	190,082	4,146,183

Elkem ASA(a)	900,465	3,924,077

Europris ASA(a)	790,974	4,744,167

Fjordkraft Holding ASA(a)	477,996	3,902,877

Kid ASA(a)	71,648	837,650

Norway Royal Salmon ASA	27,150	648,189

Selvaag Bolig ASA	92,568	684,255

SpareBank 1 Nord Norge	140,877	1,346,660

SpareBank 1 SMN	190,219	2,393,239

Sparebanken Vest	61,157	560,965

TGS NOPEC Geophysical Co. ASA	505,150	8,062,777

Total Norway		39,627,645

Portugal – 1.9%

Altri, SGPS, S.A.	520,109	3,988,627

Corticeira Amorim, SGPS, S.A.	47,298	562,564

Semapa-Sociedade de Investimento e Gestao	88,957	1,233,703

Total Portugal		5,784,894

See Notes to Financial Statements.

WisdomTree Trust	21

Schedule of Investments (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

March 31, 2021

Investments	Shares	Value

Spain – 1.9%

ContourGlobal PLC(a)	307,248	$864,777

Ercros S.A.	148,450	445,779

Faes Farma S.A.	580,129	2,492,071

Global Dominion Access S.A.*(a)	234,004	1,183,982

Miquel y Costas & Miquel S.A.	53,983	977,071

Total Spain		5,963,680

Sweden – 9.8%

AcadeMedia AB(a)	161,252	1,515,154

Akelius Residential Property AB, Class D(b)	365,345	636,356

Alimak Group AB(a)	64,400	1,034,384

Arjo AB, Class B	307,882	2,297,732

BioGaia AB, Class B	16,054	755,153

Catena AB	76,806	3,392,530

CTT Systems AB(b)	36,086	635,913

Dustin Group AB(a)	284,083	2,907,220

Instalco AB	67,003	2,456,026

Klovern AB, Class B(b)	1,245,602	2,176,442

Lagercrantz Group AB, Class B	155,468	1,410,864

LeoVegas AB(a)	344,509	2,021,688

Lindab International AB	56,440	1,142,877

Midsona AB, Class B(b)	67,466	640,889

MIPS AB	21,544	1,544,807

Platzer Fastigheter Holding AB, Class B	114,885	1,368,134

Ratos AB, Class B	555,673	3,024,348

Troax Group AB	47,815	1,333,025

Total Sweden		30,293,542

Switzerland – 7.9%

Bobst Group S.A., Registered Shares(b)	27,927	1,853,096

Comet Holding AG, Registered Shares	6,972	1,607,527

EFG International AG*(b)	176,604	1,358,564

Huber + Suhner AG, Registered Shares	37,500	2,916,645

Implenia AG, Registered Shares(b)	54,319	1,500,605

Kardex Holding AG, Registered Shares	25,561	5,236,318

Kudelski S.A., Bearer Shares(b)	115,423	535,938

Mobilezone Holding AG, Registered Shares	193,502	2,533,012

Swissquote Group Holding S.A., Registered Shares	24,682	3,199,494

Valiant Holding AG, Registered Shares	21,939	2,293,787

Zehnder Group AG	18,794	1,503,680

Total Switzerland		24,538,666

United Kingdom – 29.9%

Aggreko PLC	155,817	1,885,382

Anglo Asian Mining PLC	376,081	700,487

Avon Rubber PLC	14,534	633,661

Bodycote PLC	305,132	3,479,489

Brewin Dolphin Holdings PLC	872,673	3,738,505

CareTech Holdings PLC	85,457	634,329

Chemring Group PLC	327,588	1,202,249

Chesnara PLC	194,156	763,450

Clinigen Group PLC	80,807	864,601

Clipper Logistics PLC	191,199	1,561,680

CLS Holdings PLC	537,786	1,699,142

CMC Markets PLC(a)	765,019	5,098,051

Craneware PLC(b)	24,658	731,444

Daily Mail & General Trust PLC, Class A Non-Voting Shares	108,259	1,356,234

Devro PLC	373,134	994,619

Diversified Gas & Oil PLC	2,986,230	4,573,314

Drax Group PLC	919,345	5,327,367

EMIS Group PLC	85,259	1,293,951

FDM Group Holdings PLC	110,609	1,538,281

Ferrexpo PLC	1,570,118	8,114,932

Helical PLC	104,774	597,742

Hilton Food Group PLC	102,679	1,521,496

IG Design Group PLC	99,998	814,007

Impax Asset Management Group PLC	122,499	1,311,533

iomart Group PLC(b)	131,123	566,250

James Fisher & Sons PLC	37,734	552,894

James Halstead PLC(b)	51,195	351,756

Jupiter Fund Management PLC	1,863,176	7,161,761

Learning Technologies Group PLC	233,663	484,222

Liontrust Asset Management PLC	80,974	1,586,422

Luceco PLC(a)	173,587	651,435

Moneysupermarket.com Group PLC	1,393,899	5,127,153

NCC Group PLC	365,196	1,299,962

Nichols PLC(b)	57,613	1,033,353

Numis Corp. PLC	93,844	488,127

PayPoint PLC	415,633	3,383,349

Polar Capital Holdings PLC	174,587	1,676,509

PZ Cussons PLC	433,791	1,597,999

Sabre Insurance Group PLC(a)	280,848	980,340

Serica Energy PLC	246,102	382,330

Smart Metering Systems PLC	169,907	1,945,692

Stock Spirits Group PLC	269,517	1,041,188

Telecom Plus PLC	106,794	1,871,265

TORM PLC(b)	254,142	2,321,353

TP ICAP Group PLC	1,776,859	5,968,258

Volex PLC	164,262	763,751

XPS Pensions Group PLC	433,073	731,951

YouGov PLC	35,737	494,296

Total United Kingdom		92,897,562
TOTAL COMMON STOCKS (Cost: $254,222,559)		307,515,093

EXCHANGE-TRADED FUND – 0.2%

United States – 0.2%

WisdomTree International MidCap Dividend Fund(c)
(Cost: $594,938)	9,388	629,963

See Notes to Financial Statements.

22	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

March 31, 2021

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.2%

United States – 2.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(d)
(Cost: $6,775,008)	6,775,008	$6,775,008

TOTAL INVESTMENTS IN SECURITIES – 101.5% (Cost: $261,592,505)		314,920,064

Other Assets less Liabilities – (1.5)%		(4,693,000)

NET ASSETS – 100.0%		$310,227,064
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at March 31, 2021 (See Note 2). At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $11,357,587 and the total market value of the collateral held by the Fund was $12,004,442. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,229,434.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(d)	Rate shown represents annualized 7-day yield as of March 31, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2021 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2021	Dividend Income
WisdomTree International MidCap Dividend Fund	$4,217,400	$1,994,727	$5,842,278	$261,539	$(1,425)	$629,963	$24,527

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs	4/1/2021	126,877	USD	120,000	CHF	$—	$(627)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$307,515,093	$—	$—	$307,515,093
Exchange-Traded Fund	629,963	—	—	629,963
Investment of Cash Collateral for Securities Loaned	—	6,775,008	—	6,775,008
Total Investments in Securities	$308,145,056	$6,775,008	$—	$314,920,064
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(627)	$—	$(627)
Total – Net	$308,145,056	$6,774,381	$—	$314,919,437
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	23

Schedule of Investments

WisdomTree International Dividend ex-Financials Fund (DOO)

March 31, 2021

Investments	Shares	Value

COMMON STOCKS – 99.1%

Australia – 13.1%

BHP Group Ltd.	53,713	$1,853,246

BHP Group PLC	81,268	2,348,469

Coles Group Ltd.	76,135	928,391

Fortescue Metals Group Ltd.	261,500	3,981,438

Rio Tinto Ltd.	25,932	2,187,435

Sonic Healthcare Ltd.	27,310	729,895

Telstra Corp., Ltd.	847,138	2,193,757

Transurban Group	92,341	936,816

Wesfarmers Ltd.	29,299	1,175,362

Woodside Petroleum Ltd.	142,278	2,600,785

Total Australia		18,935,594

China – 2.9%

China Overseas Land & Investment Ltd.	602,500	1,565,449

Guangdong Investment Ltd.	920,000	1,498,138

Wilmar International Ltd.	281,300	1,134,747

Total China		4,198,334

Finland – 3.4%

Fortum Oyj	94,123	2,517,773

Neste Oyj	10,224	543,856

UPM-Kymmene Oyj	49,311	1,775,167

Total Finland		4,836,796

France – 4.4%

Danone S.A.	19,509	1,341,342

Edenred	10,648	557,400

Gecina S.A.	10,804	1,490,737

Orange S.A.	148,788	1,837,014

Sanofi	11,063	1,095,447

Total France		6,321,940

Germany – 10.2%

BASF SE	32,320	2,690,906

Bayer AG, Registered Shares	30,854	1,956,735

Bayerische Motoren Werke AG	16,616	1,727,711

Continental AG	8,463	1,120,977

E.ON SE	130,761	1,525,153

Evonik Industries AG	59,321	2,102,753

Siemens AG, Registered Shares	8,638	1,421,313

Volkswagen AG(a)	5,782	2,101,194

Total Germany		14,646,742

Hong Kong – 8.3%

Hang Lung Properties Ltd.	458,000	1,190,001

Henderson Land Development Co., Ltd.	490,000	2,199,641

Link REIT	168,500	1,534,488

New World Development Co., Ltd.	317,000	1,639,139

Power Assets Holdings Ltd.	375,000	2,213,983

Sun Hung Kai Properties Ltd.	113,000	1,712,198

Swire Properties Ltd.	464,000	1,435,368

Total Hong Kong		11,924,818

Italy – 1.2%

Snam SpA	314,957	1,750,158

Japan – 22.1%

Astellas Pharma, Inc.	53,100	817,884

Bridgestone Corp.	34,600	1,401,222

Canon, Inc.	108,800	2,464,000

Daiwa House Industry Co., Ltd.(a)	38,500	1,129,217

Denso Corp.	18,100	1,203,445

ENEOS Holdings, Inc.(a)	478,700	2,172,995

FUJIFILM Holdings Corp.	9,900	588,714

Fujitsu Ltd.	3,200	463,348

Hitachi Ltd.(a)	22,200	1,005,328

Honda Motor Co., Ltd.	37,600	1,129,361

ITOCHU Corp.(a)	37,500	1,217,308

Japan Tobacco, Inc.	118,000	2,269,231

KDDI Corp.(a)	47,700	1,465,534

Kirin Holdings Co., Ltd.	49,700	953,745

Mitsubishi Corp.(a)	68,200	1,931,819

Murata Manufacturing Co., Ltd.	6,000	480,108

Panasonic Corp.	91,700	1,181,312

Sekisui House Ltd.	77,500	1,665,023

Seven & I Holdings Co., Ltd.	27,000	1,090,507

SoftBank Corp.(a)	175,100	2,279,469

Sumitomo Corp.(a)	137,700	1,965,185

Takeda Pharmaceutical Co., Ltd.(a)	41,200	1,485,810

TDK Corp.	3,500	485,566

Tokyo Electron Ltd.	2,500	1,058,597

Total Japan		31,904,728

Netherlands – 2.2%

Koninklijke Ahold Delhaize N.V.	37,729	1,053,143

Koninklijke KPN N.V.	633,283	2,153,996

Total Netherlands		3,207,139

Norway – 4.3%

Equinor ASA	138,047	2,705,520

Telenor ASA	100,939	1,779,604

Yara International ASA	34,110	1,777,355

Total Norway		6,262,479

Singapore – 2.5%

CapitaLand Ltd.	626,500	1,753,230

Singapore Telecommunications Ltd.	1,057,400	1,920,256

Total Singapore		3,673,486

Spain – 5.3%

Endesa S.A.	67,886	1,799,981

Ferrovial S.A.	42,229	1,103,313

Naturgy Energy Group S.A.(a)	118,037	2,899,432

Red Electrica Corp. S.A.	100,780	1,788,545

Total Spain		7,591,271

Sweden – 1.6%

Telefonaktiebolaget LM Ericsson, Class B	37,490	496,996

Telia Co. AB	422,029	1,831,667

Total Sweden		2,328,663

Switzerland – 4.8%

ABB Ltd., Registered Shares	38,966	1,182,457

LafargeHolcim Ltd., Registered Shares*	31,436	1,855,130

See Notes to Financial Statements.

24	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International Dividend ex-Financials Fund (DOO)

March 31, 2021

Investments	Shares	Value

Novartis AG, Registered Shares	13,471	$1,156,088

Roche Holding AG, Bearer Shares(a)	2,485	852,845

Roche Holding AG, Genusschein	2,487	807,155

SGS S.A., Registered Shares	361	1,028,360

Total Switzerland		6,882,035

United Kingdom – 12.8%

AstraZeneca PLC	7,046	704,508

BAE Systems PLC	243,985	1,699,962

British American Tobacco PLC	66,134	2,531,139

GlaxoSmithKline PLC	90,032	1,599,917

National Grid PLC	127,710	1,522,381

Rio Tinto PLC	32,637	2,499,125

Sage Group PLC (The)	80,148	677,636

SSE PLC	111,650	2,241,334

Tesco PLC	361,968	1,142,894

Unilever PLC	15,521	867,946

Vodafone Group PLC	1,667,247	3,033,638

Total United Kingdom		18,520,480
TOTAL COMMON STOCKS (Cost: $133,400,034)		142,984,663

RIGHTS – 0.0%

Italy – 0.0%

Snam SpA, expiring 4/7/21* (Cost: $0)	314,957	0

EXCHANGE-TRADED FUND – 0.2%

United States – 0.2%

WisdomTree International LargeCap Dividend Fund(b)
(Cost: $199,960)	5,270	249,429

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 10.3%

United States – 10.3%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c)
(Cost: $14,936,369)	14,936,369	14,936,369

TOTAL INVESTMENTS IN SECURITIES – 109.6% (Cost: $148,536,363)		158,170,461

Other Assets less Liabilities – (9.6)%		(13,822,307)

NET ASSETS – 100.0%		$144,348,154
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at March 31, 2021 (See Note 2). At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $19,304,061 and the total market value of the collateral held by the Fund was $20,284,151. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,347,782.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2021 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2021	Dividend Income
WisdomTree International LargeCap Dividend Fund	$1,294,914	$4,090,640	$5,482,015	$231,554	$114,336	$249,429	$61,507

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	4/1/2021	19,620	USD	25,781	AUD	$—	$(16)
JP Morgan Chase Bank N.A.	4/6/2021	21,496	USD	20,261	CHF	—	(32)
Royal Bank of Canada	4/5/2021	47,732	USD	5,279,208	JPY	—	(44)
						$—	$(92)

See Notes to Financial Statements.

WisdomTree Trust	25

Schedule of Investments (concluded)

WisdomTree International Dividend ex-Financials Fund (DOO)

March 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$142,984,663	$—	$—	$142,984,663
Rights	—	0	—	0
Exchange-Traded Fund	249,429	—	—	249,429
Investment of Cash Collateral for Securities Loaned	—	14,936,369	—	14,936,369
Total Investments in Securities	$143,234,092	$14,936,369	$—	$158,170,461
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(92)	$—	$(92)
Total – Net	$143,234,092	$14,936,277	$—	$158,170,369
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

26	WisdomTree Trust

Schedule of Investments

WisdomTree International Equity Fund (DWM)

March 31, 2021

Investments	Shares	Value

COMMON STOCKS – 99.1%

Australia – 9.2%

AGL Energy Ltd.	48,642	$357,515

Alumina Ltd.	250,208	331,593

Ampol Ltd.	11,151	208,507

Ansell Ltd.	8,847	264,412

APA Group(a)	57,252	436,932

ASX Ltd.	9,678	523,727

Aurizon Holdings Ltd.	161,608	480,046

AusNet Services	331,359	463,117

Australia & New Zealand Banking Group Ltd.	159,778	3,429,363

BHP Group Ltd.	139,745	4,821,586

BHP Group PLC	129,089	3,730,391

Brambles Ltd.	47,754	384,814

Brickworks Ltd.	9,922	157,490

carsales.com Ltd.	22,745	308,536

Charter Hall Group	26,460	259,574

Coles Group Ltd.	72,430	883,213

Commonwealth Bank of Australia	78,049	5,118,302

CSL Ltd.	4,770	961,492

Dexus	74,306	551,803

Fortescue Metals Group Ltd.	504,943	7,687,951

Goodman Group	52,357	722,584

Growthpoint Properties Australia Ltd.	96,259	254,405

Harvey Norman Holdings Ltd.(a)	128,729	561,806

JB Hi-Fi Ltd.(a)	11,182	440,998

Johns Lyng Group Ltd.	68,004	199,930

Macquarie Group Ltd.	11,403	1,327,343

Magellan Financial Group Ltd.	9,324	320,780

Medibank Pvt Ltd.	148,646	317,005

Mineral Resources Ltd.	20,011	579,477

Mirvac Group	245,027	466,562

National Australia Bank Ltd.	178,946	3,543,650

Newcrest Mining Ltd.	18,683	347,494

Nine Entertainment Co. Holdings Ltd.	111,559	235,364

Origin Energy Ltd.	141,418	505,165

OZ Minerals Ltd.	21,517	374,312

Pendal Group Ltd.	46,422	229,823

QBE Insurance Group Ltd.	60,774	445,296

Qube Holdings Ltd.	78,108	177,878

Rio Tinto Ltd.	34,362	2,898,529

Seven Group Holdings Ltd.(a)	15,419	264,824

Sonic Healthcare Ltd.	15,467	413,376

Spark Infrastructure Group	157,357	260,077

St Barbara Ltd.(a)	127,213	190,392

Stockland	169,513	568,082

Suncorp Group Ltd.	58,691	442,550

Telstra Corp., Ltd.	702,473	1,819,131

Transurban Group(a)	89,816	911,199

Washington H Soul Pattinson & Co., Ltd.(a)	11,506	276,753

Wesfarmers Ltd.	54,011	2,166,711

Woodside Petroleum Ltd.	68,503	1,252,207

Woolworths Group Ltd.	31,273	973,486

Worley Ltd.	37,986	303,497

Total Australia		55,151,050

Austria – 0.6%

Andritz AG(a)	5,227	235,534

Oesterreichische Post AG(a)	11,684	512,211

OMV AG	35,442	1,801,994

Telekom Austria AG	70,052	553,271

Voestalpine AG	5,787	240,295

Total Austria		3,343,305

Belgium – 0.6%

Aedifica S.A.	2,311	265,636

Cofinimmo S.A.	1,918	279,975

Etablissements Franz Colruyt N.V.	4,765	284,831

Euronav N.V.	34,521	316,668

Proximus SADP	38,307	835,612

Solvay S.A.(a)	6,727	839,643

Telenet Group Holding N.V.	9,715	394,836

UCB S.A.	3,748	357,335

Warehouses De Pauw CVA	9,690	320,932

Total Belgium		3,895,468

China – 1.9%

Beijing Enterprises Holdings Ltd.	63,500	224,206

BOC Hong Kong Holdings Ltd.	703,944	2,458,319

China Everbright Environment Group Ltd.	472,000	319,344

China Jinmao Holdings Group Ltd.	796,000	319,446

China Overseas Land & Investment Ltd.	565,675	1,469,768

China Power International Development Ltd.	1,148,000	267,270

China Resources Power Holdings Co., Ltd.	358,000	475,218

CSPC Pharmaceutical Group Ltd.	323,280	390,874

Far East Horizon Ltd.(a)	305,000	366,418

Fosun International Ltd.	292,487	409,323

Guangdong Investment Ltd.	360,000	586,228

Lenovo Group Ltd.	1,137,003	1,617,510

Shenzhen Investment Ltd.	892,000	309,784

Shougang Fushan Resources Group Ltd.	1,045,238	259,479

Sinotruk Hong Kong Ltd.	111,000	332,667

Wilmar International Ltd.	236,700	954,833

Yanlord Land Group Ltd.	261,000	240,875

Yuexiu Property Co., Ltd.	1,418,000	321,011

Total China		11,322,573

Denmark – 1.4%

AP Moller – Maersk A/S, Class B(a)	193	449,412

Carlsberg A/S, Class B	2,248	346,226

Coloplast A/S, Class B	5,580	841,063

DSV Panalpina A/S	1,492	293,427

Novo Nordisk A/S, Class B	53,314	3,620,713

Novozymes A/S, Class B	4,791	307,617

Orsted A/S(b)	4,613	746,848

Rockwool International A/S, Class B	503	212,553

Royal Unibrew A/S	1,923	201,601

Scandinavian Tobacco Group A/S, Class A(b)	23,705	455,898

See Notes to Financial Statements.

WisdomTree Trust	27

Schedule of Investments (continued)

WisdomTree International Equity Fund (DWM)

March 31, 2021

Investments	Shares	Value

SimCorp A/S	1,618	$200,845

Topdanmark A/S	1,691	77,549

Tryg A/S(a)	17,107	404,429

Vestas Wind Systems A/S	2,464	506,977

Total Denmark		8,665,158

Finland – 1.7%

Cargotec Oyj, Class B(a)	5,285	286,348

Elisa Oyj	11,777	707,854

Fortum Oyj	59,644	1,595,466

Kamux Corp.	13,845	212,838

Kesko Oyj, Class B	19,466	596,668

Kone Oyj, Class B	17,222	1,409,988

Konecranes Oyj	7,268	324,599

Metsa Board Oyj	30,274	330,548

Neles Oyj	26,019	331,183

Neste Oyj	22,771	1,211,282

Nokian Renkaat Oyj(a)	5,630	204,331

Orion Oyj, Class B(a)	7,451	299,232

Sampo Oyj, Class A	25,813	1,167,103

Sanoma Oyj	12,123	204,034

TietoEVRY Oyj	7,203	223,663

UPM-Kymmene Oyj	28,210	1,015,544

Valmet Oyj	11,151	406,410

Total Finland		10,527,091

France – 7.0%

Air Liquide S.A.	14,371	2,352,809

ALD S.A.(b)	34,665	508,457

Arkema S.A.	2,739	332,699

AXA S.A.	126,727	3,408,542

Bollore S.A.	60,425	292,450

Capgemini SE	3,214	548,103

Carrefour S.A.	16,706	303,256

Cie Generale des Etablissements Michelin SCA	3,945	591,856

Covivio	9,358	802,887

Danone S.A.	29,775	2,047,181

Dassault Systemes SE	1,789	383,516

Edenred	6,126	320,683

Gaztransport Et Technigaz S.A.	2,294	183,337

Gecina S.A.	4,200	579,517

Hermes International	927	1,028,490

Iliad S.A.	1,781	339,309

Imerys S.A.	7,519	366,915

Ipsen S.A.	2,139	183,897

Kering S.A.	1,984	1,372,494

L’Oreal S.A.	11,358	4,362,470

La Francaise des Jeux SAEM(b)	4,174	190,194

Legrand S.A.	5,139	479,082

LVMH Moet Hennessy Louis Vuitton SE	6,008	4,011,467

Nexity S.A.	6,926	342,536

Orange S.A.	148,235	1,830,186

Pernod Ricard S.A.	6,011	1,130,709

Publicis Groupe S.A.	10,058	615,173

Rubis SCA	7,150	339,497

Sanofi	73,628	7,290,569

Schneider Electric SE	21,664	3,316,385

Societe BIC S.A.(a)	3,505	205,642

Suez S.A.	21,184	449,650

Veolia Environnement S.A.	18,180	467,081

Vivendi SE	27,457	903,565

Wendel SE(a)	2,793	347,629

Total France		42,228,233

Germany – 10.8%

Allianz SE, Registered Shares	25,718	6,560,630

alstria office REIT-AG	17,022	275,682

BASF SE	63,809	5,312,623

Bayer AG, Registered Shares	67,231	4,263,733

Bayerische Motoren Werke AG	25,853	2,688,162

Brenntag SE	7,172	613,649

Continental AG	7,076	937,260

Covestro AG(b)	7,937	534,888

Daimler AG, Registered Shares	22,926	2,048,083

Deutsche Boerse AG	4,727	787,234

Deutsche Post AG, Registered Shares	57,999	3,184,725

Deutsche Telekom AG, Registered Shares	221,902	4,477,958

Deutsche Wohnen SE, Bearer Shares	13,753	643,000

E.ON SE	201,829	2,354,067

Evonik Industries AG	26,243	930,236

Fresenius Medical Care AG & Co. KGaA	8,957	660,263

Fresenius SE & Co. KGaA	15,489	691,396

Hannover Rueck SE	5,382	985,507

Hapag-Lloyd AG(b)	4,034	627,729

Henkel AG & Co. KGaA	8,120	805,943

Hornbach Holding AG & Co. KGaA	2,440	238,595

Infineon Technologies AG	20,535	872,593

Knorr-Bremse AG	4,911	614,245

LANXESS AG	3,766	278,230

LEG Immobilien SE	3,904	514,632

Merck KGaA	2,270	388,984

METRO AG	33,346	353,116

Muenchener Rueckversicherungs – Gesellschaft AG in Muenchen, Registered Shares	7,076	2,183,892

RWE AG	15,999	628,417

SAP SE	31,206	3,829,749

Scout24 AG(b)	3,021	229,723

Siemens AG, Registered Shares	32,298	5,314,375

Siemens Healthineers AG(b)	22,753	1,235,461

Symrise AG	2,567	311,957

TAG Immobilien AG*	9,461	270,649

Talanx AG	16,417	697,703

Telefonica Deutschland Holding AG	255,405	750,443

Traton SE	32,618	881,726

Uniper SE	17,174	623,300

United Internet AG, Registered Shares	6,311	253,672

Volkswagen AG(a)	9,762	3,547,536

Vonovia SE	23,072	1,510,390

Total Germany		64,912,156

See Notes to Financial Statements.

28	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International Equity Fund (DWM)

March 31, 2021

Investments	Shares		Value

Hong Kong – 3.7%

AIA Group Ltd.	320,765		$3,890,711

CLP Holdings Ltd.	156,000		1,514,962

Guotai Junan International Holdings Ltd.	1,297,000		238,565

Hang Lung Group Ltd.	113,000		286,045

Hang Lung Properties Ltd.	224,000		582,009

Hang Seng Bank Ltd.	112,600		2,179,743

Henderson Land Development Co., Ltd.	302,859		1,359,553

Hong Kong & China Gas Co., Ltd.	427,781		676,795

Hong Kong Exchanges & Clearing Ltd.	35,829		2,107,954

Hutchison Port Holdings Trust	1,158,000		260,550

Hysan Development Co., Ltd.	90,000		351,922

Link REIT	102,400		932,531

MTR Corp., Ltd.	166,553		943,689

New World Development Co., Ltd.	146,193		755,932

PCCW Ltd.	897,826		505,821

Power Assets Holdings Ltd.	224,000		1,322,486

Sino Land Co., Ltd.	424,400		590,654

Sun Hung Kai Properties Ltd.	144,500		2,189,492

Swire Properties Ltd.	253,800		785,122

Techtronic Industries Co., Ltd.	43,000		735,615

Wharf Holdings Ltd. (The)	49,000		129,835

Total Hong Kong			22,339,986

Ireland – 0.4%

CRH PLC	22,414		1,052,936

Glanbia PLC	14,779		220,770

Kerry Group PLC, Class A	1,550		194,377

Smurfit Kappa Group PLC	14,519		685,297

Total Ireland			2,153,380

Israel – 0.4%

Bank Hapoalim BM*	75,210		585,946

Bank Leumi Le-Israel BM	70,810		467,154

Elbit Systems Ltd.	1,803		255,579

Electra Consumer Products 1970 Ltd.	8,118		351,528

ICL Group Ltd.	65,789		386,089

Mega Or Holdings Ltd.	6,325		186,903

Mehadrin Ltd.*	0	‡	4

Mizrahi Tefahot Bank Ltd.	10,373		271,060

Total Israel			2,504,263

Italy – 2.6%

A2A SpA	277,159		505,556

ACEA SpA	14,485		317,331

Anima Holding SpA(b)	57,188		295,200

Assicurazioni Generali SpA	64,694		1,297,154

Buzzi Unicem SpA	8,033		209,311

DiaSorin SpA	909		146,150

Enav SpA(b)	58,351		284,470

Enel SpA	469,027		4,681,742

ERG SpA	10,463		311,610

Ferrari N.V.	2,366		495,948

Iren SpA	89,090		246,691

Italgas SpA	79,985		520,325

La Doria SpA	14,001		296,197

Mediobanca Banca di Credito Finanziario SpA*	82,463		916,463

Poste Italiane SpA(b)	97,839		1,246,493

RAI Way SpA(b)	35,828		202,543

Recordati Industria Chimica e Farmaceutica SpA	10,179		548,760

Snam SpA	201,263		1,118,381

Terna Rete Elettrica Nazionale SpA	87,584		662,711

UnipolSai Assicurazioni SpA	365,716		1,102,073

Total Italy			15,405,109

Japan – 24.4%

ABC-Mart, Inc.	6,600		372,706

Advantest Corp.	4,300		376,688

Aeon Co., Ltd.	15,000		447,828

AEON Financial Service Co., Ltd.	16,400		220,398

AGC, Inc.	11,500		481,855

Aica Kogyo Co., Ltd.	7,400		267,204

Aida Engineering Ltd.	29,300		263,567

Air Water, Inc.	12,900		226,480

Aisin Seiki Co., Ltd.(a)	9,100		345,882

Alconix Corp.	14,700		220,034

Alfresa Holdings Corp.	11,500		221,986

Amada Co., Ltd.(a)	32,600		364,058

Asahi Group Holdings Ltd.	16,500		696,584

Asahi Kasei Corp.(a)	47,300		545,555

Astellas Pharma, Inc.	47,600		733,169

Bandai Namco Holdings, Inc.	5,500		392,864

Bank of Kyoto Ltd. (The)(a)	5,600		345,122

Bank of Nagoya Ltd. (The)(a)	8,700		248,009

Bridgestone Corp.	24,600		996,244

Brother Industries Ltd.	11,400		252,657

Calbee, Inc.(a)	6,300		160,892

Canon Marketing Japan, Inc.	9,200		204,481

Canon, Inc.	85,700		1,940,853

Central Glass Co., Ltd.	11,300		240,930

Central Japan Railway Co.	2,800		419,367

Chiba Bank Ltd. (The)	52,600		345,113

Chiyoda Co., Ltd.	24,900		223,311

Chubu Electric Power Co., Inc.	34,100		439,751

Chugai Pharmaceutical Co., Ltd.	34,500		1,401,543

Chugoku Electric Power Co., Inc. (The)(a)	20,300		249,662

COMSYS Holdings Corp.	8,700		268,480

Concordia Financial Group Ltd.(a)	93,400		379,517

Dai-ichi Life Holdings, Inc.	51,933		893,906

Daicel Corp.(a)	29,000		223,602

Daifuku Co., Ltd.(a)	2,800		274,679

Daiho Corp.	6,200		217,421

Daiichi Sankyo Co., Ltd.	32,100		936,855

Daiichikosho Co., Ltd.	3,500		135,882

Daiken Corp.	11,200		223,392

Daikin Industries Ltd.	3,800		767,566

Daito Trust Construction Co., Ltd.	3,700		429,602

Daiwa House Industry Co., Ltd.(a)	25,100		736,191

Daiwa Securities Group, Inc.(a)	64,700		334,976

See Notes to Financial Statements.

WisdomTree Trust	29

Schedule of Investments (continued)

WisdomTree International Equity Fund (DWM)

March 31, 2021

Investments	Shares	Value

Denso Corp.	20,800	$1,382,965

Dentsu Group, Inc.	7,000	224,887

East Japan Railway Co.	9,600	681,035

Eisai Co., Ltd.	9,000	604,262

Electric Power Development Co., Ltd.(a)	13,100	229,280

ENEOS Holdings, Inc.(a)	191,500	869,289

EPS Holdings, Inc.	22,800	233,158

ESPEC Corp.	12,700	212,509

Ezaki Glico Co., Ltd.	4,500	181,018

FANUC Corp.	2,400	568,724

Fast Retailing Co., Ltd.	800	638,045

Fuji Electric Co., Ltd.(a)	7,600	317,068

Fuji Oil Holdings, Inc.(a)	8,800	235,171

FUJIFILM Holdings Corp.	9,700	576,821

Fujitsu Ltd.	5,800	839,819

Fukuoka Financial Group, Inc.(a)	14,800	281,133

Futaba Industrial Co., Ltd.	24,100	129,333

G-Tekt Corp.	13,700	186,345

Gunze Ltd.	6,200	233,131

Hakuhodo DY Holdings, Inc.(a)	16,200	270,489

Haseko Corp.(a)	28,300	396,712

Heiwado Co., Ltd.	11,200	227,446

Hirose Electric Co., Ltd.	2,100	323,457

Hisamitsu Pharmaceutical Co., Inc.	4,100	267,520

Hitachi Capital Corp.	10,900	336,055

Hitachi Ltd.	25,900	1,172,883

Hokuto Corp.(a)	15,400	290,858

Honda Motor Co., Ltd.	52,700	1,582,908

Hoosiers Holdings(a)	37,100	247,445

House Foods Group, Inc.	4,400	144,941

Hoya Corp.	3,800	447,231

Hulic Co., Ltd.	32,700	386,186

Ichibanya Co., Ltd.	4,900	213,738

Idec Corp.	12,000	192,760

Idemitsu Kosan Co., Ltd.(a)	20,051	517,878

Inabata & Co., Ltd.	19,700	295,589

Inpex Corp.	102,200	699,214

Intage Holdings, Inc.(a)	23,400	275,506

Isuzu Motors Ltd.	34,100	366,922

ITOCHU Corp.(a)	80,100	2,600,169

Itochu Techno-Solutions Corp.	11,600	374,244

Itoham Yonekyu Holdings, Inc.	39,500	260,593

J-Oil Mills, Inc.	7,000	126,380

Japan Exchange Group, Inc.	14,500	340,520

Japan Post Insurance Co., Ltd.	29,400	605,028

Japan Tobacco, Inc.	147,844	2,843,154

JSP Corp.(a)	14,700	247,439

JSR Corp.	9,300	281,104

K’s Holdings Corp.	15,000	206,471

Kajima Corp.(a)	30,300	430,781

Kameda Seika Co., Ltd.(a)	4,800	209,376

Kaneka Corp.(a)	7,500	308,824

Kansai Electric Power Co., Inc. (The)(a)	51,200	555,091

Kao Corp.	10,100	668,428

KDDI Corp.	145,100	4,458,050

Kewpie Corp.	9,800	223,493

Keyence Corp.	1,100	500,425

Kirin Holdings Co., Ltd.	29,700	569,944

Kokuyo Co., Ltd.	18,200	282,306

Komatsu Ltd.	21,100	652,859

KOMEDA Holdings Co., Ltd.	10,500	191,471

Konoike Transport Co., Ltd.	20,000	218,824

Kubota Corp.	29,100	663,506

Kuraray Co., Ltd.	28,100	321,179

Kureha Corp.	5,700	394,100

Kyowa Kirin Co., Ltd.	11,400	341,484

Kyushu Electric Power Co., Inc.	27,000	266,824

Lixil Corp.(a)	13,900	386,810

Mabuchi Motor Co., Ltd.	5,200	228,941

Makita Corp.(a)	5,100	219,000

Marubeni Corp.(a)	82,000	683,309

Marudai Food Co., Ltd.	12,700	197,224

Marvelous, Inc.	20,200	157,395

Matsuda Sangyo Co., Ltd.	14,500	267,167

Mebuki Financial Group, Inc.	113,000	266,905

Medipal Holdings Corp.	16,500	317,158

MEIJI Holdings Co., Ltd.(a)	5,300	341,502

Meitec Corp.	5,800	320,706

Mie Kotsu Group Holdings, Inc.	34,700	160,154

Mitsubishi Chemical Holdings Corp.(a)	62,900	472,405

Mitsubishi Corp.(a)	77,500	2,195,249

Mitsubishi Electric Corp.	52,500	801,278

Mitsubishi Estate Co., Ltd.	28,800	503,674

Mitsubishi Gas Chemical Co., Inc.(a)	11,500	282,452

Mitsubishi Heavy Industries Ltd.	14,200	443,220

Mitsubishi UFJ Financial Group, Inc.	756,800	4,052,476

Mitsubishi UFJ Lease & Finance Co., Ltd.(a)	76,900	464,880

Mitsui Chemicals, Inc.(a)	11,500	363,733

Mitsui Fudosan Co., Ltd.	28,100	639,180

Mitsui Sugar Co., Ltd.	11,800	209,517

Mizuho Financial Group, Inc.(a)	141,030	2,040,787

Mizuno Corp.	12,000	236,090

Morningstar Japan K.K.	49,100	212,396

MS&AD Insurance Group Holdings, Inc.	44,030	1,294,602

Murata Manufacturing Co., Ltd.	14,800	1,184,268

Nagase & Co., Ltd.(a)	13,800	215,929

NEC Corp.	8,800	519,240

NGK Insulators Ltd.	13,900	254,603

NGK Spark Plug Co., Ltd.(a)	14,000	242,118

NH Foods Ltd.	3,300	141,706

Nichias Corp.(a)	9,200	233,955

Nichicon Corp.(a)	26,500	268,837

Nidec Corp.	4,200	510,652

Nintendo Co., Ltd.	4,400	2,461,213

Nippn Corp.	13,500	202,439

Nippo Corp.(a)	7,900	215,909

Nippon Electric Glass Co., Ltd.	11,700	271,588

Nippon Express Co., Ltd.	5,400	402,679

See Notes to Financial Statements.

30	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International Equity Fund (DWM)

March 31, 2021

Investments	Shares	Value

Nippon Kanzai Co., Ltd.(a)	11,400	$224,905

Nippon Paint Holdings Co., Ltd.(a)	16,500	238,167

Nippon Shokubai Co., Ltd.(a)	5,400	309,828

Nippon Signal Co., Ltd.(a)	24,700	219,282

Nippon Soda Co., Ltd.	9,100	287,824

Nippon Suisan Kaisha Ltd.	30,900	148,767

Nippon Telegraph & Telephone Corp.	165,500	4,256,570

Nisshin Seifun Group, Inc.	10,200	170,769

Nitori Holdings Co., Ltd.	1,900	368,394

Nitto Denko Corp.(a)	7,100	607,837

NOF Corp.	4,300	225,312

NOK Corp.	2,300	31,243

Nomura Holdings, Inc.	147,700	777,129

Nomura Real Estate Holdings, Inc.(a)	12,000	289,412

Nomura Research Institute Ltd.	14,800	458,733

NSK Ltd.	24,200	248,570

NTT Data Corp.(a)	27,900	432,513

Obayashi Corp.(a)	31,900	293,018

Obic Co., Ltd.(a)	2,500	457,692

Oiles Corp.(a)	14,800	226,889

Okabe Co., Ltd.	28,200	199,059

Olympus Corp.	8,800	182,451

Omron Corp.	6,200	484,778

Ono Pharmaceutical Co., Ltd.	17,600	460,308

Oracle Corp.	4,300	420,271

Osaka Gas Co., Ltd.	18,300	357,223

Osaka Soda Co., Ltd.	9,700	231,483

Otsuka Corp.	9,000	421,900

Otsuka Holdings Co., Ltd.	20,800	882,259

Pacific Industrial Co., Ltd.	15,100	173,684

PAL GROUP Holdings Co., Ltd.	19,100	264,462

Pan Pacific International Holdings Corp.	10,800	255,193

Panasonic Corp.	70,700	910,782

Pola Orbis Holdings, Inc.	13,400	323,055

Qol Holdings Co., Ltd.	14,900	209,814

Recruit Holdings Co., Ltd.	11,500	562,095

Resona Holdings, Inc.(a)	159,900	672,593

Ryosan Co., Ltd.(a)	11,400	233,055

Sakata INX Corp.	15,400	148,286

Sangetsu Corp.	15,600	236,753

Sankyo Co., Ltd.	7,800	207,035

Sanwa Holdings Corp.	19,400	254,395

Sapporo Holdings Ltd.	13,500	280,140

Sato Holdings Corp.	11,500	300,041

SBI Holdings, Inc.(a)	11,700	317,647

SCSK Corp.	5,700	338,389

Secom Co., Ltd.	5,500	463,543

Sega Sammy Holdings, Inc.	15,300	239,123

Seikagaku Corp.	23,000	215,222

Seiko Epson Corp.(a)	26,900	438,190

Seino Holdings Co., Ltd.	19,400	270,722

Sekisui House Ltd.	23,700	509,175

Seven & I Holdings Co., Ltd.	26,600	1,074,351

Seven Bank Ltd.(a)	106,600	244,071

SG Holdings Co., Ltd.	12,200	280,103

Shimano, Inc.	1,300	310,294

Shimizu Corp.(a)	38,100	308,938

Shin-Etsu Chemical Co., Ltd.	6,600	1,111,547

Shionogi & Co., Ltd.	7,800	420,141

Shiseido Co., Ltd.	4,300	288,820

Shizuoka Bank Ltd. (The)(a)	36,100	284,226

Shizuoka Gas Co., Ltd.	23,700	213,407

SHO-BOND Holdings Co., Ltd.	5,600	241,738

SMC Corp.	600	349,195

SoftBank Corp.(a)	486,500	6,333,305

SoftBank Group Corp.	13,100	1,106,090

Sohgo Security Services Co., Ltd.	5,800	274,516

Sompo Holdings, Inc.(a)	13,900	533,609

Sony Corp.	8,400	881,430

St. Marc Holdings Co., Ltd.(a)	14,300	222,718

Subaru Corp.(a)	23,800	474,708

Sumitomo Chemical Co., Ltd.(a)	77,600	402,396

Sumitomo Corp.(a)	69,000	984,733

Sumitomo Dainippon Pharma Co., Ltd.	15,500	270,303

Sumitomo Electric Industries Ltd.	23,900	358,608

Sumitomo Forestry Co., Ltd.	9,900	213,768

Sumitomo Metal Mining Co., Ltd.	6,600	285,443

Sumitomo Mitsui Financial Group, Inc.(a)	82,900	3,006,157

Sumitomo Mitsui Trust Holdings, Inc.(a)	20,007	698,706

Sumitomo Osaka Cement Co., Ltd.(a)	5,600	178,643

Sumitomo Realty & Development Co., Ltd.	8,300	293,392

Sumitomo Seika Chemicals Co., Ltd.	7,000	255,928

Sundrug Co., Ltd.	4,800	175,928

Suntory Beverage & Food Ltd.	8,600	320,262

Suzuken Co., Ltd.	4,300	168,303

Suzuki Motor Corp.	10,600	482,036

Sysmex Corp.	3,300	356,131

T&D Holdings, Inc.(a)	34,600	446,512

Taisei Corp.	9,200	355,511

Takashimaya Co., Ltd.	23,800	254,369

Takeda Pharmaceutical Co., Ltd.(a)	79,400	2,863,430

Tamron Co., Ltd.	10,100	197,064

Tamura Corp.	43,500	201,163

Tatsuta Electric Wire and Cable Co., Ltd.	39,500	224,846

TDK Corp.	2,500	346,833

Terumo Corp.	7,300	264,187

TIS, Inc.	11,200	267,685

Toho Gas Co., Ltd.(a)	3,600	222,516

Toho Titanium Co., Ltd.	33,900	305,253

Tohoku Electric Power Co., Inc.	33,900	320,593

Tokai Rika Co., Ltd.	15,500	263,149

Tokai Tokyo Financial Holdings, Inc.	63,200	231,638

Tokio Marine Holdings, Inc.(a)	27,300	1,300,765

Tokyo Electron Ltd.	5,900	2,498,290

Tokyo Gas Co., Ltd.	8,900	198,337

Tosoh Corp.(a)	18,300	350,764

Toyoda Gosei Co., Ltd.(a)	6,900	181,586

Toyota Boshoku Corp.(a)	18,400	304,724

See Notes to Financial Statements.

WisdomTree Trust	31

Schedule of Investments (continued)

WisdomTree International Equity Fund (DWM)

March 31, 2021

Investments	Shares	Value

Toyota Motor Corp.(a)	61,310	$4,780,515

Toyota Tsusho Corp.	13,400	563,285

Trend Micro, Inc.	7,400	371,005

TS Tech Co., Ltd.	12,600	188,031

Tv Tokyo Holdings Corp.	8,000	172,742

Unicharm Corp.	7,400	311,068

Wacoal Holdings Corp.	11,500	255,498

Wowow, Inc.	6,600	167,957

Yamada Holdings Co., Ltd.	37,600	203,142

Yamaha Motor Co., Ltd.	24,000	588,814

Yamato Holdings Co., Ltd.	10,300	282,900

Yokogawa Electric Corp.	11,500	212,100

Yokohama Reito Co., Ltd.	26,300	217,302

Yondoshi Holdings, Inc.(a)	9,600	167,240

Yuasa Trading Co., Ltd.	8,500	240,000

Z Holdings Corp.(a)	96,510	480,891

Zenrin Co., Ltd.	12,200	146,290

Total Japan		146,859,925

Netherlands – 1.9%

Aalberts N.V.	5,955	302,353

Akzo Nobel N.V.	7,443	833,486

ASM International N.V.	3,021	880,544

ASML Holding N.V.	5,255	3,193,095

ASR Nederland N.V.	13,105	588,522

Euronext N.V.(b)	2,917	294,495

Koninklijke Ahold Delhaize N.V.	65,373	1,824,780

Koninklijke DSM N.V.	4,816	816,773

Koninklijke KPN N.V.	224,399	763,252

Koninklijke Vopak N.V.	1,472	73,440

NN Group N.V.	24,715	1,210,991

Van Lanschot Kempen N.V.	7,478	209,615

Wolters Kluwer N.V.	7,736	673,908

Total Netherlands		11,665,254

Norway – 1.6%

AF Gruppen ASA(a)	15,901	328,215

Aker ASA, Class A	3,954	303,161

Entra ASA(b)	14,358	319,409

Equinor ASA	228,879	4,485,694

Gjensidige Forsikring ASA	31,867	748,859

Leroy Seafood Group ASA	30,013	257,013

Orkla ASA	49,568	486,833

SpareBank 1 SMN	33,739	424,487

Telenor ASA	78,780	1,388,930

TGS NOPEC Geophysical Co. ASA	23,497	375,039

Yara International ASA	12,450	648,727

Total Norway		9,766,367

Portugal – 0.2%

EDP – Energias de Portugal S.A.	163,443	935,500

Jeronimo Martins, SGPS, S.A.	15,683	264,502

Total Portugal		1,200,002

Singapore – 2.1%

CapitaLand Ltd.	214,000	598,869

DBS Group Holdings Ltd.	127,678	2,735,821

Genting Singapore Ltd.	991,200	678,702

Jardine Cycle & Carriage Ltd.	34,755	582,268

Keppel Corp., Ltd.	75,300	298,151

Keppel Infrastructure Trust	809,100	331,203

NetLink NBN Trust	255,600	179,772

Olam International Ltd.	325,600	416,814

Oversea-Chinese Banking Corp., Ltd.	206,712	1,807,730

Raffles Medical Group Ltd.	322,200	268,580

Sheng Siong Group Ltd.	236,600	271,185

Singapore Exchange Ltd.(a)	65,200	483,808

Singapore Technologies Engineering Ltd.	157,600	456,285

Singapore Telecommunications Ltd.	932,600	1,693,617

United Overseas Bank Ltd.	94,701	1,820,577

Total Singapore		12,623,382

Spain – 2.7%

Acciona S.A.	1,704	286,187

ACS Actividades de Construccion y Servicios S.A.	33,444	1,110,808

Cia de Distribucion Integral Logista Holdings S.A.	14,380	285,624

Cie Automotive S.A.(a)	10,180	267,049

Ebro Foods S.A.	9,385	193,911

EDP Renovaveis S.A.	9,715	208,037

Enagas S.A.	22,476	489,225

Endesa S.A.	67,128	1,779,882

Ferrovial S.A.	27,210	710,913

Fomento de Construcciones y Contratas S.A.	28,740	339,808

Grupo Catalana Occidente S.A.	8,054	321,839

Iberdrola S.A.	366,516	4,731,965

Industria de Diseno Textil S.A.	62,185	2,053,716

Inmobiliaria Colonial Socimi S.A.	23,746	230,386

Miquel y Costas & Miquel S.A.	11,183	202,408

Naturgy Energy Group S.A.	81,953	2,013,074

Prosegur Cia de Seguridad S.A.	70,676	225,107

Red Electrica Corp. S.A.	38,186	677,688

Zardoya Otis S.A.	52,714	337,653

Total Spain		16,465,280

Sweden – 2.1%

Assa Abloy AB, Class B	16,334	470,364

Atlas Copco AB, Class A	20,633	1,258,390

Atlas Copco AB, Class B	11,464	597,775

Axfood AB(a)	15,447	370,035

BillerudKorsnas AB	17,210	320,554

Boliden AB	9,874	367,034

Bravida Holding AB(b)	16,561	228,570

Castellum AB(a)	17,982	397,340

Epiroc AB, Class A	33,318	756,089

EQT AB	13,796	455,050

Essity AB, Class B(a)	24,504	775,633

Evolution Gaming Group AB(b)	2,869	423,291

Fabege AB(a)	13,999	189,115

See Notes to Financial Statements.

32	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International Equity Fund (DWM)

March 31, 2021

Investments	Shares	Value

ICA Gruppen AB	7,457	$365,309

Intrum AB	8,741	280,793

Investment AB Latour, Class B	8,975	232,914

Kinnevik AB, Class B(a)	7,771	378,551

Lundin Energy AB	19,442	612,058

SKF AB, Class B	9,369	266,786

Swedish Match AB	7,281	569,529

Tele2 AB, Class B	55,556	750,834

Telefonaktiebolaget LM Ericsson, Class B	74,731	990,692

Telia Co. AB	254,182	1,103,187

Wihlborgs Fastigheter AB	13,379	254,340

Total Sweden		12,414,233

Switzerland – 11.4%

ABB Ltd., Registered Shares	73,425	2,228,144

Adecco Group AG, Registered Shares	10,621	718,186

Allreal Holding AG, Registered Shares	858	173,578

Baloise Holding AG, Registered Shares	3,030	517,690

Banque Cantonale Vaudoise, Registered Shares	5,520	540,768

BKW AG	2,460	268,701

Bucher Industries AG, Registered Shares	857	438,539

Cembra Money Bank AG	1,702	188,257

Cie Financiere Richemont S.A., Registered Shares	8,778	846,322

Coca-Cola HBC AG	13,788	439,439

Credit Suisse Group AG, Registered Shares	40,308	424,087

DKSH Holding AG	2,443	188,322

EMS-Chemie Holding AG, Registered Shares	976	875,253

Galenica AG(b)	3,789	237,530

Geberit AG, Registered Shares	1,023	653,920

Givaudan S.A., Registered Shares	208	804,905

Huber + Suhner AG, Registered Shares	2,251	175,077

Julius Baer Group Ltd.	5,108	328,032

Kardex Holding AG, Registered Shares	1,419	290,690

Kuehne + Nagel International AG, Registered Shares	4,031	1,155,141

LafargeHolcim Ltd., Registered Shares*	31,417	1,854,009

Logitech International S.A., Registered Shares	4,410	464,546

Lonza Group AG, Registered Shares	867	486,769

Nestle S.A., Registered Shares	111,997	12,535,477

Novartis AG, Registered Shares	151,501	13,001,897

Partners Group Holding AG	1,182	1,515,884

PSP Swiss Property AG, Registered Shares	1,731	211,880

Roche Holding AG, Bearer Shares(a)	6,530	2,241,077

Roche Holding AG, Genusschein	31,665	10,276,868

Schindler Holding AG, Participation Certificate	1,761	519,422

Schindler Holding AG, Registered Shares	892	256,658

SFS Group AG	1,880	234,513

SGS S.A., Registered Shares	395	1,125,214

SIG Combibloc Group AG*	14,798	343,712

Sika AG, Registered Shares	2,425	695,691

Stadler Rail AG(a)	4,135	197,886

Sulzer AG, Registered Shares	3,146	355,331

Swatch Group AG (The), Bearer Shares	1,730	499,800

Swiss Life Holding AG, Registered Shares	1,995	984,835

Swiss Prime Site AG, Registered Shares	5,296	490,407

Swisscom AG, Registered Shares(a)	3,508	1,889,769

UBS Group AG, Registered Shares	124,498	1,935,959

VAT Group AG(b)	1,492	419,786

Vifor Pharma AG	2,170	296,627

Vontobel Holding AG, Registered Shares	3,539	270,741

VZ Holding AG	1,563	129,703

Zurich Insurance Group AG	9,143	3,918,914

Total Switzerland		68,645,956

United Kingdom – 12.4%

Admiral Group PLC	24,520	1,049,076

Airtel Africa PLC(b)	312,068	341,434

Anglo American PLC	45,277	1,775,673

Ashtead Group PLC	9,321	556,460

Assura PLC	188,641	187,653

AstraZeneca PLC	53,730	5,372,296

Avast PLC(b)	37,142	233,676

Aviva PLC	99,751	561,791

BAE Systems PLC	184,654	1,286,574

Berkeley Group Holdings PLC	8,271	506,557

Big Yellow Group PLC	14,307	220,094

British American Tobacco PLC	206,849	7,916,709

Bunzl PLC	14,528	465,629

Coca-Cola European Partners PLC	9,614	499,430

ConvaTec Group PLC(b)	120,197	325,204

Croda International PLC	4,041	353,924

Daily Mail & General Trust PLC, Class A Non-Voting Shares	18,272	228,906

DCC PLC	3,659	317,540

Diageo PLC	69,812	2,879,476

Direct Line Insurance Group PLC	122,640	530,124

easyJet PLC*	39,574	534,100

Ferrexpo PLC	89,839	464,320

GlaxoSmithKline PLC	477,371	8,483,141

Great Portland Estates PLC	22,941	215,168

Hargreaves Lansdown PLC	21,443	456,052

Hikma Pharmaceuticals PLC	8,106	254,545

HomeServe PLC	13,738	227,641

IMI PLC	23,074	424,682

Intertek Group PLC	4,215	325,781

Johnson Matthey PLC	7,416	308,286

Jupiter Fund Management PLC	68,019	261,455

Linde PLC	9,220	2,588,783

London Stock Exchange Group PLC	3,659	350,354

Londonmetric Property PLC	65,963	194,396

Mondi PLC	18,248	465,770

Moneysupermarket.com Group PLC	56,468	207,705

National Grid PLC	197,267	2,351,543

Pearson PLC	33,729	359,071

Pennon Group PLC	22,808	306,815

Phoenix Group Holdings PLC	58,361	591,183

Quilter PLC(b)	195,996	432,260

Reckitt Benckiser Group PLC	18,831	1,688,254

See Notes to Financial Statements.

WisdomTree Trust	33

Schedule of Investments (continued)

WisdomTree International Equity Fund (DWM)

March 31, 2021

Investments	Shares	Value

RELX PLC	59,395	$1,490,622

Rio Tinto PLC	87,133	6,672,068

Sage Group PLC (The)	55,302	467,568

Schroders PLC	15,553	751,047

Segro PLC(b)	32,499	420,409

Severn Trent PLC	9,570	304,478

Smith & Nephew PLC	23,483	446,465

Smiths Group PLC	15,262	323,751

Spectris PLC	7,005	321,548

SSE PLC	65,485	1,314,588

Standard Life Aberdeen PLC	253,434	1,013,673

Tate & Lyle PLC	43,443	459,847

Tesco PLC	321,050	1,013,698

TP ICAP Group PLC	100,517	337,625

Unilever PLC	127,617	7,141,530

United Utilities Group PLC	38,963	497,685

Vodafone Group PLC	2,270,141	4,130,633

WM Morrison Supermarkets PLC	122,465	308,276

Workspace Group PLC	21,331	235,443

Total United Kingdom		74,750,485
TOTAL COMMON STOCKS (Cost: $491,914,171)		596,838,656

RIGHTS – 0.0%

Italy – 0.0%

Snam SpA, expiring 4/7/21*
(Cost: $0)	201,263	0

EXCHANGE-TRADED FUND – 0.1%

United States – 0.1%

WisdomTree International Dividend ex-Financials Fund(c)
(Cost: $683,512)	15,935	676,441

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.8%

United States – 6.8%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(d)

(Cost: $41,141,257)	41,141,257	41,141,257

TOTAL INVESTMENTS IN SECURITIES – 106.0% (Cost: $533,738,940)		638,656,354

Other Assets less Liabilities – (6.0)%		(36,031,596)

NET ASSETS – 100.0%		$602,624,758
*	Non-income producing security.

‡	Share amount represents a fractional share.

(a)

Security, or portion thereof, was on loan at March 31, 2021 (See Note 2). At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $62,259,958 and the total market value of the collateral held by the Fund was $65,711,208. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $24,569,951.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(d)	Rate shown represents annualized 7-day yield as of March 31, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2021 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2021	Dividend Income
WisdomTree International Dividend ex-Financials Fund	$510,748	$8,539,381	$8,231,299	$(81,320)	$(61,069)	$676,441	$77,479

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	4/1/2021	49,711	USD	46,828	CHF	$—	$(46)
Bank of America N.A.	4/1/2021	72,572	USD	8,008,405	JPY	98	—
Bank of Montreal	4/1/2021	75,959	USD	100,008	AUD	—	(212)
HSBC Holdings PLC	4/1/2021	15,111	USD	20,366	SGD	—	(47)
State Street Bank and Trust	4/1/2021	36,128	USD	315,535	SEK	—	(72)
						$98	$(377)

See Notes to Financial Statements.

34	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree International Equity Fund (DWM)

March 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Japan	$146,523,870	$336,055	$—	$146,859,925
Other	449,978,731	—	—	449,978,731
Rights	—	0	—	0
Exchange-Traded Fund	676,441	—	—	676,441
Investment of Cash Collateral for Securities Loaned	—	41,141,257	—	41,141,257
Total Investments in Securities	$597,179,042	$41,477,312	$—	$638,656,354
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$98	$—	$98
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(377)	$—	$(377)
Total – Net	$597,179,042	$41,477,033	$—	$638,656,075
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	35

Schedule of Investments

WisdomTree International High Dividend Fund (DTH)

March 31, 2021

Investments	Shares	Value

COMMON STOCKS – 98.7%

Australia – 13.6%

AGL Energy Ltd.	26,518	$194,905

Alumina Ltd.	101,887	135,028

Ampol Ltd.	4,620	86,387

APA Group(a)	30,541	233,081

Aurizon Holdings Ltd.	75,598	224,559

AusNet Services(a)	156,423	218,621

Australia & New Zealand Banking Group Ltd.	86,114	1,848,290

BHP Group Ltd.	76,424	2,636,838

BHP Group PLC	69,911	2,020,276

Coca-Cola Amatil Ltd.	12,974	132,710

Commonwealth Bank of Australia	41,821	2,742,540

Computershare Ltd.	13,877	158,964

Dexus	40,315	299,383

Dicker Data Ltd.(a)	6,504	50,380

Fortescue Metals Group Ltd.	269,752	4,107,078

Growthpoint Properties Australia Ltd.	44,290	117,055

Harvey Norman Holdings Ltd.(a)	48,500	211,666

JB Hi-Fi Ltd.(a)	4,007	158,029

Macquarie Group Ltd.	6,114	711,688

Magellan Financial Group Ltd.	4,257	146,457

McPherson’s Ltd.(a)	11,209	12,251

Medibank Pvt Ltd.	73,281	156,281

Metcash Ltd.(a)	27,412	76,832

Mineral Resources Ltd.	7,376	213,594

Mirvac Group	103,120	196,353

National Australia Bank Ltd.	94,948	1,880,246

Nine Entertainment Co. Holdings Ltd.	40,663	85,790

Origin Energy Ltd.	58,513	209,017

Pendal Group Ltd.	13,174	65,221

Platinum Asset Management Ltd.(a)	42,200	160,708

QBE Insurance Group Ltd.	29,553	216,537

Rio Tinto Ltd.	18,632	1,571,660

Select Harvests Ltd.(a)	4,562	21,717

Spark Infrastructure Group	72,529	119,875

Stockland	85,189	285,490

Suncorp Group Ltd.	30,468	229,739

Telstra Corp., Ltd.	381,044	986,755

Wesfarmers Ltd.	30,040	1,205,088

Woodside Petroleum Ltd.	32,558	595,147

Worley Ltd.	14,558	116,314

Total Australia		24,838,550

Austria – 0.8%

CA Immobilien Anlagen AG	2,919	123,848

Oesterreichische Post AG(a)	3,861	169,261

OMV AG	15,819	804,293

Telekom Austria AG	21,842	172,508

Vienna Insurance Group AG Wiener Versicherung Gruppe	5,966	154,962

Total Austria		1,424,872

Belgium – 0.7%

Cofinimmo S.A.	1,358	198,230

Euronav N.V.	16,691	153,110

Proximus SADP	18,753	409,070

Solvay S.A.(a)	3,138	391,675

Telenet Group Holding N.V.	4,060	165,006

Total Belgium		1,317,091

China – 2.7%

Beijing Enterprises Holdings Ltd.	33,500	118,282

BOC Hong Kong Holdings Ltd.	380,047	1,327,203

China Everbright Environment Group Ltd.	262,000	177,263

China Jinmao Holdings Group Ltd.	380,000	152,500

China Overseas Grand Oceans Group Ltd.	144,000	94,093

China Overseas Land & Investment Ltd.	314,000	815,852

China Power International Development Ltd.	395,000	91,961

China Resources Power Holdings Co., Ltd.	176,000	233,627

CITIC Telecom International Holdings Ltd.	363,000	128,401

Far East Horizon Ltd.(a)	96,000	115,332

Guangdong Investment Ltd.	186,000	302,884

Lenovo Group Ltd.	570,000	810,887

Shenzhen Investment Ltd.	546,000	189,621

Shougang Fushan Resources Group Ltd.	468,838	116,389

Yanlord Land Group Ltd.	151,700	140,003

Yuexiu Property Co., Ltd.	806,000	182,464

Total China		4,996,762

Denmark – 0.1%

Scandinavian Tobacco Group A/S, Class A(b)	6,548	125,932

Finland – 1.9%

Elisa Oyj	6,066	364,596

Fortum Oyj	32,436	867,657

Konecranes Oyj	2,548	113,797

Metsa Board Oyj	11,261	122,954

Neles Oyj	12,950	164,834

Nokian Renkaat Oyj(a)	2,193	79,591

Orion Oyj, Class B(a)	3,681	147,829

Sampo Oyj, Class A	13,313	601,931

Sanoma Oyj	7,289	122,676

UPM-Kymmene Oyj	15,811	569,187

Valmet Oyj(a)	5,618	204,754

Verkkokauppa.com Oyj	4,251	44,066

Total Finland		3,403,872

France – 5.5%

ALD S.A.(b)	15,053	220,793

AXA S.A.	68,492	1,842,211

Covivio	4,599	394,580

Danone S.A.	16,009	1,100,699

Gaztransport Et Technigaz S.A.	966	77,203

Gecina S.A.	2,305	318,044

Imerys S.A.	3,063	149,470

Nexity S.A.	3,457	170,971

Orange S.A.	77,740	959,818

Publicis Groupe S.A.	5,296	323,917

See Notes to Financial Statements.

36	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International High Dividend Fund (DTH)

March 31, 2021

Investments	Shares		Value

Rubis SCA	3,308		$157,071

Sanofi	40,264		3,986,900

Societe BIC S.A.	1,958		114,878

Verallia S.A.(b)	2,525		91,255

Wendel SE(a)	1,027		127,825

Total France			10,035,635

Germany – 11.7%

Allianz SE, Registered Shares	13,997		3,570,617

BASF SE	34,151		2,843,351

Bayer AG, Registered Shares	36,379		2,307,125

Bayerische Motoren Werke AG	13,964		1,451,959

Continental AG	3,508		464,656

Deutsche Telekom AG, Registered Shares	120,793		2,437,590

DIC Asset AG	4,779		83,016

E.ON SE	107,098		1,249,156

Evonik Industries AG	14,780		523,907

Hannover Rueck SE	3,177		581,746

METRO AG	17,762		188,090

Muenchener Rueckversicherungs – Gesellschaft AG in Muenchen, Registered Shares	3,708		1,144,413

Siemens AG, Registered Shares	17,562		2,889,685

Siltronic AG	811		131,061

Talanx AG	7,840		333,191

Telefonica Deutschland Holding AG	122,789		360,785

Traton SE	18,598		502,739

Uniper SE	9,493		344,532

Total Germany			21,407,619

Hong Kong – 4.0%

Allied Group Ltd.(a)	102,000		41,984

Bank of East Asia Ltd. (The)	70,200		149,530

CLP Holdings Ltd.	84,500		820,605

Hang Lung Group Ltd.	43,000		108,849

Hang Lung Properties Ltd.	96,000		249,432

Hang Seng Bank Ltd.	56,718		1,097,963

Henderson Land Development Co., Ltd.	176,220		791,063

Hutchison Port Holdings Trust	371,323		83,548

Hysan Development Co., Ltd.	39,000		152,499

Kowloon Development Co., Ltd.	111,000		121,930

Link REIT	52,900		481,747

New World Development Co., Ltd.	75,872		392,318

PCCW Ltd.	306,968		172,941

Power Assets Holdings Ltd.	117,518		693,821

Sino Land Co., Ltd.	214,000		297,832

Sun Hung Kai Properties Ltd.	78,000		1,181,871

Swire Properties Ltd.	139,200		430,610

Total Hong Kong			7,268,543

Israel – 0.3%

Atreyu Capital Markets Ltd.	1,623		24,116

Bank Hapoalim BM*	29,277		228,091

Delek Group Ltd.*	0	‡	9

Electra Consumer Products 1970 Ltd.	2,741		118,692

ICL Group Ltd.	25,378		148,933

Oil Refineries Ltd.*	180,161		41,924

OPC Energy Ltd.*	4,497		45,918

YD More Investments Ltd.	8,352		32,559

Total Israel			640,242

Italy – 3.9%

A2A SpA	123,605		225,463

ACEA SpA	5,782		126,670

Assicurazioni Generali SpA	35,818		718,173

Azimut Holding SpA	6,790		155,097

Enav SpA(b)	27,907		136,051

Enel SpA	253,563		2,531,020

ERG SpA	4,273		127,259

Iren SpA	53,224		147,377

Italgas SpA	36,869		239,843

Mediobanca Banca di Credito Finanziario SpA*	38,590		428,875

Poste Italiane SpA(b)	45,534		580,114

Snam SpA	104,284		579,487

Telecom Italia SpA, RSP	317,895		183,224

Terna Rete Elettrica Nazionale SpA	52,216		395,096

UnipolSai Assicurazioni SpA	186,127		560,888

Total Italy			7,134,637

Japan – 19.8%

AEON Financial Service Co., Ltd.	7,400		99,448

AGC, Inc.	5,000		209,502

Amada Co., Ltd.(a)	12,000		134,009

Arakawa Chemical Industries Ltd.	5,900		70,480

Asahi Holdings, Inc.(a)	3,400		65,169

Asahi Kasei Corp.(a)	28,300		326,410

Avex, Inc.(a)	5,900		72,989

Bank of Saga Ltd. (The)	5,600		74,802

Baroque Japan Ltd.	8,700		61,963

BeNEXT Group, Inc.(a)	2,900		46,216

Bridgestone Corp.	15,600		631,765

Canon, Inc.	46,700		1,057,618

Chiyoda Co., Ltd.	8,000		71,747

Chubu Electric Power Co., Inc.(a)	17,300		223,100

Chugoku Electric Power Co., Inc. (The)(a)	11,400		140,204

Concordia Financial Group Ltd.(a)	46,300		188,133

Dai-ichi Life Holdings, Inc.	25,700		442,366

Daido Metal Co., Ltd.	11,600		61,727

Daiken Corp.	2,800		55,848

Daito Trust Construction Co., Ltd.	2,300		267,050

Daiwa House Industry Co., Ltd.(a)	13,400		393,026

Daiwa Securities Group, Inc.(a)	40,300		208,648

Electric Power Development Co., Ltd.(a)	5,100		89,262

ENEOS Holdings, Inc.(a)	103,600		470,278

FAN Communications, Inc.	15,200		56,673

Feed One Co., Ltd.	6,300		52,167

FJ Next Co., Ltd.(a)	7,700		78,185

Forum Engineering, Inc.	3,900		37,447

Fudo Tetra Corp.	4,400		76,691

Fukuoka Financial Group, Inc.(a)	7,500		142,466

Hakuto Co., Ltd.	6,300		72,977

Happinet Corp.(a)	5,000		69,457

See Notes to Financial Statements.

WisdomTree Trust	37

Schedule of Investments (continued)

WisdomTree International High Dividend Fund (DTH)

March 31, 2021

Investments	Shares	Value

Haseko Corp.(a)	15,400	$215,879

Hinokiya Group Co., Ltd.	2,100	47,739

Honeys Holdings Co., Ltd.	2,500	24,480

Hulic Co., Ltd.	16,000	188,959

Idemitsu Kosan Co., Ltd.(a)	10,900	281,526

Inpex Corp.	45,500	311,294

ITOCHU Corp.(a)	43,800	1,421,815

Japan Post Insurance Co., Ltd.	14,100	290,166

Japan Tobacco, Inc.	81,000	1,557,692

JTEKT Corp.	15,500	158,507

Kajima Corp.(a)	14,500	206,149

Kansai Electric Power Co., Inc. (The)(a)	25,700	278,630

KDDI Corp.(a)	78,800	2,421,050

Kuraray Co., Ltd.	14,400	164,590

KYORIN Holdings, Inc.	4,600	80,261

Kyosan Electric Manufacturing Co., Ltd.(a)	13,000	48,471

Lixil Corp.(a)	6,400	178,100

Maeda Road Construction Co., Ltd.	4,900	95,029

Marubeni Corp.(a)	45,100	375,820

Matsui Securities Co., Ltd.(a)	14,200	115,785

Mebuki Financial Group, Inc.	46,800	110,541

Mitsubishi Chemical Holdings Corp.(a)	33,700	253,101

Mitsubishi Corp.(a)	46,876	1,327,800

Mitsubishi Gas Chemical Co., Inc.(a)	5,900	144,910

Mitsubishi UFJ Financial Group, Inc.	435,800	2,333,601

Mitsubishi UFJ Lease & Finance Co., Ltd.(a)	34,600	209,166

Mitsui Chemicals, Inc.(a)	4,300	136,005

Mizuho Financial Group, Inc.(a)	78,260	1,132,468

Moriroku Holdings Co., Ltd.	3,700	75,607

MS&AD Insurance Group Holdings, Inc.(a)	24,900	732,128

Nikko Co., Ltd.	10,600	70,123

Nippon Air Conditioning Services Co., Ltd.	9,400	63,546

Nippon Telegraph & Telephone Corp.	90,000	2,314,751

Nomura Holdings, Inc.	80,700	424,606

Nomura Real Estate Holdings, Inc.(a)	6,300	151,941

Onward Holdings Co., Ltd.	22,700	64,094

Pola Orbis Holdings, Inc.	5,600	135,008

PS Mitsubishi Construction Co., Ltd.	11,900	72,477

Resona Holdings, Inc.(a)	84,600	355,856

Riken Corp.(a)	2,300	52,036

SBI Holdings, Inc.(a)	6,000	162,896

Seiko Epson Corp.(a)	8,200	133,575

Sekisui House Ltd.	18,600	399,605

Seven Bank Ltd.(a)	68,100	155,921

Shimizu Corp.(a)	26,600	215,689

Shinagawa Refractories Co., Ltd.(a)	3,200	83,519

SoftBank Corp.(a)	266,200	3,465,418

Sojitz Corp.(a)	64,500	182,118

Sompo Holdings, Inc.(a)	7,900	303,274

Sumitomo Chemical Co., Ltd.(a)	35,600	184,604

Sumitomo Corp.(a)	42,100	600,830

Sumitomo Mitsui Financial Group, Inc.(a)	49,300	1,787,738

Sumitomo Mitsui Trust Holdings, Inc.(a)	12,600	440,031

T&D Holdings, Inc.(a)	16,100	207,770

Taisei Corp.(a)	5,900	227,991

Takeda Pharmaceutical Co., Ltd.(a)	44,300	1,597,606

Technoflex Corp.	1,500	14,050

Teikoku Electric Manufacturing Co., Ltd.(a)	6,700	80,157

Tohoku Electric Power Co., Inc.(a)	16,600	156,986

Tokio Marine Holdings, Inc.(a)	15,400	733,765

Tokyo Individualized Educational Institute, Inc.(a)	7,500	41,946

Tosoh Corp.(a)	9,600	184,007

Toyo Ink SC Holdings Co., Ltd.	4,300	79,034

Toyo Kanetsu K.K.	1,500	36,855

Xebio Holdings Co., Ltd.(a)	9,800	83,012

YAMADA Consulting Group Co., Ltd.	5,000	54,208

Total Japan		36,282,135

Netherlands – 1.4%

ASR Nederland N.V.	6,657	298,954

ForFarmers N.V.	10,184	70,379

Koninklijke Ahold Delhaize N.V.	34,166	953,688

Koninklijke KPN N.V.	115,090	391,458

NN Group N.V.	12,893	631,734

SBM Offshore N.V.(a)	6,132	112,572

Van Lanschot Kempen N.V.	3,238	90,764

Total Netherlands		2,549,549

Norway – 2.4%

AF Gruppen ASA(a)	8,829	182,240

Equinor ASA	121,906	2,389,180

Gjensidige Forsikring ASA	18,724	440,005

SpareBank 1 SMN	14,017	176,355

Telenor ASA	45,096	795,064

TGS NOPEC Geophysical Co. ASA	7,620	121,624

Yara International ASA	7,177	373,969

Total Norway		4,478,437

Portugal – 0.4%

Altri, SGPS, S.A.	18,204	139,603

EDP – Energias de Portugal S.A.	74,932	428,889

REN – Redes Energeticas Nacionais, SGPS, S.A.	39,021	109,150

Total Portugal		677,642

Singapore – 3.6%

CapitaLand Ltd.	140,900	394,302

DBS Group Holdings Ltd.	74,595	1,598,385

Genting Singapore Ltd.	383,100	262,319

Jardine Cycle & Carriage Ltd.	11,500	192,665

Keppel Corp., Ltd.	33,300	131,852

Keppel Infrastructure Trust	294,821	120,684

NetLink NBN Trust	116,100	81,657

Olam International Ltd.	113,200	144,912

Oversea-Chinese Banking Corp., Ltd.	126,112	1,102,870

Singapore Exchange Ltd.	30,200	224,095

Singapore Technologies Engineering Ltd.	73,400	212,508

Singapore Telecommunications Ltd.	474,800	862,245

StarHub Ltd.	105,100	100,125

United Overseas Bank Ltd.	50,700	974,681

Venture Corp., Ltd.	7,500	111,975

Total Singapore		6,515,275

See Notes to Financial Statements.

38	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International High Dividend Fund (DTH)

March 31, 2021

Investments	Shares	Value

Spain – 3.6%

ACS Actividades de Construccion y Servicios S.A.	16,914	$561,781

Cia de Distribucion Integral Logista Holdings S.A.	9,423	187,165

Cie Automotive S.A.(a)	4,062	106,557

ContourGlobal PLC(b)	39,004	109,780

Enagas S.A.	11,858	258,108

Endesa S.A.	36,068	956,334

Fomento de Construcciones y Contratas S.A.	14,666	173,404

Iberdrola S.A.	197,864	2,554,556

Naturgy Energy Group S.A.(a)	43,611	1,071,250

Prosegur Cash S.A.(a)(b)	96,850	88,444

Red Electrica Corp. S.A.	18,811	333,839

Zardoya Otis S.A.	30,385	194,627

Total Spain		6,595,845

Sweden – 0.9%

Axfood AB(a)	7,428	177,939

Intrum AB(a)	4,033	129,555

Lundin Energy AB	9,620	302,850

Tele2 AB, Class B	30,555	412,948

Telia Co. AB	135,985	590,194

Total Sweden		1,613,486

Switzerland – 8.8%

ABB Ltd., Registered Shares	39,163	1,188,435

Adecco Group AG, Registered Shares	5,321	359,803

Allreal Holding AG, Registered Shares	727	147,076

Baloise Holding AG, Registered Shares	1,381	235,950

Banque Cantonale Vaudoise, Registered Shares	3,014	295,267

Cembra Money Bank AG	689	76,210

LafargeHolcim Ltd., Registered Shares*	16,107	950,521

Mobilezone Holding AG, Registered Shares	4,427	57,951

Novartis AG, Registered Shares	82,953	7,119,071

OC Oerlikon Corp. AG, Registered Shares	14,170	164,563

Sulzer AG, Registered Shares	1,521	171,792

Swiss Life Holding AG, Registered Shares	1,113	549,434

Swiss Prime Site AG, Registered Shares	3,549	328,636

Swisscom AG, Registered Shares(a)	1,885	1,015,455

UBS Group AG, Registered Shares	67,780	1,053,987

Vontobel Holding AG, Registered Shares	1,461	111,770

Zurich Insurance Group AG	5,156	2,209,988

Total Switzerland		16,035,909

United Kingdom – 12.6%

Admiral Group PLC	12,634	540,539

Airtel Africa PLC(b)	148,770	162,770

Ashmore Group PLC	30,221	163,198

BAE Systems PLC	106,385	741,236

Berkeley Group Holdings PLC	3,808	233,221

British American Tobacco PLC	111,336	4,261,150

CMC Markets PLC(b)	14,061	93,702

Direct Line Insurance Group PLC	63,686	275,289

Diversified Gas & Oil PLC	38,617	59,141

Drax Group PLC	17,023	98,644

easyJet PLC*	20,214	272,813

Ferrexpo PLC	43,026	222,374

GlaxoSmithKline PLC	260,777	4,634,149

Hargreaves Lansdown PLC	10,200	216,934

National Grid PLC	104,550	1,246,300

PayPoint PLC	8,225	66,953

Pearson PLC	18,424	196,138

Pennon Group PLC	10,805	145,350

Phoenix Group Holdings PLC	30,311	307,043

Rio Tinto PLC	47,000	3,598,949

Schroders PLC	6,853	330,928

Severn Trent PLC	5,645	179,601

SSE PLC	35,079	704,198

Standard Life Aberdeen PLC	129,155	516,588

Tate & Lyle PLC	24,888	263,441

Tesco PLC	180,891	571,153

TORM PLC	5,346	48,831

TP ICAP Group PLC	47,901	160,894

United Utilities Group PLC	19,701	251,646

Vodafone Group PLC	1,227,455	2,233,414

WM Morrison Supermarkets PLC	61,700	155,315

Workspace Group PLC	9,783	107,981

Total United Kingdom		23,059,883
TOTAL COMMON STOCKS (Cost: $165,718,888)		180,401,916

RIGHTS – 0.0%

Australia – 0.0%

Computershare Ltd., expiring 4/19/21*	1,577	1,826

Italy – 0.0%

Snam SpA, expiring 4/7/21*	104,284	0

TOTAL RIGHTS (Cost: $0)		1,826

EXCHANGE-TRADED FUND – 0.3%

United States – 0.3%

WisdomTree International LargeCap Dividend Fund(c)
(Cost: $544,516)	11,585	548,318

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 11.0%

United States – 11.0%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(d)
(Cost: $20,043,588)	20,043,588	20,043,588

TOTAL INVESTMENTS IN SECURITIES – 110.0% (Cost: $186,306,992)		200,995,648

Other Assets less Liabilities – (10.0)%		(18,310,616)

NET ASSETS – 100.0%		$182,685,032

*	Non-income producing security.

‡	Share amount represents a fractional share.

(a)

Security, or portion thereof, was on loan at March 31, 2021 (See Note 2). At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $26,428,911 and the total market value of the collateral held by the Fund was $27,830,863. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,787,275.

See Notes to Financial Statements.

WisdomTree Trust	39

Schedule of Investments (concluded)

WisdomTree International High Dividend Fund (DTH)

March 31, 2021

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(d)	Rate shown represents annualized 7-day yield as of March 31, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2021 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2021	Dividend Income
WisdomTree International LargeCap Dividend Fund	$94,319	$3,347,940	$2,878,562	$(6,112)	$(9,267)	$548,318	$27,295

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	4/1/2021	25,718	USD	24,227	CHF	$—	$(24)
Bank of America N.A.	4/1/2021	16,734	USD	1,846,651	JPY	22	—
Bank of Montreal	4/1/2021	36,650	USD	48,253	AUD	—	(102)
Bank of Montreal	4/1/2021	5,202	USD	3,787	GBP	—	(23)
HSBC Holdings PLC	4/1/2021	5,870	USD	7,912	SGD	—	(18)
State Street Bank and Trust	4/1/2021	5,669	USD	49,508	SEK	—	(11)
						$22	$(178)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$180,401,916	$—	$—	$180,401,916
Rights
Australia	1,826	—	—	1,826
Italy	—	0	—	0
Exchange-Traded Fund	548,318	—	—	548,318
Investment of Cash Collateral for Securities Loaned	—	20,043,588	—	20,043,588
Total Investments in Securities	$180,952,060	$20,043,588	$—	$200,995,648
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$22	$—	$22
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(178)	$—	$(178)
Total – Net	$180,952,060	$20,043,432	$—	$200,995,492
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

40	WisdomTree Trust

Schedule of Investments

WisdomTree International LargeCap Dividend Fund (DOL)

March 31, 2021

Investments	Shares	Value

COMMON STOCKS – 99.2%

Australia – 9.8%

ASX Ltd.	6,658	$360,299

Australia & New Zealand Banking Group Ltd.	127,419	2,734,832

BHP Group Ltd.	114,174	3,939,316

BHP Group PLC	104,080	3,007,686

Brambles Ltd.	32,046	258,235

Coles Group Ltd.	52,094	635,235

Commonwealth Bank of Australia	61,681	4,044,921

CSL Ltd.	3,597	725,050

Fortescue Metals Group Ltd.	398,627	6,069,249

Goodman Group	37,145	512,642

Macquarie Group Ltd.	8,907	1,036,801

National Australia Bank Ltd.	138,701	2,746,682

Newcrest Mining Ltd.	8,816	163,973

Rio Tinto Ltd.	27,642	2,331,678

Sonic Healthcare Ltd.	8,830	235,993

Telstra Corp., Ltd.	559,503	1,448,895

Transurban Group(a)	72,442	734,937

Wesfarmers Ltd.	44,778	1,796,319

Woodside Petroleum Ltd.	49,063	896,852

Woolworths Group Ltd.	24,720	769,500

Total Australia		34,449,095

Belgium – 0.1%

UCB S.A.	2,144	204,409

China – 1.2%

BOC Hong Kong Holdings Ltd.	557,134	1,945,628

China Overseas Land & Investment Ltd.	462,500	1,201,693

CSPC Pharmaceutical Group Ltd.	234,000	282,927

Wilmar International Ltd.	162,300	654,708

Total China		4,084,956

Denmark – 1.6%

AP Moller – Maersk A/S, Class B(a)	129	300,384

Carlsberg A/S, Class B	2,372	365,324

Coloplast A/S, Class B	4,462	672,549

Novo Nordisk A/S, Class B	44,876	3,047,663

Novozymes A/S, Class B	3,795	243,666

Orsted A/S(b)	3,798	614,899

Vestas Wind Systems A/S	1,363	280,443

Total Denmark		5,524,928

Finland – 1.4%

Fortum Oyj	48,024	1,284,633

Kone Oyj, Class B	13,513	1,106,328

Neste Oyj	17,584	935,364

Sampo Oyj, Class A	19,606	886,461

UPM-Kymmene Oyj	23,147	833,279

Total Finland		5,046,065

France – 8.2%

Air Liquide S.A.	12,097	1,980,511

AXA S.A.	101,685	2,734,994

Capgemini SE	2,045	348,746

Carrefour S.A.	11,053	200,640

Cie Generale des Etablissements Michelin SCA	3,110	466,584

Danone S.A.	23,966	1,647,783

Dassault Systemes SE	1,105	236,884

Hermes International	716	794,390

Kering S.A.	1,552	1,073,645

L’Oreal S.A.	9,190	3,529,767

Legrand S.A.	4,647	433,215

LVMH Moet Hennessy Louis Vuitton SE	4,826	3,222,260

Orange S.A.	115,965	1,431,764

Pernod Ricard S.A.	4,800	902,912

Sanofi	59,521	5,893,709

Schneider Electric SE	17,190	2,631,492

Suez S.A.	14,356	304,719

Teleperformance	435	158,898

Veolia Environnement S.A.	13,843	355,655

Vivendi SE	22,718	747,613

Total France		29,096,181

Germany – 13.0%

Allianz SE, Registered Shares	20,847	5,318,044

BASF SE	51,226	4,264,985

Bayer AG, Registered Shares	53,384	3,385,568

Bayerische Motoren Werke AG	20,377	2,118,775

Beiersdorf AG	1,436	152,064

Continental AG	5,408	716,323

Daimler AG, Registered Shares	17,695	1,580,774

Deutsche Boerse AG	3,282	546,584

Deutsche Post AG, Registered Shares	44,277	2,431,250

Deutsche Telekom AG, Registered Shares	176,503	3,561,811

Deutsche Wohnen SE, Bearer Shares	9,099	425,409

E.ON SE	158,909	1,853,462

Evonik Industries AG	20,949	742,580

Fresenius Medical Care AG & Co. KGaA	6,425	473,617

Fresenius SE & Co. KGaA	11,358	506,997

Hannover Rueck SE	4,130	756,251

Henkel AG & Co. KGaA	4,643	460,837

Infineon Technologies AG	11,895	505,454

Knorr-Bremse AG	3,460	432,761

Merck KGaA	1,158	198,433

Muenchener Rueckversicherungs – Gesellschaft AG in Muenchen, Registered Shares	5,614	1,732,669

RWE AG	12,746	500,644

SAP SE	25,073	3,077,078

Siemens AG, Registered Shares	26,260	4,320,871

Siemens Healthineers AG(b)	17,477	948,981

Symrise AG	1,414	171,838

Uniper SE	12,913	468,655

Volkswagen AG	8,415	3,058,033

Vonovia SE	18,986	1,242,903

Total Germany		45,953,651

Hong Kong – 4.1%

AIA Group Ltd.	242,404	2,940,233

CLP Holdings Ltd.	126,000	1,223,623

Hang Lung Properties Ltd.	145,000	376,747

See Notes to Financial Statements.

WisdomTree Trust	41

Schedule of Investments (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

March 31, 2021

Investments	Shares	Value

Hang Seng Bank Ltd.	83,218	$1,610,958

Henderson Land Development Co., Ltd.	243,219	1,091,825

Hong Kong & China Gas Co., Ltd.	423,215	669,571

Hong Kong Exchanges & Clearing Ltd.	27,024	1,589,923

Link REIT	75,800	690,292

MTR Corp., Ltd.	155,938	883,544

New World Development Co., Ltd.	108,750	562,323

Sun Hung Kai Properties Ltd.	117,442	1,779,504

Swire Properties Ltd.	200,080	618,941

Techtronic Industries Co., Ltd.	24,000	410,576

Total Hong Kong		14,448,060

Ireland – 0.3%

CRH PLC	17,970	844,171

Kerry Group PLC, Class A	1,152	144,466

Total Ireland		988,637

Italy – 2.1%

Assicurazioni Generali SpA	54,166	1,086,061

Enel SpA	380,176	3,794,848

Ferrari N.V.	1,832	384,014

Poste Italiane SpA(b)	69,347	883,498

Snam SpA	155,386	863,451

Terna Rete Elettrica Nazionale SpA	67,995	514,490

Total Italy		7,526,362

Japan – 20.8%

Aeon Co., Ltd.	9,145	273,026

Ajinomoto Co., Inc.	7,000	143,516

Asahi Group Holdings Ltd.	11,935	503,862

Asahi Kasei Corp.(a)	37,800	435,983

Astellas Pharma, Inc.	40,500	623,810

Bandai Namco Holdings, Inc.	3,200	228,576

Bridgestone Corp.	21,855	885,078

Canon, Inc.	68,536	1,552,139

Central Japan Railway Co.	1,900	284,570

Chugai Pharmaceutical Co., Ltd.	26,700	1,084,672

Dai-ichi Life Holdings, Inc.	36,400	626,541

Daiichi Sankyo Co., Ltd.	24,200	706,290

Daikin Industries Ltd.	2,900	585,774

Daiwa House Industry Co., Ltd.(a)	18,400	539,678

Denso Corp.	18,100	1,203,445

East Japan Railway Co.(a)	7,200	510,776

Eisai Co., Ltd.	6,900	463,268

ENEOS Holdings, Inc.(a)	154,100	699,516

FANUC Corp.	1,775	420,619

Fast Retailing Co., Ltd.	600	478,534

FUJIFILM Holdings Corp.	7,400	440,049

Fujitsu Ltd.	3,900	564,706

Hitachi Ltd.(a)	20,900	946,458

Honda Motor Co., Ltd.	44,400	1,333,607

Hoya Corp.	2,200	258,923

ITOCHU Corp.(a)	64,400	2,090,523

Japan Exchange Group, Inc.	8,200	192,570

Japan Tobacco, Inc.	121,209	2,330,942

Kao Corp.	10,100	668,428

KDDI Corp.(a)	117,880	3,621,743

Keyence Corp.	800	363,946

Kirin Holdings Co., Ltd.	24,900	477,832

Komatsu Ltd.	19,367	599,238

Kubota Corp.	19,800	451,458

Kyowa Kirin Co., Ltd.	7,300	218,670

MEIJI Holdings Co., Ltd.(a)	3,900	251,294

Mitsubishi Corp.(a)	68,005	1,926,296

Mitsubishi Electric Corp.	45,581	695,677

Mitsubishi Estate Co., Ltd.	21,500	376,007

Mitsubishi UFJ Financial Group, Inc.(a)	639,700	3,425,434

Mitsui Fudosan Co., Ltd.	19,500	443,559

Mizuho Financial Group, Inc.(a)	115,714	1,674,450

MS&AD Insurance Group Holdings, Inc.	36,700	1,079,080

Murata Manufacturing Co., Ltd.	11,410	913,007

NEC Corp.	4,700	277,321

Nidec Corp.	2,600	316,118

Nintendo Co., Ltd.	3,400	1,901,846

Nippon Telegraph & Telephone Corp.	135,204	3,477,373

Nitori Holdings Co., Ltd.	800	155,113

Nomura Holdings, Inc.	112,400	591,397

Nomura Research Institute Ltd.	9,200	285,158

NTT Data Corp.(a)	16,100	249,586

Obic Co., Ltd.(a)	1,100	201,385

Omron Corp.	3,000	234,570

Ono Pharmaceutical Co., Ltd.	9,500	248,462

Oracle Corp.	2,200	215,023

Otsuka Holdings Co., Ltd.	16,200	687,144

Panasonic Corp.	55,784	718,629

Recruit Holdings Co., Ltd.	8,200	400,798

Secom Co., Ltd.	3,700	311,838

Sekisui House Ltd.	25,600	549,995

Seven & I Holdings Co., Ltd.	21,000	848,172

SG Holdings Co., Ltd.	6,600	151,531

Shimano, Inc.	700	167,081

Shin-Etsu Chemical Co., Ltd.	5,100	858,923

Shionogi & Co., Ltd.	5,500	296,253

Shiseido Co., Ltd.	2,360	158,515

SMC Corp.	450	261,896

SoftBank Corp.(a)	396,000	5,155,167

SoftBank Group Corp.	10,480	884,872

Sompo Holdings, Inc.(a)	11,900	456,831

Sony Corp.	6,200	650,579

Subaru Corp.(a)	17,100	341,072

Sumitomo Corp.(a)	57,510	820,754

Sumitomo Mitsui Financial Group, Inc.(a)	72,494	2,628,810

Sumitomo Realty & Development Co., Ltd.	5,700	201,486

Suntory Beverage & Food Ltd.	5,200	193,647

Suzuki Motor Corp.	7,317	332,741

Sysmex Corp.	1,900	205,045

Takeda Pharmaceutical Co., Ltd.(a)	65,100	2,347,724

TDK Corp.	1,600	221,973

Terumo Corp.	5,097	184,461

See Notes to Financial Statements.

42	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

March 31, 2021

Investments	Shares	Value

Tokio Marine Holdings, Inc.(a)	22,800	$1,086,353

Tokyo Electron Ltd.	4,350	1,841,959

Toyota Motor Corp.(a)	51,773	4,036,888

Unicharm Corp.	3,300	138,719

Z Holdings Corp.(a)	66,700	332,353

Total Japan		73,219,131

Netherlands – 1.9%

Akzo Nobel N.V.	5,546	621,055

ASML Holding N.V.	3,986	2,422,012

Koninklijke Ahold Delhaize N.V.	51,937	1,449,736

Koninklijke DSM N.V.	3,975	674,143

NN Group N.V.	18,872	924,695

Wolters Kluwer N.V.	5,849	509,525

Total Netherlands		6,601,166

Norway – 1.3%

Equinor ASA	180,373	3,535,048

Telenor ASA	65,642	1,157,300

Total Norway		4,692,348

Portugal – 0.2%

EDP – Energias de Portugal S.A.	115,277	659,812

Singapore – 1.9%

DBS Group Holdings Ltd.	111,040	2,379,310

Oversea-Chinese Banking Corp., Ltd.	178,087	1,557,400

Singapore Telecommunications Ltd.	760,700	1,381,444

United Overseas Bank Ltd.	77,386	1,487,705

Total Singapore		6,805,859

Spain – 2.6%

Endesa S.A.	54,283	1,439,300

Ferrovial S.A.(a)	22,415	585,635

Grifols S.A.(a)	5,779	151,667

Iberdrola S.A.	296,398	3,826,695

Industria de Diseno Textil S.A.	50,060	1,653,277

Naturgy Energy Group S.A.	66,487	1,633,171

Total Spain		9,289,745

Sweden – 1.4%

Assa Abloy AB, Class B	13,078	376,602

Atlas Copco AB, Class A	17,258	1,052,551

Atlas Copco AB, Class B	8,599	448,384

Epiroc AB, Class A	17,901	406,229

EQT AB	7,173	236,596

Essity AB, Class B(a)	17,011	538,455

Swedish Match AB	3,674	287,385

Telefonaktiebolaget LM Ericsson, Class B	53,981	715,614

Telia Co. AB	196,473	852,721

Total Sweden		4,914,537

Switzerland – 14.0%

ABB Ltd., Registered Shares	60,998	1,851,036

Cie Financiere Richemont S.A., Registered Shares	6,933	668,438

Credit Suisse Group AG, Registered Shares	31,930	335,941

EMS-Chemie Holding AG, Registered Shares	732	656,440

Geberit AG, Registered Shares	932	595,751

Givaudan S.A., Registered Shares	185	715,901

Kuehne + Nagel International AG, Registered Shares	3,244	929,615

LafargeHolcim Ltd., Registered Shares*	25,260	1,490,666

Logitech International S.A., Registered Shares	2,456	258,713

Lonza Group AG, Registered Shares	481	270,053

Nestle S.A., Registered Shares	91,340	10,223,403

Novartis AG, Registered Shares	123,273	10,579,355

Partners Group Holding AG	979	1,255,542

Roche Holding AG, Bearer Shares(a)	5,722	1,963,774

Roche Holding AG, Genusschein	25,288	8,207,214

Schindler Holding AG, Registered Shares	1,374	395,345

SGS S.A., Registered Shares	305	868,836

Sika AG, Registered Shares	1,833	525,857

STMicroelectronics N.V.	5,094	194,696

Swiss Life Holding AG, Registered Shares	1,689	833,777

Swisscom AG, Registered Shares(a)	2,884	1,553,618

UBS Group AG, Registered Shares	100,344	1,560,362

Zurich Insurance Group AG	7,826	3,354,416

Total Switzerland		49,288,749

United Kingdom – 13.3%

Anglo American PLC	35,897	1,407,808

Ashtead Group PLC	5,316	317,363

AstraZeneca PLC	42,599	4,259,342

Aviva PLC	70,654	397,919

BAE Systems PLC	151,248	1,053,819

British American Tobacco PLC	165,025	6,315,984

Coca-Cola European Partners PLC	7,262	377,248

Diageo PLC	56,172	2,316,878

GlaxoSmithKline PLC	383,435	6,813,848

Intertek Group PLC	2,365	182,793

Linde PLC	7,448	2,091,242

London Stock Exchange Group PLC	2,630	251,826

National Grid PLC	157,386	1,876,137

Reckitt Benckiser Group PLC	14,892	1,335,112

RELX PLC	46,872	1,176,335

Rio Tinto PLC	69,888	5,351,560

Segro PLC(b)	20,859	269,833

Smith & Nephew PLC	14,502	275,716

SSE PLC	52,556	1,055,043

Tesco PLC	265,218	837,411

Unilever PLC	101,730	5,692,877

Vodafone Group PLC	1,802,134	3,279,071

Total United Kingdom		46,935,165
TOTAL COMMON STOCKS (Cost: $291,122,866)		349,728,856

RIGHTS – 0.0%

Italy – 0.0%

Snam SpA, expiring 4/7/21*
(Cost: $0)	155,386	0

See Notes to Financial Statements.

WisdomTree Trust	43

Schedule of Investments (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

March 31, 2021

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.3%

United States – 6.3%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c)
(Cost: $22,304,365)	22,304,365	$22,304,365

TOTAL INVESTMENTS IN SECURITIES – 105.5% (Cost: $313,427,231)		372,033,221

Other Assets less Liabilities – (5.5)%		(19,316,255)

NET ASSETS – 100.0%		$352,716,966
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at March 31, 2021 (See Note 2). At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $36,031,077 and the total market value of the collateral held by the Fund was $37,879,536. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $15,575,171.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2021 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2021	Dividend Income
WisdomTree International MidCap Dividend Fund^	$727,876	$3,700,769	$4,545,112	$(92,002)	$208,469	$—	$25,226
^	As of March 31, 2021, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$349,728,856	$—	$—	$349,728,856
Rights	—	0	—	0
Investment of Cash Collateral for Securities Loaned	—	22,304,365	—	22,304,365
Total Investments in Securities	$349,728,856	$22,304,365	$—	$372,033,221

See Notes to Financial Statements.

44	WisdomTree Trust

Schedule of Investments

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2021

Investments	Shares	Value

COMMON STOCKS – 99.4%

Australia – 8.6%

AGL Energy Ltd.	69,096	$507,850

ALS Ltd.	14,847	109,464

Alumina Ltd.	257,049	340,660

Ampol Ltd.	10,915	204,094

Ansell Ltd.	5,812	173,704

APA Group(a)	77,074	588,208

Atlas Arteria Ltd.(a)	26,958	122,169

Aurizon Holdings Ltd.	188,294	559,315

AusNet Services	378,749	529,350

BlueScope Steel Ltd.	7,586	111,802

carsales.com Ltd.	10,066	136,545

Charter Hall Group	20,666	202,734

Cleanaway Waste Management Ltd.	59,962	100,474

Coca-Cola Amatil Ltd.	29,303	299,739

Computershare Ltd.	30,065	344,401

Dexus	85,038	631,500

Domino’s Pizza Enterprises Ltd.	2,740	200,866

Evolution Mining Ltd.	67,280	209,075

Harvey Norman Holdings Ltd.(a)	105,562	460,699

JB Hi-Fi Ltd.	9,325	367,762

Magellan Financial Group Ltd.	9,880	339,909

Medibank Pvt Ltd.	169,009	360,432

Mineral Resources Ltd.	16,251	470,595

Mirvac Group	236,906	451,099

Northern Star Resources Ltd.	11,750	84,840

Orica Ltd.	17,038	181,029

Origin Energy Ltd.	149,457	533,881

OZ Minerals Ltd.	9,192	159,905

QBE Insurance Group Ltd.	72,217	529,139

Qube Holdings Ltd.	49,710	113,206

REA Group Ltd.(a)	1,939	209,327

Reece Ltd.(a)	7,532	98,328

Santos Ltd.	61,139	330,622

Seven Group Holdings Ltd.(a)	10,946	188,000

Spark Infrastructure Group	168,949	279,236

Stockland	208,287	698,024

Suncorp Group Ltd.	75,594	570,004

Washington H Soul Pattinson & Co., Ltd.(a)	12,209	293,662

Worley Ltd.	37,045	295,979

Total Australia		12,387,628

Austria – 2.5%

Andritz AG(a)	2,429	109,453

CA Immobilien Anlagen AG	5,953	252,576

EVN AG	8,253	178,087

OMV AG	40,497	2,059,007

Telekom Austria AG	21,409	169,089

Verbund AG(a)	3,532	257,372

Vienna Insurance Group AG Wiener Versicherung Gruppe	11,717	304,339

Voestalpine AG	2,188	90,853

Wienerberger AG	5,143	188,590

Total Austria		3,609,366

Belgium – 3.1%

Aedifica S.A.	1,918	220,463

Ageas S.A./N.V.	2,146	130,044

Cofinimmo S.A.	2,527	368,872

D’ieteren S.A./N.V.	1,824	179,003

Elia Group S.A./N.V.(a)	2,021	223,039

Etablissements Franz Colruyt N.V.	4,984	297,922

Melexis N.V.	1,235	130,997

Proximus SADP	46,263	1,009,161

Solvay S.A.(a)	7,964	994,041

Telenet Group Holding N.V.	9,409	382,399

Umicore S.A.	2,721	144,645

Warehouses De Pauw CVA	10,140	335,836

Total Belgium		4,416,422

China – 4.5%

Beijing Enterprises Holdings Ltd.	81,700	288,466

China Everbright Environment Group Ltd.	583,407	394,719

China Jinmao Holdings Group Ltd.	947,242	380,142

China Resources Power Holdings Co., Ltd.	458,000	607,961

Far East Horizon Ltd.(a)	256,000	307,551

Fosun International Ltd.	329,000	460,421

Guangdong Investment Ltd.	474,208	772,205

Lenovo Group Ltd.	1,434,000	2,040,021

Shenzhen Investment Ltd.	922,000	320,203

Sinotruk Hong Kong Ltd.	121,500	364,135

Sun Art Retail Group Ltd.(a)	277,500	227,013

Yuexiu Property Co., Ltd.	1,506,000	340,932

Total China		6,503,769

Denmark – 1.0%

GN Store Nord A/S	1,343	105,989

H. Lundbeck A/S	6,567	224,886

Rockwool International A/S, Class B	226	95,501

Royal Unibrew A/S	2,079	217,955

Schouw & Co. A/S	1,357	142,392

SimCorp A/S	1,093	135,676

Topdanmark A/S	4,178	191,603

Tryg A/S(a)	15,833	374,311

Total Denmark		1,488,313

Finland – 2.6%

Elisa Oyj	14,912	896,283

Huhtamaki Oyj	4,826	218,712

Kesko Oyj, Class A	5,909	165,635

Kesko Oyj, Class B	19,351	593,143

Kojamo Oyj	10,035	196,726

Konecranes Oyj	5,332	238,135

Metsa Board Oyj	24,397	266,379

Nokian Renkaat Oyj(a)	5,470	198,524

Orion Oyj, Class B(a)	8,959	359,793

TietoEVRY Oyj	5,008	155,506

Valmet Oyj	12,753	464,796

Total Finland		3,753,632

See Notes to Financial Statements.

WisdomTree Trust	45

Schedule of Investments (continued)

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2021

Investments	Shares	Value

France – 4.7%

ALD S.A.(b)	25,793	$378,325

Arkema S.A.	2,792	339,136

Bollore S.A.	83,078	402,088

Cie Plastic Omnium S.A.	5,440	199,737

Covivio	11,934	1,023,900

Edenred	6,111	319,898

Gaztransport Et Technigaz S.A.	2,151	171,909

Gecina S.A.	5,456	752,820

Iliad S.A.	1,942	369,982

Imerys S.A.	7,523	367,111

Ipsen S.A.	1,660	142,715

La Francaise des Jeux SAEM(b)	3,973	181,035

Publicis Groupe S.A.	13,322	814,808

Remy Cointreau S.A.	557	103,106

Rubis SCA	8,937	424,347

SEB S.A.	815	144,064

Trigano S.A.	783	146,689

Verallia S.A.(b)	6,387	230,829

Wendel SE	2,293	285,396

Total France		6,797,895

Germany – 5.4%

alstria office REIT-AG	12,381	200,518

Aurubis AG	2,093	173,767

Bechtle AG	882	165,755

Brenntag SE	7,438	636,409

Covestro AG(b)	7,768	523,499

Dermapharm Holding SE	2,636	189,014

Encavis AG	5,628	107,024

Freenet AG	518	12,426

Fuchs Petrolub SE	2,699	108,804

GEA Group AG	4,041	165,991

Gerresheimer AG	791	78,742

Hapag-Lloyd AG(b)	5,036	783,650

LANXESS AG	2,655	196,150

LEG Immobilien SE	4,567	602,029

METRO AG	40,941	433,543

Nemetschek SE	1,517	96,991

Rational AG	234	182,201

Rheinmetall AG	2,308	234,368

Scout24 AG(b)	2,180	165,771

Siltronic AG	1,543	249,354

Software AG	2,996	126,552

Suedzucker AG	5,001	84,932

TAG Immobilien AG*	7,409	211,948

Talanx AG	20,899	888,183

Telefonica Deutschland Holding AG	315,615	927,355

United Internet AG, Registered Shares	4,860	195,349

Total Germany		7,740,325

Hong Kong – 2.9%

Bank of East Asia Ltd. (The)	145,980	310,945

Hang Lung Group Ltd.	89,000	225,292

Hysan Development Co., Ltd.	83,000	324,550

PCCW Ltd.	875,492	493,238

Power Assets Holdings Ltd.	308,500	1,821,370

Sino Land Co., Ltd.	541,046	752,994

Vitasoy International Holdings Ltd.	20,000	76,919

Wharf Holdings Ltd. (The)	73,000	193,429

Total Hong Kong		4,198,737

Ireland – 0.7%

Glanbia PLC	14,002	209,163

Smurfit Kappa Group PLC	16,789	792,441

Total Ireland		1,001,604

Israel – 1.3%

Azrieli Group Ltd.	2,829	174,845

Bank Hapoalim BM*	69,159	538,804

Bank Leumi Le-Israel BM	54,423	359,045

Elbit Systems Ltd.	873	123,750

ICL Group Ltd.	60,029	352,286

Mizrahi Tefahot Bank Ltd.	7,970	208,266

Strauss Group Ltd.	4,158	112,220

Total Israel		1,869,216

Italy – 4.4%

A2A SpA	320,075	583,837

ACEA SpA	13,663	299,323

Azimut Holding SpA	14,137	322,917

ERG SpA	8,857	263,780

Hera SpA	81,915	314,626

Infrastrutture Wireless Italiane SpA(b)	12,905	144,089

Iren SpA	91,271	252,730

Italgas SpA	92,235	600,015

Mediobanca Banca di Credito Finanziario SpA*	97,771	1,086,591

Prysmian SpA	4,525	147,368

Recordati Industria Chimica e Farmaceutica SpA	9,681	521,912

Telecom Italia SpA	725,887	393,466

UnipolSai Assicurazioni SpA	484,235	1,459,226

Total Italy		6,389,880

Japan – 24.5%

ABC-Mart, Inc.	2,478	139,934

Acom Co., Ltd.(a)	23,400	109,059

Advantest Corp.	2,800	245,285

Aeon Mall Co., Ltd.	6,400	111,493

AGC, Inc.	8,828	369,897

Air Water, Inc.(a)	7,300	128,163

Aisin Seiki Co., Ltd.(a)	7,600	288,869

Alfresa Holdings Corp.	7,600	146,704

Amada Co., Ltd.(a)	17,200	192,080

Anritsu Corp.(a)	3,900	85,271

Azbil Corp.(a)	3,300	142,303

Brother Industries Ltd.(a)	8,300	183,952

Calbee, Inc.(a)	3,700	94,492

Canon Marketing Japan, Inc.	5,400	120,022

Capcom Co., Ltd.	4,200	136,643

Casio Computer Co., Ltd.(a)	6,400	120,760

Chiba Bank Ltd. (The)(a)	31,800	208,643

See Notes to Financial Statements.

46	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2021

Investments	Shares	Value

Chubu Electric Power Co., Inc.	31,300	$403,643

Chugoku Electric Power Co., Inc. (The)(a)	22,600	277,949

COMSYS Holdings Corp.	6,400	197,502

Concordia Financial Group Ltd.(a)	61,600	250,302

Dai Nippon Printing Co., Ltd.	10,579	222,015

Daito Trust Construction Co., Ltd.	4,420	513,200

Daiwa Securities Group, Inc.(a)	67,400	348,955

Denka Co., Ltd.	3,800	152,000

Dentsu Group, Inc.	9,800	314,842

Disco Corp.	800	251,584

Electric Power Development Co., Ltd.(a)	9,900	173,272

Fancl Corp.	2,200	74,362

Fuji Electric Co., Ltd.(a)	4,275	178,351

Fuji Oil Holdings, Inc.(a)	3,700	98,879

Fukuoka Financial Group, Inc.(a)	10,200	193,754

Hakuhodo DY Holdings, Inc.	10,600	176,986

Hamamatsu Photonics K.K.	2,200	130,208

Hankyu Hanshin Holdings, Inc.	5,100	163,615

Haseko Corp.(a)	21,000	294,380

Hikari Tsushin, Inc.	1,000	201,538

Hirose Electric Co., Ltd.	975	150,176

Hisamitsu Pharmaceutical Co., Inc.	2,100	137,023

Hitachi Capital Corp.	6,200	191,151

Hitachi Construction Machinery Co., Ltd.	3,000	96,244

Hitachi Transport System Ltd.	2,500	84,163

Hoshizaki Corp.	1,300	116,235

Hulic Co., Ltd.	26,100	308,240

Idemitsu Kosan Co., Ltd.(a)	19,866	513,100

Iida Group Holdings Co., Ltd.(a)	8,200	198,581

Inpex Corp.	87,000	595,222

Isuzu Motors Ltd.	27,700	298,057

Itochu Techno-Solutions Corp.	7,400	238,742

Japan Post Insurance Co., Ltd.	25,900	533,001

JSR Corp.(a)	6,400	193,448

JTEKT Corp.	17,900	183,050

K’s Holdings Corp.	8,800	121,129

Kajima Corp.(a)	23,276	330,919

Kakaku.com, Inc.	3,700	101,122

Kansai Electric Power Co., Inc. (The)(a)	45,700	495,462

Kansai Paint Co., Ltd.	5,300	141,733

Keio Corp.	1,900	127,928

Kewpie Corp.	4,300	98,063

Kikkoman Corp.(a)	2,200	131,204

Kintetsu Group Holdings Co., Ltd.	2,700	103,113

Kobayashi Pharmaceutical Co., Ltd.	1,400	130,878

Koei Tecmo Holdings Co., Ltd.	3,510	157,712

Koito Manufacturing Co., Ltd.(a)	2,200	147,729

Kose Corp.	1,100	155,891

Kuraray Co., Ltd.	15,300	174,877

Kurita Water Industries Ltd.	2,900	124,529

Kyowa Exeo Corp.	4,300	113,707

Kyushu Electric Power Co., Inc.(a)	18,200	179,859

Lawson, Inc.	3,000	147,421

Lion Corp.	3,800	74,246

Lixil Corp.(a)	10,700	297,760

Mabuchi Motor Co., Ltd.	2,600	114,471

Marubeni Corp.(a)	76,200	634,977

Marui Group Co., Ltd.(a)	6,300	118,531

Matsumotokiyoshi Holdings Co., Ltd.	2,200	98,154

McDonald’s Holdings Co., Japan Ltd.	2,200	101,538

Mebuki Financial Group, Inc.	64,700	152,821

Medipal Holdings Corp.	7,100	136,474

MINEBEA MITSUMI, Inc.	6,700	171,532

Mitsubishi Chemical Holdings Corp.(a)	60,500	454,380

Mitsubishi Gas Chemical Co., Inc.(a)	9,100	223,506

Mitsubishi Heavy Industries Ltd.	11,600	362,067

Mitsubishi UFJ Lease & Finance Co., Ltd.(a)	47,700	288,358

Mitsui Chemicals, Inc.(a)	7,800	246,706

Miura Co., Ltd.	2,100	113,647

Nabtesco Corp.	2,900	132,796

NGK Insulators Ltd.	8,600	157,524

NGK Spark Plug Co., Ltd.(a)	6,400	110,682

Nichirei Corp.	3,900	100,553

Nifco, Inc.(a)	3,000	109,548

Nihon M&A Center, Inc.	4,200	113,761

Nihon Unisys Ltd.	3,200	98,751

Nippo Corp.(a)	4,500	122,986

Nippon Express Co., Ltd.	4,100	305,738

Nippon Sanso Holdings Corp.	7,900	150,422

Nippon Shinyaku Co., Ltd.	1,200	89,376

Nippon Yusen K.K.(a)	6,400	218,643

Nissan Chemical Corp.	3,700	197,891

Nisshin Seifun Group, Inc.	6,900	115,520

Nissin Foods Holdings Co., Ltd.(a)	2,100	156,027

Nitto Denko Corp.(a)	6,400	547,910

NOF Corp.	2,600	136,235

Nomura Real Estate Holdings, Inc.(a)	9,368	225,934

NSK Ltd.	11,900	122,231

Obayashi Corp.(a)	25,600	235,149

Odakyu Electric Railway Co., Ltd.(a)	4,200	114,977

Oji Holdings Corp.	31,862	206,454

Open House Co., Ltd.	4,600	196,489

Osaka Gas Co., Ltd.	16,500	322,086

Otsuka Corp.	7,000	328,145

Pigeon Corp.(a)	2,100	79,819

Pola Orbis Holdings, Inc.	9,300	224,210

Resona Holdings, Inc.(a)	144,900	609,498

Rinnai Corp.	1,300	145,765

Rohm Co., Ltd.	2,100	205,439

Ryohin Keikaku Co., Ltd.	3,500	82,923

Sankyu, Inc.	2,100	92,362

Santen Pharmaceutical Co., Ltd.	7,700	106,128

SBI Holdings, Inc.(a)	10,400	282,353

SCSK Corp.	4,400	261,213

Sega Sammy Holdings, Inc.	9,000	140,661

Seiko Epson Corp.(a)	22,900	373,032

Seino Holdings Co., Ltd.	10,700	149,316

Sekisui Chemical Co., Ltd.	14,900	286,538

See Notes to Financial Statements.

WisdomTree Trust	47

Schedule of Investments (continued)

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2021

Investments	Shares	Value

Seria Co., Ltd.	2,100	$73,452

Seven Bank Ltd.(a)	82,900	189,807

Sharp Corp.(a)	9,300	160,751

Shimadzu Corp.	3,000	108,733

Shimamura Co., Ltd.	1,000	115,566

Shimizu Corp.(a)	33,900	274,881

Shizuoka Bank Ltd. (The)(a)	19,900	156,679

SHO-BOND Holdings Co., Ltd.	2,200	94,968

Sohgo Security Services Co., Ltd.	2,100	99,394

Sojitz Corp.(a)	69,900	197,365

Square Enix Holdings Co., Ltd.	2,100	116,878

Stanley Electric Co., Ltd.	2,400	71,566

Sugi Holdings Co., Ltd.	2,000	158,733

SUMCO Corp.	5,700	130,300

Sumitomo Chemical Co., Ltd.(a)	64,900	336,540

Sumitomo Dainippon Pharma Co., Ltd.	10,590	184,678

Sumitomo Electric Industries Ltd.(a)	20,612	309,273

Sumitomo Metal Mining Co., Ltd.	4,800	207,595

Sumitomo Mitsui Trust Holdings, Inc.(a)	20,200	705,446

Sundrug Co., Ltd.	3,300	120,950

Suzuken Co., Ltd.	2,500	97,851

T&D Holdings, Inc.(a)	27,651	356,836

Taiheiyo Cement Corp.	3,600	94,838

Taisei Corp.	8,775	339,088

Teijin Ltd.(a)	7,100	122,531

TIS, Inc.	6,700	160,133

Tobu Railway Co., Ltd.	2,500	67,330

Toho Co., Ltd.	2,900	117,837

Tohoku Electric Power Co., Inc.(a)	31,800	300,733

Tokyo Century Corp.	3,100	208,724

Tokyo Gas Co., Ltd.	11,700	260,735

Tokyo Tatemono Co., Ltd.	10,000	152,127

Tokyu Corp.	14,500	193,421

Toray Industries, Inc.	44,600	287,579

Tosoh Corp.(a)	11,900	228,092

TOTO Ltd.	3,600	221,538

Toyo Suisan Kaisha Ltd.(a)	2,800	117,828

Toyo Tire Corp.	4,700	83,281

Toyoda Gosei Co., Ltd.(a)	3,200	84,214

Toyota Boshoku Corp.(a)	5,900	97,710

Toyota Tsusho Corp.(a)	12,500	525,453

Trend Micro, Inc.	6,330	317,359

Tsuruha Holdings, Inc.	900	116,308

USS Co., Ltd.	10,500	205,629

Welcia Holdings Co., Ltd.	2,800	96,290

Yakult Honsha Co., Ltd.(a)	2,700	136,833

Yamada Holdings Co., Ltd.	20,400	110,215

Yamaha Corp.	2,600	141,412

Yamaha Motor Co., Ltd.	10,660	261,532

Yamato Holdings Co., Ltd.	7,500	205,995

Yaskawa Electric Corp.	2,800	139,620

Yokogawa Electric Corp.	6,400	118,038

ZOZO, Inc.	4,600	136,127

Total Japan		35,421,661

Kazakhstan – 0.1%

KAZ Minerals PLC	10,794	129,118

Netherlands – 2.9%

Aalberts N.V.	4,453	226,092

ASM International N.V.	2,862	834,199

ASR Nederland N.V.	14,802	664,731

BE Semiconductor Industries N.V.	3,525	295,971

Euronext N.V.(b)	2,741	276,727

IMCD N.V.	1,081	150,554

Koninklijke KPN N.V.	314,378	1,069,299

Koninklijke Vopak N.V.(a)	6,853	341,906

SBM Offshore N.V.(a)	14,662	269,168

Total Netherlands		4,128,647

Norway – 2.3%

Aker ASA, Class A	3,584	274,793

Entra ASA(b)	10,814	240,569

Gjensidige Forsikring ASA	41,274	969,919

Kongsberg Gruppen ASA	4,647	106,698

Leroy Seafood Group ASA	29,968	256,627

Orkla ASA	63,455	623,225

Yara International ASA	17,390	906,133

Total Norway		3,377,964

Portugal – 0.1%

Jeronimo Martins, SGPS, S.A.	12,305	207,531

Singapore – 3.2%

CapitaLand Ltd.	312,900	875,636

City Developments Ltd.	26,400	156,797

Genting Singapore Ltd.	1,020,800	698,970

Jardine Cycle & Carriage Ltd.	31,811	532,945

Keppel Corp., Ltd.	83,800	331,807

NetLink NBN Trust	310,400	218,315

Olam International Ltd.	260,200	333,093

Singapore Exchange Ltd.	76,000	563,948

Singapore Technologies Engineering Ltd.	181,500	525,480

UOL Group Ltd.	31,900	187,563

Venture Corp., Ltd.	14,900	222,457

Total Singapore		4,647,011

Spain – 3.2%

Acciona S.A.	1,698	285,180

ACS Actividades de Construccion y Servicios S.A.	43,781	1,454,140

Ebro Foods S.A.	9,878	204,097

Enagas S.A.	29,343	638,696

Fomento de Construcciones y Contratas S.A.	15,525	183,560

Grupo Catalana Occidente S.A.	5,758	230,091

Inmobiliaria Colonial Socimi S.A.	23,975	232,608

Red Electrica Corp. S.A.	51,004	905,169

Viscofan S.A.	2,956	204,629

Zardoya Otis S.A.	51,364	329,006

Total Spain		4,667,176

Sweden – 4.6%

AddTech AB, Class B	6,826	101,807

See Notes to Financial Statements.

48	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2021

Investments	Shares	Value

Avanza Bank Holding AB	5,194	$161,726

Axfood AB(a)	15,165	363,279

Beijer Ref AB	3,518	154,906

BillerudKorsnas AB	9,157	170,559

Boliden AB	10,597	393,909

Bravida Holding AB(b)	7,583	104,659

Castellum AB(a)	20,009	442,130

Elekta AB, Class B(a)	9,812	127,486

Fabege AB(a)	13,656	184,481

Getinge AB, Class B	5,200	144,672

Holmen AB, Class B	2,249	98,926

Hufvudstaden AB, Class A(a)	9,796	142,732

Husqvarna AB, Class B	12,433	179,442

ICA Gruppen AB	7,883	386,178

Intrum AB	9,565	307,263

Kinnevik AB, Class B(a)	5,985	291,549

Lifco AB, Class B	1,613	150,265

Lundin Energy AB	25,779	811,555

Skanska AB, Class B(a)	10,693	268,665

SKF AB, Class B	9,309	265,077

Sweco AB, Class B	5,556	90,897

Tele2 AB, Class B	77,502	1,047,432

Wihlborgs Fastigheter AB	9,759	185,522

Total Sweden		6,575,117

Switzerland – 5.7%

Adecco Group AG, Registered Shares	12,730	860,795

Allreal Holding AG, Registered Shares	1,219	246,611

ALSO Holding AG, Registered Shares*	498	143,397

Baloise Holding AG, Registered Shares	3,496	597,308

Banque Cantonale Vaudoise, Registered Shares	7,479	732,682

BKW AG	2,774	302,999

Bucher Industries AG, Registered Shares	562	287,583

Cembra Money Bank AG	1,593	176,201

Coca-Cola HBC AG	16,589	528,709

DKSH Holding AG	2,974	229,255

Galenica AG(b)	3,447	216,090

Julius Baer Group Ltd.	5,841	375,105

OC Oerlikon Corp. AG, Registered Shares	26,735	310,486

PSP Swiss Property AG, Registered Shares	2,139	261,821

SFS Group AG	1,792	223,536

SIG Combibloc Group AG*	9,684	224,929

Stadler Rail AG(a)	4,781	228,801

Sulzer AG, Registered Shares	2,902	327,772

Swiss Prime Site AG, Registered Shares	7,973	738,296

Temenos AG, Registered Shares	999	144,413

VAT Group AG(b)	1,575	443,139

Vifor Pharma AG	1,917	262,043

Vontobel Holding AG, Registered Shares	3,235	247,484

VZ Holding AG	1,297	107,630

Total Switzerland		8,217,085

United Kingdom – 11.1%

Admiral Group PLC	32,938	1,409,236

Airtel Africa PLC(b)	282,211	308,768

Ashmore Group PLC	47,106	254,379

Assura PLC	193,191	192,180

Avast PLC(b)	35,403	222,736

AVEVA Group PLC	3,365	158,873

Berkeley Group Holdings PLC	9,853	603,446

Bunzl PLC	15,125	484,763

ConvaTec Group PLC(b)	104,204	281,934

Croda International PLC	4,265	373,543

DCC PLC	4,132	358,588

Dechra Pharmaceuticals PLC	2,654	125,597

Direct Line Insurance Group PLC	152,578	659,534

easyJet PLC*	50,775	685,271

Games Workshop Group PLC	1,166	160,310

Grainger PLC	20,232	74,475

Hargreaves Lansdown PLC	26,486	563,306

Hikma Pharmaceuticals PLC	7,455	234,102

HomeServe PLC	10,473	173,540

IMI PLC	19,612	360,963

Johnson Matthey PLC	7,137	296,688

Londonmetric Property PLC	50,442	148,655

Mondi PLC	20,282	517,687

Pearson PLC	41,923	446,303

Pennon Group PLC	25,699	345,705

Persimmon PLC	8,021	325,357

Pets at Home Group PLC	21,133	120,419

Phoenix Group Holdings PLC	70,641	715,576

Quilter PLC(b)	104,575	230,635

Sage Group PLC (The)	66,550	562,667

Schroders PLC	13,914	671,900

Severn Trent PLC	13,403	426,428

Smiths Group PLC	13,060	277,040

Spectris PLC	6,661	305,758

Spirax-Sarco Engineering PLC	1,633	256,848

Standard Life Aberdeen PLC	321,339	1,285,276

Tate & Lyle PLC	47,040	497,921

United Utilities Group PLC	46,442	593,216

WM Morrison Supermarkets PLC	133,340	335,652

Total United Kingdom		16,045,275
TOTAL COMMON STOCKS (Cost: $129,171,140)		143,573,372

RIGHTS – 0.0%

Australia – 0.0%

Computershare Ltd., expiring 4/19/21*
(Cost: $0)	3,416	3,955

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 8.2%

United States – 8.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c)
(Cost: $11,782,640)	11,782,640	11,782,640

TOTAL INVESTMENTS IN SECURITIES – 107.6% (Cost: $140,953,780)		155,359,967

Other Assets less Liabilities – (7.6)%		(10,955,506)

NET ASSETS – 100.0%		$144,404,461

See Notes to Financial Statements.

WisdomTree Trust	49

Schedule of Investments (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2021

*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at March 31, 2021 (See Note 2). At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $20,380,339 and the total market value of the collateral held by the Fund was $21,512,219. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $9,729,579.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2021.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Japan	$35,230,510	$191,151	$—	$35,421,661
Other	108,151,711	—	—	108,151,711
Rights	3,955	—	—	3,955
Investment of Cash Collateral for Securities Loaned	—	11,782,640	—	11,782,640
Total Investments in Securities	$143,386,176	$11,973,791	$—	$155,359,967

See Notes to Financial Statements.

50	WisdomTree Trust

Schedule of Investments

WisdomTree International Multifactor Fund (DWMF)

March 31, 2021

Investments	Shares	Value

COMMON STOCKS – 98.4%

Australia – 8.4%

ASX Ltd.	5,968	$322,960

Aurizon Holdings Ltd.	48,387	143,730

AusNet Services	173,029	241,830

BHP Group Ltd.	4,244	146,430

BHP Group PLC	7,509	216,994

Brambles Ltd.	22,053	177,709

Coca-Cola Amatil Ltd.	15,671	160,298

Coles Group Ltd.	12,131	147,926

Evolution Mining Ltd.	22,143	68,810

Fortescue Metals Group Ltd.	8,396	127,832

Medibank Pvt Ltd.	149,877	319,631

Newcrest Mining Ltd.	3,932	73,133

Northern Star Resources Ltd.	4,832	34,889

Rio Tinto Ltd.	2,505	211,304

Sonic Healthcare Ltd.	6,801	181,765

Tabcorp Holdings Ltd.	31,117	110,917

Telstra Corp., Ltd.	71,298	184,634

Washington H Soul Pattinson & Co., Ltd.(a)	4,981	119,807

Wesfarmers Ltd.	5,467	219,315

Total Australia		3,209,914

China – 1.1%

BOC Hong Kong Holdings Ltd.	90,500	316,045

WH Group Ltd.(b)	73,500	59,560

Xinyi Glass Holdings Ltd.	10,000	32,671

Total China		408,276

Denmark – 3.3%

AP Moller—Maersk A/S, Class B	105	244,499

DSV Panalpina A/S	1,491	293,231

Novo Nordisk A/S, Class B	4,783	324,828

Novozymes A/S, Class B	6,349	407,651

Total Denmark		1,270,209

Finland – 1.0%

Kesko Oyj, Class B	1,372	42,054

Kone Oyj, Class B	2,365	193,626

Orion Oyj, Class B	3,580	143,773

Total Finland		379,453

France – 8.2%

BioMerieux	3,135	399,775

Carrefour S.A.	20,483	371,818

Iliad S.A.	1,362	259,483

Ipsen S.A.	4,670	401,495

Orange S.A.	12,255	151,306

Publicis Groupe S.A.	1,186	72,539

Sanofi	5,325	527,276

Sartorius Stedim Biotech	1,075	443,722

TOTAL SE	2,955	138,139

Vivendi SE	10,787	354,983

Total France		3,120,536

Germany – 7.4%

Brenntag SE	2,822	241,456

Daimler AG, Registered Shares	3,141	280,600

Deutsche Post AG, Registered Shares	4,385	240,780

Deutsche Wohnen SE, Bearer Shares	4,874	227,876

Fresenius Medical Care AG & Co. KGaA	3,681	271,344

HelloFresh SE*	3,841	287,111

Knorr-Bremse AG	1,952	244,147

LEG Immobilien SE	1,649	217,374

Siemens Healthineers AG(b)	4,836	262,589

Symrise AG	2,860	347,564

TeamViewer AG*(b)	4,524	193,700

Total Germany		2,814,541

Hong Kong – 5.0%

CK Asset Holdings Ltd.	20,500	124,459

CLP Holdings Ltd.	21,000	203,937

Henderson Land Development Co., Ltd.	32,000	143,650

Hong Kong & China Gas Co., Ltd.	119,000	188,271

Hong Kong Exchanges & Clearing Ltd.	5,200	305,936

Hongkong Land Holdings Ltd.	6,000	29,460

Jardine Matheson Holdings Ltd.	2,400	156,936

Jardine Strategic Holdings Ltd.	3,600	118,872

MTR Corp., Ltd.	22,500	127,485

Power Assets Holdings Ltd.	34,000	200,734

Sino Land Co., Ltd.	80,000	111,339

Sun Hung Kai Properties Ltd.	10,500	159,098

Swire Properties Ltd.	8,200	25,366

Total Hong Kong		1,895,543

Israel – 0.5%

Check Point Software Technologies Ltd.*	1,784	199,754

Italy – 1.4%

Assicurazioni Generali SpA	14,821	297,170

DiaSorin SpA	523	84,088

Recordati Industria Chimica e Farmaceutica SpA	2,689	144,967

Total Italy		526,225

Japan – 27.1%

AGC, Inc.	900	37,710

Air Water, Inc.(a)	6,100	107,095

Ajinomoto Co., Inc.	4,800	98,411

Brother Industries Ltd.	2,400	53,191

Calbee, Inc.	3,200	81,723

Capcom Co., Ltd.	1,000	32,534

Chubu Electric Power Co., Inc.	15,000	193,439

Chugoku Electric Power Co., Inc. (The)	15,000	184,480

Cosmos Pharmaceutical Corp.	400	62,516

CyberAgent, Inc.	2,400	43,287

Daito Trust Construction Co., Ltd.	900	104,498

ENEOS Holdings, Inc.	7,000	31,776

FUJIFILM Holdings Corp.	2,200	130,825

Fujitsu Ltd.	1,000	144,796

Hirose Electric Co., Ltd.	600	92,416

Hoya Corp.	800	94,154

Iida Group Holdings Co., Ltd.	5,500	133,195

ITOCHU Corp.(a)	5,500	178,538

See Notes to Financial Statements.

WisdomTree Trust	51

Schedule of Investments (continued)

WisdomTree International Multifactor Fund (DWMF)

March 31, 2021

Investments	Shares	Value

Itochu Techno-Solutions Corp.	4,600	$148,407

Japan Post Insurance Co., Ltd.	12,100	249,008

Japan Tobacco, Inc.	5,600	107,692

Kao Corp.	1,500	99,271

KDDI Corp.	4,700	144,403

Kirin Holdings Co., Ltd.	3,100	59,489

Koei Tecmo Holdings Co., Ltd.	650	29,206

Konami Holdings Corp.	500	29,819

Kurita Water Industries Ltd.	1,900	81,588

Kyushu Electric Power Co., Inc.	18,600	183,812

Lion Corp.	3,100	60,569

Lixil Corp.	3,600	100,181

McDonald’s Holdings Co., Japan Ltd.	4,000	184,615

Medipal Holdings Corp.	6,100	117,252

MEIJI Holdings Co., Ltd.	1,800	115,982

Mitsubishi Corp.	900	25,493

Mitsubishi Electric Corp.	8,100	123,626

Mitsubishi Gas Chemical Co., Inc.	4,200	103,157

Mitsui Chemicals, Inc.	2,200	69,584

Miura Co., Ltd.	2,100	113,647

Murata Manufacturing Co., Ltd.	1,300	104,024

NEC Corp.	2,500	147,511

NH Foods Ltd.	1,700	73,000

Nintendo Co., Ltd.	300	167,810

Nippon Express Co., Ltd.	1,700	126,769

Nippon Telegraph & Telephone Corp.	5,400	138,885

Nippon Yusen K.K.	3,500	119,570

Nissin Foods Holdings Co., Ltd.	1,200	89,158

Nitori Holdings Co., Ltd.	900	174,502

Nitto Denko Corp.	1,300	111,294

Nomura Holdings, Inc.	40,800	214,671

Nomura Real Estate Holdings, Inc.	1,400	33,765

Nomura Research Institute Ltd.	4,900	151,878

Obic Co., Ltd.	400	73,231

Ono Pharmaceutical Co., Ltd.	4,700	122,923

Osaka Gas Co., Ltd.	10,100	197,156

Otsuka Holdings Co., Ltd.	2,600	110,282

Pan Pacific International Holdings Corp.	6,000	141,774

Rinnai Corp.	1,500	168,190

SCSK Corp.	2,100	124,670

Sekisui House Ltd.	7,200	154,686

SG Holdings Co., Ltd.	4,800	110,205

Shimamura Co., Ltd.	1,600	184,905

Shizuoka Bank Ltd. (The)(a)	38,800	305,484

SoftBank Corp.	12,000	156,217

Sohgo Security Services Co., Ltd.	2,100	99,394

Sompo Holdings, Inc.	6,900	264,885

Sony Corp.	1,500	157,398

Square Enix Holdings Co., Ltd.	600	33,394

Sumitomo Mitsui Financial Group, Inc.	8,000	290,100

Sumitomo Mitsui Trust Holdings, Inc.	7,900	275,892

Sundrug Co., Ltd.	1,900	69,638

T&D Holdings, Inc.	17,100	220,675

Taisei Corp.	3,200	123,656

TDK Corp.	600	83,240

TIS, Inc.	5,500	131,453

Toho Gas Co., Ltd.	1,700	105,077

Tohoku Electric Power Co., Inc.	21,400	202,380

Tokyo Electron Ltd.	200	84,688

Tokyo Gas Co., Ltd.	8,000	178,281

Tosoh Corp.	3,700	70,919

Toyo Suisan Kaisha Ltd.	2,000	84,163

Trend Micro, Inc.	2,000	100,271

Yakult Honsha Co., Ltd.	1,500	76,018

Yamada Holdings Co., Ltd.	26,000	140,471

Yamato Holdings Co., Ltd.	4,000	109,864

Total Japan		10,355,802

Netherlands – 3.7%

Koninklijke Ahold Delhaize N.V.	9,375	261,688

Koninklijke Philips N.V.*	5,070	290,043

Koninklijke Vopak N.V.	5,664	282,585

QIAGEN N.V.*	5,545	268,958

Wolters Kluwer N.V.	3,575	311,430

Total Netherlands		1,414,704

New Zealand – 0.8%

Fisher & Paykel Healthcare Corp., Ltd.	5,816	130,751

Spark New Zealand Ltd.	57,786	181,308

Total New Zealand		312,059

Norway – 2.0%

Norsk Hydro ASA	27,718	177,809

Orkla ASA	16,471	161,770

Telenor ASA	11,133	196,280

Yara International ASA	4,641	241,827

Total Norway		777,686

Portugal – 0.4%

Jeronimo Martins, SGPS, S.A.	9,543	160,948

Singapore – 3.0%

Oversea-Chinese Banking Corp., Ltd.	48,700	425,889

Singapore Airlines Ltd.*	19,600	80,962

Singapore Exchange Ltd.	57,100	423,703

UOL Group Ltd.	33,400	196,383

Total Singapore		1,126,937

Spain – 0.4%

Repsol S.A.	11,091	137,652

Sweden – 5.6%

Boliden AB	4,167	154,894

Electrolux AB, Series B	8,688	241,414

Essity AB, Class B(a)	7,371	233,317

Evolution Gaming Group AB(b)	1,749	258,047

Husqvarna AB, Class B	18,366	265,071

ICA Gruppen AB	3,988	195,367

Kinnevik AB, Class B	7,751	377,577

Swedish Match AB	2,521	197,196

Telefonaktiebolaget LM Ericsson, Class B	16,883	223,814

Total Sweden		2,146,697

See Notes to Financial Statements.

52	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International Multifactor Fund (DWMF)

March 31, 2021

Investments	Shares	Value

Switzerland – 8.2%

Givaudan S.A., Registered Shares	103	$398,583

Kuehne + Nagel International AG, Registered Shares	1,433	410,647

Logitech International S.A., Registered Shares	3,539	372,795

Nestle S.A., Registered Shares	2,549	285,302

Novartis AG, Registered Shares	3,605	309,383

Roche Holding AG, Genusschein	980	318,059

Schindler Holding AG, Participation Certificate	1,223	360,734

Sika AG, Registered Shares	1,245	357,169

Swisscom AG, Registered Shares	584	314,602

Total Switzerland		3,127,274

United Kingdom – 10.9%

Admiral Group PLC	12,508	535,149

Bunzl PLC	8,976	287,685

CK Hutchison Holdings Ltd.	4,000	31,874

Entain PLC*	13,189	276,228

Ferguson PLC	1,334	159,536

Hikma Pharmaceuticals PLC	7,838	246,129

Imperial Brands PLC	11,188	230,306

J Sainsbury PLC	90,663	303,338

Kingfisher PLC*	75,414	331,187

Pearson PLC	21,823	232,323

Reckitt Benckiser Group PLC	2,802	251,207

Rio Tinto PLC	3,324	254,530

Royal Dutch Shell PLC, Class A	6,585	128,448

Segro PLC(b)	17,113	221,375

Tesco PLC	65,841	207,889

Unilever PLC	3,462	193,736

WM Morrison Supermarkets PLC	102,040	256,862

Total United Kingdom		4,147,802
TOTAL COMMON STOCKS (Cost: $33,791,797)		37,532,012

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.0%

United States – 1.0%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c)
(Cost: $364,891)	364,891	364,891

TOTAL INVESTMENTS IN SECURITIES – 99.4% (Cost: $34,156,688)		37,896,903

Other Assets less Liabilities – 0.6%		241,413

NET ASSETS – 100.0%		$38,138,316
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at March 31, 2021 (See Note 2). At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $580,467 and the total market value of the collateral held by the Fund was $610,732. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $245,841.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2021.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	4/7/2021	258,717	SGD	192,383	USD	$170	$—
Bank of America N.A.	4/8/2021	277,484	USD	232,320	EUR	4,427	—
Bank of America N.A.	4/8/2021	233,200	USD	325,426	NZD	5,289	—
Bank of America N.A.	4/8/2021	221,469	USD	1,880,525	SEK	5,717	—
Barclays Bank PLC	4/8/2021	566,583	USD	3,526,627	DKK	9,265	—
Barclays Bank PLC	4/8/2021	833,643	USD	7,101,273	SEK	18,915	—
Citibank N.A.	4/8/2021	2,957,119	USD	2,474,800	EUR	48,368	—
Goldman Sachs	4/6/2021	9,483,845	USD	1,026,254,454	JPY	196,071	—
Goldman Sachs	4/7/2021	758,358	USD	1,016,183	SGD	2,052	—
HSBC Holdings PLC	4/6/2021	91,811	USD	304,664	ILS	448	—
HSBC Holdings PLC	4/8/2021	2,049,219	USD	1,477,952	GBP	10,075	—
Morgan Stanley & Co. International	4/6/2021	1,366	ILS	410	USD	—	(0)^
Morgan Stanley & Co. International	4/6/2021	4,621,997	JPY	42,355	USD	—	(525)
Morgan Stanley & Co. International	4/7/2021	4,569	SGD	3,387	USD	14	—
Morgan Stanley & Co. International	4/8/2021	9,412	AUD	7,126	USD	43	—
Morgan Stanley & Co. International	4/8/2021	7,446	CHF	7,929	USD	—	(17)
Morgan Stanley & Co. International	4/8/2021	15,975	DKK	2,530	USD	—	(5)
Morgan Stanley & Co. International	4/8/2021	11,212	EUR	13,206	USD	—	(28)
Morgan Stanley & Co. International	4/8/2021	6,669	GBP	9,152	USD	50	—
Morgan Stanley & Co. International	4/8/2021	3,916	NOK	452	USD	7	—
Morgan Stanley & Co. International	4/8/2021	1,498	NZD	1,041	USD	8	—
Morgan Stanley & Co. International	4/8/2021	32,279	SEK	3,723	USD	—	(20)
Morgan Stanley & Co. International	4/8/2021	101,139	USD	862,063	NOK	152	—

See Notes to Financial Statements.

WisdomTree Trust	53

Schedule of Investments (concluded)

WisdomTree International Multifactor Fund (DWMF)

March 31, 2021

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
UBS AG	4/8/2021	1,595,673	USD	2,070,842	AUD	$18,392	$—
UBS AG	4/8/2021	1,775,439	USD	1,644,504	CHF	28,009	—
						$347,472	$(595)
^	Amount represents less than $1.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$37,532,012	$—	$—	$37,532,012
Investment of Cash Collateral for Securities Loaned	—	364,891	—	364,891
Total Investments in Securities	$37,532,012	$364,891	$—	$37,896,903
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$347,472	$—	$347,472
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(595)	$—	$(595)
Total – Net	$37,532,012	$711,768	$—	$38,243,780
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

54	WisdomTree Trust

Schedule of Investments

WisdomTree International Quality Dividend Growth Fund (IQDG)

March 31, 2021

Investments	Shares	Value

COMMON STOCKS – 99.0%

Australia – 11.4%

Appen Ltd.	1,340	$16,156

Beach Energy Ltd.(a)	80,970	105,765

BHP Group Ltd.(a)	322,745	11,135,589

BlueScope Steel Ltd.	16,005	235,881

Brambles Ltd.	94,679	762,948

Breville Group Ltd.	4,547	93,507

Charter Hall Group	31,036	304,465

Codan Ltd.	7,140	83,965

CSL Ltd.	8,371	1,687,348

Domino’s Pizza Enterprises Ltd.	5,193	380,693

Elders Ltd.	7,928	75,057

Goodman Group	62,351	860,512

JB Hi-Fi Ltd.	9,151	360,899

Mineral Resources Ltd.	17,733	513,511

Netwealth Group Ltd.	4,384	45,011

NIB Holdings Ltd.	45,281	180,374

Northern Star Resources Ltd.	19,675	142,062

Ramelius Resources Ltd.	20,419	22,939

Regis Resources Ltd.	60,962	134,652

Rio Tinto Ltd.	52,007	4,386,933

St Barbara Ltd.	77,074	115,352

Technology One Ltd.	11,319	80,521

Total Australia		21,724,140

Belgium – 0.1%

Fagron	4,621	102,810

Melexis N.V.	1,408	149,348

Total Belgium		252,158

China – 2.2%

China Overseas Grand Oceans Group Ltd.	540,000	352,848

China Overseas Land & Investment Ltd.	1,330,001	3,455,681

China Tobacco International HK Co., Ltd.(a)	23,000	59,760

CSPC Pharmaceutical Group Ltd.	223,360	270,062

Total China		4,138,351

Denmark – 4.8%

Coloplast A/S, Class B	6,918	1,042,737

DSV Panalpina A/S	1,563	307,391

H. Lundbeck A/S	2,317	79,346

Novo Nordisk A/S, Class B	61,149	4,152,811

Novozymes A/S, Class B	7,624	489,516

Orsted A/S(b)	11,214	1,815,555

Royal Unibrew A/S	2,545	266,809

Vestas Wind Systems A/S	4,687	964,368

Total Denmark		9,118,533

Finland – 2.5%

Kone Oyj, Class B	27,394	2,242,784

Neste Oyj	36,529	1,943,126

Uponor Oyj	3,795	84,388

Valmet Oyj(a)	13,000	473,798

Total Finland		4,744,096

France – 6.0%

BioMerieux	821	$104,694

Hermes International	1,559	1,729,683

LVMH Moet Hennessy Louis Vuitton SE	13,395	8,943,676

Sartorius Stedim Biotech	43	17,749

Trigano S.A.	1,238	231,930

Verallia S.A.(b)	12,597	455,261

Total France		11,482,993

Germany – 5.9%

Bechtle AG	626	117,644

CANCOM SE	300	17,326

Carl Zeiss Meditec AG, Bearer Shares	1,079	162,957

CompuGroup Medical SE & Co. KgaA	954	80,785

Dermapharm Holding SE	3,223	231,105

Eckert & Ziegler Strahlen- und Medizintechnik AG	1,102	88,137

Fuchs Petrolub SE	5,971	240,708

Infineon Technologies AG	39,014	1,657,820

Knorr-Bremse AG	6,481	810,614

Nemetschek SE	1,640	104,856

SAP SE	47,262	5,800,218

Siemens Healthineers AG(b)	33,805	1,835,572

Softwareone Holding AG*	2,411	62,507

STRATEC SE	63	8,530

VERBIO Vereinigte BioEnergie AG	1,036	44,686

Total Germany		11,263,465

Hong Kong – 2.1%

Hong Kong Exchanges & Clearing Ltd.	48,700	2,865,203

Techtronic Industries Co., Ltd.	58,000	992,225

Vitasoy International Holdings Ltd.(a)	22,000	84,610

Total Hong Kong		3,942,038

Israel – 0.1%

Matrix IT Ltd.	4,510	108,223

Maytronics Ltd.	139	2,530

Strauss Group Ltd.	4,467	120,559

Total Israel		231,312

Italy – 0.9%

Davide Campari-Milano N.V.	1,548	17,378

DiaSorin SpA	1,091	175,412

Ferrari N.V.	3,115	652,950

Recordati Industria Chimica e Farmaceutica SpA	10,882	586,659

Zignago Vetro SpA	10,858	206,735

Total Italy		1,639,134

Japan – 19.0%

ABC-Mart, Inc.	6,500	367,059

Advantest Corp.	8,900	779,656

Asahi Holdings, Inc.(a)	7,000	134,172

Asahi Intecc Co., Ltd.	1,300	35,882

Astellas Pharma, Inc.	74,500	1,147,502

Bandai Namco Holdings, Inc.	9,300	664,298

Benefit One, Inc.	700	18,618

Bridgestone Corp.	51,300	2,077,534

Capcom Co., Ltd.	3,000	97,602

See Notes to Financial Statements.

WisdomTree Trust	55

Schedule of Investments (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

March 31, 2021

Investments	Shares	Value

Chugai Pharmaceutical Co., Ltd.	31,600	$1,283,732

Cosmos Pharmaceutical Corp.	200	31,258

Create SD Holdings Co., Ltd.	3,500	114,027

CyberAgent, Inc.	2,400	43,287

Daifuku Co., Ltd.	600	58,860

Daikin Industries Ltd.	3,700	747,367

Daiwabo Holdings Co., Ltd.	6,500	98,941

Dip Corp.	6,000	157,412

Disco Corp.	1,400	440,272

DTS Corp.	1,500	34,290

Elecom Co., Ltd.	2,400	53,343

en-japan, Inc.	1,900	58,719

Fancl Corp.	3,600	121,683

Fast Retailing Co., Ltd.	1,400	1,116,579

Funai Soken Holdings, Inc.	3,200	62,147

Fuso Chemical Co., Ltd.	1,100	40,466

GMO Payment Gateway, Inc.	100	13,285

GungHo Online Entertainment, Inc.	2,800	55,392

Hikari Tsushin, Inc.	1,500	302,308

Horiba Ltd.	300	18,950

Hoya Corp.	4,100	482,538

Infocom Corp.	2,700	68,758

Japan Lifeline Co., Ltd.	6,000	76,072

Justsystems Corp.	500	27,376

Kakaku.com, Inc.	7,600	207,710

Kaken Pharmaceutical Co., Ltd.	6,400	251,077

Kanematsu Electronics Ltd.	5,600	189,032

Kao Corp.	18,800	1,244,203

Katitas Co., Ltd.	700	19,575

Keyence Corp.	1,600	727,891

Kose Corp.	600	85,032

Kotobuki Spirits Co., Ltd.(a)	1,100	71,575

Kusuri no Aoki Holdings Co., Ltd.(a)	700	53,719

Kyudenko Corp.	9,300	356,009

Mani, Inc.	2,400	60,380

Maruwa Unyu Kikan Co., Ltd.	1,100	19,203

Meitec Corp.	600	33,176

Milbon Co., Ltd.	2,300	126,344

MINEBEA MITSUMI, Inc.	16,300	417,310

Murata Manufacturing Co., Ltd.	19,900	1,592,360

Nexon Co., Ltd.	700	22,742

NGK Spark Plug Co., Ltd.(a)	16,700	288,812

Nihon Unisys Ltd.	6,700	206,760

Nippon Shinyaku Co., Ltd.	2,000	148,959

Nissan Chemical Corp.	7,300	390,434

NSD Co., Ltd.	6,600	109,960

Obic Co., Ltd.(a)	1,900	347,846

OKUMA Corp.	2,600	149,412

Olympus Corp.	9,400	194,891

Oracle Corp.	4,000	390,950

Outsourcing, Inc.	1,273	20,552

Pan Pacific International Holdings Corp.	2,800	66,161

Pigeon Corp.	4,500	171,041

Pilot Corp.	7,100	226,814

Prestige International, Inc.	10,700	79,596

Recruit Holdings Co., Ltd.	22,400	1,094,863

Ryohin Keikaku Co., Ltd.	6,000	142,154

Sakai Moving Service Co., Ltd.	2,300	103,136

Sanwa Holdings Corp.	18,600	243,904

SCSK Corp.	6,200	368,072

Seria Co., Ltd.	1,400	48,968

Shimadzu Corp.	2,300	83,362

Shionogi & Co., Ltd.	11,100	597,893

SoftBank Corp.(a)	610,200	7,943,644

Sony Corp.	12,700	1,332,638

Starts Corp., Inc.	700	18,403

Sundrug Co., Ltd.	6,100	223,575

Sysmex Corp.	3,600	388,507

Systena Corp.	1,700	34,031

T-Gaia Corp.	9,700	168,280

TechnoPro Holdings, Inc.	2,000	166,878

Tokuyama Corp.	5,600	141,546

Tokyo Electron Ltd.	7,500	3,175,792

USS Co., Ltd.	10,100	197,795

ValueCommerce Co., Ltd.	1,400	45,484

Wacom Co., Ltd.	2,700	18,155

Workman Co., Ltd.	300	21,529

Yamaha Corp.	6,200	337,213

ZOZO, Inc.(a)	8,300	245,620

Total Japan		36,240,353

Netherlands – 4.0%

ASM International N.V.	2,138	623,172

ASML Holding N.V.	7,939	4,823,973

BE Semiconductor Industries N.V.	9,651	810,331

Euronext N.V.(b)	4,101	414,029

IMCD N.V.	113	15,738

Wolters Kluwer N.V.	10,088	878,798

Total Netherlands		7,566,041

Norway – 0.1%

Borregaard ASA	3,672	80,096

Fjordkraft Holding ASA(b)	10,668	87,105

Total Norway		167,201

Portugal – 0.2%

Corticeira Amorim, SGPS, S.A.	8,423	100,183

Jeronimo Martins, SGPS, S.A.	18,442	311,035

Total Portugal		411,218

Singapore – 0.4%

Riverstone Holdings Ltd.	18,600	17,027

Singapore Exchange Ltd.	93,900	696,772

Total Singapore		713,799

Spain – 0.5%

Faes Farma S.A.	72,184	310,082

Grifols S.A.(a)	6,921	181,638

Prosegur Cash S.A.(a)(b)	367,740	335,823

Prosegur Cia de Seguridad S.A.	30,712	97,820

Total Spain		925,363

See Notes to Financial Statements.

56	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree International Quality Dividend Growth Fund (IQDG)

March 31, 2021

Investments	Shares	Value

Sweden – 3.4%

Atlas Copco AB, Class A	27,986	$1,706,843

Atlas Copco AB, Class B	19,461	1,014,768

Axfood AB(a)	18,750	449,159

Beijer Ref AB	3,625	159,618

BioGaia AB, Class B	475	22,343

Elekta AB, Class B(a)	12,334	160,254

Epiroc AB, Class B	14,834	309,655

EQT AB	14,328	472,597

Essity AB, Class B(a)	36,318	1,149,586

Evolution Gaming Group AB(b)	5,296	781,370

Lagercrantz Group AB, Class B	2,381	21,608

Lifco AB, Class B	1,637	152,501

Total Sweden		6,400,302

Switzerland – 10.1%

Bucher Industries AG, Registered Shares	579	296,283

Geberit AG, Registered Shares	1,652	1,055,988

Givaudan S.A., Registered Shares	386	1,493,717

Kardex Holding AG, Registered Shares	742	152,003

Kuehne + Nagel International AG, Registered Shares	6,832	1,957,807

Logitech International S.A., Registered Shares	6,377	671,748

Partners Group Holding AG	1,653	2,119,929

Roche Holding AG, Bearer Shares(a)	7,438	2,552,700

Roche Holding AG, Genusschein	20,952	6,799,967

Schindler Holding AG, Participation Certificate	1,659	489,336

SFS Group AG	1,743	217,424

Sika AG, Registered Shares	2,708	776,879

STMicroelectronics N.V.(a)	10,043	383,851

Temenos AG, Registered Shares	1,542	222,907

Total Switzerland		19,190,539

United Kingdom – 25.3%

AJ Bell PLC	23,115	133,786

Ashmore Group PLC	49,925	269,602

Ashtead Group PLC	14,454	862,899

Berkeley Group Holdings PLC	15,899	973,733

Bodycote PLC	22,233	253,528

Bunzl PLC	15,970	511,846

CMC Markets PLC(b)	33,236	221,483

Cranswick PLC	3,641	182,654

Croda International PLC	3,502	306,717

FDM Group Holdings PLC	7,212	100,300

Ferrexpo PLC	172,997	894,110

Fevertree Drinks PLC	3,435	101,420

Fresnillo PLC	28,698	342,177

Games Workshop Group PLC	1,294	177,908

Gamma Communications PLC	389	8,802

GlaxoSmithKline PLC	399,868	7,105,871

Hargreaves Lansdown PLC	43,703	929,479

Hilton Food Group PLC	9,165	135,807

HomeServe PLC	20,089	332,879

IMI PLC	24,958	459,357

Intertek Group PLC	6,700	517,849

Linde PLC	20,962	5,885,690

Moneysupermarket.com Group PLC	59,191	217,721

RELX PLC	130,056	3,263,983

Rio Tinto PLC	159,815	12,237,574

Rotork PLC	18,707	92,039

RWS Holdings PLC	12,917	108,534

Smith & Nephew PLC	36,089	686,134

Spirax-Sarco Engineering PLC	1,466	230,581

Spirent Communications PLC	2,206	7,259

Unilever PLC	189,862	10,624,801

Total United Kingdom		48,176,523
TOTAL COMMON STOCKS (Cost: $159,627,627)		188,327,559

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.5%

United States – 2.5%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c)
(Cost: $4,742,777)	4,742,777	4,742,777

TOTAL INVESTMENTS IN SECURITIES – 101.5% (Cost: $164,370,404)		193,070,336

Other Assets less Liabilities – (1.5)%		(2,763,137)

NET ASSETS – 100.0%		$190,307,199
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at March 31, 2021 (See Note 2). At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $13,954,577 and the total market value of the collateral held by the Fund was $14,723,048. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $9,980,271.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2021.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$188,327,559	$—	$—	$188,327,559
Investment of Cash Collateral for Securities Loaned	—	4,742,777	—	4,742,777
Total Investments in Securities	$188,327,559	$4,742,777	$—	$193,070,336

See Notes to Financial Statements.

WisdomTree Trust	57

Schedule of Investments

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2021

Investments	Shares	Value

COMMON STOCKS – 99.0%

Australia – 13.1%

Accent Group Ltd.	1,716,217	$2,941,103

Adairs Ltd.	431,652	1,249,317

Adbri Ltd.	1,269,734	3,365,483

ARB Corp., Ltd.	85,701	2,248,695

Asaleo Care Ltd.	1,148,846	1,225,026

AUB Group Ltd.	182,058	2,670,678

Aurelia Metals Ltd.	912,717	257,213

Austal Ltd.	590,655	1,007,714

Australian Finance Group Ltd.(a)	709,342	1,420,911

Baby Bunting Group Ltd.	287,943	1,219,374

Bapcor Ltd.	386,106	2,202,642

Beach Energy Ltd.	2,063,295	2,695,137

Beacon Lighting Group Ltd.	478,111	646,372

Bega Cheese Ltd.	248,912	1,203,857

Bell Financial Group Ltd.	1,253,450	1,708,895

Bingo Industries Ltd.(a)	565,471	1,300,687

Bravura Solutions Ltd.(a)	517,960	1,005,986

Brickworks Ltd.	284,887	4,521,950

Capitol Health Ltd.	2,409,794	633,220

Cedar Woods Properties Ltd.	179,870	924,736

Centuria Capital Group	1,122,827	2,120,899

Codan Ltd.	252,664	2,971,297

Collins Foods Ltd.	137,619	1,091,150

Costa Group Holdings Ltd.	391,645	1,410,942

Cromwell Property Group	12,647,573	7,947,245

Dicker Data Ltd.	325,477	2,521,139

Elders Ltd.	205,003	1,940,827

Growthpoint Properties Australia Ltd.	2,763,417	7,303,505

GUD Holdings Ltd.	115,363	1,027,156

GWA Group Ltd.	657,398	1,432,023

Hansen Technologies Ltd.	230,967	955,224

Home Consortium Ltd.	365,805	1,225,908

IGO Ltd.	861,595	4,121,148

Infomedia Ltd.(a)	584,257	667,499

Ingenia Communities Group	549,244	2,116,758

Inghams Group Ltd.(a)	1,031,935	2,625,151

Integral Diagnostics Ltd.	270,074	975,027

Integrated Research Ltd.	285,777	504,976

Invocare Ltd.(a)	168,095	1,435,211

IPH Ltd.	508,191	2,562,362

IRESS Ltd.	486,205	3,399,520

Johns Lyng Group Ltd.	292,177	858,991

Jumbo Interactive Ltd.(a)	115,316	1,113,690

Kogan.com Ltd.(a)	82,693	755,797

MACA Ltd.	991,196	773,818

Macmahon Holdings Ltd.(a)	4,865,406	741,147

McPherson’s Ltd.(a)	484,568	529,617

Metcash Ltd.(a)	2,262,093	6,340,357

Moelis Australia Ltd.	236,774	912,515

Monadelphous Group Ltd.	190,336	1,507,682

Monash IVF Group Ltd.	1,247,286	750,496

Money3 Corp. Ltd.	401,550	886,938

NIB Holdings Ltd.	842,902	3,357,641

Nick Scali Ltd.	258,450	1,962,579

Nickel Mines Ltd.	1,900,781	1,773,469

Nine Entertainment Co. Holdings Ltd.	3,214,069	6,780,948

NRW Holdings Ltd.	712,058	1,065,696

Omni Bridgeway Ltd.	283,404	757,650

Orora Ltd.	2,802,859	6,489,785

Pacific Current Group Ltd.	204,240	843,132

Pact Group Holdings Ltd.	314,470	843,097

Peet Ltd.	512,507	448,904

Pendal Group Ltd.	1,065,027	5,272,656

Perenti Global Ltd.	2,520,844	1,948,801

Perpetual Ltd.	158,937	3,993,584

Pinnacle Investment Management Group Ltd.	330,102	2,318,113

Platinum Asset Management Ltd.(a)	2,601,066	9,905,510

Premier Investments Ltd.	267,241	5,298,253

Pro Medicus Ltd.(a)	22,018	693,105

Ramelius Resources Ltd.	670,682	753,467

Redcape Hotel Group	1,541,010	1,161,973

Regis Resources Ltd.	1,041,593	2,300,655

Reliance Worldwide Corp., Ltd.	761,404	2,603,856

Resimac Group Ltd.(a)	561,954	924,506

Sandfire Resources Ltd.	454,033	1,846,648

SeaLink Travel Group Ltd.	190,596	1,331,185

Select Harvests Ltd.(a)	272,525	1,297,304

Service Stream Ltd.(a)	1,028,094	833,946

SmartGroup Corp., Ltd.	512,593	2,471,336

St Barbara Ltd.	1,151,485	1,723,361

Steadfast Group Ltd.	1,325,860	3,847,495

Super Retail Group Ltd.(a)	217,928	1,953,642

Tassal Group Ltd.(a)	420,626	1,070,035

Technology One Ltd.(a)	372,499	2,649,888

Viva Energy Group Ltd.(b)	2,282,724	2,920,910

Total Australia		183,418,141

Austria – 1.4%

AT&S Austria Technologie & Systemtechnik AG	39,707	1,428,029

Oesterreichische Post AG(a)	245,450	10,760,201

Schoeller-Bleckmann Oilfield Equipment AG	55,700	2,504,005

UNIQA Insurance Group AG	692,339	5,207,716

Total Austria		19,899,951

Belgium – 2.2%

Barco N.V.	154,262	3,627,894

Bekaert S.A.	64,183	2,691,494

Euronav N.V.(a)	1,731,170	15,880,390

Fagron	26,243	583,865

Intervest Offices & Warehouses N.V.	84,091	2,090,299

Orange Belgium S.A.	125,469	3,376,917

Recticel S.A.	98,451	1,437,111

Xior Student Housing N.V.	17,642	943,426

Total Belgium		30,631,396

China – 4.0%

Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	1,419,000	1,938,373

See Notes to Financial Statements.

58	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2021

Investments	Shares	Value

China Overseas Grand Oceans Group Ltd.	11,590,900	$7,573,754

China Power International Development Ltd.	43,690,800	10,171,825

China South City Holdings Ltd.	18,258,200	2,019,699

China Tobacco International HK Co., Ltd.(a)	397,000	1,031,507

CITIC Telecom International Holdings Ltd.	7,882,822	2,788,334

CPMC Holdings Ltd.(a)	5,005,009	2,832,617

Genertec Universal Medical Group Co., Ltd.(b)	5,480,700	4,497,664

Poly Property Group Co., Ltd.	14,951,600	4,404,063

Shanghai Industrial Holdings Ltd.	3,781,000	5,641,505

Shougang Fushan Resources Group Ltd.	13,915,612	3,454,538

Yanlord Land Group Ltd.	8,005,400	7,388,133

Zensun Enterprises Ltd.(a)	41,580,000	2,540,437

Total China		56,282,449

Denmark – 1.8%

Cementir Holding N.V.	146,254	1,504,057

Chemometec A/S	36,598	3,475,912

D/S Norden A/S	105,224	2,444,382

NNIT A/S(b)	72,280	1,215,337

Per Aarsleff Holding A/S	45,382	1,975,797

Ringkjoebing Landbobank A/S	40,726	3,990,253

Scandinavian Tobacco Group A/S, Class A(b)	528,983	10,173,473

Total Denmark		24,779,211

Finland – 4.1%

Altia Oyj(a)	79,668	996,263

Cargotec Oyj, Class B(a)	133,141	7,213,753

Fiskars Oyj Abp	94,402	1,759,677

Kamux Corp.	51,739	795,379

Kemira Oyj	344,331	5,297,419

Lassila & Tikanoja Oyj(a)	79,418	1,304,892

Neles Oyj	1,027,379	13,076,986

Oriola Oyj, Class B(a)	401,590	967,576

Raisio Oyj, Class V	216,153	994,584

Revenio Group Oyj	20,545	1,221,814

Rovio Entertainment Oyj(a)(b)	120,172	937,115

Sanoma Oyj	200,931	3,381,727

Talenom Oyj(a)	55,357	696,153

Terveystalo Oyj(b)	146,629	2,040,423

Tikkurila Oyj	112,010	4,456,193

Tokmanni Group Corp.	84,875	1,995,071

Uponor Oyj	208,966	4,646,707

Verkkokauppa.com Oyj	172,249	1,785,557

YIT Oyj(a)	737,497	3,929,980

Total Finland		57,497,269

France – 3.1%

ABC Arbitrage	173,874	1,481,567

Albioma S.A.	52,343	2,571,482

Chargeurs S.A.	45,972	1,248,113

Derichebourg S.A.*	510,885	4,188,089

IPSOS	64,242	2,431,215

Kaufman & Broad S.A.	54,171	2,346,134

Nexity S.A.	289,956	14,340,238

Quadient S.A.	70,774	1,705,203

Societe BIC S.A.	166,512	9,769,417

Vicat S.A.	69,068	3,360,669

Total France		43,442,127

Germany – 3.1%

Bilfinger SE	24,910	912,848

CANCOM SE	33,605	1,940,830

CropEnergies AG	198,868	2,790,730

DIC Asset AG	318,379	5,530,538

Duerr AG	128,532	5,362,757

Eckert & Ziegler Strahlen- und Medizintechnik AG	13,868	1,109,151

Elmos Semiconductor SE	34,940	1,470,126

GFT Technologies SE	60,674	1,128,126

GRENKE AG(a)	67,548	2,564,269

Hamborner REIT AG	291,163	3,084,966

Hamburger Hafen und Logistik AG	197,614	4,384,986

Hornbach Baumarkt AG	55,649	2,344,742

Hornbach Holding AG & Co. KGaA	25,691	2,512,192

Krones AG	31,056	2,525,807

MLP SE	179,160	1,480,283

STRATEC SE	7,185	972,809

VERBIO Vereinigte BioEnergie AG	62,056	2,676,692

Wuestenrot & Wuerttembergische AG	64,948	1,357,207

Total Germany		44,149,059

Hong Kong – 1.8%

Dah Sing Banking Group Ltd.	1,601,600	1,812,872

Dah Sing Financial Holdings Ltd.	1,221,429	4,021,967

Guotai Junan International Holdings Ltd.(a)	33,754,000	6,208,570

Hutchison Port Holdings Trust	41,196,700	9,269,258

Nissin Foods Co., Ltd.(a)	2,150,000	1,637,158

Sun Hung Kai & Co., Ltd.	3,432,000	1,748,126

Total Hong Kong		24,697,951

Indonesia – 0.2%

Bumitama Agri Ltd.(a)	1,573,100	561,989

First Resources Ltd.(a)	2,045,700	2,116,346

Total Indonesia		2,678,335

Ireland – 0.4%

Hibernia REIT PLC	1,794,804	2,328,813

Irish Continental Group PLC	211,898	1,102,018

Kenmare Resources PLC	128,215	716,438

Total Produce PLC	742,582	1,797,878

Total Ireland		5,945,147

Israel – 4.2%

Altshuler Shaham Provident Funds & Pension Ltd.	465,013	2,970,215

Arad Ltd.	39,938	575,590

Ashtrom Group Ltd.	219,431	4,132,386

Atreyu Capital Markets Ltd.	72,001	1,069,856

AudioCodes Ltd.	16,799	454,294

Big Shopping Centers Ltd.*	23,665	2,555,482

Delek Automotive Systems Ltd.	275,267	3,367,887

Delta Galil Industries Ltd.	35,916	889,741

See Notes to Financial Statements.

WisdomTree Trust	59

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2021

Investments	Shares		Value

Elco Ltd.	30,780		$1,510,063

Electra Consumer Products 1970 Ltd.	153,683		6,654,819

FIBI Holdings Ltd.	100,120		3,149,485

Formula Systems 1985 Ltd.	13,625		1,204,910

Fox Wizel Ltd.	17,227		1,967,723

Freshmarket Ltd.	292,025		1,301,314

Hilan Ltd.	11,028		523,174

Inrom Construction Industries Ltd.	206,387		1,021,816

Isracard Ltd.	479,671		1,651,310

Israel Canada T.R Ltd.	340,639		970,423

Israel Land Development—Urban Renewal Ltd.	82,990		926,287

Magic Software Enterprises Ltd.	65,345		1,017,005

Matrix IT Ltd.	100,868		2,420,445

Maytronics Ltd.	106,808		1,943,865

Mega Or Holdings Ltd.	44,183		1,305,603

Mehadrin Ltd.*	1	‡	39

Menora Mivtachim Holdings Ltd.	71,003		1,475,547

Mivne Real Estate KD Ltd.	776,286		1,911,674

Oil Refineries Ltd.*	17,156,801		3,992,466

OPC Energy Ltd.*	334,770		3,418,274

Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	28,547		1,858,504

Shufersal Ltd.	187,712		1,546,864

YD More Investments Ltd.	254,156		990,802

Total Israel			58,777,863

Italy – 3.1%

Anima Holding SpA(b)	1,400,343		7,228,452

Ascopiave SpA	311,765		1,430,859

Carel Industries SpA(b)	46,805		954,972

Danieli & C. Officine Meccaniche SpA	32,314		814,642

Danieli & C. Officine Meccaniche SpA, RSP	51,848		795,836

Datalogic SpA(a)	115,294		2,360,497

Enav SpA(b)	2,231,113		10,876,993

Falck Renewables SpA	263,375		1,889,769

Fiera Milano SpA(a)	342,215		1,393,641

Immobiliare Grande Distribuzione SIIQ SpA	644,904		2,686,952

La Doria SpA	38,396		812,282

Piaggio & C. SpA	1,147,347		4,363,669

RAI Way SpA(b)	738,338		4,173,965

SOL SpA(a)	132,056		2,599,689

Zignago Vetro SpA	88,915		1,692,928

Total Italy			44,075,146

Japan – 24.9%

77 Bank Ltd. (The)	50,800		717,636

Adastria Co., Ltd.	22,900		420,490

ADEKA Corp.	45,901		902,235

Aeon Delight Co., Ltd.	28,500		831,787

AEON Financial Service Co., Ltd.	183,000		2,459,321

Ai Holdings Corp.	33,800		670,800

Aica Kogyo Co., Ltd.	38,400		1,386,570

Aichi Bank Ltd. (The)	15,900		434,552

Airport Facilities Co., Ltd.	82,300		437,195

Akita Bank Ltd. (The)	32,200		426,905

Alinco, Inc.(a)	51,600		459,964

Altech Corp.	34,600		686,051

Amano Corp.	46,400		1,128,717

Anest Iwata Corp.	47,100		440,310

Aoyama Zaisan Networks Co., Ltd.(a)	23,300		337,376

Arakawa Chemical Industries Ltd.	33,600		401,376

Arata Corp.	8,500		377,308

Arcs Co., Ltd.	31,700		685,925

Ariake Japan Co., Ltd.	9,500		576,878

ARTERIA Networks Corp.(a)	56,100		833,631

Aruhi Corp.(a)	20,700		338,131

Asahi Holdings, Inc.(a)	92,600		1,774,903

Asahi Yukizai Corp.	35,900		487,330

Asante, Inc.	23,100		375,662

Asanuma Corp.(a)	16,900		685,176

Asia Pile Holdings Corp.	96,200		464,894

ASKUL Corp.	16,200		620,145

Autobacs Seven Co., Ltd.	82,503		1,119,950

Avex, Inc.(a)	61,700		763,293

Axial Retailing, Inc.(a)	16,400		714,624

Bando Chemical Industries Ltd.	70,500		477,231

Bank of Iwate Ltd. (The)	17,500		378,348

Bank of Saga Ltd. (The)	42,700		570,364

Bank of the Ryukyus Ltd.	54,200		382,588

Baroque Japan Ltd.(a)	73,200		521,343

BayCurrent Consulting, Inc.	3,100		708,371

Belc Co., Ltd.	10,600		591,873

Bell System24 Holdings, Inc.	44,600		763,245

Belluna Co., Ltd.	42,700		501,580

BeNEXT Group, Inc.(a)	103,995		1,657,332

Bic Camera, Inc.	66,300		744,000

Broadleaf Co., Ltd.	73,300		360,198

Bunka Shutter Co., Ltd.	86,600		826,031

C.I. Takiron Corp.	170,800		1,049,531

Canon Electronics, Inc.	47,800		744,901

Central Glass Co., Ltd.	35,600		759,037

Chiyoda Co., Ltd.	67,900		608,949

Chori Co., Ltd.	25,900		394,946

Chugoku Bank Ltd. (The)	96,400		815,692

Chugoku Marine Paints Ltd.	76,400		687,946

COLOPL, Inc.(a)	45,700		344,921

Computer Engineering & Consulting Ltd.	21,900		284,799

CONEXIO Corp.	67,300		845,361

Cosmo Energy Holdings Co., Ltd.(a)	85,600		2,042,780

Create SD Holdings Co., Ltd.	26,500		863,348

Credit Saison Co., Ltd.(a)	130,900		1,573,169

Dai-Dan Co., Ltd.	26,500		710,584

Daibiru Corp.(a)	55,500		716,729

Daicel Corp.(a)	277,500		2,139,638

Daido Metal Co., Ltd.	95,600		508,713

Daido Steel Co., Ltd.(a)	19,491		901,349

Daihen Corp.	19,100		840,919

Daiken Corp.	27,600		550,501

See Notes to Financial Statements.

60	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2021

Investments	Shares	Value

Daiki Aluminium Industry Co., Ltd.	72,400	$702,378

Daikyonishikawa Corp.(a)	94,500	661,928

Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	19,400	433,823

Daio Paper Corp.	51,400	883,336

Daiseki Co., Ltd.	24,500	889,095

Daishi Hokuetsu Financial Group, Inc.	55,440	1,309,488

Daiwabo Holdings Co., Ltd.	71,500	1,088,353

DCM Holdings Co., Ltd.	96,400	1,010,237

Dexerials Corp.	63,700	1,090,682

DIC Corp.	66,100	1,715,011

Digital Garage, Inc.	10,700	436,231

DMG Mori Co., Ltd.	68,600	1,126,157

Doshisha Co., Ltd.	35,300	597,704

Dowa Holdings Co., Ltd.	33,100	1,379,416

DTS Corp.	30,200	690,364

Earth Corp.	11,800	711,204

EDION Corp.(a)	95,000	1,065,204

Ehime Bank Ltd. (The)	29,500	273,643

Eizo Corp.	16,600	627,195

Elecom Co., Ltd.	37,800	840,152

Elematec Corp.	24,100	222,025

en-japan, Inc.	32,500	1,004,412

ES-Con Japan Ltd.	63,300	449,688

Exedy Corp.	51,270	776,242

FCC Co., Ltd.	31,300	526,293

FIDEA Holdings Co., Ltd.	408,100	505,970

FJ Next Co., Ltd.(a)	55,500	563,538

France Bed Holdings Co., Ltd.	52,000	456,000

Fujibo Holdings, Inc.	12,900	466,968

Fujimi, Inc.	24,741	966,130

Fujitec Co., Ltd.	58,000	1,237,683

FULLCAST Holdings Co., Ltd.	26,300	475,542

Funai Soken Holdings, Inc.	23,700	460,273

Furukawa Co., Ltd.	57,900	700,040

Furukawa Electric Co., Ltd.(a)	43,400	1,166,498

Furyu Corp.	27,700	269,730

Fuso Chemical Co., Ltd.	18,400	676,887

Future Corp.(a)	23,600	427,149

Fuyo General Lease Co., Ltd.	19,000	1,310,226

G-7 Holdings, Inc.	20,100	480,035

G-Tekt Corp.	46,800	636,565

Gecoss Corp.	60,600	528,125

Giken Ltd.	18,200	821,882

Glory Ltd.	43,077	927,812

GMO Financial Holdings, Inc.(a)	162,300	1,335,119

Godo Steel Ltd.	41,200	810,577

Goldcrest Co., Ltd.(a)	52,100	799,653

GS Yuasa Corp.(a)	49,500	1,343,891

GungHo Online Entertainment, Inc.	20,600	407,526

Gunma Bank Ltd. (The)	330,100	1,185,970

H.U. Group Holdings, Inc.(a)	34,300	1,153,163

Hachijuni Bank Ltd. (The)	353,500	1,289,235

Hakuto Co., Ltd.	38,400	444,814

Hazama Ando Corp.	173,400	1,332,277

Heiwa Corp.(a)	91,019	1,488,428

Heiwa Real Estate Co., Ltd.	25,800	806,688

Hiday Hidaka Corp.(a)	27,000	439,086

Hinokiya Group Co., Ltd.(a)	24,400	554,686

Hitachi Zosen Corp.(a)	180,700	1,463,588

Hokkan Holdings Ltd.	28,600	378,400

Hokkoku Bank Ltd. (The)	15,400	393,432

Hokuetsu Corp.	188,300	882,710

Hokuetsu Industries Co., Ltd.(a)	35,800	351,196

Hokuhoku Financial Group, Inc.	102,600	955,434

Hokuriku Electric Power Co.	125,400	859,075

Hokuto Corp.	34,000	642,154

Horiba Ltd.	19,500	1,231,765

Ichibanya Co., Ltd.	16,300	711,005

Ichigo, Inc.	268,000	793,086

Ichinen Holdings Co., Ltd.(a)	31,400	383,336

Iino Kaiun Kaisha Ltd.	169,700	813,946

Inaba Denki Sangyo Co., Ltd.	49,500	1,195,167

Inabata & Co., Ltd.	64,400	966,291

Ines Corp.	29,600	356,004

Infocom Corp.	15,600	397,271

Information Services International-Dentsu Ltd.	26,600	942,434

Internet Initiative Japan, Inc.(a)	25,000	587,783

IR Japan Holdings Ltd.(a)	3,800	459,783

Iriso Electronics Co., Ltd.(a)	10,500	468,937

Iseki & Co., Ltd.*(a)	24,900	371,585

Itfor, Inc.	47,500	356,787

Itochu Enex Co., Ltd.	166,101	1,641,469

Itoham Yonekyu Holdings, Inc.	215,900	1,424,354

IwaiCosmo Holdings, Inc.(a)	57,900	925,876

Iwatani Corp.	22,000	1,359,819

JAC Recruitment Co., Ltd.	58,100	917,507

Jaccs Co., Ltd.	39,600	813,144

Japan Aviation Electronics Industry Ltd.	41,000	664,163

Japan Lifeline Co., Ltd.	45,000	570,543

Japan Material Co., Ltd.	38,100	451,683

Japan Steel Works Ltd. (The)	24,400	580,080

Japan Wool Textile Co., Ltd. (The)(a)	80,700	752,226

JBCC Holdings, Inc.	27,200	364,800

JDC Corp.(a)	118,600	660,081

Jeol Ltd.	14,000	556,199

JM Holdings Co., Ltd.	19,500	401,471

Joyful Honda Co., Ltd.	58,000	753,213

Juki Corp.	83,800	674,950

Juroku Bank Ltd. (The)	35,900	717,675

Kadokawa Corp.	21,000	816,244

Kaken Pharmaceutical Co., Ltd.(a)	47,900	1,879,154

Kamei Corp.	40,400	454,089

Kandenko Co., Ltd.	219,600	1,929,698

Kaneka Corp.	46,100	1,898,235

Kanematsu Corp.	116,400	1,565,343

Kanematsu Electronics Ltd.	27,700	935,032

See Notes to Financial Statements.

WisdomTree Trust	61

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2021

Investments	Shares	Value

Katitas Co., Ltd.	21,500	$601,222

Kato Sangyo Co., Ltd.	24,100	779,706

Keihanshin Building Co., Ltd.	30,800	415,033

Keiyo Bank Ltd. (The)	135,900	563,278

KFC Holdings Japan Ltd.(a)	17,100	459,456

KH Neochem Co., Ltd.	20,400	516,554

King Jim Co., Ltd.	43,000	370,072

Kintetsu World Express, Inc.	29,700	772,200

Kiyo Bank Ltd. (The)	35,900	538,338

Kohnan Shoji Co., Ltd.	19,400	559,176

Kokuyo Co., Ltd.	76,200	1,181,962

KOMEDA Holdings Co., Ltd.(a)	32,000	583,529

Komeri Co., Ltd.	22,000	614,208

Kondotec, Inc.	44,700	432,437

Kotobuki Spirits Co., Ltd.(a)	7,400	481,502

Krosaki Harima Corp.	18,000	797,376

Kumagai Gumi Co., Ltd.	46,700	1,269,986

Kurabo Industries Ltd.	21,095	366,156

Kureha Corp.	19,500	1,348,235

Kyoei Steel Ltd.	56,400	847,276

KYORIN Holdings, Inc.(a)	74,190	1,294,464

Kyoritsu Maintenance Co., Ltd.(a)	12,100	401,326

Kyosan Electric Manufacturing Co., Ltd.(a)	98,500	367,258

Kyudenko Corp.	47,500	1,818,326

Kyushu Financial Group, Inc.(a)	216,600	931,086

Life Corp.	19,000	580,317

Lintec Corp.	77,130	1,747,815

Macnica Fuji Electronics Holdings, Inc.	55,000	1,099,502

Maeda Road Construction Co., Ltd.(a)	96,500	1,871,489

Mandom Corp.	38,300	723,714

Maruichi Steel Tube Ltd.	56,900	1,300,204

Maruzen Showa Unyu Co., Ltd.	19,500	572,647

Marvelous, Inc.	64,100	499,458

Matsuda Sangyo Co., Ltd.	27,200	501,169

Matsui Securities Co., Ltd.(a)	200,940	1,638,434

Maxvalu Tokai Co., Ltd.	25,500	598,615

MCJ Co., Ltd.	84,900	739,898

Megmilk Snow Brand Co., Ltd.	28,200	573,953

Meiko Network Japan Co., Ltd.(a)	61,000	329,566

Meisei Industrial Co., Ltd.	61,000	427,828

Meitec Corp.	30,500	1,686,471

METAWATER Co., Ltd.	32,300	647,462

Milbon Co., Ltd.	11,200	615,240

Mimasu Semiconductor Industry Co., Ltd.	19,500	481,588

Mirait Holdings Corp.	64,800	1,071,399

Mitsubishi Logisnext Co., Ltd.(a)	38,700	453,893

Mitsubishi Pencil Co., Ltd.	41,400	598,708

Mitsubishi Research Institute, Inc.	17,400	648,760

Mitsubishi Shokuhin Co., Ltd.	25,800	722,633

Mitsui Mining & Smelting Co., Ltd.(a)	27,264	947,455

Mitsui OSK Lines Ltd.(a)	44,400	1,557,014

Miyazaki Bank Ltd. (The)	19,300	408,182

Mizuho Leasing Co., Ltd.	30,000	902,715

Mizuno Corp.	25,100	493,823

Mochida Pharmaceutical Co., Ltd.	19,300	749,294

Morinaga & Co., Ltd.	21,700	776,683

Moriroku Holdings Co., Ltd.(a)	21,700	443,426

Morita Holdings Corp.	36,100	583,807

Morningstar Japan K.K.	123,560	534,495

Musashino Bank Ltd. (The)	43,645	721,624

NAC Co., Ltd.(a)	41,100	354,836

Nachi-Fujikoshi Corp.	17,500	762,557

Nafco Co., Ltd.	19,000	367,792

Nagaileben Co., Ltd.	20,400	505,846

Nagase & Co., Ltd.(a)	123,700	1,935,541

Nakabayashi Co., Ltd.(a)	64,900	361,208

Nakanishi, Inc.	33,100	690,457

Nanto Bank Ltd. (The)	34,700	619,262

Nichias Corp.(a)	65,200	1,658,027

Nichiden Corp.(a)	19,000	376,561

Nihon Nohyaku Co., Ltd.	96,700	476,062

Nihon Parkerizing Co., Ltd.	78,401	847,866

Nikko Co., Ltd.	74,500	492,846

Nikkon Holdings Co., Ltd.	53,600	1,078,306

Nippn Corp.	42,500	637,308

Nippon Air Conditioning Services Co., Ltd.	66,100	446,848

Nippon Carbon Co., Ltd.	16,300	685,190

Nippon Electric Glass Co., Ltd.	62,500	1,450,792

Nippon Gas Co., Ltd.	57,600	1,003,960

Nippon Kayaku Co., Ltd.	112,899	1,092,208

Nippon Paper Industries Co., Ltd.(a)	86,738	1,040,856

Nippon Shokubai Co., Ltd.	22,500	1,290,950

Nippon Soda Co., Ltd.	27,500	869,796

Nippon Steel Trading Corp.	27,473	1,008,172

Nippon Suisan Kaisha Ltd.	152,300	733,245

Nishi-Nippon Financial Holdings, Inc.	148,500	1,068,394

Nishi-Nippon Railroad Co., Ltd.	21,100	564,640

Nissan Shatai Co., Ltd.	55,700	401,242

Nissha Co., Ltd.	37,900	469,891

Nisshin Oillio Group Ltd. (The)	22,700	670,729

Nisshinbo Holdings, Inc.	153,992	1,148,320

Nissin Corp.	26,500	348,697

Nissin Electric Co., Ltd.	78,000	878,118

Nitto Boseki Co., Ltd.(a)	11,200	407,964

Nitto Kogyo Corp.	44,400	814,871

Noevir Holdings Co., Ltd.(a)	29,800	1,353,810

Nohmi Bosai Ltd.	31,300	609,005

Nojima Corp.	19,600	498,780

NOK Corp.	71,600	972,594

Nomura Co., Ltd.	132,900	1,104,092

Noritake Co., Ltd.	17,500	562,217

North Pacific Bank Ltd.(a)	388,300	1,124,489

NS United Kaiun Kaisha Ltd.	35,100	598,765

NSD Co., Ltd.	50,200	836,364

Ogaki Kyoritsu Bank Ltd. (The)	27,400	552,215

Ohsho Food Service Corp.(a)	12,600	663,638

Oita Bank Ltd. (The)	19,000	370,371

Okabe Co., Ltd.	63,200	446,118

See Notes to Financial Statements.

62	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2021

Investments	Shares	Value

Okamura Corp.(a)	101,100	$1,186,667

Oki Electric Industry Co., Ltd.	96,500	1,004,299

Okinawa Cellular Telephone Co.	31,600	1,452,742

Okinawa Electric Power Co., Inc. (The)	65,200	915,160

OKUMA Corp.	13,600	781,538

Okumura Corp.	50,900	1,355,184

Onoken Co., Ltd.	50,800	635,345

Onward Holdings Co., Ltd.	404,700	1,142,682

Optorun Co., Ltd.	26,400	655,341

Organo Corp.	9,600	576,869

Orient Corp.(a)	901,800	1,256,807

Osaka Soda Co., Ltd.	26,500	632,403

OSG Corp.	52,700	940,015

Outsourcing, Inc.	57,900	934,784

Pack Corp. (The)	15,500	423,620

PAL GROUP Holdings Co., Ltd.	54,300	751,846

Paramount Bed Holdings Co., Ltd.	36,400	775,106

Penta-Ocean Construction Co., Ltd.	295,500	2,323,887

Pilot Corp.	19,000	606,968

Pressance Corp.(a)	28,809	440,348

Prima Meat Packers Ltd.	33,200	1,048,579

PS Mitsubishi Construction Co., Ltd.	69,900	425,726

Quick Co., Ltd.(a)	36,000	401,701

Raito Kogyo Co., Ltd.	55,100	937,448

Raiznext Corp.(a)	75,000	811,765

Raysum Co., Ltd.(a)	57,900	472,632

Relia, Inc.	73,100	946,662

Rengo Co., Ltd.	213,000	1,852,425

Resorttrust, Inc.	45,600	762,614

Restar Holdings Corp.	38,600	712,615

Ricoh Leasing Co., Ltd.(a)	22,500	706,561

Riken Corp.(a)	18,400	416,290

Riken Keiki Co., Ltd.	19,500	486,176

Riken Technos Corp.	83,900	391,786

Riken Vitamin Co., Ltd.	31,000	382,941

Ryoden Corp.(a)	37,600	561,108

Saibu Gas Co., Ltd.	22,800	654,081

Sakai Chemical Industry Co., Ltd.	18,800	357,795

SAMTY Co., Ltd.(a)	41,600	763,482

San ju San Financial Group, Inc.(a)	42,900	540,424

San-Ai Oil Co., Ltd.	46,300	550,153

San-In Godo Bank Ltd. (The)	128,687	653,334

Sangetsu Corp.	58,000	880,235

Sanki Engineering Co., Ltd.	159,500	2,097,317

Sankyo Co., Ltd.	73,300	1,945,601

Sanshin Electronics Co., Ltd.	30,900	560,674

Sanwa Holdings Corp.	192,400	2,522,965

Sanyo Chemical Industries Ltd.	22,000	1,114,932

Sanyo Trading Co., Ltd.	44,200	461,200

Sapporo Holdings Ltd.	47,200	979,453

Sawai Pharmaceutical Co., Ltd.	32,400	1,555,493

SBS Holdings, Inc.	19,000	476,118

Seikitokyu Kogyo Co., Ltd.	91,000	766,706

Seiko Holdings Corp.(a)	54,400	924,062

Seiren Co., Ltd.(a)	30,600	538,892

Sekisui Kasei Co., Ltd.	69,900	377,017

Senko Group Holdings Co., Ltd.(a)	126,300	1,197,850

Shibaura Machine Co., Ltd.	37,400	946,000

Shikoku Bank Ltd. (The)	62,300	440,892

Shikoku Electric Power Co., Inc.	173,600	1,351,095

Shin Nippon Air Technologies Co., Ltd.(a)	23,700	516,038

Shinagawa Refractories Co., Ltd.	21,900	571,580

Shinmaywa Industries Ltd.	82,600	763,957

Shinnihon Corp.	43,700	349,205

Shinoken Group Co., Ltd.	63,100	723,509

Shinwa Co., Ltd.	26,900	529,480

Shoei Co., Ltd.	17,600	726,299

Showa Sangyo Co., Ltd.(a)	23,500	660,339

Siix Corp.	33,100	488,862

Sinfonia Technology Co., Ltd.	34,100	405,805

SKY Perfect JSAT Holdings, Inc.	243,800	1,085,517

Solasto Corp.	37,000	478,154

SRA Holdings	28,700	704,124

Star Micronics Co., Ltd.(a)	48,800	728,688

Starts Corp., Inc.	41,500	1,091,018

Sumitomo Bakelite Co., Ltd.	21,200	868,145

Sumitomo Densetsu Co., Ltd.	35,500	773,932

Sumitomo Mitsui Construction Co., Ltd.	216,100	975,872

Sumitomo Osaka Cement Co., Ltd.(a)	31,900	1,017,624

Sumitomo Riko Co., Ltd.	90,500	583,950

Sumitomo Rubber Industries Ltd.	166,600	1,967,538

Systena Corp.	38,700	774,700

T-Gaia Corp.	44,200	766,800

Taikisha Ltd.	40,600	1,115,122

Taiyo Holdings Co., Ltd.	19,900	1,085,946

Takamatsu Construction Group Co., Ltd.(a)	39,200	764,843

Takamiya Co., Ltd.	74,100	411,741

Takaoka Toko Co., Ltd.(a)	36,100	515,854

Takara Holdings, Inc.(a)	80,300	1,095,132

Takara Standard Co., Ltd.	47,100	710,549

Takasago International Corp.	19,000	452,045

Takasago Thermal Engineering Co., Ltd.	66,601	1,039,096

Takashimaya Co., Ltd.	105,800	1,130,767

Takeuchi Manufacturing Co., Ltd.	23,200	649,810

Takuma Co., Ltd.	42,100	913,246

Tama Home Co., Ltd.	33,700	669,120

Tanseisha Co., Ltd.	80,100	638,625

Tayca Corp.(a)	29,200	392,945

TechnoPro Holdings, Inc.	17,400	1,451,837

Teikoku Electric Manufacturing Co., Ltd.	43,100	515,640

Tekken Corp.	21,800	389,835

TKC Corp.	33,800	1,076,706

Toa Corp.	47,800	416,574

Tobishima Corp.	46,200	503,392

Toho Holdings Co., Ltd.	29,600	543,783

Tokai Carbon Co., Ltd.	136,600	2,209,088

TOKAI Holdings Corp.	107,600	930,910

Tokai Rika Co., Ltd.	67,222	1,141,253

See Notes to Financial Statements.

WisdomTree Trust	63

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2021

Investments	Shares	Value

Tokai Tokyo Financial Holdings, Inc.	218,800	$801,937

Tokuyama Corp.	37,900	957,961

Tokyo Electron Device Ltd.	13,700	482,910

Tokyo Energy & Systems, Inc.	53,000	439,348

Tokyo Individualized Educational Institute, Inc.(a)	82,300	460,284

Tokyo Kiraboshi Financial Group, Inc.	42,300	535,928

Tokyo Ohka Kogyo Co., Ltd.	18,600	1,164,815

Tokyo Seimitsu Co., Ltd.	19,500	889,412

Tokyo Steel Manufacturing Co., Ltd.(a)	107,800	826,304

Tokyotokeiba Co., Ltd.	11,100	561,529

Tokyu Construction Co., Ltd.	173,400	944,677

Tomoku Co., Ltd.	26,600	444,858

Tomy Co., Ltd.	55,400	503,864

Toppan Forms Co., Ltd.	65,100	658,070

Tosei Corp.	52,000	526,118

Totetsu Kogyo Co., Ltd.	40,300	965,376

Towa Bank Ltd. (The)	70,100	436,460

Toyo Ink SC Holdings Co., Ltd.	58,900	1,082,587

Toyo Seikan Group Holdings Ltd.(a)	62,800	747,917

Toyobo Co., Ltd.(a)	52,600	677,850

TPR Co., Ltd.	38,800	563,566

Transcosmos, Inc.	15,800	426,957

TS Tech Co., Ltd.	76,000	1,134,154

Tsubakimoto Chain Co.	33,700	930,181

Tsumura & Co.	47,101	1,685,832

Tsuzuki Denki Co., Ltd.	25,700	385,384

Ube Industries Ltd.	99,600	2,125,401

Ulvac, Inc.	19,000	800,407

Valor Holdings Co., Ltd.(a)	37,600	846,255

ValueCommerce Co., Ltd.	14,500	471,086

Vertex Corp.	21,900	538,879

VT Holdings Co., Ltd.	155,800	628,840

Wacoal Holdings Corp.	31,268	694,687

Wacom Co., Ltd.	58,100	390,663

Wakachiku Construction Co., Ltd.(a)	30,300	376,488

Weathernews, Inc.	9,400	448,308

West Holdings Corp.(a)	19,251	600,178

WIN-Partners Co., Ltd.(a)	38,100	362,726

World Co., Ltd.*	32,700	437,381

Wowow, Inc.	27,100	689,640

Xebio Holdings Co., Ltd.	70,100	593,788

Yahagi Construction Co., Ltd.	71,400	542,769

Yamagata Bank Ltd. (The)(a)	25,500	262,154

Yamaguchi Financial Group, Inc.	185,400	1,234,881

Yamaichi Electronics Co., Ltd.(a)	31,200	422,965

Yamanashi Chuo Bank Ltd. (The)	51,400	427,481

Yamazen Corp.	54,500	513,928

Yellow Hat Ltd.	36,400	623,576

Yokogawa Bridge Holdings Corp.	35,400	657,062

Yokohama Rubber Co., Ltd. (The)	136,400	2,444,091

Yondoshi Holdings, Inc.(a)	27,700	482,557

Yuasa Trading Co., Ltd.	29,448	831,473

Yurtec Corp.	77,400	570,869

Yushin Precision Equipment Co., Ltd.	47,900	386,234

Zenrin Co., Ltd.	39,700	476,041

ZERIA Pharmaceutical Co., Ltd.	38,500	732,719

Zojirushi Corp.	22,200	388,751

Total Japan		349,599,318

Malaysia – 0.2%

Frencken Group Ltd.	1,227,600	1,397,907

Wing Tai Holdings Ltd.	690,900	987,294

Total Malaysia		2,385,201

Netherlands – 1.0%

ForFarmers N.V.	364,074	2,516,028

TKH Group N.V., CVA	138,445	6,658,271

Van Lanschot Kempen N.V.	152,434	4,272,861

Total Netherlands		13,447,160

Norway – 3.8%

ABG Sundal Collier Holding ASA	1,523,635	1,588,542

AF Gruppen ASA(a)	50,902	1,050,675

Atea ASA*	198,923	3,388,264

Austevoll Seafood ASA	442,561	5,365,884

Bonheur ASA	53,343	1,412,257

Borregaard ASA	159,520	3,479,546

Elkem ASA(b)	1,071,904	4,671,180

Europris ASA(b)	602,883	3,616,020

Fjordkraft Holding ASA(b)	359,019	2,931,420

Kid ASA(b)	107,745	1,259,666

Norway Royal Salmon ASA	34,624	826,626

Selvaag Bolig ASA	219,710	1,624,078

SpareBank 1 Nord Norge	377,096	3,604,706

Sparebank 1 Oestlandet	95,359	1,244,442

SpareBank 1 SMN	455,209	5,727,207

Sparebanken Vest	163,082	1,495,876

TGS NOPEC Geophysical Co. ASA	620,213	9,899,316

Total Norway		53,185,705

Portugal – 1.5%

Altri, SGPS, S.A.(a)	906,653	6,952,967

Corticeira Amorim, SGPS, S.A.	129,935	1,545,451

REN – Redes Energeticas Nacionais, SGPS, S.A.(a)	1,495,619	4,183,564

Semapa-Sociedade de Investimento e Gestao	115,363	1,599,916

Sonae, SGPS, S.A.	7,880,481	7,210,408

Total Portugal		21,492,306

Singapore – 2.8%

AEM Holdings Ltd.	562,200	1,732,292

Best World International Ltd. †(a)	786,000	562,181

China Aviation Oil Singapore Corp., Ltd.	1,463,800	1,231,091

CSE Global Ltd.	2,517,500	974,323

iFAST Corp., Ltd.	207,200	948,407

Japfa Ltd.	1,965,800	1,338,722

Keppel Infrastructure Trust	18,086,882	7,403,829

Manulife US Real Estate Investment Trust	6,803,800	4,966,774

Oxley Holdings Ltd.(a)	4,633,843	862,206

Raffles Medical Group Ltd.	3,289,400	2,741,983

See Notes to Financial Statements.

64	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2021

Investments	Shares	Value

Riverstone Holdings Ltd.(a)	1,137,000	$1,040,868

Sembcorp Industries Ltd.	1,873,000	2,564,990

Sheng Siong Group Ltd.(a)	4,115,500	4,717,081

Singapore Post Ltd.	4,063,000	2,116,776

StarHub Ltd.(a)	4,661,100	4,440,464

UMS Holdings Ltd.	2,462,559	2,437,633

Total Singapore		40,079,620

Spain – 3.2%

Almirall S.A.	231,084	3,511,696

Cia de Distribucion Integral Logista Holdings S.A.	421,080	8,363,727

Cie Automotive S.A.	342,450	8,983,382

ContourGlobal PLC(b)	821,455	2,312,058

Ercros S.A.	223,204	670,257

Euskaltel S.A.(b)	375,769	4,902,216

Faes Farma S.A.	908,144	3,901,132

Global Dominion Access S.A.*(b)	234,004	1,183,982

Grupo Empresarial San Jose S.A.(a)	117,850	867,067

Miquel y Costas & Miquel S.A.	84,511	1,529,616

Pharma Mar S.A.(a)	7,169	833,725

Prosegur Cash S.A.(b)	4,271,631	3,900,886

Prosegur Cia de Seguridad S.A.	1,060,192	3,376,777

Total Spain		44,336,521

Sweden – 3.0%

AcadeMedia AB(b)	161,619	1,518,603

Akelius Residential Property AB, Class D(a)	395,736	689,290

Alimak Group AB(a)(b)	52,359	840,983

Arjo AB, Class B	228,591	1,705,981

Atrium Ljungberg AB, Class B(a)	250,083	4,487,338

Beijer Alma AB(a)	101,625	1,858,475

BioGaia AB, Class B	12,773	600,820

Catena AB	58,054	2,564,252

CTT Systems AB(a)	31,863	561,495

Dustin Group AB(b)	267,925	2,741,864

Instalco AB	52,152	1,911,656

JM AB(a)	93,529	3,169,747

Klovern AB, Class B(a)	940,667	1,643,628

Kungsleden AB	307,906	3,223,435

Lagercrantz Group AB, Class B	211,472	1,919,098

LeoVegas AB(b)	263,411	1,545,779

Lindab International AB	44,015	891,278

Midsona AB, Class B	102,745	976,020

MIPS AB	16,645	1,193,525

Mycronic AB	59,369	1,396,309

NCC AB, Class B(a)	70,038	1,184,402

Platzer Fastigheter Holding AB, Class B(a)	141,593	1,686,192

Ratos AB, Class B	403,714	2,197,285

Troax Group AB(a)	39,889	1,112,057

Total Sweden		41,619,512

Switzerland – 2.1%

Bobst Group S.A., Registered Shares	34,300	2,275,976

Comet Holding AG, Registered Shares	6,126	1,412,466

EFG International AG*(a)	468,823	3,606,522

Huber + Suhner AG, Registered Shares	44,245	3,441,252

Implenia AG, Registered Shares(a)	41,973	1,159,537

Kardex Holding AG, Registered Shares	19,846	4,065,568

Kudelski S.A., Bearer Shares(a)	118,230	548,972

Mobilezone Holding AG, Registered Shares	280,799	3,675,762

Swissquote Group Holding S.A., Registered Shares	19,390	2,513,499

Valiant Holding AG, Registered Shares	51,211	5,354,261

Zehnder Group AG	18,133	1,450,794

Total Switzerland		29,504,609

United Kingdom – 14.0%

Aggreko PLC	174,021	2,105,649

AJ Bell PLC	276,064	1,597,815

Anglo Asian Mining PLC	448,161	834,743

Avon Rubber PLC	16,097	701,806

Big Yellow Group PLC	272,061	4,185,294

Bodycote PLC	331,987	3,785,722

Brewin Dolphin Holdings PLC	1,184,121	5,072,739

CareTech Holdings PLC	228,222	1,694,044

Chemring Group PLC	369,360	1,355,552

Chesnara PLC	414,451	1,629,682

Clarkson PLC	67,653	2,566,874

Clinigen Group PLC	92,173	986,212

Clipper Logistics PLC	212,109	1,732,470

Close Brothers Group PLC	327,624	7,010,876

CLS Holdings PLC	977,928	3,089,777

CMC Markets PLC(b)	1,138,451	7,586,584

Craneware PLC(a)	28,081	832,982

Cranswick PLC	57,108	2,864,875

Daily Mail & General Trust PLC, Class A Non-Voting Shares	294,608	3,690,755

Devro PLC	438,882	1,169,876

Diversified Gas & Oil PLC	3,849,518	5,895,412

Drax Group PLC	1,281,761	7,427,474

EMIS Group PLC	176,618	2,680,479

FDM Group Holdings PLC	119,920	1,667,773

Ferrexpo PLC	4,039,265	20,876,367

Gamesys Group PLC	99,111	2,641,884

Gamma Communications PLC	56,741	1,283,884

Great Portland Estates PLC	331,103	3,105,482

Helical PLC	206,617	1,178,763

Hilton Food Group PLC	134,537	1,993,567

IG Design Group PLC	115,886	943,339

Impax Asset Management Group PLC	142,917	1,530,137

IntegraFin Holdings PLC	296,219	2,072,076

iomart Group PLC(a)	174,028	751,533

James Fisher & Sons PLC	44,530	652,472

John Laing Group PLC(b)	935,639	4,045,686

Jupiter Fund Management PLC	1,950,721	7,498,270

Learning Technologies Group PLC	284,693	589,972

Liontrust Asset Management PLC	90,067	1,764,570

Luceco PLC(b)	204,297	766,683

Moneysupermarket.com Group PLC	1,465,918	5,392,059

NCC Group PLC	423,328	1,506,890

See Notes to Financial Statements.

WisdomTree Trust	65

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2021

Investments	Shares	Value

Nichols PLC(a)	65,372	$1,172,519

Numis Corp. PLC	255,041	1,326,588

PayPoint PLC	449,424	3,658,416

Polar Capital Holdings PLC	372,645	3,578,404

PZ Cussons PLC	948,778	3,495,109

QinetiQ Group PLC	304,343	1,326,891

RWS Holdings PLC	250,065	2,101,140

Sabre Insurance Group PLC(b)	744,974	2,600,438

Safestore Holdings PLC	416,613	4,572,543

Serica Energy PLC	493,461	766,613

Smart Metering Systems PLC	180,525	2,067,285

Spirent Communications PLC	695,508	2,288,629

Stock Spirits Group PLC	694,820	2,684,202

Telecom Plus PLC	285,179	4,996,962

TORM PLC	529,642	4,837,792

TP ICAP Group PLC	3,142,720	10,556,022

Ultra Electronics Holdings PLC	166,672	4,663,537

Volex PLC(a)	185,963	864,652

Workspace Group PLC	614,982	6,787,928

XPS Pensions Group PLC(a)	721,587	1,219,578

YouGov PLC	44,004	608,640

Total United Kingdom		196,932,987
TOTAL COMMON STOCKS (Cost: $1,176,741,125)		1,388,856,984

EXCHANGE-TRADED FUNDS – 0.2%

United States – 0.2%

WisdomTree Europe SmallCap Dividend Fund(a)(c)	25,261	1,759,247

WisdomTree Japan SmallCap Dividend Fund(a)(c)	18,898	1,441,447
TOTAL EXCHANGE-TRADED FUNDS (Cost: $2,929,066)		3,200,694

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.9%

United States – 3.9%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(d)
(Cost: $54,671,058)	54,671,058	54,671,058

TOTAL INVESTMENTS IN SECURITIES – 103.1% (Cost: $1,234,341,249)		1,446,728,736

Other Assets less Liabilities – (3.1)%		(43,210,374)

NET ASSETS – 100.0%		$1,403,518,362
*	Non-income producing security.

‡	Share amount represents a fractional share.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $562,181, which represents 0.04% of net assets.

(a)

Security, or portion thereof, was on loan at March 31, 2021 (See Note 2). At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $117,076,664 and the total market value of the collateral held by the Fund was $124,705,704. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $70,034,646.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(d)	Rate shown represents annualized 7-day yield as of March 31, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2021 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2021	Dividend Income
WisdomTree Europe SmallCap Dividend Fund	$1,368,220	$7,820,331	$7,988,112	$399,249	$159,559	$1,759,247	$51,355
WisdomTree Japan SmallCap Dividend Fund	1,110,881	6,721,360	6,649,442	221,083	37,565	1,441,447	42,205
Total	$2,479,101	$14,541,691	$14,637,554	$620,332	$197,124	$3,200,694	$93,560

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	4/1/2021	580,000	USD	420,863	GBP	$—	$(665)
Goldman Sachs	4/6/2021	263,425	EUR	34,200,000	JPY	101	—
HSBC Holdings PLC	4/6/2021	91,414	EUR	680,000	DKK	—	(21)
HSBC Holdings PLC	4/6/2021	224,532	EUR	2,300,000	SEK	19	—
Royal Bank of Canada	4/6/2021	1,500,000	EUR	1,276,080	GBP	2,341	—
						$2,461	$(686)

See Notes to Financial Statements.

66	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments (See Note 2—Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Japan	$348,043,825	$1,555,493	$—		$349,599,318
Singapore	39,517,439	—	562,181	*	40,079,620
Other	999,178,046	—	—		999,178,046
Exchange-Traded Funds	3,200,694	—	—		3,200,694
Investment of Cash Collateral for Securities Loaned	—	54,671,058	—		54,671,058
Total Investments in Securities	$1,389,940,004	$56,226,551	$562,181		$1,446,728,736
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$2,461	$—		$2,461
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(686)	$—		$(686)
Total – Net	$1,389,940,004	$56,228,326	$562,181		$1,446,730,511
*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	67

Schedule of Investments

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2021

Investments	Shares	Value

COMMON STOCKS – 98.4%

Japan – 98.4%

Air Freight & Logistics – 0.4%

Kintetsu World Express, Inc.	9,800	$254,800

Konoike Transport Co., Ltd.	11,700	128,012

Maruwa Unyu Kikan Co., Ltd.(a)	5,500	96,014

Mitsui-Soko Holdings Co., Ltd.	7,800	153,035

SBS Holdings, Inc.	5,800	145,341

Total Air Freight & Logistics		777,202

Auto Components – 5.6%

Daido Metal Co., Ltd.	29,000	154,317

Daikyonishikawa Corp.(a)	32,300	226,246

Eagle Industry Co., Ltd.	27,900	300,967

Exedy Corp.	21,425	324,380

FCC Co., Ltd.	11,900	200,092

Futaba Industrial Co., Ltd.	17,800	95,524

G-Tekt Corp.	17,600	239,392

JTEKT Corp.	136,700	1,397,928

Musashi Seimitsu Industry Co., Ltd.	8,600	147,017

NHK Spring Co., Ltd.(a)	31,600	237,358

Nifco, Inc.(a)	23,072	842,493

Nihon Tokushu Toryo Co., Ltd.	11,100	108,087

NOK Corp.	31,100	422,453

Pacific Industrial Co., Ltd.	14,700	169,083

Riken Corp.(a)	5,000	113,122

Shoei Co., Ltd.	7,000	288,869

Sumitomo Riko Co., Ltd.	28,200	181,960

Sumitomo Rubber Industries Ltd.	72,200	852,679

Tokai Rika Co., Ltd.	27,358	464,467

Topre Corp.(a)	14,500	204,837

Toyo Tire Corp.	36,600	648,532

Toyoda Gosei Co., Ltd.(a)	21,500	565,810

Toyota Boshoku Corp.(a)	42,700	707,158

TPR Co., Ltd.	13,300	193,181

TS Tech Co., Ltd.	32,000	477,539

Yokohama Rubber Co., Ltd. (The)	62,400	1,118,118

Total Auto Components		10,681,609

Automobiles – 0.1%

Nissan Shatai Co., Ltd.	21,700	156,318

Banks – 7.1%

77 Bank Ltd. (The)	22,300	315,025

Aichi Bank Ltd. (The)	3,500	95,656

Akita Bank Ltd. (The)	10,100	133,905

Aomori Bank Ltd. (The)(a)	3,962	90,534

Awa Bank Ltd. (The)	6,475	146,024

Bank of Iwate Ltd. (The)	4,700	101,614

Bank of Nagoya Ltd. (The)(a)	4,969	141,650

Bank of Okinawa Ltd. (The)	4,580	126,416

Bank of Saga Ltd. (The)(a)	13,200	176,319

Bank of the Ryukyus Ltd.	16,508	116,527

Chugoku Bank Ltd. (The)	41,500	351,154

Chukyo Bank Ltd. (The)	4,700	74,775

Daishi Hokuetsu Financial Group, Inc.	23,055	544,557

Ehime Bank Ltd. (The)	10,099	93,679

FIDEA Holdings Co., Ltd.(a)	124,800	154,729

Fukui Bank Ltd. (The)	6,848	121,467

Gunma Bank Ltd. (The)	143,100	514,124

Hachijuni Bank Ltd. (The)	157,700	575,141

Hokkoku Bank Ltd. (The)	5,462	139,541

Hokuhoku Financial Group, Inc.	45,600	424,637

Hyakugo Bank Ltd. (The)	66,900	202,214

Hyakujushi Bank Ltd. (The)	12,500	191,176

Iyo Bank Ltd. (The)	87,600	526,393

Jimoto Holdings, Inc.(a)	10,920	78,565

Juroku Bank Ltd. (The)	13,100	261,881

Keiyo Bank Ltd. (The)	40,442	167,624

Kiyo Bank Ltd. (The)	13,290	199,290

Kyushu Financial Group, Inc.(a)	99,300	426,855

Mebuki Financial Group, Inc.	531,200	1,254,690

Miyazaki Bank Ltd. (The)	7,800	164,965

Musashino Bank Ltd. (The)	14,800	244,702

Nanto Bank Ltd. (The)	13,000	232,000

Nishi-Nippon Financial Holdings, Inc.(a)	65,300	469,805

North Pacific Bank Ltd.(a)	152,615	441,962

Ogaki Kyoritsu Bank Ltd. (The)	8,042	162,077

Oita Bank Ltd. (The)	4,600	89,669

San ju San Financial Group, Inc.	13,200	166,284

San-In Godo Bank Ltd. (The)	52,700	267,554

Senshu Ikeda Holdings, Inc.	167,140	269,239

Seven Bank Ltd.(a)	697,700	1,597,449

Shiga Bank Ltd. (The)	8,184	177,456

Shikoku Bank Ltd. (The)	17,500	123,846

Suruga Bank Ltd.(a)	28,400	109,745

Toho Bank Ltd. (The)(a)	50,200	111,757

Tokyo Kiraboshi Financial Group, Inc.	14,900	188,778

TOMONY Holdings, Inc.	39,677	116,338

Towa Bank Ltd. (The)	23,000	143,204

Yamagata Bank Ltd. (The)(a)	8,100	83,272

Yamaguchi Financial Group, Inc.(a)	81,400	542,176

Yamanashi Chuo Bank Ltd. (The)	14,700	122,256

Total Banks		13,570,696

Beverages – 0.4%

Sapporo Holdings Ltd.	17,698	367,253

Takara Holdings, Inc.(a)	32,711	446,113

Total Beverages		813,366

Building Products – 2.2%

Aica Kogyo Co., Ltd.	19,615	708,270

Bunka Shutter Co., Ltd.	23,600	225,108

Central Glass Co., Ltd.	10,286	219,311

Kondotec, Inc.	12,000	116,090

Nichias Corp.(a)	21,613	549,616

Nichiha Corp.	4,500	131,538

Nihon Flush Co., Ltd.(a)	7,500	92,240

Nitto Boseki Co., Ltd.(a)	3,199	116,525

Noritz Corp.	7,500	119,728

Okabe Co., Ltd.	15,200	107,294

See Notes to Financial Statements.

68	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2021

Investments	Shares	Value

Sanwa Holdings Corp.	67,766	$888,624

Shin Nippon Air Technologies Co., Ltd.(a)	8,200	178,545

Sinko Industries Ltd.(a)	10,700	210,901

Takara Standard Co., Ltd.	13,331	201,111

Takasago Thermal Engineering Co., Ltd.	21,972	342,803

Total Building Products		4,207,704

Capital Markets – 2.1%

GCA Corp.	23,300	178,598

GMO Financial Holdings, Inc.(a)	69,600	572,547

Ichiyoshi Securities Co., Ltd.(a)	32,288	179,410

IwaiCosmo Holdings, Inc.(a)	20,400	326,215

Kyokuto Securities Co., Ltd.(a)	18,100	142,343

Marusan Securities Co., Ltd.(a)	30,200	175,734

Matsui Securities Co., Ltd.(a)	107,600	877,354

Monex Group, Inc.(a)	57,494	485,967

Morningstar Japan K.K.(a)	40,644	175,818

Okasan Securities Group, Inc.(a)	70,700	288,558

Sparx Group Co., Ltd.(a)	81,800	220,601

Tokai Tokyo Financial Holdings, Inc.	78,900	289,181

Total Capital Markets		3,912,326

Chemicals – 9.5%

ADEKA Corp.	45,925	902,707

Arakawa Chemical Industries Ltd.	11,200	133,792

Asahi Yukizai Corp.	12,600	171,041

C.I. Takiron Corp.	45,600	280,203

Chugoku Marine Paints Ltd.	32,300	290,846

Daicel Corp.	127,500	983,077

Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	6,142	137,347

Denka Co., Ltd.	28,700	1,148,000

DIC Corp.	27,700	718,696

Fujimi, Inc.	9,800	382,688

Fujimori Kogyo Co., Ltd.	4,200	171,041

Fuso Chemical Co., Ltd.	6,600	242,796

JCU Corp.	3,900	147,176

JSP Corp.(a)	10,423	175,446

Kaneka Corp.(a)	19,300	794,706

KH Neochem Co., Ltd.	7,900	200,038

Koatsu Gas Kogyo Co., Ltd.	14,000	93,122

Konishi Co., Ltd.	7,800	126,706

Kumiai Chemical Industry Co., Ltd.(a)	15,124	137,416

Kureha Corp.	7,564	522,977

Lintec Corp.	33,565	760,604

Moriroku Holdings Co., Ltd.	7,500	153,258

Nihon Nohyaku Co., Ltd.	28,200	138,831

Nihon Parkerizing Co., Ltd.	28,100	303,887

Nippon Kayaku Co., Ltd.	48,900	473,069

Nippon Pillar Packing Co., Ltd.(a)	10,800	182,183

Nippon Shokubai Co., Ltd.	10,000	573,756

Nippon Soda Co., Ltd.	10,618	335,836

Okamoto Industries, Inc.	3,787	144,112

Osaka Organic Chemical Industry Ltd.(a)	5,000	167,873

Osaka Soda Co., Ltd.	9,100	217,165

Sakata INX Corp.	15,900	153,100

Sanyo Chemical Industries Ltd.	9,335	473,086

Sekisui Kasei Co., Ltd.	22,900	123,515

Shikoku Chemicals Corp.	13,300	152,258

Shin-Etsu Polymer Co., Ltd.	22,400	201,093

Sumitomo Bakelite Co., Ltd.	8,318	340,624

Sumitomo Seika Chemicals Co., Ltd.	6,400	233,991

T Hasegawa Co., Ltd.	10,900	208,629

Taiyo Holdings Co., Ltd.	8,791	479,726

Takasago International Corp.	5,500	130,855

Tayca Corp.(a)	8,300	111,693

Tokai Carbon Co., Ltd.	61,700	997,809

Tokuyama Corp.	17,300	437,275

Tokyo Ohka Kogyo Co., Ltd.	7,000	438,371

Toyo Ink SC Holdings Co., Ltd.	24,102	442,997

Toyobo Co., Ltd.(a)	21,853	281,617

Ube Industries Ltd.	45,193	964,390

Valqua Ltd.	11,137	214,778

Zeon Corp.	33,100	529,899

Total Chemicals		18,126,101

Commercial Services & Supplies – 1.7%

Aeon Delight Co., Ltd.	8,700	253,914

Bell System24 Holdings, Inc.	14,500	248,140

Daiseki Co., Ltd.	8,507	308,716

Kokuyo Co., Ltd.	24,503	380,074

Mitsubishi Pencil Co., Ltd.	11,900	172,092

Nippon Air Conditioning Services Co., Ltd.	20,900	141,288

Nippon Kanzai Co., Ltd.(a)	7,500	147,964

Nippon Parking Development Co., Ltd.	108,700	150,508

Okamura Corp.(a)	33,076	388,231

Pilot Corp.	2,500	79,864

Relia, Inc.	23,700	306,920

Sato Holdings Corp.	9,438	246,242

Takara & Co. Ltd.(a)	2,800	46,751

Takeei Corp.(a)	4,900	57,204

Toppan Forms Co., Ltd.	20,700	209,248

Total Commercial Services & Supplies		3,137,156

Construction & Engineering – 6.6%

Asanuma Corp.(a)	4,800	194,606

Dai-Dan Co., Ltd.	8,300	222,560

Daiho Corp.	3,800	133,258

Fudo Tetra Corp.	8,400	146,411

Hazama Ando Corp.	59,200	454,849

JDC Corp.(a)	37,200	207,041

JGC Holdings Corp.	23,400	287,153

Kandenko Co., Ltd.	69,238	608,417

Kumagai Gumi Co., Ltd.	14,700	399,760

Kyudenko Corp.	16,590	635,074

Maeda Corp.(a)	34,687	300,098

Maeda Road Construction Co., Ltd.(a)	32,994	639,875

Meisei Industrial Co., Ltd.	17,800	124,842

Mirait Holdings Corp.	18,000	297,611

Nippon Densetsu Kogyo Co., Ltd.	8,400	147,247

See Notes to Financial Statements.

WisdomTree Trust	69

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2021

Investments	Shares	Value

Nippon Koei Co., Ltd.	3,400	$96,615

Nishimatsu Construction Co., Ltd.(a)	18,807	477,919

Nittoc Construction Co., Ltd.	22,800	171,258

Okumura Corp.	16,870	449,154

OSJB Holdings Corp.	57,600	154,295

Penta-Ocean Construction Co., Ltd.	101,593	798,953

Raito Kogyo Co., Ltd.	16,900	287,529

Raiznext Corp.(a)	24,400	264,094

Sanki Engineering Co., Ltd.	51,200	673,245

Seikitokyu Kogyo Co., Ltd.	28,100	236,752

Shinnihon Corp.	11,600	92,695

SHO-BOND Holdings Co., Ltd.	8,600	371,240

Sumitomo Densetsu Co., Ltd.(a)	11,800	257,251

Sumitomo Mitsui Construction Co., Ltd.	65,060	293,800

Taihei Dengyo Kaisha Ltd.	6,500	155,588

Taikisha Ltd.	12,865	353,351

Takamatsu Construction Group Co., Ltd.	12,400	241,940

Tekken Corp.	7,200	128,753

Toa Corp.(a)	8,000	176,652

Tobishima Corp.	11,900	129,662

Toda Corp.	92,949	682,187

Tokyu Construction Co., Ltd.	52,100	283,839

Totetsu Kogyo Co., Ltd.	12,579	301,327

Toyo Construction Co., Ltd.	30,200	157,149

Wakachiku Construction Co., Ltd.(a)	2,900	36,033

Yahagi Construction Co., Ltd.	21,100	160,398

Yokogawa Bridge Holdings Corp.	9,800	181,899

Yurtec Corp.	17,600	129,810

Total Construction & Engineering		12,542,190

Construction Materials – 0.6%

Asia Pile Holdings Corp.(a)	27,200	131,446

Krosaki Harima Corp.	5,200	230,353

Shinagawa Refractories Co., Ltd.(a)	6,500	169,647

Sumitomo Osaka Cement Co., Ltd.(a)	12,740	406,412

Vertex Corp.	7,500	184,547

Total Construction Materials		1,122,405

Consumer Finance – 1.5%

AEON Financial Service Co., Ltd.(a)	86,100	1,157,091

Credit Saison Co., Ltd.	62,400	749,929

Jaccs Co., Ltd.	16,300	334,703

Orient Corp.(a)	374,500	521,928

Total Consumer Finance		2,763,651

Containers & Packaging – 0.9%

Fuji Seal International, Inc.	7,910	177,098

Hokkan Holdings Ltd.	6,600	87,323

Kohsoku Corp.(a)	7,500	101,131

Pack Corp. (The)	3,200	87,457

Rengo Co., Ltd.	96,300	837,505

Tomoku Co., Ltd.	6,800	113,723

Toyo Seikan Group Holdings Ltd.(a)	24,400	290,592

Total Containers & Packaging		1,694,829

Distributors – 0.2%

Arata Corp.	2,000	88,778

Doshisha Co., Ltd.	12,500	211,652

Happinet Corp.(a)	11,600	161,140

Total Distributors		461,570

Diversified Consumer Services – 0.3%

Benesse Holdings, Inc.	17,900	377,115

Riso Kyoiku Co., Ltd.	36,400	111,341

Tokyo Individualized Educational Institute, Inc.(a)	27,800	155,479

Total Diversified Consumer Services		643,935

Diversified Financial Services – 0.9%

eGuarantee, Inc.(a)	3,200	60,438

Fuyo General Lease Co., Ltd.	8,600	593,050

Japan Investment Adviser Co., Ltd.(a)	7,000	106,299

Japan Securities Finance Co., Ltd.(a)	40,200	290,313

Mizuho Leasing Co., Ltd.	12,000	361,086

NEC Capital Solutions Ltd.(a)	7,800	143,012

Ricoh Leasing Co., Ltd.	7,600	238,660

Total Diversified Financial Services		1,792,858

Diversified Telecommunication Services – 0.3%

ARTERIA Networks Corp.(a)	21,300	316,512

Asahi Net, Inc.	9,800	71,749

Internet Initiative Japan, Inc.(a)	6,900	162,228

Total Diversified Telecommunication Services		550,489

Electric Utilities – 0.8%

Hokkaido Electric Power Co., Inc.(a)	42,900	196,059

Hokuriku Electric Power Co.	54,700	374,732

Okinawa Electric Power Co., Inc. (The)	25,381	356,253

Shikoku Electric Power Co., Inc.	73,200	569,701

Total Electric Utilities		1,496,745

Electrical Equipment – 1.5%

Daihen Corp.	6,000	264,163

Denyo Co., Ltd.(a)	6,600	124,952

Furukawa Electric Co., Ltd.(a)	15,400	413,919

GS Yuasa Corp.(a)	15,800	428,959

Idec Corp.	7,136	114,628

Mabuchi Motor Co., Ltd.	13,600	598,769

Nippon Carbon Co., Ltd.	4,600	193,367

Nissin Electric Co., Ltd.	21,865	246,154

Nitto Kogyo Corp.	13,000	238,588

Tatsuta Electric Wire and Cable Co., Ltd.	27,300	155,400

Total Electrical Equipment		2,778,899

Electronic Equipment, Instruments & Components – 5.2%

Ai Holdings Corp.	13,000	258,000

Alps Alpine Co., Ltd.(a)	25,200	332,959

Amano Corp.	20,435	497,098

Canon Electronics, Inc.	15,500	241,548

Canon Marketing Japan, Inc.	42,100	935,725

CONEXIO Corp.	19,400	243,685

Daiwabo Holdings Co., Ltd.	31,695	482,452

Dexerials Corp.	27,100	464,011

See Notes to Financial Statements.

70	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2021

Investments	Shares	Value

Elematec Corp.	12,854	$118,420

ESPEC Corp.	8,000	133,864

Hakuto Co., Ltd.	12,134	140,557

Horiba Ltd.	8,800	555,873

Innotech Corp.	11,200	134,603

Iriso Electronics Co., Ltd.	2,300	102,720

Japan Aviation Electronics Industry Ltd.	12,300	199,249

Kaga Electronics Co., Ltd.	12,800	287,276

Kyosan Electric Manufacturing Co., Ltd.(a)	28,100	104,771

Macnica Fuji Electronics Holdings, Inc.	22,700	453,795

Marubun Corp.(a)	12,600	60,434

Meiko Electronics Co., Ltd.	1,900	46,202

Nichicon Corp.(a)	20,900	212,026

Nippon Ceramic Co., Ltd.	8,000	193,086

Nippon Electric Glass Co., Ltd.	43,800	1,016,715

Nippon Signal Co., Ltd.	17,300	153,586

Nissha Co., Ltd.	12,600	156,217

Nohmi Bosai Ltd.	12,591	244,983

Oki Electric Industry Co., Ltd.	38,000	395,475

Optex Group Co., Ltd.	6,600	98,552

Osaki Electric Co., Ltd.	22,300	123,104

Restar Holdings Corp.	14,200	262,154

Riken Keiki Co., Ltd.	5,400	134,634

Ryoden Corp.(a)	11,061	165,064

Ryosan Co., Ltd.	7,600	155,370

Sanshin Electronics Co., Ltd.(a)	5,700	103,425

Siix Corp.	10,900	160,985

Tachibana Eletech Co., Ltd.(a)	9,200	134,378

Tokyo Electron Device Ltd.	4,300	151,570

Tsuzuki Denki Co., Ltd.	10,900	163,451

V Technology Co., Ltd.(a)	1,800	88,778

Total Electronic Equipment, Instruments & Components		9,906,795

Energy Equipment & Services – 0.1%

Toyo Kanetsu K.K.(a)	6,400	157,249

Entertainment – 1.1%

Akatsuki, Inc.(a)	2,700	109,344

Avex, Inc.(a)	23,199	286,996

COLOPL, Inc.(a)	21,000	158,498

Daiichikosho Co., Ltd.	15,500	601,765

GungHo Online Entertainment, Inc.	9,349	184,949

Marvelous, Inc.	21,800	169,862

Toei Animation Co., Ltd.(a)	5,700	611,267

Total Entertainment		2,122,681

Food & Staples Retailing – 2.6%

Aeon Hokkaido Corp.	12,500	137,104

Ain Holdings, Inc.(a)	3,100	200,308

Arcs Co., Ltd.	11,394	246,544

Axial Retailing, Inc.	5,200	226,588

Belc Co., Ltd.	2,800	156,344

Cawachi Ltd.	5,500	143,398

cocokara fine, Inc.(a)	2,800	215,638

Create SD Holdings Co., Ltd.	10,700	348,597

G-7 Holdings, Inc.	7,500	179,118

Heiwado Co., Ltd.(a)	5,563	112,972

Inageya Co., Ltd.(a)	7,500	112,398

JM Holdings Co., Ltd.	6,000	123,529

Kato Sangyo Co., Ltd.	9,116	294,929

Kusuri no Aoki Holdings Co., Ltd.(a)	1,400	107,439

Life Corp.	8,400	256,561

Maxvalu Tokai Co., Ltd.	8,000	187,801

Mitsubishi Shokuhin Co., Ltd.	7,100	198,864

Nihon Chouzai Co., Ltd.	8,100	130,846

Okuwa Co., Ltd.	11,700	128,118

Qol Holdings Co., Ltd.	10,600	149,263

Retail Partners Co., Ltd.	8,400	105,665

San-A Co., Ltd.	2,900	120,855

United Super Markets Holdings, Inc.	18,200	192,047

Valor Holdings Co., Ltd.	14,591	328,397

Yaoko Co., Ltd.(a)	4,900	301,539

Yokohama Reito Co., Ltd.	19,000	156,986

Total Food & Staples Retailing		4,861,848

Food Products – 3.0%

Ariake Japan Co., Ltd.	2,528	153,510

DyDo Group Holdings, Inc.	2,600	125,176

Feed One Co., Ltd.	18,140	150,209

Fuji Oil Holdings, Inc.(a)	19,500	521,118

Fujicco Co., Ltd.	6,700	118,235

Hokuto Corp.	12,891	243,471

Itoham Yonekyu Holdings, Inc.	92,100	607,610

J-Oil Mills, Inc.	7,200	129,991

Kakiyasu Honten Co., Ltd.	4,200	100,306

Kameda Seika Co., Ltd.	2,200	95,964

Kotobuki Spirits Co., Ltd.(a)	2,000	130,136

Kyokuyo Co., Ltd.(a)	5,200	143,765

Marudai Food Co., Ltd.	6,900	107,153

Maruha Nichiro Corp.	7,632	181,303

Megmilk Snow Brand Co., Ltd.	10,600	215,741

Mitsui Sugar Co., Ltd.	9,998	177,521

Morinaga & Co., Ltd.	8,487	303,765

Morinaga Milk Industry Co., Ltd.	7,482	394,074

Nippn Corp.	12,883	193,187

Nippon Suisan Kaisha Ltd.	55,500	267,204

Nisshin Oillio Group Ltd. (The)	7,500	221,606

Prima Meat Packers Ltd.	12,700	401,113

Riken Vitamin Co., Ltd.	12,100	149,471

Rock Field Co., Ltd.(a)	6,500	99,235

S Foods, Inc.	5,100	174,692

Sakata Seed Corp.	3,100	114,742

Showa Sangyo Co., Ltd.(a)	7,500	210,747

Total Food Products		5,731,045

Gas Utilities – 0.4%

Nippon Gas Co., Ltd.	25,800	449,691

Saibu Gas Co., Ltd.	8,800	252,452

Shizuoka Gas Co., Ltd.	13,992	125,991

Total Gas Utilities		828,134

See Notes to Financial Statements.

WisdomTree Trust	71

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2021

Investments	Shares	Value

Health Care Equipment & Supplies – 1.2%

Eiken Chemical Co., Ltd.	6,670	$130,563

Hogy Medical Co., Ltd.	7,000	213,801

Japan Lifeline Co., Ltd.	16,600	210,467

Jeol Ltd.	4,900	194,670

Mani, Inc.	7,700	193,719

Menicon Co., Ltd.	2,800	165,466

Nagaileben Co., Ltd.	7,526	186,618

Nakanishi, Inc.	13,600	283,692

Nihon Kohden Corp.	13,500	394,615

Nipro Corp.(a)	15,400	186,333

Paramount Bed Holdings Co., Ltd.	9,842	209,577

Total Health Care Equipment & Supplies		2,369,521

Health Care Providers & Services – 1.4%

As One Corp.	2,100	264,353

BML, Inc.	6,700	231,923

FALCO HOLDINGS Co., Ltd.	1,600	25,325

France Bed Holdings Co., Ltd.	16,500	144,692

H.U. Group Holdings, Inc.(a)	15,900	534,557

Ship Healthcare Holdings, Inc.	20,014	563,290

Solasto Corp.	18,000	232,615

Toho Holdings Co., Ltd.	12,500	229,638

Tokai Corp.	5,500	120,005

Vital KSK Holdings, Inc.	18,400	131,381

WIN-Partners Co., Ltd.(a)	10,900	103,772

Total Health Care Providers & Services		2,581,551

Hotels, Restaurants & Leisure – 1.4%

Hiday Hidaka Corp.(a)	10,098	164,218

Ichibanya Co., Ltd.(a)	7,536	328,720

KFC Holdings Japan Ltd.(a)	7,100	190,768

KOMEDA Holdings Co., Ltd.	13,000	237,059

Koshidaka Holdings Co., Ltd.(a)	27,300	147,247

Kyoritsu Maintenance Co., Ltd.(a)	4,300	142,620

MOS Food Services, Inc.(a)	5,000	147,059

Ohsho Food Service Corp.	4,500	237,013

Resorttrust, Inc.	17,408	291,131

Saizeriya Co., Ltd.(a)	6,000	123,529

St. Marc Holdings Co., Ltd.	12,500	194,683

Sushiro Global Holdings Ltd.	6,400	283,222

Tokyotokeiba Co., Ltd.	4,042	204,478

Total Hotels, Restaurants & Leisure		2,691,747

Household Durables – 1.7%

ES-Con Japan Ltd.	24,600	174,760

Eslead Corp.(a)	3,900	59,400

FJ Next Co., Ltd.(a)	17,500	177,692

Fuji Corp., Ltd.	23,500	157,588

Hinokiya Group Co., Ltd.	9,000	204,597

Hoosiers Holdings(a)	31,700	211,429

Ki-Star Real Estate Co., Ltd.(a)	4,400	160,670

LEC, Inc.(a)	7,500	85,724

Pressance Corp.(a)	13,188	201,580

Sanei Architecture Planning Co., Ltd.	7,100	113,343

Sangetsu Corp.	21,400	324,777

Sumitomo Forestry Co., Ltd.	27,300	589,482

Tama Home Co., Ltd.	13,400	266,060

Tamron Co., Ltd.	11,966	233,472

Toa Corp.	13,852	120,719

Zojirushi Corp.	8,700	152,349

Total Household Durables		3,233,642

Household Products – 0.2%

Earth Corp.	3,500	210,950

ST Corp.	7,600	134,462

Total Household Products		345,412

Independent Power & Renewable Electricity Producers – 0.9%

Electric Power Development Co., Ltd.(a)	79,400	1,389,680

eRex Co., Ltd.(a)	8,500	142,000

West Holdings Corp.(a)	8,247	257,112

Total Independent Power & Renewable Electricity Producers		1,788,792

Industrial Conglomerates – 0.4%

Nisshinbo Holdings, Inc.	51,200	381,799

Noritsu Koki Co., Ltd.	3,400	81,723

TOKAI Holdings Corp.	37,400	323,569

Total Industrial Conglomerates		787,091

Interactive Media & Services – 0.2%

Dip Corp.	14,400	377,788

MTI Ltd.	11,900	87,016

Total Interactive Media & Services		464,804

Internet & Direct Marketing Retail – 0.3%

ASKUL Corp.	7,565	289,593

Belluna Co., Ltd.	17,884	210,076

Total Internet & Direct Marketing Retail		499,669

IT Services – 2.5%

Comture Corp.	2,700	65,240

Digital Garage, Inc.	2,600	106,000

DTS Corp.	13,282	303,623

Future Corp.(a)	7,900	142,986

GMO GlobalSign Holdings K.K.	600	36,869

GMO Internet, Inc.	8,672	248,781

ID Holdings Corp.	7,500	86,539

Ines Corp.	9,600	115,461

Infocom Corp.	6,400	162,983

Infomart Corp.	7,300	62,958

Information Services International-Dentsu Ltd.	11,600	410,986

Itfor, Inc.	13,900	104,407

JBCC Holdings, Inc.	9,000	120,706

Kanematsu Electronics Ltd.	12,000	405,068

Mitsubishi Research Institute, Inc.	5,900	219,982

NEC Networks & System Integration Corp.	27,937	492,500

NS Solutions Corp.	14,980	475,835

NSD Co., Ltd.	22,400	373,198

SB Technology Corp.(a)	2,600	75,529

TDC Soft, Inc.(a)	11,400	105,128

TKC Corp.	12,400	395,005

See Notes to Financial Statements.

72	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2021

Investments	Shares	Value

Transcosmos, Inc.	7,700	$208,074

Uchida Yoko Co., Ltd.(a)	1,700	75,769

Total IT Services		4,793,627

Leisure Products – 1.0%

Furyu Corp.	12,700	123,667

Heiwa Corp.(a)	39,300	642,671

Mizuno Corp.	7,023	138,172

Sankyo Co., Ltd.	31,600	838,758

Tomy Co., Ltd.	21,700	197,362

Total Leisure Products		1,940,630

Life Sciences Tools & Services – 0.1%

EPS Holdings, Inc.	12,500	127,828

Machinery – 4.7%

Aichi Corp.	18,000	144,977

Aida Engineering Ltd.	23,100	207,796

Alinco, Inc.	13,000	115,882

CKD Corp.	5,741	119,860

DMG Mori Co., Ltd.	23,200	380,858

Ebara Corp.	12,100	494,403

Fujitec Co., Ltd.	18,961	404,616

Furukawa Co., Ltd.	17,300	209,166

Giken Ltd.	5,500	248,371

Glory Ltd.	13,300	286,462

Hitachi Zosen Corp.(a)	50,500	409,027

Japan Steel Works Ltd. (The)	7,604	180,776

Juki Corp.	700	5,638

Kito Corp.(a)	2,300	37,986

Kitz Corp.	23,089	133,937

Kyokuto Kaihatsu Kogyo Co., Ltd.	9,980	149,384

Meidensha Corp.	10,100	220,006

METAWATER Co., Ltd.(a)	8,800	176,398

Mitsubishi Logisnext Co., Ltd.	12,500	146,606

Mitsuboshi Belting Ltd.	7,746	124,847

Morita Holdings Corp.	9,905	160,183

Nachi-Fujikoshi Corp.	4,500	196,086

Nikkiso Co., Ltd.	12,500	127,489

Nikko Co., Ltd.	20,500	135,615

Nitta Corp.	7,500	178,778

Noritake Co., Ltd.	3,700	118,869

Obara Group, Inc.(a)	4,179	143,145

Oiles Corp.(a)	10,000	153,303

OKUMA Corp.	3,270	187,914

Organo Corp.	1,600	96,145

OSG Corp.	17,600	313,933

Shibaura Machine Co., Ltd.	12,461	315,190

Shibuya Corp.	3,700	118,869

Shinmaywa Industries Ltd.	27,585	255,130

Shinwa Co., Ltd.	7,700	151,561

Sodick Co., Ltd.(a)	14,900	138,752

Star Micronics Co., Ltd.(a)	13,134	196,119

Sumitomo Heavy Industries Ltd.(a)	16,600	461,946

Takeuchi Manufacturing Co., Ltd.	6,500	182,059

Takuma Co., Ltd.	11,700	253,800

Technoflex Corp.	5,800	54,326

Teikoku Electric Manufacturing Co., Ltd.(a)	11,700	139,976

Tocalo Co., Ltd.	11,600	152,007

Tsubakimoto Chain Co.	10,245	282,781

Tsugami Corp.	6,800	102,338

Union Tool Co.	2,700	86,009

YAMABIKO Corp.	9,000	100,018

Total Machinery		8,999,337

Marine – 1.2%

Iino Kaiun Kaisha Ltd.	50,400	241,738

Mitsui OSK Lines Ltd.(a)	16,000	561,086

Nippon Yusen K.K.	35,200	1,202,534

NS United Kaiun Kaisha Ltd.	11,500	196,176

Total Marine		2,201,534

Media – 1.0%

FAN Communications, Inc.	31,400	117,075

Intage Holdings, Inc.	19,900	234,298

Kadokawa Corp.	9,500	369,253

Proto Corp.	9,200	97,495

SKY Perfect JSAT Holdings, Inc.	101,000	449,701

Tv Tokyo Holdings Corp.	4,900	105,805

ValueCommerce Co., Ltd.	4,500	146,199

Wowow, Inc.	11,400	290,107

Zenrin Co., Ltd.	13,180	158,041

Total Media		1,967,974

Metals & Mining – 2.8%

Asahi Holdings, Inc.	45,200	866,367

Daido Steel Co., Ltd.	7,300	337,584

Daiki Aluminium Industry Co., Ltd.	27,300	264,847

Dowa Holdings Co., Ltd.	15,800	658,452

Godo Steel Ltd.	18,200	358,071

Kurimoto Ltd.	7,500	118,846

Kyoei Steel Ltd.	23,514	353,242

Maruichi Steel Tube Ltd.	25,000	571,267

Mitsubishi Materials Corp.	22,700	530,831

Mitsui Mining & Smelting Co., Ltd.(a)	12,000	417,014

Toho Titanium Co., Ltd.	18,200	163,882

Tokyo Steel Manufacturing Co., Ltd.	47,700	365,628

Tokyo Tekko Co., Ltd.(a)	5,600	95,681

UACJ Corp.*	5,363	129,489

Total Metals & Mining		5,231,201

Multiline Retail – 0.6%

Izumi Co., Ltd.	13,800	541,385

MrMax Holdings Ltd.	14,200	92,396

Takashimaya Co., Ltd.	47,100	503,395

Total Multiline Retail		1,137,176

Oil, Gas & Consumable Fuels – 1.3%

Cosmo Energy Holdings Co., Ltd.	37,700	899,682

Itochu Enex Co., Ltd.	53,481	528,518

Iwatani Corp.	10,133	626,320

Sala Corp.	24,200	134,250

San-Ai Oil Co., Ltd.	17,416	206,943

See Notes to Financial Statements.

WisdomTree Trust	73

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2021

Investments	Shares	Value

Sinanen Holdings Co., Ltd.	4,500	$124,005

Total Oil, Gas & Consumable Fuels		2,519,718

Paper & Forest Products – 0.6%

Daiken Corp.	8,200	163,555

Daio Paper Corp.	20,178	346,769

Hokuetsu Corp.	61,532	288,449

Nippon Paper Industries Co., Ltd.(a)	32,900	394,800

Total Paper & Forest Products		1,193,573

Personal Products – 0.5%

Kitanotatsujin Corp.	7,200	41,506

Mandom Corp.	11,606	219,306

Milbon Co., Ltd.	2,800	153,810

Noevir Holdings Co., Ltd.	10,800	490,643

Shinnihonseiyaku Co., Ltd.(a)	3,000	63,475

Total Personal Products		968,740

Pharmaceuticals – 2.2%

Fuji Pharma Co., Ltd.	9,000	103,765

Kaken Pharmaceutical Co., Ltd.	21,900	859,154

KYORIN Holdings, Inc.	32,985	575,521

Mochida Pharmaceutical Co., Ltd.	8,222	319,207

Nichi-iko Pharmaceutical Co., Ltd.(a)	17,400	156,679

Sawai Pharmaceutical Co., Ltd.	14,524	697,283

Seikagaku Corp.	15,000	140,362

Taiko Pharmaceutical Co., Ltd.(a)	7,500	84,706

Towa Pharmaceutical Co., Ltd.	10,600	234,351

Tsumura & Co.	20,800	744,471

ZERIA Pharmaceutical Co., Ltd.	12,800	243,605

Total Pharmaceuticals		4,159,104

Professional Services – 2.3%

Altech Corp.	11,060	219,298

BayCurrent Consulting, Inc.	1,100	251,358

BeNEXT Group, Inc.(a)	31,092	495,502

en-japan, Inc.	12,000	370,860

Forum Engineering, Inc.	12,900	123,863

FULLCAST Holdings Co., Ltd.	7,100	128,378

Funai Soken Holdings, Inc.	7,110	138,082

IR Japan Holdings Ltd.(a)	1,300	157,294

JAC Recruitment Co., Ltd.	18,300	288,991

Meitec Corp.	10,700	591,647

Nisso Corp.(a)	10,500	81,625

Nomura Co., Ltd.	41,900	348,092

Outsourcing, Inc.	20,800	335,812

SMS Co., Ltd.	2,600	79,529

Tanseisha Co., Ltd.	25,400	202,510

TechnoPro Holdings, Inc.	5,900	492,290

Weathernews, Inc.	1,500	71,539

Total Professional Services		4,376,670

Real Estate Management & Development – 2.5%

Aoyama Zaisan Networks Co., Ltd.(a)	8,100	117,285

Daibiru Corp.(a)	18,500	238,910

Goldcrest Co., Ltd.	17,600	270,132

Grandy House Corp.	10,800	47,207

Heiwa Real Estate Co., Ltd.	11,068	346,063

Ichigo, Inc.	106,500	315,163

Katitas Co., Ltd.	9,500	265,656

Keihanshin Building Co., Ltd.	11,600	156,311

Nippon Commercial Development Co., Ltd.	9,400	146,062

Raysum Co., Ltd.(a)	18,400	150,197

SAMTY Co., Ltd.	17,000	312,000

Shinoken Group Co., Ltd.	23,000	263,719

Starts Corp., Inc.	16,100	423,262

Sun Frontier Fudousan Co., Ltd.	23,400	204,777

Takara Leben Co., Ltd.	69,200	233,589

TOC Co., Ltd.(a)	17,600	125,510

Tokyo Tatemono Co., Ltd.	67,100	1,020,770

Tosei Corp.	18,200	184,141

Total Real Estate Management & Development		4,820,754

Road & Rail – 1.5%

Fukuyama Transporting Co., Ltd.	3,811	157,269

Hamakyorex Co., Ltd.	5,300	155,643

Maruzen Showa Unyu Co., Ltd.	5,400	158,579

Nikkon Holdings Co., Ltd.(a)	15,860	319,066

Nishi-Nippon Railroad Co., Ltd.	7,700	206,053

Sakai Moving Service Co., Ltd.	3,100	139,009

Sankyu, Inc.	11,200	492,597

Seino Holdings Co., Ltd.	57,000	795,421

Senko Group Holdings Co., Ltd.(a)	42,156	399,814

Total Road & Rail		2,823,451

Semiconductors & Semiconductor Equipment – 1.3%

Ferrotec Holdings Corp.	9,900	197,910

Japan Material Co., Ltd.	15,000	177,828

Mimasu Semiconductor Industry Co., Ltd.	7,127	176,014

Optorun Co., Ltd.	12,500	310,294

Rorze Corp.	500	35,385

SCREEN Holdings Co., Ltd.	2,900	255,620

Shinko Electric Industries Co., Ltd.	13,653	423,181

Tokyo Seimitsu Co., Ltd.	7,500	342,082

Ulvac, Inc.	8,700	366,502

Yamaichi Electronics Co., Ltd.(a)	12,000	162,679

Total Semiconductors & Semiconductor Equipment		2,447,495

Software – 0.8%

Broadleaf Co., Ltd.(a)	22,300	109,583

Computer Engineering & Consulting Ltd.	9,000	117,041

Cresco Ltd.	1,900	27,735

Cybernet Systems Co., Ltd.	13,800	109,401

Digital Arts, Inc.	1,300	114,000

Fuji Soft, Inc.	2,100	108,896

Fukui Computer Holdings, Inc.	2,200	78,941

Miroku Jyoho Service Co., Ltd.(a)	6,100	113,775

SRA Holdings(a)	10,600	260,060

Systena Corp.	16,600	332,300

UNITED, Inc.(a)	7,500	94,547

Total Software		1,466,279

See Notes to Financial Statements.

74	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2021

Investments	Shares	Value

Specialty Retail – 3.0%

Adastria Co., Ltd.	9,700	$178,111

Alleanza Holdings Co., Ltd.(a)	9,200	110,650

Alpen Co., Ltd.	6,700	143,944

Arcland Sakamoto Co., Ltd.	8,516	131,015

Autobacs Seven Co., Ltd.	33,100	449,321

Bic Camera, Inc.	27,300	306,353

Chiyoda Co., Ltd.	27,291	244,755

DCM Holdings Co., Ltd.	41,445	434,329

EDION Corp.(a)	42,639	478,097

Geo Holdings Corp.(a)	6,300	67,732

Honeys Holdings Co., Ltd.	12,700	124,356

Joshin Denki Co., Ltd.(a)	3,000	85,792

Joyful Honda Co., Ltd.	26,100	338,946

Keiyo Co., Ltd.(a)	17,400	115,423

Kohnan Shoji Co., Ltd.	8,300	239,235

Kojima Co., Ltd.	17,600	112,449

Komeri Co., Ltd.	9,937	277,427

Nafco Co., Ltd.	6,500	125,823

Nojima Corp.	8,800	223,942

PAL GROUP Holdings Co., Ltd.	18,100	250,615

PC Depot Corp.(a)	17,800	79,738

T-Gaia Corp.	17,600	305,332

VT Holdings Co., Ltd.	60,800	245,401

World Co., Ltd.*	12,700	169,870

Xebio Holdings Co., Ltd.	24,500	207,529

Yellow Hat Ltd.	13,100	224,419

Total Specialty Retail		5,670,604

Technology Hardware, Storage & Peripherals – 0.5%

Eizo Corp.	5,900	222,919

Elecom Co., Ltd.(a)	16,400	364,510

MCJ Co., Ltd.	32,100	279,749

Wacom Co., Ltd.	22,611	152,036

Total Technology Hardware, Storage & Peripherals		1,019,214

Textiles, Apparel & Luxury Goods – 1.5%

Asics Corp.	22,400	357,792

Baroque Japan Ltd.(a)	22,500	160,249

Fujibo Holdings, Inc.	4,200	152,036

Gunze Ltd.	5,283	198,650

Japan Wool Textile Co., Ltd. (The)	28,125	262,161

Kurabo Industries Ltd.	7,476	129,764

Onward Holdings Co., Ltd.(a)	160,433	452,987

Seiko Holdings Corp.(a)	22,400	380,496

Seiren Co., Ltd.	13,311	234,418

Wacoal Holdings Corp.	12,800	284,380

Yondoshi Holdings, Inc.(a)	10,400	181,177

Total Textiles, Apparel & Luxury Goods		2,794,110

Thrifts & Mortgage Finance – 0.1%

Aruhi Corp.(a)	8,500	138,846

Trading Companies & Distributors – 2.9%

Advan Co., Ltd.	4,400	40,496

Alconix Corp.	9,400	140,702

Gecoss Corp.	16,400	$142,925

Hanwa Co., Ltd.	7,622	234,178

Inaba Denki Sangyo Co., Ltd.	13,888	335,323

Inabata & Co., Ltd.	17,641	264,695

Kamei Corp.	9,200	103,406

Kanamoto Co., Ltd.	7,528	196,273

Kanematsu Corp.	41,200	554,056

Nagase & Co., Ltd.(a)	40,504	633,768

Nichiden Corp.(a)	5,100	101,077

Nippon Steel Trading Corp.	11,000	403,665

Nishio Rent All Co., Ltd.	7,500	203,213

Onoken Co., Ltd.	12,900	161,338

Sojitz Corp.(a)	468,400	1,322,541

Trusco Nakayama Corp.	5,900	156,871

Wakita & Co., Ltd.	11,500	103,968

Yamazen Corp.	15,206	143,390

Yuasa Trading Co., Ltd.	8,800	248,471

Total Trading Companies & Distributors		5,490,356

Transportation Infrastructure – 0.5%

Kamigumi Co., Ltd.	21,200	402,320

Mitsubishi Logistics Corp.(a)	11,700	358,412

Nissin Corp.	7,800	102,635

Total Transportation Infrastructure		863,367

Wireless Telecommunication Services – 0.2%

Okinawa Cellular Telephone Co.	10,200	468,923
TOTAL COMMON STOCKS (Cost: $199,880,795)		187,220,541

EXCHANGE-TRADED FUND – 0.3%

United States – 0.3%

WisdomTree Japan Hedged Equity Fund(a)(b) (Cost: $548,183)	9,338	572,793

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 8.6%

United States – 8.6%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c)
(Cost: $16,288,384)	16,288,384	16,288,384

TOTAL INVESTMENTS IN SECURITIES – 107.3% (Cost: $216,717,362)		204,081,718

Other Assets less Liabilities – (7.3)%		(13,941,138)

NET ASSETS – 100.0%		$190,140,580
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at March 31, 2021 (See Note 2). At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $33,395,395 and the total market value of the collateral held by the Fund was $35,499,562. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $19,211,178.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2021.

See Notes to Financial Statements.

WisdomTree Trust	75

Schedule of Investments (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2021

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2021 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2021	Dividend Income
WisdomTree Japan Hedged Equity Fund	$2,315,089	$4,683,920	$6,381,633	$(254,200)	$209,617	$572,793	$55,089

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Construction & Engineering	$12,387,895	$154,295	$—	$12,542,190
Pharmaceuticals	3,461,821	697,283	—	4,159,104
Other	170,519,247	—	—	170,519,247
Exchange-Traded Fund	572,793	—	—	572,793
Investment of Cash Collateral for Securities Loaned	—	16,288,384	—	16,288,384
Total Investments in Securities	$186,941,756	$17,139,962	$—	$204,081,718

See Notes to Financial Statements.

76	WisdomTree Trust

Statements of Assets and Liabilities

WisdomTree Trust

March 31, 2021

	WisdomTree Europe Quality Dividend Growth Fund	WisdomTree Europe SmallCap Dividend Fund	WisdomTree International Dividend ex-Financials Fund	WisdomTree International Equity Fund	WisdomTree International High Dividend Fund
ASSETS:

Investments, at cost	$40,643,170	$260,997,567	$148,336,403	$533,055,428	$185,762,476

Investment in affiliates, at cost (Note 3)	—	594,938	199,960	683,512	544,516

Foreign currency, at cost	6,386	128,333	99,721	240,105	99,347
Investments in securities, at value[1,2] (Note 2)	46,951,834	314,290,101	157,921,032	637,979,913	200,447,330

Investment in affiliates, at value (Note 3)	—	629,963	249,429	676,441	548,318

Cash	49,078	150,460	25,647	128,443	31,889

Deposits at broker	—	96	—	—	—

Foreign currency, at value	6,391	128,387	99,680	240,077	99,223

Unrealized appreciation on foreign currency contracts	—	—	—	98	22

Receivables:

Dividends	206,460	895,279	806,861	2,915,291	1,157,016

Securities lending income	238	20,089	3,975	16,338	7,037

Foreign tax reclaims	141,941	1,042,337	250,910	2,056,885	528,759
Total Assets	47,355,942	317,156,712	159,357,534	644,013,486	202,819,594
LIABILITIES:

Unrealized depreciation on foreign currency contracts	—	627	92	377	178

Payables:

Cash collateral received for securities loaned (Note 2)	476,829	6,775,008	14,936,369	41,141,257	20,043,588

Advisory fees (Note 3)	22,807	152,863	72,381	244,850	90,112

Service fees (Note 2)	174	1,150	538	2,244	684
Total Liabilities	499,810	6,929,648	15,009,380	41,388,728	20,134,562
NET ASSETS	$46,856,132	$310,227,064	$144,348,154	$602,624,758	$182,685,032
NET ASSETS:

Paid-in capital	$47,839,333	$563,058,324	$182,807,727	$660,742,459	$248,750,374

Total distributable earnings (loss)	(983,201)	(252,831,260)	(38,459,573)	(58,117,701)	(66,065,342)
NET ASSETS	$46,856,132	$310,227,064	$144,348,154	$602,624,758	$182,685,032
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,500,000	4,450,000	3,400,000	11,450,000	4,650,000
Net asset value per share	$31.24	$69.71	$42.46	$52.63	$39.29
[1] Includes market value of securities out on loan of:	$672,003	$11,357,587	$19,304,061	$62,259,958	$26,428,911
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust	77

Statements of Assets and Liabilities (continued)

WisdomTree Trust

March 31, 2021

	WisdomTree International LargeCap Dividend Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International Multifactor Fund	WisdomTree International Quality Dividend Growth Fund	WisdomTree International SmallCap Dividend Fund
ASSETS:

Investments, at cost	$313,427,231	$140,953,780	$34,156,688	$164,370,404	$1,231,412,183

Investment in affiliates, at cost (Note 3)	—	—	—	—	2,929,066

Foreign currency, at cost	153,254	40,361	27,927	92,816	3,523,772
Investments in securities, at value[1,2] (Note 2)	372,033,221	155,359,967	37,896,903	193,070,336	1,443,528,042

Investment in affiliates, at value (Note 3)	—	—	—	—	3,200,694

Cash	161,597	121,230	2,365	362,970	88,019

Foreign currency, at value	153,159	40,358	27,970	92,733	3,523,865

Unrealized appreciation on foreign currency contracts	—	—	347,472	—	2,461

Receivables:

Dividends	1,681,721	571,287	190,619	1,390,355	8,287,412

Securities lending income	6,414	7,861	36	2,525	125,198

Foreign tax reclaims	1,130,718	157,621	50,698	197,283	1,874,019
Total Assets	375,166,830	156,258,324	38,516,063	195,116,202	1,460,629,710
LIABILITIES:

Unrealized depreciation on foreign currency contracts	—	—	595	—	686

Payables:

Cash collateral received for securities loaned (Note 2)	22,304,365	11,782,640	364,891	4,742,777	54,671,058

Investment securities purchased	—	—	—	—	1,743,356

Advisory fees (Note 3)	144,185	70,686	12,121	65,540	691,016

Service fees (Note 2)	1,314	537	140	686	5,232
Total Liabilities	22,449,864	11,853,863	377,747	4,809,003	57,111,348
NET ASSETS	$352,716,966	$144,404,461	$38,138,316	$190,307,199	$1,403,518,362
NET ASSETS:

Paid-in capital	$401,958,961	$163,914,924	$38,315,086	$167,015,662	$1,396,016,978

Total distributable earnings (loss)	(49,241,995)	(19,510,463)	(176,770)	23,291,537	7,501,384
NET ASSETS	$352,716,966	$144,404,461	$38,138,316	$190,307,199	$1,403,518,362
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	7,450,000	2,150,000	1,500,000	5,150,000	19,450,000
Net asset value per share	$47.34	$67.16	$25.43	$36.95	$72.16
[1] Includes market value of securities out on loan of:	$36,031,077	$20,380,339	$580,467	$13,954,577	$117,076,664
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

78	WisdomTree Trust

Statements of Assets and Liabilities (concluded)

WisdomTree Trust

March 31, 2021

WisdomTree Japan SmallCap Dividend Fund
ASSETS:

Investments, at cost	$216,169,179

Investment in affiliates, at cost (Note 3)	548,183

Foreign currency, at cost	87,227
Investments in securities, at value[1,2] (Note 2)	203,508,925

Investment in affiliates, at value (Note 3)	572,793

Cash	110,956

Foreign currency, at value	87,227

Receivables:

Dividends	2,233,844

Securities lending income	8,120
Total Assets	206,521,865
LIABILITIES:

Payables:

Cash collateral received for securities loaned (Note 2)	16,288,384

Advisory fees (Note 3)	92,209

Service fees (Note 2)	692
Total Liabilities	16,381,285
NET ASSETS	$190,140,580
NET ASSETS:

Paid-in capital	$297,553,735

Total distributable earnings (loss)	(107,413,155)
NET ASSETS	$190,140,580
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	2,500,000
Net asset value per share	$76.06
[1] Includes market value of securities out on loan of:	$33,395,395
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust	79

Statements of Operations

WisdomTree Trust

For the Year Ended March 31, 2021

	WisdomTree Europe Quality Dividend Growth Fund	WisdomTree Europe SmallCap Dividend Fund	WisdomTree International Dividend ex-Financials Fund	WisdomTree International Equity Fund	WisdomTree International High Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$948,295	$8,523,422	$5,892,565	$19,852,068	$8,040,291

Dividends from affiliates (Note 3)	—	24,527	61,507	77,479	27,295

Non-cash dividends	68,115	178,736	144,388	1,107,180	618,730

Securities lending income, net (Note 2)	6,347	447,749	53,377	170,887	75,418
Total investment income	1,022,757	9,174,434	6,151,837	21,207,614	8,761,734
EXPENSES:

Advisory fees (Note 3)	200,680	1,790,426	724,440	2,817,407	1,013,536

Service fees (Note 2)	1,522	13,583	5,495	25,827	7,689
Total expenses	202,202	1,804,009	729,935	2,843,234	1,021,225
Expense waivers (Note 3)	—	(1,990)	(2,832)	(708)	(564)
Net expenses	202,202	1,802,019	727,103	2,842,526	1,020,661
Net investment income	820,555	7,372,415	5,424,734	18,365,088	7,741,073
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(424,510)	(77,359,459)	(19,049,828)	(83,135,618)	(42,121,740)

Investment transactions in affiliates (Note 3)	—	261,539	231,554	(81,320)	(6,112)

In-kind redemptions	183,311	24,067,657	551,735	31,168,642	8,712,651

Futures contracts	(7,769)	30,267	—	—	—

Foreign currency contracts	(1,003)	(12,891)	(30,023)	(57,635)	(70,583)

Foreign currency related transactions	10,415	(47,579)	42,465	173,074	105,758
Net realized loss	(239,556)	(53,060,466)	(18,254,097)	(51,932,857)	(33,380,026)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	10,907,672	213,626,101	54,074,739	218,565,296	82,652,813

Investment transactions in affiliates (Note 3)	—	(1,425)	114,336	(61,069)	(9,267)

Foreign currency contracts	(27)	(6,098)	24,649	5,066	3,342

Translation of assets and liabilities denominated in foreign currencies	5,641	35,579	(16,102)	48,956	9,537
Net increase in unrealized appreciation/depreciation	10,913,286	213,654,157	54,197,622	218,558,249	82,656,425
Net realized and unrealized gain on investments	10,673,730	160,593,691	35,943,525	166,625,392	49,276,399
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,494,285	$167,966,106	$41,368,259	$184,990,480	$57,017,472
[1] Net of foreign withholding tax of:	$90,545	$1,070,223	$471,264	$1,810,352	$695,722

See Notes to Financial Statements.

80	WisdomTree Trust

Statements of Operations (continued)

WisdomTree Trust

For the Year Ended March 31, 2021

	WisdomTree International LargeCap Dividend Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International Multifactor Fund	WisdomTree International Quality Dividend Growth Fund	WisdomTree International SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$12,336,339	$4,788,898	$1,197,512	$4,349,136	$39,398,002

Dividends from affiliates (Note 3)	25,226	—	—	—	93,560

Non-cash dividends	726,624	272,256	12,541	10,918	203,540

Securities lending income, net (Note 2)	65,474	80,806	42	23,874	1,388,587
Total investment income	13,153,663	5,141,960	1,210,095	4,383,928	41,083,689
EXPENSES:

Advisory fees (Note 3)	1,656,373	927,877	161,085	606,328	7,636,857

Service fees (Note 2)	15,182	7,038	1,865	6,125	57,934
Total expenses	1,671,555	934,915	162,950	612,453	7,694,791
Expense waivers (Note 3)	(592)	—	—	(36,039)	(9,080)
Net expenses	1,670,963	934,915	162,950	576,414	7,685,711
Net investment income	11,482,700	4,207,045	1,047,145	3,807,514	33,397,978
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(61,579,299)	(12,469,723)	416,260	(740,400)	(90,060,047)

Investment transactions in affiliates (Note 3)	(92,002)	—	—	—	620,332

In-kind redemptions	16,035,700	12,672,686	2,688,164	6,476,469	48,737,975

Futures contracts	—	—	—	—	41,568

Foreign currency contracts	(173,471)	181,752	(891,212)	(124,194)	(516,742)

Foreign currency related transactions	233,172	(137,993)	442	94,606	551,114
Net realized gain (loss)	(45,575,900)	246,722	2,213,654	5,706,481	(40,625,800)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	131,115,716	57,460,692	6,133,810	38,720,388	561,961,440

Investment transactions in affiliates (Note 3)	208,469	—	—	—	197,124

Foreign currency contracts	5,799	5,852	(451,214)	—	25,662

Translation of assets and liabilities denominated in foreign currencies	3,191	4,776	2,863	(5,725)	63,646
Net increase in unrealized appreciation/depreciation	131,333,175	57,471,320	5,685,459	38,714,663	562,247,872
Net realized and unrealized gain on investments	85,757,275	57,718,042	7,899,113	44,421,144	521,622,072
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$97,239,975	$61,925,087	$8,946,258	$48,228,658	$555,020,050
[1] Net of foreign withholding tax of:	$1,069,808	$486,650	$95,220	$328,339	$3,908,786

See Notes to Financial Statements.

WisdomTree Trust	81

Statements of Operations (concluded)

WisdomTree Trust

For the Year Ended March 31, 2021

WisdomTree Japan SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$4,891,795

Dividends from affiliates (Note 3)	55,089

Securities lending income, net (Note 2)	127,638
Total investment income	5,074,522
EXPENSES:

Advisory fees (Note 3)	1,274,660

Service fees (Note 2)	9,668
Total expenses	1,284,328
Expense waivers (Note 3)	(1,246)
Net expenses	1,283,082
Net investment income	3,791,440
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized loss from:

Investment transactions	(388,175)

Investment transactions in affiliates (Note 3)	(254,200)

In-kind redemptions	(249,998)

Foreign currency contracts	(16,215)

Foreign currency related transactions	67,876
Net realized loss	(840,712)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	60,622,793

Investment transactions in affiliates (Note 3)	209,617

Foreign currency contracts	71

Translation of assets and liabilities denominated in foreign currencies	(15,147)
Net increase in unrealized appreciation/depreciation	60,817,334
Net realized and unrealized gain on investments	59,976,622
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$63,768,062
[1] Net of foreign withholding tax of:	$543,842

See Notes to Financial Statements.

82	WisdomTree Trust

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree Europe Quality Dividend Growth Fund		WisdomTree Europe SmallCap Dividend Fund		WisdomTree International Dividend ex-Financials Fund

	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$820,555	$956,402	$7,372,415	$23,060,360	$5,424,734	$6,599,393

Net realized loss on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(239,556)	(2,752,980)	(53,060,466)	(82,704,031)	(18,254,097)	(4,304,920)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	10,913,286	(3,331,459)	213,654,157	(61,868,058)	54,197,622	(30,528,758)
Net increase (decrease) in net assets resulting from operations	11,494,285	(5,128,037)	167,966,106	(121,511,729)	41,368,259	(28,234,285)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(828,773)	(908,753)	(7,149,556)	(24,025,680)	(5,359,954)	(6,679,985)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	13,027,760	5,344,762	—	—	10,968,590	—

Cost of shares redeemed	(2,287,610)	(15,199,143)	(170,820,367)	(201,633,798)	(8,689,913)	(38,213,511)
Net increase (decrease) in net assets resulting from capital share transactions	10,740,150	(9,854,381)	(170,820,367)	(201,633,798)	2,278,677	(38,213,511)
Net Increase (Decrease) in Net Assets	21,405,662	(15,891,171)	(10,003,817)	(347,171,207)	38,286,982	(73,127,781)
NET ASSETS:

Beginning of year	$25,450,470	$41,341,641	$320,230,881	$667,402,088	$106,061,172	$179,188,953

End of year	$46,856,132	$25,450,470	$310,227,064	$320,230,881	$144,348,154	$106,061,172
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	1,150,000	1,650,000	7,800,000	11,400,000	3,350,000	4,350,000

Shares created	450,000	200,000	—	—	300,000	—

Shares redeemed	(100,000)	(700,000)	(3,350,000)	(3,600,000)	(250,000)	(1,000,000)
Shares outstanding, end of year	1,500,000	1,150,000	4,450,000	7,800,000	3,400,000	3,350,000

See Notes to Financial Statements.

WisdomTree Trust	83

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree International Equity Fund		WisdomTree International High Dividend Fund		WisdomTree International LargeCap Dividend Fund

	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$18,365,088	$27,022,507	$7,741,073	$9,608,760	$11,482,700	$13,444,944

Net realized loss on investments, foreign currency contracts and foreign currency related transactions	(51,932,857)	(10,172,230)	(33,380,026)	(66,670)	(45,575,900)	(6,091,263)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	218,558,249	(153,604,939)	82,656,425	(55,862,036)	131,333,175	(77,392,000)
Net increase (decrease) in net assets resulting from operations	184,990,480	(136,754,662)	57,017,472	(46,319,946)	97,239,975	(70,038,319)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(18,281,531)	(28,034,655)	(7,456,513)	(9,965,602)	(11,449,209)	(13,724,833)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	4,792,891	—	7,623,205	21,726,099	—	21,874,879

Cost of shares redeemed	(149,786,802)	(91,561,113)	(48,734,895)	(43,056,963)	(60,695,563)	—
Net increase (decrease) in net assets resulting from capital share transactions	(144,993,911)	(91,561,113)	(41,111,690)	(21,330,864)	(60,695,563)	21,874,879
Net Increase (Decrease) in Net Assets	21,715,038	(256,350,430)	8,449,269	(77,616,412)	25,095,203	(61,888,273)
NET ASSETS:

Beginning of year	$580,909,720	$837,260,150	$174,235,763	$251,852,175	$327,621,763	$389,510,036

End of year	$602,624,758	$580,909,720	$182,685,032	$174,235,763	$352,716,966	$327,621,763
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	14,650,000	16,550,000	5,900,000	6,250,000	8,900,000	8,400,000

Shares created	100,000	—	200,000	800,000	—	500,000

Shares redeemed	(3,300,000)	(1,900,000)	(1,450,000)	(1,150,000)	(1,450,000)	—
Shares outstanding, end of year	11,450,000	14,650,000	4,650,000	5,900,000	7,450,000	8,900,000

See Notes to Financial Statements.

84	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree International MidCap Dividend Fund		WisdomTree International Multifactor Fund		WisdomTree International Quality Dividend Growth Fund

	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$4,207,045	$8,498,277	$1,047,145	$808,578	$3,807,514	$2,283,124

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	246,722	60,242	2,213,654	(2,885,410)	5,706,481	(5,176,832)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	57,471,320	(55,875,059)	5,685,459	(2,329,070)	38,714,663	(8,370,092)
Net increase (decrease) in net assets resulting from operations	61,925,087	(47,316,540)	8,946,258	(4,405,902)	48,228,658	(11,263,800)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(4,319,792)	(8,835,126)	(1,004,586)	(754,345)	(3,650,231)	(2,162,870)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	9,411,800	13,784,134	26,327,511	97,332,082	39,944,080

Cost of shares redeemed	(82,613,821)	(62,770,774)	(16,995,212)	(7,537,669)	(20,154,625)	(29,507,185)
Net increase (decrease) in net assets resulting from capital share transactions	(82,613,821)	(53,358,974)	(3,211,078)	18,789,842	77,177,457	10,436,895
Net Increase (Decrease) in Net Assets	(25,008,526)	(109,510,640)	4,730,594	13,629,595	121,755,884	(2,989,775)
NET ASSETS:

Beginning of year	$169,412,987	$278,923,627	$33,407,722	$19,778,127	$68,551,315	$71,541,090

End of year	$144,404,461	$169,412,987	$38,138,316	$33,407,722	$190,307,199	$68,551,315
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	3,600,000	4,500,000	1,600,000	800,004	2,650,000	2,500,000

Shares created	—	150,000	600,000	1,100,000	3,100,000	1,350,000

Shares redeemed	(1,450,000)	(1,050,000)	(700,000)	(300,004)	(600,000)	(1,200,000)
Shares outstanding, end of year	2,150,000	3,600,000	1,500,000	1,600,000	5,150,000	2,650,000

See Notes to Financial Statements.

WisdomTree Trust	85

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree International SmallCap Dividend Fund		WisdomTree Japan SmallCap Dividend Fund

	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$33,397,978	$58,474,303	$3,791,440	$7,505,844

Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(40,625,800)	18,272,377	(840,712)	(27,067,264)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	562,247,872	(434,761,469)	60,817,334	(4,352,258)
Net increase (decrease) in net assets resulting from operations	555,020,050	(358,014,789)	63,768,062	(23,913,678)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(35,298,828)	(61,380,468)	(5,773,349)	(11,877,835)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	135,911,833	7,761,522	8,947,474

Cost of shares redeemed	(277,642,196)	(228,172,175)	(113,118,986)	(351,946,162)
Net decrease in net assets resulting from capital share transactions	(277,642,196)	(92,260,342)	(105,357,464)	(342,998,688)
Net Increase (Decrease) in Net Assets	242,079,026	(511,655,599)	(47,362,751)	(378,790,201)
NET ASSETS:

Beginning of year	$1,161,439,336	$1,673,094,935	$237,503,331	$616,293,532

End of year	$1,403,518,362	$1,161,439,336	$190,140,580	$237,503,331
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	24,050,000	25,450,000	4,050,000	9,050,000

Shares created	—	2,100,000	100,000	150,000

Shares redeemed	(4,600,000)	(3,500,000)	(1,650,000)	(5,150,000)
Shares outstanding, end of year	19,450,000	24,050,000	2,500,000	4,050,000

See Notes to Financial Statements.

86	WisdomTree Trust

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe Quality Dividend Growth Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Period Ended March 31, 2019	For the Period Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$22.13	$25.06	$26.24	$23.17	$22.32
Investment operations:

Net investment income[1]	0.66	0.62	0.61	0.53	0.48

Net realized and unrealized gain (loss)	9.10	(2.93)	(1.05)	2.94	0.88
Total from investment operations	9.76	(2.31)	(0.44)	3.47	1.36
Dividends to shareholders:

Net investment income	(0.65)	(0.62)	(0.74)	(0.40)	(0.51)
Net asset value, end of year	$31.24	$22.13	$25.06	$26.24	$23.17

TOTAL RETURN[2]	44.43%	(9.46)%	(1.62)%	15.03%	6.24%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$46,856	$25,450	$41,342	$72,163	$17,377

Ratios to average net assets of:

Expenses	0.58%	0.58%	0.58%	0.58%	0.58%

Net investment income	2.37%	2.42%	2.41%	2.02%	2.19%
Portfolio turnover rate[3]	61%	43%	42%	18%	35%

WisdomTree Europe SmallCap Dividend Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$41.06	$58.54	$69.55	$59.16	$57.01
Investment operations:

Net investment income[1]	1.31	2.43	2.57	1.88	2.04

Net realized and unrealized gain (loss)	28.62	(17.41)	(10.87)	10.39	2.32
Total from investment operations	29.93	(14.98)	(8.30)	12.27	4.36
Dividends to shareholders:

Net investment income	(1.28)	(2.50)	(2.71)	(1.88)	(2.21)
Net asset value, end of year	$69.71	$41.06	$58.54	$69.55	$59.16

TOTAL RETURN[2]	73.76%	(26.54)%	(12.19)%	20.94%	7.97%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$310,227	$320,231	$667,402	$1,224,082	$774,999

Ratios to average net assets[4] of:

Expenses[5]	0.58%	0.58%	0.58%	0.58%	0.58%

Net investment income	2.39%	4.15%	4.06%	2.76%	3.68%
Portfolio turnover rate[3]	92%	50%	52%	33%	45%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees for the WisdomTree Europe SmallCap Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]

Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

See Notes to Financial Statements.

WisdomTree Trust	87

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Dividend ex-Financials Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$31.66	$41.19	$43.18	$39.72	$38.41
Investment operations:

Net investment income[1]	1.64	1.69	1.74	1.58	1.48

Net realized and unrealized gain (loss)	10.78	(9.52)	(1.98)	3.45	1.34
Total from investment operations	12.42	(7.83)	(0.24)	5.03	2.82
Dividends to shareholders:

Net investment income	(1.62)	(1.70)	(1.75)	(1.57)	(1.51)
Net asset value, end of year	$42.46	$31.66	$41.19	$43.18	$39.72

TOTAL RETURN[2]	39.87%	(19.77)%	(0.49)%	12.84%	7.56%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$144,348	$106,061	$179,189	$198,646	$200,568

Ratios to average net assets[3] of:

Expenses[4]	0.58%	0.58%	0.58%	0.58%	0.58%

Net investment income	4.34%	4.17%	4.17%	3.73%	3.86%
Portfolio turnover rate[5]	61%	45%	41%	35%	30%

WisdomTree International Equity Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$39.65	$50.59	$54.63	$49.57	$45.90
Investment operations:

Net investment income[1]	1.47	1.69	1.86	1.70	1.59

Net realized and unrealized gain (loss)	12.99	(10.88)	(3.98)	4.98	3.68
Total from investment operations	14.46	(9.19)	(2.12)	6.68	5.27
Dividends to shareholders:

Net investment income	(1.48)	(1.75)	(1.92)	(1.62)	(1.60)
Net asset value, end of year	$52.63	$39.65	$50.59	$54.63	$49.57

TOTAL RETURN[2]	36.92%	(18.80)%	(3.89)%	13.61%	11.75%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$602,625	$580,910	$837,260	$914,993	$703,948

Ratios to average net assets[3] of:

Expenses[4]	0.48%	0.48%	0.48%	0.48%	0.48%

Net investment income	3.13%	3.36%	3.59%	3.15%	3.41%
Portfolio turnover rate[5]	47%	23%	15%	19%	14%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]

Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

88	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International High Dividend Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$29.53	$40.30	$43.25	$40.39	$37.59
Investment operations:

Net investment income[1]	1.54	1.65	1.78	1.66	1.63

Net realized and unrealized gain (loss)	9.73	(10.75)	(2.89)	2.79	2.79
Total from investment operations	11.27	(9.10)	(1.11)	4.45	4.42
Dividends to shareholders:

Net investment income	(1.51)	(1.67)	(1.84)	(1.59)	(1.62)
Net asset value, end of year	$39.29	$29.53	$40.30	$43.25	$40.39

TOTAL RETURN[2]	38.88%	(23.48)%	(2.53)%	11.12%	12.09%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$182,685	$174,236	$251,852	$335,180	$250,392

Ratios to average net assets[3] of:

Expenses[4]	0.58%	0.58%	0.58%	0.58%	0.58%

Net investment income	4.43%	4.18%	4.32%	3.83%	4.28%
Portfolio turnover rate[5]	57%	34%	24%	26%	29%

WisdomTree International LargeCap Dividend Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$36.81	$46.37	$49.48	$45.45	$42.14
Investment operations:

Net investment income[1]	1.42	1.56	1.81	1.62	1.54

Net realized and unrealized gain (loss)	10.55	(9.52)	(3.09)	3.97	3.32
Total from investment operations	11.97	(7.96)	(1.28)	5.59	4.86
Dividends to shareholders:

Net investment income	(1.44)	(1.60)	(1.83)	(1.56)	(1.55)
Net asset value, end of year	$47.34	$36.81	$46.37	$49.48	$45.45

TOTAL RETURN[2]	32.91%	(17.78)%	(2.55)%	12.41%	11.79%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$352,717	$327,622	$389,510	$442,860	$359,074

Ratios to average net assets[3] of:

Expenses[4]	0.48%	0.48%	0.48%	0.48%	0.48%

Net investment income	3.33%	3.38%	3.83%	3.30%	3.59%
Portfolio turnover rate[5]	38%	14%	14%	16%	15%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]

Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	89

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International MidCap Dividend Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$47.06	$61.98	$68.12	$59.88	$55.82
Investment operations:

Net investment income[1]	1.51	2.03	2.00	1.84	1.60

Net realized and unrealized gain (loss)	20.12	(14.87)	(6.17)	8.17	4.03
Total from investment operations	21.63	(12.84)	(4.17)	10.01	5.63
Dividends to shareholders:

Net investment income	(1.53)	(2.08)	(1.97)	(1.77)	(1.57)
Net asset value, end of year	$67.16	$47.06	$61.98	$68.12	$59.88

TOTAL RETURN[2]	46.54%	(21.43)%	(6.16)%	16.87%	10.34%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$144,404	$169,413	$278,924	$286,089	$179,626

Ratios to average net assets of:

Expenses	0.58%	0.58%	0.58%[3,4]	0.58%[3,4]	0.58%[3,4]

Net investment income	2.63%	3.30%	3.12%[3]	2.76%[3]	2.87%[3]
Portfolio turnover rate[5]	62%	33%	28%	23%	31%

WisdomTree International Multifactor Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Period August 10, 2018* through March 31, 2019
Net asset value, beginning of period	$20.88	$24.72	$24.75
Investment operations:

Net investment income[1]	0.59	0.75	0.55

Net realized and unrealized gain (loss)	4.53	(3.88)	(0.27)
Total from investment operations	5.12	(3.13)	0.28
Dividends to shareholders:

Net investment income	(0.57)	(0.71)	(0.31)
Net asset value, end of period	$25.43	$20.88	$24.72

TOTAL RETURN[2]	24.70%	(13.08)%	1.18%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$38,138	$33,408	$19,778

Ratios to average net assets of:

Expenses	0.38%	0.38%[3,4]	0.38%[6]

Net investment income	2.47%	3.04%[3]	3.61%[6]
Portfolio turnover rate[5]	123%	132%	114%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]

Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[6]	Annualized.

See Notes to Financial Statements.

90	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Quality Dividend Growth Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Period Ended March 31, 2019	For the Period Ended March 31, 2018	For the Period April 7, 2016* through March 31, 2017
Net asset value, beginning of period	$25.87	$28.62	$30.50	$26.14	$24.86
Investment operations:

Net investment income[1]	0.91	0.70	0.58	0.65	0.73

Net realized and unrealized gain (loss)	10.98	(2.77)	(1.95)	4.12	1.02
Total from investment operations	11.89	(2.07)	(1.37)	4.77	1.75
Dividends to shareholders:

Net investment income	(0.81)	(0.68)	(0.51)	(0.41)	(0.47)
Net asset value, end of period	$36.95	$25.87	$28.62	$30.50	$26.14

TOTAL RETURN[2]	46.22%	(7.43)%	(4.43)%	18.33%	7.12%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$190,307	$68,551	$71,541	$24,396	$9,149

Ratios to average net assets of:

Expenses, net of expense waivers	0.41%[7]	0.38%[8]	0.38%[8]	0.38%[8]	0.38%[3,8]

Expenses, prior to expense waivers	0.44%	0.48%	0.48%	0.48%	0.48%[3]

Net investment income	2.73%	2.38%	2.05%	2.18%	2.97%[3]
Portfolio turnover rate[4]	66%	51%	55%	39%	38%

WisdomTree International SmallCap Dividend Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$48.29	$65.74	$75.80	$65.18	$58.98
Investment operations:

Net investment income[1]	1.55	2.36	2.19	2.07	1.97

Net realized and unrealized gain (loss)	23.97	(17.32)	(10.01)	10.76	6.22
Total from investment operations	25.52	(14.96)	(7.82)	12.83	8.19
Dividends to shareholders:

Net investment income	(1.65)	(2.49)	(2.24)	(2.21)	(1.99)
Net asset value, end of year	$72.16	$48.29	$65.74	$75.80	$65.18

TOTAL RETURN[2]	53.46%	(23.58)%	(10.41)%	19.91%	14.24%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$1,403,518	$1,161,439	$1,673,095	$1,940,467	$1,284,036

Ratios to average net assets[5] of:

Expenses[6]	0.58%	0.58%	0.58%	0.58%	0.58%

Net investment income	2.54%	3.63%	3.15%	2.83%	3.27%
Portfolio turnover rate[4]	74%	50%	35%	28%	38%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]

The investment advisor had contractually agreed to limit the advisory fee to 0.38% through July 31, 2020. On July 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.42%.

[8]	Effective April 7, 2016, the investment advisor contractually agreed to limit the advisory fee to 0.38% through July 31, 2020, unless earlier terminated by the Board of Trustees of the Trust.

See Notes to Financial Statements.

WisdomTree Trust	91

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan SmallCap Dividend Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$58.64	$68.10	$80.93	$66.48	$55.30
Investment operations:

Net investment income[1]	1.17	1.14	1.00	1.47	1.11

Net realized and unrealized gain (loss)	18.13	(8.95)	(12.61)	14.27	11.16
Total from investment operations	19.30	(7.81)	(11.61)	15.74	12.27
Dividends to shareholders:

Net investment income	(1.88)	(1.65)	(1.22)	(1.29)	(1.09)
Net asset value, end of year	$76.06	$58.64	$68.10	$80.93	$66.48

TOTAL RETURN[2]	33.27%	(11.85)%	(14.38)%	23.84%	22.43%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$190,141	$237,503	$616,294	$1,100,591	$475,304

Ratios to average net assets[3] of:

Expenses[4]	0.58%	0.58%	0.58%	0.58%	0.58%

Net investment income	1.73%	1.67%	1.35%	1.94%	1.84%
Portfolio turnover rate[5]	43%	38%	42%	18%	33%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]

Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

92	WisdomTree Trust

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Europe Quality Dividend Growth Fund (“Europe Quality Dividend Growth Fund’’)	May 7, 2014
WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund’’)	June 16, 2006
WisdomTree International Dividend ex-Financials Fund (“International Dividend ex-Financials Fund’’)	June 16, 2006
WisdomTree International Equity Fund (“International Equity Fund’’)	June 16, 2006
WisdomTree International High Dividend Fund (“International High Dividend Fund’’)	June 16, 2006
WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund’’)	June 16, 2006
WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund’’)	June 16, 2006
WisdomTree International Multifactor Fund (“International Multifactor Fund’’)	August 10, 2018
WisdomTree International Quality Dividend Growth Fund (“International Quality Dividend Growth Fund’’)	April 7, 2016
WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund’’)	June 16, 2006
WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund’’)	June 16, 2006

Each Fund, except for the International Multifactor Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments’’). The International Multifactor Fund is actively managed using a model-based approach seeking capital appreciation. WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded

WisdomTree Trust	93

Notes to Financial Statements (continued)

notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

In certain instances, such as when reliable market valuations are not readily available, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Pricing Committee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these

94	WisdomTree Trust

Notes to Financial Statements (continued)

factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal year ended March 31, 2021, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts and equity futures contracts during the year ended March 31, 2021 and open positions in such derivatives as of March 31, 2021 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to risk. Risks may arise upon entering into foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. The Funds’ derivative agreements may also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at March 31, 2021 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed in the table included in Note 2—Master Netting Arrangements. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of March 31, 2021, if any, is reflected as a footnote within each Fund’s Schedule of Investments.

As of March 31, 2021, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

	Asset Derivatives		Liability Derivatives

Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
Europe SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	$—	Unrealized depreciation on foreign currency contracts	$627
International Dividend ex-Financials Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	92
International Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	98	Unrealized depreciation on foreign currency contracts	377
International High Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	22	Unrealized depreciation on foreign currency contracts	178
International Multifactor Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	347,472	Unrealized depreciation on foreign currency contracts	595
International SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	2,461	Unrealized depreciation on foreign currency contracts	686

WisdomTree Trust	95

Notes to Financial Statements (continued)

For the fiscal year ended March 31, 2021, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Europe Quality Dividend Growth Fund
Foreign exchange contracts	$(1,003)	$(27)
Equity contracts	(7,769)	—
Europe SmallCap Dividend Fund
Foreign exchange contracts	(12,891)	(6,098)
Equity contracts	30,267	—
International Dividend ex-Financials Fund
Foreign exchange contracts	(30,023)	24,649
International Equity Fund
Foreign exchange contracts	(57,635)	5,066
International High Dividend Fund
Foreign exchange contracts	(70,583)	3,342
International LargeCap Dividend Fund
Foreign exchange contracts	(173,471)	5,799
International MidCap Dividend Fund
Foreign exchange contracts	181,752	5,852
International Multifactor Fund
Foreign exchange contracts	(891,212)	(451,214)
International Quality Dividend Growth Fund
Foreign exchange contracts	(124,194)	—
International SmallCap Dividend Fund
Foreign exchange contracts	(516,742)	25,662
Equity contracts	41,568	—
Japan SmallCap Dividend Fund
Foreign exchange contracts	(16,215)	71
[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from foreign currency contracts
Equity contracts	Net realized gain (loss) from futures contracts
[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Foreign exchange contracts	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts

96	WisdomTree Trust

Notes to Financial Statements (continued)

During the fiscal year ended March 31, 2021, the volume of derivative activity (based on the average of month-end balances, except where footnoted) for each Fund was as follows:

	Average Notional

Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)
Europe Quality Dividend Growth Fund
Equity contracts[1]	$—	$—	$28,203
Foreign exchange contracts	9,276	6,248	—
Europe SmallCap Dividend Fund
Equity contracts[1]	—	—	420,013
Foreign exchange contracts	161,046	543,824	—
International Dividend ex-Financials Fund
Foreign exchange contracts	195,174	121,624	—
International Equity Fund
Foreign exchange contracts	340,974	126,637	—
International High Dividend Fund
Foreign exchange contracts	95,322	11,134	—
International LargeCap Dividend Fund
Foreign exchange contracts	184,916	53,230	—
International MidCap Dividend Fund
Foreign exchange contracts	150,758	32,534	—
International Multifactor Fund
Foreign exchange contracts	4,424,744	23,129,305	—
International Quality Dividend Growth Fund
Foreign exchange contracts	57,646	6,777	—
International SmallCap Dividend Fund
Equity contracts[1]	—	—	2,321,213
Foreign exchange contracts	1,973,809	696,643	—
Japan SmallCap Dividend Fund
Foreign exchange contracts	2,408	47,258	—
[1]	The volume of derivative activity for the year is based on intra-month balances.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (net of foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable (with respect to foreign dividends) after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized at the fair value of securities received on the ex-dividend date or as soon as practicable (with respect to foreign dividends) after the existence of a dividend declaration has been determined. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled by the issuer as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. Income earned from securities lending activities (i.e., securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net increase (decrease) in unrealized appreciation/depreciation from investment transactions, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in net realized gain (loss) from foreign currency contracts and net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from foreign currency related transactions and/or net increase (decrease) in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies in the

WisdomTree Trust	97

Notes to Financial Statements (continued)

Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Currency Transactions — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the International Multifactor Fund, do not expect to engage in currency transactions for the purpose of hedging against currency exposures of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts — The Funds, except for the International Multifactor Fund, utilized forward foreign currency contracts (“Forward Contracts”) primarily to facilitate foreign security settlements. The International Multifactor Fund utilized Forward Contracts primarily to offset applicable international currency exposure from certain positions in international equities. A Forward Contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds and included in net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts on the Statements of Operations. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have settled are included in net realized gain (loss) from foreign currency contracts on the Statements of Operations.

Futures Contracts — The Europe Quality Dividend Growth Fund, Europe SmallCap Dividend Fund and International SmallCap Dividend Fund utilized equity futures contracts on a temporary basis during the fiscal year to obtain market exposure consistent with their investment objectives during each Fund’s annual portfolio rebalance. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells

98	WisdomTree Trust

Notes to Financial Statements (continued)

a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts, variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

As of March 31, 2021, there were no open futures contracts in the Funds.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend income earned on the securities loaned is accounted for in the same manner as other dividend income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund enters into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), such as Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

WisdomTree Trust	99

Notes to Financial Statements (continued)

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g., foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of March 31, 2021, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities

	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
Fund		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
Europe Quality Dividend Growth Fund
Securities Lending	$672,003	$—	$(672,003)[1]	$—	$—	$—	$—	$—
Europe SmallCap Dividend Fund
Securities Lending	11,357,587	—	(11,357,587)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	627	—	—	627
International Dividend ex-Financials Fund
Securities Lending	19,304,061	—	(19,304,061)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	92	—	—	92
International Equity Fund
Securities Lending	62,259,958	—	(62,259,958)[1]	—	—	—	—	—
Foreign Currency Contracts	98	(46)	—	52	377	(46)	—	331
International High Dividend Fund
Securities Lending	26,428,911	—	(26,428,911)[1]	—	—	—	—	—
Foreign Currency Contracts	22	(22)	—	—	178	(22)	—	156
International LargeCap Dividend Fund
Securities Lending	36,031,077	—	(36,031,077)[1]	—	—	—	—	—
International MidCap Dividend Fund
Securities Lending	20,380,339	—	(20,380,339)[1]	—	—	—	—	—
International Multifactor Fund
Securities Lending	580,467	—	(580,467)[1]	—	—	—	—	—
Foreign Currency Contracts	347,472	(274)	—	347,198	595	(274)	—	321
International Quality Dividend Growth Fund
Securities Lending	13,954,577	—	(13,954,577)[1]	—	—	—	—	—
International SmallCap Dividend Fund
Securities Lending	117,076,664	—	(117,076,664)[1]	—	—	—	—	—
Foreign Currency Contracts	2,461	(19)	—	2,442	686	(19)	—	667
Japan SmallCap Dividend Fund
Securities Lending	33,395,395	—	(33,395,395)[1]	—	—	—	—	—
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

100	WisdomTree Trust

Notes to Financial Statements (continued)

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (‘‘Mellon’’) to provide sub-advisory services to the Funds. Mellon is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

WisdomTree Trust	101

Notes to Financial Statements (continued)

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
Europe Quality Dividend Growth Fund	0.58%
Europe SmallCap Dividend Fund	0.58%
International Dividend ex-Financials Fund	0.58%
International Equity Fund	0.48%
International High Dividend Fund	0.58%
International LargeCap Dividend Fund	0.48%
International MidCap Dividend Fund	0.58%
International Multifactor Fund	0.38%
International Quality Dividend Growth Fund	0.42%[1]
International SmallCap Dividend Fund	0.58%
Japan SmallCap Dividend Fund	0.58%
[1]

Prior to the close of business on July 31, 2020, WTAM received an annual advisory fee of 0.48% (before fee waivers) based on the Fund’s average daily net assets and had contractually agreed to limit the advisory fee to 0.38% through July 31, 2020 (the advisory fee waiver expiration date). Effective the close of business on July 31, 2020, the contractual advisory fee waiver expired and the advisory fee annual rate (before fee waivers) was permanently reduced to 0.42%.

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the year ended March 31, 2021, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of the advisory fees, that it would otherwise charge, in an amount equal to the indirect AFFE (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) attributable to each Fund’s investment in affiliated ETFs. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statement of Operations in “Expense waivers”.

During the fiscal year ended March 31, 2021, certain Funds engaged in purchase and sale transactions with funds that have a common investment adviser, WTAM. These interfund purchase and sale transactions were effected in accordance with Rule 17a-7 under the 1940 Act. For the fiscal year ended March 31, 2021, the cost of purchases, proceeds from sales and the net realized gain or loss recognized upon the disposal of securities resulting from interfund transactions are shown in the following table:

Fund	Purchases	Sales	Net Realized Gain/Loss
Europe Quality Dividend Growth Fund	$5,076,771	$6,546,971	$418,474
Europe SmallCap Dividend Fund	5,597,375	24,752,722	2,404,398
International Dividend ex-Financials Fund	11,409,401	8,881,345	1,102,150
International Equity Fund	28,671,814	27,373,399	1,539,489
International High Dividend Fund	4,997,611	5,771,890	(607,820)
International LargeCap Dividend Fund	18,766,669	4,619,210	178,270
International MidCap Dividend Fund	17,658,610	18,220,179	2,838,102
International Quality Dividend Growth Fund	12,006,094	12,943,660	369,358
International SmallCap Dividend Fund	43,727,493	50,919,362	4,481,153
Japan SmallCap Dividend Fund	17,406,455	7,005,377	367,264

WTAM and/or WisdomTree Investments (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the fiscal year ended March 31, 2021, WT held shares of and received distributions from the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
Europe Quality Dividend Growth Fund	104	$3,252	$12
International Equity Fund	120	6,310	83
International Multifactor Fund	499	12,709	136
International Quality Dividend Growth Fund	286	10,605	107
International SmallCap Dividend Fund	261	18,852	385

102	WisdomTree Trust

Notes to Financial Statements (continued)

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2021, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities and/or an amount of cash. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the fiscal year ended March 31, 2021 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales
Europe Quality Dividend Growth Fund	$20,731,676	$20,805,133	$12,986,064	$2,271,372
Europe SmallCap Dividend Fund	282,260,881	278,725,254	—	169,665,520
International Dividend ex-Financials Fund	75,159,102	75,059,531	10,556,216	8,625,804
International Equity Fund	272,052,311	280,471,245	4,542,167	141,699,248
International High Dividend Fund	98,026,068	98,251,394	7,257,989	48,089,300
International LargeCap Dividend Fund	128,673,052	130,643,725	—	58,909,288
International MidCap Dividend Fund	97,493,012	98,395,163	—	81,869,614
International Multifactor Fund	50,705,587	51,098,016	13,205,374	16,646,799
International Quality Dividend Growth Fund	96,502,184	90,764,740	89,787,481	19,966,044
International SmallCap Dividend Fund	959,988,860	961,547,878	—	274,581,399
Japan SmallCap Dividend Fund	91,195,230	92,274,441	7,926,539	112,788,264

6. FEDERAL INCOME TAXES

At March 31, 2021, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

	Investments in Long Securities				Investments in Financial Derivatives[1]

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
Europe Quality Dividend Growth Fund	$40,663,531	$7,586,667	$(1,298,364)	$6,288,303	$—	$—	$—	$6,288,303
Europe SmallCap Dividend Fund	261,725,821	58,108,626	(4,914,383)	53,194,243	—	(627)	(627)	53,193,616
International Dividend ex-Financials Fund	148,779,341	18,506,689	(9,115,569)	9,391,120	—	(60)	(60)	9,391,060
International Equity Fund	535,598,121	122,607,717	(19,549,484)	103,058,233	98	(377)	(279)	103,057,954
International High Dividend Fund	186,734,888	23,705,962	(9,445,202)	14,260,760	22	(178)	(156)	14,260,604
International LargeCap Dividend Fund	314,565,282	70,410,591	(12,942,652)	57,467,939	—	—	—	57,467,939
International MidCap Dividend Fund	141,409,899	19,880,796	(5,930,728)	13,950,068	—	—	—	13,950,068
International Multifactor Fund	34,239,861	4,231,607	(574,565)	3,657,042	11,501	(5)	11,496	3,668,538
International Quality Dividend Growth Fund	164,667,441	30,712,845	(2,309,950)	28,402,895	—	—	—	28,402,895

WisdomTree Trust	103

Notes to Financial Statements (continued)

	Investments in Long Securities				Investments in Financial Derivatives[1]

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
International SmallCap Dividend Fund	$1,236,514,349	$248,979,422	$(38,765,035)	$210,214,387	$—	$(686)	$(686)	$210,213,701
Japan SmallCap Dividend Fund	216,761,531	14,080,928	(26,760,741)	(12,679,813)	—	—	—	(12,679,813)
[1]

Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

At March 31, 2021, the components of total distributable earnings (loss) on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Currency and Other Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings (Loss)
Europe Quality Dividend Growth Fund	$98,794	$(7,373,268)	$6,288,303	$2,970	$(983,201)
Europe SmallCap Dividend Fund	1,102,314	(307,156,807)	53,193,616	29,617	(252,831,260)
International Dividend ex-Financials Fund	554,612	(48,408,131)	9,391,060	2,886	(38,459,573)
International Equity Fund	2,436,770	(163,666,673)	103,057,954	54,248	(58,117,701)
International High Dividend Fund	871,300	(81,211,061)	14,260,604	13,815	(66,065,342)
International LargeCap Dividend Fund	1,247,553	(107,977,801)	57,467,939	20,314	(49,241,995)
International MidCap Dividend Fund	640,789	(34,105,143)	13,950,068	3,823	(19,510,463)
International Multifactor Fund	183,674	(4,029,390)	3,668,538	408	(176,770)
International Quality Dividend Growth Fund	528,084	(5,626,708)	28,402,895	(12,734)	23,291,537
International SmallCap Dividend Fund	8,124,461	(210,857,879)	210,213,701	21,101	7,501,384
Japan SmallCap Dividend Fund	2,093,231	(96,817,070)	(12,679,813)	(9,503)	(107,413,155)

The tax character of distributions paid during the fiscal years ended March 31, 2021 and March 31, 2020, was as follows:

	Year Ended March 31, 2021	Year Ended March 31, 2020

Fund	Distributions Paid from Ordinary Income*	Distributions Paid from Ordinary Income*
Europe Quality Dividend Growth Fund	$828,773	$908,753
Europe SmallCap Dividend Fund	7,149,556	24,025,680
International Dividend ex-Financials Fund	5,359,954	6,679,985
International Equity Fund	18,281,531	28,034,655
International High Dividend Fund	7,456,513	9,965,602
International LargeCap Dividend Fund	11,449,209	13,724,833
International MidCap Dividend Fund	4,319,792	8,835,126
International Multifactor Fund	1,004,586	754,345
International Quality Dividend Growth Fund	3,650,231	2,162,870
International SmallCap Dividend Fund	35,298,828	61,380,468
Japan SmallCap Dividend Fund	5,773,349	11,877,835
*	Includes short-term capital gains, if any.

104	WisdomTree Trust

Notes to Financial Statements (continued)

At March 31, 2021, for Federal tax purposes, the Funds have capital loss carryforwards available to offset future capital gains as indicated in the below table. The loss carryforward amounts do not have an expiration date and, therefore, can be carried forward indefinitely until utilized. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders. During the fiscal year ended March 31, 2021, the Funds did not utilize any available capital loss carryforward amounts given that there were no tax-basis capital gains.

Fund	Short-Term	Long-Term	Capital Loss Available Total
Europe Quality Dividend Growth Fund	$4,144,022	$3,229,246	$7,373,268
Europe SmallCap Dividend Fund	113,281,805	193,875,002	307,156,807
International Dividend ex-Financials Fund	15,246,453	33,161,678	48,408,131
International Equity Fund	22,709,728	140,956,945	163,666,673
International High Dividend Fund	8,504,828	72,706,233	81,211,061
International LargeCap Dividend Fund	14,543,998	93,433,803	107,977,801
International MidCap Dividend Fund	8,214,530	25,890,613	34,105,143
International Multifactor Fund	3,357,690	671,700	4,029,390
International Quality Dividend Growth Fund	931,236	4,695,472	5,626,708
International SmallCap Dividend Fund	126,429,337	84,428,542	210,857,879
Japan SmallCap Dividend Fund	70,036,230	26,780,840	96,817,070

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. At March 31, 2021, the Funds did not have any post-October capital losses or late year-ordinary losses to defer.

At March 31, 2021, the effect of permanent “book/tax” reclassifications resulted in increases (decreases) to the components of net assets as shown in the following table. The differences are primarily due to redemptions-in-kind.

Fund	Total Distributable Earnings (Loss)	Paid-in Capital
Europe Quality Dividend Growth Fund	$(179,395)	$179,395
Europe SmallCap Dividend Fund	(23,785,430)	23,785,430
International Dividend ex-Financials Fund	(551,735)	551,735
International Equity Fund	(30,544,232)	30,544,232
International High Dividend Fund	(8,452,558)	8,452,558
International LargeCap Dividend Fund	(15,283,946)	15,283,946
International MidCap Dividend Fund	(12,312,389)	12,312,389
International Multifactor Fund	(2,620,791)	2,620,791
International Quality Dividend Growth Fund	(6,403,696)	6,403,696
International SmallCap Dividend Fund	(48,304,958)	48,304,958
Japan SmallCap Dividend Fund	369,553	(369,553)

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign withholding taxes, as applicable, are accrued based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Foreign withholding taxes are accrued and applied to foreign income, net realized capital gains and net unrealized appreciation, as applicable, as the foreign income is earned or capital gains and unrealized appreciation are recorded. The dollar amount of applicable foreign withholding taxes on foreign income is included net in the Statements of Operations in “Dividend Income,” the foreign capital gains tax applicable on the disposal of securities is included in the Statements of Operations in “Net realized gain (loss) from investment transactions” and the dollar amount of deferred foreign capital gains tax applicable on the unrealized appreciation on securities held is included in the Statements of Operations in “Net increase (decrease) in unrealized appreciation/depreciation from investment transactions”. The Funds file foreign withholding tax reclaims in certain jurisdictions to recover a portion of the amounts previously withheld. The Funds record a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims that have been recorded but not yet received are shown on the Statements of Assets and Liabilities in “Receivables: Foreign tax reclaims”. As of and during the fiscal year or period ended March 31, 2021, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal

WisdomTree Trust	105

Notes to Financial Statements (concluded)

Revenue Service, the State of New York, and various other states. Generally, each of the tax years in the four-year period ended March 31, 2021, remains subject to examination by taxing authorities. Specific to foreign countries in which the Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions.

7. ADDITIONAL INFORMATION

The respiratory disease caused by a novel coronavirus (“COVID-19”) has spread globally for over a year, resulting in a global pandemic and major disruption to global markets and economies. In an organized attempt to contain and mitigate the effects of COVID-19, governments and businesses world-wide took aggressive measures, including businesses canceling dividends to preserve cash, governments closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. In recent months, however, the rapid COVID-19 vaccination rollout in the United States and certain other developed countries, coupled with the passage of stimulus programs in the U.S. and abroad, have resulted in a reversal of many of these trends, including the re-opening of businesses, a reduction in quarantine requirements, increased consumer demand, and the resumption of certain in-person schooling, travel and events. Despite these positive trends, the prevalence of new COVID-19 variants, a failure to achieve herd immunity, or other unforeseen circumstances may result in the continued spread of the virus throughout unvaccinated populations or a resurgence in infections among vaccinated populations. As a result, it remains unclear if recent positive trends will continue in developed markets and whether such trends will spread world-wide to countries with limited access to vaccines that are still experiencing rising COVID-19 cases, hospitalizations and deaths.

The effects of COVID-19 have affected and are likely to continue to affect certain sectors and industries more dramatically than others, and the effects borne by some will negatively affect the value of the issuers in those sectors and industries, which may adversely affect the value of a Fund’s investments in those sectors or industries. It is also true that the speed at which global economies recover, or fail to recover, from the COVID-19 pandemic will affect certain sectors, industries, and issuers more dramatically than others, which in turn may adversely affect certain Fund investments.

COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources, including access to COVID-19 vaccinations and treatments. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined fully at this time, but the effects could be present for an extended period of time. It is impossible to predict the effects on the Funds of these or similar events and market conditions in the future. However, it is possible that these or similar events and market conditions could have a significant and adverse effect on the NAV and/or risk profile of a Fund.

106	WisdomTree Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of WisdomTree Europe Quality Dividend Growth Fund, WisdomTree Europe SmallCap Dividend Fund, WisdomTree International Dividend ex-Financials Fund, WisdomTree International Equity Fund, WisdomTree International High Dividend Fund, WisdomTree International LargeCap Dividend Fund, WisdomTree International MidCap Dividend Fund, WisdomTree International Multifactor Fund, WisdomTree International Quality Dividend Growth Fund, WisdomTree International SmallCap Dividend Fund and WisdomTree Japan SmallCap Dividend Fund and the Board of Trustees of WisdomTree Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of WisdomTree Europe Quality Dividend Growth Fund, WisdomTree Europe SmallCap Dividend Fund, WisdomTree International Dividend ex-Financials Fund, WisdomTree International Equity Fund, WisdomTree International High Dividend Fund, WisdomTree International LargeCap Dividend Fund, WisdomTree International MidCap Dividend Fund, WisdomTree International Multifactor Fund, WisdomTree International Quality Dividend Growth Fund, WisdomTree International SmallCap Dividend Fund and WisdomTree Japan SmallCap Dividend Fund (collectively referred to as the “Funds”), (eleven of the funds constituting WisdomTree Trust (the “Trust”)), including the schedules of investments, as of March 31, 2021, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (eleven of the funds constituting WisdomTree Trust) at March 31, 2021, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the WisdomTree Trust	Statement of operations	Statements of changes in net assets	Financial highlights

WisdomTree Europe Quality Dividend Growth Fund

WisdomTree Europe SmallCap Dividend Fund

WisdomTree International Dividend ex-Financials Fund

WisdomTree International Equity Fund

WisdomTree International High Dividend Fund

WisdomTree International LargeCap Dividend Fund

WisdomTree International MidCap Dividend Fund

WisdomTree International SmallCap Dividend Fund

WisdomTree Japan SmallCap Dividend Fund

	For the year ended March 31, 2021	For each of the two years in the period ended March 31, 2021	For each of the five years in the period ended March 31, 2021
WisdomTree International Multifactor Fund	For the year ended March 31, 2021	For each of the two years in the period ended March 31, 2021	For each of the two years in the period ended March 31, 2021 and the period from August 10, 2018 (commencement of operations) through March 31, 2019
WisdomTree International Quality Dividend Growth Fund	For the year ended March 31, 2021	For each of the two years in the period ended March 31, 2021	For each of the four years in the period ended March 31, 2021 and the period from April 7, 2016 (commencement of operations) through March 31, 2017

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021, by correspondence with the custodian and brokers or by other appropriate auditing procedures where

WisdomTree Trust	107

Report of Independent Registered Public Accounting Firm (concluded)

replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more WisdomTree investment companies since 2006.

New York, New York

May 26, 2021

108	WisdomTree Trust

Liquidity Risk Management Program (unaudited)

Effective June 1, 2019, the Funds adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 (the “Rule”) under the Investment Company Act of 1940, as amended. The Rule requires registered open-end funds, including exchange-traded funds such as the Funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The Rule is designed to mitigate the risk that a Fund could not meet redemption requests without significantly diluting the interest of remaining investors. The Board has appointed WisdomTree Asset Management, Inc., the investment advisor to the Funds, as the Program Administrator for each Fund’s Program.

The Rule requires the Funds to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-ended fund and whether the Fund has a relatively concentrated portfolio or large positions in particular issuers. The Funds must also assess their use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The Rule also requires the Funds to classify their investments into one of four liquidity categories: highly liquid, moderately liquid, less liquid or illiquid based on the number of days a Fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a Fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value of the investment. A Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a Fund permits redemptions in-kind, the Rule requires the Fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the Rule’s requirements, the Program has been reviewed and approved by the Fund’s Board. Furthermore, the Board has received a written report prepared by the Program Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program. The Program Administrator has monitored the Fund’s liquidity risk and the liquidity classifications of the securities held by the Fund and has determined that the Program is operating effectively.

During the period from January 1, 2020 to December 31, 2020, there were no material changes to the Program and no material liquidity events that impacted the Funds. During the period, the Funds held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable Fund redemption forecasts and foreseeable stressed Fund redemption forecasts, the Program Administrator believes that the Funds maintain sufficient highly liquid assets to meet Fund redemptions.

WisdomTree Trust	109

Trustees and Officers Information (unaudited)

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee During Past 5 Years
Trustees Who Are Interested Persons of the Trust
Jonathan Steinberg (1964)	Trustee, 2005- present; President, 2005-present	Chief Executive Officer, WisdomTree Investments, Inc. and WisdomTree Asset Management since 2005; President, WisdomTree Investments, Inc. and WisdomTree Asset Management from 2012 to 2019.	68	Director, WisdomTree Investments, Inc. and WisdomTree Asset Management.
Trustees Who Are Not Interested Persons of the Trust

David G. Chrencik* (1948)	Trustee, 2014-present	Chief Financial Officer of Sarus Indochina Select LP (hedge fund) since 2012; Chief Financial Officer of GeoGreen BioFuels, Inc. (biodiesel fuel producer) from 2010 to 2014; Audit Partner at PricewaterhouseCoopers LLP (public accounting firm) from 1972 to 2009 (includes positions prior to becoming Audit Partner and predecessor firms).	68	None

Joel Goldberg**, *** (1945)	Trustee, 2012-present	Attorney, Partner at Stroock & Stroock & Lavan LLP from 2010 to 2018; Attorney, Partner at Willkie Farr & Gallagher LLP from 2006 to 2010.	68	Director, Better Business Bureau (Metropolitan New York, Long Island and the Mid-Hudson Region).

Toni Massaro*** (1955)	Trustee, 2006-present	Dean Emerita at the University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since 2009 (distinguished Emerita in July 2009); Dean of the Rogers College of Law from 1999 to 2009; Regents’ Professor since 2006; Milton O. Riepe Chair in Constitutional Law since 1997; Professor at the Rogers College of Law since 1990.	68	None

Melinda A. Raso Kirstein**** (1955)	Trustee, 2014-present	Retired since 2004, Merrill Lynch Investment Management, Vice President; Senior Portfolio Manager, Fixed Income Management; Director, Tax Exempt Fund Management.	68	Associate Alumnae of Douglass College, Chair of Investment Committee.

Victor Ugolyn (1947)	Trustee, 2006-present; Chairman of the Board, 2006-present	Private Investor, from 2005 to present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds from 1991 to 2004.	68	Member of the Board of Governors of Naismith Memorial Basketball Hall of Fame (2001-2016).

110	WisdomTree Trust

Trustees and Officers Information (unaudited) (concluded)

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee During Past 5 Years
Officers of the Trust
Jonathan Steinberg***** (1964)	President, 2005- present; Trustee, 2005-present	Chief Executive Officer, WisdomTree Investments, Inc. and WisdomTree Asset Management since 2005; President, WisdomTree Investments, Inc. and WisdomTree Asset Management from 2012 to 2019.	68	None

David Castano***** (1971)	Treasurer, 2013-present	Head of Fund Accounting & Administration, WisdomTree Asset Management, since 2020; Director of Fund Accounting & Administration, WisdomTree Asset Management, 2011 to 2020.	68	None

Terry Jane Feld***** (1960)	Chief Compliance Officer, 2012-present	Chief Compliance Officer WisdomTree Asset Management since 2012; Senior Compliance Officer, WisdomTree Asset Management since 2011.	68	None

Ryan Louvar***** (1972)	Secretary and Chief Legal Officer, 2013-present	General Counsel, WisdomTree Asset Management since 2013; Vice President and Senior Managing Counsel, State Street, 2005 to 2013.	68	None

Joanne Antico***** (1975)	Assistant Secretary, 2018-present	Assistant General Counsel, WisdomTree Asset Management since 2016; Executive Director and Assistant Secretary, Morgan Stanley Investment Management Inc., 2005 to 2016.	68	None

Clint Martin***** (1977)	Assistant Treasurer, 2015-present	Director of Fund Accounting & Administration, WisdomTree Asset Management, since 2020; Fund Manager, Fund Accounting & Administration, WisdomTree Asset Management, 2012 to 2020.	68	None

+	As of March 31, 2021.

*	Chair of the Audit Committee.

**	Chair of the Contracts Review Committee.

***	Co-Chair of the Governance, Nominating and Compliance Committee.

****	Chair of the Investment Committee.

*****	Elected by and serves at the pleasure of the Board.

WisdomTree Trust	111

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds’ fiscal year ended March 31, 2021, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2022.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended March 31, 2021, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
Europe Quality Dividend Growth Fund	$828,773
Europe SmallCap Dividend Fund	7,149,556
International Dividend ex-Financials Fund	4,096,612
International Equity Fund	16,440,377
International High Dividend Fund	6,895,435
International LargeCap Dividend Fund	10,778,467
International MidCap Dividend Fund	3,449,541
International Multifactor Fund	1,004,586
International Quality Dividend Growth Fund	3,650,231
International SmallCap Dividend Fund	32,055,664
Japan SmallCap Dividend Fund	4,117,140

The Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries during the fiscal year ended March 31, 2021. The gross foreign source income and foreign taxes paid are as follows:

Fund	Gross Foreign Income	Foreign Taxes Paid
Europe Quality Dividend Growth Fund	$900,659	$58,333
Europe SmallCap Dividend Fund	7,513,906	421,823
International Dividend ex-Financials Fund	5,782,435	235,188
International Equity Fund	19,707,124	1,224,248
International High Dividend Fund	8,236,162	453,198
International LargeCap Dividend Fund	12,293,596	783,326
International MidCap Dividend Fund	4,605,792	281,851
International Multifactor Fund	1,143,478	94,116
International Quality Dividend Growth Fund	4,109,593	269,092
International SmallCap Dividend Fund	35,251,664	2,809,928
Japan SmallCap Dividend Fund	4,174,050	418,048

The following represents the percentage of dividends paid during the fiscal year ended March 31, 2021, that qualify for the 70% dividends received deduction for corporate shareholders:

Fund	Dividends-Received Deduction
Europe Quality Dividend Growth Fund	0.11%
Europe SmallCap Dividend Fund	3.43%
International Dividend ex-Financials Fund	—
International Equity Fund	0.06%
International High Dividend Fund	0.07%
International LargeCap Dividend Fund	—
International MidCap Dividend Fund	—
International Multifactor Fund	—
International Quality Dividend Growth Fund	0.11%
International SmallCap Dividend Fund	1.30%
Japan SmallCap Dividend Fund	—

112	WisdomTree Trust

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

Previously, the Funds were required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Beginning in April 2019, the Funds ceased filing Form N-Q and commenced filing Form N-PORT. Part F of each Fund’s Form N-PORT filings for the first and third fiscal quarters contain the complete schedule of portfolio holdings in the same manner as previously filed on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). Copies of the filings may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

WisdomTree Trust	113

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Inflation protected securities do not eliminate risks associated with inflation or deflation. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM-4834

Item 2.	Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(f)	The code of ethics is attached hereto as exhibit 13(a)(1).

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial expert serving on the registrant’s audit committee is David Chrencik, who is an independent trustee of the registrant, as that term is defined under Item 3(a) (2).

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $1,024,526 for 2021 and $1,056,224 for 2020.

Audit-Related Fees

(b)

The aggregate fees billed for each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $209,740 for 2021 and $101,500 for 2020. Audit-Related Fees represent service fees for analysis of potential Passive Foreign Investment Companies.

Tax Fees

(c)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $343,555 for 2021 and $360,318 for 2020.

All Other Fees

(d)

The aggregate fees billed for each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2021 and $0 for 2020.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Per Rule 2-01(c) (7) (A), the registrant’s audit committee charter provides that the audit committee shall select and approve in advance the retention of independent accountants to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve prior to appointment the engagement of the principal accountant to provide other audit services to the registrant or to provide non-audit services to the registrant, its investment adviser, or any entity controlling, controlled by, or under common control with its investment adviser (“adviser/affiliate”) that provides ongoing services to the registrant, if the engagement by the investment adviser or adviser affiliate relates directly to the operations and financial reporting of the registrant. The audit committee must also, prior to appointment of the engagement of the principal accountant, review and approve the fees proposed to be charged to the registrant by the auditors for each audit and non-audit service. The audit committee must also consider whether non-audit services provided by the registrant’s principal accountant to the registrant’s investment adviser, or adviser/affiliate that provides ongoing services to the registrant are compatible with maintaining the auditor’s independence.

(e)(2)	The registrant’s audit committee has approved 100% of services described in each of Items 4(b) through (d) pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $343,555 for 2021 and $360,318 for 2020.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are David Chrencik, Melinda Raso Kirstein and Victor Ugolyn.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan Steinberg
Jonathan L. Steinberg, President (principal executive officer)

Date:	July 27, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Steinberg
Jonathan L. Steinberg, President (principal executive officer)

Date:	July 27, 2021

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer (principal financial officer)

Date:	July 27, 2021